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                                   PROSPECTUS
                                 July 29, 2005
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                                 [SEASONS LOGO]
                              SEASONS SERIES TRUST

-   MULTI-MANAGED GROWTH PORTFOLIO
-   MULTI-MANAGED MODERATE GROWTH PORTFOLIO
-   MULTI-MANAGED INCOME/EQUITY PORTFOLIO
-   MULTI-MANAGED INCOME PORTFOLIO
-   ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
-   STOCK PORTFOLIO
-   LARGE CAP GROWTH PORTFOLIO
-   LARGE CAP COMPOSITE PORTFOLIO
-   LARGE CAP VALUE PORTFOLIO
-   MID CAP GROWTH PORTFOLIO
-   MID CAP VALUE PORTFOLIO
-   SMALL CAP PORTFOLIO
-   INTERNATIONAL EQUITY PORTFOLIO
-   DIVERSIFIED FIXED INCOME PORTFOLIO
-   STRATEGIC FIXED INCOME PORTFOLIO
-   CASH MANAGEMENT PORTFOLIO
-   FOCUS GROWTH PORTFOLIO
-   FOCUS TECHNET PORTFOLIO
-   FOCUS GROWTH AND INCOME PORTFOLIO
-   FOCUS VALUE PORTFOLIO
-   ALLOCATION GROWTH PORTFOLIO
-   ALLOCATION MODERATE GROWTH PORTFOLIO
-   ALLOCATION MODERATE PORTFOLIO
-   ALLOCATION BALANCED PORTFOLIO

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

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                               TABLE OF CONTENTS
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TRUST HIGHLIGHTS......................................................      3
           Q&A........................................................      3

EXPENSE SUMMARY.......................................................     33

MORE INFORMATION ABOUT THE PORTFOLIOS.................................     39
           Investment Strategies......................................     39
           Additional Information about the Seasons Portfolios........     39

GLOSSARY..............................................................     48
           Investment Terminology.....................................     48
           About the Indices..........................................     51
           Risk Terminology...........................................     52

MANAGEMENT............................................................     55
           Investment Adviser and Manager.............................     55
           Information about the Subadvisers..........................     56
           Portfolio Management.......................................     59
           Custodian, Transfer and Dividend Paying Agent..............     79
           Legal Proceedings..........................................     79

ACCOUNT INFORMATION...................................................     81
           Service Fees...............................................     81
           Transaction Policies.......................................     81
           Dividend Policies and Taxes................................     82
           Frequent Purchases and Redemptions of Shares...............     83
           Portfolio Holdings.........................................     83

FINANCIAL HIGHLIGHTS..................................................     84

FOR MORE INFORMATION..................................................     94

Seasons Series Trust

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                                TRUST HIGHLIGHTS
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The following questions and answers are designed to give you an overview of Seasons Series Trust (the "Trust") and to provide you with information about the Trust's 24 separate investment series ("Portfolios") and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begin on page 39, and the glossary that follows on page 48.

Individuals cannot invest in the Portfolios directly. Instead, they participate through a variable annuity contract or variable life policy (collectively, the "Variable Contracts") offered by life insurance companies (the "Life Insurance Companies") affiliated with AIG SunAmerica Asset Management Corp., the investment adviser and manager ("SunAmerica"). The term "Manager" as used in this prospectus means either SunAmerica or the other registered investment advisers that serve as investment subadvisers ("Subadvisers") to the Trust, as the case may be.

SIX OF THE PORTFOLIOS, MULTI-MANAGED GROWTH PORTFOLIO, MULTI-MANAGED MODERATE GROWTH PORTFOLIO, MULTI-MANAGED INCOME/EQUITY PORTFOLIO, MULTI-MANAGED INCOME PORTFOLIO, ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO AND STOCK PORTFOLIO, WHICH WE CALL THE "SEASONS PORTFOLIOS" ARE AVAILABLE ONLY THROUGH THE SELECTION OF ONE OF FOUR VARIABLE INVESTMENT "STRATEGIES" DESCRIBED IN THE VARIABLE CONTRACTS PROSPECTUS. YOU SHOULD BE AWARE THAT IF YOU SELECT A "STRATEGY" YOU WILL NOT INVEST DIRECTLY IN ONE OF THE PORTFOLIOS. INSTEAD, EACH STRATEGY INVESTS IN THREE OF THE SIX SEASONS PORTFOLIOS AND THE ALLOCATION OF ASSETS AMONG THE PORTFOLIOS WILL VARY DEPENDING ON THE OBJECTIVE OF THE STRATEGY.

EIGHTEEN OF THE PORTFOLIOS, WHICH WE WILL CALL THE "SEASONS SELECT PORTFOLIOS," THE "SEASONS FOCUSED PORTFOLIOS," AND THE "SEASONS MANAGED ALLOCATION PORTFOLIOS," ARE AVAILABLE AS VARIABLE INVESTMENT OPTIONS UNDER VARIABLE CONTRACTS OFFERED BY THE LIFE INSURANCE COMPANIES.

EACH SEASONS MANAGED ALLOCATION PORTFOLIO IS STRUCTURED AS A "FUND-OF-FUNDS" WHICH MEANS THAT IT PURSUES ITS INVESTMENT GOAL BY INVESTING ITS ASSETS IN A COMBINATION OF THE SEASONS SELECT PORTFOLIOS AND THE SEASONS FOCUSED PORTFOLIOS (COLLECTIVELY, THE "UNDERLYING PORTFOLIOS").

                                     Q&A

Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and principal investment strategy. Each Seasons Managed Allocation
    Portfolio invests its assets in a combination of the Underlying Portfolios rather than investing directly in stocks, bonds, cash and other investments. A fund-of-funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make that selection.

     A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

                               SEASONS PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  MULTI-MANAGED GROWTH     long-term growth of       asset allocation through
  PORTFOLIO                capital                   Managed Components
 ----------------------------------------------------------------------------
  MULTI-MANAGED MODERATE   long-term growth of       asset allocation through
  GROWTH PORTFOLIO         capital, with capital     Managed Components
                           preservation as a
                           secondary objective
 ----------------------------------------------------------------------------
  MULTI-MANAGED            conservation of           asset allocation through
  INCOME/EQUITY PORTFOLIO  principal while           Managed Components
                           maintaining some
                           potential for long-term
                           growth of capital
 ----------------------------------------------------------------------------
  MULTI-MANAGED INCOME     capital preservation      asset allocation through
  PORTFOLIO                                          Managed Components
 ----------------------------------------------------------------------------

MANAGED COMPONENTS -- the four distinct, actively managed investment components in which all of the assets of the Multi-Managed Seasons Portfolios are invested. The percentage each Multi-Managed Seasons Portfolio allocates to a Managed Component differs based upon the Portfolio's investment objective. See "Managed Components" on page 4.


CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.


INCOME is interest payments from bonds or dividends from stocks.


YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.


"NET ASSETS" will take into account any borrowing for investment purposes.

                                        3                   Seasons Series Trust

                               SEASONS PORTFOLIOS

 ---------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL       PRINCIPAL INVESTMENT STRATEGY
 ---------------------------------------------------------------------------------
  ASSET ALLOCATION:        capital appreciation      investment primarily through
  DIVERSIFIED GROWTH                                 a strategic allocation of
  PORTFOLIO                                          approximately 80% (with a
                                                     range of 65-95%) of its
                                                     assets in equity securities
                                                     and approximately 20% (with a
                                                     range of 5-35%) of its assets
                                                     in fixed income securities
 ---------------------------------------------------------------------------------
  STOCK PORTFOLIO          long-term capital         under normal circumstances,
                           appreciation, with a      invests at least 80% of net
                           secondary objective of    assets in common stocks
                           increasing dividend
                           income
 ---------------------------------------------------------------------------------

Each of the Seasons MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS ("Multi-Managed Seasons Portfolios") allocates all of its assets among three or four distinct MANAGED COMPONENTS, each managed by a separate Manager and each with its own investment strategy. The three Managers of the Multi-Managed Seasons Portfolios are SunAmerica, Janus Capital Management LLC ("Janus") and Wellington Management Company, LLP ("Wellington Management"). The four Managed Components are AGGRESSIVE GROWTH/SUNAMERICA, GROWTH/JANUS, BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT. The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents. The assets of each Managed Component that comprises a particular Multi-Managed Seasons Portfolio belong to that Portfolio.

Although each Multi-Managed Seasons Portfolio has a distinct investment objective and allocates its assets in varying percentages among the Managed Components in furtherance of that objective, the Managed Component(s) are managed in the same general manner regardless of the objective of the Multi-Managed Seasons Portfolios. However, the equity/debt weightings of the BALANCED/SUNAMERICA component under normal market conditions will vary depending on the objective of the Multi-Managed Seasons Portfolios. The following chart shows the allocation of the assets of each Multi-Managed Seasons Portfolio among the Managed Components.

                               MANAGED COMPONENTS

--------------------------------------------------------------------------------------------------
                                       AGGRESSIVE                               FIXED INCOME
              PORTFOLIO                  GROWTH        GROWTH      BALANCED      COMPONENT/
                                       COMPONENT/    COMPONENT/   COMPONENT/     WELLINGTON
                                       SUNAMERICA      JANUS      SUNAMERICA     MANAGEMENT
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED GROWTH PORTFOLIO            20%           40%          20%            20%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED MODERATE GROWTH
 PORTFOLIO                                 18%           28%          18%            36%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME/EQUITY
 PORTFOLIO                                  0%           18%          28%            54%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME PORTFOLIO             0%            8%          17%            75%
--------------------------------------------------------------------------------------------------

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

Seasons Series Trust

A "GROWTH" PHILOSOPHY -- investing in securities believed to offer the potential for long-term growth of capital -- focuses on securities considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.


A "VALUE" PHILOSOPHY -- investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

The following chart shows the investment goal and strategy of each of the Seasons Select Portfolios.

                           SEASONS SELECT PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  LARGE CAP GROWTH         long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies selected
                                                     through a growth
                                                     strategy
 ----------------------------------------------------------------------------
  LARGE CAP COMPOSITE      long-term growth of       under normal
  PORTFOLIO                capital and growth of     circumstances, invests
                           dividend income           at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies that offer the
                                                     potential for long-term
                                                     growth of capital or
                                                     dividends
 ----------------------------------------------------------------------------
  LARGE CAP VALUE          long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies selected
                                                     through a value strategy
 ----------------------------------------------------------------------------
  MID CAP GROWTH           long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of
                                                     medium-sized companies
                                                     selected through a
                                                     growth strategy
 ----------------------------------------------------------------------------
  MID CAP VALUE PORTFOLIO  long-term growth of       under normal
                           capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of
                                                     medium-sized companies
                                                     selected through a value
                                                     strategy
 ----------------------------------------------------------------------------
  SMALL CAP PORTFOLIO      long-term growth of       under normal
                           capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of small
                                                     companies
 ----------------------------------------------------------------------------

                                        5                   Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  INTERNATIONAL EQUITY     long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of issuers in
                                                     at least three countries
                                                     other than the U.S.
 ----------------------------------------------------------------------------
  DIVERSIFIED FIXED        relatively high current   under normal
  INCOME PORTFOLIO         income and secondarily    circumstances, invests
                           capital appreciation      at least 80% of net
                                                     assets in fixed income
                                                     securities, including
                                                     U.S. and foreign
                                                     government securities,
                                                     mortgage-backed
                                                     securities, investment
                                                     grade debt securities,
                                                     and high yield/high risk
                                                     bonds ("junk bonds")
 ----------------------------------------------------------------------------
  STRATEGIC FIXED INCOME   high level of current     under normal
  PORTFOLIO                income and, secondarily,  circumstances, invests
                           capital appreciation      at least 80% of net
                           over the long term        assets in multiple
                                                     sectors of the fixed
                                                     income market, including
                                                     high yield bonds,
                                                     foreign government and
                                                     corporate debt
                                                     securities from
                                                     developed and emerging
                                                     markets, mortgage-backed
                                                     securities and U.S.
                                                     government, agency and
                                                     investment grade
                                                     securities
 ----------------------------------------------------------------------------
  CASH MANAGEMENT          high current yield while  invests in a diversified
  PORTFOLIO                preserving capital        selection of money
                                                     market instruments
 ----------------------------------------------------------------------------

Each Seasons Select Portfolio except the CASH MANAGEMENT PORTFOLIO, is managed by multiple Managers, and we call these Portfolios the "Multi-Managed Seasons Select Portfolios." Each Multi-Managed Seasons Select Portfolio offers you access to at least three different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. To balance the risks of an actively managed portfolio, each Multi-Managed Seasons Select Portfolio includes a passively-managed index component, currently managed by AIG Global Investment Corp. ("AIGGIC") that seeks to track a target index or a subset of an index.

Seasons Series Trust

A "FOCUS" STRATEGY -- one in which a Manager actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Manager of the Focused Portfolios will invest in up to 10 securities, and each of these Portfolios will hold up to a total of 30 securities. Each Manager may invest in additional financial instruments for the purpose of cash management or to hedge a security in the Portfolio.

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of securities to achieve its investment goal.


MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

The following chart shows the investment goal and strategy of each of the Seasons Focused Portfolios.

                           SEASONS FOCUSED PORTFOLIOS

 ----------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  FOCUS GROWTH PORTFOLIO   long-term growth of       active trading of equity
                           capital                   securities selected on
                                                     the basis of growth
                                                     criteria, without regard
                                                     to market capitalization
 ----------------------------------------------------------------------------
  FOCUS TECHNET PORTFOLIO  long-term growth of       active trading of equity
                           capital                   securities of companies
                                                     that demonstrate the
                                                     potential for long-term
                                                     growth of capital and
                                                     that the Managers
                                                     believe will benefit
                                                     significantly from
                                                     technological advances
                                                     or improvements, without
                                                     regard to market
                                                     capitalization. Under
                                                     normal circumstances, at
                                                     least 80% of net assets
                                                     will be invested in such
                                                     securities
 ----------------------------------------------------------------------------
  FOCUS GROWTH AND INCOME  long-term growth of       active trading of equity
  PORTFOLIO                capital and current       securities selected to
                           income                    achieve a blend of
                                                     growth companies, value
                                                     companies and companies
                                                     that the Managers
                                                     believe have elements of
                                                     growth and value, issued
                                                     by large-cap companies
                                                     including those that
                                                     offer the potential for
                                                     a reasonable level of
                                                     current income. Each
                                                     Manager may emphasize
                                                     either a growth
                                                     orientation or a value
                                                     orientation at any
                                                     particular time
 ----------------------------------------------------------------------------
  FOCUS VALUE PORTFOLIO    long-term growth of       active trading of equity
                           capital                   securities selected on
                                                     the basis of value
                                                     criteria, without regard
                                                     to market capitalization
 ----------------------------------------------------------------------------

The Seasons Focused Portfolios offer you access to several different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.


SunAmerica initially allocated the assets of each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolios among the Managers for a Portfolio in a manner designed to maximize investment efficiency. SunAmerica allocates new cash from share purchases over redemption requests equally among the Managers, unless SunAmerica determines that a different allocation of assets would be in the best interests of a Portfolio and its shareholders. SunAmerica intends, on a quarterly basis, to review the asset allocation in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio to determine

                                        7                   Seasons Series Trust
the extent to which the portion of assets managed by a Manager differs from that portion managed by any other Manager of the Portfolio. If SunAmerica determines that the difference is significant, SunAmerica will then re-allocate cash flows among the Managers, differently from the manner described above, in an effort to effect a re-balancing of the Portfolio's asset allocation. In general, SunAmerica will not rebalance or reallocate the existing assets of a Multi-Managed Seasons Select Portfolio or Seasons Focused Portfolio among Managers. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Manager to another when it would be in the best interests of a Portfolio and its shareholders to do so. In some instances, where a reallocation results in any rebalancing of the Portfolio from a previous allocation, the effect of the reallocation may be to shift assets from a better performing Manager to a portion of the Portfolio with a relatively lower total return.

The following chart shows the investment goal and strategy of each of the Seasons Managed Allocation Portfolios.

                         SEASONS MANAGED ALLOCATION PORTFOLIOS

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----------------------------------------------------------------------------------------------------
                                                  PRINCIPAL                   PRINCIPAL
       PORTFOLIO           INVESTMENT GOAL   INVESTMENT STRATEGY        INVESTMENT TECHNIQUES
----------------------------------------------------------------------------------------------------
 ALLOCATION GROWTH        long-term capital  Fund-of-Funds        allocation of assets among a
 PORTFOLIO                appreciation                            combination of Underlying
                                                                  Portfolios. Under normal
                                                                  circumstances, invests at least
                                                                  80% of its net assets plus
                                                                  borrowings for investment purposes
                                                                  in equity portfolios.
----------------------------------------------------------------------------------------------------
 ALLOCATION MODERATE      long-term capital  Fund-of-Funds        allocation of assets among a
 GROWTH PORTFOLIO         appreciation                            combination of Underlying
                                                                  Portfolios. Under normal
                                                                  circumstances, invests at least
                                                                  30% and no more than 90% of its
                                                                  net assets plus borrowings for
                                                                  investment purposes in equity
                                                                  portfolios and at least 10% and no
                                                                  more than 70% of its net assets
                                                                  plus borrowings for investment
                                                                  purposes in fixed income
                                                                  portfolios.
----------------------------------------------------------------------------------------------------
 ALLOCATION MODERATE      long-term capital  Fund-of-Funds        allocation of assets among a
 PORTFOLIO                appreciation and                        combination of Underlying
                          moderate current                        Portfolios. Under normal
                          income                                  circumstances, invests at least
                                                                  20% and no more than 80% of its
                                                                  net assets plus borrowings for
                                                                  investment purposes in equity
                                                                  portfolios and at least 20% and no
                                                                  more than 80% of its net assets
                                                                  plus borrowings for investment
                                                                  purposes in fixed income
                                                                  portfolios.
----------------------------------------------------------------------------------------------------
 ALLOCATION BALANCED      long-term capital  Fund-of-Funds        allocation of assets among a
 PORTFOLIO                appreciation and                        combination of Underlying
                          current income                          Portfolios. Under normal
                                                                  circumstances, invests no more
                                                                  than 70% of its net assets plus
                                                                  borrowings for investment purposes
                                                                  in equity portfolios.
----------------------------------------------------------------------------------------------------

Seasons Series Trust

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT TECHNIQUES OF THE SEASONS MANAGED ALLOCATION PORTFOLIOS.

The Seasons Managed Allocation Portfolios may invest in a combination of the following Underlying Portfolios: Large Cap Growth Portfolio, Large Cap Composite Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, Diversified Fixed Income Portfolio, Strategic Fixed Income Portfolio, Cash Management Portfolio, Focus Growth Portfolio, Focus Growth and Income Portfolio, Focus Value Portfolio, and Focus TechNet Portfolio. However, the Seasons Managed Allocation Portfolios may not utilize all of the available Underlying Portfolios to meet their investment goals. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for each Seasons Managed Allocation Portfolio.

For each Seasons Managed Allocation Portfolio, the Manager determines a target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks, bonds (investment grade, high-yield, emerging markets), mortgages, and cash equivalents. Based on these target asset class allocations, the Manager determines a range and a target portfolio allocation in which each Seasons Managed Allocation Portfolio will invest in the Underlying Portfolios. The Manager may change the asset allocation ranges and the percentage invested in any of the Underlying Portfolios from time to time. The following chart reflects the percentage in which each Seasons Managed Allocation Portfolio was invested in the Underlying Portfolios as of March 31, 2005.

------------------------------------------------------------------------------------------------
                                                    ALLOCATION
                                    ALLOCATION       MODERATE       ALLOCATION      ALLOCATION
                                      GROWTH          GROWTH         MODERATE        BALANCED
            PORTFOLIO                PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH PORTFOLIO            16.6%           12.0%           10.5%            8.5%
------------------------------------------------------------------------------------------------
 FOCUS GROWTH PORTFOLIO                 3.5%            3.0%            2.0%            2.0%
------------------------------------------------------------------------------------------------
 LARGE CAP VALUE PORTFOLIO             26.1%           25.0%           22.0%           19.0%
------------------------------------------------------------------------------------------------
 FOCUS VALUE PORTFOLIO                  5.0%            4.0%            3.0%            2.0%
------------------------------------------------------------------------------------------------
 MID CAP GROWTH PORTFOLIO                --              --              --              --
------------------------------------------------------------------------------------------------
 MID CAP VALUE PORTFOLIO                4.1%            3.0%            3.0%            2.5%
------------------------------------------------------------------------------------------------
 SMALL CAP PORTFOLIO                   11.9%           10.0%            7.0%            3.0%
------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY PORTFOLIO        27.8%           22.9%           17.4%           12.9%
------------------------------------------------------------------------------------------------
 DIVERSIFIED FIXED INCOME
 PORTFOLIO                              2.0%           13.1%           18.1%           26.1%
------------------------------------------------------------------------------------------------
 STRATEGIC FIXED INCOME PORTFOLIO       3.0%            7.0%           11.9%           13.9%
------------------------------------------------------------------------------------------------
 CASH MANAGEMENT PORTFOLIO               --              --             5.1%           10.1%
------------------------------------------------------------------------------------------------

Due to market movements, portfolio management decisions or cash flow considerations, the Manager may determine that a Seasons Managed Allocation Portfolio's investments in the Underlying Portfolios requires adjustments in order to meet its target asset class allocation. Generally, the Manager will manage the investments among the Underlying Portfolios for each Seasons Managed Allocation Portfolio to match its target asset class allocation and to rebalance assets back to the target asset class allocation as it deems necessary.

                                                            Seasons Series Trust

As an investor in a Seasons Managed Allocation Portfolio, you pay the expenses of such Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios in which the Seasons Managed Allocation Portfolio invests.

For more complete information about the investment strategies and techniques of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios intend to invest, see the charts beginning on page 36.

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The performance of the Seasons Managed Allocation Portfolios directly reflects the performance of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios invest. Therefore, the performance of a Seasons Managed Allocation Portfolio depends both on its allocation among the Underlying Portfolios and the Underlying Portfolios' ability to meet their investment objectives. The Manager may not accurately assess the attractiveness or risk potential of particular Underlying Portfolios, asset classes, or investment styles.

     The following section describes the principal risks of each Portfolio. The charts beginning on page 40 also describe various additional risks. Each Seasons Managed Allocation Portfolio is also exposed to the risks of the Underlying Portfolios.

     Management Risks


     Each Seasons Managed Allocation Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of Seasons Managed Allocation Portfolio assets among the Underlying Portfolios may not produce the desired result. Similarly, each Seasons Portfolio, Seasons Select Portfolio and Seasons Focused Portfolios is subject to the risk that the selection of investments for the Portfolio may not produce the desired result.


     Risks of Investing in Equity Securities

     THE MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, LARGE CAP VALUE, MID CAP GROWTH, MID CAP VALUE, SMALL CAP, INTERNATIONAL EQUITY, FOCUS GROWTH, FOCUS TECHNET, FOCUS GROWTH AND INCOME and FOCUS VALUE PORTFOLIOS invest primarily in equity securities. Each Seasons Managed Allocation Portfolio may invest in certain Underlying Portfolios that invest in equity securities ("Underlying Equity Portfolios"), and the Allocation Growth, Allocation Moderate Growth and Allocation Moderate Portfolios invest primarily in Underlying Equity Portfolios. The Seasons Managed Allocation Portfolios are subject to the risks of changing market conditions generally. In addition, the MULTI-MANAGED INCOME/EQUITY PORTFOLIO invests significantly in equity securities.

     As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as a Portfolio's investments in equity securities or the Seasons Managed Allocation Portfolio's allocation to Underlying Equity Portfolios increases, which also increases the risk that you may lose money during declines in the stock market. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, and vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant benchmarks or other funds with comparable investment objectives and strategies.

     Risks of Investing in Growth Stocks

     Growth stocks are historically volatile, which will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH,

Seasons Series Trust

     LARGE CAP COMPOSITE, MID CAP GROWTH, SMALL CAP, FOCUS GROWTH, FOCUS GROWTH AND INCOME AND FOCUS TECHNET PORTFOLIOS (certain of such Portfolios are Underlying Equity Portfolios).

     Risks of Investing in Value Stocks

     The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the FOCUS VALUE, LARGE CAP VALUE and MID CAP VALUE PORTFOLIOS. Each of these Portfolios is an Underlying Equity Portfolio.

     Risks of Indexing

     A component of the following portfolios is managed to track the performance of an index: LARGE CAP GROWTH PORTFOLIO, LARGE CAP COMPOSITE PORTFOLIO, LARGE CAP VALUE PORTFOLIO, MID CAP GROWTH PORTFOLIO, MID CAP VALUE PORTFOLIO, SMALL CAP PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO and DIVERSIFIED FIXED INCOME PORTFOLIO. The Manager of such components, AIGGIC, may endeavor to track the index by purchasing every stock included in the index in the same proportions. Or, in the alternative, the Manager may invest in a sampling of index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the index. If this component of such Portfolio does not adequately track the characteristics of the index, it is likely that the performance of this component will not be similar to the performance of the index and, therefore, may have an impact on the overall performance of the Portfolio. The index component will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its index, raising funds to meet redemptions or rebalancing the portfolio, even if there are adverse developments concerning a particular security, company or industry.

     Each of the SEASONS MANAGED ALLOCATION PORTFOLIOS may invest in certain Underlying Portfolios in which a component of such Underlying Portfolios is managed to track the performance of an index.

     Risks of Investing in Technology Companies

     The FOCUS TECHNET PORTFOLIO invests at least 80% of net assets in securities of companies that the Managers believe will benefit significantly from technological advances or improvements ("technology companies"). Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio may be considerably more volatile than those of a fund that does not invest in technology companies. Technology company risk will also affect the MID CAP GROWTH PORTFOLIO. Each of the Seasons Managed Asset Allocation Portfolios may invest in an Underlying Portfolio which may invest in technology companies.

     Risks of Investing in Bonds

     The MULTI-MANAGED INCOME/EQUITY, MULTI-MANAGED INCOME, DIVERSIFIED FIXED INCOME and STRATEGIC FIXED INCOME PORTFOLIOS invest primarily in bonds. In addition, the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH and ASSET
     ALLOCATION: DIVERSIFIED GROWTH PORTFOLIOS each invests significantly in bonds. Each of the SEASONS MANAGED ALLOCATION PORTFOLIOS may invest in an Underlying Portfolio which invests in bonds (Diversified Fixed Income and Strategic Fixed Income Portfolios) (each, an "Underlying Fixed Income Portfolio"). The Seasons Managed Allocation Portfolios are subject to the risks to which an Underlying Fixed Income Portfolio is exposed.

                                                            Seasons Series Trust

     As with any bond fund, the value of your investment in these Portfolios or the Seasons Managed Allocation Portfolios (as by virtue of their Underlying Portfolios) may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

     Risks of Investing in Junk Bonds

     All Portfolios except the STOCK, MID CAP GROWTH and CASH MANAGEMENT PORTFOLIOS may invest to varying degrees in high yield/high risk securities, also known as "junk bonds," which are considered speculative. Each of the Seasons Managed Allocation Portfolios may invest in Underlying Portfolios that may invest in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

     Risks of Investing in Money Market Securities

     While an investment in the CASH MANAGEMENT PORTFOLIO should present the least market risk of any of the Portfolios, you should be aware that an investment in this Portfolio is subject to the risks that the value of its investments in high-quality short-term debt obligations ("money market securities") may be affected by changes in interest rates, changes in the rating of an issuer of a money market security and the ability of an issuer to make payments of interest and principal. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value of $1.00. Each of the Seasons Managed Allocation Portfolios may invest in the Cash Management Portfolio.

     Risks of Investing Internationally

     All Portfolios except the CASH MANAGEMENT PORTFOLIO may invest in foreign securities. Each of the SEASONS MANAGED ALLOCATION PORTFOLIOS may invest in Underlying Portfolios that may invest in foreign securities. The INTERNATIONAL EQUITY PORTFOLIO invests at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

     Risks of Investing in Emerging Market Countries

     The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. An emerging market country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle and may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. Each Portfolio other than the Cash Management Portfolio may invest in issuers in emerging market countries. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Each Seasons Managed Allocation Portfolio may invest in the Underlying Portfolios that may invest in issuers in emerging market countries.

Seasons Series Trust

     Risks of Investing in Smaller Companies

     All Portfolios except the DIVERSIFIED FIXED INCOME, STRATEGIC FIXED INCOME and CASH MANAGEMENT PORTFOLIOS may invest in equity securities of smaller companies. Each of the SEASONS MANAGED ALLOCATION PORTFOLIOS may invest in Underlying Portfolios that may invest in stocks of smaller companies. The SMALL CAP PORTFOLIO invests at least 80% of net assets in equity securities of smaller companies. Stocks of smaller companies and to a lesser extent, mid-cap companies, may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION: DIVERSIFIED GROWTH, MID-CAP GROWTH and SMALL CAP PORTFOLIOS.

     Risks of Investing in "Non-Diversified" Portfolios

     All Portfolios except for the ASSET ALLOCATION: DIVERSIFIED GROWTH, STOCK, DIVERSIFIED FIXED INCOME, STRATEGIC FIXED INCOME and CASH MANAGEMENT PORTFOLIOS are "non-diversified," which means that each can invest a larger portion of its assets in the stock of a single company (including one of the Underlying Portfolios) than can some other mutual funds. By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

     Additional Principal Risks

     Finally, shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE SEASONS PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and by comparing each Portfolio's average annual returns with those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

     Performance information is not included for the Seasons Managed Allocation Portfolios and the Strategic Fixed Income Portfolio since they have not been in existence for at least one calendar year.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                         MULTI-MANAGED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................     31.45%

1999........................................................     55.76%

2000........................................................    -10.38%

2001........................................................    -20.01%

2002........................................................    -18.52%

2003........................................................     22.88%

2004........................................................     10.46%

During the period shown in the bar chart, the highest return for a quarter was 31.19% (quarter ended 12/31/99) and the lowest return for a quarter was -16.31% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 2.39%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST        PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR    FIVE YEAR        INCEPTION(5)
-----------------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio Class 1                     10.46%       -4.54%             8.97%
                                    Class 2                 10.23%         N/A             -5.17%
                                    Class 3                 10.13%         N/A             14.46%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                      10.88%       -2.30%             7.94%
             Class 2                                        10.88%         N/A             -1.39%
             Class 3                                        10.88%         N/A             17.30%
-----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1             4.34%        7.71%             7.24%
                                            Class 2          4.34%         N/A              7.37%
                                            Class 3          4.34%         N/A              4.64%
-----------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3) Class 1                           18.33%        6.61%            10.16%
                       Class 2                              18.33%         N/A              8.87%
                       Class 3                              18.33%         N/A             30.35%
-----------------------------------------------------------------------------------------------------
 Blended Benchmark Index(4) Class 1                         10.47%        2.70%             8.65%
                              Class 2                       10.47%         N/A              3.48%
                              Class 3                       10.47%         N/A             16.12%
-----------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Blended Benchmark Index consists of 51% S&P 500(R), 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000(R) Index, and 2% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Inception date for Class 1 shares is April 15, 1997. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                    MULTI-MANAGED MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................     25.07%

1999........................................................     41.32%

2000........................................................     -5.39%

2001........................................................    -14.40%

2002........................................................    -13.21%

2003........................................................     18.91%

2004........................................................      8.17%

During the period shown in the bar chart, the highest return for a quarter was 24.57% (quarter ended 12/31/99) and the lowest return for a quarter was -12.03% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 2.24%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST        PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR    FIVE YEAR        INCEPTION(5)
-----------------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio Class 1             8.17%       -2.00%             8.51%
                                               Class 2       7.95%         N/A             -2.69%
                                               Class 3       7.84%         N/A             12.00%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                      10.88%       -2.30%             7.94%
             Class 2                                        10.88%         N/A             -1.39%
             Class 3                                        10.88%         N/A             17.30%
-----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1             4.34%        7.71%             7.24%
                                            Class 2          4.34%         N/A              7.37%
                                            Class 3          4.34%         N/A              4.64%
-----------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3) Class 1                           18.33%        6.61%            10.16%
                       Class 2                              18.33%         N/A              8.87%
                       Class 3                              18.33%         N/A             30.35%
-----------------------------------------------------------------------------------------------------
 Blended Benchmark Index(4) Class 1                          9.34%        4.10%             8.56%
                              Class 2                        9.34%         N/A              4.69%
                              Class 3                        9.34%         N/A             13.95%
-----------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Blended Benchmark Index consists of 37.9% S&P 500(R), 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000 Index, and 1.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Inception date for Class 1 shares is April 15, 1997. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                     MULTI-MANAGED INCOME/EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    19.13%

1999........................................................    17.31%

2000........................................................      1.2%

2001........................................................    -4.81%

2002........................................................    -4.75%

2003........................................................    12.34%

2004........................................................     7.38%

During the period shown in the bar chart, the highest return for a quarter was 10.80% (quarter ended 12/31/99) and the lowest return for a quarter was -5.32% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 2.23%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST        PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR    FIVE YEAR        INCEPTION(4)
-----------------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio Class 1               7.38%       2.05%              7.65%
                                            Class 2          7.15%       N/A                1.62%
                                            Class 3          7.05%       N/A                9.06%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                      10.88%      -2.30%              7.94%
             Class 2                                        10.88%       N/A               -1.39%
             Class 3                                        10.88%       N/A               17.30%
-----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1             4.34%       7.71%              7.24%
                                            Class 2          4.34%       N/A                7.37%
                                            Class 3          4.34%       N/A                4.64%
-----------------------------------------------------------------------------------------------------
 Blended Benchmark Index(3) Class 1                          6.47%       4.49%              7.76%
                              Class 2                        6.47%       N/A                4.61%
                              Class 3                        6.47%       N/A                8.80%
-----------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Blended Benchmark Index consists of 33.4% S&P 500(R), 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Inception date for Class 1 shares is April 15, 1997. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                         MULTI-MANAGED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    13.58%

1999........................................................     6.99%

2000........................................................     5.71%

2001........................................................     0.66%

2002........................................................     1.59%

2003........................................................     9.09%

2004........................................................     5.39%

During the period shown in the bar chart, the highest return for a quarter was 5.32% (quarter ended 6/30/03) and the lowest return for a quarter was -2.64% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 2.39%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST        PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR    FIVE YEAR        INCEPTION(4)
-----------------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio Class 1                      5.39%        4.44%             7.10%
                                    Class 2                  5.25%         N/A              3.96%
                                    Class 3                  5.24%         N/A              7.09%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                      10.88%       -2.30%             7.94%
             Class 2                                        10.88%         N/A             -1.39%
             Class 3                                        10.88%         N/A             17.30%
-----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1             4.34%        7.71%             7.24%
                                            Class 2          4.34%         N/A              7.37%
                                            Class 3          4.34%         N/A              4.64%
-----------------------------------------------------------------------------------------------------
 Blended Benchmark Index(3) Class 1                          5.44%        6.06%             7.55%
                              Class 2                        5.44%         N/A              5.97%
                              Class 3                        5.44%         N/A              6.79%
-----------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Blended Benchmark Index consists of 17.35% S&P 500(R), 80.95% Lehman Brothers U.S. Aggregate Index, and 1.70% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Inception date for Class 1 shares is April 15, 1997. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                 ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------

1998........................................................    13.43%

1999........................................................    18.79%

2000........................................................     -4.9%

2001........................................................   -10.97%

2002........................................................   -16.56%

2003........................................................    21.33%

2004........................................................     9.35%

During the period shown in the bar chart, the highest return for a quarter was 15.54% (quarter ended 12/31/98) and the lowest return for a quarter was -15.03% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 0.00%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST        PAST           RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR    FIVE YEAR        INCEPTION(5)
----------------------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth Portfolio Class 1           9.35%       -1.29%             4.65%
                                                 Class 2          9.22%         N/A             -0.57%
                                                 Class 3          9.12%         N/A             13.42%
----------------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                           10.88%       -2.30%             7.94%
             Class 2                                             10.88%         N/A             -1.39%
             Class 3                                             10.88%         N/A             17.30%
----------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1                  4.34%        7.71%             7.24%
                                            Class 2               4.34%         N/A              7.37%
                                            Class 3               4.34%         N/A              4.64%
----------------------------------------------------------------------------------------------------------
 MSCI EAFE Index(3) Class 1                                      20.25%       -1.13%             5.25%
                       Class 2                                   20.25%         N/A              2.64%
                       Class 3                                   20.25%         N/A             26.91%
----------------------------------------------------------------------------------------------------------
 Blended Benchmark Index(4) Class 1                              11.41%        0.16%             7.05%
                              Class 2                            11.41%         N/A              1.43%
                              Class 3                            11.41%         N/A             16.66%
----------------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market capitalization weighted composite of securities in 19 developed markets. During 1997 the MSCI EAFE Index performance was only available on a monthly basis.
(4) The Blended Benchmark Index consists of 60% S&P 500(R), 20% Lehman Brothers U.S. Aggregate Index, and 20% MSCI EAFE Index. The Blended Benchmark Index data given is based on information available as of April 30, 1997.
(5) Inception date for Class 1 shares is April 15, 1997. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                                STOCK PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    27.24%

1999........................................................    21.51%

2000........................................................    -0.56%

2001........................................................    -9.91%

2002........................................................   -23.11%

2003........................................................    30.90%

2004........................................................     9.77%

During the period shown in the bar chart, the highest return for a quarter was 22.80% (quarter ended 12/31/98) and the lowest return for a quarter was -15.32% (quarter ended 6/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -1.18%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST        PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR    FIVE YEAR        INCEPTION(2)
-----------------------------------------------------------------------------------------------------
 Stock Portfolio Class 1                                     9.77%       -0.20%             9.21%
                Class 2                                      9.68%         N/A             -0.98%
                Class 3                                      9.55%         N/A             17.25%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                      10.88%       -2.30%             7.94%
            Class 2                                         10.88%         N/A             -1.39%
            Class 3                                         10.88%         N/A             17.30%
-----------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) Inception date for Class 1 shares is April 15, 1997. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                           LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................    -18.49%

2001........................................................    -19.61%

2002........................................................    -25.85%

2003........................................................     26.64%

2004........................................................     11.43%

During the period shown in the bar chart, the highest return for a quarter was 13.69% (quarter ended 6/30/03) and the lowest return for a quarter was -17.84% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -0.35%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST           RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR       FIVE YEAR        INCEPTION(3)
---------------------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio(1) Class 1                     11.43%          -7.27%            -0.45%
                               Class 2                     11.23%            N/A             -6.68%
                               Class 3                     11.11%            N/A             15.28%
---------------------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Growth Index(2) Class 1                   6.13%          -7.07%            -2.27%
                                      Class 2               6.13%            N/A             -5.90%
                                      Class 3               6.13%            N/A             12.72%
---------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The S&P 500(R)/BARRA Growth Index is unmanaged and is constructed by dividing the stocks in the S&P 500(R) index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The growth index has firms with lower book-to-price ratios. Like the full S&P indices, the growth index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.
(3) Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                         LARGE CAP COMPOSITE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................     -6.87%

2001........................................................    -14.08%

2002........................................................    -23.44%

2003........................................................     26.52%

2004........................................................      9.98%

During the period shown in the bar chart, the highest return for a quarter was 14.12% (quarter ended 6/30/03) and the lowest return for a quarter was -16.14% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -1.33%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST           RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR       FIVE YEAR        INCEPTION(3)
---------------------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio(1) Class 1                   9.98%          -3.14%             0.96%
                                   Class 2                  9.74%            N/A             -3.61%
                                   Class 3                  9.64%            N/A             15.36%
---------------------------------------------------------------------------------------------------------
 S&P 500(R)(2) Class 1                                     10.88%          -2.30%             1.05%
            Class 2                                        10.88%            N/A             -1.39%
            Class 3                                        10.88%            N/A             17.30%
---------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(3) Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                           LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................    13.06%

2001........................................................    -1.21%

2002........................................................   -21.09%

2003........................................................    29.38%

2004........................................................    12.59%

During the period shown in the bar chart, the highest return for a quarter was 17.95% (quarter ended 6/30/03) and the lowest return for a quarter was -19.47% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -0.08%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST           RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR       FIVE YEAR        INCEPTION(3)
---------------------------------------------------------------------------------------------------------
 Large Cap Value Portfolio(1) Class 1                      12.59%          5.13%              5.88%
                             Class 2                       12.37%           N/A               5.19%
                             Class 3                       12.27%           N/A              19.06%
---------------------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Value Index(2) Class 1                   15.71%          2.48%              4.06%
                                     Class 2               15.71%           N/A               2.97%
                                     Class 3               15.71%           N/A              22.11%
---------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The S&P 500(R)/BARRA Value Index is unmanaged and is constructed by dividing the stocks in the index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with higher book-to-price ratios. Like the full S&P indices, the value index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.
(3) Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                            MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................     -2.53%

2001........................................................    -13.80%

2002........................................................    -23.46%

2003........................................................     43.77%

2004........................................................     15.00%

During the period shown in the bar chart, the highest return for a quarter was 22.83% (quarter ended 12/31/01) and the lowest return for a quarter was -24.38% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -0.31%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST           RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR       FIVE YEAR        INCEPTION(3)
---------------------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio(1) Class 1                       15.00%           1.23%             8.84%
                              Class 2                      14.79%            N/A              0.43%
                              Class 3                      14.73%            N/A             25.52%
---------------------------------------------------------------------------------------------------------
 Russell Midcap(R) Growth Index(2) Class 1                 15.48%          -3.36%             4.33%
                                   Class 2                 15.48%            N/A             -5.14%
                                   Class 3                 15.48%            N/A             26.58%
---------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.
(3) Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                            MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------
2000........................................................   34.48%
2001........................................................    7.20%
2002........................................................   -8.75%
2003........................................................   29.49%
2004........................................................   24.04%

During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended 6/30/03) and the lowest return for a quarter was -15.71% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 4.38%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST            PAST           RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR       FIVE YEAR         INCEPTION(3)
---------------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio(1) Class 1                        24.04%           16.14%            14.41%
                            Class 2                        23.95%             N/A             14.91%
                            Class 3                        23.78%             N/A             26.38%
---------------------------------------------------------------------------------------------------------
 Russell Midcap(R) Value Index(2) Class 1                  23.71%           13.48%            11.88%
                                 Class 2                   23.71%             N/A             14.73%
                                 Class 3                   23.71%             N/A             30.61%
---------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) Russell Midcap(R) Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.
(3) Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                              SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------
2000........................................................   -12.23%
2001........................................................   -12.24%
2002........................................................   -25.00%
2003........................................................    37.66%
2004........................................................     9.78%

During the period shown in the bar chart, the highest return for a quarter was 20.13% (quarter ended 6/30/03) and the lowest return for a quarter was -22.95% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -1.91%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST            PAST           RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR       FIVE YEAR         INCEPTION(3)
---------------------------------------------------------------------------------------------------------
 Small Cap Portfolio(1) Class 1                             9.78%           -2.68%             3.06%
                      Class 2                               9.59%             N/A             -1.82%
                      Class 3                               9.48%             N/A             21.26%
---------------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(2) Class 1                          18.33%            6.61%             9.54%
                       Class 2                             18.33%             N/A              8.87%
                       Class 3                             18.33%             N/A             30.35%
---------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001. Effective February 14, 2005, Salomon Brothers Asset Management Inc replaced Lord, Abbett & Co. as manager of a component of the Portfolio.
(2) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(3) Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------
2000........................................................   -17.82%
2001........................................................   -24.35%
2002........................................................   -23.82%
2003........................................................    31.95%
2004........................................................    17.91%

During the period shown in the bar chart, the highest return for a quarter was 17.77% (quarter ended 6/30/03) and the lowest return for a quarter was -22.48% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -1.64%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST            PAST           RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR       FIVE YEAR         INCEPTION(3)
---------------------------------------------------------------------------------------------------------
 International Equity Portfolio(1) Class 1                 17.91%          -5.92%             -0.83%
                                Class 2                    17.63%            N/A              -3.67%
                                Class 3                    17.54%            N/A              22.03%
---------------------------------------------------------------------------------------------------------
 MSCI EAFE Index(2) Class 1                                20.25%          -1.13%              3.53%
                       Class 2                             20.25%            N/A               2.64%
                       Class 3                             20.25%            N/A              26.91%
---------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market capitalization weighted composite of securities in 19 developed markets.
(3) Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                       DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................    8.26%
2001........................................................    4.68%
2002........................................................    8.67%
2003........................................................    3.30%
2004........................................................    3.71%

During the period shown in the bar chart, the highest return for a quarter was 4.47% (quarter ended 9/30/02) and the lowest return for a quarter was -3.01% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 2.05%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST           RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR       FIVE YEAR        INCEPTION(3)
---------------------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio(1) Class 1             3.71%           5.70%             4.57%
                                      Class 2              3.47%            N/A              5.21%
                                      Class 3              3.37%            N/A              3.60%
---------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1           4.34%           7.71%             6.39%
                                            Class 2        4.34%            N/A              7.37%
                                            Class 3        4.34%            N/A              4.64%
---------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................     5.58%
2001........................................................     3.48%
2002........................................................     0.98%
2003........................................................     0.37%
2004........................................................     0.61%

During the period shown in the bar chart, the highest return for a quarter was 1.47% (quarter ended 12/31/00) and the lowest return for a quarter was 0.00% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 1.02%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST           RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR       FIVE YEAR        INCEPTION(2)
---------------------------------------------------------------------------------------------------------
 Cash Management Portfolio(1) Class 1                      0.61%           2.19%             2.53%
                               Class 2                     0.56%            N/A              1.43%
                               Class 3                     0.36%            N/A              0.26%
---------------------------------------------------------------------------------------------------------
 US Treasury Bills, 0-3 Months Index Class 1               1.25%           2.80%             3.09%
                                         Class 2           1.25%            N/A              2.23%
                                         Class 3           1.25%            N/A              1.17%
---------------------------------------------------------------------------------------------------------

(1) Effective February 14, 2005, Banc of America Capital Management, LLC assumed management of the Portfolio. The Portfolio was previously managed by SunAmerica, the Adviser.
(2) Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                             FOCUS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------

2001........................................................   -11.41%

2002........................................................   -22.99%

2003........................................................    41.55%

2004........................................................     1.78%

During the period shown in the bar chart, the highest return for a quarter was 18.03% (quarter ended 6/30/03) and the lowest return for a quarter was -16.54% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 0.37%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST          RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR        INCEPTION(5)
---------------------------------------------------------------------------------------------
 Focus Growth Portfolio(1) Class 1                                1.78%            -4.82%
                          Class 2                                 1.66%            -2.70%
                          Class 3                                 1.40%            16.75%
---------------------------------------------------------------------------------------------
 Russell 3000(R) Growth Index(2) Class 1                          6.93%           -10.14%
                               Class 2                            6.93%            -8.67%
                               Class 3                            6.93%            15.46%
---------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(3) Class 1                          6.30%           -10.62%
                               Class 2                            6.30%            -9.26%
                               Class 3                            6.30%             0.09%
---------------------------------------------------------------------------------------------
 S&P 500(R)(4) Class 1                                           10.88%            -2.63%
             Class 2                                             10.88%            -1.39%
             Class 3                                             10.88%            17.30%
---------------------------------------------------------------------------------------------

(1) Effective October 1, 2002, Salomon Brothers Asset Management Inc replaced Jennison Associates LLC as manager of a component of the portfolio. Effective February 14, 2005, Credit Suisse Asset Management, LLC and Janus Capital Management LLC replaced Fred Alger Management, Inc. and Salomon Brothers Asset Management Inc as managers of components of the portfolio.
(2) Effective February 14, 2005, the Portfolio selected the Russell 3000(R) Growth Index for performance comparisons. Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 3000(R) Growth or the Russell 2000(R) Growth indexes. The change in indices was made because the Russell Growth Index is more representative of the Portfolio's investment strategy.
(3) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth value.
(4) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognised as representative of the performance of the U.S. stock market.
(5) Inception date for Class 1 shares is July 5, 2000. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                            FOCUS TECHNET PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -50.40%

2002........................................................   -45.36%

2003........................................................    77.12%

2004........................................................    18.54%

During the period shown in the bar chart, the highest return for a quarter was 47.62% (quarter ended 12/31/01) and the lowest return for a quarter was -48.47% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -4.75%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST          RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR        INCEPTION(3)
---------------------------------------------------------------------------------------------
 Focus TechNet Portfolio(1) Class 2                              18.54%           -13.13%
                            Class 3                              18.58%            38.03%
---------------------------------------------------------------------------------------------
 NASDAQ 100(R) Index(2) Class 2                                  10.75%            -8.63%
                         Class 3                                 10.75%            25.15%
---------------------------------------------------------------------------------------------

(1) Effective March 4, 2003, Van Wagoner Capital Management, Inc. ("Van Wagoner") was terminated as a subadviser for a portion of the Focus TechNet Portfolio. SunAmerica, as Adviser, monitored that portion of the Portfolio until September 15, 2003, when BAMCO, Inc. was engaged as subadviser to manage such portion of the Portfolio.
(2) The NASDAQ(R) 100 Index is a market capitalization weighted, unmanaged index of 100 of the largest non-financial domestic common stocks listed on the National Market tier of the NASDAQ Stock Market.
(3) Inception date for Class 2 shares is December 29, 2000. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                       FOCUS GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -18.36%

2002........................................................   -17.16%

2003........................................................    35.21%

2004........................................................     7.11%

During the period shown in the bar chart, the highest return for a quarter was 19.03% (quarter ended 6/30/03) and the lowest return for a quarter was -17.89% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -3.37%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST          RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR        INCEPTION(3)
---------------------------------------------------------------------------------------------
 Focus Growth and Income Portfolio(1) Class 2                     7.11%            -0.52%
                                        Class 3                   7.01%            17.17%
---------------------------------------------------------------------------------------------
 S&P 500(R)(2) Class 2                                           10.88%            -0.52%
            Class 3                                              10.88%            17.30%
---------------------------------------------------------------------------------------------

(1) Effective October 1, 2001, an additional Manager, Harris Associates L.P., assumed management for a component of the Portfolio. Additionally, effective July 29, 2002, Thornburg Investment Management, Inc. replaced SunAmerica, the Adviser, for another component of the Portfolio. Effective August 1, 2005, Harris Associates L.P., was replaced as Subadviser for a component of the Portfolio. SunAmerica, as Adviser, is monitoring that portion of the Portfolio.
(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(3) Inception date for Class 2 shares is December 29, 2000. Inception date for Class 3 shares is November 11, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                             FOCUS VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ----------

2002........................................................    -20.88%

2003........................................................     41.89%

2004........................................................     16.18%

During the period shown in the bar chart, the highest return for a quarter was 20.75% (quarter ended 6/30/03) and the lowest return for a quarter was -18.07% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 1.30%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST          RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR        INCEPTION(4)
---------------------------------------------------------------------------------------------
 Focus Value Portfolio(1) Class 2                                16.18%            14.10%
                        Class 3                                  16.01%            26.85%
---------------------------------------------------------------------------------------------
 Russell 1000(R) Value Index(2) Class 2                          16.49%            10.27%
                              Class 3                            16.49%            22.06%
---------------------------------------------------------------------------------------------
 Russell 3000(R) Value Index(3) Class 2                          16.94%            11.02%
                              Class 3                            16.94%            22.69%
---------------------------------------------------------------------------------------------

(1) Effective June 16, 2003, J.P. Morgan Investment Management Inc. replaced Thornburg Investment Management, Inc. as manager of a component of the Portfolio.
(2) The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.
(3) The Russell 3000(R) Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000(R) companies with lower price-to-book ratios and lower forecasted growth values.
(4) Inception date for Class 2 shares is October 1, 2001. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

If you are invested in a Seasons Managed Allocation Portfolio, you pay the expenses of that Portfolio and indirectly pay a proportionate share of the expenses of an Underlying Portfolio. The amount of indirect expenses borne by a Seasons Managed Allocation Portfolio is based upon the percentage of its assets that are allocated to the Underlying Portfolios. Because the annual operating expenses of each Underlying Portfolio, and a Seasons Managed Allocation Portfolio's allocation to that Underlying Portfolio, will vary from year to year, the indirect expenses borne by the Seasons Managed Allocation Portfolio will vary from year to year.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                                                                             MULTI-MANAGED
                                           MULTI-MANAGED GROWTH          MULTI-MANAGED MODERATE              INCOME/EQUITY
                                                 PORTFOLIO                  GROWTH PORTFOLIO                   PORTFOLIO
                                        ---------------------------    ---------------------------    ---------------------------
                                        CLASS 1   CLASS 2   CLASS 3    CLASS 1   CLASS 2   CLASS 3    CLASS 1   CLASS 2   CLASS 3
                                        ---------------------------    ---------------------------    ---------------------------
Management Fees                          0.89%     0.89%     0.89%      0.85%     0.85%     0.85%      0.81%     0.81%     0.81%
Distribution/Service (12b-1) Fees        0.00%     0.15%     0.25%      0.00%     0.15%     0.25%      0.00%     0.15%     0.25%
Other Expenses                           0.15%     0.15%     0.15%      0.10%     0.10%     0.10%      0.10%     0.10%     0.10%
Total Annual Portfolio Operating
  Expenses                               1.04%     1.19%     1.29%      0.95%     1.10%     1.20%      0.91%     1.06%     1.16%

                                        MULTI-MANAGED INCOME        ASSET ALLOCATION: DIVERSIFIED                STOCK
                                              PORTFOLIO                    GROWTH PORTFOLIO                    PORTFOLIO
                                     ---------------------------    ------------------------------    ---------------------------
                                     CLASS 1   CLASS 2   CLASS 3    CLASS 1    CLASS 2    CLASS 3     CLASS 1   CLASS 2   CLASS 3
                                     ---------------------------    ------------------------------    ---------------------------
Management Fees                       0.77%     0.77%     0.77%       0.85%      0.85%      0.85%      0.85%     0.85%     0.85%
Distribution/Service (12b-1) Fees     0.00%     0.15%     0.25%       0.00%      0.15%      0.25%      0.00%     0.15%     0.25%
Other Expenses                        0.13%     0.13%     0.12%       0.09%      0.09%      0.10%      0.08%     0.08%     0.08%
Total Annual Portfolio Operating
  Expenses                            0.90%     1.05%     1.14%       0.94%      1.09%      1.20%      0.93%     1.08%     1.18%

                                             LARGE CAP GROWTH              LARGE CAP COMPOSITE              LARGE CAP VALUE
                                               PORTFOLIO(1)                   PORTFOLIO(1)                   PORTFOLIO(1)
                                        ---------------------------    ---------------------------    ---------------------------
                                        CLASS 1   CLASS 2   CLASS 3    CLASS 1   CLASS 2   CLASS 3    CLASS 1   CLASS 2   CLASS 3
                                        ---------------------------    ---------------------------    ---------------------------
Management Fees                          0.80%     0.80%     0.80%      0.80%     0.80%     0.80%      0.80%     0.80%     0.80%
Distribution/Service (12b-1) Fees        0.00%     0.15%     0.25%      0.00%     0.15%     0.25%      0.00%     0.15%     0.25%
Other Expenses                           0.19%     0.19%     0.19%      0.47%     0.47%     0.46%      0.16%     0.16%     0.15%
Total Annual Portfolio Operating
  Expenses                               0.99%     1.14%     1.24%      1.27%     1.42%     1.51%      0.96%     1.11%     1.20%

                                              MID CAP GROWTH                  MID CAP VALUE                    SMALL CAP
                                               PORTFOLIO(1)                   PORTFOLIO(1)                   PORTFOLIO(1)
                                        ---------------------------    ---------------------------    ---------------------------
                                        CLASS 1   CLASS 2   CLASS 3    CLASS 1   CLASS 2   CLASS 3    CLASS 1   CLASS 2   CLASS 3
                                        ---------------------------    ---------------------------    ---------------------------
Management Fees                          0.85%     0.85%     0.85%      0.85%     0.85%     0.85%      0.85%     0.85%     0.85%
Distribution/Service (12b-1) Fees        0.00%     0.15%     0.25%      0.00%     0.15%     0.25%      0.00%     0.15%     0.25%
Other Expenses                           0.20%     0.20%     0.19%      0.16%     0.16%     0.15%      0.22%     0.22%     0.22%
Total Annual Portfolio Operating
  Expenses                               1.05%     1.20%     1.29%      1.01%     1.16%     1.25%      1.07%     1.22%     1.32%

                                                            Seasons Series Trust

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                           INTERNATIONAL EQUITY         DIVERSIFIED FIXED INCOME        STRATEGIC FIXED INCOME
                                               PORTFOLIO(1)                     PORTFOLIO                    PORTFOLIO(1)
                                        ---------------------------    ---------------------------    ---------------------------
                                        CLASS 1   CLASS 2   CLASS 3    CLASS 1   CLASS 2   CLASS 3    CLASS 1   CLASS 2   CLASS 3
                                        ---------------------------    ---------------------------    ---------------------------
Management Fees                          1.00%     1.00%     1.00%      0.70%     0.70%     0.70%        N/A       N/A     0.80%
Distribution/Service (12b-1) Fees        0.00%     0.15%     0.25%      0.00%     0.15%     0.25%        N/A       N/A     0.25%
Other Expenses                           0.30%     0.30%     0.30%      0.14%     0.14%     0.14%        N/A       N/A     1.91%
Total Annual Portfolio Operating
  Expenses                               1.30%     1.45%     1.55%      0.84%     0.99%     1.09%        N/A       N/A     2.96%

                                              CASH MANAGEMENT                 FOCUS GROWTH                   FOCUS TECHNET
                                                 PORTFOLIO                    PORTFOLIO(1)                   PORTFOLIO(1)
                                        ---------------------------    ---------------------------    ---------------------------
                                        CLASS 1   CLASS 2   CLASS 3    CLASS 1   CLASS 2   CLASS 3    CLASS 1   CLASS 2   CLASS 3
                                        ---------------------------    ---------------------------    ---------------------------
Management Fees                          0.55%     0.55%     0.55%      1.00%     1.00%     1.00%        N/A     1.20%     1.20%
Distribution/Service (12b-1) Fees        0.00%     0.15%     0.25%      0.00%     0.15%     0.25%        N/A     0.15%     0.25%
Other Expenses                           0.16%     0.16%     0.17%      0.21%     0.21%     0.21%        N/A     0.47%     0.49%
Total Annual Portfolio Operating
  Expenses                               0.71%     0.86%     0.97%      1.21%     1.36%     1.46%        N/A     1.82%     1.94%

                                          FOCUS GROWTH AND INCOME              FOCUS VALUE                 ALLOCATION GROWTH
                                               PORTFOLIO(1)                   PORTFOLIO(1)                  PORTFOLIO(1)(4)
                                        ---------------------------    ---------------------------    ---------------------------
                                        CLASS 1   CLASS 2   CLASS 3    CLASS 1   CLASS 2   CLASS 3    CLASS 1   CLASS 2   CLASS 3
                                        ---------------------------    ---------------------------    ---------------------------
Management Fees                            N/A     1.00%     1.00%        N/A     1.00%     1.00%        N/A       N/A     0.10%
Distribution/Service (12b-1) Fees          N/A     0.15%     0.25%        N/A     0.15%     0.25%        N/A       N/A      None(2)
Other Expenses                             N/A     0.29%     0.29%        N/A     0.28%     0.28%        N/A       N/A     4.62%
Total Annual Portfolio Operating
  Expenses                                 N/A     1.44%     1.54%        N/A     1.43%     1.53%        N/A       N/A     4.72%(3)

                                        ALLOCATION MODERATE GROWTH         ALLOCATION MODERATE            ALLOCATION BALANCED
                                              PORTFOLIO(1)(4)                PORTFOLIO(1)(4)                PORTFOLIO(1)(4)
                                        ---------------------------    ---------------------------    ---------------------------
                                        CLASS 1   CLASS 2   CLASS 3    CLASS 1   CLASS 2   CLASS 3    CLASS 1   CLASS 2   CLASS 3
                                        ---------------------------    ---------------------------    ---------------------------
Management Fees                            N/A       N/A     0.10%        N/A       N/A     0.10%        N/A       N/A     0.10%
Distribution/Service (12b-1) Fees          N/A       N/A      None(2)     N/A       N/A      None(2)     N/A       N/A      None(2)
Other Expenses                             N/A       N/A     5.83%        N/A       N/A     5.57%        N/A       N/A     5.70%
Total Annual Portfolio Operating
  Expenses                                 N/A       N/A     5.93%(3)     N/A       N/A     5.67%(3)     N/A       N/A     5.80%(3)

---------------

(1) SunAmerica is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolio classes do not exceed the amounts set forth below:

                                                              CLASS 1   CLASS 2   CLASS 3
     Large Cap Growth Portfolio.............................   1.10%     1.25%     1.35%
     Large Cap Composite Portfolio..........................   1.10%     1.25%     1.35%
     Large Cap Value Portfolio..............................   1.10%     1.25%     1.35%
     Mid Cap Growth Portfolio...............................   1.15%     1.30%     1.40%
     Mid Cap Value Portfolio................................   1.15%     1.30%     1.40%
     Small Cap Portfolio....................................   1.15%     1.30%     1.40%
     International Equity Portfolio.........................   1.30%     1.45%     1.55%
     Strategic Fixed Income Portfolio.......................     N/A       N/A     1.55%
     Focus Growth Portfolio.................................   1.30%     1.45%     1.55%
     Focus TechNet Portfolio................................     N/A     1.65%     1.75%
     Focus Growth and Income Portfolio......................     N/A     1.45%     1.55%
     Focus Value Portfolio..................................     N/A     1.45%     1.55%
     Allocation Growth Portfolio............................     N/A       N/A     0.35%
     Allocation Moderate Growth Portfolio...................     N/A       N/A     0.35%
     Allocation Moderate Portfolio..........................     N/A       N/A     0.35%
     Allocation Balanced Portfolio..........................     N/A       N/A     0.35%

(2) Each Underlying Portfolio has a 12b-1 service fee of up to 0.25%.
(3) The Seasons Managed Allocation Portfolios invest in certain Underlying Portfolios, and thus, indirectly bear the expenses of those Portfolios. The Total Annual Portfolio Operating Expenses stated above do not include the expenses of the Underlying Portfolios. The total combined net annual operating expenses of the Seasons Managed Allocation Portfolios (which includes the net expenses of the Underlying Portfolios), based on estimated total average weighted combined expenses is 6.09% for the Allocation Growth Portfolio; 7.27% for the Allocation Moderate Growth Portfolio; 6.98% for the Allocation Moderate Portfolio; and 7.07% for the Allocation Balanced Portfolio. The net expense ratios of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios invest in range from 0.97% to 1.55% (after voluntary fee waivers and expense reimbursements).
(4) For the period ended June 30, 2005 the management fees, other expenses and total annual portfolio gross operating expenses (annualized) for the Seasons Managed Allocation Portfolios are as follows: 0.10%, 0.72% and 0.82% for the Allocation Growth Portfolio; 0.10%, 0.72% and 0.82% for the Allocation Moderate Growth Portfolio; 0.10%, 0.67% and 0.77% for the Allocation Moderate Portfolio; and 0.10%, 0.70% and 0.80% for the Allocation Balanced Portfolio. Total Annual Portfolio Operating Expenses stated above do not include the expenses of the Underlying Portfolios. The total combined net annual operating expenses of the Seasons Managed Allocation Portfolios (which includes the net expenses of the Underlying Portfolios), based on estimated total average weighted combined expenses is 2.18% for the Allocation Growth Portfolio; 2.12% for the Allocation Moderate Growth Portfolio; 2.11% for the Allocation Moderate Portfolio; and 2.06% for the Allocation Balanced Portfolio. The net expense ratios of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios invest in range from 0.92% to 1.55% (after voluntary fee waivers and expense reimbursements).

Seasons Series Trust

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
Multi-Managed Growth Portfolio*
  Class 1 Shares...........................................   $106    $  331    $  574     $1,271
  Class 2 Shares...........................................   $121    $  378    $  654     $1,443
  Class 3 Shares...........................................   $131    $  409    $  708     $1,556
Multi-Managed Moderate Growth Portfolio*
  Class 1 Shares...........................................   $ 97    $  303    $  526     $1,166
  Class 2 Shares...........................................   $112    $  350    $  606     $1,340
  Class 3 Shares...........................................   $122    $  380    $  660     $1,455
Multi-Managed Income/Equity Portfolio*
  Class 1 Shares...........................................   $ 93    $  290    $  504     $1,120
  Class 2 Shares...........................................   $108    $  337    $  585     $1,294
  Class 3 Shares...........................................   $118    $  368    $  638     $1,409
Multi-Managed Income Portfolio*
  Class 1 Shares...........................................   $ 92    $  287    $  498     $1,108
  Class 2 Shares...........................................   $107    $  334    $  579     $1,283
  Class 3 Shares...........................................   $116    $  362    $  628     $1,386
Asset Allocation: Diversified Growth Portfolio*
  Class 1 Shares...........................................   $ 96    $  300    $  520     $1,155
  Class 2 Shares...........................................   $111    $  347    $  601     $1,329
  Class 3 Shares...........................................   $122    $  381    $  660     $1,455
Stock Portfolio*
  Class 1 Shares...........................................   $ 95    $  296    $  515     $1,143
  Class 2 Shares...........................................   $110    $  343    $  595     $1,317
  Class 3 Shares...........................................   $120    $  375    $  649     $1,432
Large Cap Growth Portfolio*
  Class 1 Shares...........................................   $101    $  315    $  547     $1,213
  Class 2 Shares...........................................   $116    $  362    $  628     $1,386
  Class 3 Shares...........................................   $126    $  393    $  681     $1,500
Large Cap Composite Portfolio*
  Class 1 Shares...........................................   $129    $  403    $  697     $1,534
  Class 2 Shares...........................................   $145    $  449    $  776     $1,702
  Class 3 Shares...........................................   $154    $  477    $  824     $1,802
Large Cap Value Portfolio*
  Class 1 Shares...........................................   $ 98    $  306    $  531     $1,178
  Class 2 Shares...........................................   $113    $  353    $  612     $1,352
  Class 3 Shares...........................................   $122    $  381    $  660     $1,455
Mid Cap Growth Portfolio*
  Class 1 Shares...........................................   $107    $  334    $  579     $1,283
  Class 2 Shares...........................................   $122    $  381    $  660     $1,455
  Class 3 Shares...........................................   $131    $  409    $  708     $1,556

                                                            Seasons Series Trust

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
Mid Cap Value Portfolio*
  Class 1 Shares...........................................   $103    $  322    $  558     $1,236
  Class 2 Shares...........................................   $118    $  368    $  638     $1,409
  Class 3 Shares...........................................   $127    $  397    $  686     $1,511
Small Cap Portfolio*
  Class 1 Shares...........................................   $109    $  340    $  590     $1,306
  Class 2 Shares...........................................   $124    $  387    $  670     $1,477
  Class 3 Shares...........................................   $134    $  418    $  723     $1,590
International Equity Portfolio*
  Class 1 Shares...........................................   $132    $  412    $  713     $1,568
  Class 2 Shares...........................................   $148    $  459    $  792     $1,735
  Class 3 Shares...........................................   $158    $  490    $  845     $1,845
Diversified Fixed Income Portfolio*
  Class 1 Shares...........................................   $ 86    $  268    $  466     $1,037
  Class 2 Shares...........................................   $101    $  315    $  547     $1,213
  Class 3 Shares...........................................   $111    $  347    $  601     $1,329
Strategic Fixed Income Portfolio*
  Class 3 Shares...........................................   $299    $  915    $1,557     $3,280
Cash Management Portfolio*
  Class 1 Shares...........................................   $ 73    $  227    $  395     $  883
  Class 2 Shares...........................................   $ 88    $  274    $  477     $1,061
  Class 3 Shares...........................................   $ 99    $  309    $  536     $1,190
Focus Growth Portfolio*
  Class 1 Shares...........................................   $123    $  384    $  665     $1,466
  Class 2 Shares...........................................   $138    $  431    $  745     $1,635
  Class 3 Shares...........................................   $148    $  462    $  797     $1,746
Focus TechNet Portfolio*
  Class 2 Shares...........................................   $185    $  573    $  985     $2,137
  Class 3 Shares...........................................   $197    $  609    $1,047     $2,264
Focus Growth and Income Portfolio*
  Class 2 Shares...........................................   $147    $  456    $  787     $1,724
  Class 3 Shares...........................................   $156    $  486    $  839     $1,835
Focus Value Portfolio*
  Class 2 Shares...........................................   $146    $  452    $  782     $1,713
  Class 3 Shares...........................................   $157    $  483    $  834     $1,824
Allocation Growth Portfolio*(1)(2)
  Class 3 Shares...........................................   $606    $1,797    $2,963     $5,768
Allocation Moderate Growth Portfolio*(1)(2)
  Class 3 Shares...........................................   $719    $2,108    $3,434     $6,496
Allocation Moderate Portfolio*(1)(2)
  Class 3 Shares...........................................   $691    $2,032    $3,321     $6,327
Allocation Balanced Portfolio*(1)(2)
  Class 3 Shares...........................................   $700    $2,056    $3,357     $6,380

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the investment adviser, Sun America. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

(1) The Example includes the estimated indirect expenses of the Underlying Portfolios that the Seasons Managed Allocation Portfolios invest in.

(2) The costs to an investor assuming the total annual portfolio operating expenses, as of June 30, 2005, reflected in footnote 4 on page 34 are noted below.

Seasons Series Trust

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
Allocation Growth Portfolio
  Class 3 Shares...........................................   $221     $682     $1,169     $2,513
Allocation Moderate Growth Portfolio
  Class 3 Shares...........................................   $215     $664     $1,139     $2,452
Allocation Moderate Portfolio
  Class 3 Shares...........................................   $214     $661     $1,134     $2,441
Allocation Balanced Portfolio
  Class 3 Shares...........................................   $209     $646     $1,108     $2,390

The following are your costs after these fee waivers and/or expense reimbursements:

                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
Multi-Managed Growth Portfolio
  Class 1 Shares....................................   $106     $331      $574      $1,271
  Class 2 Shares....................................   $121     $378      $654      $1,443
  Class 3 Shares....................................   $131     $409      $708      $1,556
Multi-Managed Moderate Growth Portfolio
  Class 1 Shares....................................   $ 97     $303      $526      $1,166
  Class 2 Shares....................................   $112     $350      $606      $1,340
  Class 3 Shares....................................   $122     $381      $660      $1,455
Multi-Managed Income/Equity Portfolio
  Class 1 Shares....................................   $ 93     $290      $504      $1,120
  Class 2 Shares....................................   $108     $337      $585      $1,294
  Class 3 Shares....................................   $118     $368      $638      $1,409
Multi-Managed Income Portfolio
  Class 1 Shares....................................   $ 92     $287      $498      $1,108
  Class 2 Shares....................................   $107     $334      $579      $1,283
  Class 3 Shares....................................   $116     $362      $628      $1,386
Asset Allocation: Diversified Growth Portfolio(1)
  Class 1 Shares....................................   $ 96     $300      $520      $1,155
  Class 2 Shares....................................   $111     $347      $601      $1,329
  Class 3 Shares....................................   $122     $381      $660      $1,455
Stock Portfolio
  Class 1 Shares....................................   $ 95     $296      $515      $1,143
  Class 2 Shares....................................   $110     $343      $595      $1,317
  Class 3 Shares....................................   $120     $375      $649      $1,432
Large Cap Growth Portfolio
  Class 1 Shares....................................   $106     $331      $574      $1,271
  Class 2 Shares....................................   $121     $378      $654      $1,443
  Class 3 Shares....................................   $129     $403      $697      $1,534
Large Cap Composite Portfolio
  Class 1 Shares....................................   $112     $350      $606      $1,340
  Class 2 Shares....................................   $127     $397      $686      $1,511
  Class 3 Shares....................................   $137     $428      $739      $1,624
Large Cap Value Portfolio(1)
  Class 1 Shares....................................   $ 98     $306      $531      $1,178
  Class 2 Shares....................................   $113     $353      $612      $1,352
  Class 3 Shares....................................   $122     $381      $660      $1,455
Mid Cap Growth Portfolio
  Class 1 Shares....................................   $115     $359      $622      $1,375
  Class 2 Shares....................................   $130     $406      $702      $1,545
  Class 3 Shares....................................   $139     $434      $750      $1,646

                                                            Seasons Series Trust

                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
Mid Cap Value Portfolio
  Class 1 Shares....................................   $105     $328      $569      $1,259
  Class 2 Shares....................................   $120     $375      $649      $1,432
  Class 3 Shares....................................   $128     $400      $692      $1,523
Small Cap Portfolio
  Class 1 Shares....................................   $117     $365      $633      $1,398
  Class 2 Shares....................................   $132     $412      $713      $1,568
  Class 3 Shares....................................   $143     $443      $766      $1,680
International Equity Portfolio(1)
  Class 1 Shares....................................   $132     $412      $713      $1,568
  Class 2 Shares....................................   $148     $459      $792      $1,735
  Class 3 Shares....................................   $158     $490      $845      $1,845
Diversified Fixed Income Portfolio
  Class 1 Shares....................................   $ 86     $268      $466      $1,037
  Class 2 Shares....................................   $101     $315      $547      $1,213
  Class 3 Shares....................................   $111     $347      $601      $1,329
Strategic Fixed Income Portfolio
  Class 3 Shares....................................   $158     $490      $845      $1,845
Cash Management Portfolio
  Class 1 Shares....................................   $ 73     $227      $395      $  883
  Class 2 Shares....................................   $ 88     $274      $477      $1,061
  Class 3 Shares....................................   $ 99     $309      $536      $1,190
Focus Growth Portfolio
  Class 1 Shares....................................   $132     $412      $713      $1,568
  Class 2 Shares....................................   $148     $459      $792      $1,735
  Class 3 Shares....................................   $158     $490      $845      $1,845
Focus TechNet Portfolio
  Class 2 Shares....................................   $168     $520      $897      $1,955
  Class 3 Shares....................................   $178     $551      $949      $2,062
Focus Growth and Income Portfolio
  Class 2 Shares....................................   $148     $459      $792      $1,735
  Class 3 Shares....................................   $158     $490      $845      $1,845
Focus Value Portfolio
  Class 2 Shares....................................   $148     $459      $792      $1,735
  Class 3 Shares....................................   $158     $490      $845      $1,845
Allocation Growth Portfolio
  Class 3 Shares....................................   $ 36     $113      $197      $  443
Allocation Moderate Growth Portfolio
  Class 3 Shares....................................   $ 36     $113      $197      $  443
Allocation Moderate Portfolio
  Class 3 Shares....................................   $ 36     $113      $197      $  443
Allocation Balanced Portfolio
  Class 3 Shares....................................   $ 36     $113      $197      $  443

(1) The amount of the voluntary fee waiver/or expense reimbursement by the Adviser was less than 0.01%.

Seasons Series Trust

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's and Managed Component's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. You should consider your ability to assume the risks involved before investing in a Portfolio or Managed Component through the various Variable Contracts.

The Variable Contracts offer four variable investment "Strategies." You should be aware that if you select a Strategy you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

ADDITIONAL INFORMATION ABOUT THE SEASONS PORTFOLIOS

Four of the Seasons Portfolios are Multi-Managed Seasons Portfolios, which means that they pursue their investment goals by allocating their assets among three or four Managed Components, as previously indicated in the chart on page 4. If you invest in one of the Multi-Managed Seasons Portfolios, it is important for you to understand how the information in the charts provided below applies specifically to your investment. To summarize the allocation strategy, because the MULTI-MANAGED GROWTH and MULTI-MANAGED MODERATE GROWTH PORTFOLIOS seek long-term growth of capital, each therefore allocates a relatively larger percentage of its assets to the AGGRESSIVE GROWTH/SUNAMERICA and GROWTH/JANUS components than do the other two Multi-Managed Seasons Portfolios. In contrast, the MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS focus on preservation of principal or capital and therefore allocate a relatively larger percentage of their assets to the BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT components. The MULTI-MANAGED INCOME/EQUITY and the MULTI-MANAGED INCOME PORTFOLIOS do not allocate any percentage of their assets to the AGGRESSIVE GROWTH/SUNAMERICA component.

You should carefully review the investment objectives and policies of each Multi-Managed Seasons Portfolios to understand how each Managed Component applies to an investment in any of the Multi-Managed Season Portfolios. For example, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO, you should be aware that this Portfolio distributes its assets among the GROWTH/JANUS component, the BALANCED/SUNAMERICA component and the FIXED INCOME/WELLINGTON MANAGEMENT component in a ratio of 8%/17%/75%. Also, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO you should be aware that this Portfolio invests three quarters of its assets in the FIXED INCOME/WELLINGTON MANAGEMENT component. So, when reviewing the charts provided below, please keep in mind how the investment strategies and risks of each of the Managed Components applies to your investment.

                                                            Seasons Series Trust

                               Managed Components

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                                         FIXED INCOME
                             AGGRESSIVE GROWTH             GROWTH                  BALANCED               COMPONENT/
                                COMPONENT/               COMPONENT/               COMPONENT/              WELLINGTON
                                SUNAMERICA                  JANUS                 SUNAMERICA              MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
 What are the              - Equity securities,     - Equity securities      - Equity securities:    - U.S. and foreign
 Portfolio's/ Managed        including those of       selected for their       -large-cap stocks       fixed income
 Component's principal       lesser known or high     growth potential:        -mid-cap stocks         securities of
 investments?                growth companies or      -large-cap stocks      - Investment grade        varying maturities
                             industries, such as      -mid-cap stocks          fixed income            and risk/return
                             technology,              -small-cap stocks        securities              characteristics (at
                             telecommunications,                             - 70%/30% neutral         least 80%
                             media, healthcare,                                equity/debt             investment grade
                             energy and consumer                               weighting for           securities and at
                             cyclicals:                                        Multi-Managed           least 80% U.S.
                             -small-cap stocks                                 Growth and Moderate     dollar denominated
                                                                               Growth Portfolios       securities)
                                                                               (actual weighting     - U.S. government
                                                                               may differ)             securities
                                                                             - 50%/50% neutral       - Asset-backed and
                                                                               equity/debt             mortgage-backed
                                                                               weighting for           securities
                                                                               Multi-Managed         - When-issued and
                                                                               Income/Equity and       delayed-delivery
                                                                               Income Portfolios       securities
                                                                               (actual weighting
                                                                               may differ)
--------------------------------------------------------------------------------------------------------------------------
 What other types of       - Mid-cap stocks         - Junk bonds (up to      - Small-cap stocks      - Junk bonds (up to
 investments may the       - Large-cap stocks         35%)                     (up to 20%)             20%)
 Portfolio/Managed         - Short-term             - Short-term             - Short-term            - Short-term
 Component significantly     investments              investments              investments (up to      investments (up to
 invest in?                  (up to 25%)              (up to 25%)              25%)                    20%)
                           - Options                                         - Foreign securities    - Foreign securities
                                                                               (up to 25%)             (up to 20%
                                                                             - ADRs/EDRs/GDRs          denominated in
                                                                             - Emerging markets        foreign currencies;
                                                                             - PFICs                   up to 100%
                                                                             - Junk bonds (up to       denominated in U.S.
                                                                               15%)                    dollars)
--------------------------------------------------------------------------------------------------------------------------
 What other types of       - Investment grade       - Investment grade       - U.S. government       - Currency
 investments may the         fixed income             fixed income             securities              transactions
 Portfolio/Managed           securities               securities             - Asset-backed and      - Currency baskets
 Component use as part     - U.S. government        - U.S. government          mortgage- backed      - PFICs
 of efficient portfolio      securities               securities               securities            - Options and futures
 management or to          - Asset-backed and       - Asset-backed and       - Options and futures   - Special situations
 enhance return?             mortgage-backed          mortgage-backed        - Special situations    - Securities lending
                             securities               securities             - Currency              - Forward foreign
                           - Foreign securities     - Foreign securities       transactions            currency exchange
                           - ADRs/EDRs/GDRs         - ADRs/EDRs/GDRs         - Currency baskets        contracts
                           - Passive Foreign        - Currency               - Securities lending    - U.S. Treasury
                             Investment Companies     transactions                                     inflation protection
                             (PFICs)                - Currency baskets                                 securities
                           - Options and futures    - Emerging markets                               - Roll transactions
                           - Special situations     - Options and futures                            - Total return swaps
                           - Securities lending     - Special situations                               (up to 10%)
                                                                                                     - Short sales
--------------------------------------------------------------------------------------------------------------------------
 What risks normally       - Active trading         - Active trading         - Credit quality        - Active trading
 affect the                - Derivatives            - Credit quality         - Derivatives           - Credit quality
 Portfolio/Managed         - Emerging markets       - Derivatives            - Emerging markets      - Currency volatility
 Component?                - Foreign exposure       - Emerging markets       - Foreign exposure      - Derivatives
                           - Growth stocks          - Foreign exposure       - Hedging               - Emerging markets
                           - Hedging                - Growth stocks          - Interest rate         - Foreign exposure
                           - Market volatility      - Hedging                  fluctuations          - Hedging
                           - Non-diversified        - Junk bonds             - Market volatility     - Interest rate
                             status                 - Market volatility      - Non-diversified         fluctuations
                           - Prepayment             - Non-diversified          status                - Junk bonds
                           - Securities selection     status                 - Prepayment            - Market volatility
                           - Small and medium       - Prepayment             - Securities            - Non-diversified
                             sized companies        - Securities selection     selection               status
                                                    - Small and medium       - Small and medium      - Prepayment
                                                      sized companies          sized companies       - Securities
                                                                                                       selection
--------------------------------------------------------------------------------------------------------------------------

Seasons Series Trust

                               SEASONS PORTFOLIOS

--------------------------------------------------------------------------------------------------------------------
                                          ASSET ALLOCATION:
                                     DIVERSIFIED GROWTH PORTFOLIO                      STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's/     - Strategic allocation of approximately     - Common stocks (at least 80% of net
 Managed Component's             80% (with a range of 65-95%) of total       assets)
 principal investments?          assets to equity securities:
                                -large-cap stocks
                                -mid-cap stocks
                                -small-cap stocks
                               - Strategic allocation of approximately
                                 20% (with a range of 5-35%) of assets to
                                 fixed income securities
                               - Foreign securities (up to 60%)
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Junk bonds (up to 20%)                    - Short-term investments (up to 20%)
 investments may the           - Short-term investments (up to 20%)        - Foreign securities (up to 30%)
 Portfolio/Managed Component                                               - ADRs/EDRs/GDRs
 significantly invest in?
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed income             - Mid-cap stocks
 investments may the             securities                                - Investment grade fixed income
 Portfolio/Managed Component   - U.S. government securities                  securities
 use as part of efficient      - Asset-backed and mortgage-backed          - U.S. government securities
 portfolio management or to      securities                                - Asset-backed and mortgage-backed
 enhance return?               - Currency transactions                       securities
                               - Currency baskets                          - Currency transactions
                               - Emerging markets                          - Currency baskets
                               - PFICs                                     - Emerging markets
                               - Options and futures                       - PFICs
                               - Special situations - Securities lending   - REITs
                               - Hybrid instruments (up to 10%)            - Options and futures
                                                                           - Special situations
                                                                           - Convertible securities and warrants
                                                                           - Exchange Traded Funds (ETFs)
                                                                           - Hybrid instruments (up to 10%)
                                                                           - Securities lending
--------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading                            - Active trading
 the Portfolio/Managed         - Credit quality                            - Derivatives
 Component?                    - Derivatives                               - Emerging markets
                               - Emerging markets                          - Foreign exposure
                               - Foreign exposure                          - Growth stocks
                               - Growth stocks                             - Hedging
                               - Hedging                                   - Market volatility
                               - Interest rate fluctuations                - Securities selection
                               - Junk bonds                                - Small and medium sized companies
                               - Market volatility
                               - Prepayment
                               - Securities selection
                               - Small and medium sized companies
--------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                       LARGE CAP                     LARGE CAP                      LARGE CAP
                                    GROWTH PORTFOLIO            COMPOSITE PORTFOLIO              VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of large
 principal investments?          large companies (at least     large companies (at least     companies (at least 80% of
                                 80% of net assets)            80% of net assets) that       net assets) selected
                                 selected through a growth     offer the potential for       through a value strategy
                                 strategy                      long-term growth of
                                                               capital or dividends
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Mid-cap stocks              - Mid-cap stocks              - Mid-cap stocks
 investments may the           - Junk bonds (up to 20%)      - Junk bonds (up to 15%)      - Short-term investments (up
 Portfolio significantly       - Short-term investments      - Short-term investments        to 20%)
 invest in?                      (up to 20%)                   (up to 20%)                 - Foreign securities (up to
                               - Foreign securities          - Foreign securities (up to     30%)
                               - Emerging markets              30%)                        - ADRs/EDRs/GDRs
                               - ADRs/EDRs/GDRs              - ADRs/EDRs/GDRs              - PFICs
                               - PFICs
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Small-cap stocks            - Small-cap stocks            - Small-cap stocks
 investments may the           - Investment grade fixed      - Investment grade fixed      - Junk bonds (up to 10%)
 Portfolio use as part of        income securities             income securities           - REITs
 efficient portfolio           - U.S. government             - U.S. government             - Currency transactions
 management or to enhance        securities                    securities                  - Currency baskets
 return?                       - Asset-backed and            - Asset-backed and            - Emerging markets
                                 mortgage-backed securities    mortgage- backed securities   - Options and futures
                               - REITs                       - PFICs                       - Hybrid instruments (up to
                               - Currency transactions       - REITs                         10%)
                               - Currency baskets            - Currency transactions       - Interest rate swaps,
                               - Custodial receipts and      - Currency baskets              mortgage swaps, caps, floors
                                 trust certificates          - Emerging markets              and collars
                               - Options and futures         - Options and futures         - Convertible securities and
                               - Options on foreign          - Hybrid instruments (up to     warrants
                                 currency                      10%)                        - ETFs
                               - Options on securities and   - Interest rate swaps,        - Securities lending
                                 securities indices            mortgage swaps, caps,       - Investment grade fixed
                               - Hybrid instruments (up to     floors and collars            income securities
                                 10%):                       - Special situations          - U.S. government securities
                                - SPDRs                      - Convertible securities      - Asset-backed and mortgage-
                                - iShares                      and warrants                  backed securities
                               - Interest rate caps,         - ETFs                        - Special situations
                                 floors and collars          - Securities lending
                               - Special situations
                               - Securities lending
                               - ETFs
                               - Unseasoned companies
-----------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading              - Active trading              - Active trading
 the Portfolio?                - Credit quality              - Derivatives                 - Derivatives
                               - Derivatives                 - Emerging markets            - Emerging markets
                               - Emerging markets            - Foreign exposure            - Foreign exposure
                               - Foreign exposure            - Growth stocks               - Hedging
                               - Growth stocks               - Hedging                     - Indexing
                               - Hedging                     - Indexing                    - Junk bonds
                               - Indexing                    - Junk bonds                  - Market volatility
                               - Interest rate               - Market volatility           - Non-diversified status
                                 fluctuations                - Non-diversified status      - Securities selection
                               - Junk bonds                  - Securities selection        - Small and medium sized
                               - Market volatility           - Small and medium sized        companies
                               - Non-diversified status        companies                   - Value investing
                               - Prepayment
                               - Securities selection
                               - Small and medium sized
                                 companies
-----------------------------------------------------------------------------------------------------------------------

Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                        MID CAP                       MID CAP                       SMALL CAP
                                    GROWTH PORTFOLIO              VALUE PORTFOLIO                   PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of small
 principal investments?          medium- sized companies (at   medium-sized companies (at    companies (at least 80% of
                                 least 80% of net assets)      least 80% of net assets)      net assets)
                                 selected through a growth     selected through a value
                                 strategy                      strategy
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Large-cap stocks            - Large-cap stocks            - Active trading
 investments may the           - Small-cap stocks            - Small-cap stocks            - Junk bonds (up to 20%)
 Portfolio significantly       - Short-term investments      - Junk bonds (up to 20%)      - Short-term investments (up
 invest in?                      (up to 20%)                 - Short-term investments        to 20%)
                               - Foreign securities (up to     (up to 20%)                 - Foreign securities (up to
                                 30%)                        - Foreign securities (up to     30%)
                               - ADRs/EDRs/GDRs                30%)                        - ADRs/EDRs/GDRs
                               - PFICs                       - ADRs/EDRs/GDRs              - PFICs
                                                             - Special situations          - Options and futures
                                                             - PFICs
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed      - Investment grade fixed      - Large-cap stocks
 investments may the             income securities             income securities           - Mid-cap stocks
 Portfolio use as part of      - U.S. government             - U.S. government             - Investment grade fixed
 efficient portfolio             securities                    securities                    income securities
 management or to enhance      - Asset-backed and            - Asset-backed and            - U.S. government securities
 return?                         mortgage- backed securities   mortgage- backed securities - Asset-backed and mortgage-
                               - REITs                       - REITs                         backed securities
                               - Currency transactions       - Currency transactions       - REITs
                               - Currency baskets            - Currency baskets            - Emerging markets
                               - Emerging markets            - Custodial receipts and      - Hybrid instruments (up to
                               - Options and futures           trust certificates            10%)
                               - Hybrid instruments (up to   - Emerging markets            - Interest rate swaps,
                                 10%)                        - Options and futures           mortgage swaps, caps, floors
                               - Interest rate swaps,        - Options on foreign            and collars
                                 mortgage swaps, caps,         currencies                  - Special situations
                                 floors and collars          - Options on securities and   - Securities lending
                               - Convertible securities        securities indices          - ETFs
                                 and warrants                - Hybrid instruments (up to
                               - ETFs                          10%):
                               - Securities lending           - SPDRs
                               - Special situations           - iShares
                                                             - Interest rate caps,
                                                               floors and collars
                                                             - Securities lending
                                                             - ETFs
-----------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading              - Active trading              - Active trading
 the Portfolio?                - Derivatives                 - Credit quality              - Credit quality
                               - Emerging markets            - Derivatives                 - Derivatives
                               - Foreign exposure            - Emerging markets            - Emerging markets
                               - Growth stocks               - Foreign exposure            - Foreign exposure
                               - Hedging                     - Hedging                     - Growth stocks
                               - Indexing                    - Indexing                    - Hedging
                               - Market volatility           - Interest rate               - Junk bonds
                               - Non-diversified status        fluctuations                - Indexing
                               - Securities selection        - Junk bonds                  - Interest rate fluctuations
                               - Small and medium sized      - Market volatility           - Market volatility
                                 companies                   - Non-diversified status      - Non-diversified status
                               - Technology sector           - Prepayment                  - Prepayment
                                                             - Securities selection        - Securities selection
                                                             - Small and medium sized      - Small and medium sized
                                                               companies                     companies
                                                             - Value investing
-----------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                          INTERNATIONAL EQUITY       DIVERSIFIED FIXED         STRATEGIC FIXED          CASH MANAGEMENT
                                PORTFOLIO            INCOME PORTFOLIO         INCOME PORTFOLIO             PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
 What are the             - Equity securities      - Fixed income           - High yield (junk       - A diversified
 Portfolio's principal      (at least 80% of net     securities (at least     bonds) (up to 75%)       selection of money
 investments?               assets) of issuers in    80% of net assets)     - Foreign securities:      market instruments
                            at least three           including U.S. and       - emerging market
                            countries other than     foreign government         governmental
                            the U.S.                 securities ("Net           securities
                                                     assets" will take into   - emerging market
                                                     account any borrowings     corporate debt
                                                     for investment             instruments
                                                     purposes)                - eurobonds
                                                   - Mortgage-backed          - brady bonds
                                                     securities             - Mortgage-backed
                                                   - Investment grade         securities
                                                     fixed income           - Investment grade
                                                     securities               fixed income
                                                   - Foreign securities       securities
                                                     (up to 30%)
                                                   - Junk bonds (up to
                                                     20%)
----------------------------------------------------------------------------------------------------------------------------
 What other types of      - Large-cap stocks       - Asset-backed and       - Asset-backed           - Investment grade
 investments may the      - Mid-cap stocks           mortgage-backed          securities               fixed income securities
 Portfolio                - Small-cap stocks         securities             - Currency               - U.S. government
 significantly invest     - Junk bonds (up to      - ADRs/EDRs/GDRs           transactions             securities
 in?                        20%)                   - PFICs                  - Short-term
                          - Short-term             - Short-term               investments
                            investments (up to       investments (up to     - Commercial mortgage-
                            20%)                     20%)                     backed securities
                          - ADRs/EDRs/GDRs         - ETFs                     (CMBs)
                          - PFICs                                           - Home equity loan
                          - Foreign securities                                asset-backed
                          - Emerging markets                                  securities (HELs)
                                                                            - Manufactured housing
                                                                              asset-backed
                                                                              securities (MHs)
                                                                            - Mortgage
                                                                              pass-through
                                                                              securities,
                                                                              including ARMs
                                                                            - Collateralized
                                                                              mortgage obligations
                                                                              (CMOs)
                                                                            - Convertible
                                                                              securities
                                                                            - Preferred stocks
                                                                            - Zero coupon bonds
                                                                            - Extendable
                                                                              Commercial Notes
                                                                              (ECNs)
                                                                            - PIK bonds
                                                                            - Deferred payment
                                                                              securities
----------------------------------------------------------------------------------------------------------------------------
 What other types of      - Investment grade       - Currency               - Currency baskets       - Asset-backed and
 investments may the        fixed income             transactions           - Emerging markets         mortgage-backed
 Portfolio use as part      securities             - Currency baskets       - Options and futures      securities
 of efficient portfolio   - U.S. government        - Emerging markets       - Hybrid instruments
 management or to           securities             - Options and futures      (up to 10%)
 enhance return?          - Asset-backed and       - Hybrid instruments     - Interest rate swaps,
                            mortgage-backed          (up to 10%)              mortgage rate swaps,
                            securities             - Interest rate swaps,     caps, floors and
                          - REITs                    mortgage swaps, caps,    collars
                          - Currency                 floors and collars     - Special situations
                            transactions           - Special situations     - Securities lending
                          - Currency baskets       - Securities lending     - Short sales
                          - Custodial receipts                              - Roll transactions
                            and trust certificate                           - Loss participation
                          - Options and futures                               and assignments
                          - Options of foreign                              - Forward foreign
                            currencies                                        currency exchange
                          - Options on                                        contracts
                            securities and                                  - Forward commitments
                            securities indices                              - Borrowing for
                          - Hybrid instruments                                temporary or emergency
                            (up to 10%):                                      purposes (up to
                           - SPDRs                                            33 1/3%)
                           - iShares
                          - Interest rate caps,
                            floors and collars
                          - Special situations
                          - Securities lending
                          - ETFs
                          - Unseasoned companies
----------------------------------------------------------------------------------------------------------------------------

Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                          INTERNATIONAL EQUITY       DIVERSIFIED FIXED         STRATEGIC FIXED          CASH MANAGEMENT
                                PORTFOLIO            INCOME PORTFOLIO         INCOME PORTFOLIO             PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
 What risks normally      - Active trading         - Active trading         - Active trading         - Credit quality
 affect the Portfolio?    - Credit quality         - Credit quality         - Credit quality         - Interest rate
                          - Derivatives            - Derivatives            - Currency volatility      fluctuations
                          - Emerging markets       - Emerging markets       - Derivatives            - Market volatility
                          - Foreign exposure       - Foreign exposure       - Emerging markets       - Securities selection
                          - Hedging                - Hedging                - Foreign exposure
                          - Indexing               - Indexing               - Hedging
                          - Interest rate          - Interest rate          - Interest rate
                            fluctuations             fluctuations             fluctuations
                          - Junk bonds             - Junk bonds             - Junk bonds
                          - Market volatility      - Market volatility      - Market volatility
                          - Non-diversified        - Prepayment             - Prepayment
                            status                 - Securities selection   - Securities selection
                          - Prepayment                                      - Short sales risk
                          - Securities selection
----------------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                           SEASONS FOCUSED PORTFOLIOS

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             FOCUS GROWTH             FOCUS TECHNET          FOCUS GROWTH AND            FOCUS VALUE
                               PORTFOLIO                PORTFOLIO            INCOME PORTFOLIO             PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
 What are the            - Equity securities of   - Equity securities      - Equity securities of   - Equity securities:
 Portfolio's principal     companies of any         (at least 80% of net     large cap companies:   - large-cap stocks
 investments?              market capitalization    assets will be         - common stocks          - mid-cap stocks
                         - common stocks            invested in technology - preferred stocks       - small-cap stocks
                         - preferred stocks         companies)             - convertible
                         - convertible            - large-cap stocks         securities
                           securities             - mid-cap stocks         - warrants
                         - warrants               - small-cap stocks       - rights
                         - rights                 - convertible
                                                    securities
                                                  - warrants
                                                  - rights
                                                  - Preferred stocks
--------------------------------------------------------------------------------------------------------------------------
 What other types of     - Preferred stocks       - Foreign securities     - Mid-cap stocks         - Foreign securities
 investments may the     - Junk bonds (up to      - Junk bonds (up to      - Small-cap stocks       - Junk bonds (up to
 Portfolio                 20%)                     20%)                   - Foreign securities       20%)
 significantly invest    - Foreign securities                              - Junk bonds (up to      - Forward foreign
 in?                                                                         20%)                     currency exchange
                                                                                                      contracts
                                                                                                    - ETFs
                                                                                                    - REITs
                                                                                                    - ADRs/EDRs/GDRs
                                                                                                    - PFICs
                                                                                                    - Investment companies
                                                                                                    - Convertible
                                                                                                      securities
                                                                                                    - Warrants
                                                                                                    - Rights
                                                                                                    - Preferred securities
--------------------------------------------------------------------------------------------------------------------------
 What other types of     - Short-term             - Short-term             - Short-term             - Short-term
 investments may the       investments (up to       investments (up to       investments (up to       investments (up to
 Portfolio use as part     20%)                     20%)                     25%)                     25%)
 of efficient            - Defensive              - Defensive              - Defensive              - Defensive
 portfolio management      instruments              instruments              instruments              instruments
 or to enhance return?   - Options and futures    - Options and futures    - Options and futures    - Options and futures
                         - Special situations     - Special situations     - Special situations     - Special situations
                         - Currency               - Currency               - Currency               - Securities lending
                           transactions             transactions             transactions           - Currency
                         - ETFs                   - Fixed-income           - Fixed-income             transactions
                         - Fixed-income             securities               securities             - Hybrid instruments
                           securities             - Securities lending     - Securities lending       (up to 10%)
                         - Hybrid instruments     - Hybrid instruments     - Hybrid instruments     - Fixed income
                           (up to 10%)              (up to 10%)              (up to 10%)              securities
                         - REITs                                           - Forward foreign
                         - Securities lending                                currency exchange
                         - Forward foreign                                   contracts
                           currency exchange                               - ETFs
                           contracts                                       - REITs
--------------------------------------------------------------------------------------------------------------------------
 What risks normally     - Active trading         - Active trading         - Active trading         - Active trading
 affect the Portfolio?   - Credit quality         - Credit quality         - Credit quality         - Derivatives
                         - Derivatives            - Derivatives            - Derivatives            - Foreign exposure
                         - Foreign exposure       - Emerging markets       - Foreign exposure       - Growth stocks
                         - Growth stocks          - Foreign exposure       - Growth stocks          - Hedging
                         - Hedging                - Growth stocks          - Hedging                - Junk bonds
                         - Interest rate          - Hedging                - Interest rate          - Market volatility
                           fluctuations           - Interest rate            fluctuations           - Non-diversified
                         - Junk bonds               fluctuations           - Junk bonds               status
                         - Market volatility      - Junk bonds             - Market volatility      - Securities selection
                         - Non-diversified        - Market volatility      - Non-diversified        - Small and medium
                           status                 - Non-diversified          status                   sized companies
                         - Securities selection     status                 - Securities selection   - Value investing
                         - Small and medium       - Securities selection   - Small and medium
                           sized companies        - Small and medium         sized companies
                         - Emerging markets         sized companies        - Emerging markets
                                                  - Technology sector
--------------------------------------------------------------------------------------------------------------------------

Seasons Series Trust

                     SEASONS MANAGED ALLOCATION PORTFOLIOS

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                           ALLOCATION GROWTH       ALLOCATION MODERATE      ALLOCATION MODERATE      ALLOCATION BALANCED
                               PORTFOLIO            GROWTH PORTFOLIO             PORTFOLIO                PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
 What are the            The Portfolio is         The Portfolio is         The Portfolio is         The Portfolio is
 Portfolio's principal   structured as a "fund-   structured as a "fund-   structured as a          structured as a "fund-
 investments?            of-funds" which means    of-funds" which means    "fund-of- funds" which   of-funds" which means
                         that it pursues its      that it pursues its      means that it pursues    that it pursues its
                         investment goal by       investment goal by       its investment goal by   investment goal by
                         investing in a           investing in a           investing in a           investing in a
                         combination of the       combination of the       combination of the       combination of the
                         Underlying Portfolios.   Underlying Portfolios.   Underlying Portfolios.   Underlying Portfolios.
                         The Underlying           The Underlying           The Underlying           The Underlying
                         Portfolios principally   Portfolios principally   Portfolios principally   Portfolios principally
                         invest in:               invest in:               invest in:               invest in:
                         - Equity securities      - Equity securities      - Equity securities      - Equity securities
                         - Fixed income           - Fixed income           - Fixed income           - Fixed income
                           securities               securities               securities               securities
                         - Foreign securities     - Foreign securities     - Foreign securities     - Foreign securities
--------------------------------------------------------------------------------------------------------------------------
 What other types of     The Portfolio may only   The Portfolio may only   The Portfolio may only   The Portfolio may only
 investments may the     invest in a              invest in a              invest in a              invest in a
 Portfolio invest in?    combination of the       combination of the       combination of the       combination of the
                         Underlying Portfolios    Underlying Portfolios    Underlying Portfolios    Underlying Portfolios
--------------------------------------------------------------------------------------------------------------------------
 What other types of     See investment           See investment           See investment           See investment
 investments may the     strategies of the        strategies of the        strategies of the        strategies of the
 Portfolio use as part   Underlying Portfolios    Underlying Portfolios    Underlying Portfolios    Underlying Portfolios
 of efficient
 portfolio management
 or to enhance return?
--------------------------------------------------------------------------------------------------------------------------
 What risks normally     - Securities selection   - Securities selection   - Securities selection   - Securities selection
 affect the Portfolio    - Non-diversified        - Non-diversified        - Non-diversified        - Non-diversified
 (directly or by           status                   status                   status                   status
 investing in the        - Market volatility      - Market volatility      - Market volatility      - Market volatility
 Underlying              - Small and medium       - Small and medium       - Small and medium       - Small and medium
 Portfolios)?              sized companies          sized companies          sized companies          sized companies
                         - Interest rate          - Interest rate          - Interest rate          - Interest rate
                           fluctuations             fluctuations             fluctuations             fluctuations
                         - Credit quality         - Credit quality         - Credit quality         - Credit quality
                         - Derivatives            - Derivatives            - Derivatives            - Derivatives
--------------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by the Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost the Portfolio interest expense and other fees. Borrowing may exaggerate changes in the Portfolio's net asset value and the cost may reduce the Portfolio's return.

BRADY BONDS are foreign securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. For further information regarding Brady bonds, please see the supplemental glossary in the Statement of Additional Information, which is incorporated by reference into this prospectus.

A CURRENCY BASKET consists of specified amounts of currencies of certain foreign countries.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to generate income. For example, a Portfolio may enter into foreign forward currency exchange contracts to gain exposure to a country or region.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which certain Portfolios may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain Portfolios may also invest in separately issued interests in custodial receipts and trust certificates.

DEFENSIVE INSTRUMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. With respect to all Portfolios, generally, large-cap stocks will include companies that fall within the range of the Russell 1000(R) Index, mid-cap stocks will include companies that fall within the capitalization range of either the Russell Midcap(R) Index or the S&P Midcap(R) 400 Index, and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index as of the date of this Prospectus.

Seasons Series Trust

         Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EXCHANGE TRADED FUNDS (ETFS) are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risk of owning an ETF reflects the risk of owning the underlying security they are designed to track. Lack of liquidity in an ETF results in it being more volatile.

EXTENDABLE COMMERCIAL NOTES (ECNS) are very similar to commercial paper except that with ECNs, the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. The issuer of an ECN has the option to extend maturity to 390 days. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECNs' credit rating at the time. For further information regarding ECNs, please see the supplemental glossary in the Statement of Additional Information, which is incorporated by reference into this prospectus.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Manager).

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance.

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Payable-in-kind ("PIK") bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICS), American Depositary Receipts
(ADRS) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS). Certain companies based outside the United States may not be considered foreign securities if their operations are linked primarily to the United States. In general, the Manager may not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be foreign securities. An EMERGING MARKET country is generally one with a low or middle income economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Manager.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date the contract is entered into). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts (SPDRs) and ISHARES(SM)) and STRUCTURED SECURITIES and other ETFS, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID SECURITIES are generally securities which cannot easily be sold within seven days. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INTEREST RATE SWAPS, MORTGAGE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of interest payments is based, is tied to a reference pool or pools of mortgages.

LOAN PARTICIPATIONS AND ASSIGNMENTS are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, currencies or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security, or other asset or currency, at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may

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sell covered call and put options and purchase put and call options on any securities in which the Portfolios may invest or on any securities index consisting of securities in which it may invest. A Portfolio may also, to the extent consistent with its investment policies, purchase and sell put and call options on foreign currencies.

REITS (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities with the commitment to purchase substantially similar (same type, coupon, maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions, the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that the price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

TOTAL RETURN SWAPS are contracts under which one party agrees to make payments of the total return from the underlying asset during the specified period.

UNSEASONED COMPANIES are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.

U.S. TREASURY INFLATION PROTECTION SECURITIES are issued by the United States Department of Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers. The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed upon price on a specified future date. At the time of delivery of the security, the value may be more or less than the purchase price.

A SPECIAL SITUATION arises when, in the opinion of the Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

ABOUT THE INDICES

     - LEHMAN BROTHERS U.S. AGGREGATE INDEX combines several Lehman Brothers fixed-income indices to give a broad view of the performance of the U.S. fixed income market.

     - MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX is a market capitalization weighted composite of securities in 19 developed markets.

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     - NASDAQ 100(R) INDEX is a market capitalization weighted, unmanaged index of 100 of the largest non-financial domestic common stocks listed on the National Market tier of the NASDAQ Stock Market.

     - RUSSELL 1000(R) GROWTH INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

     - RUSSELL 1000(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.

     - RUSSELL 2000(R) INDEX is an unmanaged index of common stock prices that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.

     - RUSSELL 3000(R) GROWTH INDEX measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Growth or the Russell 2000(R) Growth indexes.

     - RUSSELL 3000(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 3000(R) companies with lower price-to-book ratios and lower forecasted growth values.

     - RUSSELL MIDCAP(R) GROWTH INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

     - RUSSELL MIDCAP(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

     - S&P 500(R) INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is also an unmanaged market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

Certain Portfolios (including the Underlying Portfolios) invest in either the growth or value "subset" of an index. These subsets are created by splitting an index according to "book-to-price" ratio (that is, the difference between an issuer's "book value" and its market capitalization). The value subset of an index contains securities of issuers with lower book-to-price ratios, while a growth subset contains those of issuers with higher book-to-price ratios. The S&P 500(R)/BARRA GROWTH AND VALUE INDEXES are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with lower book-to-price ratios; conversely, the growth index has firms with higher book-to-price ratios. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indexes, the value and growth indexes are capitalization-weighted, meaning that each stock is weighted in proportion to its market value. Investors cannot invest directly in the indexes.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be

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more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each fiscal year in the past five years or since inception.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market may reward growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

INDEXING: The passively managed index portion of each Multi-Managed Seasons Select Portfolio will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the

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level of interest rates. As interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SHORT SALE RISKS: Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and policies. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

VALUE INVESTING: When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

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                                   MANAGEMENT
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INVESTMENT ADVISER AND MANAGER

AIG SUNAMERICA ASSET MANAGEMENT CORP. SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the Subadvisers for the Portfolios, manages the investments for certain Portfolios or portions of Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.

SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $41 billion as of March 31, 2005. SunAmerica is an indirect wholly-owned subsidiary of American International Group, Inc. SunAmerica is engaged in providing investment advice and management services to the Trust, other mutual funds and pension funds. In addition to serving as adviser to the Trust, SunAmerica serves as adviser, manager and/or administrator for AIG Series Trust, Anchor Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Focused Alpha Growth Fund, Inc., SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

In addition to serving as the investment adviser and manager to the Trust and each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages the CASH MANAGEMENT PORTFOLIO, the AGGRESSIVE GROWTH/SUNAMERICA and BALANCED/SUNAMERICA components of the Multi-Managed Seasons Portfolios, and portions of the LARGE CAP COMPOSITE, SMALL CAP, DIVERSIFIED FIXED INCOME AND FOCUS TECHNET PORTFOLIOS.

For the fiscal year ended March 31, 2005 each Seasons Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Multi-Managed Growth Portfolio.......................            0.89%
Multi-Managed Moderate Growth Portfolio..............            0.85%
Multi-Managed Income/Equity Portfolio................            0.81%
Multi-Managed Income Portfolio.......................            0.77%
Asset Allocation: Diversified Growth Portfolio.......            0.85%
Stock Portfolio......................................            0.85%

For the fiscal year ended March 31, 2005, each Seasons Select Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Large Cap Growth Portfolio...........................            0.80%
Large Cap Composite Portfolio........................            0.80%
Large Cap Value Portfolio............................            0.80%
Mid Cap Growth Portfolio.............................            0.85%
Mid Cap Value Portfolio..............................            0.85%
Small Cap Portfolio..................................            0.85%
International Equity Portfolio.......................            1.00%
Diversified Fixed Income Portfolio...................            0.70%
Cash Management Portfolio............................            0.55%

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For the fiscal year ended March 31, 2005, each Seasons Focused Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                FEE
---------                                               -----
Focus Growth Portfolio................................  1.00%
Focus TechNet Portfolio...............................  1.20%
Focus Growth and Income Portfolio.....................  1.00%
Focus Value Portfolio.................................  1.00%

The annual rate of the investment advisory fee payable by the following Portfolios to SunAmerica is equal to the following percentage of average SunAmerica daily net assets:

        PORTFOLIO                                                FEE
        ---------                                               -----
        Allocation Growth Portfolio...........................  0.10%
        Allocation Moderate Growth Portfolio..................  0.10%
        Allocation Moderate Portfolio.........................  0.10%
        Allocation Balanced Portfolio.........................  0.10%
        Strategic Fixed Income Portfolio......................  0.80%   on the first $200 million
                                                                0.75%   on the next $300 million
                                                                0.70%   thereafter

SunAmerica compensates the Subadvisers out of the fees that it receives from the Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica ("unaffiliated Subadvisers") approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadviser agreement. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers, except for AIGGIC, is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers fees. These fees do not increase Portfolio expenses.

INFORMATION ABOUT THE SUBADVISERS

AIG GLOBAL INVESTMENT CORP. AIGGIC, a New Jersey corporation, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG") and is a part of AIG Global Investment Group ("AIGGIG"). AIGGIG comprises a group of international companies (including AIGGIC), which provide investment advice and market asset management products and services to clients around the world. As of March 31, 2005, AIGGIG managed approximately $493 billion, of which approximately $421 billion relates to AIG affiliates and $72 billion relates to client assets. These figures do not include assets sub-advised to third-party managers. AIGGIC is located at 70 Pine Street, New York, New York 10270.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. American Century is a Delaware corporation with principal offices at the American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. As of March 31, 2005, American Century had approximately $96.5 billion in assets under management.

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BAMCO, INC. BAMCO is a New York corporation, located at 767 5(th) Avenue, 49(th) Floor, New York, New York 10153. As of March 31, 2005, BAMCO had approximately $11.6 billion in assets under management.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC. BACAP is located at 100 Federal Street, Boston, MA 02110. BACAP is dedicated to providing responsible investment management and superior service and manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of March 31, 2005, BACAP had over $185.4 billion in assets under management.

CREDIT SUISSE ASSET MANAGEMENT, LLC. CSAM is a part of Credit Suisse Asset Management, the institutional and mutual-fund asset-management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group. Under the management of Credit Suisse First Boston, CSAM provides asset management products and services to global corporate, institutional and government clients. As of March 31, 2005, CSAM managed over $335.2 billion in assets under management.

FRANKLIN ADVISERS, INC. Franklin Advisers was incorporated in California and registered with the SEC as an investment adviser in 1985. Franklin Advisers is a wholly owned subsidiary of Franklin Resources, Inc. (known as Franklin Templeton Investments), a publicly traded, global investment management organization. As of March 31, 2005, Franklin Advisers had approximately $412 billion in assets under management. Franklin Advisers is located at One Franklin Parkway, San Mateo, California 94403.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. GSAM is located at 32 Old Slip, New York, New York 10005. GSAM registered as an investment adviser in 1990. GSAM is one of the leading global investment managers, serving a wide range of clients including pension funds, foundations, insurance companies and individual investors. As of March 31, 2005, GSAM, along with other units of the Investment Management Division of Goldman Sachs & Co. ("Goldman Sachs"), had approximately $462.9 billion in assets under management.

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL. GSAM-International, a business unit of Goldman Sachs, is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. As of March 31, 2005, GSAM-International, along with other units of Goldman Sachs, had approximately $462.9 billion in assets under management.

IBBOTSON ASSOCIATES ADVISORS, LLC. Ibbotson is a wholly owned subsidiary of Ibbotson Associates. Ibbotson has principal offices at 225 N. Michigan Avenue, Suite 700, Chicago, Illinois 60601. Ibbotson provides subadvisory services to financial service firms. As of March 31, 2005, Ibbotson had approximately $3.2 billion in assets under management.

JANUS CAPITAL MANAGEMENT LLC. Janus is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, Colorado 80206. Janus serves as investment adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 31, 2005, Janus' parent company, Janus Capital Group Inc., had approximately $132.2 billion in assets under management.

J.P. MORGAN INVESTMENT MANAGEMENT INC. J.P. Morgan is a Delaware corporation and is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc. which is a wholly-owned subsidiary of J.P. Morgan Chase & Co. J.P. Morgan is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan provides investment advisory services to a substantial number of institutional and other investors, including other registered investment advisers. As of March 31, 2005, J.P. Morgan, together with its affiliated companies, had approximately $790 billion in assets under management.

LORD, ABBETT & CO. LLC. Lord Abbett, located at 90 Hudson Street, Jersey City, New Jersey 07302, has been an investment manager for over 70 years. Lord Abbett provides similar services to 50 mutual fund portfolios having various investment objectives and also advises other investment clients. As of March 31, 2005, Lord Abbett had approximately $94 billion in assets under management.

                                                            Seasons Series Trust

MARSICO CAPITAL MANAGEMENT, LLC. Marsico is a Delaware limited liability company located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico provides investment management services to various mutual funds, institutional accounts and private accounts. As of March 31, 2005, Marsico had approximately $45.9 billion in assets under management.

PUTNAM INVESTMENT MANAGEMENT, L.L.C. Putnam is a Delaware limited liability company with principal offices at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2005, Putnam had approximately $199.3 billion in assets under management.

RCM CAPITAL MANAGEMENT LLC. RCM is located at Four Embarcadero Center, San Francisco, California 94111, and is an indirect wholly-owned subsidiary of Allianz AG, an international financial services organization. As of March 31, 2005, RCM Capital had approximately $21 billion in assets under management in San Francisco.

SALOMON BROTHERS ASSET MANAGEMENT INC. Salomon Brothers, located at 399 Park Avenue, New York, New York 10022, is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"). Salomon Brothers was established in 1987 and, together with its affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and securities trading -- and use diverse channels to make them available to consumer and corporate customers around the world. As of March 31, 2005, Salomon Brothers had approximately $82.5 billion in assets under management.

T. ROWE PRICE ASSOCIATES, INC. T. Rowe Price is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2005, T. Rowe Price had approximately $235.9 billion in assets under management.

THIRD AVENUE MANAGEMENT LLC. Third Avenue is located at 622 Third Avenue, New York, New York 10017. Third Avenue or its predecessor has been an investment adviser and manager for mutual funds since its organization in 1986. Third Avenue also serves as investment adviser for separately managed accounts for private and institutional clients. As of March 31, 2005, Third Avenue had approximately $8.16 billion in assets under management.

THORNBURG INVESTMENT MANAGEMENT, INC. Thornburg is a Delaware corporation with principal offices at 119 East Marcy Street, Santa Fe, New Mexico 87501, and has been in the investment management business since 1982. As of March 31, 2005, Thornburg had approximately $13.4 billion in assets under management.

WELLINGTON MANAGEMENT COMPANY, LLP. Wellington Management is a Massachusetts limited liability partnership. The principal offices of Wellington Management are located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of March 31, 2005, Wellington had approximately $470 billion in assets under management.

Seasons Series Trust

PORTFOLIO MANAGEMENT

The management of each Portfolio and Managed Component is summarized in the following tables.

                               SEASONS PORTFOLIOS

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio                 - Janus
                                                  (through Growth/Janus component)
                                                - SunAmerica
                                                  (through Aggressive Growth/SunAmerica
                                                  component and Balanced/SunAmerica component)
                                                - Wellington Management
                                                  (through Fixed Income/Wellington Management
                                                  component)
--------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio        - Janus
                                                  (through Growth/Janus component)
                                                - SunAmerica
                                                  (through Aggressive Growth/SunAmerica
                                                  component and Balanced/SunAmerica component)
                                                - Wellington Management
                                                  (through Fixed Income/Wellington Management
                                                  component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio          - Janus
                                                  (through Growth/Janus component)
                                                - SunAmerica
                                                  (through Balanced/SunAmerica component)
                                                - Wellington Management
                                                  (through Fixed Income/Wellington Management
                                                  component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio                 - Janus
                                                  (through Growth/Janus component)
                                                - SunAmerica
                                                  (through Balanced/SunAmerica component)
                                                - Wellington Management
                                                  (through Fixed Income/Wellington Management
                                                  component)
--------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth           - Putnam
 Portfolio
--------------------------------------------------------------------------------------------
 Stock Portfolio                                - T. Rowe Price
--------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio                     - AIGGIC
                                                - GSAM
                                                - Janus
--------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio                  - AIGGIC
                                                - SunAmerica
                                                - T. Rowe Price
--------------------------------------------------------------------------------------------
 Large Cap Value Portfolio                      - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio                       - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        - AIGGIC
                                                - GSAM
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Small Cap Portfolio                            - AIGGIC
                                                - Salomon
                                                - SunAmerica
--------------------------------------------------------------------------------------------
 International Equity Portfolio                 - AIGGIC
                                                - GSAM-International
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio             - AIGGIC
                                                - SunAmerica
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Strategic Fixed Income Portfolio               - AIGGIC
                                                - Franklin
                                                - Salomon
--------------------------------------------------------------------------------------------
 Cash Management Portfolio                      - BACAP
--------------------------------------------------------------------------------------------

Seasons Series Trust

                           SEASONS FOCUSED PORTFOLIOS

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Focus Growth Portfolio                         - CSAM
                                                - Janus
                                                - Marsico
--------------------------------------------------------------------------------------------
 Focus TechNet Portfolio                        - RCM
                                                - SunAmerica
                                                - BAMCO
--------------------------------------------------------------------------------------------
 Focus Growth and Income Portfolio              - SunAmerica
                                                - Marsico
                                                - Thornburg
--------------------------------------------------------------------------------------------
 Focus Value Portfolio                          - American Century
                                                - Third Avenue
                                                - J.P. Morgan
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
SEASONS MANAGED ALLOCATION PORTFOLIOS
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Allocation Growth Portfolio                    - Ibbotson
--------------------------------------------------------------------------------------------
 Allocation Moderate Growth Portfolio           - Ibbotson
--------------------------------------------------------------------------------------------
 Allocation Moderate Portfolio                  - Ibbotson
--------------------------------------------------------------------------------------------
 Allocation Balanced Portfolio                  - Ibbotson
--------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

The investment manager(s) and/or management team(s) that have joint and primary responsibility for the day-to-day management of the Portfolios are set forth below in the following table. Unless otherwise noted, a management team's members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Aggressive Growth/       SunAmerica     - Brian P. Clifford            Mr. Clifford joined
 SunAmerica component                      Vice President and Portfolio SunAmerica in March 1998 as
 (Multi-Managed                            Manager                      a portfolio manager and was
 Seasons Portfolios)                                                    named Vice President in
                                                                        October 1999. From 1995
                                                                        until he joined SunAmerica,
                                                                        Mr. Clifford was a
                                                                        portfolio manager with
                                                                        Morgan Stanley Dean Witter.
---------------------------------------------------------------------------------------------------
 Balanced/ SunAmerica     SunAmerica     - Francis D. Gannon            Mr. Gannon has been a
 component (Multi-                         Senior Vice President and    portfolio manager with the
 Managed Seasons                           Portfolio Manager (Domestic  firm since 1996. He joined
 Portfolios)                               Equity Investment Team)      SunAmerica as an equity
                                                                        analyst in 1993.
                                         - Greg A. Braun                Mr. Braun joined AIG Global
                                           Managing Director            Investment Group (AIGGIG)
                                                                        with the acquisition of
                                                                        American General Investment
                                                                        Management (AGIM) in 2001.
                                                                        Mr. Braun is responsible
                                                                        for the co-management of
                                                                        high yield mutual funds and
                                                                        CBOs. He was previously
                                                                        group head for cyclical
                                                                        industry research and
                                                                        responsible for research in
                                                                        industrial credits such as
                                                                        home construction,
                                                                        packaging, and paper. Prior
                                                                        to joining AGIM in 1996, he
                                                                        worked at Principal Mutual
                                                                        Life Insurance Company in
                                                                        its private placements
                                                                        department with three years
                                                                        in Principal Mutual's
                                                                        workout group and three
                                                                        years in its industrial
                                                                        group's private placement
                                                                        originations. Prior to
                                                                        Principal Mutual,
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Balanced/ SunAmerica     SunAmerica                                    Mr. Braun worked for three
 component (Multi-                                                      years at Pacific Investment
 Managed Seasons                                                        Management Company. Mr.
 Portfolios) (continued)                                                Braun received a BA in
                                                                        Business Administration
                                                                        from California State
                                                                        University, Fullerton, and
                                                                        an MBA from Indiana
                                                                        University. He is also a
                                                                        CFA charter holder.
                                         - Thomas Reeg                  Mr. Reeg joined AIGGIG in
                                           Managing Director            2002 and is responsible for
                                                                        co-management of CBOs and
                                                                        mutual fund portfolios. He
                                                                        also coordinates research
                                                                        in the gaming and electric
                                                                        sectors. Prior to joining
                                                                        AIGGIG, Mr. Reeg was a
                                                                        senior research analyst
                                                                        covering
                                                                        telecommunications, casino,
                                                                        lodging and leisure sectors
                                                                        at Bank One Capital
                                                                        Markets. Mr. Reeg's
                                                                        previous experience also
                                                                        includes similar research
                                                                        positions with ABN Amro and
                                                                        Bank of America Securities.
                                                                        He received a BBA in
                                                                        Finance from the University
                                                                        of Notre Dame in 1993. Mr.
                                                                        Reeg is a CFA charter
                                                                        holder.
---------------------------------------------------------------------------------------------------
 Growth/Janus component   Janus          - Scott W. Schoelzel           Mr. Schoelzel has been a
 (Multi-Managed                            Executive Vice President     portfolio manager with
 Seasons Portfolios)                       and Portfolio Manager        Janus since joining the
                                                                        firm in 1994. He has
                                                                        managed the Janus Twenty
                                                                        Fund since August 1997 and
                                                                        the Janus Aspen Capital
                                                                        Appreciation Portfolio and
                                                                        the Janus Adviser Capital
                                                                        Appreciation Fund since
                                                                        their inception.
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Fixed Income/            Wellington     - Lucius T. Hill, III          Mr. Hill joined Wellington
 Wellington Management    Management       Senior Vice President and    Management as an investment
 component                                 Portfolio Manager            professional in 1993. Mr.
 (Multi-Managed                                                         Hill has served as the
 Seasons Portfolios)                                                    Portfolio Manager for the
                                                                        Portfolios since 1999.
                                         - Campe Goodman, CFA Vice      Mr. Goodman joined
                                           President and Portfolio      Wellington Management as an
                                           Manager                      investment professional in
                                                                        2000. Mr. Goodman has
                                                                        served as the Portfolio
                                                                        Manager for the Portfolios
                                                                        since 2004. Prior to
                                                                        joining Wellington
                                                                        Management, Mr. Goodman
                                                                        spent four years at the
                                                                        Massachusetts Institute of
                                                                        Technology studying
                                                                        macroeconomics and finance
                                                                        in a doctoral program in
                                                                        economics.
                                         - Richard T. Crawford, II,     Mr. Crawford joined
                                           CFA                          Wellington Management as an
                                           Vice President               investment professional in
                                                                        1994. Mr. Crawford has been
                                                                        involved in portfolio
                                                                        Management and securities
                                                                        analysis for the high yield
                                                                        portion of the Portfolios
                                                                        since 1997.
                                         - Michael F. Garrett           Mr. Garrett joined
                                           Vice President               Wellington Management as an
                                                                        investment professional in
                                                                        1999. Mr. Garrett has been
                                                                        involved in portfolio
                                                                        management and securities
                                                                        analysis for the mortgage
                                                                        portion of the Portfolios
                                                                        since 1999.
                                         - Scott I. St. John            Mr. St. John joined
                                           Vice President               Wellington Management as an
                                                                        investment professional in
                                                                        2003. Mr. St. John has been
                                                                        involved in portfolio
                                                                        management and securities
                                                                        analysis for the high yield
                                                                        portion of the Portfolios
                                                                        since 2003. Prior to
                                                                        joining Wellington
                                                                        Management, Mr. St. John
                                                                        was a Fixed Income Analyst
                                                                        at State Street Research
                                                                        (2001-2003) and Eaton Vance
                                                                        Management (1995-2001).
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Asset Allocation:        Putnam         Global Asset Allocation Team:
 Diversified Growth
 Portfolio
                                         - Jeffrey L. Knight            Mr. Knight is Managing
                                           Team Leader                  Director and Chief
                                                                        Investment Officer of the
                                                                        Global Asset Allocation
                                                                        Team. He joined Putnam in
                                                                        1993 and is a Chartered
                                                                        Financial Analyst with 11
                                                                        years investment
                                                                        experience.
                                         - Robert J. Kea                Mr. Kea is Senior Vice
                                           Team member                  President and Quantitative
                                                                        Analyst in the Global Asset
                                                                        Allocation Team. He joined
                                                                        Putnam in 1989 and is a
                                                                        Chartered Financial Analyst
                                                                        with 15 years of investment
                                                                        experience.
                                         - Robert J. Schoen             Mr. Schoen is Senior Vice
                                           Team member                  President and Quantitative
                                                                        Analyst for the Global
                                                                        Asset Allocation Team. He
                                                                        joined Putnam in 1987 and
                                                                        has 14 years of investment
                                                                        experience.
                                         - Bruce S. MacDonald           Mr. MacDonald is a Senior
                                           Team member                  Vice President and Senior
                                                                        Investment Strategist of
                                                                        The Global Asset Allocation
                                                                        Team. He joined Putnam in
                                                                        1998 and has 11 years of
                                                                        investment experience.
---------------------------------------------------------------------------------------------------
 Stock Portfolio          T. Rowe Price  - Robert W. Smith Investment   Mr. Smith has been managing
                                           Advisory Committee Chairman  investments with T. Rowe
                                           and Vice President           Price since joining the
                                                                        firm in 1992.
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                         NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Growth         AIGGIC        - Lan Cai                       Ms. Cai joined AIGGIG in
 Portfolio                                Vice President and Portfolio  2000 and serves as
                                          Manager                       Portfolio Manager for US
                                                                        Equities, with
                                                                        responsibility for managing
                                                                        enhanced index portfolios
                                                                        through merger and
                                                                        acquisition related risk
                                                                        arbitrage. She also sits on
                                                                        the AIG Derivatives
                                                                        Committee, which oversees
                                                                        firm wide derivatives
                                                                        transactions and structured
                                                                        financial products. Prior
                                                                        to joining AIGGIG, Ms. Cai
                                                                        was Director of Financial
                                                                        Product Research and
                                                                        Development at the Chicago
                                                                        Mercantile Exchange
                                                                        beginning in 1996, where
                                                                        she played a key role in
                                                                        developing financial
                                                                        derivatives products and
                                                                        building the electronic
                                                                        trading system, GLOBEX2.
                                                                        Ms. Cai received an MBA
                                                                        from the University of
                                                                        Chicago and is a CFA
                                                                        charter holder.
                                        - James O. Kurtz                Mr. Kurtz joined AIGGIG
                                          Vice President and Portfolio  with the acquisition of
                                          Manager                       AGIM in 2001. As a Senior
                                                                        Portfolio Manager, he is
                                                                        responsible for the
                                                                        management and trading of
                                                                        the wide variety of
                                                                        domestic and international
                                                                        equity index funds managed
                                                                        by AIGGIG. In addition, Mr.
                                                                        Kurtz and his team provide
                                                                        equity derivative and
                                                                        passive trading support for
                                                                        AIGGIG's traditional and
                                                                        enhanced equity products.
                                                                        Prior to AIGGIG, Mr. Kurtz
                                                                        worked at Sears Investment
                                                                        Management Co. (SIMCO), the
                                                                        retirement fund management
                                                                        subsidiary of Sears,
                                                                        Roebuck and Co. from 1978
                                                                        to 2000, most recently as
                                                                        Manager of Passive Equity
                                                                        Investments. At SIMCO, he
                                                                        managed the equity trading
                                                                        function and established
                                                                        and
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Growth         AIGGIC                                        managed the firm's indexing
 Portfolio (continued)                                                  and derivative
                                                                        capabilities. Mr. Kurtz
                                                                        earned an AB degree in
                                                                        Mathematics from Dartmouth
                                                                        College and an MBA degree
                                                                        in Management Information
                                                                        Systems and Finance from
                                                                        the University of Chicago.
                                                                        He has served on advisory
                                                                        committees to the New York
                                                                        Stock Exchange and the
                                                                        Chicago Board Options
                                                                        Exchange and has been an
                                                                        officer and director of
                                                                        both the Chicago and
                                                                        National Options and
                                                                        Futures Societies. He is
                                                                        currently a member of the
                                                                        Market Technicians
                                                                        Association and the
                                                                        Professional Risk Manager's
                                                                        International Association.
                                         - John P. Toohey               Mr. Toohey is responsible
                                           Vice President               for overseeing the asset
                                                                        allocation and investments
                                                                        supporting AIG pension
                                                                        plans worldwide. From
                                                                        December 2000 to November
                                                                        2003, he was Vice President
                                                                        of AIGGIC Global Risk
                                                                        Management. In this
                                                                        capacity, he was
                                                                        responsible for
                                                                        quantitative analysis
                                                                        relating to the AIG
                                                                        insurance company
                                                                        investment portfolios. Mr.
                                                                        Toohey joined AIG in 2000.
                                                                        Prior to AIG, he spent 11
                                                                        years at MetLife. He
                                                                        received a B.A. degree in
                                                                        Mathematics (Magna Cum
                                                                        Laude) from Williams
                                                                        College. He is also a
                                                                        Fellow of the Society of
                                                                        Actuaries and holds a
                                                                        Chartered Financial Analyst
                                                                        designation.
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                        NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                       MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)        MANAGEMENT TEAM(S))                EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Growth         AIGGIC       - Timothy Campion                Mr. Campion joined AIGGIG
 Portfolio (continued)                   Portfolio Manager              in 1999. He is a Portfolio
                                                                        Manager responsible for
                                                                        enhanced index products.
                                                                        Prior to joining AIGGIG,
                                                                        Mr. Campion spent three
                                                                        years in Boston at Mellon
                                                                        Trust in the Mutual Fund
                                                                        group. His investment
                                                                        industry experience began
                                                                        in 1996. Mr. Campion
                                                                        received a BS degree in
                                                                        History from Middlebury
                                                                        College. He is currently a
                                                                        Level 1 Chartered Financial
                                                                        Analyst candidate.
---------------------------------------------------------------------------------------------------
                          GSAM         - Steven M. Barry                Mr. Barry joined GSAM as a
                                         Managing Director, Chief       portfolio manager in 1999.
                                         Investment Officer and Senior  From 1988 to 1999, he was a
                                         Portfolio Manager              portfolio manager at
                                                                        Alliance Capital
                                                                        Management.
                                       - Herbert E. Ehlers              Mr. Ehlers joined GSAM as a
                                         Managing Director, Chief       senior portfolio manager
                                         Investment Officer and Senior  and Chief Investment
                                         Portfolio Manager              Officer of the Growth team
                                                                        in 1997.
                                       - Gregory H. Ekizian             Mr. Ekizian joined GSAM as
                                         Managing Director, Chief       portfolio manager and Co-
                                         Investment Officer and Senior  Chair of the Growth
                                         Portfolio Manager              Investment Committee in
                                                                        1997.
                                       - David G. Shell                 Mr. Shell joined GSAM as a
                                         Managing Director, Chief       portfolio manager in 1997.
                                         Investment Officer and Senior
                                         Portfolio Manager
---------------------------------------------------------------------------------------------------
                          Janus        - Scott W. Schoelzel             See above.
                                         Executive Vice President and
                                         Portfolio Manager
---------------------------------------------------------------------------------------------------
 Large Cap Composite      AIGGIC       - Lan Cai, Vice President and    See above.
 Portfolio                               Portfolio Manager
                                       - James O. Kurtz,
                                         Vice President and Portfolio
                                         Manager
                                       - John P. Toohey,
                                         Vice President
                                       - Timothy Campion, Portfolio
                                         Manager
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                        NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                       MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)        MANAGEMENT TEAM(S))                EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Composite      SunAmerica     - Francis D. Gannon            See above.
 Portfolio (continued)                     Senior Vice President and
                                           Portfolio Manager
                                         - Steven A. Neimeth            Mr. Neimeth joined the firm
                                           Senior Vice President and    as a portfolio manager in
                                           Portfolio Manager            April 2004. From 2002 until
                                                                        he joined SunAmerica, Mr.
                                                                        Neimeth was a portfolio
                                                                        manager of The Neuberger
                                                                        Berman Large-Cap Value
                                                                        Fund. Between 1997 and
                                                                        2002, Mr. Neimeth was a
                                                                        portfolio manager and
                                                                        research analyst at Bear
                                                                        Stearns Asset Management.
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Robert W. Smith              See above.
                                           Investment Advisory
                                           Committee Chairman and Vice
                                           President
---------------------------------------------------------------------------------------------------
 Large Cap Value          AIGGIC         - Lan Cai, Vice President and  See above.
 Portfolio                                 Portfolio Manager
                                         - James O. Kurtz,
                                           Vice President and Portfolio
                                           Manager
                                         - John P. Toohey,
                                           Vice President
                                         - Timothy Campion, Portfolio
                                           Manager
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Brian C. Rogers, CFA, CIC    Mr. Rogers joined T. Rowe
                                           Chief Investment Officer     Price's Equity Research
                                           Investment Advisory          Division in 1982 and has
                                           Committee Chairman and Vice  been managing investments
                                           President                    since 1983.
---------------------------------------------------------------------------------------------------
                          Wellington     - W. Michael Reckmeyer, II,    Mr. Reckmeyer joined
                          Management       CFA                          Wellington Management as an
                                           Vice President and           investment professional in
                                           Portfolio Manager            1994. Mr. Reckmeyer has
                                                                        served as the Portfolio
                                                                        Manager for the Portfolio
                                                                        since July 2005.
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Value          Wellington     - John R. Ryan, CFA            Mr. Ryan joined Wellington
 Portfolio (continued)    Management       Senior Vice President and    Management as an investment
                                           Managing Partner             professional in 1981. Mr.
                                                                        Ryan has been involved in
                                                                        Portfolio management and
                                                                        securities analysis for the
                                                                        Portfolio since 1999.
---------------------------------------------------------------------------------------------------
 Mid Cap Growth           AIGGIC         - Lan Cai, Vice President and  See above.
 Portfolio                                 Portfolio Manager
                                         - James O. Kurtz,
                                           Vice President and Portfolio
                                           Manager
                                         - John P. Toohey,
                                           Vice President
                                         - Timothy Campion, Portfolio
                                           Manager
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Donald J. Peters             Mr. Peters has been a
                                           Investment Advisory          portfolio manager and
                                           Committee Chairman and Vice  quantitative investment
                                           President                    analyst for T. Rowe Price's
                                                                        Equity Research Division
                                                                        since joining the firm in
                                                                        1993.
---------------------------------------------------------------------------------------------------
                          Wellington     - Stephen Mortimer             Mr. Mortimer joined
                          Management       Vice President and Portfolio Wellington Management as an
                                           Manager                      investment professional in
                                                                        2001. Mr. Mortimer has
                                                                        served as the Portfolio
                                                                        Manager for the Portfolio
                                                                        since 2002. Prior to
                                                                        joining Wellington
                                                                        Management, Mr. Mortimer
                                                                        was an Equity Analyst at
                                                                        Vinik Asset Management
                                                                        (1998-2000) and a Research
                                                                        Analyst at Colonial
                                                                        Management (1997-1998).
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  AIGGIC         - Lan Cai                      See above.
                                           Vice President and Portfolio
                                           Manager
                                         - James O. Kurtz
                                           Vice President and Portfolio
                                           Manager
                                         - John P. Toohey,
                                           Vice President
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  AIGGIC         - Timothy Campion,
 (continued)                               Portfolio Manager
---------------------------------------------------------------------------------------------------
                          GSAM           - Andrew Braun                 Mr. Braun joined GSAM as a
                                           Managing Director and        mutual fund product
                                           Portfolio Manager            development analyst in July
                                                                        1993. From January 1997 to
                                                                        April 2001, he was a
                                                                        research analyst on the
                                                                        GSAM Value team and became
                                                                        a portfolio manager in May
                                                                        2001.
                                         - Dolores Bamford, CFA         Ms. Bamford joined GSAM as
                                           Managing Director and        a portfolio manager for the
                                           Portfolio Manager            Value team in April 2002.
                                                                        Prior to that, she was a
                                                                        portfolio manager at Putnam
                                                                        Investments for various
                                                                        products since 1991.
                                         - Sean Gallagher               Mr. Gallagher joined GSAM
                                           Vice President and Portfolio as a research analyst in
                                           Manager                      May 2000. He became a
                                                                        portfolio manager in
                                                                        December 2001. From October
                                                                        1993 to May 2000, he was a
                                                                        research analyst at Merrill
                                                                        Lynch Asset Management.
                                         - Lisa Parisi, CFA             Ms. Parisi joined GSAM as a
                                           Managing Director and        portfolio manager in August
                                           Portfolio Manager            2001. From December 2000 to
                                                                        August 2001, she was a
                                                                        portfolio manager at John
                                                                        A. Levin & Co. From March
                                                                        1995 to December 2000, she
                                                                        was a portfolio manager and
                                                                        managing director at
                                                                        Valenzuela Capital.
                                         - Eileen Rominger              Ms. Rominger joined GSAM as
                                           Managing Director, Chief     a portfolio manager and
                                           Investment Officer and       Chief Investment officer of
                                           Senior Portfolio Manager     the Value Equity team in
                                                                        1999.
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  Lord Abbett    - Howard E. Hansen             Mr. Hansen joined Lord
 (continued)                               Partner at Lord Abbett and   Abbett in 1995. He has been
                                           Investment Manager           an associate portfolio
                                                                        manager since 1997.
                                         - Edward K. von der Linde      Mr. von der Linde has been
                                           Partner at Lord Abbett,      a portfolio manager with
                                           Investment Manager and Team  Lord Abbett since 1995. He
                                           Leader                       joined the firm in 1988.
---------------------------------------------------------------------------------------------------
 Small Cap Portfolio      AIGGIC         - Lan Cai                      See above.
                                           Vice President and Portfolio
                                           Manager
                                         - James O. Kurtz
                                           Vice President and Portfolio
                                           Manager
                                         - John P. Toohey,
                                           Vice President
                                         - Timothy Campion,
                                           Portfolio Manager
---------------------------------------------------------------------------------------------------
                          Salomon        - Peter J. Hable               Mr. Hable is a Managing
                          Brothers         Managing Director and        Director in the Salomon
                                           Portfolio Manager            Brothers Asset Management
                                                                        group and has been with the
                                                                        firm (or its predecessor)
                                                                        since 1983.
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Brian P. Clifford            See above.
                                           Vice President and Portfolio
                                           Manager
---------------------------------------------------------------------------------------------------
 International Equity     AIGGIC         - Lan Cai                      See above.
 Portfolio                                 Vice President and Portfolio
                                           Manager
                                         - James O. Kurtz
                                           Vice President and Portfolio
                                           Manager
                                         - John P. Toohey
                                           Vice President
                                         - Timothy Campion
                                           Portfolio Manager
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 International Equity     GSAM-          - Mark Beveridge               Mr. Beveridge joined GSAM-
 Portfolio (continued)    International    Chief Investment Officer of  International as Chief
                                           Non-U.S. Active Equity and   Investment Officer of its
                                           Multi-Regional Equity and    Non- U.S. Active Equity and
                                           Senior Portfolio Manager     Multi- Regional business in
                                                                        December 2004. From 1985 to
                                                                        2004, Mr. Beveridge was
                                                                        with Franklin Templeton
                                                                        where he was Executive Vice
                                                                        President and Senior
                                                                        Portfolio Manager for
                                                                        non-U.S. portfolios.
                                         - William Howard               Mr. Howard joined GSAM in
                                           Senior Portfolio Manager     January 2005. From 1993 to
                                                                        2004, Mr. Howard worked at
                                                                        Franklin Templeton where he
                                                                        was a senior portfolio
                                                                        manager managing non-U.S.
                                                                        portfolios.
                                         - Michael Stanes               Mr. Stanes joined GSAM-
                                           Executive Director and       International as a
                                           Senior Portfolio Manager     portfolio manager in
                                                                        November 2002. From 1986 to
                                                                        2001, he worked at Mercury
                                                                        Asset Management where he
                                                                        managed U.K. equity
                                                                        portfolios in London,
                                                                        Japanese equity portfolios
                                                                        in Tokyo and, most
                                                                        recently, U.S. and global
                                                                        equity portfolios in the
                                                                        U.S.
                                         - Nuno Fernandes               Mr. Fernandes joined
                                           Executive Director and       GSAM-International as a
                                           Senior Portfolio Manager     research analyst on the
                                                                        Global Emerging Markets
                                                                        Equity team in April 1998.
                                                                        He was named a senior
                                                                        portfolio manager in April
                                                                        1999.
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 International Equity     Lord Abbett    - Harold E. Sharon             Mr. Sharon joined Lord
 Portfolio (continued)                     Director of International    Abbett in 2003. From 2001
                                           Core Equity Team             to 2003, he worked as a
                                                                        consultant for various
                                                                        financial and venture
                                                                        capital companies. Prior
                                                                        thereto, Mr. Sharon served
                                                                        as a Managing Director of
                                                                        Warburg Pincus Asset
                                                                        Management and Credit
                                                                        Suisse Asset Management.
                                         - Vincent J. McBride           Mr. McBride joined Lord
                                           Senior Portfolio Manager     Abbett in 2003 from Warburg
                                                                        Pincus Asset Management and
                                                                        Credit Suisse Asset
                                                                        Management, where he served
                                                                        as Managing Director.
---------------------------------------------------------------------------------------------------
 Cash Management          BACAP          - Patrick Graham               Mr. Graham joined BACAP as
 Portfolio                                 Director, Senior Money       Senior Money Market
                                           Market Portfolio Manager     Portfolio Manager in
                                                                        October 2004. Prior to
                                                                        joining BACAP, Mr. Graham
                                                                        was a senior money market
                                                                        portfolio manager at Bank
                                                                        One Investment Advisors
                                                                        Corp., (1996-2004) and a
                                                                        computer applications
                                                                        specialist and associate
                                                                        tax-exempt money market
                                                                        manager at ASB Capital
                                                                        Management (1988-1994).
---------------------------------------------------------------------------------------------------
 Diversified Fixed        AIGGIC         - Lan Cai                      See above.
 Income Portfolio                          Vice President and Portfolio
                                           Manager
                                         - James O. Kurtz
                                           Vice President and Portfolio
                                           Manager
                                         - John P. Toohey,
                                           Vice President
                                         - Timothy Campion,
                                           Portfolio Manager
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Diversified Fixed        SunAmerica     - Michael Cheah, CFA           Mr. Cheah joined SunAmerica
 Income Portfolio                          Vice President and Portfolio in July 1999 as Vice
 (continued)                               Manager                      President and portfolio
                                                                        manager responsible for all
                                                                        investment grade fixed-
                                                                        income portfolios. Prior to
                                                                        joining SunAmerica, he
                                                                        worked for the Monetary
                                                                        Authority of Singapore for
                                                                        17 years in the Global Fund
                                                                        Income Department, where he
                                                                        last served as the U.S.
                                                                        Director of the U.S. Bond
                                                                        Division, Markets and
                                                                        Investments Department.
---------------------------------------------------------------------------------------------------
                          Wellington     - Lucius T. Hill, III          Mr. Hill joined Wellington
                          Management       Senior Vice President and    Management as an investment
                                           Portfolio Manager            professional in 1993. Mr.
                                                                        Hill has served as the
                                                                        Portfolio Manager for the
                                                                        Portfolio since 2002.
                                         - Scott I. St. John,           Mr. St. John joined
                                           Vice President               Wellington Management as an
                                                                        investment professional in
                                                                        2003. Mr. St. John has been
                                                                        involved in portfolio
                                                                        management and securities
                                                                        analysis for the Portfolio
                                                                        since 2001. Prior to
                                                                        joining Wellington
                                                                        Management, Mr. St. John
                                                                        was a Fixed Income Analyst
                                                                        at State Street Research
                                                                        (2001-2003) and Eaton Vance
                                                                        Management (1995-2001).
---------------------------------------------------------------------------------------------------
 Strategic Fixed Income   AIGGIC         - Greg A. Braun                See above.
 Portfolio                                 Managing Director
                                         - Thomas Reeg
                                           Managing Director
---------------------------------------------------------------------------------------------------
                          Franklin       - Roger Bayston, CFA,          Mr. Bayston, Senior Vice
                          Advisers         Senior Vice President        President, joined Franklin
                                                                        Templeton in 1991.
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

----------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))                EXPERIENCE
----------------------------------------------------------------------------------------------------
 Strategic Fixed Income   Salomon        - Peter Wilby, CFA,             Mr. Wilby is a Managing
 Portfolio (continued)    Brothers         Managing Director             Director in the Salomon
                                                                         Brothers Asset Management
                                                                         group and joined the firm
                                                                         in 1989.
                                         - James E. Craige, CFA,         Mr. Craige is a Managing
                                           Managing Director             Director in the Salomon
                                                                         Brothers Asset Management
                                                                         group and joined the firm
                                                                         in 1992.
                                         - Thomas K. Flanagan, CFA,      Mr. Flanagan is a Managing
                                           Managing Director             Director in the Salomon
                                                                         Brothers Asset Management
                                                                         group and joined the firm
                                                                         in 1991.
----------------------------------------------------------------------------------------------------
 Focus Growth Portfolio   Marsico        - Thomas F. Marsico             Mr. Marsico has over 20
                                           Chairman, Chief Executive     years of experience as a
                                           Officer, Chief Investment     securities analyst and a
                                           Officer and Portfolio Manager portfolio manager. Prior to
                                                                         forming Marsico in 1997,
                                                                         Mr. Marsico served as the
                                                                         portfolio manager of the
                                                                         Janus Twenty Fund from 1988
                                                                         through 1997 and served in
                                                                         the same capacity for the
                                                                         portfolio manager of the
                                                                         Janus Growth & Income Fund
                                                                         from 1991 (the Fund's
                                                                         inception) through 1997.
----------------------------------------------------------------------------------------------------
                          CSAM           - Marian U. Pardo               Ms. Pardo joined CSAM in
                                           Managing Director             January 2003, and
                                                                         specializes in large- and
                                                                         mid-capitalization U.S.
                                                                         growth equities. She had
                                                                         been with J.P. Morgan
                                                                         Fleming Asset Management
                                                                         where, from 1999 to
                                                                         December 2002, she served
                                                                         as managing director and
                                                                         co-manager of the U.S.
                                                                         Small Company Fund.
----------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Focus Growth Portfolio   CSAM           - Calvin E. Chung              Mr. Chung joined CSAM in
 (continued)                               Director                     2000 from Eagle Asset
                                                                        Management, where he was a
                                                                        vice president and senior
                                                                        technology equity analyst
                                                                        from 1997 to 1999.
                                         - Leo M. Bernstein             Mr. Bernstein is an analyst
                                           Director                     and portfolio manager
                                                                        specializing in all sectors
                                                                        of technology hardware in
                                                                        U.S. small- and
                                                                        mid-capitalization,
                                                                        post-venture capital and
                                                                        distribution management
                                                                        equity portfolios.
---------------------------------------------------------------------------------------------------
                          Janus          - Scott W. Schoelzel           See above.
                                           Executive Vice President and
                                           Portfolio Manager
---------------------------------------------------------------------------------------------------
 Focus TechNet Portfolio  RCM            - Walter C. Price, Jr., CFA    Mr. Price is a Managing
                                           Portfolio Manager            Director of RCM, with which
                                                                        he has been associated
                                                                        since 1974. He has research
                                                                        and money management
                                                                        responsibilities for much
                                                                        of RCM's technology area.
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Andrew Sheridan              Mr. Sheridan joined
                                           Vice President, Portfolio    SunAmerica in 2003. He is a
                                           Manager and Senior Research  member of the research team
                                           Analyst                      covering the technology
                                                                        industry. Prior to joining
                                                                        SunAmerica, Mr. Sheridan
                                                                        worked in the research
                                                                        department at U.S. Trust
                                                                        and the market division of
                                                                        Greenwich Associates.
---------------------------------------------------------------------------------------------------
                          BAMCO          - Mitchell Rubin, CFA, JD      Mr. Rubin is the portfolio
                                           Vice President and Portfolio manager for the Baron
                                           Manager                      iOpportunity Fund. From
                                                                        1994 until joining BAMCO in
                                                                        November 1995, Mr. Rubin
                                                                        was an equity research
                                                                        analyst for Smith Barney in
                                                                        emerging growth stocks.
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Focus Growth and Income  SunAmerica     - Steven A. Neimeth            See above.
 Portfolio                                 Senior Vice President and
                                           Portfolio Manager
---------------------------------------------------------------------------------------------------
                          Marsico        - Thomas F. Marsico            See above.
                                           Chairman, Chief Executive
                                           Officer, Chief Investment
                                           Officer and Portfolio Manager
---------------------------------------------------------------------------------------------------
                          Thornburg      - William V. Fries, CFA        Mr. Fries has been a
                                           Managing Director and        Managing Director and
                                           Portfolio Manager            portfolio manager at
                                                                        Thornburg since 1995.
                                                                        Previously he had been
                                                                        affiliated with USAA
                                                                        Investment Management
                                                                        Company for over 20 years.
---------------------------------------------------------------------------------------------------
 Focus Value Portfolio    American       - Phillip N. Davidson, CFA     Mr. Davidson joined
                          Century          Chief Investment Officer-    American Century in 1993.
                                           Value and Senior Vice        Previously he spent 11
                                           President                    years at Boatman's Trust
                                                                        Company in St. Louis and
                                                                        served as vice president
                                                                        and portfolio manager
                                                                        responsible for
                                                                        institutional value equity
                                                                        clients.
                                         - Scott A. Moore, CFA          Mr. Moore joined American
                                           Vice President and Senior    Century in 1993 and has
                                           Portfolio Manager            served as a portfolio
                                                                        manager since 1999.
---------------------------------------------------------------------------------------------------
                          Third Avenue   - Martin J. Whitman, CFA       Mr. Whitman has been Co-
                                           Co-Chief Investment Officer  Chief Investment Officer of
                                           and Portfolio Manager        Third Avenue since 2003.
                                                                        Previously, Mr. Whitman
                                                                        served as Chief Investment
                                                                        Officer of Third Avenue
                                                                        (and its predecessor
                                                                        entity) from 1991 to 2003.
                                                                        Mr. Whitman also has been
                                                                        Chairman of Third Avenue
                                                                        Trust (and its
                                                                        predecessors) since 1990.
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Focus Value Portfolio    Third Avenue   - Ian Lapey                    Mr. Lapey has been a
 (continued)                               Portfolio Manager            portfolio manager of Third
                                                                        Avenue since 2001. Mr.
                                                                        Lapey has also been a
                                                                        senior research analyst for
                                                                        Third Avenue since 2001.
                                                                        Prior to joining Third
                                                                        Avenue, Mr. Lapey had been
                                                                        an equity research analyst
                                                                        with Credit Suisse First
                                                                        Boston since 1997.
---------------------------------------------------------------------------------------------------
                          J.P. Morgan    - Jonathan K. L. Simon         Mr. Simon is a portfolio
                                           Managing Director/Portfolio  manager in the U.S. Equity
                                           Manager                      Group. An employee since
                                                                        1980, Mr. Simon manages the
                                                                        JPMorgan Mid Cap Value Fund
                                                                        and JPMorgan Growth &
                                                                        Income Fund and is a
                                                                        co-portfolio manager of the
                                                                        JPMorgan Equity Income
                                                                        Fund. In addition, he is
                                                                        portfolio manager of the
                                                                        JPMF U.S. Strategic Value
                                                                        Fund and JPMF America
                                                                        Equity Fund.
---------------------------------------------------------------------------------------------------
 Seasons Managed          Ibbotson       - Peng Chen, Ph.D., CFA Chief  Mr. Chen has been Chief
 Allocation Portfolios                     Investment Officer           Investment Officer since
                                                                        2004. He was Director of
                                                                        Research from 2000 to 2004
                                                                        and joined the firm in
                                                                        1997.
                                         - Alexander E. Kaye, CFA       Mr. Kaye joined the firm in
                                           Portfolio Manager            2004. Previously, Mr. Kaye
                                                                        was an account manager at
                                                                        UBS Global Asset
                                                                        Management.
                                         - Scott Wentsel                Mr. Wentsel joined the firm
                                           Senior Portfolio Manager     in 2005. Previously he held
                                                                        positions at Van Kampen and
                                                                        Scudder Investments.
---------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

LEGAL PROCEEDINGS

On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against AIG as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint assets claims under New York's Martin Act and Insurance Law, among others, and makes allegations

                                                            Seasons Series Trust
concerning certain transactions entered into by AIG and ceratin of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Portfolios. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is the indirect parent company and an affiliated person of SunAmerica and AIGGIC, a subadviser to certain of the Portfolios. Neither SunAmerica, AIGGIC or their respective officers and directors nor the Portfolios have been named in the complaint, and the complaint does not seek any penalties against them.

In SunAmerica's view, the matters alleged in the lawsuit are not material in relation to the financial position of SunAmerica or AIGGIC, or to their ability to provide their respective services to the Portfolios. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then SunAmerica and AIGGIC will need to obtain permission from the Securities and Exchange Commission to continue to service the Portfolios. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

Seasons Series Trust

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------
Shares of the Portfolios are not offered directly to the public. Instead, shares of the Portfolios are issued and redeemed only in connection with investments in and payments made under Variable Contracts offered by the Life Insurance Companies. The term "Manager" as used in this Prospectus means either SAAMCo or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by "Separate Accounts" of the Life Insurance Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Insurance Companies. Class 1, Class 2 and Class 3 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus.

You should also be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract, including information on fees and expenses of the Contract, and the Portfolios available to you in the prospectus that offers the contract, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the Life Insurance Companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

SERVICE FEES

Class 2 and Class 3 shares of each Portfolio except Seasons Managed Allocation Portfolios, are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.15% and 0.25%, respectively, of the average daily net assets of such class of shares. The service fees will be used to compensate the Life Insurance Companies for costs associated with servicing such class of shares, including the cost of reimbursing the Life Insurance Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios' Class 2 or Class 3 shares. Because these service fees are paid out of each Portfolio's Class 2 or Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shares of each Seasons Managed Allocation Portfolio are not subject to a Rule 12b-1 plan. However, the Class 3 shares of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios are invested are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of the Underlying Portfolios' Class 3 shares. Because the cost of these service fees are borne indirectly by the Class 3 shares of each Seasons Managed Allocation Portfolio on an ongoing basis, over time, these fees will increase the cost of your investment in the Seasons Managed Allocation Portfolios and may cost you more than paying other types of sales charges.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets by the number of outstanding shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable.

                                                            Seasons Series Trust

Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the market price at the close of such exchanges on the day of valuation. If a security's price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Because Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, the net asset value per share of Class 2 or Class 3 shares will generally be lower than the net asset value per share of the Class 1 shares of each Portfolio.

Certain Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges for foreign equity securities that trade on weekends or other days when the Trust does not price its shares. As a result, the value of such foreign securities may change on days when the Trust is not open for purchase or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, the shares are subject to service fees pursuant to a 12b-1 plan.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust accepts the request. If the Trust receives the order before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the Trust receives the order after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio and share class on which they were paid.

The per share dividends on Class 2 and Class 3 shares will generally be lower than the per share dividends of Class 1 shares of the same Portfolio as a result of the fact that Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

Seasons Series Trust

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios' performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio's expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio's ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities ("junk bonds"), they may be particularly vulnerable to market timing. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio's international portfolio securities trade and the time as of which the Portfolio's net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio's junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of market timing (see "Transaction Policies -- Valuation of Shares").

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board's policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity's market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Please review your Variable Contract prospectus for more information regarding the insurance company's market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

PORTFOLIO HOLDINGS

The Trust's policies and procedures with respect to the disclosure of the Portfolios' securities are described in the Statement of Additional Information.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights tables for shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since the commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a share of each Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. The Financial Highlights information set forth below has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's annual report to shareholders, which is available upon request.

                                                                                   DIVIDENDS      DIVIDENDS
                        NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET
                          VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED
PERIOD                  BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON          TOTAL
ENDED                   OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
                                           Multi-Managed Growth Portfolio Class 1
03/31/01                 $21.48        $0.30           $(6.30)         $(6.00)       $(0.06)       $(3.26)         $(3.32)
03/31/02                  12.16         0.16            (1.09)          (0.93)        (0.20)        (0.43)          (0.63)
03/31/03                  10.60         0.12            (1.87)          (1.75)        (0.15)           --           (0.15)
03/31/04                   8.70         0.08             2.34            2.42         (0.10)           --           (0.10)
03/31/05                  11.02         0.09             0.59            0.68         (0.07)           --           (0.07)

                                           Multi-Managed Growth Portfolio Class 2
10/16/00-03/31/01+        19.41         0.11            (4.05)          (3.94)        (0.06)        (3.26)          (3.32)
03/31/02                  12.15         0.13            (1.07)          (0.94)        (0.18)        (0.43)          (0.61)
03/31/03                  10.60         0.10            (1.87)          (1.77)        (0.14)           --           (0.14)
03/31/04                   8.69         0.06             2.35            2.41         (0.09)           --           (0.09)
03/31/05                  11.01         0.08             0.57            0.65         (0.05)           --           (0.05)

                                           Multi-Managed Growth Portfolio Class 3
11/11/02-03/31/03+         9.00         0.03            (0.20)          (0.17)        (0.14)           --           (0.14)
03/31/04                   8.69         0.03             2.37            2.40         (0.09)           --           (0.09)
03/31/05                  11.00         0.07             0.57            0.64         (0.04)           --           (0.04)

                                       Multi-Managed Moderate Growth Portfolio Class 1
03/31/01                  18.60         0.44            (4.25)          (3.81)        (0.10)        (2.48)          (2.58)
03/31/02                  12.21         0.27            (0.90)          (0.63)        (0.25)        (0.29)          (0.54)
03/31/03                  11.04         0.21            (1.45)          (1.24)        (0.21)           --           (0.21)
03/31/04                   9.59         0.15             2.01            2.16         (0.17)           --           (0.17)
03/31/05                  11.58         0.18             0.31            0.49         (0.13)           --           (0.13)

                                       Multi-Managed Moderate Growth Portfolio Class 2
10/16/00-03/31/01+        17.42         0.17            (2.82)          (2.65)        (0.09)        (2.48)          (2.57)
03/31/02                  12.20         0.24            (0.88)          (0.64)        (0.23)        (0.29)          (0.52)
03/31/03                  11.04         0.18            (1.45)          (1.27)        (0.20)           --           (0.20)
03/31/04                   9.57         0.13             2.01            2.14         (0.15)           --           (0.15)
03/31/05                  11.56         0.16             0.30            0.46         (0.11)           --           (0.11)

                                       Multi-Managed Moderate Growth Portfolio Class 3
11/11/02-03/31/03+         9.83         0.05            (0.11)          (0.06)        (0.20)           --           (0.20)
03/31/04                   9.57         0.10             2.03            2.13         (0.15)           --           (0.15)
03/31/05                  11.55         0.14             0.31            0.45         (0.10)           --           (0.10)

                                                                                    RATIO OF
                        NET                          NET                               NET
                       ASSET                       ASSETS        RATIO OF          INVESTMENT
                       VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD                 END OF       TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED                  PERIOD      RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
--------------------  ---------------------------------------------------------------------------------------
                                              Multi-Managed Growth Portfolio Class 1
03/31/01              $ 12.16       (30.90)%      $ 97,476        1.06%                1.73%           123%
03/31/02                10.60        (7.77)         84,012         1.05                1.35            102
03/31/03                 8.70       (16.57)         51,638         1.09                1.25            106
03/31/04                11.02        27.93          60,247         1.10                0.75             99
03/31/05                11.63         6.13(1)       50,863         1.04                0.83            107
                                              Multi-Managed Growth Portfolio Class 2
10/16/00-03/31/01+      12.15       (23.61)         11,088         1.19#               1.79#           123
03/31/02                10.60        (7.83)         49,770         1.20                1.15            102
03/31/03                 8.69       (16.71)         48,414         1.24                1.09            106
03/31/04                11.01        27.79          78,735         1.25                0.59             99
03/31/05                11.61         5.90(1)       78,191         1.19                0.69            107
                                              Multi-Managed Growth Portfolio Class 3
11/11/02-03/31/03+       8.69        (1.90)             49         1.39#               0.88#           106
03/31/04                11.00        27.63           3,038         1.40                0.38             99
03/31/05                11.60         5.80(1)       18,448         1.29                0.62            107
                                          Multi-Managed Moderate Growth Portfolio Class 1
03/31/01                12.21       (22.41)        104,548         1.01                2.72            118
03/31/02                11.04        (5.27)         96,218         0.99                2.28            102
03/31/03                 9.59       (11.26)         63,068         1.00                2.06            108
03/31/04                11.58        22.63          71,142         1.00                1.41            104
03/31/05                11.94         4.21(1)       60,210         0.95                1.54            114
                                          Multi-Managed Moderate Growth Portfolio Class 2
10/16/00-03/31/01+      12.20       (17.24)         13,305         1.14#               2.80#           118
03/31/02                11.04        (5.35)         81,687         1.14                2.04            102
03/31/03                 9.57       (11.48)        101,321         1.15                1.88            108
03/31/04                11.56        22.51         164,241         1.15                1.25            104
03/31/05                11.91         3.99(1)      167,282         1.10                1.40            114
                                          Multi-Managed Moderate Growth Portfolio Class 3
11/11/02-03/31/03+       9.57        (0.58)            172         1.28#               1.70#           108
03/31/04                11.55        22.37           9,269         1.30                1.06            104
03/31/05                11.90         3.89(1)       44,413         1.20                1.32            114

------------------------------

  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.
 # Annualized
  + Inception date of class
(1) The Fund's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

                                                                                   DIVIDENDS      DIVIDENDS
                        NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET
                          VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED
PERIOD                  BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON          TOTAL
ENDED                   OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------

                                                    Multi-Managed Income/Equity Portfolio Class 1
03/31/01                 $14.29        $0.54           $(1.79)         $(1.25)       $(0.16)       $(0.95)         $(1.11)
03/31/02                  11.93         0.41            (0.54)          (0.13)        (0.34)        (0.35)          (0.69)
03/31/03                  11.11         0.34            (0.62)          (0.28)        (0.29)           --           (0.29)
03/31/04                  10.54         0.28             1.27            1.55         (0.26)           --           (0.26)
03/31/05                  11.83         0.32             0.10            0.42         (0.24)           --           (0.24)

                                                    Multi-Managed Income/Equity Portfolio Class 2
10/16/00-
03/31/01+                 13.92         0.22            (1.10)          (0.88)        (0.16)        (0.95)          (1.11)
03/31/02                  11.93         0.37            (0.52)          (0.15)        (0.33)        (0.35)          (0.68)
03/31/03                  11.10         0.31            (0.60)          (0.29)        (0.29)           --           (0.29)
03/31/04                  10.52         0.26             1.27            1.53         (0.24)           --           (0.24)
03/31/05                  11.81         0.30             0.10            0.40         (0.22)           --           (0.22)

                                                    Multi-Managed Income/Equity Portfolio Class 3
11/11/02-
03/31/03+                 10.71         0.08             0.02            0.10         (0.29)           --           (0.29)
03/31/04                  10.52         0.22             1.30            1.52         (0.24)           --           (0.24)
03/31/05                  11.80         0.28             0.10            0.38         (0.21)           --           (0.21)

                                                       Multi-Managed Income Portfolio Class 1
03/31/01                  12.19         0.61            (0.53)           0.08         (0.14)        (0.48)          (0.62)
03/31/02                  11.65         0.51            (0.40)           0.11         (0.40)        (0.16)          (0.56)
03/31/03                  11.20         0.45            (0.02)           0.43         (0.35)           --           (0.35)
03/31/04                  11.28         0.37             0.83            1.20         (0.34)           --           (0.34)
03/31/05                  12.14         0.39            (0.16)           0.23         (0.32)           --           (0.32)

                                                       Multi-Managed Income Portfolio Class 2
10/16/00-
03/31/01+                 12.31         0.25            (0.29)          (0.04)        (0.14)        (0.48)          (0.62)
03/31/02                  11.65         0.48            (0.40)           0.08         (0.38)        (0.16)          (0.54)
03/31/03                  11.19         0.41               --            0.41         (0.34)           --           (0.34)
03/31/04                  11.26         0.34             0.84            1.18         (0.32)           --           (0.32)
03/31/05                  12.12         0.37            (0.16)           0.21         (0.30)           --           (0.30)

                                                       Multi-Managed Income Portfolio Class 3
11/11/02-
03/31/03+                 11.34         0.14             0.12            0.26         (0.34)           --           (0.34)
03/31/04                  11.26         0.28             0.88            1.16         (0.32)           --           (0.32)
03/31/05                  12.10         0.35            (0.15)           0.20         (0.29)           --           (0.29)

--------------------  ----------------------------------------------------------------------------------
                                                                                  RATIO OF
                        NET                          NET                            NET
                       ASSET                       ASSETS        RATIO OF        INVESTMENT
                       VALUE                       END OF       EXPENSES TO      INCOME TO
PERIOD                 END OF       TOTAL          PERIOD         AVERAGE         AVERAGE      PORTFOLIO
ENDED                  PERIOD      RETURN**        (000'S)      NET ASSETS       NET ASSETS    TURNOVER
--------------------  ----------------------------------------------------------------------------------
                                  Multi-Managed Income/Equity Portfolio Class 1
03/31/01              $ 11.93        (9.21)%      $ 72,843        1.04%             4.01%          86%
03/31/02                11.11        (1.15)         68,230         1.00             3.49           62
03/31/03                10.54        (2.47)         51,615         0.98             3.17           85
03/31/04                11.83        14.80          55,067         0.97             2.47          111
03/31/05                12.01         3.52(2)       47,346         0.91             2.68          106
                                  Multi-Managed Income/Equity Portfolio Class 2
10/16/00-
03/31/01+               11.93        (6.82)          7,515         1.16#            4.02#          86
03/31/02                11.10        (1.38)         64,073         1.14             3.24           62
03/31/03                10.52        (2.61)         92,470         1.13             2.98           85
03/31/04                11.81        14.67         149,978         1.12             2.31          111
03/31/05                11.99         3.39(2)      151,035         1.06             2.53          106
                                  Multi-Managed Income/Equity Portfolio Class 3
11/11/02-
03/31/03+               10.52         0.93             249         1.26#            2.67#          85
03/31/04                11.80        14.53           9,753         1.25             2.15          111
03/31/05                11.97         3.20(2)       41,835         1.16             2.46          106
                                     Multi-Managed Income Portfolio Class 1
03/31/01                11.65         0.60          52,683         1.06(1)          5.04(1)        85
03/31/02                11.20         0.88          52,122         1.05(1)          4.40(1)        57
03/31/03                11.28         3.87          43,960         0.96             3.97           94
03/31/04                12.14        10.75          45,334         0.95             3.12          123
03/31/05                12.05         1.85(2)       38,991         0.90             3.26          110
                                     Multi-Managed Income Portfolio Class 2
10/16/00-
03/31/01+               11.65        (0.40)          5,113         1.20#            4.86#          85
03/31/02                11.19         0.65          45,459         1.20(1)          4.15(1)        57
03/31/03                11.26         3.74          80,625         1.12             3.75           94
03/31/04                12.12        10.61         118,953         1.10             2.96          123
03/31/05                12.03         1.71(2)      115,350         1.05             3.12          110
                                     Multi-Managed Income Portfolio Class 3
11/11/02-
03/31/03+               11.26         2.37              74         1.21#            3.24#          94
03/31/04                12.10        10.39           7,925         1.22             2.77          123
03/31/05                12.01         1.61(2)       25,758         1.14             3.04          110

------------------------------

  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.
 # Annualized
  + Inception date of class
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                              03/31/01   03/31/02
                                                              --------   --------
    Multi-Managed Income Portfolio Class 1..................    0.03%     (0.04)%
    Multi-Managed Income Portfolio Class 2..................      --      (0.05)
    Multi-Managed Income Portfolio Class 3..................      --          --

(2) The Fund's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                     DIVIDENDS     DIVIDENDS
              NET ASSET      NET        NET REALIZED                  DECLARED     FROM NET
                VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM    FROM NET     REALIZED
PERIOD        BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT   INVESTMENT     GAIN ON         TOTAL
ENDED         OF PERIOD    (LOSS)*      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                           Asset Allocation: Diversified Growth Portfolio Class 1
03/31/01       $13.95       $ 0.28         $(2.45)        $(2.17)      $(0.07)      $(0.63)        $(0.70)
03/31/02        11.08         0.17          (0.32)         (0.15)       (0.16)       (0.07)         (0.23)
03/31/03        10.70         0.15          (2.28)         (2.13)       (0.12)          --          (0.12)
03/31/04         8.45         0.13           2.33           2.46        (0.13)          --          (0.13)
03/31/05        10.78         0.12           0.53           0.65        (0.13)          --          (0.13)

                           Asset Allocation: Diversified Growth Portfolio Class 2
10/16/00-
03/31/01+       13.04         0.10          (1.37)         (1.27)       (0.07)       (0.63)         (0.70)
03/31/02        11.07         0.13          (0.28)         (0.15)       (0.15)       (0.07)         (0.22)
03/31/03        10.70         0.13          (2.28)         (2.15)       (0.11)          --          (0.11)
03/31/04         8.44         0.11           2.33           2.44        (0.11)          --          (0.11)
03/31/05        10.77         0.10           0.52           0.62        (0.11)          --          (0.11)

                           Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02-
03/31/03+        9.00         0.02          (0.47)         (0.45)       (0.11)          --          (0.11)
03/31/04         8.44         0.07           2.36           2.43        (0.11)          --          (0.11)
03/31/05        10.76         0.11           0.49           0.60        (0.10)          --          (0.10)

                                           Stock Portfolio Class 1
03/31/01        19.60         0.01          (4.03)         (4.02)          --        (1.23)         (1.23)
03/31/02        14.35         0.01           0.62           0.63        (0.01)       (0.61)         (0.62)
03/31/03        14.36         0.01          (3.36)         (3.35)          --           --             --
03/31/04        11.01         0.01           3.79           3.80           --           --             --
03/31/05        14.81         0.08           0.45           0.53           --           --             --

                                           Stock Portfolio Class 2
10/16/00-
03/31/01+       18.58         0.02          (3.03)         (3.01)          --        (1.23)         (1.23)
03/31/02        14.34        (0.02)          0.62           0.60           --        (0.61)         (0.61)
03/31/03        14.33           --          (3.36)         (3.36)          --           --             --
03/31/04        10.97        (0.01)          3.78           3.77           --           --             --
03/31/05        14.74         0.06           0.45           0.51           --           --             --

                                           Stock Portfolio Class 3
11/11/02-
03/31/03+       11.34           --          (0.37)         (0.37)          --           --             --
03/31/04        10.97        (0.02)          3.77           3.75           --           --             --
03/31/05        14.72         0.05           0.44           0.49           --           --             --

                                                                         RATIO
              NET                       NET                             OF NET
             ASSET                     ASSETS      RATIO OF           INVESTMENT
             VALUE                     END OF    EXPENSES TO           INCOME TO
PERIOD      END OF       TOTAL         PERIOD    AVERAGE NET            AVERAGE       PORTFOLIO
ENDED       PERIOD     RETURN**       (000'S)       ASSETS            NET ASSETS      TURNOVER
----------  -----------------------------------------------------------------------------------
                          Asset Allocation: Diversified Growth Portfolio Class 1
03/31/01    $11.08      (16.04)%      $154,240     0.98%@                 2.12%@         193%
03/31/02     10.70       (1.34)        138,550       0.96                 1.53           233
03/31/03      8.45      (19.98)         93,728       0.95                 1.58           143
03/31/04     10.78       29.16(2)      106,695       0.98(1)              1.30(1)        106
03/31/05     11.30        6.00(3)       90,042       0.94(1)              1.06(1)        156
                          Asset Allocation: Diversified Growth Portfolio Class 2
10/16/00-
03/31/01+    11.07      (10.29)         17,465       1.12#@               1.95#@         193
03/31/02     10.70       (1.49)        110,186       1.11                 1.22           233
03/31/03      8.44      (20.11)        141,724       1.11                 1.42           143
03/31/04     10.77       29.02(2)      232,730       1.13(1)              1.12(1)        106
03/31/05     11.28        5.77(3)      230,448       1.09(1)              0.93(1)        156
                          Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02-
03/31/03+     8.44       (5.02)            241       1.22#                0.68#          143
03/31/04     10.76       28.86(2)       13,530       1.29(1)              0.84(1)        106
03/31/05     11.26        5.58(3)       58,809       1.20(1)              1.01(1)        156
                                          Stock Portfolio Class 1
03/31/01     14.35      (21.62)        128,896       0.95                 0.07            77
03/31/02     14.36        4.36         114,656       0.95                 0.04            59
03/31/03     11.01      (23.33)         75,591       0.95                 0.11            45
03/31/04     14.81       34.56          87,619       0.96                 0.10            42
03/31/05     15.34        3.58          73,967       0.93                 0.51            42
                                          Stock Portfolio Class 2
10/16/00-
03/31/01+    14.34      (17.37)         14,671       1.08#                0.11#           77
03/31/02     14.33        4.18          89,106       1.10               (0.13)            59
03/31/03     10.97      (23.45)        110,306       1.10               (0.03)            45
03/31/04     14.74       34.37         184,179       1.11               (0.05)            42
03/31/05     15.25        3.46         182,833       1.08                 0.37            42
                                          Stock Portfolio Class 3
11/11/02-
03/31/03+    10.97       (3.26)            189       1.22#             (0.04)#            45
03/31/04     14.72       34.18          10,471       1.24               (0.13)            42
03/31/05     15.21        3.33          46,811       1.18                 0.38            42

----------------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.

 # Annualized

  + Inception date of class

 @ Gross of custody credits of 0.01%

(1) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would been higher by the following:

                                                              03/31/04   03/31/05
                                                              --------   --------
Asset Allocation: Diversified Growth Portfolio Class 1......    0.01%      0.00%
Asset Allocation: Diversified Growth Portfolio Class 2......    0.01       0.00
Asset Allocation: Diversified Growth Portfolio Class 3......    0.01       0.00

(2) Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

(3) The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restriction.

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                     DIVIDENDS     DIVIDENDS
              NET ASSET      NET        NET REALIZED                  DECLARED     FROM NET
                VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM    FROM NET     REALIZED
PERIOD        BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT   INVESTMENT     GAIN ON         TOTAL
ENDED         OF PERIOD    (LOSS)*      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                                     Large Cap Growth Portfolio Class 1
03/31/01       $14.95       $(0.01)        $(5.35)        $(5.36)      $(0.02)      $(1.19)        $(1.21)
03/31/02         8.38           --          (0.40)         (0.40)          --           --             --
03/31/03         7.98           --          (1.99)         (1.99)          --           --             --
03/31/04         5.99           --           1.87           1.87           --           --             --
03/31/05         7.86         0.03           0.44           0.47           --           --             --

Large Cap Growth Portfolio Class 2
10/16/00-
03/31/01+       12.65         0.01          (3.07)         (3.06)       (0.02)       (1.19)         (1.21)
03/31/02         8.38        (0.02)         (0.39)         (0.41)          --           --             --
03/31/03         7.97           --          (2.00)         (2.00)          --           --             --
03/31/04         5.97        (0.01)          1.86           1.85           --           --             --
03/31/05         7.82         0.02           0.43           0.45           --           --             --

Large Cap Growth Portfolio Class 3
11/11/02-
03/31/03+        6.27           --          (0.31)         (0.31)          --           --             --
03/31/04         5.96        (0.02)          1.87           1.85           --           --             --
03/31/05         7.81         0.02           0.42           0.44           --           --             --

Large Cap Composite Portfolio Class 1
03/31/01        13.05           --          (3.02)         (3.02)          --        (0.73)         (0.73)
03/31/02         9.30         0.01          (0.11)         (0.10)          --        (0.01)         (0.01)
03/31/03         9.19         0.03          (2.32)         (2.29)       (0.03)          --          (0.03)
03/31/04         6.87         0.02           2.17           2.19        (0.02)          --          (0.02)
03/31/05         9.04         0.07           0.44           0.51        (0.02)          --          (0.02)

Large Cap Composite Portfolio Class 2
10/16/00-
03/31/01+       12.23           --          (2.20)         (2.20)          --        (0.73)         (0.73)
03/31/02         9.30           --          (0.11)         (0.11)          --        (0.01)         (0.01)
03/31/03         9.18         0.02          (2.33)         (2.31)       (0.01)          --          (0.01)
03/31/04         6.86         0.01           2.16           2.17        (0.01)          --          (0.01)
03/31/05         9.02         0.06           0.44           0.50        (0.01)          --          (0.01)

Large Cap Composite Portfolio Class 3
11/11/02-
03/31/03+        7.22         0.01          (0.36)         (0.35)       (0.01)          --          (0.01)
03/31/04         6.86           --           2.15           2.15           --           --             --
03/31/05         9.01         0.06           0.42           0.48        (0.00)          --          (0.00)

                                                                  RATIO OF
              NET                    NET                             NET
             ASSET                 ASSETS     RATIO OF           INVESTMENT
             VALUE                 END OF    EXPENSES TO          INCOME TO
PERIOD      END OF     TOTAL       PERIOD    AVERAGE NET           AVERAGE       PORTFOLIO
ENDED       PERIOD    RETURN**     (000'S)    ASSETS(1)         NET ASSETS(1)    TURNOVER
----------  ------------------------------------------------------------------------------
                                  Large Cap Growth Portfolio Class 1
03/31/01    $  8.38    (37.78)%    $26,094    1.10%@                (0.07)%@         40%
03/31/02       7.98     (4.77)      21,905      1.10                (0.03)           43
03/31/03       5.99    (24.94)      12,337      1.10                 0.06            58
03/31/04       7.86     31.22       14,623      1.10                 0.02            44
03/31/05       8.33      5.98       13,588      1.04                 0.38            38
Large Cap
10/16/00-
03/31/01+      8.38    (26.48)       9,073      1.25#@               0.05#@          40
03/31/02       7.97     (4.89)      38,180      1.25                (0.19)           43
03/31/03       5.97    (25.09)      41,534      1.25                (0.07)           58
03/31/04       7.82     30.99       71,204      1.25                (0.13)           44
03/31/05       8.27      5.75       78,540      1.19                 0.24            38
Large Cap
11/11/02-
03/31/03+      5.96     (4.94)         141      1.35#               (0.01)#          58
03/31/04       7.81     31.04        5,122      1.35                (0.24)           44
03/31/05       8.25      5.63       26,636      1.27                 0.26            38
Large Cap
03/31/01       9.30    (24.05)      14,265      1.10@               (0.03)@          64
03/31/02       9.19     (1.10)      12,889      1.10                 0.16            64
03/31/03       6.87    (24.99)       4,219      1.10                 0.33            59
03/31/04       9.04     31.85        4,838      1.10                 0.28            78
03/31/05       9.53      5.66        4,539      1.10                 0.74            58
Large Cap
10/16/00-
03/31/01+      9.30    (18.96)       3,046      1.25#@               0.08#@          64
03/31/02       9.18     (1.24)      15,204      1.25                   --            64
03/31/03       6.86    (25.13)      16,939      1.25                 0.23            59
03/31/04       9.02     31.58       27,637      1.25                 0.13            78
03/31/05       9.51      5.54       29,038      1.25                 0.63            58
Large Cap
11/11/02-
03/31/03+      6.86     (4.81)          97      1.28#                0.31#           59
03/31/04       9.01     31.39        2,095      1.35                 0.03            78
03/31/05       9.49      5.33        7,393      1.35                 0.66            58

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursements and reductions.

 # Annualized

  + Inception date of class

 @ The ratios reflect an expense cap of 1.10% and 1.25% for Class 1 and Class 2, respectively, which are net of custody credits of (0.01%) or waivers/ reimbursements if applicable.

(1) Net of the following reimbursements (recoupments)(based on average net assets):

                                                                  03/31/01   03/31/02   03/31/03   03/31/04   03/31/05
                                                                  --------   --------   --------   --------   --------
    Large Cap Growth Portfolio Class 1..........................    0.26%      0.05%      0.06%      0.01%     (0.05)%
    Large Cap Growth Portfolio Class 2..........................   0.19#       0.04       0.06       0.01      (0.05)
    Large Cap Growth Portfolio Class 3..........................      --         --      0.10#       0.06      (0.03)
    Large Cap Composite Portfolio Class 1.......................    0.59       0.46       0.44       0.42        0.17
    Large Cap Composite Portfolio Class 2.......................   0.62#       0.43       0.49       0.41        0.17
    Large Cap Composite Portfolio Class 3.......................      --         --      0.68#       0.43        0.16

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                   DIVIDENDS      DIVIDENDS
                        NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET
                          VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED
PERIOD                  BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON          TOTAL
ENDED                   OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
                                              Large Cap Value Portfolio Class 1
03/31/01                 $10.41        $0.12           $ 1.05          $ 1.17        $(0.12)       $(0.77)         $(0.89)
03/31/02                  10.69         0.10             0.15            0.25         (0.06)        (0.28)          (0.34)
03/31/03                  10.60         0.11            (2.84)          (2.73)        (0.03)        (0.04)          (0.07)
03/31/04                   7.80         0.12             2.92            3.04         (0.09)           --           (0.09)
03/31/05                  10.75         0.14             0.86            1.00         (0.09)           --           (0.09)

                                              Large Cap Value Portfolio Class 2
10/16/00-
03/31/01+                 10.86         0.04             0.67            0.71         (0.11)        (0.77)          (0.88)
03/31/02                  10.69         0.08             0.15            0.23         (0.04)        (0.28)          (0.32)
03/31/03                  10.60         0.09            (2.85)          (2.76)        (0.02)        (0.04)          (0.06)
03/31/04                   7.78         0.10             2.92            3.02         (0.07)           --           (0.07)
03/31/05                  10.73         0.12             0.86            0.98         (0.07)           --           (0.07)

                                              Large Cap Value Portfolio Class 3
11/11/02-
03/31/03+                  8.27         0.03            (0.46)          (0.43)        (0.02)        (0.04)          (0.06)
03/31/04                   7.78         0.08             2.93            3.01         (0.07)           --           (0.07)
03/31/05                  10.72         0.11             0.86            0.97         (0.06)           --           (0.06)

                                              Mid Cap Growth Portfolio Class 1
03/31/01                  17.95        (0.10)           (5.35)          (5.45)           --         (3.16)          (3.16)
03/31/02                   9.34        (0.07)            0.80            0.73            --            --              --
03/31/03                  10.07        (0.06)           (2.33)          (2.39)           --            --              --
03/31/04                   7.68        (0.07)            4.03            3.96            --            --              --
03/31/05                  11.64        (0.07)            0.64            0.57            --            --              --

                                              Mid Cap Growth Portfolio Class 2
10/16/00-
03/31/01+                 15.69        (0.04)           (3.16)          (3.20)           --         (3.16)          (3.16)
03/31/02                   9.33        (0.08)            0.80            0.72            --            --              --
03/31/03                  10.05        (0.07)           (2.33)          (2.40)           --            --              --
03/31/04                   7.65        (0.09)            4.02            3.93            --            --              --
03/31/05                  11.58        (0.09)            0.63            0.54            --            --              --

                                              Mid Cap Growth Portfolio Class 3
11/11/02-
03/31/03+                  7.76        (0.03)           (0.08)          (0.11)           --            --              --
03/31/04                   7.65        (0.10)            4.01            3.91            --            --              --
03/31/05                  11.56        (0.09)            0.62            0.53            --            --              --

                                                                           RATIO OF
                        NET                      NET                          NET
                       ASSET                   ASSETS      RATIO OF       INVESTMENT
                       VALUE                   END OF     EXPENSES TO      INCOME TO
PERIOD                 END OF      TOTAL       PERIOD       AVERAGE       AVERAGE NET    PORTFOLIO
ENDED                  PERIOD     RETURN**     (000'S)   NET ASSETS(2)     ASSETS(2)     TURNOVER
--------------------  ----------------------------------------------------------------------------
                                           Large Cap Value Portfolio Class 1
03/31/01              $ 10.69       11.14%     $17,942       1.10%(1)         1.08%(1)       49%
03/31/02                10.60        2.43       17,457       1.10             0.90           30
03/31/03                 7.80      (25.86)      10,653       1.10             1.19           32
03/31/04                10.75       39.01       13,865       1.10             1.20           29
03/31/05                11.66        9.30       14,815       0.96             1.26           32
                                           Large Cap Value Portfolio Class 2
10/16/00-
03/31/01+               10.69        6.51        8,396       1.25#(1)         0.84#(1)       49
03/31/02                10.60        2.28       51,550       1.25             0.72           30
03/31/03                 7.78      (26.09)      51,942       1.25             1.07           32
03/31/04                10.73       38.93       92,112       1.25             1.04           29
03/31/05                11.64        9.18      109,563       1.11             1.11           32
                                           Large Cap Value Portfolio Class 3
11/11/02-
03/31/03+                7.78       (5.27)         140       1.28             1.14#          32
03/31/04                10.72       38.76        5,528       1.35             0.87           29
03/31/05                11.63        9.08       32,460       1.20             1.03           32
                                            Mid Cap Growth Portfolio Class 1
03/31/01                 9.34      (34.29)      18,897      1.15@            (0.72)@         68
03/31/02                10.07        7.82       18,380       1.15            (0.72)          70
03/31/03                 7.68      (23.73)      10,649       1.15            (0.71)         117
03/31/04                11.64       51.56       15,233       1.15            (0.74)          97
03/31/05                12.12        4.90       15,484       1.13            (0.63)          81
                                            Mid Cap Growth Portfolio Class 2
10/16/00-
03/31/01+                9.33      (24.91)       7,499     1.30#@            (0.68)#@        68
03/31/02                10.05        7.72       33,843       1.30            (0.86)          70
03/31/03                 7.65      (23.88)      32,110       1.30            (0.86)         117
03/31/04                11.58       51.37       69,968       1.30            (0.89)          97
03/31/05                12.12        4.66       77,433       1.28            (0.78)          81
                                            Mid Cap Growth Portfolio Class 3
11/11/02-
03/31/03+                7.65       (1.42)         139      1.40#            (0.98)#        117
03/31/04                11.56       51.11        5,917       1.40            (1.07)          97
03/31/05                12.09        4.58       24,891       1.37            (0.85)          81

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.

 # Annualized

  + Inception date of class

(1) The ratios reflect an expense cap of 1.10% and 1.25% for Class 1 and Class 2, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.

 @ The ratios reflect an expense cap of 1.15% and 1.30% for Class 1 and Class 2, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.

(2) Net of the following reimbursements (recoupments)(based on average net assets):

                                                              03/31/01   03/31/02   03/31/03   03/31/04   03/31/05
                                                              --------   --------   --------   --------   --------
    Large Cap Value Portfolio Class 1.......................    0.54%      0.10%     (0.02)%    (0.03)%    (0.00)%
    Large Cap Value Portfolio Class 2.......................   0.39#       0.06      (0.02)     (0.03)     (0.00)
    Large Cap Value Portfolio Class 3.......................      --         --       0.09#      0.01      (0.00)
    Mid Cap Growth Portfolio Class 1........................    0.33       0.15       0.12       0.03      (0.08)
    Mid Cap Growth Portfolio Class 2........................    0.32#      0.12       0.13       0.03      (0.08)
    Mid Cap Growth Portfolio Class 3........................      --         --       0.19#      0.06      (0.08)

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                     DIVIDENDS     DIVIDENDS
              NET ASSET      NET        NET REALIZED                  DECLARED     FROM NET
                VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM    FROM NET     REALIZED
PERIOD        BEGINNING     INCOME     GAIN(LOSS) ON    INVESTMENT   INVESTMENT     GAIN ON         TOTAL
ENDED         OF PERIOD    (LOSS)*      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                                              Mid Cap Value Portfolio Class 1
03/31/01       $10.52       $ 0.13         $ 2.49         $ 2.62       $(0.11)      $(0.88)        $(0.99)
03/31/02        12.15         0.10           1.93           2.03        (0.09)       (0.68)         (0.77)
03/31/03        13.41         0.11          (2.73)         (2.62)       (0.02)       (0.16)         (0.18)
03/31/04        10.61         0.10           4.80           4.90        (0.10)       (0.01)         (0.11)
03/31/05        15.40         0.12           2.59           2.71        (0.07)       (0.30)         (0.37)

                                              Mid Cap Value Portfolio Class 2
10/16/00-
03/31/01+       11.76         0.06           1.32           1.38        (0.11)       (0.88)         (0.99)
03/31/02        12.15         0.09           1.92           2.01        (0.08)       (0.68)         (0.76)
03/31/03        13.40         0.10          (2.73)         (2.63)       (0.02)       (0.16)         (0.18)
03/31/04        10.59         0.08           4.79           4.87        (0.08)       (0.01)         (0.09)
03/31/05        15.37         0.10           2.58           2.68        (0.05)       (0.30)         (0.35)

                                              Mid Cap Value Portfolio Class 3
11/11/02-
03/31/03+       11.07         0.04          (0.34)         (0.30)       (0.02)       (0.16)         (0.18)
03/31/04        10.59         0.05           4.80           4.85        (0.08)       (0.01)         (0.09)
03/31/05        15.35         0.09           2.56           2.65        (0.03)       (0.30)         (0.33)

                                                Small Cap Portfolio Class 1
03/31/01        14.08        (0.02)         (3.91)         (3.93)          --        (2.12)         (2.12)
03/31/02         8.03        (0.02)          0.35           0.33           --           --             --
03/31/03         8.36        (0.03)         (2.32)         (2.35)          --           --             --
03/31/04         6.01        (0.04)          2.96           2.92           --           --             --
03/31/05         8.93        (0.04)          0.14           0.10           --           --             --

                                                Small Cap Portfolio Class 2
10/16/00-
03/31/01+       12.39           --          (2.25)         (2.25)          --        (2.12)         (2.12)
03/31/02         8.02        (0.04)          0.36           0.32           --           --             --
03/31/03         8.34        (0.03)         (2.32)         (2.35)          --           --             --
03/31/04         5.99        (0.05)          2.95           2.90           --           --             --
03/31/05         8.89        (0.05)          0.13           0.08           --           --             --

                                                Small Cap Portfolio Class 3
11/11/02-
03/31/03+        6.19        (0.01)         (0.19)         (0.20)          --           --             --
03/31/04         5.99        (0.05)          2.93           2.88           --           --             --
03/31/05         8.87        (0.05)          0.12           0.07           --           --             --

                                                                    RATIO OF
              NET                    NET                               NET
             ASSET                 ASSETS      RATIO OF            INVESTMENT
             VALUE                 END OF     EXPENSES TO           INCOME TO
PERIOD      END OF     TOTAL       PERIOD       AVERAGE              AVERAGE       PORTFOLIO
ENDED       PERIOD    RETURN**     (000'S)   NET ASSETS(1)        NET ASSETS(1)    TURNOVER
----------  --------------------------------------------------------------------------------
                              Mid Cap Value Portfolio Class 1
03/31/01    $ 12.15     25.38%     $21,103      1.15%                  1.10%           62%
03/31/02      13.41     17.38       16,222       1.15                  0.82            59
03/31/03      10.61    (19.61)      10,584       1.15                  0.95            61
03/31/04      15.40     46.29       14,034       1.15                  0.69            50
03/31/05      17.74     17.69       15,887       1.03                  0.77            42

                              Mid Cap Value Portfolio Class 2
10/16/00-
03/31/01+     12.15     12.13        7,358      1.30#                  0.99#           62
03/31/02      13.40     17.13       46,746       1.30                  0.69            59
03/31/03      10.59    (19.73)      46,557       1.30                  0.83            61
03/31/04      15.37     46.09       85,682       1.30                  0.53            50
03/31/05      17.70     17.52      118,416       1.18                  0.63            42

                              Mid Cap Value Portfolio Class 3
11/11/02-
03/31/03+     10.59     (2.84)         138      1.40#                  0.97#           61
03/31/04      15.35     45.86        5,435       1.40                  0.37            50
03/31/05      17.67     17.37       30,602       1.26                  0.58            42

                                Small Cap Portfolio Class 1
03/31/01       8.03    (30.20)      14,611       1.15                 (0.16)          138
03/31/02       8.36      4.11       13,864       1.15                 (0.25)          101
03/31/03       6.01    (28.11)       8,061       1.15                 (0.37)           91
03/31/04       8.93     48.59       11,129       1.15                 (0.52)          134
03/31/05       9.03      1.12        9,664       1.15                 (0.48)          134

                                Small Cap Portfolio Class 2
10/16/00-
03/31/01+      8.02    (20.76)       4,578      1.30#                 (0.08)#         138
03/31/02       8.34      3.99       29,363       1.30                 (0.45)          101
03/31/03       5.99    (28.18)      28,013       1.30                 (0.52)           91
03/31/04       8.89     48.41       62,201       1.30                 (0.67)          134
03/31/05       8.97      0.90       66,999       1.30                 (0.62)          134

                                Small Cap Portfolio Class 3
11/11/02-
03/31/03+      5.99     (3.23)         120      1.40#                 (0.58)#          91
03/31/04       8.87     48.08        5,609       1.40                 (0.72)          134
03/31/05       8.94      0.79       25,076       1.40                 (0.66)          134

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.

 # Annualized

  + Inception date of class

(1) Net of the following reimbursements (recoupments)(based on average net assets):

                                                                  03/31/01   03/31/02   03/31/03   03/31/04   03/31/05
                                                                  --------   --------   --------   --------   --------
    Mid Cap Value Portfolio Class 1.............................    0.49%      0.16%     (0.01)%    (0.00)%    (0.02)%
    Mid Cap Value Portfolio Class 2.............................    0.34#      0.12      (0.01)     (0.01)     (0.02)
    Mid Cap Value Portfolio Class 3.............................      --         --      (0.01)#     0.03      (0.01)
    Small Cap Portfolio Class 1.................................    0.52       0.30       0.17       0.06      (0.08)
    Small Cap Portfolio Class 2.................................    0.54#      0.26       0.18       0.06      (0.08)
    Small Cap Portfolio Class 3.................................      --         --       0.25#      0.08      (0.08)

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                  DIVIDENDS      DIVIDENDS
                        NET ASSET       NET         NET REALIZED                   DECLARED      FROM NET
                          VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM    FROM NET      REALIZED
PERIOD                  BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT   INVESTMENT      GAIN ON          TOTAL
ENDED                   OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS     INCOME      INVESTMENTS    DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
                                                       International Equity Portfolio Class 1

03/31/01                 $13.20        $0.02           $(4.44)         $(4.42)      $   --        $(0.47)         $(0.47)
03/31/02                   8.31         0.03            (0.93)          (0.90)          --         (0.05)          (0.05)
03/31/03                   7.36         0.03            (2.24)          (2.21)       (0.03)           --           (0.03)
03/31/04                   5.12         0.04             2.66            2.70        (0.07)           --           (0.07)
03/31/05                   7.75         0.04             0.83            0.87        (0.10)           --           (0.10)

                                                       International Equity Portfolio Class 2

10/16/00-
03/31/01+                 10.77         0.02            (2.02)          (2.00)          --         (0.47)          (0.47)
03/31/02                   8.30         0.01            (0.91)          (0.90)          --         (0.05)          (0.05)
03/31/03                   7.35         0.02            (2.24)          (2.22)       (0.01)           --           (0.01)
03/31/04                   5.12         0.03             2.65            2.68        (0.06)           --           (0.06)
03/31/05                   7.74         0.03             0.83            0.86        (0.09)           --           (0.09)

                                                       International Equity Portfolio Class 3

11/11/02-
03/31/03+                  5.69           --            (0.56)          (0.56)       (0.01)           --           (0.01)
03/31/04                   5.12         0.04             2.63            2.67        (0.06)           --           (0.06)
03/31/05                   7.73         0.02             0.83            0.85        (0.08)           --           (0.08)

                                                     Diversified Fixed Income Portfolio Class 1

03/31/01                   9.63         0.57             0.24            0.81        (0.57)           --           (0.57)
03/31/02                   9.87         0.44            (0.26)           0.18        (0.29)           --           (0.29)
03/31/03                   9.76         0.36             0.63            0.99        (0.05)           --           (0.05)
03/31/04                  10.70         0.35             0.19            0.54        (0.27)           --           (0.27)
03/31/05                  10.97         0.39            (0.36)           0.03        (0.33)        (0.01)          (0.34)

                                                     Diversified Fixed Income Portfolio Class 2

10/16/00-
03/31/01+                  9.99         0.24             0.21            0.45        (0.57)           --           (0.57)
03/31/02                   9.87         0.40            (0.24)           0.16        (0.28)           --           (0.28)
03/31/03                   9.75         0.32             0.65            0.97        (0.04)           --           (0.04)
03/31/04                  10.68         0.33             0.19            0.52        (0.25)           --           (0.25)
03/31/05                  10.95         0.37            (0.35)           0.02        (0.32)        (0.01)          (0.33)

                                                     Diversified Fixed Income Portfolio Class 3

11/11/02-
03/31/03+                 10.49         0.09             0.13            0.22        (0.04)           --           (0.04)
03/31/04                  10.67         0.29             0.22            0.51        (0.25)           --           (0.25)
03/31/05                  10.93         0.34            (0.34)             --        (0.30)        (0.01)          (0.31)

                                                                                 RATIO OF
                        NET                        NET                              NET
                       ASSET                      ASSETS        RATIO OF        INVESTMENT
                       VALUE                      END OF      EXPENSES TO        INCOME TO
PERIOD                 END OF      TOTAL          PERIOD        AVERAGE           AVERAGE       PORTFOLIO
ENDED                  PERIOD     RETURN**       (000'S)     NET ASSETS(1)     NET ASSETS(1)    TURNOVER
--------------------  -----------------------------------------------------------------------------------
                                            International Equity Portfolio Class 1
03/31/01              $  8.31      (34.10)%      $ 12,802         1.30%            0.18%            26%
03/31/02                 7.36      (10.84)          9,076         1.30             0.45             72
03/31/03                 5.12      (30.12)          5,273         1.30             0.53             53
03/31/04                 7.75       52.92           7,794         1.30             0.64             50
03/31/05                 8.52       11.28           8,650         1.30             0.57             84
                                            International Equity Portfolio Class 2
10/16/00-
03/31/01+                8.30      (19.33)          5,223        1.45#             0.36#            26
03/31/02                 7.35      (10.86)         18,895         1.45             0.12             72
03/31/03                 5.12      (30.17)         22,167         1.45             0.31             53
03/31/04                 7.74       52.53          58,220         1.45             0.45             50
03/31/05                 8.51       11.16          85,852         1.45             0.41             84
                                            International Equity Portfolio Class 3
11/11/02-
03/31/03+                5.12       (9.79)            144        1.55#             0.15#            53
03/31/04                 7.73       52.29           4,277         1.55             0.66             50
03/31/05                 8.50       11.07          27,288         1.55             0.28             84
                                          Diversified Fixed Income Portfolio Class 1
03/31/01                 9.87        8.66          16,428        1.00@             5.81@            27
03/31/02                 9.76        1.82          14,972         1.00             4.50             44
03/31/03                10.70       10.14          17,731         1.00             3.47             60
03/31/04                10.97        5.11          13,922         0.90             3.15            106
03/31/05                10.66        0.22          11,137         0.84             3.57             82
                                          Diversified Fixed Income Portfolio Class 2
10/16/00-
03/31/01+                9.87        4.71           6,655       1.15#@             5.84#@           27
03/31/02                 9.75        1.57          48,365         1.15             4.10             44
03/31/03                10.68       10.00         135,818         1.15             3.25             60
03/31/04                10.95        4.97         138,125         1.05             3.01            106
03/31/05                10.64        0.07         122,693         0.99             3.42             82
                                          Diversified Fixed Income Portfolio Class 3
11/11/02-
03/31/03+               10.67        2.15             978        1.25#             2.68#            60
03/31/04                10.93        4.84           9,120         1.15             2.99            106
03/31/05                10.62       (0.03)         32,192         1.09             3.31             82

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.

 # Annualized

  + Inception date of class


 @ The ratios reflect an expense cap of 1.00% and 1.15% for Class 1 and Class 2, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.


(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/01   03/31/02   03/31/03   03/31/04   03/31/05
                                                                  --------   --------   --------   --------   --------
    International Equity Portfolio Class 1......................    1.01%      0.82%      0.46%      0.31%     (0.00)%
    International Equity Portfolio Class 2......................   1.01#       0.75       0.46       0.30      (0.00)
    International Equity Portfolio Class 3......................      --         --      0.49#       0.30      (0.00)
    Diversified Fixed Income Portfolio Class 1..................    0.61       0.17       0.01      (0.03)        --
    Diversified Fixed Income Portfolio Class 2..................   0.51#       0.10         --      (0.02)        --
    Diversified Fixed Income Portfolio Class 3..................      --         --      0.14#      (0.01)        --

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                   DIVIDENDS      DIVIDENDS
                        NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET
                          VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED
PERIOD                  BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON          TOTAL
ENDED                   OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
                                          Strategic Fixed Income Portfolio Class 3
02/14/05-03/31/05@       $10.00        $0.04           $(0.38)         $(0.34)       $   --        $   --          $   --

                                              Cash Management Portfolio Class 1
03/31/01                  10.24         0.56             0.02            0.58         (0.11)           --           (0.11)
03/31/02                  10.71         0.24             0.01            0.25         (0.07)           --           (0.07)
03/31/03                  10.89         0.10               --            0.10         (0.15)           --           (0.15)
03/31/04                  10.84         0.04               --            0.04         (0.09)           --           (0.09)
03/31/05                  10.79         0.11             0.00            0.11         (0.04)           --           (0.04)

                                              Cash Management Portfolio Class 2
10/16/00-03/31/01+        10.56         0.18             0.07            0.25         (0.11)           --           (0.11)
03/31/02                  10.70         0.21             0.03            0.24         (0.05)           --           (0.05)
03/31/03                  10.89         0.07               --            0.07         (0.14)           --           (0.14)
03/31/04                  10.82         0.02               --            0.02         (0.07)           --           (0.07)
03/31/05                  10.77         0.09             0.00            0.09         (0.02)           --           (0.02)

                                              Cash Management Portfolio Class 3
11/11/02-03/31/03+        10.95         0.01               --            0.01         (0.14)           --           (0.14)
03/31/04                  10.82         0.01               --            0.01         (0.07)           --           (0.07)
03/31/05                  10.76         0.09            (0.01)           0.08         (0.01)           --           (0.01)

                                               Focus Growth Portfolio Class 1
07/05/00-03/31/01+        10.00           --            (2.81)          (2.81)           --            --              --
03/31/02                   7.19        (0.04)           (0.09)          (0.13)           --            --              --
03/31/03                   7.06        (0.03)           (1.54)          (1.57)           --            --              --
03/31/04                   5.49        (0.05)            2.48            2.43            --            --              --
03/31/05                   7.92         0.00            (0.32)          (0.32)           --            --              --

                                               Focus Growth Portfolio Class 2
10/16/00-03/31/01+         8.93           --            (1.74)          (1.74)           --            --              --
03/31/02                   7.19        (0.06)           (0.08)          (0.14)           --            --              --
03/31/03                   7.05        (0.03)           (1.55)          (1.58)           --            --              --
03/31/04                   5.47        (0.06)            2.47            2.41            --            --              --
03/31/05                   7.88        (0.01)           (0.32)          (0.33)           --            --              --

                                               Focus Growth Portfolio Class 3
11//11/02-03/31/03+        5.70        (0.01)           (0.22)          (0.23)           --            --              --
03/31/04                   5.47        (0.05)            2.45            2.40            --            --              --
03/31/05                   7.87        (0.00)           (0.34)          (0.34)           --            --              --

                                                                           RATIO OF
                        NET                      NET                          NET
                       ASSET                   ASSETS      RATIO OF       INVESTMENT
                       VALUE                   END OF     EXPENSES TO      INCOME TO
PERIOD                 END OF      TOTAL       PERIOD       AVERAGE       AVERAGE NET    PORTFOLIO
ENDED                  PERIOD     RETURN**     (000'S)   NET ASSETS(1)     ASSETS(1)     TURNOVER
--------------------  ----------------------------------------------------------------------------
                                        Strategic Fixed Income Portfolio Class 3
02/14/05-03/31/05@    $  9.66       (3.40)%    $17,193     1.55%#             3.59%#          5%
                                           Cash Management Portfolio Class 1
03/31/01                10.71        5.73        4,897       0.85             5.45           --
03/31/02                10.89        2.32        8,283       0.85             2.24           --
03/31/03                10.84        0.89        6,297       0.85             0.86           --
03/31/04                10.79        0.37        7,384       0.80             0.33           --
03/31/05                10.86        0.99        4,637       0.71             0.95           --
                                           Cash Management Portfolio Class 2
10/16/00-03/31/01+      10.70        2.40       10,424      1.00#             4.52#          --
03/31/02                10.89        2.27       34,724       1.00             1.91           --
03/31/03                10.82        0.66       56,597       1.00             0.67           --
03/31/04                10.77        0.22       54,276       0.95             0.18           --
03/31/05                10.84        0.84       47,494       0.86             0.82           --
                                           Cash Management Portfolio Class 3
11/11/02-03/31/03+      10.82        0.11          348      1.10#             0.25#          --
03/31/04                10.76        0.09        6,224       1.05             0.06           --
03/31/05                10.83        0.74       12,284       0.97             0.82           --
                                             Focus Growth Portfolio Class 1
07/05/00-03/31/01+       7.19      (28.10)      18,787    1.30#++            (0.01)#++      195
03/31/02                 7.06       (1.81)       8,039       1.30            (0.61)         189
03/31/03                 5.49      (22.24)       5,535       1.30            (0.44)         143
03/31/04                 7.92       44.26        8,170       1.30            (0.66)          90
03/31/05                 7.60       (4.04)       6,504       1.30             0.03          200
                                             Focus Growth Portfolio Class 2
10/16/00-03/31/01+       7.19      (19.48)      10,972    1.45#++             0.06#++       195
03/31/02                 7.05       (1.95)      33,720       1.45            (0.78)         189
03/31/03                 5.47      (22.41)      33,763       1.45            (0.59)         143
03/31/04                 7.88       44.06       68,443       1.45            (0.81)          90
03/31/05                 7.55       (4.19)      67,731       1.45            (0.10)         200
                                             Focus Growth Portfolio Class 3
11//11/02-03/31/03+      5.47       (4.04)          99      1.55#            (0.66)#        143
03/31/04                 7.87       43.88        6,775       1.55            (0.75)          90
03/31/05                 7.53       (4.32)      21,909       1.55            (0.07)         200

------------------------------

 * Calculated based upon average shares outstanding

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.

 # Annualized

@ Commencement of Operations

 + Inception date of class

 ++ The ratios reflect an expense cap of 1.30% and 1.45% for the Focus Growth
    Class 1 and Focus Growth Class 2, respectively, which are net of custody credits of (0.02%) and (0.02%), respectively, or waiver/reimbursements if applicable.

(1)Net of the following reimbursements (recoupments) (based on average net assets):

                                                              03/31/01   03/31/02   03/31/03   03/31/04   03/31/05
                                                              --------   --------   --------   --------   --------
    Strategic Fixed Income Portfolio Class 3................      --%        --%        --%        --%      1.41%
    Cash Management Portfolio Class 1.......................    1.98         --     (0.01)     (0.03)         --
    Cash Management Portfolio Class 2.......................    0.80#        --     (0.02)     (0.03)         --
    Cash Management Portfolio Class 3.......................      --         --       0.03#    (0.01)         --
    Focus Growth Portfolio Class 1..........................    0.58       0.22       0.18       0.05     (0.09)
    Focus Growth Portfolio Class 2..........................    0.45       0.21       0.19       0.05     (0.09)
    Focus Growth Portfolio Class 3..........................      --         --       0.26#      0.08     (0.09)

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                     DIVIDENDS     DIVIDENDS
              NET ASSET      NET        NET REALIZED                  DECLARED     FROM NET
                VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM    FROM NET     REALIZED
  PERIOD      BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT   INVESTMENT     GAIN ON         TOTAL
  ENDED       OF PERIOD    (LOSS)*      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                                              Focus TechNet Portfolio Class 2
12/29/00-
03/31/01+      $10.00       $(0.01)        $(4.27)        $(4.28)      $   --       $   --         $   --
03/31/02         5.72        (0.09)         (1.22)         (1.31)          --           --             --
03/31/03         4.41        (0.04)         (1.53)         (1.57)          --           --             --
03/31/04         2.84        (0.07)          2.30           2.23           --           --             --
03/31/05         5.07        (0.06)          0.01          (0.05)          --           --             --
                                              Focus TechNet Portfolio Class 3
11/11/02-
03/31/03+        2.85        (0.02)          0.01          (0.01)          --           --             --
03/31/04         2.84        (0.07)          2.30           2.23           --           --             --
03/31/05         5.07        (0.06)          0.00          (0.06)          --           --             --
                                         Focus Growth and Income Portfolio Class 2
12/29/00-
03/31/01+       10.00         0.01          (1.58)         (1.57)          --           --             --
03/31/02         8.43        (0.03)         (0.08)         (0.11)          --           --             --
03/31/03         8.32        (0.03)         (1.51)         (1.54)          --           --             --
03/31/04         6.78        (0.03)          2.53           2.50           --           --             --
03/31/05         9.28         0.02           0.03           0.05           --           --             --
                                         Focus Growth and Income Portfolio Class 3
11/11/02-
03/31/03         6.96        (0.01)         (0.17)         (0.18)          --           --             --
03/31/04         6.78        (0.03)          2.52           2.49           --           --             --
03/31/05         9.27         0.01           0.02           0.03           --           --             --
                                               Focus Value Portfolio Class 2
10/01/01-
03/31/02+       10.00        (0.01)          1.80           1.79           --        (0.11)         (0.11)
03/31/03        11.68         0.07          (2.63)         (2.56)       (0.10)(1)    (0.25)         (0.35)
03/31/04         8.77         0.15           4.19           4.34           --           --             --
03/31/05        13.11         0.05           1.45           1.50        (0.09)       (0.69)         (0.78)
                                               Focus Value Portfolio Class 3
11/11/02-
03/31/03+        9.12           --             --             --        (0.10)(1)    (0.25)         (0.35)
03/31/04         8.77         0.09           4.23           4.32           --           --             --
03/31/05        13.09         0.03           1.46           1.49        (0.08)       (0.69)         (0.77)

                                                                        RATIO
              NET                       NET                            OF NET
             ASSET                    ASSETS      RATIO OF           INVESTMENT
             VALUE                    END OF    EXPENSES TO           INCOME TO
  PERIOD    END OF       TOTAL        PERIOD    AVERAGE NET            AVERAGE       PORTFOLIO
  ENDED     PERIOD     RETURN**       (000'S)    ASSETS(2)          NET ASSETS(2)    TURNOVER
----------  ----------------------------------------------------------------------------------
                                     Focus TechNet Portfolio Class 2
12/29/00-
03/31/01+   $ 5.72      (42.80)%      $ 5.860   1.65%#++                (0.51)%#++      160%
03/31/02      4.41      (22.90)        12,522      1.65@                (1.22)@         357
03/31/03      2.84      (35.60)        11,585       1.65                (1.46)          253
03/31/04      5.07       78.52         31,718       1.65                (1.55)          183
03/31/05      5.02       (0.99)        27,909       1.65                (1.16)          155
                                     Focus TechNet Portfolio Class 3
11/11/02-
03/31/03+     2.84       (0.35)           100       1.68#               (1.52)#         253
03/31/04      5.07       78.52          3,830       1.75                (1.70)          183
03/31/05      5.01       (1.18)        11,321       1.75                (1.15)          155
                                Focus Growth and Income Portfolio Class 2
12/29/00-
03/31/01+     8.43      (15.70)         6,435       1.45#++              0.28#++         71
03/31/02      8.32       (1.25)        21,393      1.45@                (0.37)@         187
03/31/03      6.78      (18.51)        19,142       1.45                (0.37)          180
03/31/04      9.28       36.87         49,277       1.45                (0.35)           84
03/31/05      9.33        0.54         49,049       1.45                 0.18            77
                                Focus Growth and Income Portfolio Class 3
11/11/02-
03/31/03      6.78       (2.59)           105       1.55#               (0.44)#         180
03/31/04      9.27       36.73          6,855       1.55                (0.35)           84
03/31/05      9.30        0.32         22,063       1.55                 0.16            77
                                      Focus Value Portfolio Class 2
10/01/01-
03/31/02+    11.68       17.90         19,589       1.45#@              (0.27)#@         81
03/31/03      8.77      (22.00)        19,105       1.45                 0.71           190
03/31/04     13.11       49.49         49,022       1.45                 1.34           165
03/31/05     13.83       11.66         67,250       1.45                 0.36           130
                                      Focus Value Portfolio Class 3
11/11/02-
03/31/03+     8.77       (0.12)           115       1.55#               (0.12)#         190
03/31/04     13.09       49.26          4,494       1.55                 0.87           165
03/31/05     13.81       11.58         21,657       1.55                 0.25           130

----------------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.

 # Annualized

  + Inception date of class.

  ++ The ratios reflect an expense cap of 1.65% and 1.45% for the Focus TechNet Class 2, and Focus Growth and Income Class 2, respectively, which are net of custody credits of (0.21%), and (0.20%), respectively, or waivers/reimbursements if applicable.

 @ The ratios reflect an expense cap of 1.65%, 1.45% and 1.45% for the Focus TechNet Class 2, Focus Growth and Income Class 2, and Focus Value Class 2, respectively which are net of custody credits of 0.01%.

(1) Includes a tax return of capital of $0.03 per share.

(2) Net of the following reimbursements (recoupments)(based on average net assets):

                                                                  03/31/01#   03/31/02   03/31/03   03/31/04   03/31/05
                                                                  ---------   --------   --------   --------   --------
    Focus TechNet Portfolio Class 2.............................    2.16%       1.32%      1.71%      0.52%      0.17%
    Focus TechNet Portfolio Class 3.............................      --          --      1.74#       0.52       0.19
    Focus Growth and Income Portfolio Class 2...................    2.90        1.02       0.68       0.25      (0.01)
    Focus Growth and Income Portfolio Class 3...................      --          --      0.79#       0.27      (0.01)
    Focus Value Portfolio Class 2...............................      --       1.09#       0.73       0.25      (0.02)
    Focus Value Portfolio Class 3...............................      --          --      0.76#       0.27      (0.02)

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                     DIVIDENDS     DIVIDENDS
              NET ASSET      NET        NET REALIZED                  DECLARED     FROM NET
                VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM    FROM NET     REALIZED
  PERIOD      BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT   INVESTMENT     GAIN ON         TOTAL
  ENDED       OF PERIOD    (LOSS)*      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                                            Allocation Growth Portfolio Class 3
02/14/05-
03/31/05@      $10.00       $(0.00)        $(0.15)        $(0.15)      $   --       $   --         $   --
                                       Allocation Moderate Growth Portfolio Class 3
02/14/05-
03/31/05@       10.00        (0.00)         (0.17)         (0.17)          --           --             --
                                           Allocation Moderate Portfolio Class 3
02/14/05-
03/31/05@       10.00        (0.00)         (0.15)         (0.15)          --           --             --
                                           Allocation Balanced Portfolio Class 3
02/14/05-
03/31/05@       10.00        (0.00)         (0.14)         (0.14)          --           --             --

                                                                      RATIO OF
              NET                       NET                              NET
             ASSET                    ASSETS      RATIO OF           INVESTMENT
             VALUE                    END OF    EXPENSES TO           INCOME TO
  PERIOD    END OF       TOTAL        PERIOD    AVERAGE NET            AVERAGE       PORTFOLIO
  ENDED     PERIOD     RETURN**       (000'S)    ASSETS(1)          NET ASSETS(1)    TURNOVER
----------  ----------------------------------------------------------------------------------
                                   Allocation Growth Portfolio Class 3
02/14/05-
03/31/05@   $  9.85      (1.50)%      $5,308      0.35%#                (0.35)%#         1%
                               Allocation Moderate Growth Portfolio Class 3
02/14/05-
03/31/05@      9.83      (1.70)        3,314       0.35#                (0.35)#          5
                                  Allocation Moderate Portfolio Class 3
02/14/05-
03/31/05@      9.85      (1.50)        3,388       0.35#                (0.35)#          0
                                  Allocation Balanced Portfolio Class 3
02/14/05-
03/31/05@      9.86      (1.40)        3,958       0.35#                (0.35)#          0

----------------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does not include expense reimbursements and reductions.

 @ Commencement of Operations

 # Annualized

(1) Net of the following reimbursements (recoupments)(based on average net assets):

                                                                  03/31/05#
                                                                  ---------
    Allocation Growth Portfolio Class 3.........................    4.37%
    Allocation Moderate Growth Portfolio Class 3................    5.58
    Allocation Moderate Portfolio Class 3.......................    5.32
    Allocation Balanced Portfolio Class 3.......................    5.45

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

     The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     You may obtain copies of these documents or ask questions about the Portfolios by contacting:

           AIG SunAmerica Assurance Insurance Company
           Annuity Service Center
           P.O. Box 54299
           Los Angeles, California 90054-0299
           1-800-445-7862

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
File No. 811-07725

Seasons Series Trust

--------------------------------------------------------------------------------
                                   PROSPECTUS
                                 July 29, 2005
--------------------------------------------------------------------------------

                                 [SEASONS LOGO]
                              SEASONS SERIES TRUST
                                (CLASS 1 SHARES)

-   MULTI-MANAGED GROWTH PORTFOLIO
-   MULTI-MANAGED MODERATE GROWTH PORTFOLIO
-   MULTI-MANAGED INCOME/EQUITY PORTFOLIO
-   MULTI-MANAGED INCOME PORTFOLIO
-   ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
-   STOCK PORTFOLIO

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS......................................................      3
           Q&A........................................................      3

EXPENSE SUMMARY.......................................................     13

MORE INFORMATION ABOUT THE PORTFOLIOS.................................     15
           Investment Strategies......................................     15
           Additional Information about the Seasons Portfolios........     15

GLOSSARY..............................................................     18
           Investment Terminology.....................................     18
           About the Indices..........................................     20
           Risk Terminology...........................................     20

MANAGEMENT............................................................     23
           Investment Adviser and Manager.............................     23
           Information about the Subadvisers..........................     24
           Portfolio Management.......................................     25
           Custodian, Transfer and Dividend Paying Agent..............     29
           Legal Proceedings..........................................     29

ACCOUNT INFORMATION...................................................     31
           Transaction Policies.......................................     31
           Dividend Policies and Taxes................................     32
           Frequent Purchases and Redemptions of Shares...............     32
           Portfolio Holdings.........................................     33

FINANCIAL HIGHLIGHTS..................................................     34

FOR MORE INFORMATION..................................................     36

Seasons Series Trust

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Seasons Series Trust (the "Trust") and to provide you with information about the Trust's 24 separate investment series, six of which are included in this Prospectus ("Portfolios"), and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begin on page 15, and the glossary that follows on page 18.

Individuals cannot invest in the Portfolios directly. Instead, they participate through a variable annuity contract or variable life policy (collectively, the "Variable Contracts") offered by life insurance companies (the "Life Insurance Companies") affiliated with AIG SunAmerica Asset Management Corp., the investment adviser and manager ("SunAmerica"). The term "Manager" as used in this prospectus means either SunAmerica or the other registered investment advisers that serve as investment subadvisers ("Subadvisers") to the Trust, as the case may be.

SIX OF THE PORTFOLIOS, MULTI-MANAGED GROWTH PORTFOLIO, MULTI-MANAGED MODERATE GROWTH PORTFOLIO, MULTI-MANAGED INCOME/EQUITY PORTFOLIO, MULTI-MANAGED INCOME PORTFOLIO, ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO AND STOCK PORTFOLIO, WHICH WE CALL THE "SEASONS PORTFOLIOS" ARE AVAILABLE ONLY THROUGH THE SELECTION OF ONE OF FOUR VARIABLE INVESTMENT "STRATEGIES" DESCRIBED IN THE VARIABLE CONTRACTS PROSPECTUS. YOU SHOULD BE AWARE THAT IF YOU SELECT A "STRATEGY" YOU WILL NOT INVEST DIRECTLY IN ONE OF THE PORTFOLIOS. INSTEAD, EACH STRATEGY INVESTS IN THREE OF THE SIX SEASONS PORTFOLIOS AND THE ALLOCATION OF ASSETS AMONG THE PORTFOLIOS WILL VARY DEPENDING ON THE OBJECTIVE OF THE STRATEGY.

                                     Q&A

Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and principal investment strategy.

     A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

                               SEASONS PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  MULTI-MANAGED GROWTH     long-term growth of       asset allocation through
  PORTFOLIO                capital                   Managed Components
 ----------------------------------------------------------------------------
  MULTI-MANAGED MODERATE   long-term growth of       asset allocation through
  GROWTH PORTFOLIO         capital, with capital     Managed Components
                           preservation as a
                           secondary objective
 ----------------------------------------------------------------------------
  MULTI-MANAGED            conservation of           asset allocation through
  INCOME/EQUITY PORTFOLIO  principal while           Managed Components
                           maintaining some
                           potential for long-term
                           growth of capital
 ----------------------------------------------------------------------------
  MULTI-MANAGED INCOME     capital preservation      asset allocation through
  PORTFOLIO                                          Managed Components
 ----------------------------------------------------------------------------
  ASSET ALLOCATION:        capital appreciation      investment primarily
  DIVERSIFIED GROWTH                                 through a strategic
  PORTFOLIO                                          allocation of
                                                     approximately 80% (with
                                                     a range of 65-95%) of
                                                     its assets in equity
                                                     securities and
                                                     approximately 20% (with
                                                     a range of 5-35%) of its
                                                     assets in fixed income
                                                     securities
 ----------------------------------------------------------------------------
  STOCK PORTFOLIO          long-term capital         under normal
                           appreciation, with a      circumstances, invests
                           secondary objective of    at least 80% of net
                           increasing dividend       assets in common stocks
                           income
 ----------------------------------------------------------------------------

                                                            Seasons Series Trust
MANAGED COMPONENTS -- the four distinct, actively managed investment components in which all of the assets of the Multi-Managed Seasons Portfolios are invested. The percentage each Multi-Managed Seasons Portfolio allocates to a Managed Component differs based upon the Portfolio's investment objective. See "Managed Components" on page 4.


CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.


INCOME is interest payments from bonds or dividends from stocks.


YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.


"NET ASSETS" will take into account any borrowing for investment purposes.

Each of the Seasons MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS ("Multi-Managed Seasons Portfolios") allocates all of its assets among three or four distinct MANAGED COMPONENTS, each managed by a separate Manager and each with its own investment strategy. The three Managers of the Multi-Managed Seasons Portfolios are SunAmerica, Janus Capital Management LLC ("Janus") and Wellington Management Company, LLP ("Wellington Management"). The four Managed Components are AGGRESSIVE GROWTH/SUNAMERICA, GROWTH/JANUS, BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT. The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents. The assets of each Managed Component that comprises a particular Multi-Managed Seasons Portfolio belong to that Portfolio.

Although each Multi-Managed Seasons Portfolio has a distinct investment objective and allocates its assets in varying percentages among the Managed Components in furtherance of that objective, the Managed Component(s) are managed in the same general manner regardless of the objective of the Multi-Managed Seasons Portfolios. However, the equity/debt weightings of the BALANCED/SUNAMERICA component under normal market conditions will vary depending on the objective of the Multi-Managed Seasons Portfolios. The following chart shows the allocation of the assets of each Multi-Managed Seasons Portfolio among the Managed Components.

                               MANAGED COMPONENTS

--------------------------------------------------------------------------------------------------
                                       AGGRESSIVE                               FIXED INCOME
              PORTFOLIO                  GROWTH        GROWTH      BALANCED      COMPONENT/
                                       COMPONENT/    COMPONENT/   COMPONENT/     WELLINGTON
                                       SUNAMERICA      JANUS      SUNAMERICA     MANAGEMENT
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED GROWTH PORTFOLIO            20%           40%          20%            20%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED MODERATE GROWTH
 PORTFOLIO                                 18%           28%          18%            36%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME/EQUITY
 PORTFOLIO                                  0%           18%          28%            54%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME PORTFOLIO             0%            8%          17%            75%
--------------------------------------------------------------------------------------------------

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio. The charts beginning on page 16 also describe various additional risks.

     Management Risks

     Each Seasons Portfolio is subject to the risk that the selection of investments for the Portfolio may not produce the desired result.

     Risks of Investing in Equity Securities

     THE MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, and STOCK PORTFOLIOS invest primarily in equity securities. In addition, the MULTI-MANAGED INCOME/EQUITY PORTFOLIO invests significantly in equity securities.

Seasons Series Trust

     As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as a Portfolio's investments in equity securities increases, which also increases the risk that you may lose money during declines in the stock market. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, and vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant benchmarks or other funds with comparable investment objectives and strategies.

     Risks of Investing in Growth Stocks

     Growth stocks are historically volatile, which will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH and STOCK PORTFOLIOS.

     Risks of Investing in Bonds

     The MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS invest primarily in bonds. In addition, the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH and ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIOS each invests significantly in bonds.

     As with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

     Risks of Investing in Junk Bonds

     All Portfolios may invest to varying degrees in high yield/high risk securities, also known as "junk bonds," which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

     Risks of Investing Internationally

     All Portfolios may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

     Risks of Investing in Emerging Market Countries

     The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. An emerging market country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle and may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. Each Portfolio may invest in issuers in emerging market countries. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade.

                                                            Seasons Series Trust

     Risks of Investing in Smaller Companies

     All Portfolios may invest in equity securities of smaller companies. Stocks of smaller companies and to a lesser extent, mid-cap companies, may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH and ASSET ALLOCATION: DIVERSIFIED GROWTH SMALL CAP PORTFOLIOS.

     Risks of Investing in "Non-Diversified" Portfolios

     All Portfolios except for the ASSET ALLOCATION: DIVERSIFIED GROWTH and STOCK PORTFOLIOS are "non-diversified," which means that each can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

     Additional Principal Risks

     Finally, shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE SEASONS PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and by comparing each Portfolio's average annual returns with those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

Seasons Series Trust

--------------------------------------------------------------------------------

                         MULTI-MANAGED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 1)
                                                              ----------

1998........................................................     31.45%

1999........................................................     55.76%

2000........................................................    -10.38%

2001........................................................    -20.01%

2002........................................................    -18.52%

2003........................................................     22.88%

2004........................................................     10.46%



During the period shown in the bar chart, the highest return for a quarter was 31.19% (quarter ended 12/31/99) and the lowest return for a quarter was -16.31% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 2.39%.

--------------------------------------------------------------------------------


             AVERAGE ANNUAL TOTAL RETURNS                    PAST        PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR    FIVE YEAR        INCEPTION(5)
-----------------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio Class 1                     10.46%       -4.54%             8.97%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                      10.88%       -2.30%             7.94%
-----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1             4.34%        7.71%             7.24%
-----------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3) Class 1                           18.33%        6.61%            10.16%
-----------------------------------------------------------------------------------------------------
 Blended Benchmark Index(4) Class 1                         10.47%        2.70%             8.65%
-----------------------------------------------------------------------------------------------------


(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Blended Benchmark Index consists of 51% S&P 500(R), 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000(R) Index, and 2% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.

(5) Inception date for Class 1 shares is April 15, 1997.


                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                    MULTI-MANAGED MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 1)
                                                              ----------

1998........................................................     25.07%

1999........................................................     41.32%

2000........................................................     -5.39%

2001........................................................    -14.40%

2002........................................................    -13.21%

2003........................................................     18.91%

2004........................................................      8.17%



During the period shown in the bar chart, the highest return for a quarter was 24.57% (quarter ended 12/31/99) and the lowest return for a quarter was -12.03% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 2.24%.

--------------------------------------------------------------------------------


             AVERAGE ANNUAL TOTAL RETURNS                    PAST        PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR    FIVE YEAR        INCEPTION(5)
-----------------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio Class 1             8.17%       -2.00%             8.51%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                      10.88%       -2.30%             7.94%
-----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1             4.34%        7.71%             7.24%
-----------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3) Class 1                           18.33%        6.61%            10.16%
-----------------------------------------------------------------------------------------------------
 Blended Benchmark Index(4) Class 1                          9.34%        4.10%             8.56%
-----------------------------------------------------------------------------------------------------


(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Blended Benchmark Index consists of 37.9% S&P 500(R), 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000 Index, and 1.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.

(5) Inception date for Class 1 shares is April 15, 1997.


Seasons Series Trust

--------------------------------------------------------------------------------

                     MULTI-MANAGED INCOME/EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)


                                                              (CLASS 1)
                                                              ----------

1998........................................................    19.13%

1999........................................................    17.31%

2000........................................................      1.2%

2001........................................................    -4.81%

2002........................................................    -4.75%

2003........................................................    12.34%

2004........................................................     7.38%



During the period shown in the bar chart, the highest return for a quarter was 10.80% (quarter ended 12/31/99) and the lowest return for a quarter was -5.32% (quarter ended 03/31/01). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 2.23%.

--------------------------------------------------------------------------------


             AVERAGE ANNUAL TOTAL RETURNS                    PAST        PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR    FIVE YEAR        INCEPTION(4)
-----------------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio Class 1               7.38%       2.05%              7.65%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                      10.88%      -2.30%              7.94%
-----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1             4.34%       7.71%              7.24%
-----------------------------------------------------------------------------------------------------
 Blended Benchmark Index(3) Class 1                          6.47%       4.49%              7.76%
-----------------------------------------------------------------------------------------------------


(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Blended Benchmark Index consists of 33.4% S&P 500(R), 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.

(4) Inception date for Class 1 shares is April 15, 1997.


                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                         MULTI-MANAGED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    13.58%

1999........................................................     6.99%

2000........................................................     5.71%

2001........................................................     0.66%

2002........................................................     1.59%

2003........................................................     9.09%

2004........................................................     5.39%

During the period shown in the bar chart, the highest return for a quarter was 5.32% (quarter ended 6/30/03) and the lowest return for a quarter was -2.64% (quarter ended 06/30/04). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 2.39%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST        PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR    FIVE YEAR        INCEPTION(4)
-----------------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio Class 1                      5.39%       4.44%             7.10%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                      10.88%      -2.30%             7.94%
-----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1             4.34%       7.71%             7.24%
-----------------------------------------------------------------------------------------------------
 Blended Benchmark Index(3) Class 1                          5.44%       6.06%             7.55%
-----------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Blended Benchmark Index consists of 17.35% S&P 500(R), 80.95% Lehman Brothers U.S. Aggregate Index, and 1.70% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Inception date for Class 1 shares is April 15, 1997.

Seasons Series Trust

--------------------------------------------------------------------------------

                 ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------

1998........................................................    13.43%

1999........................................................    18.79%

2000........................................................     -4.9%

2001........................................................   -10.97%

2002........................................................   -16.56%

2003........................................................    21.33%

2004........................................................     9.35%

During the period shown in the bar chart, the highest return for a quarter was 15.54% (quarter ended 12/31/98) and the lowest return for a quarter was -15.03% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 0.00%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST        PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR    FIVE YEAR        INCEPTION(5)
-----------------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth Portfolio Class 1      9.35%      -1.29%             4.65%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                      10.88%      -2.30%             7.94%
-----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1             4.34%       7.71%             7.24%
-----------------------------------------------------------------------------------------------------
 MSCI EAFE Index(3) Class 1                                 20.25%      -1.13%             5.25%
-----------------------------------------------------------------------------------------------------
 Blended Benchmark Index(4) Class 1                         11.41%       0.16%             7.05%
-----------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market capitalization weighted composite of securities in 19 developed markets. During 1997 the MSCI EAFE Index performance was only available on a monthly basis.
(4) The Blended Benchmark Index consists of 60% S&P 500(R), 20% Lehman Brothers U.S. Aggregate Index, and 20% MSCI EAFE Index. The Blended Benchmark Index data given is based on information available as of April 30, 1997.
(5) Inception date for Class 1 shares is April 15, 1997.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                                STOCK PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    27.24%

1999........................................................    21.51%

2000........................................................    -0.56%

2001........................................................    -9.91%

2002........................................................   -23.11%

2003........................................................    30.90%

2004........................................................     9.77%

During the period shown in the bar chart, the highest return for a quarter was 22.80% (quarter ended 12/31/98) and the lowest return for a quarter was -15.32% (quarter ended 6/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -1.18%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST        PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR    FIVE YEAR        INCEPTION(2)
-----------------------------------------------------------------------------------------------------
 Stock Portfolio Class 1                                     9.77%       -0.20%             9.21%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                      10.88%       -2.30%             7.94%
-----------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) Inception date for Class 1 shares is April 15, 1997. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 10, 2002.

Seasons Series Trust

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                                EXPENSE SUMMARY
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The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                 MULTI-MANAGED    MULTI-MANAGED    MULTI-MANAGED
                                                    GROWTH       MODERATE GROWTH   INCOME/EQUITY
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                 -------------   ---------------   -------------
                                                    CLASS 1          CLASS 1          CLASS 1
                                                 -------------   ---------------   -------------
Management Fees                                      0.89%            0.85%            0.81%
Distribution/Service (12b-1) Fees                    0.00%            0.00%            0.00%
Other Expenses                                       0.15%            0.10%            0.10%
Total Annual Portfolio Operating Expenses            1.04%            0.95%            0.91%

                                                MULTI-MANAGED   ASSET ALLOCATION:
                                                   INCOME       DIVERSIFIED GROWTH       STOCK
                                                  PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                -------------   ------------------     ---------
                                                   CLASS 1           CLASS 1            CLASS 1
                                                -------------   ------------------      -------
Management Fees                                     0.77%              0.85%             0.85%
Distribution/Service (12b-1) Fees                   0.00%              0.00%             0.00%
Other Expenses                                      0.13%              0.09%             0.08%
Total Annual Portfolio Operating Expenses           0.90%              0.94%             0.93%

                                                            Seasons Series Trust

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
Multi-Managed Growth Portfolio*
  Class 1 Shares...........................................   $106    $  331    $  574     $1,271
Multi-Managed Moderate Growth Portfolio*
  Class 1 Shares...........................................   $ 97    $  303    $  526     $1,166
Multi-Managed Income/Equity Portfolio*
  Class 1 Shares...........................................   $ 93    $  290    $  504     $1,120
Multi-Managed Income Portfolio*
  Class 1 Shares...........................................   $ 92    $  287    $  498     $1,108
Asset Allocation: Diversified Growth Portfolio*
  Class 1 Shares...........................................   $ 96    $  300    $  520     $1,155
Stock Portfolio*
  Class 1 Shares...........................................   $ 95    $  296    $  515     $1,143

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the investment adviser, Sun America. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

The following are your costs after these fee waivers and/or expense reimbursements:

                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
Multi-Managed Growth Portfolio
  Class 1 Shares....................................   $106     $331      $574      $1,271
Multi-Managed Moderate Growth Portfolio
  Class 1 Shares....................................   $ 97     $303      $526      $1,166
Multi-Managed Income/Equity Portfolio
  Class 1 Shares....................................   $ 93     $290      $504      $1,120
Multi-Managed Income Portfolio
  Class 1 Shares....................................   $ 92     $287      $498      $1,108
Asset Allocation: Diversified Growth Portfolio(1)
  Class 1 Shares....................................   $ 96     $300      $520      $1,155
Stock Portfolio
  Class 1 Shares....................................   $ 95     $296      $515      $1,143

(1) The amount of the voluntary fee waiver/or expense reimbursement by the Adviser was less than 0.01%.

Seasons Series Trust

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                     MORE INFORMATION ABOUT THE PORTFOLIOS
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INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's and Managed Component's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. You should consider your ability to assume the risks involved before investing in a Portfolio or Managed Component through the various Variable Contracts.

The Variable Contracts offer four variable investment "Strategies." You should be aware that if you select a Strategy you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

ADDITIONAL INFORMATION ABOUT THE SEASONS PORTFOLIOS

Four of the Seasons Portfolios are Multi-Managed Seasons Portfolios, which means that they pursue their investment goals by allocating their assets among three or four Managed Components, as previously indicated in the chart on page 4. If you invest in one of the Multi-Managed Seasons Portfolios, it is important for you to understand how the information in the charts provided below applies specifically to your investment. To summarize the allocation strategy, because the MULTI-MANAGED GROWTH and MULTI-MANAGED MODERATE GROWTH PORTFOLIOS seek long-term growth of capital, each therefore allocates a relatively larger percentage of its assets to the AGGRESSIVE GROWTH/SUNAMERICA and GROWTH/JANUS components than do the other two Multi-Managed Seasons Portfolios. In contrast, the MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS focus on preservation of principal or capital and therefore allocate a relatively larger percentage of their assets to the BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT components. The MULTI-MANAGED INCOME/EQUITY and the MULTI-MANAGED INCOME PORTFOLIOS do not allocate any percentage of their assets to the AGGRESSIVE GROWTH/SUNAMERICA component.

You should carefully review the investment objectives and policies of each Multi-Managed Seasons Portfolios to understand how each Managed Component applies to an investment in any of the Multi-Managed Season Portfolios. For example, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO, you should be aware that this Portfolio distributes its assets among the GROWTH/JANUS component, the BALANCED/SUNAMERICA component and the FIXED INCOME/WELLINGTON MANAGEMENT component in a ratio of 8%/17%/75%. Also, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO you should be aware that this Portfolio invests three quarters of its assets in the FIXED INCOME/WELLINGTON MANAGEMENT component. So, when reviewing the charts provided below, please keep in mind how the investment strategies and risks of each of the Managed Components applies to your investment.

                                                            Seasons Series Trust

                               Managed Components

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                                                                                                         FIXED INCOME
                             AGGRESSIVE GROWTH             GROWTH                  BALANCED               COMPONENT/
                                COMPONENT/               COMPONENT/               COMPONENT/              WELLINGTON
                                SUNAMERICA                  JANUS                 SUNAMERICA              MANAGEMENT
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 What are the              - Equity securities,     - Equity securities      - Equity securities:    - U.S. and foreign
 Portfolio's/ Managed        including those of       selected for their       -large-cap stocks       fixed income
 Component's principal       lesser known or high     growth potential:        -mid-cap stocks         securities of
 investments?                growth companies or      -large-cap stocks      - Investment grade        varying maturities
                             industries, such as      -mid-cap stocks          fixed income            and risk/return
                             technology,              -small-cap stocks        securities              characteristics (at
                             telecommunications,                             - 70%/30% neutral         least 80%
                             media, healthcare,                                equity/debt             investment grade
                             energy and consumer                               weighting for           securities and at
                             cyclicals:                                        Multi-Managed           least 80% U.S.
                           - small-cap stocks                                  Growth and Moderate     dollar denominated
                                                                               Growth Portfolios       securities)
                                                                               (actual weighting     - U.S. government
                                                                               may differ)             securities
                                                                             - 50%/50% neutral       - Asset-backed and
                                                                               equity/debt             mortgage-backed
                                                                               weighting for           securities
                                                                               Multi-Managed         - When-issued and
                                                                               Income/Equity and       delayed-delivery
                                                                               Income Portfolios       securities
                                                                               (actual weighting
                                                                               may differ)
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 What other types of       - Mid-cap stocks         - Junk bonds (up to      - Small-cap stocks      - Junk bonds (up to
 investments may the       - Large- cap stocks        35%)                     (up to 20%)             20%)
 Portfolio/Managed         - Short-term             - Short-term             - Short-term            - Short-term
 Component significantly     investments              investments              investments             investments (up to
 invest in?                  (up to 25%)              (up to 25%)              (up to 25%)             20%)
                           - Options                                         - Foreign securities    - Foreign securities (up to
                                                                               (up to 25%)             20% denominated in
                                                                             - ADRs/EDRs/GDRs          foreign currencies;
                                                                             - Emerging markets        up to 100%
                                                                             - PFICs                   denominated in U.S.
                                                                             - Junk bonds (up to       dollars)
                                                                               15%)
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 What other types of       - Investment grade       - Investment grade       - U.S. government       - Currency
 investments may the         fixed income             fixed income             securities              transactions
 Portfolio/Managed           securities - U.S.        securities             - Asset-backed and      - Currency baskets
 Component use as part       government securities  - U.S. government          mortgage- backed      - PFICs
 of efficient portfolio    - Asset-backed and         securities               securities            - Options and futures
 management or to            mortgage-backed        - Asset-backed and       - Options and futures   - Special situations
 enhance return?             securities               mortgage-backed        - Special situations    - Securities lending
                           - Foreign securities       securities             - Currency              - Forward foreign
                           - ADRs/EDRs/GDRs         - Foreign securities       transactions            currency exchange
                           - Passive Foreign        - ADRs/EDRs/GDRs         - Currency baskets        contracts - U.S.
                             Investment Companies   - Currency               - Securities lending      Treasury inflation
                             (PFICs)                  transactions                                     protection securities
                           - Options and futures    - Currency baskets                               - Roll transactions
                           - Special situations     - Emerging markets                               - Total return swaps
                           - Securities lending     - Options and futures                              (up to 10%)
                                                    - Special situations                             - Short sales
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 What risks normally       - Active trading         - Active trading         - Credit quality        - Active trading
 affect the                - Derivatives            - Credit quality         - Derivatives           - Credit quality
 Portfolio/Managed         - Emerging markets       - Derivatives            - Emerging markets      - Currency volatility
 Component?                - Foreign exposure       - Emerging markets       - Foreign exposure      - Derivatives
                           - Growth stocks          - Foreign exposure       - Hedging               - Emerging markets
                           - Hedging                - Growth stocks          - Interest rate         - Foreign exposure
                           - Market volatility      - Hedging                  fluctuations          - Hedging
                           - Non-diversified        - Junk bonds             - Market volatility     - Interest rate
                             status                 - Market volatility      - Non-diversified         fluctuations
                           - Prepayment             - Non-diversified          status                - Junk bonds
                           - Securities selection     status                 - Prepayment            - Market volatility
                           - Small and medium       - Prepayment             - Securities            - Non-diversified
                             sized companies        - Securities selection     selection               status
                                                    - Small and medium       - Small and medium      - Prepayment
                                                      sized companies          sized companies       - Securities
                                                                                                       selection
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Seasons Series Trust

                               SEASONS PORTFOLIOS

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                                          ASSET ALLOCATION:
                                     DIVERSIFIED GROWTH PORTFOLIO                      STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's/     - Strategic allocation of approximately     - Common stocks (at least 80% of net
 Managed Component's             80% (with a range of 65-95%) of total       assets)
 principal investments?          assets to equity securities:
                                 -large-cap stocks
                                 -mid-cap stocks
                                 -small-cap stocks
                               - Strategic allocation of approximately
                                 20% (with a range of 5-35%) of assets to
                                 fixed income securities
                               - Foreign securities (up to 60%)
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Junk bonds (up to 20%)                    - Short-term investments (up to 20%)
 investments may the           - Short-term investments (up to 20%)        - Foreign securities (up to 30%)
 Portfolio/Managed Component                                               - ADRs/EDRs/GDRs
 significantly invest in?
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed income             - Mid-cap stocks
 investments may the             securities                                - Investment grade fixed income
 Portfolio/Managed Component   - U.S. government securities                  securities
 use as part of efficient      - Asset-backed and mortgage-backed          - U.S. government securities
 portfolio management or to      securities                                - Asset-backed and mortgage-backed
 enhance return?               - Currency transactions                       securities
                               - Currency baskets                          - Currency transactions
                               - Emerging markets                          - Currency baskets
                               - PFICs                                     - Emerging markets
                               - Options and futures                       - PFICs
                               - Special situations - Securities lending   - REITs
                               - Hybrid instruments (up to 10%)            - Options and futures
                                                                           - Special situations
                                                                           - Convertible securities and warrants
                                                                           - Exchange Traded Funds (ETFs)
                                                                           - Hybrid instruments (up to 10%)
                                                                           - Securities lending
--------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading                            - Active trading
 the Portfolio/Managed         - Credit quality                            - Derivatives
 Component?                    - Derivatives                               - Emerging markets
                               - Emerging markets                          - Foreign exposure
                               - Foreign exposure                          - Growth stocks
                               - Growth stocks                             - Hedging
                               - Hedging                                   - Market volatility
                               - Interest rate fluctuations                - Securities selection
                               - Junk bonds                                - Small and medium sized companies
                               - Market volatility
                               - Prepayment
                               - Securities selection
                               - Small and medium sized companies
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                                                            Seasons Series Trust

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                                    GLOSSARY
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INVESTMENT TERMINOLOGY

A CURRENCY BASKET consists of specified amounts of currencies of certain foreign countries.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to generate income. For example, a Portfolio may enter into foreign forward currency exchange contracts to gain exposure to a country or region.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

EXCHANGE TRADED FUNDS (ETFS) are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risk of owning an ETF reflects the risk of owning the underlying security they are designed to track. Lack of liquidity in an ETF results in it being more volatile.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Manager).

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

Seasons Series Trust

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICS), American Depositary Receipts
(ADRS) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS). Certain companies based outside the United States may not be considered foreign securities if their operations are linked primarily to the United States. In general, the Manager may not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be foreign securities. An EMERGING MARKET country is generally one with a low or middle income economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Manager.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date the contract is entered into). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts (SPDRs) and ISHARESSM) and STRUCTURED SECURITIES and other ETFS, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, currencies or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security, or other asset or currency, at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may sell covered call and put options and purchase put and call options on any securities in which the Portfolios may invest or on any securities index consisting of securities in which it may invest. A Portfolio may also, to the extent consistent with its investment policies, purchase and sell put and call options on foreign currencies.

REITS (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities with the commitment to purchase substantially similar (same type, coupon, maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions, the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that the price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

                                                            Seasons Series Trust

TOTAL RETURN SWAPS are contracts under which one party agrees to make payments of the total return from the underlying asset during the specified period.

U.S. TREASURY INFLATION PROTECTION SECURITIES are issued by the United States Department of Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers. The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed upon price on a specified future date. At the time of delivery of the security, the value may be more or less than the purchase price.

A SPECIAL SITUATION arises when, in the opinion of the Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

ABOUT THE INDICES

     - LEHMAN BROTHERS U.S. AGGREGATE INDEX combines several Lehman Brothers fixed-income indices to give a broad view of the performance of the U.S. fixed income market.

     - MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX is a market capitalization weighted composite of securities in 19 developed markets.

     - RUSSELL 2000(R) INDEX is an unmanaged index of common stock prices that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.

     - S&P 500(R) INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is also an unmanaged market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

Certain Portfolios invest in either the growth or value "subset" of an index. These subsets are created by splitting an index according to "book-to-price" ratio (that is, the difference between an issuer's "book value" and its market capitalization). The value subset of an index contains securities of issuers with lower book-to-price ratios, while a growth subset contains those of issuers with higher book-to-price ratios.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each fiscal year in the past five years or since inception.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

Seasons Series Trust

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market may reward growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may

                                                            Seasons Series Trust
decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SHORT SALE RISKS: Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

Seasons Series Trust

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                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND MANAGER

AIG SUNAMERICA ASSET MANAGEMENT CORP. SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the Subadvisers for the Portfolios, manages the investments for certain Portfolios or portions of Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.

SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $41 billion as of March 31, 2005. SunAmerica is an indirect wholly-owned subsidiary of American International Group, Inc. SunAmerica is engaged in providing investment advice and management services to the Trust, other mutual funds and pension funds. In addition to serving as adviser to the Trust, SunAmerica serves as adviser, manager and/or administrator for AIG Series Trust, Anchor Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Focused Alpha Growth Fund, Inc., SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

In addition to serving as the investment adviser and manager to the Trust and each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages the AGGRESSIVE GROWTH/SUNAMERICA and BALANCED/SUNAMERICA components of the Multi-Managed Seasons Portfolios.

For the fiscal year ended March 31, 2005 each Seasons Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Multi-Managed Growth Portfolio.......................            0.89%
Multi-Managed Moderate Growth Portfolio..............            0.85%
Multi-Managed Income/Equity Portfolio................            0.81%
Multi-Managed Income Portfolio.......................            0.77%
Asset Allocation: Diversified Growth Portfolio.......            0.85%
Stock Portfolio......................................            0.85%

SunAmerica compensates the Subadvisers out of the fees that it receives from the Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica ("unaffiliated Subadvisers") approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadviser agreement. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers fees. These fees do not increase Portfolio expenses.

                                                            Seasons Series Trust

INFORMATION ABOUT THE SUBADVISERS

JANUS CAPITAL MANAGEMENT LLC. Janus is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, Colorado 80206. Janus serves as investment adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 31, 2005, Janus' parent company, Janus Capital Group Inc., had approximately $132.2 billion in assets under management.

PUTNAM INVESTMENT MANAGEMENT, L.L.C. Putnam is a Delaware limited liability company with principal offices at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2005, Putnam had approximately $199.3 billion in assets under management.

T. ROWE PRICE ASSOCIATES, INC. T. Rowe Price is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2005, T. Rowe Price had approximately $235.9 billion in assets under management.

WELLINGTON MANAGEMENT COMPANY, LLP. Wellington Management is a Massachusetts limited liability partnership. The principal offices of Wellington Management are located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of March 31, 2005, Wellington had approximately $470 billion in assets under management.

Seasons Series Trust

PORTFOLIO MANAGEMENT

The management of each Portfolio and Managed Component is summarized in the following tables.

                               SEASONS PORTFOLIOS

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio                 - Janus
                                                  (through Growth/Janus component)
                                                - SunAmerica
                                                  (through Aggressive Growth/SunAmerica
                                                  component and Balanced/SunAmerica
                                                  component)
                                                - Wellington Management
                                                  (through Fixed Income/Wellington
                                                  Management component)
--------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio        - Janus
                                                  (through Growth/Janus component)
                                                - SunAmerica
                                                  (through Aggressive Growth/SunAmerica
                                                  component and Balanced/SunAmerica
                                                  component)
                                                - Wellington Management
                                                  (through Fixed Income/Wellington
                                                  Management component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio          - Janus
                                                  (through Growth/Janus component)
                                                - SunAmerica
                                                  (through Balanced/SunAmerica component)
                                                - Wellington Management
                                                  (through Fixed Income/Wellington
                                                  Management component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio                 - Janus
                                                  (through Growth/Janus component)
                                                - SunAmerica
                                                  (through Balanced/SunAmerica component)
                                                - Wellington Management
                                                  (through Fixed Income/Wellington
                                                  Management component)
--------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth           - Putnam
 Portfolio
--------------------------------------------------------------------------------------------
 Stock Portfolio                                - T. Rowe Price
--------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

The investment manager(s) and/or management team(s) that have joint and primary responsibility for the day-to-day management of the Portfolios are set forth below in the following table. Unless otherwise noted, a management team's members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Aggressive Growth/       SunAmerica     - Brian P. Clifford            Mr. Clifford joined
 SunAmerica component                      Vice President and           SunAmerica in March 1998 as
 (Multi-Managed                            Portfolio Manager            a portfolio manager and was
 Seasons Portfolios)                                                    named Vice President in
                                                                        October 1999. From 1995
                                                                        until he joined SunAmerica,
                                                                        Mr. Clifford was a
                                                                        portfolio manager with
                                                                        Morgan Stanley Dean Witter.
---------------------------------------------------------------------------------------------------
 Balanced/ SunAmerica     SunAmerica     - Francis D. Gannon            Mr. Gannon has been a
 component (Multi-                         Senior Vice President and    portfolio manager with the
 Managed Seasons                           Portfolio Manager (Domestic  firm since 1996. He joined
 Portfolios)                               Equity Investment Team)      SunAmerica as an equity
                                                                        analyst in 1993.
                                         - Greg A. Braun                Mr. Braun joined AIG Global
                                           Managing Director            Investment Group (AIGGIG)
                                                                        with the acquisition of
                                                                        American General Investment
                                                                        Management (AGIM) in 2001.
                                                                        Mr. Braun is responsible
                                                                        for the co-management of
                                                                        high yield mutual funds and
                                                                        CBOs. He was previously
                                                                        group head for cyclical
                                                                        industry research and
                                                                        responsible for research in
                                                                        industrial credits such as
                                                                        home construction,
                                                                        packaging, and paper. Prior
                                                                        to joining AGIM in 1996, he
                                                                        worked at Principal Mutual
                                                                        Life Insurance Company in
                                                                        its private placements
                                                                        department with three years
                                                                        in Principal Mutual's
                                                                        workout group and three
                                                                        years in its industrial
                                                                        group's private placement
                                                                        originations. Prior to
                                                                        Principal Mutual,
---------------------------------------------------------------------------------------------------

Seasons Series Trust

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                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Balanced/ SunAmerica     SunAmerica                                    Mr. Braun worked for three
 component (Multi-                                                      years at Pacific Investment
 Managed Seasons                                                        Management Company. Mr.
 Portfolios) (continued)                                                Braun received a BA in
                                                                        Business Administration
                                                                        from California State
                                                                        University, Fullerton, and
                                                                        an MBA from Indiana
                                                                        University. He is also a
                                                                        CFA charter holder.
                                         - Thomas Reeg                  Mr. Reeg joined AIGGIG in
                                           Managing Director            2002 and is responsible for
                                                                        co-management of CBOs and
                                                                        mutual fund portfolios. He
                                                                        also coordinates research
                                                                        in the gaming and electric
                                                                        sectors. Prior to joining
                                                                        AIGGIG, Mr. Reeg was a
                                                                        senior research analyst
                                                                        covering
                                                                        telecommunications, casino,
                                                                        lodging and leisure sectors
                                                                        at Bank One Capital
                                                                        Markets. Mr. Reeg's
                                                                        previous experience also
                                                                        includes similar research
                                                                        positions with ABN Amro and
                                                                        Bank of America Securities.
                                                                        He received a BBA in
                                                                        Finance from the University
                                                                        of Notre Dame in 1993. Mr.
                                                                        Reeg is a CFA charter
                                                                        holder.
---------------------------------------------------------------------------------------------------
 Growth/Janus component   Janus          - Scott W. Schoelzel           Mr. Schoelzel has been a
 (Multi-Managed                            Executive Vice President     portfolio manager with
 Seasons Portfolios)                       and Portfolio Manager        Janus since joining the
                                                                        firm in 1994. He has
                                                                        managed the Janus Twenty
                                                                        Fund since August 1997 and
                                                                        the Janus Aspen Capital
                                                                        Appreciation Portfolio and
                                                                        the Janus Adviser Capital
                                                                        Appreciation Fund since
                                                                        their inception.
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

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                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Fixed Income/            Wellington     - Lucius T. Hill, III          Mr. Hill joined Wellington
 Wellington Management    Management       Senior Vice President and    Management as an investment
 component                                 Portfolio Manager            professional in 1993. Mr.
 (Multi-Managed                                                         Hill has served as the
 Seasons Portfolios)                                                    Portfolio Manager for the
                                                                        Portfolios since 1999.
                                         - Campe Goodman, CFA Vice      Mr. Goodman joined
                                           President and Portfolio      Wellington Management as an
                                           Manager                      investment professional in
                                                                        2000. Mr. Goodman has
                                                                        served as the Portfolio
                                                                        Manager for the Portfolios
                                                                        since 2004. Prior to
                                                                        joining Wellington
                                                                        Management, Mr. Goodman
                                                                        spent four years at the
                                                                        Massachusetts Institute of
                                                                        Technology studying
                                                                        macroeconomics and finance
                                                                        in a doctoral program in
                                                                        economics.
                                         - Richard T. Crawford, II,     Mr. Crawford joined
                                           CFA                          Wellington Management as an
                                           Vice President               investment professional in
                                                                        1994. Mr. Crawford has been
                                                                        involved in portfolio
                                                                        Management and securities
                                                                        analysis for the high yield
                                                                        portion of the Portfolios
                                                                        since 1997.
                                         - Michael F. Garrett           Mr. Garrett joined
                                           Vice President               Wellington Management as an
                                                                        investment professional in
                                                                        1999. Mr. Garrett has been
                                                                        involved in portfolio
                                                                        management and securities
                                                                        analysis for the mortgage
                                                                        portion of the Portfolios
                                                                        since 1999.
                                         - Scott I. St. John            Mr. St. John joined
                                           Vice President               Wellington Management as an
                                                                        investment professional in
                                                                        2003. Mr. St. John has been
                                                                        involved in portfolio
                                                                        management and securities
                                                                        analysis for the high yield
                                                                        portion of the Portfolios
                                                                        since 2003. Prior to
                                                                        joining Wellington
                                                                        Management, Mr. St. John
                                                                        was a Fixed Income Analyst
                                                                        at State Street Research
                                                                        (2001-2003) and Eaton Vance
                                                                        Management (1995-2001).
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Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Asset Allocation:        Putnam         Global Asset Allocation Team:
 Diversified Growth
 Portfolio
                                         - Jeffrey L. Knight            Mr. Knight is Managing
                                           Team Leader                  Director and Chief
                                                                        Investment Officer of the
                                                                        Global Asset Allocation
                                                                        Team. He joined Putnam in
                                                                        1993 and is a Chartered
                                                                        Financial Analyst with 11
                                                                        years investment
                                                                        experience.
                                         - Robert J. Kea                Mr. Kea is Senior Vice
                                           Team member                  President and Quantitative
                                                                        Analyst in the Global Asset
                                                                        Allocation Team. He joined
                                                                        Putnam in 1989 and is a
                                                                        Chartered Financial Analyst
                                                                        with 15 years of investment
                                                                        experience.
                                         - Robert J. Schoen             Mr. Schoen is Senior Vice
                                           Team member                  President and Quantitative
                                                                        Analyst for the Global
                                                                        Asset Allocation Team. He
                                                                        joined Putnam in 1987 and
                                                                        has 14 years of investment
                                                                        experience.
                                         - Bruce S. MacDonald           Mr. MacDonald is a Senior
                                           Team member                  Vice President and Senior
                                                                        Investment Strategist of
                                                                        The Global Asset Allocation
                                                                        Team. He joined Putnam in
                                                                        1998 and has 11 years of
                                                                        investment experience.
---------------------------------------------------------------------------------------------------
 Stock Portfolio          T. Rowe Price  - Robert W. Smith Investment   Mr. Smith has been managing
                                           Advisory Committee Chairman  investments with T. Rowe
                                           and Vice President           Price since joining the
                                                                        firm in 1992.
---------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

LEGAL PROCEEDINGS

On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against AIG as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint

                                                            Seasons Series Trust
assets claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and ceratin of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Portfolios. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is the indirect parent company and an affiliated person of SunAmerica and AIGGIC, a subadviser to certain of the Portfolios. Neither SunAmerica, AIGGIC or their respective officers and directors nor the Portfolios have been named in the complaint, and the complaint does not seek any penalties against them.

In SunAmerica's view, the matters alleged in the lawsuit are not material in relation to the financial position of SunAmerica or AIGGIC, or to their ability to provide their respective services to the Portfolios. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then SunAmerica and AIGGIC will need to obtain permission from the Securities and Exchange Commission to continue to service the Portfolios. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

Seasons Series Trust

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                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------
Shares of the Portfolios are not offered directly to the public. Instead, shares of the Portfolios are issued and redeemed only in connection with investments in and payments made under Variable Contracts offered by the Life Insurance Companies. The term "Manager" as used in this Prospectus means either SAAMCo or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by "Separate Accounts" of the Life Insurance Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Insurance Companies.

You should also be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract, including information on fees and expenses of the Contract, and the Portfolios available to you in the prospectus that offers the contract, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the Life Insurance Companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets by the number of outstanding shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the market price at the close of such exchanges on the day of valuation. If a security's price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges for foreign equity securities that trade on weekends or other days when the Trust does not price its shares. As a result, the value of such foreign securities may change on days when the Trust is not open for purchase or redemptions.

                                                            Seasons Series Trust

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, the shares are subject to service fees pursuant to a 12b-1 plan.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust accepts the request. If the Trust receives the order before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the Trust receives the order after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio and share class on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios' performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio's expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio's ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities ("junk bonds"), they may be particularly vulnerable to market timing. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio's international portfolio securities trade and the time as of which the Portfolio's net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio's junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of market timing (see "Transaction Policies -- Valuation of Shares").

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board's policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within

Seasons Series Trust
a Portfolio and attempt to prevent it through their own policies and procedures. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity's market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Please review your Variable Contract prospectus for more information regarding the insurance company's market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

PORTFOLIO HOLDINGS

The Trust's policies and procedures with respect to the disclosure of the Portfolios' securities are described in the Statement of Additional Information.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights tables for shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since the commencement of operations). Certain information reflects financial results for a single Class 1 Portfolio share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a share of each Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. The Financial Highlights information set forth below has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's annual report to shareholders, which is available upon request.

                                                                                   DIVIDENDS      DIVIDENDS
                        NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET
                          VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED
PERIOD                  BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON          TOTAL
ENDED                   OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
                                           Multi-Managed Growth Portfolio Class 1
03/31/01                 $21.48        $0.30           $(6.30)         $(6.00)       $(0.06)       $(3.26)         $(3.32)
03/31/02                  12.16         0.16            (1.09)          (0.93)        (0.20)        (0.43)          (0.63)
03/31/03                  10.60         0.12            (1.87)          (1.75)        (0.15)           --           (0.15)
03/31/04                   8.70         0.08             2.34            2.42         (0.10)           --           (0.10)
03/31/05                  11.02         0.09             0.59            0.68         (0.07)           --           (0.07)

                                       Multi-Managed Moderate Growth Portfolio Class 1
03/31/01                  18.60         0.44            (4.25)          (3.81)        (0.10)        (2.48)          (2.58)
03/31/02                  12.21         0.27            (0.90)          (0.63)        (0.25)        (0.29)          (0.54)
03/31/03                  11.04         0.21            (1.45)          (1.24)        (0.21)           --           (0.21)
03/31/04                   9.59         0.15             2.01            2.16         (0.17)           --           (0.17)
03/31/05                  11.58         0.18             0.31            0.49         (0.13)           --           (0.13)

                                                                                    RATIO OF
                        NET                          NET                               NET
                       ASSET                       ASSETS        RATIO OF          INVESTMENT
                       VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD                 END OF       TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED                  PERIOD      RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
--------------------  ---------------------------------------------------------------------------------------
                                              Multi-Managed Growth Portfolio Class 1
03/31/01              $ 12.16       (30.90)%      $ 97,476        1.06%                1.73%           123%
03/31/02                10.60        (7.77)         84,012         1.05                1.35            102
03/31/03                 8.70       (16.57)         51,638         1.09                1.25            106
03/31/04                11.02        27.93          60,247         1.10                0.75             99
03/31/05                11.63         6.13(1)       50,863         1.04                0.83            107
                                          Multi-Managed Moderate Growth Portfolio Class 1
03/31/01                12.21       (22.41)        104,548         1.01                2.72            118
03/31/02                11.04        (5.27)         96,218         0.99                2.28            102
03/31/03                 9.59       (11.26)         63,068         1.00                2.06            108
03/31/04                11.58        22.63          71,142         1.00                1.41            104
03/31/05                11.94         4.21(1)       60,210         0.95                1.54            114

------------------------------

  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.
(1) The Fund's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

-----------------------------------------------------------------------------------------------------------------------------

                                                                                   DIVIDENDS      DIVIDENDS
                        NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET
                          VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED
PERIOD                  BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON          TOTAL
ENDED                   OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------

                                                    Multi-Managed Income/Equity Portfolio Class 1
03/31/01                 $14.29        $0.54           $(1.79)         $(1.25)       $(0.16)       $(0.95)         $(1.11)
03/31/02                  11.93         0.41            (0.54)          (0.13)        (0.34)        (0.35)          (0.69)
03/31/03                  11.11         0.34            (0.62)          (0.28)        (0.29)           --           (0.29)
03/31/04                  10.54         0.28             1.27            1.55         (0.26)           --           (0.26)
03/31/05                  11.83         0.32             0.10            0.42         (0.24)           --           (0.24)

                                                       Multi-Managed Income Portfolio Class 1
03/31/01                  12.19         0.61            (0.53)           0.08         (0.14)        (0.48)          (0.62)
03/31/02                  11.65         0.51            (0.40)           0.11         (0.40)        (0.16)          (0.56)
03/31/03                  11.20         0.45            (0.02)           0.43         (0.35)           --           (0.35)
03/31/04                  11.28         0.37             0.83            1.20         (0.34)           --           (0.34)
03/31/05                  12.14         0.39            (0.16)           0.23         (0.32)           --           (0.32)

--------------------  ----------------------------------------------------------------------------------
                                                                                  RATIO OF
                        NET                          NET                            NET
                       ASSET                       ASSETS        RATIO OF        INVESTMENT
                       VALUE                       END OF       EXPENSES TO      INCOME TO
PERIOD                 END OF       TOTAL          PERIOD         AVERAGE         AVERAGE      PORTFOLIO
ENDED                  PERIOD      RETURN**        (000'S)      NET ASSETS       NET ASSETS    TURNOVER
--------------------  ----------------------------------------------------------------------------------
                                  Multi-Managed Income/Equity Portfolio Class 1
03/31/01              $ 11.93        (9.21)%      $ 72,843        1.04%             4.01%          86%
03/31/02                11.11        (1.15)         68,230         1.00             3.49           62
03/31/03                10.54        (2.47)         51,615         0.98             3.17           85
03/31/04                11.83        14.80          55,067         0.97             2.47          111
03/31/05                12.01         3.52(2)       47,346         0.91             2.68          106
                                     Multi-Managed Income Portfolio Class 1
03/31/01                11.65         0.60          52,683         1.06(1)          5.04(1)        85
03/31/02                11.20         0.88          52,122         1.05(1)          4.40(1)        57
03/31/03                11.28         3.87          43,960         0.96             3.97           94
03/31/04                12.14        10.75          45,334         0.95             3.12          123
03/31/05                12.05         1.85(2)       38,991         0.90             3.26          110

------------------------------

  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                              03/31/01   03/31/02
                                                              --------   --------
    Multi-Managed Income Portfolio Class 1..................    0.03%     (0.04)%

(2) The Fund's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                     DIVIDENDS     DIVIDENDS
              NET ASSET      NET        NET REALIZED                  DECLARED     FROM NET
                VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM    FROM NET     REALIZED
PERIOD        BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT   INVESTMENT     GAIN ON         TOTAL
ENDED         OF PERIOD    (LOSS)*      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                           Asset Allocation: Diversified Growth Portfolio Class 1
03/31/01       $13.95       $ 0.28         $(2.45)        $(2.17)      $(0.07)      $(0.63)        $(0.70)
03/31/02        11.08         0.17          (0.32)         (0.15)       (0.16)       (0.07)         (0.23)
03/31/03        10.70         0.15          (2.28)         (2.13)       (0.12)          --          (0.12)
03/31/04         8.45         0.13           2.33           2.46        (0.13)          --          (0.13)
03/31/05        10.78         0.12           0.53           0.65        (0.13)          --          (0.13)

                                           Stock Portfolio Class 1
03/31/01        19.60         0.01          (4.03)         (4.02)          --        (1.23)         (1.23)
03/31/02        14.35         0.01           0.62           0.63        (0.01)       (0.61)         (0.62)
03/31/03        14.36         0.01          (3.36)         (3.35)          --           --             --
03/31/04        11.01         0.01           3.79           3.80           --           --             --
03/31/05        14.81         0.08           0.45           0.53           --           --             --

                                                                         RATIO
              NET                       NET                             OF NET
             ASSET                     ASSETS      RATIO OF           INVESTMENT
             VALUE                     END OF    EXPENSES TO           INCOME TO
PERIOD      END OF       TOTAL         PERIOD    AVERAGE NET            AVERAGE       PORTFOLIO
ENDED       PERIOD     RETURN**       (000'S)       ASSETS            NET ASSETS      TURNOVER
----------  -----------------------------------------------------------------------------------
                          Asset Allocation: Diversified Growth Portfolio Class 1
03/31/01    $11.08      (16.04)%      $154,240     0.98%@                 2.12%@         193%
03/31/02     10.70       (1.34)        138,550       0.96                 1.53           233
03/31/03      8.45      (19.98)         93,728       0.95                 1.58           143
03/31/04     10.78       29.16(2)      106,695       0.98(1)              1.30(1)        106
03/31/05     11.30        6.00(3)       90,042       0.94(1)              1.06(1)        156
                                          Stock Portfolio Class 1
03/31/01     14.35      (21.62)        128,896       0.95                 0.07            77
03/31/02     14.36        4.36         114,656       0.95                 0.04            59
03/31/03     11.01      (23.33)         75,591       0.95                 0.11            45
03/31/04     14.81       34.56          87,619       0.96                 0.10            42
03/31/05     15.34        3.58          73,967       0.93                 0.51            42

----------------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.

 @ Gross of custody credits of 0.01%

(1) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would been higher by the following:

                                                              03/31/04   03/31/05
                                                              --------   --------
Asset Allocation: Diversified Growth Portfolio Class 1......    0.01%      0.00%

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

     The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     You may obtain copies of these documents or ask questions about the Portfolios by contacting:

           AIG SunAmerica Assurance Insurance Company
           Annuity Service Center
           P.O. Box 54299
           Los Angeles, California 90054-0299
           1-800-445-7862

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
File No. 811-07725

Seasons Series Trust

--------------------------------------------------------------------------------
                                   PROSPECTUS
                                 July 29, 2005
--------------------------------------------------------------------------------

                                 [SEASONS LOGO]
                              SEASONS SERIES TRUST
                                (CLASS 1 SHARES)

-   MULTI-MANAGED GROWTH PORTFOLIO
-   MULTI-MANAGED MODERATE GROWTH PORTFOLIO
-   MULTI-MANAGED INCOME/EQUITY PORTFOLIO
-   MULTI-MANAGED INCOME PORTFOLIO
-   ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
-   STOCK PORTFOLIO
-   LARGE CAP GROWTH PORTFOLIO
-   LARGE CAP COMPOSITE PORTFOLIO
-   LARGE CAP VALUE PORTFOLIO
-   MID CAP GROWTH PORTFOLIO
-   MID CAP VALUE PORTFOLIO
-   SMALL CAP PORTFOLIO
-   INTERNATIONAL EQUITY PORTFOLIO
-   DIVERSIFIED FIXED INCOME PORTFOLIO
-   CASH MANAGEMENT PORTFOLIO
-   FOCUS GROWTH PORTFOLIO

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS......................................................      3
           Q&A........................................................      3

EXPENSE SUMMARY.......................................................     27

MORE INFORMATION ABOUT THE PORTFOLIOS.................................     31
           Investment Strategies......................................     31
           Additional Information about the Seasons Portfolios........     31

GLOSSARY..............................................................     38
           Investment Terminology.....................................     38
           About the Indices..........................................     41
           Risk Terminology...........................................     41

MANAGEMENT............................................................     44
           Investment Adviser and Manager.............................     44
           Information about the Subadvisers..........................     45
           Portfolio Management.......................................     47
           Custodian, Transfer and Dividend Paying Agent..............     63
           Legal Proceedings..........................................     64

ACCOUNT INFORMATION...................................................     65
           Transaction Policies.......................................     65
           Dividend Policies and Taxes................................     66
           Frequent Purchases and Redemptions of Shares...............     66
           Portfolio Holdings.........................................     67

FINANCIAL HIGHLIGHTS..................................................     68

FOR MORE INFORMATION..................................................     72

Seasons Series Trust

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Seasons Series Trust (the "Trust") and to provide you with information about the Trust's 24 separate investment series, sixteen of which are included in this Prospectus ("Portfolios"), and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begin on page 31, and the glossary that follows on page 38.

Individuals cannot invest in the Portfolios directly. Instead, they participate through a variable annuity contract or variable life policy (collectively, the "Variable Contracts") offered by life insurance companies (the "Life Insurance Companies") affiliated with AIG SunAmerica Asset Management Corp., the investment adviser and manager ("SunAmerica"). The term "Manager" as used in this prospectus means either SunAmerica or the other registered investment advisers that serve as investment subadvisers ("Subadvisers") to the Trust, as the case may be.

SIX OF THE PORTFOLIOS, MULTI-MANAGED GROWTH PORTFOLIO, MULTI-MANAGED MODERATE GROWTH PORTFOLIO, MULTI-MANAGED INCOME/EQUITY PORTFOLIO, MULTI-MANAGED INCOME PORTFOLIO, ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO AND STOCK PORTFOLIO, WHICH WE CALL THE "SEASONS PORTFOLIOS" ARE AVAILABLE ONLY THROUGH THE SELECTION OF ONE OF FOUR VARIABLE INVESTMENT "STRATEGIES" DESCRIBED IN THE VARIABLE CONTRACTS PROSPECTUS. YOU SHOULD BE AWARE THAT IF YOU SELECT A "STRATEGY" YOU WILL NOT INVEST DIRECTLY IN ONE OF THE PORTFOLIOS. INSTEAD, EACH STRATEGY INVESTS IN THREE OF THE SIX SEASONS PORTFOLIOS AND THE ALLOCATION OF ASSETS AMONG THE PORTFOLIOS WILL VARY DEPENDING ON THE OBJECTIVE OF THE STRATEGY.

TEN OF THE PORTFOLIOS, WHICH WE WILL CALL THE "SEASONS SELECT PORTFOLIOS," AND THE "SEASONS FOCUSED PORTFOLIOS," ARE AVAILABLE AS VARIABLE INVESTMENT OPTIONS UNDER VARIABLE CONTRACTS OFFERED BY THE LIFE INSURANCE COMPANIES.

                                     Q&A

Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and principal investment strategy.

     A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

                               SEASONS PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  MULTI-MANAGED GROWTH     long-term growth of       asset allocation through
  PORTFOLIO                capital                   Managed Components
 ----------------------------------------------------------------------------
  MULTI-MANAGED MODERATE   long-term growth of       asset allocation through
  GROWTH PORTFOLIO         capital, with capital     Managed Components
                           preservation as a
                           secondary objective
 ----------------------------------------------------------------------------
  MULTI-MANAGED            conservation of           asset allocation through
  INCOME/EQUITY PORTFOLIO  principal while           Managed Components
                           maintaining some
                           potential for long-term
                           growth of capital
 ----------------------------------------------------------------------------
  MULTI-MANAGED INCOME     capital preservation      asset allocation through
  PORTFOLIO                                          Managed Components
 ----------------------------------------------------------------------------
  ASSET ALLOCATION:        capital appreciation      investment primarily
  DIVERSIFIED GROWTH                                 through a strategic
  PORTFOLIO                                          allocation of
                                                     approximately 80% (with
                                                     a range of 65-95%) of
                                                     its assets in equity
                                                     securities and
                                                     approximately 20% (with
                                                     a range of 5-35%) of its
                                                     assets in fixed income
                                                     securities
 ----------------------------------------------------------------------------
  STOCK PORTFOLIO          long-term capital         under normal
                           appreciation, with a      circumstances, invests
                           secondary objective of    at least 80% of net
                           increasing dividend       assets in common stocks
                           income
 ----------------------------------------------------------------------------

                                                            Seasons Series Trust
MANAGED COMPONENTS -- the four distinct, actively managed investment components in which all of the assets of the Multi-Managed Seasons Portfolios are invested. The percentage each Multi-Managed Seasons Portfolio allocates to a Managed Component differs based upon the Portfolio's investment objective. See "Managed Components" on page 4.


CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.


INCOME is interest payments from bonds or dividends from stocks.


YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.


"NET ASSETS" will take into account any borrowing for investment purposes.

Each of the Seasons MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS ("Multi-Managed Seasons Portfolios") allocates all of its assets among three or four distinct MANAGED COMPONENTS, each managed by a separate Manager and each with its own investment strategy. The three Managers of the Multi-Managed Seasons Portfolios are SunAmerica, Janus Capital Management LLC ("Janus") and Wellington Management Company, LLP ("Wellington Management"). The four Managed Components are AGGRESSIVE GROWTH/SUNAMERICA, GROWTH/JANUS, BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT. The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents. The assets of each Managed Component that comprises a particular Multi-Managed Seasons Portfolio belong to that Portfolio.

Although each Multi-Managed Seasons Portfolio has a distinct investment objective and allocates its assets in varying percentages among the Managed Components in furtherance of that objective, the Managed Component(s) are managed in the same general manner regardless of the objective of the Multi-Managed Seasons Portfolios. However, the equity/debt weightings of the BALANCED/SUNAMERICA component under normal market conditions will vary depending on the objective of the Multi-Managed Seasons Portfolios. The following chart shows the allocation of the assets of each Multi-Managed Seasons Portfolio among the Managed Components.

                               MANAGED COMPONENTS

--------------------------------------------------------------------------------------------------
                                       AGGRESSIVE                               FIXED INCOME
              PORTFOLIO                  GROWTH        GROWTH      BALANCED      COMPONENT/
                                       COMPONENT/    COMPONENT/   COMPONENT/     WELLINGTON
                                       SUNAMERICA      JANUS      SUNAMERICA     MANAGEMENT
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED GROWTH PORTFOLIO            20%           40%          20%            20%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED MODERATE GROWTH
 PORTFOLIO                                 18%           28%          18%            36%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME/EQUITY
 PORTFOLIO                                  0%           18%          28%            54%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME PORTFOLIO             0%            8%          17%            75%
--------------------------------------------------------------------------------------------------

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

Seasons Series Trust

A "GROWTH" PHILOSOPHY -- investing in securities believed to offer the potential for long-term growth of capital -- focuses on securities considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.


A "VALUE" PHILOSOPHY -- investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

                                                            Seasons Series Trust

The following chart shows the investment goal and strategy of each of the Seasons Select Portfolios.

                           SEASONS SELECT PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  LARGE CAP GROWTH         long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies selected
                                                     through a growth
                                                     strategy
 ----------------------------------------------------------------------------
  LARGE CAP COMPOSITE      long-term growth of       under normal
  PORTFOLIO                capital and growth of     circumstances, invests
                           dividend income           at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies that offer the
                                                     potential for long-term
                                                     growth of capital or
                                                     dividends
 ----------------------------------------------------------------------------
  LARGE CAP VALUE          long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies selected
                                                     through a value strategy
 ----------------------------------------------------------------------------
  MID CAP GROWTH           long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of
                                                     medium-sized companies
                                                     selected through a
                                                     growth strategy
 ----------------------------------------------------------------------------
  MID CAP VALUE PORTFOLIO  long-term growth of       under normal
                           capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of
                                                     medium-sized companies
                                                     selected through a value
                                                     strategy
 ----------------------------------------------------------------------------
  SMALL CAP PORTFOLIO      long-term growth of       under normal
                           capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of small
                                                     companies
 ----------------------------------------------------------------------------

                           SEASONS SELECT PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  INTERNATIONAL EQUITY     long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of issuers in
                                                     at least three countries
                                                     other than the U.S.
 ----------------------------------------------------------------------------
  DIVERSIFIED FIXED        relatively high current   under normal
  INCOME PORTFOLIO         income and secondarily    circumstances, invests
                           capital appreciation      at least 80% of net
                                                     assets in fixed income
                                                     securities, including
                                                     U.S. and foreign
                                                     government securities,
                                                     mortgage-backed
                                                     securities, investment
                                                     grade debt securities,
                                                     and high yield/high risk
                                                     bonds ("junk bonds")
 ----------------------------------------------------------------------------
  CASH MANAGEMENT          high current yield while  invests in a diversified
  PORTFOLIO                preserving capital        selection of money
                                                     market instruments
 ----------------------------------------------------------------------------

Each Seasons Select Portfolio except the CASH MANAGEMENT PORTFOLIO, is managed by multiple Managers, and we call these Portfolios the "Multi-Managed Seasons Select Portfolios." Each Multi-Managed Seasons Select Portfolio offers you access to at least three different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. To balance the risks of an actively managed portfolio, each Multi-Managed Seasons Select Portfolio includes a passively-managed index component, currently managed by AIG Global Investment Corp. ("AIGGIC") that seeks to track a target index or a subset of an index.

Seasons Series Trust

A "FOCUS" STRATEGY -- one in which a Manager actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Manager of the Focused Portfolio will invest in up to 10 securities, and each of these Portfolios will hold up to a total of 30 securities. Each Manager may invest in additional financial instruments for the purpose of cash management or to hedge a security in the Portfolio.

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of securities to achieve its investment goal.


MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

                                                            Seasons Series Trust

The following chart shows the investment goal and strategy of each of the Seasons Focused Portfolio.

                           SEASONS FOCUSED PORTFOLIO

 ----------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  FOCUS GROWTH PORTFOLIO   long-term growth of       active trading of equity
                           capital                   securities selected on
                                                     the basis of growth
                                                     criteria, without regard
                                                     to market capitalization
 ----------------------------------------------------------------------------

The Seasons Focused Portfolio offers you access to several different professional Managers, each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

SunAmerica initially allocated the assets of each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio among the Managers for a Portfolio in a manner designed to maximize investment efficiency. SunAmerica allocates new cash from share purchases over redemption requests equally among the Managers, unless SunAmerica determines that a different allocation of assets would be in the best interests of a Portfolio and its shareholders. SunAmerica intends, on a quarterly basis, to review the asset allocation in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio to determine the extent to which the portion of assets managed by a Manager differs from that portion managed by any other Manager of the Portfolio. If SunAmerica determines that the difference is significant, SunAmerica will then re-allocate cash flows among the Managers, differently from the manner described above, in an effort to effect a re-balancing of the Portfolio's asset allocation. In general, SunAmerica will not rebalance or reallocate the existing assets of a Multi-Managed Seasons Select Portfolio or Seasons Focused Portfolio among Managers. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Manager to another when it would be in the best interests of a Portfolio and its shareholders to do so. In some instances, where a reallocation results in any rebalancing of the Portfolio from a previous allocation, the effect of the reallocation may be to shift assets from a better performing Manager to a portion of the Portfolio with a relatively lower total return.

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio. The charts beginning on page 32 also describe various additional risks.

     Management Risks

     Each Seasons Portfolio, Seasons Select Portfolio and Seasons Focused Portfolio is subject to the risk that the selection of investments for the Portfolio may not produce the desired result.

     Risks of Investing in Equity Securities

     THE MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, LARGE CAP VALUE, MID CAP GROWTH, MID CAP VALUE, SMALL CAP, INTERNATIONAL EQUITY and FOCUS GROWTH PORTFOLIOS invest primarily in equity securities. In addition, the MULTI-MANAGED INCOME/EQUITY PORTFOLIO invests significantly in equity securities.

     As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as a Portfolio's investments in equity securities increases, which also increases the risk that you may lose money during declines in the stock market. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, and vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant benchmarks or other funds with comparable investment objectives and strategies.

     Risks of Investing in Growth Stocks

     Growth stocks are historically volatile, which will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, MID CAP GROWTH, SMALL CAP and FOCUS GROWTH PORTFOLIOS.

     Risks of Investing in Value Stocks

     The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the LARGE CAP VALUE and MID CAP VALUE PORTFOLIOS.

     Risks of Indexing

     A component of the following portfolios is managed to track the performance of an index: LARGE CAP GROWTH PORTFOLIO, LARGE CAP COMPOSITE PORTFOLIO, LARGE CAP VALUE PORTFOLIO, MID CAP GROWTH PORTFOLIO, MID CAP VALUE PORTFOLIO, SMALL CAP PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO and DIVERSIFIED FIXED INCOME PORTFOLIO. The Manager of such components, AIGGIC, may endeavor to track the index by purchasing every stock included in the index in the same proportions. Or, in the alternative, the Manager may invest in a sampling of index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the index. If this component of such Portfolio does not adequately track the characteristics of the index, it is likely that the performance of this component will not be similar to the performance of the index and, therefore, may have an impact on the overall performance of the Portfolio. The index component will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its index, raising funds to meet redemptions or rebalancing the portfolio, even if there are adverse developments concerning a particular security, company or industry.

     Risks of Investing in Technology Companies

     The MID CAP GROWTH PORTFOLIO may invest in securities of companies that the Managers believe will benefit significantly from technological advances or improvements ("technology companies"). Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio may be considerably more volatile than those of a fund that does not invest in technology companies.

Seasons Series Trust

     Risks of Investing in Bonds

     The MULTI-MANAGED INCOME/EQUITY, MULTI-MANAGED INCOME and DIVERSIFIED FIXED INCOME PORTFOLIOS invest primarily in bonds. In addition, the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH and ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIOS each invests significantly in bonds.

     As with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

     Risks of Investing in Junk Bonds

     All Portfolios except the STOCK, MID CAP GROWTH and CASH MANAGEMENT PORTFOLIOS may invest to varying degrees in high yield/high risk securities, also known as "junk bonds," which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

     Risks of Investing in Money Market Securities

     While an investment in the CASH MANAGEMENT PORTFOLIO should present the least market risk of any of the Portfolios, you should be aware that an investment in this Portfolio is subject to the risks that the value of its investments in high-quality short-term debt obligations ("money market securities") may be affected by changes in interest rates, changes in the rating of an issuer of a money market security and the ability of an issuer to make payments of interest and principal. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value of $1.00.

     Risks of Investing Internationally

     All Portfolios except the CASH MANAGEMENT PORTFOLIO may invest in foreign securities. The INTERNATIONAL EQUITY PORTFOLIO invests at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

     Risks of Investing in Emerging Market Countries

     The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. An emerging market country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle and may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. Each Portfolio other than the Cash Management Portfolio may invest in issuers in emerging market countries. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade.

                                                            Seasons Series Trust

     Risks of Investing in Smaller Companies

     All Portfolios except the DIVERSIFIED FIXED INCOME and CASH MANAGEMENT PORTFOLIOS may invest in equity securities of smaller companies. The SMALL CAP PORTFOLIO invests at least 80% of net assets in equity securities of smaller companies. Stocks of smaller companies and to a lesser extent, mid-cap companies, may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION: DIVERSIFIED GROWTH, MID CAP GROWTH and SMALL CAP PORTFOLIOS.

     Risks of Investing in "Non-Diversified" Portfolios

     All Portfolios except for the ASSET ALLOCATION: DIVERSIFIED GROWTH, STOCK, DIVERSIFIED FIXED INCOME and CASH MANAGEMENT PORTFOLIOS are "non-diversified," which means that each can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

     Additional Principal Risks

     Finally, shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE SEASONS PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and by comparing each Portfolio's average annual returns with those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

Seasons Series Trust

--------------------------------------------------------------------------------

                         MULTI-MANAGED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................     31.45%

1999........................................................     55.76%

2000........................................................    -10.38%

2001........................................................    -20.01%

2002........................................................    -18.52%

2003........................................................     22.88%

2004........................................................     10.46%

During the period shown in the bar chart, the highest return for a quarter was 31.19% (quarter ended 12/31/99) and the lowest return for a quarter was -16.31% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 2.39%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST        PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR    FIVE YEAR        INCEPTION(5)
-----------------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio Class 1                     10.46%       -4.54%             8.97%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                      10.88%       -2.30%             7.94%
-----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1             4.34%        7.71%             7.24%
-----------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3) Class 1                           18.33%        6.61%            10.16%
-----------------------------------------------------------------------------------------------------
 Blended Benchmark Index(4) Class 1                         10.47%        2.70%             8.65%
-----------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Blended Benchmark Index consists of 51% S&P 500(R), 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000(R) Index, and 2% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Inception date for Class 1 shares is April 15, 1997.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                    MULTI-MANAGED MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................     25.07%

1999........................................................     41.32%

2000........................................................     -5.39%

2001........................................................    -14.40%

2002........................................................    -13.21%

2003........................................................     18.91%

2004........................................................      8.17%

During the period shown in the bar chart, the highest return for a quarter was 24.57% (quarter ended 12/31/99) and the lowest return for a quarter was -12.03% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 2.24%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST        PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR    FIVE YEAR        INCEPTION(5)
-----------------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio Class 1             8.17%       -2.00%             8.51%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                      10.88%       -2.30%             7.94%
-----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1             4.34%        7.71%             7.24%
-----------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3) Class 1                           18.33%        6.61%            10.16%
-----------------------------------------------------------------------------------------------------
 Blended Benchmark Index(4) Class 1                          9.34%        4.10%             8.56%
-----------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Blended Benchmark Index consists of 37.9% S&P 500(R), 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000 Index, and 1.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Inception date for Class 1 shares is April 15, 1997.

Seasons Series Trust

--------------------------------------------------------------------------------

                     MULTI-MANAGED INCOME/EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    19.13%

1999........................................................    17.31%

2000........................................................     1.20%

2001........................................................    -4.81%

2002........................................................    -4.75%

2003........................................................    12.34%

2004........................................................     7.38%

During the period shown in the bar chart, the highest return for a quarter was 10.80% (quarter ended 12/31/99) and the lowest return for a quarter was -5.32% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 2.23%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST        PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR    FIVE YEAR        INCEPTION(4)
-----------------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio Class 1               7.38%       2.05%              7.65%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                      10.88%      -2.30%              7.94%
-----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1             4.34%       7.71%              7.24%
-----------------------------------------------------------------------------------------------------
 Blended Benchmark Index(3) Class 1                          6.47%       4.49%              7.76%
-----------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Blended Benchmark Index consists of 33.4% S&P 500(R), 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Inception date for Class 1 shares is April 15, 1997.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                         MULTI-MANAGED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    13.58%

1999........................................................     6.99%

2000........................................................     5.71%

2001........................................................     0.66%

2002........................................................     1.59%

2003........................................................     9.09%

2004........................................................     5.39%

During the period shown in the bar chart, the highest return for a quarter was 5.32% (quarter ended 6/30/03) and the lowest return for a quarter was -2.64% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 2.39%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST        PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR    FIVE YEAR        INCEPTION(4)
-----------------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio Class 1                      5.39%        4.44%             7.10%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                      10.88%       -2.30%             7.94%
-----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1             4.34%        7.71%             7.24%
-----------------------------------------------------------------------------------------------------
 Blended Benchmark Index(3) Class 1                          5.44%        6.06%             7.55%
-----------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Blended Benchmark Index consists of 17.35% S&P 500(R), 80.95% Lehman Brothers U.S. Aggregate Index, and 1.70% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Inception date for Class 1 shares is April 15, 1997.

Seasons Series Trust

--------------------------------------------------------------------------------

                 ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------

1998........................................................    13.43%

1999........................................................    18.79%

2000........................................................     -4.9%

2001........................................................   -10.97%

2002........................................................   -16.56%

2003........................................................    21.33%

2004........................................................     9.35%

During the period shown in the bar chart, the highest return for a quarter was 15.54% (quarter ended 12/31/98) and the lowest return for a quarter was -15.03% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 0.00%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST        PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR    FIVE YEAR        INCEPTION(5)
-----------------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth Portfolio Class 1      9.35%       -1.29%             4.65%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                      10.88%       -2.30%             7.94%
-----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1             4.34%        7.71%             7.24%
-----------------------------------------------------------------------------------------------------
 MSCI EAFE Index(3) Class 1                                 20.25%       -1.13%             5.25%
-----------------------------------------------------------------------------------------------------
 Blended Benchmark Index(4) Class 1                         11.41%        0.16%             7.05%
-----------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market capitalization weighted composite of securities in 19 developed markets. During 1997 the MSCI EAFE Index performance was only available on a monthly basis.
(4) The Blended Benchmark Index consists of 60% S&P 500(R), 20% Lehman Brothers U.S. Aggregate Index, and 20% MSCI EAFE Index. The Blended Benchmark Index data given is based on information available as of April 30, 1997.
(5) Inception date for Class 1 shares is April 15, 1997.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                                STOCK PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    27.24%

1999........................................................    21.51%

2000........................................................    -0.56%

2001........................................................    -9.91%

2002........................................................   -23.11%

2003........................................................    30.90%

2004........................................................     9.77%

During the period shown in the bar chart, the highest return for a quarter was 22.80% (quarter ended 12/31/98) and the lowest return for a quarter was -15.32% (quarter ended 6/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -1.18%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST        PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR    FIVE YEAR        INCEPTION(2)
-----------------------------------------------------------------------------------------------------
 Stock Portfolio Class 1                                     9.77%       -0.20%             9.21%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)(1) Class 1                                      10.88%       -2.30%             7.94%
-----------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) Inception date for Class 1 shares is April 15, 1997.

Seasons Series Trust

--------------------------------------------------------------------------------

                           LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................    -18.49%

2001........................................................    -19.61%

2002........................................................    -25.85%

2003........................................................     26.64%

2004........................................................     11.43%

During the period shown in the bar chart, the highest return for a quarter was 13.69% (quarter ended 6/30/03) and the lowest return for a quarter was -17.84% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -0.35%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST           RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR       FIVE YEAR        INCEPTION(3)
-------------------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio(1) Class 1                     11.43%          -7.27%            -0.45%
-------------------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Growth Index(2) Class 1                   6.13%          -7.07%            -2.27%
-------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The S&P 500(R)/BARRA Growth Index is unmanaged and is constructed by dividing the stocks in the S&P 500(R) index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The growth index has firms with lower book-to-price ratios. Like the full S&P indices, the growth index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.
(3) Inception date for Class 1 shares is February 8, 1999.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                         LARGE CAP COMPOSITE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................     -6.87%

2001........................................................    -14.08%

2002........................................................    -23.44%

2003........................................................     26.52%

2004........................................................      9.98%

During the period shown in the bar chart, the highest return for a quarter was 14.12% (quarter ended 6/30/03) and the lowest return for a quarter was -16.14% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -1.33%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST           RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR       FIVE YEAR        INCEPTION(3)
-------------------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio(1) Class 1                   9.98%          -3.14%             0.96%
-------------------------------------------------------------------------------------------------------
 S&P 500(R)(2) Class 1                                     10.88%          -2.30%             1.05%
-------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(3) Inception date for Class 1 shares is February 8, 1999.

Seasons Series Trust

--------------------------------------------------------------------------------

                           LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................    13.06%

2001........................................................    -1.21%

2002........................................................   -21.09%

2003........................................................    29.38%

2004........................................................    12.59%

During the period shown in the bar chart, the highest return for a quarter was 17.95% (quarter ended 6/30/03) and the lowest return for a quarter was -19.47% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -0.08%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST           RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR       FIVE YEAR        INCEPTION(3)
-------------------------------------------------------------------------------------------------------
 Large Cap Value Portfolio(1) Class 1                      12.59%          5.13%              5.88%
-------------------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Value Index(2) Class 1                   15.71%          2.48%              4.06%
-------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The S&P 500(R)/BARRA Value Index is unmanaged and is constructed by dividing the stocks in the index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with higher book-to-price ratios. Like the full S&P indices, the value index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.
(3) Inception date for Class 1 shares is February 8, 1999.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                            MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................     -2.53%

2001........................................................    -13.80%

2002........................................................    -23.46%

2003........................................................     43.77%

2004........................................................     15.00%

During the period shown in the bar chart, the highest return for a quarter was 22.83% (quarter ended 12/31/01) and the lowest return for a quarter was -24.38% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -0.31%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST           RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR       FIVE YEAR        INCEPTION(3)
-------------------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio(1) Class 1                       15.00%           1.23%             8.84%
-------------------------------------------------------------------------------------------------------
 Russell Midcap(R) Growth Index(2) Class 1                 15.48%          -3.36%             4.33%
-------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.
(3) Inception date for Class 1 shares is February 8, 1999.

Seasons Series Trust

--------------------------------------------------------------------------------

                            MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------
2000........................................................   34.48%
2001........................................................    7.20%
2002........................................................   -8.75%
2003........................................................   29.49%
2004........................................................   24.04%

During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended 6/30/03) and the lowest return for a quarter was -15.71% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 4.38%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST            PAST           RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR       FIVE YEAR         INCEPTION(3)
--------------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio(1) Class 1                        24.04%           16.14%            14.41%
--------------------------------------------------------------------------------------------------------
 Russell Midcap(R) Value Index(2) Class 1                  23.71%           13.48%            11.88%
--------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) Russell Midcap(R) Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.
(3) Inception date for Class 1 shares is February 8, 1999.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                              SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------
2000........................................................   -12.23%
2001........................................................   -12.24%
2002........................................................   -25.00%
2003........................................................    37.66%
2004........................................................     9.78%

During the period shown in the bar chart, the highest return for a quarter was 20.13% (quarter ended 6/30/03) and the lowest return for a quarter was -22.95% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -1.91%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST            PAST           RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR       FIVE YEAR         INCEPTION(3)
--------------------------------------------------------------------------------------------------------
 Small Cap Portfolio(1) Class 1                             9.78%           -2.68%             3.06%
--------------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(2) Class 1                          18.33%            6.61%             9.54%
--------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001. Effective February 14, 2005, Salomon Brothers Asset Management Inc replaced Lord, Abbett & Co. as manager of a component of the Portfolio.
(2) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(3) Inception date for Class 1 shares is February 8, 1999.

Seasons Series Trust

--------------------------------------------------------------------------------

                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------
2000........................................................   -17.82%
2001........................................................   -24.35%
2002........................................................   -23.82%
2003........................................................    31.95%
2004........................................................    17.91%

During the period shown in the bar chart, the highest return for a quarter was 17.77% (quarter ended 6/30/03) and the lowest return for a quarter was -22.48% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -1.64%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST            PAST           RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR       FIVE YEAR         INCEPTION(3)
--------------------------------------------------------------------------------------------------------
 International Equity Portfolio(1) Class 1                 17.91%          -5.92%             -0.83%
--------------------------------------------------------------------------------------------------------
 MSCI EAFE Index(2) Class 1                                20.25%          -1.13%              3.53%
--------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market capitalization weighted composite of securities in 19 developed markets.
(3) Inception date for Class 1 shares is February 8, 1999.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                       DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................    8.26%
2001........................................................    4.68%
2002........................................................    8.67%
2003........................................................    3.30%
2004........................................................    3.71%

During the period shown in the bar chart, the highest return for a quarter was 4.47% (quarter ended 9/30/02) and the lowest return for a quarter was -3.01% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 2.05%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST           RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR       FIVE YEAR        INCEPTION(3)
-------------------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio(1) Class 1             3.71%           5.70%             4.57%
-------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2) Class 1           4.34%           7.71%             6.39%
-------------------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) Inception date for Class 1 shares is February 8, 1999.

Seasons Series Trust

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................     5.58%
2001........................................................     3.48%
2002........................................................     0.98%
2003........................................................     0.37%
2004........................................................     0.61%

During the period shown in the bar chart, the highest return for a quarter was 1.47% (quarter ended 12/31/00) and the lowest return for a quarter was 0.09% (quarter ended 9/30/03). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 1.02%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                   PAST           PAST           RETURN SINCE
  (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)       ONE YEAR       FIVE YEAR        INCEPTION(2)
-------------------------------------------------------------------------------------------------------
 Cash Management Portfolio(1) Class 1                      0.61%           2.19%             2.53%
-------------------------------------------------------------------------------------------------------
 US Treasury Bills, 0-3 Months Index Class                 1.25%           2.80%             3.09%
-------------------------------------------------------------------------------------------------------

(1) Effective February 14, 2005, Banc of America Capital Management, LLC assumed management of the Portfolio. The Portfolio was previously managed by SunAmerica, the Adviser.
(2) Inception date for Class 1 shares is February 8, 1999.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                             FOCUS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------

2001........................................................   -11.41%

2002........................................................   -22.99%

2003........................................................    41.55%

2004........................................................     1.78%

During the period shown in the bar chart, the highest return for a quarter was 18.03% (quarter ended 6/30/03) and the lowest return for a quarter was -16.54% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 0.37%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST          RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR        INCEPTION(5)
---------------------------------------------------------------------------------------------
 Focus Growth Portfolio(1) Class 1                                1.78%            -4.82%
---------------------------------------------------------------------------------------------
 Russell 3000(R) Growth Index(2) Class 1                          6.93%           -10.14%
---------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(3) Class 1                          6.30%           -10.62%
---------------------------------------------------------------------------------------------
 S&P 500(R)(4) Class 1                                           10.88%            -2.63%
---------------------------------------------------------------------------------------------

(1) Effective October 1, 2002, Salomon Brothers Asset Management Inc replaced Jennison Associates LLC as manager of a component of the portfolio. Effective February 14, 2005, Credit Suisse Asset Management, LLC and Janus Capital Management LLC replaced Fred Alger Management, Inc. and Salomon Brothers Asset Management Inc as managers of components of the portfolio.
(2) Effective February 14, 2005, the Portfolio selected the Russell 3000(R) Growth Index for performance comparisons. Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 3000(R) Growth or the Russell 2000(R) Growth indexes. The change in indices was made because the Russell 3000(R) Growth Index is more representative of the Portfolio's investment strategy.
(3) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth value.
(4) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognised as representative of the performance of the U.S. stock market.
(5) Inception date for Class 1 shares is July 5, 2000.

Seasons Series Trust

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                          MULTI-MANAGED GROWTH      MULTI-MANAGED MODERATE       MULTI-MANAGED INCOME/
                                               PORTFOLIO               GROWTH PORTFOLIO            EQUITY PORTFOLIO
                                          --------------------   -----------------------------   ---------------------
                                                CLASS 1                     CLASS 1                     CLASS 1
                                          --------------------   -----------------------------   ---------------------
Management Fees                                  0.89%                       0.85%                       0.81%
Distribution/Service (12b-1) Fees                0.00%                       0.00%                       0.00%
Other Expenses                                   0.15%                       0.10%                       0.10%
Total Annual Portfolio Operating
  Expenses                                       1.04%                       0.95%                       0.91%

                                          MULTI-MANAGED INCOME   ASSET ALLOCATION: DIVERSIFIED           STOCK
                                               PORTFOLIO               GROWTH PORTFOLIO                PORTFOLIO
                                          --------------------   -----------------------------   ---------------------
                                                CLASS 1                     CLASS 1                     CLASS 1
                                          --------------------   -----------------------------   ---------------------
Management Fees                                  0.77%                       0.85%                       0.85%
Distribution/Service (12b-1) Fees                0.00%                       0.00%                       0.00%
Other Expenses                                   0.13%                       0.09%                       0.08%
Total Annual Portfolio Operating
  Expenses                                       0.90%                       0.94%                       0.93%

                                            LARGE CAP GROWTH          LARGE CAP COMPOSITE           LARGE CAP VALUE
                                              PORTFOLIO(1)               PORTFOLIO(1)                PORTFOLIO(1)
                                          --------------------   -----------------------------   ---------------------
                                                CLASS 1                     CLASS 1                     CLASS 1
                                          --------------------   -----------------------------   ---------------------
Management Fees                                  0.80%                       0.80%                       0.80%
Distribution/Service (12b-1) Fees                0.00%                       0.00%                       0.00%
Other Expenses                                   0.19%                       0.47%                       0.16%
Total Annual Portfolio Operating
  Expenses                                       0.99%                       1.27%                       0.96%

                                             MID CAP GROWTH              MID CAP VALUE                 SMALL CAP
                                              PORTFOLIO(1)               PORTFOLIO(1)                PORTFOLIO(1)
                                          --------------------   -----------------------------   ---------------------
                                                CLASS 1                     CLASS 1                     CLASS 1
                                          --------------------   -----------------------------   ---------------------
Management Fees                                  0.85%                       0.85%                       0.85%
Distribution/Service (12b-1) Fees                0.00%                       0.00%                       0.00%
Other Expenses                                   0.20%                       0.16%                       0.22%
Total Annual Portfolio Operating
  Expenses                                       1.05%                       1.01%                       1.07%

                                                            Seasons Series Trust

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                              INTERNATIONAL EQUITY   DIVERSIFIED FIXED INCOME
                                                                  PORTFOLIO(1)              PORTFOLIO
                                                              --------------------   ------------------------
                                                                    CLASS 1                  CLASS 1
                                                              --------------------   ------------------------
Management Fees                                                      1.00%                    0.70%
Distribution/Service (12b-1) Fees                                    0.00%                    0.00%
Other Expenses                                                       0.30%                    0.14%
Total Annual Portfolio Operating Expenses                            1.30%                    0.84%

                                                                CASH MANAGEMENT            FOCUS GROWTH
                                                                   PORTFOLIO               PORTFOLIO(1)
                                                              --------------------   ------------------------
                                                                    CLASS 1                  CLASS 1
                                                              --------------------   ------------------------
Management Fees                                                      0.55%                    1.00%
Distribution/Service (12b-1) Fees                                    0.00%                    0.00%
Other Expenses                                                       0.16%                    0.21%
Total Annual Portfolio Operating Expenses                            0.71%                    1.21%

---------------

(1) SunAmerica is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolio classes do not exceed the amounts set forth below:

                                                              CLASS 1
                                                              -------
     Large Cap Growth Portfolio.............................   1.10%
     Large Cap Composite Portfolio..........................   1.10%
     Large Cap Value Portfolio..............................   1.10%
     Mid Cap Growth Portfolio...............................   1.15%
     Mid Cap Value Portfolio................................   1.15%
     Small Cap Portfolio....................................   1.15%
     International Equity Portfolio.........................   1.30%
     Strategic Fixed Income Portfolio.......................     N/A
     Focus Growth Portfolio.................................   1.30%

Seasons Series Trust

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
Multi-Managed Growth Portfolio*
  Class 1 Shares............................................   $106     $331      $574      $1,271
Multi-Managed Moderate Growth Portfolio*
  Class 1 Shares............................................   $ 97     $303      $526      $1,166
Multi-Managed Income/Equity Portfolio*
  Class 1 Shares............................................   $ 93     $290      $504      $1,120
Multi-Managed Income Portfolio*
  Class 1 Shares............................................   $ 92     $287      $498      $1,108
Asset Allocation: Diversified Growth Portfolio*
  Class 1 Shares............................................   $ 96     $300      $520      $1,155
Stock Portfolio*
  Class 1 Shares............................................   $ 95     $296      $515      $1,143
Large Cap Growth Portfolio*
  Class 1 Shares............................................   $101     $315      $547      $1,213
Large Cap Composite Portfolio*
  Class 1 Shares............................................   $129     $403      $697      $1,534
Large Cap Value Portfolio*
  Class 1 Shares............................................   $ 98     $306      $531      $1,178
Mid Cap Growth Portfolio*
  Class 1 Shares............................................   $107     $334      $579      $1,283
Mid Cap Value Portfolio*
  Class 1 Shares............................................   $103     $322      $558      $1,236
Small Cap Portfolio*
  Class 1 Shares............................................   $109     $340      $590      $1,306
International Equity Portfolio*
  Class 1 Shares............................................   $132     $412      $713      $1,568
Diversified Fixed Income Portfolio*
  Class 1 Shares............................................   $ 86     $268      $466      $1,037
Cash Management Portfolio*
  Class 1 Shares............................................   $ 73     $227      $395      $  883
Focus Growth Portfolio*
  Class 1 Shares............................................   $123     $384      $665      $1,466

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the investment adviser, Sun America. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

                                                            Seasons Series Trust

The following are your costs after these fee waivers and/or expense reimbursements:

                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
Multi-Managed Growth Portfolio
  Class 1 Shares....................................   $106     $331      $574      $1,271
Multi-Managed Moderate Growth Portfolio
  Class 1 Shares....................................   $ 97     $303      $526      $1,166
Multi-Managed Income/Equity Portfolio
  Class 1 Shares....................................   $ 93     $290      $504      $1,120
Multi-Managed Income Portfolio
  Class 1 Shares....................................   $ 92     $287      $498      $1,108
Asset Allocation: Diversified Growth Portfolio(1)
  Class 1 Shares....................................   $ 96     $300      $520      $1,155
Stock Portfolio
  Class 1 Shares....................................   $ 95     $296      $515      $1,143
Large Cap Growth Portfolio
  Class 1 Shares....................................   $106     $331      $574      $1,271
Large Cap Composite Portfolio
  Class 1 Shares....................................   $112     $350      $606      $1,340
Large Cap Value Portfolio(1)
  Class 1 Shares....................................   $ 98     $306      $531      $1,178
Mid Cap Growth Portfolio
  Class 1 Shares....................................   $115     $359      $622      $1,375
Mid Cap Value Portfolio
  Class 1 Shares....................................   $105     $328      $569      $1,259
Small Cap Portfolio
  Class 1 Shares....................................   $117     $365      $633      $1,398
International Equity Portfolio(1)
  Class 1 Shares....................................   $132     $412      $713      $1,568
Diversified Fixed Income Portfolio
  Class 1 Shares....................................   $ 86     $268      $466      $1,037
Cash Management Portfolio
  Class 1 Shares....................................   $ 73     $227      $395      $  883
Focus Growth Portfolio
  Class 1 Shares....................................   $132     $412      $713      $1,568

(1) The amount of the voluntary fee waiver/or expense reimbursement by the Adviser was less than 0.01%.

Seasons Series Trust

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's and Managed Component's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. You should consider your ability to assume the risks involved before investing in a Portfolio or Managed Component through the various Variable Contracts.

The Variable Contracts offer four variable investment "Strategies." You should be aware that if you select a Strategy you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

ADDITIONAL INFORMATION ABOUT THE SEASONS PORTFOLIOS

Four of the Seasons Portfolios are Multi-Managed Seasons Portfolios, which means that they pursue their investment goals by allocating their assets among three or four Managed Components, as previously indicated in the chart on page 4. If you invest in one of the Multi-Managed Seasons Portfolios, it is important for you to understand how the information in the charts provided below applies specifically to your investment. To summarize the allocation strategy, because the MULTI-MANAGED GROWTH and MULTI-MANAGED MODERATE GROWTH PORTFOLIOS seek long-term growth of capital, each therefore allocates a relatively larger percentage of its assets to the AGGRESSIVE GROWTH/SUNAMERICA and GROWTH/JANUS components than do the other two Multi-Managed Seasons Portfolios. In contrast, the MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS focus on preservation of principal or capital and therefore allocate a relatively larger percentage of their assets to the BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT components. The MULTI-MANAGED INCOME/EQUITY and the MULTI-MANAGED INCOME PORTFOLIOS do not allocate any percentage of their assets to the AGGRESSIVE GROWTH/SUNAMERICA component.

You should carefully review the investment objectives and policies of each Multi-Managed Seasons Portfolios to understand how each Managed Component applies to an investment in any of the Multi-Managed Season Portfolios. For example, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO, you should be aware that this Portfolio distributes its assets among the GROWTH/JANUS component, the BALANCED/SUNAMERICA component and the FIXED INCOME/WELLINGTON MANAGEMENT component in a ratio of 8%/17%/75%. Also, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO you should be aware that this Portfolio invests three quarters of its assets in the FIXED INCOME/WELLINGTON MANAGEMENT component. So, when reviewing the charts provided below, please keep in mind how the investment strategies and risks of each of the Managed Components applies to your investment.

                                                            Seasons Series Trust

                               Managed Components

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                                         FIXED INCOME
                             AGGRESSIVE GROWTH             GROWTH                  BALANCED               COMPONENT/
                                COMPONENT/               COMPONENT/               COMPONENT/              WELLINGTON
                                SUNAMERICA                  JANUS                 SUNAMERICA              MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
 What are the              - Equity securities,     - Equity securities      - Equity securities:    - U.S. and foreign
 Portfolio's/ Managed        including those of       selected for their       -large-cap stocks       fixed income
 Component's principal       lesser known or high     growth potential:        -mid-cap stocks         securities of
 investments?                growth companies or      -large-cap stocks      - Investment grade        varying maturities
                             industries, such as      -mid-cap stocks          fixed income            and risk/return
                             technology,              -small-cap stocks        securities              characteristics (at
                             telecommunications,                             - 70%/30% neutral         least 80%
                             media, healthcare,                                equity/debt             investment grade
                             energy and consumer                               weighting for           securities and at
                             cyclicals:                                        Multi-Managed           least 80% U.S.
                             -small-cap stocks                                 Growth and Moderate     dollar denominated
                                                                               Growth Portfolios       securities)
                                                                               (actual weighting     - U.S. government
                                                                               may differ)             securities
                                                                             - 50%/50% neutral       - Asset-backed and
                                                                               equity/debt             mortgage-backed
                                                                               weighting for           securities
                                                                               Multi-Managed         - When-issued and
                                                                               Income/Equity and       delayed-delivery
                                                                               Income Portfolios       securities
                                                                               (actual weighting
                                                                               may differ)
--------------------------------------------------------------------------------------------------------------------------
 What other types of       - Mid-cap stocks         - Junk bonds (up to      - Small-cap stocks      - Junk bonds (up to
 investments may the       - Large-cap stocks         35%)                     (up to 20%)             20%)
 Portfolio/Managed         - Short-term             - Short-term             - Short-term            - Short-term
 Component significantly     investments              investments (up to       investments (up to      investments (up to
 invest in?                  (up to 25%)              25%)                     25%)                    20%)
                           - Options                                         - Foreign securities    - Foreign securities
                                                                               (up to 25%)             (up to 20%
                                                                             - ADRs/EDRs/GDRs          denominated in
                                                                             - Emerging markets        foreign currencies;
                                                                             - PFICs                   up to 100%
                                                                             - Junk bonds (up to       denominated in U.S.
                                                                               15%)                    dollars)
--------------------------------------------------------------------------------------------------------------------------
 What other types of       - Investment grade       - Investment grade       - U.S. government       - Currency
 investments may the         fixed income             fixed income             securities              transactions
 Portfolio/Managed           securities               securities             - Asset-backed and      - Currency baskets
 Component use as part     - U.S. government        - U.S. government          mortgage- backed      - PFICs
 of efficient portfolio      securities               securities               securities            - Options and futures
 management or to          - Asset-backed and       - Asset-backed and       - Options and futures   - Special situations
 enhance return?             mortgage-backed          mortgage-backed        - Special situations    - Securities lending
                             securities               securities             - Currency              - Forward foreign
                           - Foreign securities     - Foreign securities       transactions            currency exchange
                           - ADRs/EDRs/GDRs         - ADRs/EDRs/GDRs         - Currency baskets        contracts
                           - Passive Foreign        - Currency               - Securities lending    - U.S. Treasury
                             Investment Companies     transactions                                     inflation
                             (PFICs)                - Currency baskets                                 protection
                           - Options and futures    - Emerging markets                                 securities
                           - Special situations     - Options and futures                            - Roll transactions
                           - Securities lending     - Special situations                             - Total return swaps
                                                                                                       (up to 10%)
                                                                                                     - Short sales
--------------------------------------------------------------------------------------------------------------------------
 What risks normally       - Active trading         - Active trading         - Credit quality        - Active trading
 affect the                - Derivatives            - Credit quality         - Derivatives           - Credit quality
 Portfolio/Managed         - Emerging markets       - Derivatives            - Emerging markets      - Currency volatility
 Component?                - Foreign exposure       - Emerging markets       - Foreign exposure      - Derivatives
                           - Growth stocks          - Foreign exposure       - Hedging               - Emerging markets
                           - Hedging                - Growth stocks          - Interest rate         - Foreign exposure
                           - Market volatility      - Hedging                  fluctuations          - Hedging
                           - Non-diversified        - Junk bonds             - Market volatility     - Interest rate
                             status                 - Market volatility      - Non-diversified         fluctuations
                           - Prepayment             - Non-diversified          status                - Junk bonds
                           - Securities selection     status                 - Prepayment            - Market volatility
                           - Small and medium       - Prepayment             - Securities            - Non-diversified
                             sized companies        - Securities selection     selection               status
                                                    - Small and medium       - Small and medium      - Prepayment
                                                      sized companies          sized companies       - Securities
                                                                                                       selection
--------------------------------------------------------------------------------------------------------------------------

Seasons Series Trust

                               SEASONS PORTFOLIOS

--------------------------------------------------------------------------------------------------------------------
                                          ASSET ALLOCATION:
                                     DIVERSIFIED GROWTH PORTFOLIO                      STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's/     - Strategic allocation of approximately     - Common stocks (at least 80% of net
 Managed Component's             80% (with a range of 65-95%) of total       assets)
 principal investments?          assets to equity securities:
                                 -large-cap stocks
                                 -mid-cap stocks
                                 -small-cap stocks
                               - Strategic allocation of approximately
                                 20% (with a range of 5-35%) of assets
                                 to fixed income securities
                               - Foreign securities (up to 60%)
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Junk bonds (up to 20%)                    - Short-term investments (up to 20%)
 investments may the           - Short-term investments (up to 20%)        - Foreign securities (up to 30%)
 Portfolio/Managed Component                                               - ADRs/EDRs/GDRs
 significantly invest in?
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed income             - Mid-cap stocks
 investments may the             securities                                - Investment grade fixed income
 Portfolio/Managed Component   - U.S. government securities                  securities
 use as part of efficient      - Asset-backed and mortgage-backed          - U.S. government securities
 portfolio management or to      securities                                - Asset-backed and mortgage-backed
 enhance return?               - Currency transactions                       securities
                               - Currency baskets                          - Currency transactions
                               - Emerging markets                          - Currency baskets
                               - PFICs                                     - Emerging markets
                               - Options and futures                       - PFICs
                               - Special situations                        - REITs
                               - Securities lending                        - Options and futures
                               - Hybrid instruments (up to 10%)            - Special situations
                                                                           - Convertible securities and warrants
                                                                           - Exchange Traded Funds (ETFs)
                                                                           - Hybrid instruments (up to 10%)
                                                                           - Securities lending
--------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading                            - Active trading
 the Portfolio/Managed         - Credit quality                            - Derivatives
 Component?                    - Derivatives                               - Emerging markets
                               - Emerging markets                          - Foreign exposure
                               - Foreign exposure                          - Growth stocks
                               - Growth stocks                             - Hedging
                               - Hedging                                   - Market volatility
                               - Interest rate fluctuations                - Securities selection
                               - Junk bonds                                - Small and medium sized companies
                               - Market volatility
                               - Prepayment
                               - Securities selection
                               - Small and medium sized companies
--------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

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                                       LARGE CAP                     LARGE CAP                      LARGE CAP
                                    GROWTH PORTFOLIO            COMPOSITE PORTFOLIO              VALUE PORTFOLIO
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 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of large
 principal investments?          large companies (at least     large companies (at least     companies (at least 80% of
                                 80% of net assets)            80% of net assets) that       net assets) selected
                                 selected through a growth     offer the potential for       through a value strategy
                                 strategy                      long-term growth of
                                                               capital or dividends
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 What other types of           - Mid-cap stocks              - Mid-cap stocks              - Mid-cap stocks
 investments may the           - Junk bonds (up to 20%)      - Junk bonds (up to 15%)      - Short-term investments (up
 Portfolio significantly       - Short-term investments      - Short-term investments        to 20%)
 invest in?                      (up to 20%)                   (up to 20%)                 - Foreign securities (up to
                               - Foreign securities          - Foreign securities (up to     30%)
                               - Emerging markets              30%)                        - ADRs/EDRs/GDRs
                               - ADRs/EDRs/GDRs              - ADRs/EDRs/GDRs              - PFICs
                               - PFICs
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 What other types of           - Small-cap stocks            - Small-cap stocks            - Small-cap stocks
 investments may the           - Investment grade fixed      - Investment grade fixed      - Junk bonds (up to 10%)
 Portfolio use as part of        income securities             income securities           - REITs
 efficient portfolio           - U.S. government             - U.S. government             - Currency transactions
 management or to enhance        securities                    securities                  - Currency baskets
 return?                       - Asset-backed and            - Asset-backed and            - Emerging markets
                                 mortgage-backed               mortgage- backed            - Options and futures
                                 securities                    securities                  - Hybrid instruments (up to
                               - REITs                       - PFICs                         10%)
                               - Currency transactions       - REITs                       - Interest rate swaps,
                               - Currency baskets            - Currency transactions         mortgage swaps, caps,
                               - Custodial receipts and      - Currency baskets              floors and collars
                                 trust certificates          - Emerging markets            - Convertible securities and
                               - Options and futures         - Options and futures           warrants
                               - Options on foreign          - Hybrid instruments (up to   - ETFs
                                 currency                      10%)                        - Securities lending
                               - Options on securities and   - Interest rate swaps,        - Investment grade fixed
                                 securities indices            mortgage swaps, caps,         income securities
                               - Hybrid instruments (up to     floors and collars          - U.S. government securities
                                 10%):                       - Special situations          - Asset-backed and mortgage-
                                 - SPDRs                     - Convertible securities        backed securities
                                 - iShares                     and warrants                - Special situations
                               - Interest rate caps,         - ETFs
                                 floors and collars          - Securities lending
                               - Special situations
                               - Securities lending
                               - ETFs
                               - Unseasoned companies
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 What risks normally affect    - Active trading              - Active trading              - Active trading
 the Portfolio?                - Credit quality              - Derivatives                 - Derivatives
                               - Derivatives                 - Emerging markets            - Emerging markets
                               - Emerging markets            - Foreign exposure            - Foreign exposure
                               - Foreign exposure            - Growth stocks               - Hedging
                               - Growth stocks               - Hedging                     - Indexing
                               - Hedging                     - Indexing                    - Junk bonds
                               - Indexing                    - Junk bonds                  - Market volatility
                               - Interest rate               - Market volatility           - Non-diversified status
                                 fluctuations                - Non-diversified status      - Securities selection
                               - Junk bonds                  - Securities selection        - Small and medium sized
                               - Market volatility           - Small and medium sized        companies
                               - Non-diversified status        companies                   - Value investing
                               - Prepayment
                               - Securities selection
                               - Small and medium sized
                                 companies
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Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

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                                        MID CAP                       MID CAP                       SMALL CAP
                                    GROWTH PORTFOLIO              VALUE PORTFOLIO                   PORTFOLIO
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 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of small
 principal investments?          medium- sized companies       medium- sized companies       companies (at least 80% of
                                 (at least 80% of net          (at least 80% of net          net assets)
                                 assets) selected through      assets) selected through
                                 a growth strategy             a value strategy
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 What other types of           - Large-cap stocks            - Large-cap stocks            - Active trading
 investments may the           - Small-cap stocks            - Small-cap stocks            - Junk bonds (up to 20%)
 Portfolio significantly       - Short-term investments      - Junk bonds (up to 20%)      - Short-term investments (up
 invest in?                      (up to 20%)                 - Short-term investments        to 20%)
                               - Foreign securities (up to     (up to 20%)                 - Foreign securities (up to
                                 30%)                        - Foreign securities (up to     30%)
                               - ADRs/EDRs/GDRs                30%)                        - ADRs/EDRs/GDRs
                               - PFICs                       - ADRs/EDRs/GDRs              - PFICs
                                                             - Special situations          - Options and futures
                                                             - PFICs
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 What other types of           - Investment grade fixed      - Investment grade fixed      - Large-cap stocks
 investments may the             income securities             income securities           - Mid-cap stocks
 Portfolio use as part of      - U.S. government             - U.S. government             - Investment grade fixed
 efficient portfolio             securities                    securities                    income securities
 management or to enhance      - Asset-backed and            - Asset-backed and            - U.S. government securities
 return?                         mortgage- backed              mortgage- backed            - Asset-backed and mortgage-
                                 securities                    securities                    backed securities
                               - REITs                       - REITs                       - REITs
                               - Currency transactions       - Currency transactions       - Emerging markets
                               - Currency baskets            - Currency baskets            - Hybrid instruments (up to
                               - Emerging markets            - Custodial receipts and        10%)
                               - Options and futures           trust certificates          - Interest rate swaps,
                               - Hybrid instruments (up to   - Emerging markets              mortgage swaps, caps,
                                 10%)                        - Options and futures           floors and collars
                               - Interest rate swaps,        - Options on foreign          - Special situations
                                 mortgage swaps, caps,         currencies                  - Securities lending
                                 floors and collars          - Options on securities and   - ETFs
                               - Convertible securities        securities indices
                                 and warrants                - Hybrid instruments (up to
                               - ETFs                          10%):
                               - Securities lending            - SPDRs
                               - Special situations            - iShares
                                                             - Interest rate caps,
                                                               floors and collars
                                                             - Securities lending
                                                             - ETFs
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 What risks normally affect    - Active trading              - Active trading              - Active trading
 the Portfolio?                - Derivatives                 - Credit quality              - Credit quality
                               - Emerging markets            - Derivatives                 - Derivatives
                               - Foreign exposure            - Emerging markets            - Emerging markets
                               - Growth stocks               - Foreign exposure            - Foreign exposure
                               - Hedging                     - Hedging                     - Growth stocks
                               - Indexing                    - Indexing                    - Hedging
                               - Market volatility           - Interest rate               - Junk bonds
                               - Non-diversified status        fluctuations                - Indexing
                               - Securities selection        - Junk bonds                  - Interest rate fluctuations
                               - Small and medium sized      - Market volatility           - Market volatility
                                 companies                   - Non-diversified status      - Non-diversified status
                               - Technology sector           - Prepayment                  - Prepayment
                                                             - Securities selection        - Securities selection
                                                             - Small and medium sized      - Small and medium sized
                                                               companies                     companies
                                                             - Value investing
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                                                            Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

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                                  INTERNATIONAL EQUITY           DIVERSIFIED FIXED               CASH MANAGEMENT
                                       PORTFOLIO                  INCOME PORTFOLIO                  PORTFOLIO
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 What are the Portfolio's      - Equity securities (at       - Fixed income securities     - A diversified selection of
 principal investments?          least 80% of net assets)      (at least 80% of net          money market instruments
                                 of issuers in at least        assets) including U.S.
                                 three countries other         and foreign government
                                 than the U.S.                 securities ("Net assets"
                                                               will take into account
                                                               any borrowings for
                                                               investment purposes)
                                                             - Mortgage-backed
                                                               securities
                                                             - Investment grade fixed
                                                               income securities
                                                             - Foreign securities (up to
                                                               30%)
                                                             - Junk bonds (up to 20%)
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 What other types of           - Large-cap stocks            - Asset-backed and            - Investment grade fixed
 investments may the           - Mid-cap stocks                mortgage- backed              income securities
 Portfolio significantly       - Small-cap stocks              securities                  - U.S. government securities
 invest in?                    - Junk bonds (up to 20%)      - ADRs/EDRs/GDRs
                               - Short-term investments      - PFICs
                                 (up to 20%)                 - Short-term investments
                               - ADRs/EDRs/GDRs                (up to 20%)
                               - PFICs                       - ETFs
                               - Foreign securities
                               - Emerging markets
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 What other types of           - Investment grade fixed      - Currency transactions       - Asset-backed and mortgage-
 investments may the             income securities           - Currency baskets              backed securities
 Portfolio use as part of      - U.S. government             - Emerging markets
 efficient portfolio             securities                  - Options and futures
 management or to enhance      - Asset-backed and            - Hybrid instruments (up to
 return?                         mortgage-backed               10%)
                                 securities                  - Interest rate swaps,
                               - REITs                         mortgage swaps, caps,
                               - Currency transactions         floors and collars
                               - Currency baskets            - Special situations
                               - Custodial receipts and      - Securities lending
                                 trust certificate
                               - Options and futures
                               - Options of foreign
                                 currencies
                               - Options on securities and
                                 securities indices
                               - Hybrid instruments (up to
                                 10%):
                                 - SPDRs
                                 - iShares
                               - Interest rate caps,
                                 floors and collars
                               - Special situations
                               - Securities lending
                               - ETFs
                               - Unseasoned companies
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 What risks normally affect    - Active trading              - Active trading              - Credit quality
 the Portfolio?                - Credit quality              - Credit quality              - Interest rate fluctuations
                               - Derivatives                 - Derivatives                 - Market volatility
                               - Emerging markets            - Emerging markets            - Securities selection
                               - Foreign exposure            - Foreign exposure
                               - Hedging                     - Hedging
                               - Indexing                    - Indexing
                               - Interest rate               - Interest rate
                                 fluctuations                  fluctuations
                               - Junk bonds                  - Junk bonds
                               - Market volatility           - Market volatility
                               - Non-diversified status      - Prepayment
                               - Prepayment                  - Securities selection
                               - Securities selection
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Seasons Series Trust

                           SEASONS FOCUSED PORTFOLIOS

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                                                                            FOCUS GROWTH PORTFOLIO
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 What are the Portfolio's principal investments?              - Equity securities of companies of any market
                                                                capitalization
                                                                - common stocks
                                                                - preferred stocks
                                                                - convertible securities
                                                                - warrants
                                                                - rights
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 What other types of investments may the Portfolio            - Preferred stocks
 significantly invest in?                                     - Junk bonds (up to 20%)
                                                              - Foreign securities
------------------------------------------------------------------------------------------------------------------
 What other types of investments may the Portfolio use as     - Short-term investments (up to 20%)
 part of efficient portfolio management or to enhance         - Defensive instruments
 return?                                                      - Options and futures
                                                              - Special situations
                                                              - Currency transactions
                                                              - ETFs
                                                              - Fixed-income securities
                                                              - Hybrid instruments (up to 10%)
                                                              - REITs
                                                              - Securities lending
                                                              - Forward foreign currency exchange contracts
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 What risks normally affect the Portfolio?                    - Active trading
                                                              - Credit quality
                                                              - Derivatives
                                                              - Foreign exposure
                                                              - Growth stocks
                                                              - Hedging
                                                              - Interest rate fluctuations
                                                              - Junk bonds
                                                              - Market volatility
                                                              - Non-diversified status
                                                              - Securities selection
                                                              - Small and medium sized companies
                                                              - Emerging markets
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                                                            Seasons Series Trust

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                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

A CURRENCY BASKET consists of specified amounts of currencies of certain foreign countries.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to generate income. For example, a Portfolio may enter into foreign forward currency exchange contracts to gain exposure to a country or region.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which certain Portfolios may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain Portfolios may also invest in separately issued interests in custodial receipts and trust certificates.

DEFENSIVE INSTRUMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. With respect to all Portfolios, generally, large-cap stocks will include companies that fall within the range of the Russell 1000(R) Index, mid-cap stocks will include companies that fall within the capitalization range of either the Russell Midcap(R) Index or the S&P Midcap(R) 400 Index, and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index as of the date of this Prospectus.
         Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

Seasons Series Trust

EXCHANGE TRADED FUNDS (ETFS) are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risk of owning an ETF reflects the risk of owning the underlying security they are designed to track. Lack of liquidity in an ETF results in it being more volatile.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Manager).

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICS), American Depositary Receipts
(ADRS) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS). Certain companies based outside the United States may not be considered foreign securities if their operations are linked primarily to the United States. In general, the Manager may not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be foreign securities. An EMERGING MARKET country is generally one with a low or middle income economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Manager.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date the contract is entered into). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

                                                            Seasons Series Trust

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts (SPDRs) and ISHARESSM) and STRUCTURED SECURITIES and other ETFS, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

INTEREST RATE SWAPS, MORTGAGE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of interest payments is based, is tied to a reference pool or pools of mortgages.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, currencies or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security, or other asset or currency, at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may sell covered call and put options and purchase put and call options on any securities in which the Portfolios may invest or on any securities index consisting of securities in which it may invest. A Portfolio may also, to the extent consistent with its investment policies, purchase and sell put and call options on foreign currencies.

REITS (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities with the commitment to purchase substantially similar (same type, coupon, maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions, the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that the price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

TOTAL RETURN SWAPS are contracts under which one party agrees to make payments of the total return from the underlying asset during the specified period.

UNSEASONED COMPANIES are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might

Seasons Series Trust
otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.

U.S. TREASURY INFLATION PROTECTION SECURITIES are issued by the United States Department of Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers. The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

A SPECIAL SITUATION arises when, in the opinion of the Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

ABOUT THE INDICES

     - LEHMAN BROTHERS U.S. AGGREGATE INDEX combines several Lehman Brothers fixed income indices to give a broad view of the performance of the U.S. fixed income market.

     - MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX is a market capitalization weighted composite of securities in 19 developed markets.

     - RUSSELL 2000(R) INDEX is an unmanaged index of common stock prices that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.

     - RUSSELL MIDCAP(R) GROWTH INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

     - RUSSELL MIDCAP(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

     - S&P 500(R) INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is also an unmanaged market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

Certain Portfolios invest in either the growth or value "subset" of an index. These subsets are created by splitting an index according to "book-to-price" ratio (that is, the difference between an issuer's "book value" and its market capitalization). The value subset of an index contains securities of issuers with lower book-to-price ratios, while a growth subset contains those of issuers with higher book-to-price ratios. The S&P 500(R)/BARRA GROWTH AND VALUE INDEXES are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with lower book-to-price ratios; conversely, the growth index has firms with higher book-to-price ratios. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indexes, the value and growth indexes are capitalization-weighted, meaning that each stock is weighted in proportion to its market value. Investors cannot invest directly in the indexes.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and

                                                            Seasons Series Trust
correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each fiscal year in the past five years or since inception.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market may reward growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

INDEXING: The passively managed index portion of each Multi-Managed Seasons Select Portfolio will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular

Seasons Series Trust
security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SHORT SALE RISKS: Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and policies. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

VALUE INVESTING: When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND MANAGER

AIG SUNAMERICA ASSET MANAGEMENT CORP. SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the Subadvisers for the Portfolios, manages the investments for certain Portfolios or portions of Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.

SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $41 billion as of March 31, 2005. SunAmerica is an indirect wholly-owned subsidiary of American International Group, Inc. SunAmerica is engaged in providing investment advice and management services to the Trust, other mutual funds and pension funds. In addition to serving as adviser to the Trust, SunAmerica serves as adviser, manager and/or administrator for AIG Series Trust, Anchor Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Focused Alpha Growth Fund, Inc., SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

In addition to serving as the investment adviser and manager to the Trust and each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages the CASH MANAGEMENT PORTFOLIO, the AGGRESSIVE GROWTH/SUNAMERICA and BALANCED/SUNAMERICA components of the Multi-Managed Seasons Portfolios, and portions of the LARGE CAP COMPOSITE, SMALL CAP and DIVERSIFIED FIXED INCOME PORTFOLIOS.

For the fiscal year ended March 31, 2005 each Seasons Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Multi-Managed Growth Portfolio.......................            0.89%
Multi-Managed Moderate Growth Portfolio..............            0.85%
Multi-Managed Income/Equity Portfolio................            0.81%
Multi-Managed Income Portfolio.......................            0.77%
Asset Allocation: Diversified Growth Portfolio.......            0.85%
Stock Portfolio......................................            0.85%

For the fiscal year ended March 31, 2005, each Seasons Select Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Large Cap Growth Portfolio...........................            0.80%
Large Cap Composite Portfolio........................            0.80%
Large Cap Value Portfolio............................            0.80%
Mid Cap Growth Portfolio.............................            0.85%
Mid Cap Value Portfolio..............................            0.85%
Small Cap Portfolio..................................            0.85%
International Equity Portfolio.......................            1.00%
Diversified Fixed Income Portfolio...................            0.70%
Cash Management Portfolio............................            0.55%

Seasons Series Trust

For the fiscal year ended March 31, 2005, each Seasons Focused Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                FEE
---------                                               -----
Focus Growth Portfolio................................  1.00%

SunAmerica compensates the Subadvisers out of the fees that it receives from the Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica ("unaffiliated Subadvisers") approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadviser agreement. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers, except for AIGGIC, is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers fees. These fees do not increase Portfolio expenses.

INFORMATION ABOUT THE SUBADVISERS

AIG GLOBAL INVESTMENT CORP. AIGGIC, a New Jersey corporation, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG") and is a part of AIG Global Investment Group ("AIGGIG"). AIGGIG comprises a group of international companies (including AIGGIC), which provide investment advice and market asset management products and services to clients around the world. As of March 31, 2005, AIGGIG managed approximately $493 billion, of which approximately $421 billion relates to AIG affiliates and $72 billion relates to client assets. These figures do not include assets sub-advised to third-party managers. AIGGIC is located at 70 Pine Street, New York, New York 10270.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC. BACAP is located at 100 Federal Street, Boston, MA 02110. BACAP is dedicated to providing responsible investment management and superior service and manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of March 31, 2005, BACAP had over $185.4 billion in assets under management.

CREDIT SUISSE ASSET MANAGEMENT, LLC. CSAM is a part of Credit Suisse Asset Management, the institutional and mutual-fund asset-management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group. Under the management of Credit Suisse First Boston, CSAM provides asset management products and services to global corporate, institutional and government clients. As of March 31, 2005, CSAM managed over $335.2 billion in assets under management.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. GSAM is located at 32 Old Slip, New York, New York 10005. GSAM registered as an investment adviser in 1990. GSAM is one of the leading global investment managers, serving a wide range of clients including pension funds, foundations, insurance companies and individual investors. As of March 31, 2005, GSAM, along with other units of the Investment Management Division of Goldman Sachs & Co. ("Goldman Sachs"), had approximately $462.9 billion in assets under management.

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL. GSAM-International, a business unit of Goldman Sachs, is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. As of March 31,

                                                            Seasons Series Trust

2005, GSAM-International, along with other units of Goldman Sachs, had approximately $462.9 billion in assets under management.

JANUS CAPITAL MANAGEMENT LLC. Janus is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, Colorado 80206. Janus serves as investment adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 31, 2005, Janus' parent company, Janus Capital Group Inc., had approximately $132.2 billion in assets under management.

LORD, ABBETT & CO. LLC. Lord Abbett, located at 90 Hudson Street, Jersey City, New Jersey 07302, has been an investment manager for over 70 years. Lord Abbett provides similar services to 50 mutual fund portfolios having various investment objectives and also advises other investment clients. As of March 31, 2005, Lord Abbett had approximately $94 billion in assets under management.

MARSICO CAPITAL MANAGEMENT, LLC. Marsico is a Delaware limited liability company located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico provides investment management services to various mutual funds, institutional accounts and private accounts. As of March 31, 2005, Marsico had approximately $45.9 billion in assets under management.

PUTNAM INVESTMENT MANAGEMENT, L.L.C. Putnam is a Delaware limited liability company with principal offices at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2005, Putnam had approximately $199.3 billion in assets under management.

SALOMON BROTHERS ASSET MANAGEMENT INC. Salomon Brothers, located at 399 Park Avenue, New York, New York 10022, is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"). Salomon Brothers was established in 1987 and, together with its affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and securities trading -- and use diverse channels to make them available to consumer and corporate customers around the world. As of March 31, 2005, Salomon Brothers had approximately $82.5 billion in assets under management.

T. ROWE PRICE ASSOCIATES, INC. T. Rowe Price is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2005, T. Rowe Price had approximately $235.9 billion in assets under management.

WELLINGTON MANAGEMENT COMPANY, LLP. Wellington Management is a Massachusetts limited liability partnership. The principal offices of Wellington Management are located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of March 31, 2005, Wellington had approximately $470 billion in assets under management.

Seasons Series Trust

PORTFOLIO MANAGEMENT

The management of each Portfolio and Managed Component is summarized in the following tables.

                               SEASONS PORTFOLIOS

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio                 - Janus
                                                  (through Growth/Janus component)
                                                - SunAmerica
                                                  (through Aggressive Growth/SunAmerica
                                                  component and Balanced/SunAmerica
                                                  component)
                                                - Wellington Management
                                                  (through Fixed Income/Wellington
                                                  Management component)
--------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio        - Janus
                                                  (through Growth/Janus component)
                                                - SunAmerica
                                                  (through Aggressive Growth/SunAmerica
                                                  component and Balanced/SunAmerica
                                                  component)
                                                - Wellington Management
                                                  (through Fixed Income/Wellington
                                                  Management component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio          - Janus
                                                  (through Growth/Janus component)
                                                - SunAmerica
                                                  (through Balanced/SunAmerica component)
                                                - Wellington Management
                                                  (through Fixed Income/Wellington
                                                  Management component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio                 - Janus
                                                  (through Growth/Janus component)
                                                - SunAmerica
                                                  (through Balanced/SunAmerica component)
                                                - Wellington Management
                                                  (through Fixed Income/Wellington
                                                  Management component)
--------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth           - Putnam
 Portfolio
--------------------------------------------------------------------------------------------
 Stock Portfolio                                - T. Rowe Price
--------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio                     - AIGGIC
                                                - GSAM
                                                - Janus
--------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio                  - AIGGIC
                                                - SunAmerica
                                                - T. Rowe Price
--------------------------------------------------------------------------------------------
 Large Cap Value Portfolio                      - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio                       - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        - AIGGIC
                                                - GSAM
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Small Cap Portfolio                            - AIGGIC
                                                - Salomon
                                                - SunAmerica
--------------------------------------------------------------------------------------------
 International Equity Portfolio                 - AIGGIC
                                                - GSAM-International
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio             - AIGGIC
                                                - SunAmerica
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Cash Management Portfolio                      - BACAP
--------------------------------------------------------------------------------------------

                           SEASONS FOCUSED PORTFOLIO

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Focus Growth Portfolio                         - CSAM
                                                - Janus
                                                - Marsico
--------------------------------------------------------------------------------------------

Seasons Series Trust

The investment manager(s) and/or management team(s) that have joint and primary responsibility for the day-to-day management of the Portfolios are set forth below in the following table. Unless otherwise noted, a management team's members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Aggressive Growth/       SunAmerica      - Brian P. Clifford           Mr. Clifford joined
 SunAmerica component                       Vice President and          SunAmerica in March 1998 as
 (Multi-Managed                             Portfolio Manager           a portfolio manager and was
 Seasons Portfolios)                                                    named Vice President in
                                                                        October 1999. From 1995
                                                                        until he joined SunAmerica,
                                                                        Mr. Clifford was a
                                                                        portfolio manager with
                                                                        Morgan Stanley Dean Witter.
---------------------------------------------------------------------------------------------------
 Balanced/ SunAmerica     SunAmerica      - Francis D. Gannon           Mr. Gannon has been a
 component (Multi-                          Senior Vice President and   portfolio manager with the
 Managed Seasons                            Portfolio Manager           firm since 1996. He joined
 Portfolios)                                (Domestic Equity            SunAmerica as an equity
                                            Investment Team)            analyst in 1993.
                                          - Greg A. Braun               Mr. Braun joined AIG Global
                                            Managing Director           Investment Group (AIGGIG)
                                                                        with the acquisition of
                                                                        American General Investment
                                                                        Management (AGIM) in 2001.
                                                                        Mr. Braun is responsible
                                                                        for the co-management of
                                                                        high yield mutual funds and
                                                                        CBOs. He was previously
                                                                        group head for cyclical
                                                                        industry research and
                                                                        responsible for research in
                                                                        industrial credits such as
                                                                        home construction,
                                                                        packaging, and paper. Prior
                                                                        to joining AGIM in 1996, he
                                                                        worked at Principal Mutual
                                                                        Life Insurance Company in
                                                                        its private placements
                                                                        department with three years
                                                                        in Principal Mutual's
                                                                        workout group and three
                                                                        years in its industrial
                                                                        group's private placement
                                                                        originations. Prior to
                                                                        Principal Mutual,
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Balanced/ SunAmerica     SunAmerica                                    Mr. Braun worked for three
 component (Multi-                                                      years at Pacific Investment
 Managed Seasons                                                        Management Company. Mr.
 Portfolios) (continued)                                                Braun received a BA in
                                                                        Business Administration
                                                                        from California State
                                                                        University, Fullerton, and
                                                                        an MBA from Indiana
                                                                        University. He is also a
                                                                        CFA charter holder.
                                         - Thomas Reeg                  Mr. Reeg joined AIGGIG in
                                           Managing Director            2002 and is responsible for
                                                                        co-management of CBOs and
                                                                        mutual fund portfolios. He
                                                                        also coordinates research
                                                                        in the gaming and electric
                                                                        sectors. Prior to joining
                                                                        AIGGIG, Mr. Reeg was a
                                                                        senior research analyst
                                                                        covering
                                                                        telecommunications, casino,
                                                                        lodging and leisure sectors
                                                                        at Bank One Capital
                                                                        Markets. Mr. Reeg's
                                                                        previous experience also
                                                                        includes similar research
                                                                        positions with ABN Amro and
                                                                        Bank of America Securities.
                                                                        He received a BBA in
                                                                        Finance from the University
                                                                        of Notre Dame in 1993. Mr.
                                                                        Reeg is a CFA charter
                                                                        holder.
---------------------------------------------------------------------------------------------------
 Growth/Janus component   Janus          - Scott W. Schoelzel           Mr. Schoelzel has been a
 (Multi-Managed                            Executive Vice President     portfolio manager with
 Seasons Portfolios)                       and Portfolio Manager        Janus since joining the
                                                                        firm in 1994. He has
                                                                        managed the Janus Twenty
                                                                        Fund since August 1997 and
                                                                        the Janus Aspen Capital
                                                                        Appreciation Portfolio and
                                                                        the Janus Adviser Capital
                                                                        Appreciation Fund since
                                                                        their inception.
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Fixed Income/            Wellington     - Lucius T. Hill, III          Mr. Hill joined Wellington
 Wellington Management    Management       Senior Vice President and    Management as an investment
 component                                 Portfolio Manager            professional in 1993. Mr.
 (Multi-Managed                                                         Hill has served as the
 Seasons Portfolios)                                                    Portfolio Manager for the
                                                                        Portfolios since 1999.
                                         - Campe Goodman, CFA Vice      Mr. Goodman joined
                                           President and Portfolio      Wellington Management as an
                                           Manager                      investment professional in
                                                                        2000. Mr. Goodman has
                                                                        served as the Portfolio
                                                                        Manager for the Portfolios
                                                                        since 2004. Prior to
                                                                        joining Wellington
                                                                        Management, Mr. Goodman
                                                                        spent four years at the
                                                                        Massachusetts Institute of
                                                                        Technology studying
                                                                        macroeconomics and finance
                                                                        in a doctoral program in
                                                                        economics.
                                         - Richard T. Crawford, II,     Mr. Crawford joined
                                           CFA                          Wellington Management as an
                                           Vice President               investment professional in
                                                                        1994. Mr. Crawford has been
                                                                        involved in portfolio
                                                                        Management and securities
                                                                        analysis for the high yield
                                                                        portion of the Portfolios
                                                                        since 1997.
                                         - Michael F. Garrett           Mr. Garrett joined
                                           Vice President               Wellington Management as an
                                                                        investment professional in
                                                                        1999. Mr. Garrett has been
                                                                        involved in portfolio
                                                                        management and securities
                                                                        analysis for the mortgage
                                                                        portion of the Portfolios
                                                                        since 1999.
                                         - Scott I. St. John            Mr. St. John joined
                                           Vice President               Wellington Management as an
                                                                        investment professional in
                                                                        2003. Mr. St. John has been
                                                                        involved in portfolio
                                                                        management and securities
                                                                        analysis for the high yield
                                                                        portion of the Portfolios
                                                                        since 2003. Prior to
                                                                        joining Wellington
                                                                        Management, Mr. St. John
                                                                        was a Fixed Income Analyst
                                                                        at State Street Research
                                                                        (2001-2003) and Eaton Vance
                                                                        Management (1995-2001).
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Asset Allocation:        Putnam         Global Asset Allocation Team:
 Diversified Growth
 Portfolio
                                         - Jeffrey L. Knight            Mr. Knight is Managing
                                           Team Leader                  Director and Chief
                                                                        Investment Officer of the
                                                                        Global Asset Allocation
                                                                        Team. He joined Putnam in
                                                                        1993 and is a Chartered
                                                                        Financial Analyst with 11
                                                                        years investment
                                                                        experience.
                                         - Robert J. Kea                Mr. Kea is Senior Vice
                                           Team member                  President and Quantitative
                                                                        Analyst in the Global Asset
                                                                        Allocation Team. He joined
                                                                        Putnam in 1989 and is a
                                                                        Chartered Financial Analyst
                                                                        with 15 years of investment
                                                                        experience.
                                         - Robert J. Schoen             Mr. Schoen is Senior Vice
                                           Team member                  President and Quantitative
                                                                        Analyst for the Global
                                                                        Asset Allocation Team. He
                                                                        joined Putnam in 1987 and
                                                                        has 14 years of investment
                                                                        experience.
                                         - Bruce S. MacDonald           Mr. MacDonald is a Senior
                                           Team member                  Vice President and Senior
                                                                        Investment Strategist of
                                                                        The Global Asset Allocation
                                                                        Team. He joined Putnam in
                                                                        1998 and has 11 years of
                                                                        investment experience.
---------------------------------------------------------------------------------------------------
 Stock Portfolio          T. Rowe Price  - Robert W. Smith Investment   Mr. Smith has been managing
                                           Advisory Committee Chairman  investments with T. Rowe
                                           and Vice President           Price since joining the
                                                                        firm in 1992.
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Growth         AIGGIC         - Lan Cai                      Ms. Cai joined AIGGIG in
 Portfolio                                 Vice President and           2000 and serves as
                                           Portfolio Manager            Portfolio Manager for US
                                                                        Equities, with
                                                                        responsibility for managing
                                                                        enhanced index portfolios
                                                                        through merger and
                                                                        acquisition related risk
                                                                        arbitrage. She also sits on
                                                                        the AIG Derivatives
                                                                        Committee, which oversees
                                                                        firm wide derivatives
                                                                        transactions and structured
                                                                        financial products. Prior
                                                                        to joining AIGGIG, Ms. Cai
                                                                        was Director of Financial
                                                                        Product Research and
                                                                        Development at the Chicago
                                                                        Mercantile Exchange
                                                                        beginning in 1996, where
                                                                        she played a key role in
                                                                        developing financial
                                                                        derivatives products and
                                                                        building the electronic
                                                                        trading system, GLOBEX2.
                                                                        Ms. Cai received an MBA
                                                                        from the University of
                                                                        Chicago and is a CFA
                                                                        charter holder.
                                         - James O. Kurtz               Mr. Kurtz joined AIGGIG
                                           Vice President and           with the acquisition of
                                           Portfolio Manager            AGIM in 2001. As a Senior
                                                                        Portfolio Manager, he is
                                                                        responsible for the
                                                                        management and trading of
                                                                        the wide variety of
                                                                        domestic and international
                                                                        equity index funds managed
                                                                        by AIGGIG. In addition, Mr.
                                                                        Kurtz and his team provide
                                                                        equity derivative and
                                                                        passive trading support for
                                                                        AIGGIG's traditional and
                                                                        enhanced equity products.
                                                                        Prior to AIGGIG, Mr. Kurtz
                                                                        worked at Sears Investment
                                                                        Management Co. (SIMCO), the
                                                                        retirement fund management
                                                                        subsidiary of Sears,
                                                                        Roebuck and Co. from 1978
                                                                        to 2000, most recently as
                                                                        Manager of Passive Equity
                                                                        Investments. At SIMCO, he
                                                                        managed the equity trading
                                                                        function and established
                                                                        and
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Growth         AIGGIC                                        managed the firm's indexing
 Portfolio (continued)                                                  and derivative
                                                                        capabilities. Mr. Kurtz
                                                                        earned an AB degree in
                                                                        Mathematics from Dartmouth
                                                                        College and an MBA degree
                                                                        in Management Information
                                                                        Systems and Finance from
                                                                        the University of Chicago.
                                                                        He has served on advisory
                                                                        committees to the New York
                                                                        Stock Exchange and the
                                                                        Chicago Board Options
                                                                        Exchange and has been an
                                                                        officer and director of
                                                                        both the Chicago and
                                                                        National Options and
                                                                        Futures Societies. He is
                                                                        currently a member of the
                                                                        Market Technicians
                                                                        Association and the
                                                                        Professional Risk Manager's
                                                                        International Association.
                                         - John P. Toohey               Mr. Toohey is responsible
                                           Vice President               for overseeing the asset
                                                                        allocation and investments
                                                                        supporting AIG pension
                                                                        plans worldwide. From
                                                                        December 2000 to November
                                                                        2003, he was Vice President
                                                                        of AIGGIC Global Risk
                                                                        Management. In this
                                                                        capacity, he was
                                                                        responsible for
                                                                        quantitative analysis
                                                                        relating to the AIG
                                                                        insurance company
                                                                        investment portfolios. Mr.
                                                                        Toohey joined AIG in 2000.
                                                                        Prior to AIG, he spent 11
                                                                        years at MetLife. He
                                                                        received a B.A. degree in
                                                                        Mathematics (Magna Cum
                                                                        Laude) from Williams
                                                                        College. He is also a
                                                                        Fellow of the Society of
                                                                        Actuaries and holds a
                                                                        Chartered Financial Analyst
                                                                        designation.
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Growth         AIGGIC         - Timothy Campion              Mr. Campion joined AIGGIG
 Portfolio (continued)                     Portfolio Manager            in 1999. He is a Portfolio
                                                                        Manager responsible for
                                                                        enhanced index products.
                                                                        Prior to joining AIGGIG,
                                                                        Mr. Campion spent three
                                                                        years in Boston at Mellon
                                                                        Trust in the Mutual Fund
                                                                        group. His investment
                                                                        industry experience began
                                                                        in 1996. Mr. Campion
                                                                        received a BS degree in
                                                                        History from Middlebury
                                                                        College. He is currently a
                                                                        Level 1 Chartered Financial
                                                                        Analyst candidate.
---------------------------------------------------------------------------------------------------
                          GSAM           - Steven M. Barry              Mr. Barry joined GSAM as a
                                           Managing Director, Chief     portfolio manager in 1999.
                                           Investment Officer and       From 1988 to 1999, he was a
                                           Senior Portfolio Manager     portfolio manager at
                                                                        Alliance Capital
                                                                        Management.
                                         - Herbert E. Ehlers            Mr. Ehlers joined GSAM as a
                                           Managing Director, Chief     senior portfolio manager
                                           Investment Officer and       and Chief Investment
                                           Senior Portfolio Manager     Officer of the Growth team
                                                                        in 1997.
                                         - Gregory H. Ekizian           Mr. Ekizian joined GSAM as
                                           Managing Director, Chief     portfolio manager and Co-
                                           Investment Officer and       Chair of the Growth
                                           Senior Portfolio Manager     Investment Committee in
                                                                        1997.
                                         - David G. Shell               Mr. Shell joined GSAM as a
                                           Managing Director, Chief     portfolio manager in 1997.
                                           Investment Officer and
                                           Senior Portfolio Manager
---------------------------------------------------------------------------------------------------
                          Janus          - Scott W. Schoelzel           See above.
                                           Executive Vice President
                                           and Portfolio Manager
---------------------------------------------------------------------------------------------------
 Large Cap Composite      AIGGIC         - Lan Cai, Vice President and  See above.
 Portfolio                                 Portfolio Manager
                                         - James O. Kurtz,
                                           Vice President and
                                           Portfolio Manager
                                         - John P. Toohey,
                                           Vice President
                                         - Timothy Campion, Portfolio
                                           Manager
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Composite      SunAmerica     - Francis D. Gannon            See above.
 Portfolio (continued)                     Senior Vice President and
                                           Portfolio Manager
                                         - Steven A. Neimeth            Mr. Neimeth joined the firm
                                           Senior Vice President and    as a portfolio manager in
                                           Portfolio Manager            April 2004. From 2002 until
                                                                        he joined SunAmerica, Mr.
                                                                        Neimeth was a portfolio
                                                                        manager of The Neuberger
                                                                        Berman Large-Cap Value
                                                                        Fund. Between 1997 and
                                                                        2002, Mr. Neimeth was a
                                                                        portfolio manager and
                                                                        research analyst at Bear
                                                                        Stearns Asset Management.
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Robert W. Smith              See above.
                                           Investment Advisory
                                           Committee Chairman and Vice
                                           President
---------------------------------------------------------------------------------------------------
 Large Cap Value          AIGGIC         - Lan Cai, Vice President and  See above.
 Portfolio                                 Portfolio Manager
                                         - James O. Kurtz,
                                           Vice President and
                                           Portfolio Manager
                                         - John P. Toohey,
                                           Vice President
                                         - Timothy Campion, Portfolio
                                           Manager
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Brian C. Rogers, CFA, CIC    Mr. Rogers joined T. Rowe
                                           Chief Investment Officer     Price's Equity Research
                                           Investment Advisory          Division in 1982 and has
                                           Committee Chairman and Vice  been managing investments
                                           President                    since 1983.
---------------------------------------------------------------------------------------------------
                          Wellington     - W. Michael Reckmeyer, II,    Mr. Reckmeyer joined
                          Management       CFA                          Wellington Management as an
                                           Vice President and           investment professional in
                                           Portfolio Manager            1994. Mr. Reckmeyer has
                                                                        served as the Portfolio
                                                                        Manager for the Portfolio
                                                                        since July 2005.
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Value          Wellington     - John R. Ryan, CFA            Mr. Ryan joined Wellington
 Portfolio (continued)    Management       Senior Vice President and    Management as an investment
                                           Managing Partner             professional in 1981. Mr.
                                                                        Ryan has been involved in
                                                                        Portfolio management and
                                                                        securities analysis for the
                                                                        Portfolio since 1999.
---------------------------------------------------------------------------------------------------
 Mid Cap Growth           AIGGIC         - Lan Cai, Vice President and  See above.
 Portfolio                                 Portfolio Manager
                                         - James O. Kurtz,
                                           Vice President and
                                           Portfolio Manager
                                         - John P. Toohey,
                                           Vice President
                                         - Timothy Campion, Portfolio
                                           Manager
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Donald J. Peters             Mr. Peters has been a
                                           Investment Advisory          portfolio manager and
                                           Committee Chairman and Vice  quantitative investment
                                           President                    analyst for T. Rowe Price's
                                                                        Equity Research Division
                                                                        since joining the firm in
                                                                        1993.
---------------------------------------------------------------------------------------------------
                          Wellington     - Stephen Mortimer             Mr. Mortimer joined
                          Management       Vice President and           Wellington Management as an
                                           Portfolio Manager            investment professional in
                                                                        2001. Mr. Mortimer has
                                                                        served as the Portfolio
                                                                        Manager for the Portfolio
                                                                        since 2002. Prior to
                                                                        joining Wellington
                                                                        Management, Mr. Mortimer
                                                                        was an Equity Analyst at
                                                                        Vinik Asset Management
                                                                        (1998-2000) and a Research
                                                                        Analyst at Colonial
                                                                        Management (1997-1998).
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  AIGGIC         - Lan Cai                      See above.
                                           Vice President and
                                           Portfolio Manager
                                         - James O. Kurtz
                                           Vice President and
                                           Portfolio Manager
                                         - John P. Toohey,
                                           Vice President
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  AIGGIC         - Timothy Campion,             See above.
 (continued)                               Portfolio Manager
---------------------------------------------------------------------------------------------------
                          GSAM           - Andrew Braun                 Mr. Braun joined GSAM as a
                                           Managing Director and        mutual fund product
                                           Portfolio Manager            development analyst in July
                                                                        1993. From January 1997 to
                                                                        April 2001, he was a
                                                                        research analyst on the
                                                                        GSAM Value team and became
                                                                        a portfolio manager in May
                                                                        2001.
                                         - Dolores Bamford, CFA         Ms. Bamford joined GSAM as
                                           Managing Director and        a portfolio manager for the
                                           Portfolio Manager            Value team in April 2002.
                                                                        Prior to that, she was a
                                                                        portfolio manager at Putnam
                                                                        Investments for various
                                                                        products since 1991.
                                         - Sean Gallagher               Mr. Gallagher joined GSAM
                                           Vice President and           as a research analyst in
                                           Portfolio Manager            May 2000. He became a
                                                                        portfolio manager in
                                                                        December 2001. From October
                                                                        1993 to May 2000, he was a
                                                                        research analyst at Merrill
                                                                        Lynch Asset Management.
                                         - Lisa Parisi, CFA             Ms. Parisi joined GSAM as a
                                           Managing Director and        portfolio manager in August
                                           Portfolio Manager            2001. From December 2000 to
                                                                        August 2001, she was a
                                                                        portfolio manager at John
                                                                        A. Levin & Co. From March
                                                                        1995 to December 2000, she
                                                                        was a portfolio manager and
                                                                        managing director at
                                                                        Valenzuela Capital.
                                         - Eileen Rominger              Ms. Rominger joined GSAM as
                                           Managing Director, Chief     a portfolio manager and
                                           Investment Officer and       Chief Investment officer of
                                           Senior Portfolio Manager     the Value Equity team in
                                                                        1999.
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  Lord Abbett    - Howard E. Hansen             Mr. Hansen joined Lord
 (continued)                               Partner at Lord Abbett and   Abbett in 1995. He has been
                                           Investment Manager           an associate portfolio
                                                                        manager since 1997.
                                         - Edward K. von der Linde      Mr. von der Linde has been
                                           Partner at Lord Abbett,      a portfolio manager with
                                           Investment Manager and Team  Lord Abbett since 1995. He
                                           Leader                       joined the firm in 1988.
---------------------------------------------------------------------------------------------------
 Small Cap Portfolio      AIGGIC         - Lan Cai                      See above.
                                           Vice President and
                                           Portfolio Manager
                                         - James O. Kurtz
                                           Vice President and
                                           Portfolio Manager
                                         - John P. Toohey,
                                           Vice President
                                         - Timothy Campion,
                                           Portfolio Manager
---------------------------------------------------------------------------------------------------
                          Salomon        - Peter J. Hable               Mr. Hable is a Managing
                          Brothers         Managing Director and        Director in the Salomon
                                           Portfolio Manager            Brothers Asset Management
                                                                        group and has been with the
                                                                        firm (or its predecessor)
                                                                        since 1983.
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Brian P. Clifford            See above.
                                           Vice President and
                                           Portfolio Manager
---------------------------------------------------------------------------------------------------
 International Equity     AIGGIC         - Lan Cai                      See above.
 Portfolio                                 Vice President and
                                           Portfolio Manager
                                         - James O. Kurtz
                                           Vice President and
                                           Portfolio Manager
                                         - John P. Toohey
                                           Vice President
                                         - Timothy Campion
                                           Portfolio Manager
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 International Equity     GSAM-          - Mark Beveridge               Mr. Beveridge joined GSAM-
 Portfolio (continued)    International    Chief Investment Officer of  International as Chief
                                           Non-U.S. Active Equity and   Investment Officer of its
                                           Multi-Regional Equity and    Non- U.S. Active Equity and
                                           Senior Portfolio Manager     Multi- Regional business in
                                                                        December 2004. From 1985 to
                                                                        2004, Mr. Beveridge was
                                                                        with Franklin Templeton
                                                                        where he was Executive Vice
                                                                        President and Senior
                                                                        Portfolio Manager for
                                                                        non-U.S. portfolios.
                                         - William Howard               Mr. Howard joined GSAM in
                                           Senior Portfolio Manager     January 2005. From 1993 to
                                                                        2004, Mr. Howard worked at
                                                                        Franklin Templeton where he
                                                                        was a senior portfolio
                                                                        manager managing non-U.S.
                                                                        portfolios.
                                         - Michael Stanes               Mr. Stanes joined GSAM-
                                           Executive Director and       International as a
                                           Senior Portfolio Manager     portfolio manager in
                                                                        November 2002. From 1986 to
                                                                        2001, he worked at Mercury
                                                                        Asset Management where he
                                                                        managed U.K. equity
                                                                        portfolios in London,
                                                                        Japanese equity portfolios
                                                                        in Tokyo and, most
                                                                        recently, U.S. and global
                                                                        equity portfolios in the
                                                                        U.S.
                                         - Nuno Fernandes               Mr. Fernandes joined
                                           Executive Director and       GSAM-International as a
                                           Senior Portfolio Manager     research analyst on the
                                                                        Global Emerging Markets
                                                                        Equity team in April 1998.
                                                                        He was named a senior
                                                                        portfolio manager in April
                                                                        1999.
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 International Equity     Lord Abbett    - Harold E. Sharon             Mr. Sharon joined Lord
 Portfolio (continued)                     Director of International    Abbett in 2003. From 2001
                                           Core Equity Team             to 2003, he worked as a
                                                                        consultant for various
                                                                        financial and venture
                                                                        capital companies. Prior
                                                                        thereto, Mr. Sharon served
                                                                        as a Managing Director of
                                                                        Warburg Pincus Asset
                                                                        Management and Credit
                                                                        Suisse Asset Management.
                                         - Vincent J. McBride           Mr. McBride joined Lord
                                           Senior Portfolio Manager     Abbett in 2003 from Warburg
                                                                        Pincus Asset Management and
                                                                        Credit Suisse Asset
                                                                        Management, where he served
                                                                        as Managing Director.
---------------------------------------------------------------------------------------------------
 Cash Management          BACAP          - Patrick Graham               Mr. Graham joined BACAP as
 Portfolio                                 Director, Senior Money       Senior Money Market
                                           Market Portfolio Manager     Portfolio Manager in
                                                                        October 2004. Prior to
                                                                        joining BACAP, Mr. Graham
                                                                        was a senior money market
                                                                        portfolio manager at Bank
                                                                        One Investment Advisors
                                                                        Corp., (1996-2004) and a
                                                                        computer applications
                                                                        specialist and associate
                                                                        tax-exempt money market
                                                                        manager at ASB Capital
                                                                        Management (1988-1994).
---------------------------------------------------------------------------------------------------
 Diversified Fixed        AIGGIC         - Lan Cai                      See above.
 Income Portfolio                          Vice President and
                                           Portfolio Manager
                                         - James O. Kurtz
                                           Vice President and
                                           Portfolio Manager
                                         - John P. Toohey,
                                           Vice President
                                         - Timothy Campion,
                                           Portfolio Manager
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Diversified Fixed        SunAmerica     - Michael Cheah, CFA           Mr. Cheah joined SunAmerica
 Income Portfolio                          Vice President and           in July 1999 as Vice
 (continued)                               Portfolio Manager            President and portfolio
                                                                        manager responsible for all
                                                                        investment grade fixed-
                                                                        income portfolios. Prior to
                                                                        joining SunAmerica, he
                                                                        worked for the Monetary
                                                                        Authority of Singapore for
                                                                        17 years in the Global Fund
                                                                        Income Department, where he
                                                                        last served as the U.S.
                                                                        Director of the U.S. Bond
                                                                        Division, Markets and
                                                                        Investments Department.
---------------------------------------------------------------------------------------------------
                          Wellington     - Lucius T. Hill, III          Mr. Hill joined Wellington
                          Management       Senior Vice President and    Management as an investment
                                           Portfolio Manager            professional in 1993. Mr.
                                                                        Hill has served as the
                                                                        Portfolio Manager for the
                                                                        Portfolio since 2002.
                                         - Scott I. St. John,           Mr. St. John joined
                                           Vice President               Wellington Management as an
                                                                        investment professional in
                                                                        2003. Mr. St. John has been
                                                                        involved in portfolio
                                                                        management and securities
                                                                        analysis for the Portfolio
                                                                        since 2001. Prior to
                                                                        joining Wellington
                                                                        Management, Mr. St. John
                                                                        was a Fixed Income Analyst
                                                                        at State Street Research
                                                                        (2001-2003) and Eaton Vance
                                                                        Management (1995-2001).
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Focus Growth Portfolio   Marsico        - Thomas F. Marsico            Mr. Marsico has over 20
                                           Chairman, Chief Executive    years of experience as a
                                           Officer, Chief Investment    securities analyst and a
                                           Officer and Portfolio        portfolio manager. Prior to
                                           Manager                      forming Marsico in 1997,
                                                                        Mr. Marsico served as the
                                                                        portfolio manager of the
                                                                        Janus Twenty Fund from 1988
                                                                        through 1997 and served in
                                                                        the same capacity for the
                                                                        portfolio manager of the
                                                                        Janus Growth & Income Fund
                                                                        from 1991 (the Fund's
                                                                        inception) through 1997.
---------------------------------------------------------------------------------------------------
                          CSAM           - Marian U. Pardo              Ms. Pardo joined CSAM in
                                           Managing Director            January 2003, and
                                                                        specializes in large- and
                                                                        mid-capitalization U.S.
                                                                        growth equities. She had
                                                                        been with J.P. Morgan
                                                                        Fleming Asset Management
                                                                        where, from 1999 to
                                                                        December 2002, she served
                                                                        as managing director and
                                                                        co-manager of the U.S.
                                                                        Small Company Fund.
                                         - Calvin E. Chung              Mr. Chung joined CSAM in
                                           Director                     2000 from Eagle Asset
                                                                        Management, where he was a
                                                                        vice president and senior
                                                                        technology equity analyst
                                                                        from 1997 to 1999.
                                         - Leo M. Bernstein             Mr. Bernstein is an analyst
                                           Director                     and portfolio manager
                                                                        specializing in all sectors
                                                                        of technology hardware in
                                                                        U.S. small- and
                                                                        mid-capitalization,
                                                                        post-venture capital and
                                                                        distribution management
                                                                        equity portfolios.
---------------------------------------------------------------------------------------------------
                          Janus          - Scott W. Schoelzel           See above.
                                           Executive Vice President
                                           and Portfolio Manager
---------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

                                                            Seasons Series Trust

LEGAL PROCEEDINGS

On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against AIG as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint assets claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and ceratin of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Portfolios. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is the indirect parent company and an affiliated person of SunAmerica and AIGGIC, a subadviser to certain of the Portfolios. Neither SunAmerica, AIGGIC or their respective officers and directors nor the Portfolios have been named in the complaint, and the complaint does not seek any penalties against them.

In SunAmerica's view, the matters alleged in the lawsuit are not material in relation to the financial position of SunAmerica or AIGGIC, or to their ability to provide their respective services to the Portfolios. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then SunAmerica and AIGGIC will need to obtain permission from the Securities and Exchange Commission to continue to service the Portfolios. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

Seasons Series Trust

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------
Shares of the Portfolios are not offered directly to the public. Instead, shares of the Portfolios are issued and redeemed only in connection with investments in and payments made under Variable Contracts offered by the Life Insurance Companies. The term "Manager" as used in this Prospectus means either SAAMCo or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by "Separate Accounts" of the Life Insurance Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Insurance Companies.

You should also be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract, including information on fees and expenses of the Contract, and the Portfolios available to you in the prospectus that offers the contract, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the Life Insurance Companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets by the number of outstanding shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the market price at the close of such exchanges on the day of valuation. If a security's price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges for foreign equity securities that trade on weekends or other days when the Trust does not price its shares. As a result, the value of such foreign securities may change on days when the Trust is not open for purchase or redemptions.

                                                            Seasons Series Trust

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, the shares are subject to service fees pursuant to a 12b-1 plan.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust accepts the request. If the Trust receives the order before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the Trust receives the order after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio and share class on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios' performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio's expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio's ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities ("junk bonds"), they may be particularly vulnerable to market timing. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio's international portfolio securities trade and the time as of which the Portfolio's net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio's junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of market timing (see "Transaction Policies -- Valuation of Shares").

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board's policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within

Seasons Series Trust
a Portfolio and attempt to prevent it through their own policies and procedures. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity's market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Please review your Variable Contract prospectus for more information regarding the insurance company's market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

PORTFOLIO HOLDINGS

The Trust's policies and procedures with respect to the disclosure of the Portfolios' securities are described in the Statement of Additional Information.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights tables for shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since the commencement of operations). Certain information reflects financial results for a single Class 1 Portfolio share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a share of each Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. The Financial Highlights information set forth below has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's annual report to shareholders, which is available upon request.

                                                                                   DIVIDENDS      DIVIDENDS
                        NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET
                          VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED
PERIOD                  BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON          TOTAL
ENDED                   OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
                                           Multi-Managed Growth Portfolio Class 1
03/31/01                 $21.48        $0.30           $(6.30)         $(6.00)       $(0.06)       $(3.26)         $(3.32)
03/31/02                  12.16         0.16            (1.09)          (0.93)        (0.20)        (0.43)          (0.63)
03/31/03                  10.60         0.12            (1.87)          (1.75)        (0.15)           --           (0.15)
03/31/04                   8.70         0.08             2.34            2.42         (0.10)           --           (0.10)
03/31/05                  11.02         0.09             0.59            0.68         (0.07)           --           (0.07)

                                       Multi-Managed Moderate Growth Portfolio Class 1
03/31/01                  18.60         0.44            (4.25)          (3.81)        (0.10)        (2.48)          (2.58)
03/31/02                  12.21         0.27            (0.90)          (0.63)        (0.25)        (0.29)          (0.54)
03/31/03                  11.04         0.21            (1.45)          (1.24)        (0.21)           --           (0.21)
03/31/04                   9.59         0.15             2.01            2.16         (0.17)           --           (0.17)
03/31/05                  11.58         0.18             0.31            0.49         (0.13)           --           (0.13)

                                                                                    RATIO OF
                        NET                          NET                               NET
                       ASSET                       ASSETS        RATIO OF          INVESTMENT
                       VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD                 END OF       TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED                  PERIOD      RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
--------------------  ---------------------------------------------------------------------------------------
                                              Multi-Managed Growth Portfolio Class 1
03/31/01              $ 12.16       (30.90)%      $ 97,476         1.06%               1.73%           123%
03/31/02                10.60        (7.77)         84,012         1.05                1.35            102
03/31/03                 8.70       (16.57)         51,638         1.09                1.25            106
03/31/04                11.02        27.93          60,247         1.10                0.75             99
03/31/05                11.63         6.13(1)       50,863         1.04                0.83            107
                                          Multi-Managed Moderate Growth Portfolio Class 1
03/31/01                12.21       (22.41)        104,548         1.01                2.72            118
03/31/02                11.04        (5.27)         96,218         0.99                2.28            102
03/31/03                 9.59       (11.26)         63,068         1.00                2.06            108
03/31/04                11.58        22.63          71,142         1.00                1.41            104
03/31/05                11.94         4.21(1)       60,210         0.95                1.54            114

------------------------------

  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.
(1) The Fund's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

-----------------------------------------------------------------------------------------------------------------------------

                                                                                   DIVIDENDS      DIVIDENDS
                        NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET
                          VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED
PERIOD                  BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON          TOTAL
ENDED                   OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------

                                                    Multi-Managed Income/Equity Portfolio Class 1
03/31/01                 $14.29        $0.54           $(1.79)         $(1.25)       $(0.16)       $(0.95)         $(1.11)
03/31/02                  11.93         0.41            (0.54)          (0.13)        (0.34)        (0.35)          (0.69)
03/31/03                  11.11         0.34            (0.62)          (0.28)        (0.29)           --           (0.29)
03/31/04                  10.54         0.28             1.27            1.55         (0.26)           --           (0.26)
03/31/05                  11.83         0.32             0.10            0.42         (0.24)           --           (0.24)

                                                       Multi-Managed Income Portfolio Class 1
03/31/01                  12.19         0.61            (0.53)           0.08         (0.14)        (0.48)          (0.62)
03/31/02                  11.65         0.51            (0.40)           0.11         (0.40)        (0.16)          (0.56)
03/31/03                  11.20         0.45            (0.02)           0.43         (0.35)           --           (0.35)
03/31/04                  11.28         0.37             0.83            1.20         (0.34)           --           (0.34)
03/31/05                  12.14         0.39            (0.16)           0.23         (0.32)           --           (0.32)

--------------------  ----------------------------------------------------------------------------------
                                                                                  RATIO OF
                        NET                          NET                            NET
                       ASSET                       ASSETS        RATIO OF        INVESTMENT
                       VALUE                       END OF       EXPENSES TO      INCOME TO
PERIOD                 END OF       TOTAL          PERIOD         AVERAGE         AVERAGE      PORTFOLIO
ENDED                  PERIOD      RETURN**        (000'S)      NET ASSETS       NET ASSETS    TURNOVER
--------------------  ----------------------------------------------------------------------------------
                                  Multi-Managed Income/Equity Portfolio Class 1
03/31/01              $ 11.93        (9.21)%      $ 72,843         1.04%            4.01%          86%
03/31/02                11.11        (1.15)         68,230         1.00             3.49           62
03/31/03                10.54        (2.47)         51,615         0.98             3.17           85
03/31/04                11.83        14.80          55,067         0.97             2.47          111
03/31/05                12.01         3.52(2)       47,346         0.91             2.68          106
                                     Multi-Managed Income Portfolio Class 1
03/31/01                11.65         0.60          52,683         1.06(1)          5.04(1)        85
03/31/02                11.20         0.88          52,122         1.05(1)          4.40(1)        57
03/31/03                11.28         3.87          43,960         0.96             3.97           94
03/31/04                12.14        10.75          45,334         0.95             3.12          123
03/31/05                12.05         1.85(2)       38,991         0.90             3.26          110

------------------------------

  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                              03/31/01   03/31/02
                                                              --------   --------
    Multi-Managed Income Portfolio Class 1..................    0.03%     (0.04)%

(2) The Fund's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                     DIVIDENDS     DIVIDENDS
              NET ASSET      NET        NET REALIZED                  DECLARED     FROM NET
                VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM    FROM NET     REALIZED
PERIOD        BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT   INVESTMENT     GAIN ON         TOTAL
ENDED         OF PERIOD    (LOSS)*      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                           Asset Allocation: Diversified Growth Portfolio Class 1
03/31/01       $13.95       $ 0.28         $(2.45)        $(2.17)      $(0.07)      $(0.63)        $(0.70)
03/31/02        11.08         0.17          (0.32)         (0.15)       (0.16)       (0.07)         (0.23)
03/31/03        10.70         0.15          (2.28)         (2.13)       (0.12)          --          (0.12)
03/31/04         8.45         0.13           2.33           2.46        (0.13)          --          (0.13)
03/31/05        10.78         0.12           0.53           0.65        (0.13)          --          (0.13)

                                                  Stock Portfolio Class 1
03/31/01        19.60         0.01          (4.03)         (4.02)          --        (1.23)         (1.23)
03/31/02        14.35         0.01           0.62           0.63        (0.01)       (0.61)         (0.62)
03/31/03        14.36         0.01          (3.36)         (3.35)          --           --             --
03/31/04        11.01         0.01           3.79           3.80           --           --             --
03/31/05        14.81         0.08           0.45           0.53           --           --             --

                                                                         RATIO
              NET                       NET                             OF NET
             ASSET                     ASSETS      RATIO OF           INVESTMENT
             VALUE                     END OF    EXPENSES TO           INCOME TO
PERIOD      END OF       TOTAL         PERIOD    AVERAGE NET            AVERAGE       PORTFOLIO
ENDED       PERIOD     RETURN**       (000'S)       ASSETS            NET ASSETS      TURNOVER
----------  -----------------------------------------------------------------------------------
                          Asset Allocation: Diversified Growth Portfolio Class 1
03/31/01    $11.08      (16.04)%      $154,240       0.98%@               2.12%@         193%
03/31/02     10.70       (1.34)        138,550       0.96                 1.53           233
03/31/03      8.45      (19.98)         93,728       0.95                 1.58           143
03/31/04     10.78       29.16(2)      106,695       0.98(1)              1.30(1)        106
03/31/05     11.30        6.00(3)       90,042       0.94(1)              1.06(1)        156

                                   Stock Portfolio Class 1
03/31/01     14.35      (21.62)        128,896       0.95                 0.07            77
03/31/02     14.36        4.36         114,656       0.95                 0.04            59
03/31/03     11.01      (23.33)         75,591       0.95                 0.11            45
03/31/04     14.81       34.56          87,619       0.96                 0.10            42
03/31/05     15.34        3.58          73,967       0.93                 0.51            42

----------------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.

 @ Gross of custody credits of 0.01%

(1) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would been higher by the following:

                                                              03/31/04   03/31/05
                                                              --------   --------
Asset Allocation: Diversified Growth Portfolio Class 1......    0.01%      0.00%

(2) Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

(3) The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restriction.

                                                                     DIVIDENDS     DIVIDENDS
              NET ASSET      NET        NET REALIZED                  DECLARED     FROM NET
                VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM    FROM NET     REALIZED
PERIOD        BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT   INVESTMENT     GAIN ON         TOTAL
ENDED         OF PERIOD    (LOSS)*      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                                     Large Cap Growth Portfolio Class 1
03/31/01       $14.95       $(0.01)        $(5.35)        $(5.36)      $(0.02)      $(1.19)        $(1.21)
03/31/02         8.38           --          (0.40)         (0.40)          --           --             --
03/31/03         7.98           --          (1.99)         (1.99)          --           --             --
03/31/04         5.99           --           1.87           1.87           --           --             --
03/31/05         7.86         0.03           0.44           0.47           --           --             --


                                           Large Cap Composite Portfolio Class 1
03/31/01        13.05           --          (3.02)         (3.02)          --        (0.73)         (0.73)
03/31/02         9.30         0.01          (0.11)         (0.10)          --        (0.01)         (0.01)
03/31/03         9.19         0.03          (2.32)         (2.29)       (0.03)          --          (0.03)
03/31/04         6.87         0.02           2.17           2.19        (0.02)          --          (0.02)
03/31/05         9.04         0.07           0.44           0.51        (0.02)          --          (0.02)

                                                                  RATIO OF
              NET                    NET                             NET
             ASSET                 ASSETS     RATIO OF           INVESTMENT
             VALUE                 END OF    EXPENSES TO          INCOME TO
PERIOD      END OF     TOTAL       PERIOD    AVERAGE NET           AVERAGE       PORTFOLIO
ENDED       PERIOD    RETURN**     (000'S)    ASSETS(1)         NET ASSETS(1)    TURNOVER
----------  ------------------------------------------------------------------------------
                                  Large Cap Growth Portfolio Class 1
03/31/01    $  8.38    (37.78)%    $26,094      1.10%@              (0.07)%@         40%
03/31/02       7.98     (4.77)      21,905      1.10                (0.03)           43
03/31/03       5.99    (24.94)      12,337      1.10                 0.06            58
03/31/04       7.86     31.22       14,623      1.10                 0.02            44
03/31/05       8.33      5.98       13,588      1.04                 0.38            38

                          Large Cap Composite Portfolio Class 1
03/31/01       9.30    (24.05)      14,265      1.10@               (0.03)@          64
03/31/02       9.19     (1.10)      12,889      1.10                 0.16            64
03/31/03       6.87    (24.99)       4,219      1.10                 0.33            59
03/31/04       9.04     31.85        4,838      1.10                 0.28            78
03/31/05       9.53      5.66        4,539      1.10                 0.74            58

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursements and reductions.

 @ The ratios reflect an expense cap of 1.10% for Class 1, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.

(1) Net of the following reimbursements (recoupments)(based on average net assets):

                                                                  03/31/01   03/31/02   03/31/03   03/31/04   03/31/05
                                                                  --------   --------   --------   --------   --------
    Large Cap Growth Portfolio Class 1..........................    0.26%      0.05%      0.06%      0.01%     (0.05)%
    Large Cap Composite Portfolio Class 1.......................    0.59       0.46       0.44       0.42        0.17

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                   DIVIDENDS      DIVIDENDS
                        NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET
                          VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED
PERIOD                  BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON          TOTAL
ENDED                   OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
                                              Large Cap Value Portfolio Class 1
03/31/01                 $10.41        $0.12           $ 1.05          $ 1.17        $(0.12)       $(0.77)         $(0.89)
03/31/02                  10.69         0.10             0.15            0.25         (0.06)        (0.28)          (0.34)
03/31/03                  10.60         0.11            (2.84)          (2.73)        (0.03)        (0.04)          (0.07)
03/31/04                   7.80         0.12             2.92            3.04         (0.09)           --           (0.09)
03/31/05                  10.75         0.14             0.86            1.00         (0.09)           --           (0.09)


                                                          Mid Cap Growth Portfolio Class 1
03/31/01                  17.95        (0.10)           (5.35)          (5.45)           --         (3.16)          (3.16)
03/31/02                   9.34        (0.07)            0.80            0.73            --            --              --
03/31/03                  10.07        (0.06)           (2.33)          (2.39)           --            --              --
03/31/04                   7.68        (0.07)            4.03            3.96            --            --              --
03/31/05                  11.64        (0.07)            0.64            0.57            --            --              --

                                                                           RATIO OF
                        NET                      NET                          NET
                       ASSET                   ASSETS      RATIO OF       INVESTMENT
                       VALUE                   END OF     EXPENSES TO      INCOME TO
PERIOD                 END OF      TOTAL       PERIOD       AVERAGE       AVERAGE NET    PORTFOLIO
ENDED                  PERIOD     RETURN**     (000'S)   NET ASSETS(2)     ASSETS(2)     TURNOVER
--------------------  ----------------------------------------------------------------------------
                                           Large Cap Value Portfolio Class 1
03/31/01              $ 10.69       11.14%     $17,942       1.10%(1)         1.08%(1)       49%
03/31/02                10.60        2.43       17,457       1.10             0.90           30
03/31/03                 7.80      (25.86)      10,653       1.10             1.19           32
03/31/04                10.75       39.01       13,865       1.10             1.20           29
03/31/05                11.66        9.30       14,815       0.96             1.26           32

                                     Mid Cap Growth Portfolio Class 1
03/31/01                 9.34      (34.29)      18,897       1.15@           (0.72)@         68
03/31/02                10.07        7.82       18,380       1.15            (0.72)          70
03/31/03                 7.68      (23.73)      10,649       1.15            (0.71)         117
03/31/04                11.64       51.56       15,233       1.15            (0.74)          97
03/31/05                12.12        4.90       15,484       1.13            (0.63)          81

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.

(1) The ratios reflect an expense cap of 1.10% for Class 1, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.

 @ The ratios reflect an expense cap of 1.15% for Class 1, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.

(2) Net of the following reimbursements (recoupments)(based on average net assets):

                                                              03/31/01   03/31/02   03/31/03   03/31/04   03/31/05
                                                              --------   --------   --------   --------   --------
    Large Cap Value Portfolio Class 1.......................    0.54%      0.10%     (0.02)%    (0.03)%    (0.00)%
    Mid Cap Growth Portfolio Class 1........................    0.33       0.15       0.12       0.03      (0.08)

                                                                     DIVIDENDS     DIVIDENDS
              NET ASSET      NET        NET REALIZED                  DECLARED     FROM NET
                VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM    FROM NET     REALIZED
PERIOD        BEGINNING     INCOME     GAIN(LOSS) ON    INVESTMENT   INVESTMENT     GAIN ON         TOTAL
ENDED         OF PERIOD    (LOSS)*      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                                              Mid Cap Value Portfolio Class 1
03/31/01       $10.52       $ 0.13         $ 2.49         $ 2.62       $(0.11)      $(0.88)        $(0.99)
03/31/02        12.15         0.10           1.93           2.03        (0.09)       (0.68)         (0.77)
03/31/03        13.41         0.11          (2.73)         (2.62)       (0.02)       (0.16)         (0.18)
03/31/04        10.61         0.10           4.80           4.90        (0.10)       (0.01)         (0.11)
03/31/05        15.40         0.12           2.59           2.71        (0.07)       (0.30)         (0.37)

                                                Small Cap Portfolio Class 1
03/31/01        14.08        (0.02)         (3.91)         (3.93)          --        (2.12)         (2.12)
03/31/02         8.03        (0.02)          0.35           0.33           --           --             --
03/31/03         8.36        (0.03)         (2.32)         (2.35)          --           --             --
03/31/04         6.01        (0.04)          2.96           2.92           --           --             --
03/31/05         8.93        (0.04)          0.14           0.10           --           --             --

                                                                    RATIO OF
              NET                    NET                               NET
             ASSET                 ASSETS      RATIO OF            INVESTMENT
             VALUE                 END OF     EXPENSES TO           INCOME TO
PERIOD      END OF     TOTAL       PERIOD       AVERAGE              AVERAGE       PORTFOLIO
ENDED       PERIOD    RETURN**     (000'S)   NET ASSETS(1)        NET ASSETS(1)    TURNOVER
----------  --------------------------------------------------------------------------------
                              Mid Cap Value Portfolio Class 1
03/31/01    $ 12.15     25.38%     $21,103       1.15%                 1.10%           62%
03/31/02      13.41     17.38       16,222       1.15                  0.82            59
03/31/03      10.61    (19.61)      10,584       1.15                  0.95            61
03/31/04      15.40     46.29       14,034       1.15                  0.69            50
03/31/05      17.74     17.69       15,887       1.03                  0.77            42

                                Small Cap Portfolio Class 1
03/31/01       8.03    (30.20)      14,611       1.15                 (0.16)          138
03/31/02       8.36      4.11       13,864       1.15                 (0.25)          101
03/31/03       6.01    (28.11)       8,061       1.15                 (0.37)           91
03/31/04       8.93     48.59       11,129       1.15                 (0.52)          134
03/31/05       9.03      1.12        9,664       1.15                 (0.48)          134

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.

(1) Net of the following reimbursements (recoupments)(based on average net assets):

                                                                  03/31/01   03/31/02   03/31/03   03/31/04   03/31/05
                                                                  --------   --------   --------   --------   --------
    Mid Cap Value Portfolio Class 1.............................    0.49%      0.16%     (0.01)%    (0.00)%    (0.02)%
    Small Cap Portfolio Class 1.................................    0.52       0.30       0.17       0.06      (0.08)

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                  DIVIDENDS      DIVIDENDS
                        NET ASSET       NET         NET REALIZED                   DECLARED      FROM NET
                          VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM    FROM NET      REALIZED
PERIOD                  BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT   INVESTMENT      GAIN ON          TOTAL
ENDED                   OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS     INCOME      INVESTMENTS    DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
                                           International Equity Portfolio Class 1
03/31/01                 $13.20        $0.02           $(4.44)         $(4.42)      $   --        $(0.47)         $(0.47)
03/31/02                   8.31         0.03            (0.93)          (0.90)          --         (0.05)          (0.05)
03/31/03                   7.36         0.03            (2.24)          (2.21)       (0.03)           --           (0.03)
03/31/04                   5.12         0.04             2.66            2.70        (0.07)           --           (0.07)
03/31/05                   7.75         0.04             0.83            0.87        (0.10)           --           (0.10)


                                         Diversified Fixed Income Portfolio Class 1
03/31/01                   9.63         0.57             0.24            0.81        (0.57)           --           (0.57)
03/31/02                   9.87         0.44            (0.26)           0.18        (0.29)           --           (0.29)
03/31/03                   9.76         0.36             0.63            0.99        (0.05)           --           (0.05)
03/31/04                  10.70         0.35             0.19            0.54        (0.27)           --           (0.27)
03/31/05                  10.97         0.39            (0.36)           0.03        (0.33)        (0.01)          (0.34)

                                                                                 RATIO OF
                        NET                        NET                              NET
                       ASSET                      ASSETS        RATIO OF        INVESTMENT
                       VALUE                      END OF      EXPENSES TO        INCOME TO
PERIOD                 END OF      TOTAL          PERIOD        AVERAGE           AVERAGE       PORTFOLIO
ENDED                  PERIOD     RETURN**       (000'S)     NET ASSETS(1)     NET ASSETS(1)    TURNOVER
--------------------  -----------------------------------------------------------------------------------
                                            International Equity Portfolio Class 1
03/31/01              $  8.31      (34.10)%      $ 12,802         1.30%            0.18%            26%
03/31/02                 7.36      (10.84)          9,076         1.30             0.45             72
03/31/03                 5.12      (30.12)          5,273         1.30             0.53             53
03/31/04                 7.75       52.92           7,794         1.30             0.64             50
03/31/05                 8.52       11.28           8,650         1.30             0.57             84

                                          Diversified Fixed Income Portfolio Class 1
03/31/01                 9.87        8.66          16,428         1.00@            5.81@            27
03/31/02                 9.76        1.82          14,972         1.00             4.50             44
03/31/03                10.70       10.14          17,731         1.00             3.47             60
03/31/04                10.97        5.11          13,922         0.90             3.15            106
03/31/05                10.66        0.22          11,137         0.84             3.57             82

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.

 @ The ratios reflect an expense cap of 1.00% for Class 1, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/01   03/31/02   03/31/03   03/31/04   03/31/05
                                                                  --------   --------   --------   --------   --------
    International Equity Portfolio Class 1......................    1.01%      0.82%      0.46%      0.31%     (0.00)%
    Diversified Fixed Income Portfolio Class 1..................    0.61       0.17       0.01      (0.03)        --

                                                                                   DIVIDENDS      DIVIDENDS
                        NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET
                          VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED
PERIOD                  BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON          TOTAL
ENDED                   OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
                                              Cash Management Portfolio Class 1
03/31/01                 $10.24        $0.56           $ 0.02          $ 0.58        $(0.11)       $   --          $(0.11)
03/31/02                  10.71         0.24             0.01            0.25         (0.07)           --           (0.07)
03/31/03                  10.89         0.10               --            0.10         (0.15)           --           (0.15)
03/31/04                  10.84         0.04               --            0.04         (0.09)           --           (0.09)
03/31/05                  10.79         0.11             0.00            0.11         (0.04)           --           (0.04)


                                               Focus Growth Portfolio Class 1
07/05/00-03/31/01+        10.00           --            (2.81)          (2.81)           --            --              --
03/31/02                   7.19        (0.04)           (0.09)          (0.13)           --            --              --
03/31/03                   7.06        (0.03)           (1.54)          (1.57)           --            --              --
03/31/04                   5.49        (0.05)            2.48            2.43            --            --              --
03/31/05                   7.92         0.00            (0.32)          (0.32)           --            --              --

                                                                           RATIO OF
                        NET                      NET                          NET
                       ASSET                   ASSETS      RATIO OF       INVESTMENT
                       VALUE                   END OF     EXPENSES TO      INCOME TO
PERIOD                 END OF      TOTAL       PERIOD       AVERAGE       AVERAGE NET    PORTFOLIO
ENDED                  PERIOD     RETURN**     (000'S)   NET ASSETS(1)     ASSETS(1)     TURNOVER
--------------------  ----------------------------------------------------------------------------
                                           Cash Management Portfolio Class 1
03/31/01              $ 10.71        5.73%     $ 4,897       0.85%            5.45%          --%
03/31/02                10.89        2.32        8,283       0.85             2.24           --
03/31/03                10.84        0.89        6,297       0.85             0.86           --
03/31/04                10.79        0.37        7,384       0.80             0.33           --
03/31/05                10.86        0.99        4,637       0.71             0.95           --

                                             Focus Growth Portfolio Class 1
07/05/00-03/31/01+       7.19      (28.10)      18,787       1.30#++         (0.01)#++      195
03/31/02                 7.06       (1.81)       8,039       1.30            (0.61)         189
03/31/03                 5.49      (22.24)       5,535       1.30            (0.44)         143
03/31/04                 7.92       44.26        8,170       1.30            (0.66)          90
03/31/05                 7.60       (4.04)       6,504       1.30             0.03          200

------------------------------

 * Calculated based upon average shares outstanding

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.

 # Annualized

 + Inception date of class

 ++ The ratios reflect an expense cap of 1.30% for Focus Growth Class 1, which are net of custody credits of (0.02%), or waiver/reimbursements if applicable.

(1)Net of the following reimbursements (recoupments) (based on average net assets):

                                                              03/31/01   03/31/02   03/31/03   03/31/04   03/31/05
                                                              --------   --------   --------   --------   --------
    Cash Management Portfolio Class 1.......................    1.98%        --%     (0.01)%    (0.03)%       --%
    Focus Growth Portfolio Class 1..........................    0.58       0.22       0.18       0.05     (0.09)

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

     The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     You may obtain copies of these documents or ask questions about the Portfolios by contacting:

           AIG SunAmerica Assurance Insurance Company
           Annuity Service Center
           P.O. Box 54299
           Los Angeles, California 90054-0299
           1-800-445-7862

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
File No. 811-07725

Seasons Series Trust

--------------------------------------------------------------------------------
                                   PROSPECTUS
                                 July 29, 2005
--------------------------------------------------------------------------------

                                 [SEASONS LOGO]
                              SEASONS SERIES TRUST
                                (CLASS 2 SHARES)

-   MULTI-MANAGED GROWTH PORTFOLIO
-   MULTI-MANAGED MODERATE GROWTH PORTFOLIO
-   MULTI-MANAGED INCOME/EQUITY PORTFOLIO
-   MULTI-MANAGED INCOME PORTFOLIO
-   ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
-   STOCK PORTFOLIO
-   LARGE CAP GROWTH PORTFOLIO
-   LARGE CAP COMPOSITE PORTFOLIO
-   LARGE CAP VALUE PORTFOLIO
-   MID CAP GROWTH PORTFOLIO
-   MID CAP VALUE PORTFOLIO
-   SMALL CAP PORTFOLIO
-   INTERNATIONAL EQUITY PORTFOLIO
-   DIVERSIFIED FIXED INCOME PORTFOLIO
-   CASH MANAGEMENT PORTFOLIO
-   FOCUS GROWTH PORTFOLIO
-   FOCUS TECHNET PORTFOLIO
-   FOCUS GROWTH AND INCOME PORTFOLIO
-   FOCUS VALUE PORTFOLIO

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS......................................................      3
           Q&A........................................................      3

EXPENSE SUMMARY.......................................................     31

MORE INFORMATION ABOUT THE PORTFOLIOS.................................     35
           Investment Strategies......................................     35
           Additional Information about the Seasons Portfolios........     35

GLOSSARY..............................................................     42
           Investment Terminology.....................................     42
           About the Indices..........................................     45
           Risk Terminology...........................................     46

MANAGEMENT............................................................     49
           Investment Adviser and Manager.............................     49
           Information about the Subadvisers..........................     50
           Portfolio Management.......................................     53
           Custodian, Transfer and Dividend Paying Agent..............     71
           Legal Proceedings..........................................     71

ACCOUNT INFORMATION...................................................     72
           Service Fees...............................................     72
           Transaction Policies.......................................     72
           Dividend Policies and Taxes................................     73
           Frequent Purchases and Redemptions of Shares...............     73
           Portfolio Holdings.........................................     74

FINANCIAL HIGHLIGHTS..................................................     75

FOR MORE INFORMATION..................................................     84

Seasons Series Trust

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Seasons Series Trust (the "Trust") and to provide you with information about the Trust's 24 separate investment series, 19 of which are included in this Prospectus ("Portfolios"), and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begin on page 35, and the glossary that follows on page 42.

Individuals cannot invest in the Portfolios directly. Instead, they participate through a variable annuity contract or variable life policy (collectively, the "Variable Contracts") offered by life insurance companies (the "Life Insurance Companies") affiliated with AIG SunAmerica Asset Management Corp., the investment adviser and manager ("SunAmerica"). The term "Manager" as used in this prospectus means either SunAmerica or the other registered investment advisers that serve as investment subadvisers ("Subadvisers") to the Trust, as the case may be.

SIX OF THE PORTFOLIOS, MULTI-MANAGED GROWTH PORTFOLIO, MULTI-MANAGED MODERATE GROWTH PORTFOLIO, MULTI-MANAGED INCOME/EQUITY PORTFOLIO, MULTI-MANAGED INCOME PORTFOLIO, ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO AND STOCK PORTFOLIO, WHICH WE CALL THE "SEASONS PORTFOLIOS" ARE AVAILABLE ONLY THROUGH THE SELECTION OF ONE OF FOUR VARIABLE INVESTMENT "STRATEGIES" DESCRIBED IN THE VARIABLE CONTRACTS PROSPECTUS. YOU SHOULD BE AWARE THAT IF YOU SELECT A "STRATEGY" YOU WILL NOT INVEST DIRECTLY IN ONE OF THE PORTFOLIOS. INSTEAD, EACH STRATEGY INVESTS IN THREE OF THE SIX SEASONS PORTFOLIOS AND THE ALLOCATION OF ASSETS AMONG THE PORTFOLIOS WILL VARY DEPENDING ON THE OBJECTIVE OF THE STRATEGY.

THIRTEEN OF THE PORTFOLIOS, WHICH WE WILL CALL THE "SEASONS SELECT PORTFOLIOS," AND THE "SEASONS FOCUSED PORTFOLIOS," ARE AVAILABLE AS VARIABLE INVESTMENT OPTIONS UNDER VARIABLE CONTRACTS OFFERED BY THE LIFE INSURANCE COMPANIES.

                                     Q&A

Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and principal investment strategy.

     A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

                               SEASONS PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  MULTI-MANAGED GROWTH     long-term growth of       asset allocation through
  PORTFOLIO                capital                   Managed Components
 ----------------------------------------------------------------------------
  MULTI-MANAGED MODERATE   long-term growth of       asset allocation through
  GROWTH PORTFOLIO         capital, with capital     Managed Components
                           preservation as a
                           secondary objective
 ----------------------------------------------------------------------------
  MULTI-MANAGED            conservation of           asset allocation through
  INCOME/EQUITY PORTFOLIO  principal while           Managed Components
                           maintaining some
                           potential for long-term
                           growth of capital
 ----------------------------------------------------------------------------
  MULTI-MANAGED INCOME     capital preservation      asset allocation through
  PORTFOLIO                                          Managed Components
 ----------------------------------------------------------------------------

                                                            Seasons Series Trust
MANAGED COMPONENTS -- the four distinct, actively managed investment components in which all of the assets of the Multi-Managed Seasons Portfolios are invested. The percentage each Multi-Managed Seasons Portfolio allocates to a Managed Component differs based upon the Portfolio's investment objective. See "Managed Components" on page 4.


CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.


INCOME is interest payments from bonds or dividends from stocks.


YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.


"NET ASSETS" will take into account any borrowing for investment purposes.

                               SEASONS PORTFOLIOS

 ---------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL       PRINCIPAL INVESTMENT STRATEGY
 ---------------------------------------------------------------------------------
  ASSET ALLOCATION:        capital appreciation      investment primarily through
  DIVERSIFIED GROWTH                                 a strategic allocation of
  PORTFOLIO                                          approximately 80% (with a
                                                     range of 65-95%) of its
                                                     assets in equity securities
                                                     and approximately 20% (with a
                                                     range of 5-35%) of its assets
                                                     in fixed income securities
 ---------------------------------------------------------------------------------
  STOCK PORTFOLIO          long-term capital         under normal circumstances,
                           appreciation, with a      invests at least 80% of net
                           secondary objective of    assets in common stocks
                           increasing dividend
                           income
 ---------------------------------------------------------------------------------

Each of the Seasons MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS ("Multi-Managed Seasons Portfolios") allocates all of its assets among three or four distinct MANAGED COMPONENTS, each managed by a separate Manager and each with its own investment strategy. The three Managers of the Multi-Managed Seasons Portfolios are SunAmerica, Janus Capital Management LLC ("Janus") and Wellington Management Company, LLP ("Wellington Management"). The four Managed Components are AGGRESSIVE GROWTH/SUNAMERICA, GROWTH/JANUS, BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT. The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents. The assets of each Managed Component that comprises a particular Multi-Managed Seasons Portfolio belong to that Portfolio.

Although each Multi-Managed Seasons Portfolio has a distinct investment objective and allocates its assets in varying percentages among the Managed Components in furtherance of that objective, the Managed Component(s) are managed in the same general manner regardless of the objective of the Multi-Managed Seasons Portfolios. However, the equity/debt weightings of the BALANCED/SUNAMERICA component under normal market conditions will vary depending on the objective of the Multi-Managed Seasons Portfolios. The following chart shows the allocation of the assets of each Multi-Managed Seasons Portfolio among the Managed Components.

                               MANAGED COMPONENTS

--------------------------------------------------------------------------------------------------
                                       AGGRESSIVE                               FIXED INCOME
              PORTFOLIO                  GROWTH        GROWTH      BALANCED      COMPONENT/
                                       COMPONENT/    COMPONENT/   COMPONENT/     WELLINGTON
                                       SUNAMERICA      JANUS      SUNAMERICA     MANAGEMENT
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED GROWTH PORTFOLIO            20%           40%          20%            20%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED MODERATE GROWTH
 PORTFOLIO                                 18%           28%          18%            36%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME/EQUITY
 PORTFOLIO                                  0%           18%          28%            54%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME PORTFOLIO             0%            8%          17%            75%
--------------------------------------------------------------------------------------------------

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

Seasons Series Trust

A "GROWTH" PHILOSOPHY -- investing in securities believed to offer the potential for long-term growth of capital -- focuses on securities considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.


A "VALUE" PHILOSOPHY -- investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

                                                            Seasons Series Trust

The following chart shows the investment goal and strategy of each of the Seasons Select Portfolios.

                           SEASONS SELECT PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  LARGE CAP GROWTH         long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies selected
                                                     through a growth
                                                     strategy
 ----------------------------------------------------------------------------
  LARGE CAP COMPOSITE      long-term growth of       under normal
  PORTFOLIO                capital and growth of     circumstances, invests
                           dividend income           at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies that offer the
                                                     potential for long-term
                                                     growth of capital or
                                                     dividends
 ----------------------------------------------------------------------------
  LARGE CAP VALUE          long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies selected
                                                     through a value strategy
 ----------------------------------------------------------------------------
  MID CAP GROWTH           long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of
                                                     medium-sized companies
                                                     selected through a
                                                     growth strategy
 ----------------------------------------------------------------------------
  MID CAP VALUE PORTFOLIO  long-term growth of       under normal
                           capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of
                                                     medium-sized companies
                                                     selected through a value
                                                     strategy
 ----------------------------------------------------------------------------
  SMALL CAP PORTFOLIO      long-term growth of       under normal
                           capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of small
                                                     companies
 ----------------------------------------------------------------------------

                           SEASONS SELECT PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  INTERNATIONAL EQUITY     long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of issuers in
                                                     at least three countries
                                                     other than the U.S.
 ----------------------------------------------------------------------------
  DIVERSIFIED FIXED        relatively high current   under normal
  INCOME PORTFOLIO         income and secondarily    circumstances, invests
                           capital appreciation      at least 80% of net
                                                     assets in fixed income
                                                     securities, including
                                                     U.S. and foreign
                                                     government securities,
                                                     mortgage-backed
                                                     securities, investment
                                                     grade debt securities,
                                                     and high yield/high risk
                                                     bonds ("junk bonds")
 ----------------------------------------------------------------------------
  CASH MANAGEMENT          high current yield while  invests in a diversified
  PORTFOLIO                preserving capital        selection of money
                                                     market instruments
 ----------------------------------------------------------------------------

Each Seasons Select Portfolio except the CASH MANAGEMENT PORTFOLIO, is managed by multiple Managers, and we call these Portfolios the "Multi-Managed Seasons Select Portfolios." Each Multi-Managed Seasons Select Portfolio offers you access to at least three different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. To balance the risks of an actively managed portfolio, each Multi-Managed Seasons Select Portfolio includes a passively-managed index component, currently managed by AIG Global Investment Corp. ("AIGGIC") that seeks to track a target index or a subset of an index.

Seasons Series Trust

A "FOCUS" STRATEGY -- one in which a Manager actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Manager of the Focused Portfolios will invest in up to 10 securities, and each of these Portfolios will hold up to a total of 30 securities. Each Manager may invest in additional financial instruments for the purpose of cash management or to hedge a security in the Portfolio.

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of securities to achieve its investment goal.


MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

                                                            Seasons Series Trust

The following chart shows the investment goal and strategy of each of the Seasons Focused Portfolios.

                           SEASONS FOCUSED PORTFOLIOS

 ----------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  FOCUS GROWTH PORTFOLIO   long-term growth of       active trading of equity
                           capital                   securities selected on
                                                     the basis of growth
                                                     criteria, without regard
                                                     to market capitalization
 ----------------------------------------------------------------------------
  FOCUS TECHNET PORTFOLIO  long-term growth of       active trading of equity
                           capital                   securities of companies
                                                     that demonstrate the
                                                     potential for long-term
                                                     growth of capital and
                                                     that the Managers
                                                     believe will benefit
                                                     significantly from
                                                     technological advances
                                                     or improvements, without
                                                     regard to market
                                                     capitalization. Under
                                                     normal circumstances, at
                                                     least 80% of net assets
                                                     will be invested in such
                                                     securities
 ----------------------------------------------------------------------------
  FOCUS GROWTH AND INCOME  long-term growth of       active trading of equity
  PORTFOLIO                capital and current       securities selected to
                           income                    achieve a blend of
                                                     growth companies, value
                                                     companies and companies
                                                     that the Managers
                                                     believe have elements of
                                                     growth and value, issued
                                                     by large-cap companies
                                                     including those that
                                                     offer the potential for
                                                     a reasonable level of
                                                     current income. Each
                                                     Manager may emphasize
                                                     either a growth
                                                     orientation or a value
                                                     orientation at any
                                                     particular time
 ----------------------------------------------------------------------------
  FOCUS VALUE PORTFOLIO    long-term growth of       active trading of equity
                           capital                   securities selected on
                                                     the basis of value
                                                     criteria, without regard
                                                     to market capitalization
 ----------------------------------------------------------------------------

The Seasons Focused Portfolios offer you access to several different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

SunAmerica initially allocated the assets of each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolios among the Managers for a Portfolio in a manner designed to maximize investment efficiency. SunAmerica allocates new cash from share purchases over redemption requests equally among the Managers, unless SunAmerica determines that a different allocation of assets would be in the best interests of a Portfolio and its shareholders. SunAmerica intends, on a quarterly basis, to review the asset allocation in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio to determine the extent to which the portion of assets managed by a Manager differs from that portion managed by any other Manager of the Portfolio. If SunAmerica determines that the difference is significant, SunAmerica will then re-allocate cash flows among the Managers, differently from the manner described above, in an effort to effect a re-balancing of the Portfolio's asset allocation. In general, SunAmerica will not rebalance or reallocate the existing assets of a Multi-Managed Seasons Select Portfolio or Seasons Focused Portfolio among Managers. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Manager to another when it would be in the best interests of a Portfolio and its shareholders to do so. In some instances, where a reallocation results in any rebalancing of the Portfolio from a previous allocation, the effect of the reallocation may be to shift assets from a better performing Manager to a portion of the Portfolio with a relatively lower total return.

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio. The charts beginning on page 36 also describe various additional risks.

     Management Risks

     Each Seasons Portfolio, Seasons Select Portfolio and Seasons Focused Portfolios is subject to the risk that the selection of investments for the Portfolio may not produce the desired result.

     Risks of Investing in Equity Securities

     THE MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, LARGE CAP VALUE, MID CAP GROWTH, MID CAP VALUE, SMALL CAP, INTERNATIONAL EQUITY, FOCUS GROWTH, FOCUS TECHNET, FOCUS GROWTH AND INCOME and FOCUS VALUE PORTFOLIOS invest primarily in equity securities. In addition, the MULTI-MANAGED INCOME/EQUITY PORTFOLIO invests significantly in equity securities.

     As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as a Portfolio's investments in equity securities increases, which also increases the risk that you may lose money during declines in the stock market. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, and vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant benchmarks or other funds with comparable investment objectives and strategies.

     Risks of Investing in Growth Stocks

     Growth stocks are historically volatile, which will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, MID CAP GROWTH, SMALL CAP, FOCUS GROWTH, FOCUS GROWTH AND INCOME AND FOCUS TECHNET PORTFOLIOS.

     Risks of Investing in Value Stocks

     The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the FOCUS VALUE, LARGE CAP VALUE and MID CAP VALUE PORTFOLIOS.

Seasons Series Trust

     Risks of Indexing

     A component of the following portfolios is managed to track the performance of an index: LARGE CAP GROWTH PORTFOLIO, LARGE CAP COMPOSITE PORTFOLIO, LARGE CAP VALUE PORTFOLIO, MID CAP GROWTH PORTFOLIO, MID CAP VALUE PORTFOLIO, SMALL CAP PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO and DIVERSIFIED FIXED INCOME PORTFOLIO. The Manager of such components, AIGGIC, may endeavor to track the index by purchasing every stock included in the index in the same proportions. Or, in the alternative, the Manager may invest in a sampling of index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the index. If this component of such Portfolio does not adequately track the characteristics of the index, it is likely that the performance of this component will not be similar to the performance of the index and, therefore, may have an impact on the overall performance of the Portfolio. The index component will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its index, raising funds to meet redemptions or rebalancing the portfolio, even if there are adverse developments concerning a particular security, company or industry.

     Risks of Investing in Technology Companies

     The FOCUS TECHNET PORTFOLIO invests at least 80% of net assets in securities of companies that the Managers believe will benefit significantly from technological advances or improvements ("technology companies"). Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio may be considerably more volatile than those of a fund that does not invest in technology companies. Technology company risk will also affect the MID CAP GROWTH PORTFOLIO.

     Risks of Investing in Bonds

     The MULTI-MANAGED INCOME/EQUITY, MULTI-MANAGED INCOME, DIVERSIFIED FIXED INCOME and STRATEGIC FIXED INCOME PORTFOLIOS invest primarily in bonds. In addition, the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH and ASSET
     ALLOCATION: DIVERSIFIED GROWTH PORTFOLIOS each invests significantly in bonds.

     As with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

     Risks of Investing in Junk Bonds

     All Portfolios except the STOCK, MID CAP GROWTH and CASH MANAGEMENT PORTFOLIOS may invest to varying degrees in high yield/high risk securities, also known as "junk bonds," which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

                                                            Seasons Series Trust

     Risks of Investing in Money Market Securities

     While an investment in the CASH MANAGEMENT PORTFOLIO should present the least market risk of any of the Portfolios, you should be aware that an investment in this Portfolio is subject to the risks that the value of its investments in high-quality short-term debt obligations ("money market securities") may be affected by changes in interest rates, changes in the rating of an issuer of a money market security and the ability of an issuer to make payments of interest and principal. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value of $1.00.

     Risks of Investing Internationally

     All Portfolios except the CASH MANAGEMENT PORTFOLIO may invest in foreign securities. The INTERNATIONAL EQUITY PORTFOLIO invests at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

     Risks of Investing in Emerging Market Countries

     The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. An emerging market country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle and may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. Each Portfolio other than the Cash Management Portfolio may invest in issuers in emerging market countries. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade.

     Risks of Investing in Smaller Companies

     All Portfolios except the DIVERSIFIED FIXED INCOME, STRATEGIC FIXED INCOME and CASH MANAGEMENT PORTFOLIOS may invest in equity securities of smaller companies. The SMALL CAP PORTFOLIO invests at least 80% of net assets in equity securities of smaller companies. Stocks of smaller companies and to a lesser extent, mid-cap companies, may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, MID-CAP GROWTH and SMALL CAP PORTFOLIOS.

     Risks of Investing in "Non-Diversified" Portfolios

     All Portfolios except for the ASSET ALLOCATION: DIVERSIFIED GROWTH, STOCK, DIVERSIFIED FIXED INCOME, and CASH MANAGEMENT PORTFOLIOS are "non-diversified," which means that each can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

     Additional Principal Risks

     Finally, shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Seasons Series Trust

Q:  HOW HAVE THE SEASONS PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and by comparing each Portfolio's average annual returns with those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                         MULTI-MANAGED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -20.13%

2002........................................................   -18.64%

2003........................................................    22.74%

2004........................................................    10.23%

During the period shown in the bar chart, the highest return for a quarter was 12.54% (quarter ended 6/30/03) and the lowest return for a quarter was -16.41% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/05, the year-to-date return was 2.39%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(5)
-------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio Class 2                          10.23%          -5.17%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   10.88%          -1.39%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                          4.34%           7.37%
-------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3)                                        18.33%           8.87%
-------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                                      10.47%           3.48%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Blended Benchmark Index consists of 51% S&P 500(R), 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000(R) Index, and 2% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Inception date for Class 2 shares is October 16, 2000.

Seasons Series Trust

--------------------------------------------------------------------------------

                    MULTI-MANAGED MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -14.53%

2002........................................................   -13.43%

2003........................................................    18.89%

2004........................................................     7.95%

During the period shown in the bar chart, the highest return for a quarter was 10.34% (quarter ended 6/30/03) and the lowest return for a quarter was -12.11% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 2.16%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(5)
-------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio Class 2                  7.95%           -2.69%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   10.88%           -1.39%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                          4.34%            7.37%
-------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3)                                        18.33%            8.87%
-------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                                       9.34%            4.69%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Blended Benchmark Index consists of 37.9% S&P 500(R), 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000(R) Index, and 1.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Inception date for Class 2 shares is October 16, 2000.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                     MULTI-MANAGED INCOME/EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -5.03%

2002........................................................   -4.80%

2003........................................................   12.20%

2004........................................................    7.15%

During the period shown in the bar chart, the highest return for a quarter was 7.03% (quarter ended 6/30/03) and the lowest return for a quarter was -5.32% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 2.15%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(4)
-------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio Class 2                    7.15%           1.62%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   10.88%          -1.39%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                          4.34%           7.37%
-------------------------------------------------------------------------------------------
 Blended Benchmark Index(3)                                       6.47%           4.61%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Blended Benchmark Index consists of 33.4% S&P 500(R), 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Inception date for Class 2 shares is October 16, 2000.

Seasons Series Trust

--------------------------------------------------------------------------------

                         MULTI-MANAGED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------
2001........................................................     0.52%

2002........................................................     1.45%

2003........................................................     8.86%

2004........................................................     5.25%

During the period shown in the bar chart, the highest return for a quarter was 5.33% (quarter ended 6/30/03) and the lowest return for a quarter was -2.64% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 2.31%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(4)
-------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio Class 2                           5.25%           3.96%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   10.88%          -1.39%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                          4.34%           7.37%
-------------------------------------------------------------------------------------------
 Blended Benchmark Index(3)                                       5.44%           5.97%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Blended Benchmark Index consists of 17.35% S&P 500(R), 80.95% Lehman Brothers U.S. Aggregate Index, and 1.70% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Inception date for Class 2 shares is October 16, 2000.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                 ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -11.10%

2002........................................................   -16.69%

2003........................................................    21.19%

2004........................................................     9.22%

During the period shown in the bar chart, the highest return for a quarter was 13.03% (quarter ended 6/30/03) and the lowest return for a quarter was -15.04% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -0.09%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(5)
-------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth Portfolio Class 2           9.22%          -0.57%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   10.88%          -1.39%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                          4.34%           7.37%
-------------------------------------------------------------------------------------------
 MSCI EAFE Index(3)                                              20.25%           2.64%
-------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                                      11.41%           1.43%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market capitalization weighted composite of securities in 19 developed markets.
(4) The Blended Benchmark Index consists of 60% S&P 500(R), 20% Lehman Brothers U.S. Aggregate Index, and 20% MSCI EAFE Index.
(5) Inception date for Class 2 shares is October 16, 2000.

Seasons Series Trust

--------------------------------------------------------------------------------

                             FOCUS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -11.66%

2002........................................................   -23.06%

2003........................................................    41.34%

2004........................................................     1.66%

During the period shown in the bar chart, the highest return for a quarter was 17.92% (quarter ended 6/30/03) and the lowest return for a quarter was -16.72% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 0.38%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(5)
-------------------------------------------------------------------------------------------
 Focus Growth Portfolio(1) Class 2                                1.66%          -2.70%
-------------------------------------------------------------------------------------------
 Russell 3000(R) Growth Index(2)                                  6.93%          -8.67%
-------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(3)                                  6.30%          -9.26%
-------------------------------------------------------------------------------------------
 S&P 500(R)(4)                                                   10.88%          -1.39%
-------------------------------------------------------------------------------------------

(1) Effective October 1, 2002, Salomon Brothers Asset Management Inc replaced Jennison Associates LLC as manager of a component of the portfolio. Effective February 14, 2005, Credit Suisse Asset Management, LLC and Janus Capital Management LLC replaced Fred Alger Management, Inc. and Salomon Brothers Asset Management Inc as managers of components of the Portfolio.
(2) Effective February 14, 2005, the Portfolio selected the Russell 3000(R) Growth Index for performance comparisons. The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 3000(R) Growth or the Russell 2000(R) Growth indexes. The change in indices was made because the Russell 3000(R) Growth Index is more representative of the Portfolio's investment strategy.
(3) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth value.
(4) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(5) Inception date for Class 2 shares is October 16, 2000.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                            FOCUS TECHNET PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -50.40%

2002........................................................   -45.36%

2003........................................................    77.12%

2004........................................................    18.54%

During the period shown in the bar chart, the highest return for a quarter was 47.62% (quarter ended 12/31/01) and the lowest return for a quarter was -48.47% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -4.75%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Focus TechNet Portfolio Class 2(1)                              18.54%         -13.13%
-------------------------------------------------------------------------------------------
 NASDAQ 100(R) Index(1)                                          10.75%          -8.63%
-------------------------------------------------------------------------------------------

(1) Effective March 4, 2003, Van Wagoner Capital Management, Inc. ("Van Wagoner") was terminated as a subadviser for a portion of the Focus TechNet Portfolio. SunAmerica, Adviser, monitored that portion of the Portfolio until September 15, 2003 when BAMCO, Inc. was engaged as subadviser to such portion of the portfolio.
(2) The NASDAQ(R) 100 Index is a market capitalization weighted, unmanaged index of 100 of the largest non-financial domestic common stocks listed on the National Market tier of the NASDAQ Stock Market.
(3) Inception date for Class 2 shares is December 29, 2000.

Seasons Series Trust

--------------------------------------------------------------------------------

                       FOCUS GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -18.36%

2002........................................................   -17.16%

2003........................................................    35.21%

2004........................................................     7.11%

During the period shown in the bar chart, the highest return for a quarter was 19.03% (quarter ended 6/30/03) and the lowest return for a quarter was -17.89% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -3.37%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Focus Growth and Income Portfolio Class 2(1)                     7.11%          -0.52%
-------------------------------------------------------------------------------------------
 S&P 500(R)(2)                                                   10.88%          -0.52%
-------------------------------------------------------------------------------------------

(1) Effective October 1, 2001, an additional Manager, Harris Associates L.P., assumed management for a component of the Portfolio. Additionally, effective July 29, 2002, Thornburg Investment Management, Inc. replaced SunAmerica, the Adviser, for another component of the Portfolio. Effective August 1, 2005, Harris Associates L.P., was replaced as for a component of the Portfolio. SunAmerica, as Adviser, is monitoring that portion of the Portfolio.
(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(3) Inception date for Class 2 shares is December 29, 2000.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                             FOCUS VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ----------

2002........................................................    -20.88%

2003........................................................     41.89%

2004........................................................     16.18%

During the period shown in the bar chart, the highest return for a quarter was 20.75% (quarter ended 6/30/03) and the lowest return for a quarter was -18.07% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 1.30%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(4)
-------------------------------------------------------------------------------------------
 Focus Value Portfolio Class 2(1)                                16.18%           14.10%
-------------------------------------------------------------------------------------------
 Russell 1000(R) Value Index(2)                                  16.49%           10.27%
-------------------------------------------------------------------------------------------
 Russell 3000(R) Value Index(3)                                  16.94%           11.02%
-------------------------------------------------------------------------------------------

(1) Effective June 16, 2003, J.P. Morgan Investment Management Inc. replaced Thornburg Investment Management, Inc. as manager of a component of the Portfolio.
(2) The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.
(3) The Russell 3000(R) Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000(R) companies with lower price-to-book ratios and lower forecasted growth values.
(4) Inception date for Class 2 shares is October 1, 2001.

Seasons Series Trust

--------------------------------------------------------------------------------

                                STOCK PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -10.00%

2002........................................................   -23.38%

2003........................................................    30.70%

2004........................................................     9.68%

During the period shown in the bar chart, the highest return for a quarter was 16.23% (quarter ended 6/30/03) and the lowest return for a quarter was -15.35% (quarter ended 6/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -1.25%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST          RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR        INCEPTION(2)
---------------------------------------------------------------------------------------------
 Stock Portfolio Class 2                                          9.68%            -0.98%
---------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   10.88%            -1.39%
---------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) Inception date for Class 2 shares is October 16, 2000.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                           LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -19.71%

2002........................................................   -26.01%

2003........................................................    26.40%

2004........................................................    11.23%

During the period shown in the bar chart, the highest return for a quarter was 13.57% (quarter ended 6/30/03) and the lowest return for a quarter was -17.84% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -0.35%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio Class 2(1)                           11.23%         -6.68%
-------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Growth Index(2)                                 6.13%         -5.90%
-------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The S&P 500(R)/BARRA Growth Index is unmanaged and is constructed by dividing the stocks in the S&P 500(R) index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The growth index has firms with lower book-to-price ratios. Like the full S&P indices, the growth index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.
(3) Inception date for Class 2 shares is October 16, 2000.

Seasons Series Trust

--------------------------------------------------------------------------------

                         LARGE CAP COMPOSITE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ----------

2001........................................................    -14.20%

2002........................................................    -23.59%

2003........................................................     26.40%

2004........................................................      9.74%

During the period shown in the bar chart, the highest return for a quarter was 14.14% (quarter ended 6/30/03) and the lowest return for a quarter was -16.18% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -1.33%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio Class 2(1)                         9.74%          -3.61%
-------------------------------------------------------------------------------------------
 S&P 500(R)(2)                                                   10.88%          -1.39%
-------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(3) Inception date for Class 2 shares is October 16, 2000.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                           LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................    -1.35%

2002........................................................   -21.22%

2003........................................................    29.26%

2004........................................................    12.37%

During the period shown in the bar chart, the highest return for a quarter was 17.99% (quarter ended 6/30/03) and the lowest return for a quarter was -19.49% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -0.17%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Large Cap Value Portfolio Class 2(1)                            12.37%          5.19%
-------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Value Index(2)                                 15.71%          2.97%
-------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The S&P 500(R)/BARRA Value Index is unmanaged and is constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with higher book-to-price ratios. Like the full S&P indices, the value index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.
(3) Inception date for Class 2 shares is October 16, 2000.

Seasons Series Trust

--------------------------------------------------------------------------------

                            MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -13.89%

2002........................................................   -23.61%

2003........................................................    43.68%

2004........................................................    14.79%

During the period shown in the bar chart, the highest return for a quarter was 22.74% (quarter ended 12/31/01) and the lowest return for a quarter was -24.40% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -0.40%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio Class 2(1)                             14.79%           0.43%
-------------------------------------------------------------------------------------------
 Russell Midcap(R) Growth Index(2)                               15.48%          -5.14%
-------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.
(3) Inception date for Class 2 shares is October 16, 2000.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                            MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................    7.06%

2002........................................................   -8.87%

2003........................................................   29.18%

2004........................................................   23.95%

During the period shown in the bar chart, the highest return for a quarter was 15.49% (quarter ended 6/30/03) and the lowest return for a quarter was -15.80% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 4.27%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio Class 2(1)                              23.95%         14.91%
-------------------------------------------------------------------------------------------
 Russell Midcap(R) Value Index(2)                                23.71%         14.73%
-------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) Russell Midcap(R) Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.
(3) Inception date for Class 2 shares is October 16, 2000.

Seasons Series Trust

--------------------------------------------------------------------------------

                              SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -12.34%

2002........................................................   -25.15%

2003........................................................    37.46%

2004........................................................     9.59%

During the period shown in the bar chart, the highest return for a quarter was 20.03% (quarter ended 6/30/03) and the lowest return for a quarter was -22.97% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -2.03%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Small Cap Portfolio Class 2(1)                                   9.59%          -1.82%
-------------------------------------------------------------------------------------------
 Russell 2000(R) Index(2)                                        18.33%           8.87%
-------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001. Effective February 14, 2005, Salomon Brothers Asset Management Inc replaced Lord Abbett & Co. as manager of a component of the Portfolio.
(2) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(3) Inception date for Class 2 shares is October 16, 2000.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................  -24.27%

2002........................................................  -23.97%

2003........................................................   31.78%

2004........................................................   17.63%

During the period shown in the bar chart, the highest return for a quarter was 17.77% (quarter ended 6/30/03) and the lowest return for a quarter was -22.51% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -1.64%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 International Equity Portfolio Class 2(1)                       17.63%        -3.67%
-------------------------------------------------------------------------------------------
 MSCI EAFE Index(2)                                              20.25%        2.64%
-------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market capitalization weighted composite of securities in 19 developed markets.
(3) Inception date for Class 2 shares is October 16, 2000.

Seasons Series Trust

--------------------------------------------------------------------------------

                       DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................    4.53%

2002........................................................    8.42%

2003........................................................    3.25%

2004........................................................    3.47%

During the period shown in the bar chart, the highest return for a quarter was 4.37% (quarter ended 9/30/02) and the lowest return for a quarter was -3.01% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 2.05%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio Class 2(1)                   3.47%          5.21%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                         4.34%          7.37%
-------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) Inception date for Class 2 shares is October 16, 2000.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................     3.24%

2002........................................................     0.85%

2003........................................................     0.22%

2004........................................................     0.56%

During the period shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended 3/31/01) and the lowest return for a quarter was 0.00% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 0.93%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Cash Management Portfolio(1) Class 2                            0.56%           1.43%
-------------------------------------------------------------------------------------------
 US Treasury Bills, 0-3 Months Index Class 2                     1.25%           2.23%
-------------------------------------------------------------------------------------------

(1) Effective February 14, 2005, Banc of America Capital Management, LLC assumed management of the Portfolio. The Portfolio was previously managed by SunAmerica, the Adviser.
(2) Inception date for Class 2 shares is October 16, 2000.

Seasons Series Trust

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                                                  MULTI-MANAGED
                                                              MULTI-MANAGED         MODERATE          MULTI-MANAGED
                                                                 GROWTH              GROWTH           INCOME/EQUITY
                                                                PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                            -----------------   -----------------   -----------------
                                                                 CLASS 2             CLASS 2             CLASS 2
                                                            -----------------   -----------------   -----------------
Management Fees                                                   0.89%               0.85%               0.81%
Distribution/Service (12b-1) Fees                                 0.15%               0.15%               0.15%
Other Expenses                                                    0.15%               0.10%               0.10%
Total Annual Portfolio Operating Expenses                         1.19%               1.10%               1.06%

                                                                                ASSET ALLOCATION:
                                                              MULTI-MANAGED        DIVERSIFIED
                                                                 INCOME              GROWTH               STOCK
                                                                PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                            -----------------   -----------------   -----------------
                                                                 CLASS 2             CLASS 2             CLASS 2
                                                            -----------------   -----------------   -----------------
Management Fees                                                   0.77%               0.85%               0.85%
Distribution/Service (12b-1) Fees                                 0.15%               0.15%               0.15%
Other Expenses                                                    0.13%               0.09%               0.08%
Total Annual Portfolio Operating Expenses                         1.05%               1.09%               1.08%

                                                                LARGE CAP           LARGE CAP           LARGE CAP
                                                                 GROWTH             COMPOSITE             VALUE
                                                              PORTFOLIO(1)        PORTFOLIO(1)        PORTFOLIO(1)
                                                            -----------------   -----------------   -----------------
                                                                 CLASS 2             CLASS 2             CLASS 2
                                                            -----------------   -----------------   -----------------
Management Fees                                                   0.80%               0.80%               0.80%
Distribution/Service (12b-1) Fees                                 0.15%               0.15%               0.15%
Other Expenses                                                    0.19%               0.47%               0.16%
Total Annual Portfolio Operating Expenses                         1.14%               1.42%               1.11%

                                                                 MID CAP
                                                                 GROWTH           MID CAP VALUE         SMALL CAP
                                                              PORTFOLIO(1)        PORTFOLIO(1)        PORTFOLIO(1)
                                                            -----------------   -----------------   -----------------
                                                                 CLASS 2             CLASS 2             CLASS 2
                                                            -----------------   -----------------   -----------------
Management Fees                                                   0.85%               0.85%               0.85%
Distribution/Service (12b-1) Fees                                 0.15%               0.15%               0.15%
Other Expenses                                                    0.20%               0.16%               0.22%
Total Annual Portfolio Operating Expenses                         1.20%               1.16%               1.22%

                                                            Seasons Series Trust

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                INTERNATIONAL     DIVERSIFIED FIXED         CASH
                                                   EQUITY              INCOME            MANAGEMENT         FOCUS GROWTH
                                                PORTFOLIO(1)          PORTFOLIO           PORTFOLIO         PORTFOLIO(1)
                                              -----------------   -----------------   -----------------   -----------------
                                                   CLASS 2             CLASS 2             CLASS 2             CLASS 2
                                              -----------------   -----------------   -----------------   -----------------
Management Fees                                     1.00%               0.70%               0.55%               1.00%
Distribution/Service (12b-1) Fees                   0.15%               0.15%               0.15%               0.15%
Other Expenses                                      0.30%               0.14%               0.16%               0.21%
Total Annual Portfolio Operating Expenses           1.45%               0.99%               0.86%               1.36%

                                                                    FOCUS GROWTH
                                                FOCUS TECHNET        AND INCOME          FOCUS VALUE
                                                PORTFOLIO(1)        PORTFOLIO(1)        PORTFOLIO(1)
                                              -----------------   -----------------   -----------------
                                                   CLASS 2             CLASS 2             CLASS 2
                                              -----------------   -----------------   -----------------
Management Fees                                     1.20%               1.00%               1.00%
Distribution/Service (12b-1) Fees                   0.15%               0.15%               0.15%
Other Expenses                                      0.47%               0.29%               0.28%
Total Annual Portfolio Operating Expenses           1.82%               1.44%               1.43%

---------------

(1) SunAmerica is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolio classes do not exceed the amounts set forth below:

                                                               CLASS 2
     Large Cap Growth Portfolio.............................    1.25%
     Large Cap Composite Portfolio..........................    1.25%
     Large Cap Value Portfolio..............................    1.25%
     Mid Cap Growth Portfolio...............................    1.30%
     Mid Cap Value Portfolio................................    1.30%
     Small Cap Portfolio....................................    1.30%
     International Equity Portfolio.........................    1.45%
     Focus Growth Portfolio.................................    1.45%
     Focus TechNet Portfolio................................    1.65%
     Focus Growth and Income Portfolio......................    1.45%
     Focus Value Portfolio..................................    1.45%

Seasons Series Trust

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
Multi-Managed Growth Portfolio*
  Class 2 Shares...........................................   $121    $  378    $  654     $1,443
Multi-Managed Moderate Growth Portfolio*
  Class 2 Shares...........................................   $112    $  350    $  606     $1,340
Multi-Managed Income/Equity Portfolio*
  Class 2 Shares...........................................   $108    $  337    $  585     $1,294
Multi-Managed Income Portfolio*
  Class 2 Shares...........................................   $107    $  334    $  579     $1,283
Asset Allocation: Diversified Growth Portfolio*
  Class 2 Shares...........................................   $111    $  347    $  601     $1,329
Stock Portfolio*
  Class 2 Shares...........................................   $110    $  343    $  595     $1,317
Large Cap Growth Portfolio*
  Class 2 Shares...........................................   $116    $  362    $  628     $1,386
Large Cap Composite Portfolio*
  Class 2 Shares...........................................   $145    $  449    $  776     $1,702
Large Cap Value Portfolio*
  Class 2 Shares...........................................   $113    $  353    $  612     $1,352
Mid Cap Growth Portfolio*
  Class 2 Shares...........................................   $122    $  381    $  660     $1,455
Mid Cap Value Portfolio*
  Class 2 Shares...........................................   $118    $  368    $  638     $1,409
Small Cap Portfolio*
  Class 2 Shares...........................................   $124    $  387    $  670     $1,477
International Equity Portfolio*
  Class 2 Shares...........................................   $148    $  459    $  792     $1,735
Diversified Fixed Income Portfolio*
  Class 2 Shares...........................................   $101    $  315    $  547     $1,213
Cash Management Portfolio*
  Class 2 Shares...........................................   $ 88    $  274    $  477     $1,061
Focus Growth Portfolio*
  Class 2 Shares...........................................   $138    $  431    $  745     $1,635
Focus TechNet Portfolio*
  Class 2 Shares...........................................   $185    $  573    $  985     $2,137
Focus Growth and Income Portfolio*
  Class 2 Shares...........................................   $147    $  456    $  787     $1,724

                                                            Seasons Series Trust

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
Focus Value Portfolio*
  Class 2 Shares...........................................   $146    $  452    $  782     $1,713

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the investment adviser, Sun America. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

The following are your costs after these fee waivers and/or expense reimbursements:

                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
Multi-Managed Growth Portfolio
  Class 2 Shares....................................   $121     $378      $654      $1,443
Multi-Managed Moderate Growth Portfolio
  Class 2 Shares....................................   $112     $350      $606      $1,340
Multi-Managed Income/Equity Portfolio
  Class 2 Shares....................................   $108     $337      $585      $1,294
Multi-Managed Income Portfolio
  Class 2 Shares....................................   $107     $334      $579      $1,283
Asset Allocation: Diversified Growth Portfolio(1)
  Class 2 Shares....................................   $111     $347      $601      $1,329
Stock Portfolio
  Class 2 Shares....................................   $110     $343      $595      $1,317
Large Cap Growth Portfolio
  Class 2 Shares....................................   $121     $378      $654      $1,443
Large Cap Composite Portfolio
  Class 2 Shares....................................   $127     $397      $686      $1,511
Large Cap Value Portfolio(1)
  Class 2 Shares....................................   $113     $353      $612      $1,352
Mid Cap Growth Portfolio
  Class 2 Shares....................................   $130     $406      $702      $1,545
Mid Cap Value Portfolio
  Class 2 Shares....................................   $120     $375      $649      $1,432
Small Cap Portfolio
  Class 2 Shares....................................   $132     $412      $713      $1,568
International Equity Portfolio(1)
  Class 2 Shares....................................   $148     $459      $792      $1,735
Diversified Fixed Income Portfolio
  Class 2 Shares....................................   $101     $315      $547      $1,213
Cash Management Portfolio
  Class 2 Shares....................................   $ 88     $274      $477      $1,061
Focus Growth Portfolio
  Class 2 Shares....................................   $148     $459      $792      $1,735
Focus TechNet Portfolio
  Class 2 Shares....................................   $168     $520      $897      $1,955
Focus Growth and Income Portfolio
  Class 2 Shares....................................   $148     $459      $792      $1,735
Focus Value Portfolio
  Class 2 Shares....................................   $148     $459      $792      $1,735

(1) The amount of the voluntary fee waiver/or expense reimbursement by the Adviser was less than 0.01%.

Seasons Series Trust

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's and Managed Component's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. You should consider your ability to assume the risks involved before investing in a Portfolio or Managed Component through the various Variable Contracts.

The Variable Contracts offer four variable investment "Strategies." You should be aware that if you select a Strategy you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

ADDITIONAL INFORMATION ABOUT THE SEASONS PORTFOLIOS

Four of the Seasons Portfolios are Multi-Managed Seasons Portfolios, which means that they pursue their investment goals by allocating their assets among three or four Managed Components, as previously indicated in the chart on page 4. If you invest in one of the Multi-Managed Seasons Portfolios, it is important for you to understand how the information in the charts provided below applies specifically to your investment. To summarize the allocation strategy, because the MULTI-MANAGED GROWTH and MULTI-MANAGED MODERATE GROWTH PORTFOLIOS seek long-term growth of capital, each therefore allocates a relatively larger percentage of its assets to the AGGRESSIVE GROWTH/SUNAMERICA and GROWTH/JANUS components than do the other two Multi-Managed Seasons Portfolios. In contrast, the MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS focus on preservation of principal or capital and therefore allocate a relatively larger percentage of their assets to the BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT components. The MULTI-MANAGED INCOME/EQUITY and the MULTI-MANAGED INCOME PORTFOLIOS do not allocate any percentage of their assets to the AGGRESSIVE GROWTH/SUNAMERICA component.

You should carefully review the investment objectives and policies of each Multi-Managed Seasons Portfolios to understand how each Managed Component applies to an investment in any of the Multi-Managed Season Portfolios. For example, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO, you should be aware that this Portfolio distributes its assets among the GROWTH/JANUS component, the BALANCED/SUNAMERICA component and the FIXED INCOME/WELLINGTON MANAGEMENT component in a ratio of 8%/17%/75%. Also, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO you should be aware that this Portfolio invests three quarters of its assets in the FIXED INCOME/WELLINGTON MANAGEMENT component. So, when reviewing the charts provided below, please keep in mind how the investment strategies and risks of each of the Managed Components applies to your investment.

                                                            Seasons Series Trust

                               Managed Components

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FIXED INCOME
                              AGGRESSIVE GROWTH               GROWTH                  BALANCED                 COMPONENT/
                                  COMPONENT/                COMPONENT/               COMPONENT/                WELLINGTON
                                  SUNAMERICA                   JANUS                 SUNAMERICA                MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------------
 What are the              - Equity securities,        - Equity securities      - Equity securities:    - U.S. and foreign fixed
 Portfolio's/ Managed        including those of          selected for their       -large-cap stocks       income securities of
 Component's principal       lesser known or high        growth potential:        -mid-cap stocks         varying maturities and
 investments?                growth companies or         -large-cap stocks      - Investment grade        risk/return
                             industries, such as         -mid-cap stocks          fixed income            characteristics (at
                             technology,                 -small-cap stocks        securities              least 80% investment
                             telecommunications,                                - 70%/30% neutral         grade securities and at
                             media, healthcare,                                   equity/debt             least 80% U.S. dollar
                             energy and consumer                                  weighting for           denominated securities)
                             cyclicals:                                           Multi-Managed         - U.S. government
                             -small-cap stocks                                    Growth and Moderate     securities
                                                                                  Growth Portfolios     - Asset-backed and
                                                                                  (actual weighting       mortgage-backed
                                                                                  may differ)             securities
                                                                                - 50%/50% neutral       - When-issued and
                                                                                  equity/debt             delayed-delivery
                                                                                  weighting for           securities
                                                                                  Multi-Managed
                                                                                  Income/Equity and
                                                                                  Income Portfolios
                                                                                  (actual weighting
                                                                                  may differ)
---------------------------------------------------------------------------------------------------------------------------------
 What other types of       - Mid-cap stocks            - Junk bonds (up to      - Small-cap stocks      - Junk bonds (up to 20%)
 investments may the       - Large-cap stocks            35%)                     (up to 20%)           - Short-term investments
 Portfolio/Managed         - Short-term investments    - Short-term             - Short-term              (up to 20%)
 Component significantly     (up to 25%)                 investments              investments           - Foreign securities (up
 invest in?                - Options                     (up to 25%)              (up to 25%)             to 20% denominated in
                                                                                - Foreign securities      foreign currencies; up
                                                                                  (up to 25%)             to 100% denominated in
                                                                                - ADRs/EDRs/GDRs          U.S. dollars)
                                                                                - Emerging markets
                                                                                - PFICs
                                                                                - Junk bonds (up to
                                                                                  15%)
---------------------------------------------------------------------------------------------------------------------------------
 What other types of       - Investment grade fixed    - Investment grade       - U.S. government       - Currency transactions
 investments may the         income securities           fixed income             securities            - Currency baskets
 Portfolio/Managed         - U.S. government             securities             - Asset-backed and      - PFICs
 Component use as part       securities                - U.S. government          mortgage- backed      - Options and futures
 of efficient portfolio    - Asset-backed and            securities               securities            - Special situations
 management or to            mortgage-backed           - Asset-backed and       - Options and futures   - Securities lending
 enhance return?             securities                  mortgage-backed        - Special situations    - Forward foreign
                           - Foreign securities          securities             - Currency                currency exchange
                           - ADRs/EDRs/GDRs            - Foreign securities       transactions            contracts
                           - Passive Foreign           - ADRs/EDRs/GDRs         - Currency baskets      - U.S. Treasury inflation
                             Investment Companies      - Currency               - Securities lending      protection securities
                             (PFICs)                     transactions                                   - Roll transactions
                           - Options and futures       - Currency baskets                               - Total return swaps (up
                           - Special situations        - Emerging markets                                 to 10%)
                           - Securities lending        - Options and futures                            - Short sales
                                                       - Special situations
---------------------------------------------------------------------------------------------------------------------------------
 What risks normally       - Active trading            - Active trading         - Credit quality        - Active trading
 affect the                - Derivatives               - Credit quality         - Derivatives           - Credit quality
 Portfolio/Managed         - Emerging markets          - Derivatives            - Emerging markets      - Currency volatility
 Component?                - Foreign exposure          - Emerging markets       - Foreign exposure      - Derivatives
                           - Growth stocks             - Foreign exposure       - Hedging               - Emerging markets
                           - Hedging                   - Growth stocks          - Interest rate         - Foreign exposure
                           - Market volatility         - Hedging                  fluctuations          - Hedging
                           - Non-diversified status    - Junk bonds             - Market volatility     - Interest rate
                           - Prepayment                - Market volatility      - Non-diversified         fluctuations
                           - Securities selection      - Non-diversified          status                - Junk bonds
                           - Small and medium sized      status                 - Prepayment            - Market volatility
                             companies                 - Prepayment             - Securities            - Non-diversified status
                                                       - Securities selection     selection             - Prepayment
                                                       - Small and medium       - Small and medium      - Securities selection
                                                         sized companies          sized companies
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Seasons Series Trust

                               SEASONS PORTFOLIOS

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                                          ASSET ALLOCATION:
                                     DIVERSIFIED GROWTH PORTFOLIO                      STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's/     - Strategic allocation of approximately     - Common stocks (at least 80% of net
 Managed Component's             80% (with a range of 65-95%) of total       assets)
 principal investments?          assets to equity securities:
                                 -large-cap stocks
                                 -mid-cap stocks
                                 -small-cap stocks
                               - Strategic allocation of approximately
                                 20% (with a range of 5-35%) of assets
                                 to fixed income securities
                               - Foreign securities (up to 60%)
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Junk bonds (up to 20%)                    - Short-term investments (up to 20%)
 investments may the           - Short-term investments (up to 20%)        - Foreign securities (up to 30%)
 Portfolio/Managed Component                                               - ADRs/EDRs/GDRs
 significantly invest in?
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed income             - Mid-cap stocks
 investments may the             securities                                - Investment grade fixed income
 Portfolio/Managed Component   - U.S. government securities                  securities
 use as part of efficient      - Asset-backed and mortgage-backed          - U.S. government securities
 portfolio management or to      securities                                - Asset-backed and mortgage-backed
 enhance return?               - Currency transactions                       securities
                               - Currency baskets                          - Currency transactions
                               - Emerging markets                          - Currency baskets
                               - PFICs                                     - Emerging markets
                               - Options and futures                       - PFICs
                               - Special situations                        - REITs
                               - Securities lending                        - Options and futures
                               - Hybrid instruments (up to 10%)            - Special situations
                                                                           - Convertible securities and warrants
                                                                           - Exchange Traded Funds (ETFs)
                                                                           - Hybrid instruments (up to 10%)
                                                                           - Securities lending
--------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading                            - Active trading
 the Portfolio/Managed         - Credit quality                            - Derivatives
 Component?                    - Derivatives                               - Emerging markets
                               - Emerging markets                          - Foreign exposure
                               - Foreign exposure                          - Growth stocks
                               - Growth stocks                             - Hedging
                               - Hedging                                   - Market volatility
                               - Interest rate fluctuations                - Securities selection
                               - Junk bonds                                - Small and medium sized companies
                               - Market volatility
                               - Prepayment
                               - Securities selection
                               - Small and medium sized companies
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                                                            Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

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-----------------------------------------------------------------------------------------------------------------------
                                       LARGE CAP                     LARGE CAP                      LARGE CAP
                                    GROWTH PORTFOLIO            COMPOSITE PORTFOLIO              VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of large
 principal investments?          large companies (at least     large companies (at least     companies (at least 80% of
                                 80% of net assets)            80% of net assets) that       net assets) selected
                                 selected through a growth     offer the potential for       through a value strategy
                                 strategy                      long-term growth of
                                                               capital or dividends
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Mid-cap stocks              - Mid-cap stocks              - Mid-cap stocks
 investments may the           - Junk bonds (up to 20%)      - Junk bonds (up to 15%)      - Short-term investments (up
 Portfolio significantly       - Short-term investments      - Short-term investments        to 20%)
 invest in?                      (up to 20%)                   (up to 20%)                 - Foreign securities (up to
                               - Foreign securities          - Foreign securities (up to     30%)
                               - Emerging markets              30%)                        - ADRs/EDRs/GDRs
                               - ADRs/EDRs/GDRs              - ADRs/EDRs/GDRs              - PFICs
                               - PFICs
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Small-cap stocks            - Small-cap stocks            - Small-cap stocks
 investments may the           - Investment grade fixed      - Investment grade fixed      - Junk bonds (up to 10%)
 Portfolio use as part of        income securities             income securities           - REITs
 efficient portfolio           - U.S. government             - U.S. government             - Currency transactions
 management or to enhance        securities                    securities                  - Currency baskets
 return?                       - Asset-backed and            - Asset-backed and            - Emerging markets
                                 mortgage-backed               mortgage- backed            - Options and futures
                                 securities                    securities                  - Hybrid instruments (up to
                               - REITs                       - PFICs                         10%)
                               - Currency transactions       - REITs                       - Interest rate swaps,
                               - Currency baskets            - Currency transactions         mortgage swaps, caps,
                               - Custodial receipts and      - Currency baskets              floors and collars
                                 trust certificates          - Emerging markets            - Convertible securities and
                               - Options and futures         - Options and futures           warrants
                               - Options on foreign          - Hybrid instruments (up to   - ETFs
                                 currency                      10%)                        - Securities lending
                               - Options on securities and   - Interest rate swaps,        - Investment grade fixed
                                 securities indices            mortgage swaps, caps,         income securities
                               - Hybrid instruments (up to     floors and collars          - U.S. government securities
                                 10%):                       - Special situations          - Asset-backed and mortgage-
                                 - SPDRs                     - Convertible securities        backed securities
                                 - iShares                     and warrants                - Special situations
                               - Interest rate caps,         - ETFs
                                 floors and collars          - Securities lending
                               - Special situations
                               - Securities lending
                               - ETFs
                               - Unseasoned companies
-----------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading              - Active trading              - Active trading
 the Portfolio?                - Credit quality              - Derivatives                 - Derivatives
                               - Derivatives                 - Emerging markets            - Emerging markets
                               - Emerging markets            - Foreign exposure            - Foreign exposure
                               - Foreign exposure            - Growth stocks               - Hedging
                               - Growth stocks               - Hedging                     - Indexing
                               - Hedging                     - Indexing                    - Junk bonds
                               - Indexing                    - Junk bonds                  - Market volatility
                               - Interest rate               - Market volatility           - Non-diversified status
                                 fluctuations                - Non-diversified status      - Securities selection
                               - Junk bonds                  - Securities selection        - Small and medium sized
                               - Market volatility           - Small and medium sized        companies
                               - Non-diversified status        companies                   - Value investing
                               - Prepayment
                               - Securities selection
                               - Small and medium sized
                                 companies
-----------------------------------------------------------------------------------------------------------------------

Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

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-----------------------------------------------------------------------------------------------------------------------
                                        MID CAP                       MID CAP                       SMALL CAP
                                    GROWTH PORTFOLIO              VALUE PORTFOLIO                   PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of small
 principal investments?          medium- sized companies       medium- sized companies       companies (at least 80% of
                                 (at least 80% of net          (at least 80% of net          net assets)
                                 assets) selected through      assets) selected through
                                 a growth strategy             a value strategy
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Large-cap stocks            - Large-cap stocks            - Active trading
 investments may the           - Small-cap stocks            - Small-cap stocks            - Junk bonds (up to 20%)
 Portfolio significantly       - Short-term investments      - Junk bonds (up to 20%)      - Short-term investments (up
 invest in?                      (up to 20%)                 - Short-term investments        to 20%)
                               - Foreign securities (up to     (up to 20%)                 - Foreign securities (up to
                                 30%)                        - Foreign securities (up to     30%)
                               - ADRs/EDRs/GDRs                30%)                        - ADRs/EDRs/GDRs
                               - PFICs                       - ADRs/EDRs/GDRs              - PFICs
                                                             - Special situations          - Options and futures
                                                             - PFICs
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed      - Investment grade fixed      - Large-cap stocks
 investments may the             income securities             income securities           - Mid-cap stocks
 Portfolio use as part of      - U.S. government             - U.S. government             - Investment grade fixed
 efficient portfolio             securities                    securities                    income securities
 management or to enhance      - Asset-backed and            - Asset-backed and            - U.S. government securities
 return?                         mortgage- backed              mortgage- backed            - Asset-backed and mortgage-
                                 securities                    securities                    backed securities
                               - REITs                       - REITs                       - REITs
                               - Currency transactions       - Currency transactions       - Emerging markets
                               - Currency baskets            - Currency baskets            - Hybrid instruments (up to
                               - Emerging markets            - Custodial receipts and        10%)
                               - Options and futures           trust certificates          - Interest rate swaps,
                               - Hybrid instruments (up to   - Emerging markets              mortgage swaps, caps,
                                 10%)                        - Options and futures           floors and collars
                               - Interest rate swaps,        - Options on foreign          - Special situations
                                 mortgage swaps, caps,         currencies                  - Securities lending
                                 floors and collars          - Options on securities and   - ETFs
                               - Convertible securities        securities indices
                                 and warrants                - Hybrid instruments (up to
                               - ETFs                          10%):
                               - Securities lending            - SPDRs
                               - Special situations            - iShares
                                                             - Interest rate caps,
                                                               floors and collars
                                                             - Securities lending
                                                             - ETFs
-----------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading              - Active trading              - Active trading
 the Portfolio?                - Derivatives                 - Credit quality              - Credit quality
                               - Emerging markets            - Derivatives                 - Derivatives
                               - Foreign exposure            - Emerging markets            - Emerging markets
                               - Growth stocks               - Foreign exposure            - Foreign exposure
                               - Hedging                     - Hedging                     - Growth stocks
                               - Indexing                    - Indexing                    - Hedging
                               - Market volatility           - Interest rate               - Junk bonds
                               - Non-diversified status        fluctuations                - Indexing
                               - Securities selection        - Junk bonds                  - Interest rate fluctuations
                               - Small and medium sized      - Market volatility           - Market volatility
                                 companies                   - Non-diversified status      - Non-diversified status
                               - Technology sector           - Prepayment                  - Prepayment
                                                             - Securities selection        - Securities selection
                                                             - Small and medium sized      - Small and medium sized
                                                               companies                     companies
                                                             - Value investing
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                                                            Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

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---------------------------------------------------------------------------------------------------------------------
                                 INTERNATIONAL EQUITY           DIVERSIFIED FIXED              CASH MANAGEMENT
                                       PORTFOLIO                 INCOME PORTFOLIO                 PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities (at      - Fixed income securities     - A diversified selection
 principal investments?          least 80% of net assets)     (at least 80% of net          of money market
                                 of issuers in at least       assets) including U.S.        instruments
                                 three countries other        and foreign government
                                 than the U.S.                securities ("Net assets"
                                                              will take into account
                                                              any borrowings for
                                                              investment purposes)
                                                            - Mortgage-backed
                                                              securities
                                                            - Investment grade fixed
                                                              income securities
                                                            - Foreign securities (up to
                                                              30%)
                                                            - Junk bonds (up to 20%)
---------------------------------------------------------------------------------------------------------------------
 What other types of           - Large-cap stocks           - Asset-backed and            - Investment grade fixed
 investments may the           - Mid-cap stocks               mortgage- backed              income securities
 Portfolio significantly       - Small-cap stocks             securities                  - U.S. government
 invest in?                    - Junk bonds (up to 20%)     - ADRs/EDRs/GDRs                securities
                               - Short-term investments     - PFICs
                                 (up to 20%)                - Short-term investments
                               - ADRs/EDRs/GDRs               (up to 20%)
                               - PFICs                      - ETFs
                               - Foreign securities
                               - Emerging markets
---------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed     - Currency transactions       - Asset-backed and
 investments may the             income securities          - Currency baskets              mortgage- backed
 Portfolio use as part of      - U.S. government            - Emerging markets              securities
 efficient portfolio             securities                 - Options and futures
 management or to enhance      - Asset-backed and           - Hybrid instruments (up to
 return?                         mortgage-backed              10%)
                                 securities                 - Interest rate swaps,
                               - REITs                        mortgage swaps, caps,
                               - Currency transactions        floors and collars
                               - Currency baskets           - Special situations
                               - Custodial receipts and     - Securities lending
                                 trust certificate
                               - Options and futures
                               - Options of foreign
                                 currencies
                               - Options on securities
                                 and securities indices
                               - Hybrid instruments (up
                                 to 10%):
                                -- SPDRs
                                -- iShares
                               - Interest rate caps,
                                 floors and collars
                               - Special situations
                               - Securities lending
                               - ETFs
                               - Unseasoned companies
---------------------------------------------------------------------------------------------------------------------

 What risks normally affect    - Active trading             - Active trading              - Credit quality
 the Portfolio?                - Credit quality             - Credit quality              - Interest rate
                               - Derivatives                - Derivatives                   fluctuations
                               - Emerging markets           - Emerging markets            - Market volatility
                               - Foreign exposure           - Foreign exposure            - Securities selection
                               - Hedging                    - Hedging
                               - Indexing                   - Indexing
                               - Interest rate              - Interest rate
                                 fluctuations                 fluctuations
                               - Junk bonds                 - Junk bonds
                               - Market volatility          - Market volatility
                               - Non-diversified status     - Prepayment
                               - Prepayment                 - Securities selection
                               - Securities selection
---------------------------------------------------------------------------------------------------------------------

Seasons Series Trust

                           SEASONS FOCUSED PORTFOLIOS

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             FOCUS GROWTH             FOCUS TECHNET          FOCUS GROWTH AND            FOCUS VALUE
                               PORTFOLIO                PORTFOLIO            INCOME PORTFOLIO             PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
 What are the            - Equity securities of   - Equity securities      - Equity securities of   - Equity securities:
 Portfolio's principal     companies of any         (at least 80% of net     large cap companies:     - large-cap stocks
 investments?              market                   assets will be           - common stocks          - mid-cap stocks
                           capitalization           invested in              - preferred stocks       - small-cap stocks
                           - common stocks          technology               - convertible
                           - preferred stocks       companies)                 securities
                           - convertible            - large-cap stocks       - warrants
                             securities             - mid-cap stocks         - rights
                           - warrants               - small-cap stocks
                           - rights                 - convertible
                                                      securities
                                                    - warrants
                                                    - rights
                                                  - Preferred stocks
--------------------------------------------------------------------------------------------------------------------------
 What other types of     - Preferred stocks       - Foreign securities     - Mid-cap stocks         - Foreign securities
 investments may the     - Junk bonds (up to      - Junk bonds (up to      - Small-cap stocks       - Junk bonds (up to
 Portfolio                 20%)                     20%)                   - Foreign   securities     20%)
 significantly invest    - Foreign securities                              - Junk bonds (up to      - Forward foreign
 in?                                                                         20%)                     currency exchange
                                                                                                      contracts
                                                                                                    - ETFs
                                                                                                    - REITs
                                                                                                    - ADRs/EDRs/GDRs
                                                                                                    - PFICs
                                                                                                    - Investment companies
                                                                                                    - Convertible
                                                                                                      securities
                                                                                                    - Warrants
                                                                                                    - Rights
                                                                                                    - Preferred securities
--------------------------------------------------------------------------------------------------------------------------
 What other types of     - Short-term             - Short-term             - Short-term             - Short-term
 investments may the       investments (up to       investments (up to       investments (up to       investments (up to
 Portfolio use as part     20%)                     20%)                     25%)                     25%)
 of efficient            - Defensive              - Defensive              - Defensive              - Defensive
 portfolio management      instruments              instruments              instruments              instruments
 or to enhance return?   - Options and futures    - Options and futures    - Options and futures    - Options and futures
                         - Special situations     - Special situations     - Special situations     - Special situations
                         - Currency               - Currency               - Currency               - Securities lending
                           transactions             transactions             transactions           - Currency
                         - ETFs                   - Fixed-income           - Fixed-income             transactions
                         - Fixed-income             securities               securities             - Hybrid instruments
                           securities             - Securities lending     - Securities lending       (up to 10%)
                         - Hybrid instruments     - Hybrid instruments     - Hybrid instruments     - Fixed income
                           (up to 10%)              (up to 10%)              (up to 10%)              securities
                         - REITs                                           - Forward foreign
                         - Securities lending                                currency exchange
                         - Forward foreign                                   contracts
                           currency exchange                               - ETFs
                           contracts                                       - REITs
--------------------------------------------------------------------------------------------------------------------------
 What risks normally     - Active trading         - Active trading         - Active trading         - Active trading
 affect the Portfolio?   - Credit quality         - Credit quality         - Credit quality         - Derivatives
                         - Derivatives            - Derivatives            - Derivatives            - Foreign exposure
                         - Foreign exposure       - Emerging markets       - Foreign exposure       - Growth stocks
                         - Growth stocks          - Foreign exposure       - Growth stocks          - Hedging
                         - Hedging                - Growth stocks          - Hedging                - Junk bonds
                         - Interest rate          - Hedging                - Interest rate          - Market volatility
                           fluctuations           - Interest rate            fluctuations           - Non-diversified
                         - Junk bonds               fluctuations           - Junk bonds               status
                         - Market volatility      - Junk bonds             - Market volatility      - Securities selection
                         - Non-diversified        - Market volatility      - Non-diversified        - Small and medium
                           status                 - Non-diversified          status                   sized companies
                         - Securities selection     status                 - Securities selection   - Value investing
                         - Small and medium       - Securities selection   - Small and medium
                           sized companies        - Small and medium         sized companies
                         - Emerging markets         sized companies        - Emerging markets
                                                  - Technology sector
--------------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by the Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost the Portfolio interest expense and other fees. Borrowing may exaggerate changes in the Portfolio's net asset value and the cost may reduce the Portfolio's return.

A CURRENCY BASKET consists of specified amounts of currencies of certain foreign countries.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to generate income. For example, a Portfolio may enter into foreign forward currency exchange contracts to gain exposure to a country or region.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which certain Portfolios may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain Portfolios may also invest in separately issued interests in custodial receipts and trust certificates.

DEFENSIVE INSTRUMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. With respect to all Portfolios, generally, large-cap stocks will include companies that fall within the range of the Russell 1000(R) Index, mid-cap stocks will include companies that fall within the capitalization range of either the Russell Midcap(R) Index or the S&P Midcap(R) 400 Index, and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index as of the date of this Prospectus.

         Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

Seasons Series Trust

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EXCHANGE TRADED FUNDS (ETFS) are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risk of owning an ETF reflects the risk of owning the underlying security they are designed to track. Lack of liquidity in an ETF results in it being more volatile.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Manager).

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICS), American Depositary Receipts
(ADRS) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS). Certain companies based outside the United States may not be considered foreign securities if their operations are linked primarily to the United States. In general, the Manager may not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be foreign securities. An EMERGING MARKET country is generally one with a low or middle income economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Manager.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from

                                                            Seasons Series Trust
the date the contract is entered into). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts (SPDRs) and ISHARESSM) and STRUCTURED SECURITIES and other ETFS, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

INTEREST RATE SWAPS, MORTGAGE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of interest payments is based, is tied to a reference pool or pools of mortgages.

LOAN PARTICIPATIONS AND ASSIGNMENTS are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, currencies or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security, or other asset or currency, at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may sell covered call and put options and purchase put and call options on any securities in which the Portfolios may invest or on any securities index consisting of securities in which it may invest. A Portfolio may also, to the extent consistent with its investment policies, purchase and sell put and call options on foreign currencies.

REITS (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities with the commitment to purchase substantially similar (same type, coupon, maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

TOTAL RETURN SWAPS are contracts under which one party agrees to make payments of the total return from the underlying asset during the specified period.

UNSEASONED COMPANIES are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might

Seasons Series Trust
otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.

U.S. TREASURY INFLATION PROTECTION SECURITIES are issued by the United States Department of Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers. The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed upon price on a specified future date. At the time of delivery of the security, the value may be more or less than the purchase price.

A SPECIAL SITUATION arises when, in the opinion of the Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

ABOUT THE INDICES

     - LEHMAN BROTHERS U.S. AGGREGATE INDEX combines several Lehman Brothers fixed-income indices to give a broad view of the performance of the U.S. fixed income market.

     - MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX is a market capitalization weighted composite of securities in 19 developed markets.

     - NASDAQ 100(R) INDEX is a market capitalization weighted, unmanaged index of 100 of the largest non-financial domestic common stocks listed on the National Market tier of the NASDAQ Stock Market.

     - RUSSELL 1000(R) GROWTH INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

     - RUSSELL 1000(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.

     - RUSSELL 2000(R) INDEX is an unmanaged index of common stock prices that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.

     - RUSSELL 3000(R) GROWTH INDEX measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Growth or the Russell 2000(R) Growth indexes.

     - RUSSELL 3000(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 3000(R) companies with lower price-to-book ratios and lower forecasted growth values.

     - RUSSELL MIDCAP(R) GROWTH INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

     - RUSSELL MIDCAP(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

                                                            Seasons Series Trust

     - S&P 500(R) INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is also an unmanaged market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

Certain Portfolios invest in either the growth or value "subset" of an index. These subsets are created by splitting an index according to "book-to-price" ratio (that is, the difference between an issuer's "book value" and its market capitalization). The value subset of an index contains securities of issuers with lower book-to-price ratios, while a growth subset contains those of issuers with higher book-to-price ratios. The S&P 500(R)/BARRA GROWTH AND VALUE INDEXES are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with lower book-to-price ratios; conversely, the growth index has firms with higher book-to-price ratios. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indexes, the value and growth indexes are capitalization-weighted, meaning that each stock is weighted in proportion to its market value. Investors cannot invest directly in the indexes.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each fiscal year in the past five years or since inception.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and

Seasons Series Trust
governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market may reward growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

INDEXING: The passively managed index portion of each Multi-Managed Seasons Select Portfolio will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and

                                                            Seasons Series Trust
policies. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

VALUE INVESTING: When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

Seasons Series Trust

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND MANAGER

AIG SUNAMERICA ASSET MANAGEMENT CORP. SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the Subadvisers for the Portfolios, manages the investments for certain Portfolios or portions of Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.

SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $41 billion as of March 31, 2005. SunAmerica is an indirect wholly-owned subsidiary of American International Group, Inc. SunAmerica is engaged in providing investment advice and management services to the Trust, other mutual funds and pension funds. In addition to serving as adviser to the Trust, SunAmerica serves as adviser, manager and/or administrator for AIG Series Trust, Anchor Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Focused Alpha Growth Fund, Inc., SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

In addition to serving as the investment adviser and manager to the Trust and each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages the CASH MANAGEMENT PORTFOLIO, the AGGRESSIVE GROWTH/SUNAMERICA and BALANCED/SUNAMERICA components of the Multi-Managed Seasons Portfolios, and portions of the LARGE CAP COMPOSITE, SMALL CAP, DIVERSIFIED FIXED INCOME AND FOCUS TECHNET PORTFOLIOS.

For the fiscal year ended March 31, 2005 each Seasons Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Multi-Managed Growth Portfolio.......................            0.89%
Multi-Managed Moderate Growth Portfolio..............            0.85%
Multi-Managed Income/Equity Portfolio................            0.81%
Multi-Managed Income Portfolio.......................            0.77%
Asset Allocation: Diversified Growth Portfolio.......            0.85%
Stock Portfolio......................................            0.85%

For the fiscal year ended March 31, 2005, each Seasons Select Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Large Cap Growth Portfolio...........................            0.80%
Large Cap Composite Portfolio........................            0.80%
Large Cap Value Portfolio............................            0.80%
Mid Cap Growth Portfolio.............................            0.85%
Mid Cap Value Portfolio..............................            0.85%
Small Cap Portfolio..................................            0.85%
International Equity Portfolio.......................            1.00%
Diversified Fixed Income Portfolio...................            0.70%
Cash Management Portfolio............................            0.55%

                                                            Seasons Series Trust

For the fiscal year ended March 31, 2005, each Seasons Focused Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                FEE
---------                                               -----
Focus Growth Portfolio................................  1.00%
Focus TechNet Portfolio...............................  1.20%
Focus Growth and Income Portfolio.....................  1.00%
Focus Value Portfolio.................................  1.00%

SunAmerica compensates the Subadvisers out of the fees that it receives from the Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica ("unaffiliated Subadvisers") approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadviser agreement. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers, except for AIGGIC, is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers fees. These fees do not increase Portfolio expenses.

INFORMATION ABOUT THE SUBADVISERS

AIG GLOBAL INVESTMENT CORP. AIGGIC, a New Jersey corporation, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG") and is a part of AIG Global Investment Group ("AIGGIG"). AIGGIG comprises a group of international companies (including AIGGIC), which provide investment advice and market asset management products and services to clients around the world. As of March 31, 2005, AIGGIG managed approximately $493 billion, of which approximately $421 billion relates to AIG affiliates and $72 billion relates to client assets. These figures do not include assets sub-advised to third-party managers. AIGGIC is located at 70 Pine Street, New York, New York 10270.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. American Century is a Delaware corporation with principal offices at the American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. As of March 31, 2005, American Century had approximately $96.5 billion in assets under management.

BAMCO, INC. BAMCO is a New York corporation, located at 767 5(th) Avenue, 49(th) Floor, New York, New York 10153. As of March 31, 2005, BAMCO had approximately $11.6 billion in assets under management.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC. BACAP is located at 100 Federal Street, Boston, MA 02110. BACAP is dedicated to providing responsible investment management and superior service and manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of March 31, 2005, BACAP had over $185.4 billion in assets under management.

CREDIT SUISSE ASSET MANAGEMENT, LLC. CSAM is a part of Credit Suisse Asset Management, the institutional and mutual-fund asset-management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group. Under the management of Credit Suisse First Boston, CSAM provides asset management products and services to global corporate, institutional and government clients. As of March 31, 2005, CSAM managed over $335.2 billion in assets under management.

Seasons Series Trust

GOLDMAN SACHS ASSET MANAGEMENT, L.P. GSAM is located at 32 Old Slip, New York, New York 10005. GSAM registered as an investment adviser in 1990. GSAM is one of the leading global investment managers, serving a wide range of clients including pension funds, foundations, insurance companies and individual investors. As of March 31, 2005, GSAM, along with other units of the Investment Management Division of Goldman Sachs & Co. ("Goldman Sachs"), had approximately $462.9 billion in assets under management.

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL. GSAM-International, a business unit of Goldman Sachs, is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. As of March 31, 2005, GSAM-International, along with other units of Goldman Sachs, had approximately $462.9 billion in assets under management.

JANUS CAPITAL MANAGEMENT LLC. Janus is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, Colorado 80206. Janus serves as investment adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 31, 2005, Janus' parent company, Janus Capital Group Inc., had approximately $132.2 billion in assets under management.

J.P. MORGAN INVESTMENT MANAGEMENT INC. J.P. Morgan is a Delaware corporation and is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc. which is a wholly-owned subsidiary of J.P. Morgan Chase & Co. J.P. Morgan is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan provides investment advisory services to a substantial number of institutional and other investors, including other registered investment advisers. As of March 31, 2005, J.P. Morgan, together with its affiliated companies, had approximately $790 billion in assets under management.

LORD, ABBETT & CO. LLC. Lord Abbett, located at 90 Hudson Street, Jersey City, New Jersey 07302, has been an investment manager for over 70 years. Lord Abbett provides similar services to 50 mutual fund portfolios having various investment objectives and also advises other investment clients. As of March 31, 2005, Lord Abbett had approximately $94 billion in assets under management.

MARSICO CAPITAL MANAGEMENT, LLC. Marsico is a Delaware limited liability company located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico provides investment management services to various mutual funds, institutional accounts and private accounts. As of March 31, 2005, Marsico had approximately $45.9 billion in assets under management.

PUTNAM INVESTMENT MANAGEMENT, L.L.C. Putnam is a Delaware limited liability company with principal offices at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2005, Putnam had approximately $199.3 billion in assets under management.

RCM CAPITAL MANAGEMENT LLC. RCM is located at Four Embarcadero Center, San Francisco, California 94111, and is an indirect wholly-owned subsidiary of Allianz AG, an international financial services organization. As of March 31, 2005, RCM Capital had approximately $21 billion in assets under management in San Francisco.

SALOMON BROTHERS ASSET MANAGEMENT INC. Salomon Brothers, located at 399 Park Avenue, New York, New York 10022, is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"). Salomon Brothers was established in 1987 and, together with its affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and securities trading -- and use diverse channels to make them available to consumer and corporate customers around the world. As of March 31, 2005, Salomon Brothers had approximately $82.5 billion in assets under management.

                                                            Seasons Series Trust

T. ROWE PRICE ASSOCIATES, INC. T. Rowe Price is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2005, T. Rowe Price had approximately $235.9 billion in assets under management.

THIRD AVENUE MANAGEMENT LLC. Third Avenue is located at 622 Third Avenue, New York, New York 10017. Third Avenue or its predecessor has been an investment adviser and manager for mutual funds since its organization in 1986. Third Avenue also serves as investment adviser for separately managed accounts for private and institutional clients. As of March 31, 2005, Third Avenue had approximately $8.16 billion in assets under management.

THORNBURG INVESTMENT MANAGEMENT, INC. Thornburg is a Delaware corporation with principal offices at 119 East Marcy Street, Santa Fe, New Mexico 87501, and has been in the investment management business since 1982. As of March 31, 2005, Thornburg had approximately $13.4 billion in assets under management.

WELLINGTON MANAGEMENT COMPANY, LLP. Wellington Management is a Massachusetts limited liability partnership. The principal offices of Wellington Management are located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of March 31, 2005, Wellington had approximately $470 billion in assets under management.

Seasons Series Trust

PORTFOLIO MANAGEMENT

The management of each Portfolio and Managed Component is summarized in the following tables.

                               SEASONS PORTFOLIOS

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio                 - Janus
                                                  (through Growth/Janus component)
                                                - SunAmerica
                                                  (through Aggressive Growth/SunAmerica
                                                  component and Balanced/SunAmerica
                                                  component)
                                                - Wellington Management
                                                  (through Fixed Income/Wellington
                                                  Management component)
--------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio        - Janus
                                                  (through Growth/Janus component)
                                                - SunAmerica
                                                  (through Aggressive Growth/SunAmerica
                                                  component and Balanced/SunAmerica
                                                  component)
                                                - Wellington Management
                                                  (through Fixed Income/Wellington
                                                  Management component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio          - Janus
                                                  (through Growth/Janus component)
                                                - SunAmerica
                                                  (through Balanced/SunAmerica component)
                                                - Wellington Management
                                                  (through Fixed Income/Wellington
                                                  Management component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio                 - Janus
                                                  (through Growth/Janus component)
                                                - SunAmerica
                                                  (through Balanced/SunAmerica component)
                                                - Wellington Management
                                                  (through Fixed Income/Wellington
                                                  Management component)
--------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth           - Putnam
 Portfolio
--------------------------------------------------------------------------------------------
 Stock Portfolio                                - T. Rowe Price
--------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio                     - AIGGIC
                                                - GSAM
                                                - Janus
--------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio                  - AIGGIC
                                                - SunAmerica
                                                - T. Rowe Price
--------------------------------------------------------------------------------------------
 Large Cap Value Portfolio                      - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio                       - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        - AIGGIC
                                                - GSAM
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Small Cap Portfolio                            - AIGGIC
                                                - Salomon
                                                - SunAmerica
--------------------------------------------------------------------------------------------
 International Equity Portfolio                 - AIGGIC
                                                - GSAM-International
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio             - AIGGIC
                                                - SunAmerica
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Cash Management Portfolio                      - BACAP
--------------------------------------------------------------------------------------------

                           SEASONS FOCUSED PORTFOLIOS

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Focus Growth Portfolio                         - CSAM
                                                - Janus
                                                - Marsico
--------------------------------------------------------------------------------------------
 Focus TechNet Portfolio                        - RCM
                                                - SunAmerica
                                                - BAMCO
--------------------------------------------------------------------------------------------
 Focus Growth and Income Portfolio              - SunAmerica
                                                - Marsico
                                                - Thornburg
--------------------------------------------------------------------------------------------
 Focus Value Portfolio                          - American Century
                                                - Third Avenue
                                                - J.P. Morgan
--------------------------------------------------------------------------------------------

Seasons Series Trust

The investment manager(s) and/or management team(s) that have joint and primary responsibility for the day-to-day management of the Portfolios are set forth below in the following table. Unless otherwise noted, a management team's members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Aggressive Growth/       SunAmerica     - Brian P. Clifford            Mr. Clifford joined
 SunAmerica component                      Vice President and           SunAmerica in March 1998 as
 (Multi-Managed                            Portfolio Manager            a portfolio manager and was
 Seasons Portfolios)                                                    named Vice President in
                                                                        October 1999. From 1995
                                                                        until he joined SunAmerica,
                                                                        Mr. Clifford was a
                                                                        portfolio manager with
                                                                        Morgan Stanley Dean Witter.
---------------------------------------------------------------------------------------------------
 Balanced/ SunAmerica     SunAmerica     - Francis D. Gannon            Mr. Gannon has been a
 component (Multi-                         Senior Vice President and    portfolio manager with the
 Managed Seasons                           Portfolio Manager (Domestic  firm since 1996. He joined
 Portfolios)                               Equity Investment Team)      SunAmerica as an equity
                                                                        analyst in 1993.
                                         - Greg A. Braun                Mr. Braun joined AIG Global
                                           Managing Director            Investment Group (AIGGIG)
                                                                        with the acquisition of
                                                                        American General Investment
                                                                        Management (AGIM) in 2001.
                                                                        Mr. Braun is responsible
                                                                        for the co-management of
                                                                        high yield mutual funds and
                                                                        CBOs. He was previously
                                                                        group head for cyclical
                                                                        industry research and
                                                                        responsible for research in
                                                                        industrial credits such as
                                                                        home construction,
                                                                        packaging, and paper. Prior
                                                                        to joining AGIM in 1996, he
                                                                        worked at Principal Mutual
                                                                        Life Insurance Company in
                                                                        its private placements
                                                                        department with three years
                                                                        in Principal Mutual's
                                                                        workout group and three
                                                                        years in its industrial
                                                                        group's private placement
                                                                        originations. Prior to
                                                                        Principal Mutual,
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

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                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Balanced/ SunAmerica     SunAmerica                                    Mr. Braun worked for three
 component (Multi-                                                      years at Pacific Investment
 Managed Seasons                                                        Management Company. Mr.
 Portfolios) (continued)                                                Braun received a BA in
                                                                        Business Administration
                                                                        from California State
                                                                        University, Fullerton, and
                                                                        an MBA from Indiana
                                                                        University. He is also a
                                                                        CFA charter holder.
                                         - Thomas Reeg                  Mr. Reeg joined AIGGIG in
                                           Managing Director            2002 and is responsible for
                                                                        co-management of CBOs and
                                                                        mutual fund portfolios. He
                                                                        also coordinates research
                                                                        in the gaming and electric
                                                                        sectors. Prior to joining
                                                                        AIGGIG, Mr. Reeg was a
                                                                        senior research analyst
                                                                        covering
                                                                        telecommunications, casino,
                                                                        lodging and leisure sectors
                                                                        at Bank One Capital
                                                                        Markets. Mr. Reeg's
                                                                        previous experience also
                                                                        includes similar research
                                                                        positions with ABN Amro and
                                                                        Bank of America Securities.
                                                                        He received a BBA in
                                                                        Finance from the University
                                                                        of Notre Dame in 1993. Mr.
                                                                        Reeg is a CFA charter
                                                                        holder.
---------------------------------------------------------------------------------------------------
 Growth/Janus component   Janus          - Scott W. Schoelzel           Mr. Schoelzel has been a
 (Multi-Managed                            Executive Vice President     portfolio manager with
 Seasons Portfolios)                       and Portfolio Manager        Janus since joining the
                                                                        firm in 1994. He has
                                                                        managed the Janus Twenty
                                                                        Fund since August 1997 and
                                                                        the Janus Aspen Capital
                                                                        Appreciation Portfolio and
                                                                        the Janus Adviser Capital
                                                                        Appreciation Fund since
                                                                        their inception.
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Fixed Income/            Wellington     - Lucius T. Hill, III          Mr. Hill joined Wellington
 Wellington Management    Management       Senior Vice President and    Management as an investment
 component                                 Portfolio Manager            professional in 1993. Mr.
 (Multi-Managed                                                         Hill has served as the
 Seasons Portfolios)                                                    Portfolio Manager for the
                                                                        Portfolios since 1999.
                                         - Campe Goodman, CFA Vice      Mr. Goodman joined
                                           President and Portfolio      Wellington Management as an
                                           Manager                      investment professional in
                                                                        2000. Mr. Goodman has
                                                                        served as the Portfolio
                                                                        Manager for the Portfolios
                                                                        since 2004. Prior to
                                                                        joining Wellington
                                                                        Management, Mr. Goodman
                                                                        spent four years at the
                                                                        Massachusetts Institute of
                                                                        Technology studying
                                                                        macroeconomics and finance
                                                                        in a doctoral program in
                                                                        economics.
                                         - Richard T. Crawford, II,     Mr. Crawford joined
                                           CFA                          Wellington Management as an
                                           Vice President               investment professional in
                                                                        1994. Mr. Crawford has been
                                                                        involved in portfolio
                                                                        Management and securities
                                                                        analysis for the high yield
                                                                        portion of the Portfolios
                                                                        since 1997.
                                         - Michael F. Garrett           Mr. Garrett joined
                                           Vice President               Wellington Management as an
                                                                        investment professional in
                                                                        1999. Mr. Garrett has been
                                                                        involved in portfolio
                                                                        management and securities
                                                                        analysis for the mortgage
                                                                        portion of the Portfolios
                                                                        since 1999.
                                         - Scott I. St. John            Mr. St. John joined
                                           Vice President               Wellington Management as an
                                                                        investment professional in
                                                                        2003. Mr. St. John has been
                                                                        involved in portfolio
                                                                        management and securities
                                                                        analysis for the high yield
                                                                        portion of the Portfolios
                                                                        since 2003. Prior to
                                                                        joining Wellington
                                                                        Management, Mr. St. John
                                                                        was a Fixed Income Analyst
                                                                        at State Street Research
                                                                        (2001-2003) and Eaton Vance
                                                                        Management (1995-2001).
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Asset Allocation:        Putnam         Global Asset Allocation Team:
 Diversified Growth
 Portfolio
                                         - Jeffrey L. Knight            Mr. Knight is Managing
                                           Team Leader                  Director and Chief
                                                                        Investment Officer of the
                                                                        Global Asset Allocation
                                                                        Team. He joined Putnam in
                                                                        1993 and is a Chartered
                                                                        Financial Analyst with 11
                                                                        years investment
                                                                        experience.
                                         - Robert J. Kea                Mr. Kea is Senior Vice
                                           Team member                  President and Quantitative
                                                                        Analyst in the Global Asset
                                                                        Allocation Team. He joined
                                                                        Putnam in 1989 and is a
                                                                        Chartered Financial Analyst
                                                                        with 15 years of investment
                                                                        experience.
                                         - Robert J. Schoen             Mr. Schoen is Senior Vice
                                           Team member                  President and Quantitative
                                                                        Analyst for the Global
                                                                        Asset Allocation Team. He
                                                                        joined Putnam in 1987 and
                                                                        has 14 years of investment
                                                                        experience.
                                         - Bruce S. MacDonald           Mr. MacDonald is a Senior
                                           Team member                  Vice President and Senior
                                                                        Investment Strategist of
                                                                        The Global Asset Allocation
                                                                        Team. He joined Putnam in
                                                                        1998 and has 11 years of
                                                                        investment experience.
---------------------------------------------------------------------------------------------------
 Stock Portfolio          T. Rowe Price  - Robert W. Smith Investment   Mr. Smith has been managing
                                           Advisory Committee Chairman  investments with T. Rowe
                                           and Vice President           Price since joining the
                                                                        firm in 1992.
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Growth         AIGGIC         - Lan Cai                      Ms. Cai joined AIGGIG in
 Portfolio                                 Vice President and           2000 and serves as
                                           Portfolio Manager            Portfolio Manager for US
                                                                        Equities, with
                                                                        responsibility for managing
                                                                        enhanced index portfolios
                                                                        through merger and
                                                                        acquisition related risk
                                                                        arbitrage. She also sits on
                                                                        the AIG Derivatives
                                                                        Committee, which oversees
                                                                        firm wide derivatives
                                                                        transactions and structured
                                                                        financial products. Prior
                                                                        to joining AIGGIG, Ms. Cai
                                                                        was Director of Financial
                                                                        Product Research and
                                                                        Development at the Chicago
                                                                        Mercantile Exchange
                                                                        beginning in 1996, where
                                                                        she played a key role in
                                                                        developing financial
                                                                        derivatives products and
                                                                        building the electronic
                                                                        trading system, GLOBEX2.
                                                                        Ms. Cai received an MBA
                                                                        from the University of
                                                                        Chicago and is a CFA
                                                                        charter holder.
                                         - James O. Kurtz               Mr. Kurtz joined AIGGIG
                                           Vice President and           with the acquisition of
                                           Portfolio Manager            AGIM in 2001. As a Senior
                                                                        Portfolio Manager, he is
                                                                        responsible for the
                                                                        management and trading of
                                                                        the wide variety of
                                                                        domestic and international
                                                                        equity index funds managed
                                                                        by AIGGIG. In addition, Mr.
                                                                        Kurtz and his team provide
                                                                        equity derivative and
                                                                        passive trading support for
                                                                        AIGGIG's traditional and
                                                                        enhanced equity products.
                                                                        Prior to AIGGIG, Mr. Kurtz
                                                                        worked at Sears Investment
                                                                        Management Co. (SIMCO), the
                                                                        retirement fund management
                                                                        subsidiary of Sears,
                                                                        Roebuck and Co. from 1978
                                                                        to 2000, most recently as
                                                                        Manager of Passive Equity
                                                                        Investments. At SIMCO, he
                                                                        managed the equity trading
                                                                        function and established
                                                                        and
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Growth         AIGGIC                                        managed the firm's indexing
 Portfolio (continued)                                                  and derivative
                                                                        capabilities. Mr. Kurtz
                                                                        earned an AB degree in
                                                                        Mathematics from Dartmouth
                                                                        College and an MBA degree
                                                                        in Management Information
                                                                        Systems and Finance from
                                                                        the University of Chicago.
                                                                        He has served on advisory
                                                                        committees to the New York
                                                                        Stock Exchange and the
                                                                        Chicago Board Options
                                                                        Exchange and has been an
                                                                        officer and director of
                                                                        both the Chicago and
                                                                        National Options and
                                                                        Futures Societies. He is
                                                                        currently a member of the
                                                                        Market Technicians
                                                                        Association and the
                                                                        Professional Risk Manager's
                                                                        International Association.
                                         - John P. Toohey               Mr. Toohey is responsible
                                           Vice President               for overseeing the asset
                                                                        allocation and investments
                                                                        supporting AIG pension
                                                                        plans worldwide. From
                                                                        December 2000 to November
                                                                        2003, he was Vice President
                                                                        of AIGGIC Global Risk
                                                                        Management. In this
                                                                        capacity, he was
                                                                        responsible for
                                                                        quantitative analysis
                                                                        relating to the AIG
                                                                        insurance company
                                                                        investment portfolios. Mr.
                                                                        Toohey joined AIG in 2000.
                                                                        Prior to AIG, he spent 11
                                                                        years at MetLife. He
                                                                        received a B.A. degree in
                                                                        Mathematics (Magna Cum
                                                                        Laude) from Williams
                                                                        College. He is also a
                                                                        Fellow of the Society of
                                                                        Actuaries and holds a
                                                                        Chartered Financial Analyst
                                                                        designation.
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Growth         AIGGIC         - Timothy Campion              Mr. Campion joined AIGGIG
 Portfolio (continued)                     Portfolio Manager            in 1999. He is a Portfolio
                                                                        Manager responsible for
                                                                        enhanced index products.
                                                                        Prior to joining AIGGIG,
                                                                        Mr. Campion spent three
                                                                        years in Boston at Mellon
                                                                        Trust in the Mutual Fund
                                                                        group. His investment
                                                                        industry experience began
                                                                        in 1996. Mr. Campion
                                                                        received a BS degree in
                                                                        History from Middlebury
                                                                        College. He is currently a
                                                                        Level 1 Chartered Financial
                                                                        Analyst candidate.
---------------------------------------------------------------------------------------------------
                          GSAM           - Steven M. Barry              Mr. Barry joined GSAM as a
                                           Managing Director, Chief     portfolio manager in 1999.
                                           Investment Officer and       From 1988 to 1999, he was a
                                           Senior Portfolio Manager     portfolio manager at
                                                                        Alliance Capital
                                                                        Management.
                                         - Herbert E. Ehlers            Mr. Ehlers joined GSAM as a
                                           Managing Director, Chief     senior portfolio manager
                                           Investment Officer and       and Chief Investment
                                           Senior Portfolio Manager     Officer of the Growth team
                                                                        in 1997.
                                         - Gregory H. Ekizian           Mr. Ekizian joined GSAM as
                                           Managing Director, Chief     portfolio manager and Co-
                                           Investment Officer and       Chair of the Growth
                                           Senior Portfolio Manager     Investment Committee in
                                                                        1997.
                                         - David G. Shell               Mr. Shell joined GSAM as a
                                           Managing Director, Chief     portfolio manager in 1997.
                                           Investment Officer and
                                           Senior Portfolio Manager
---------------------------------------------------------------------------------------------------
                          Janus          - Scott W. Schoelzel           See above.
                                           Executive Vice President
                                           and Portfolio Manager
---------------------------------------------------------------------------------------------------
 Large Cap Composite      AIGGIC         - Lan Cai, Vice President and  See above.
 Portfolio                                 Portfolio Manager
                                         - James O. Kurtz,
                                           Vice President and
                                           Portfolio Manager
                                         - John P. Toohey,
                                           Vice President
                                         - Timothy Campion, Portfolio
                                           Manager
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Composite      SunAmerica     - Francis D. Gannon            See above.
 Portfolio (continued)                     Senior Vice President and
                                           Portfolio Manager
                                         - Steven A. Neimeth            Mr. Neimeth joined the firm
                                           Senior Vice President and    as a portfolio manager in
                                           Portfolio Manager            April 2004. From 2002 until
                                                                        he joined SunAmerica, Mr.
                                                                        Neimeth was a portfolio
                                                                        manager of The Neuberger
                                                                        Berman Large-Cap Value
                                                                        Fund. Between 1997 and
                                                                        2002, Mr. Neimeth was a
                                                                        portfolio manager and
                                                                        research analyst at Bear
                                                                        Stearns Asset Management.
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Robert W. Smith              See above.
                                           Investment Advisory
                                           Committee Chairman and Vice
                                           President
---------------------------------------------------------------------------------------------------
 Large Cap Value          AIGGIC         - Lan Cai, Vice President and  See above.
 Portfolio                                 Portfolio Manager
                                         - James O. Kurtz,
                                           Vice President and
                                           Portfolio Manager
                                         - John P. Toohey,
                                           Vice President
                                         - Timothy Campion, Portfolio
                                           Manager
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Brian C. Rogers, CFA, CIC    Mr. Rogers joined T. Rowe
                                           Chief Investment Officer     Price's Equity Research
                                           Investment Advisory          Division in 1982 and has
                                           Committee Chairman and Vice  been managing investments
                                           President                    since 1983.
---------------------------------------------------------------------------------------------------
                          Wellington     - W. Michael Reckmeyer, II,    Mr. Reckmeyer joined
                          Management       CFA                          Wellington Management as an
                                           Vice President and           investment professional in
                                           Portfolio Manager            1994. Mr. Reckmeyer has
                                                                        served as the Portfolio
                                                                        Manager for the Portfolio
                                                                        since July 2005.
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Value          Wellington     - John R. Ryan, CFA            Mr. Ryan joined Wellington
 Portfolio (continued)    Management       Senior Vice President and    Management as an investment
                                           Managing Partner             professional in 1981. Mr.
                                                                        Ryan has been involved in
                                                                        Portfolio management and
                                                                        securities analysis for the
                                                                        Portfolio since 1999.
---------------------------------------------------------------------------------------------------
 Mid Cap Growth           AIGGIC         - Lan Cai, Vice President and  See above.
 Portfolio                                 Portfolio Manager
                                         - James O. Kurtz,
                                           Vice President and
                                           Portfolio Manager
                                         - John P. Toohey,
                                           Vice President
                                         - Timothy Campion, Portfolio
                                           Manager
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Donald J. Peters             Mr. Peters has been a
                                           Investment Advisory          portfolio manager and
                                           Committee Chairman and Vice  quantitative investment
                                           President                    analyst for T. Rowe Price's
                                                                        Equity Research Division
                                                                        since joining the firm in
                                                                        1993.
---------------------------------------------------------------------------------------------------
                          Wellington     - Stephen Mortimer             Mr. Mortimer joined
                          Management       Vice President and           Wellington Management as an
                                           Portfolio Manager            investment professional in
                                                                        2001. Mr. Mortimer has
                                                                        served as the Portfolio
                                                                        Manager for the Portfolio
                                                                        since 2002. Prior to
                                                                        joining Wellington
                                                                        Management, Mr. Mortimer
                                                                        was an Equity Analyst at
                                                                        Vinik Asset Management
                                                                        (1998-2000) and a Research
                                                                        Analyst at Colonial
                                                                        Management (1997-1998).
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  AIGGIC         - Lan Cai                      See above.
                                           Vice President and
                                           Portfolio Manager
                                         - James O. Kurtz
                                           Vice President and
                                           Portfolio Manager
                                         - John P. Toohey,
                                           Vice President
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  AIGGIC         - Timothy Campion,
 (continued)                               Portfolio Manager
---------------------------------------------------------------------------------------------------
                          GSAM           - Andrew Braun                 Mr. Braun joined GSAM as a
                                           Managing Director and        mutual fund product
                                           Portfolio Manager            development analyst in July
                                                                        1993. From January 1997 to
                                                                        April 2001, he was a
                                                                        research analyst on the
                                                                        GSAM Value team and became
                                                                        a portfolio manager in May
                                                                        2001.
                                         - Dolores Bamford, CFA         Ms. Bamford joined GSAM as
                                           Managing Director and        a portfolio manager for the
                                           Portfolio Manager            Value team in April 2002.
                                                                        Prior to that, she was a
                                                                        portfolio manager at Putnam
                                                                        Investments for various
                                                                        products since 1991.
                                         - Sean Gallagher               Mr. Gallagher joined GSAM
                                           Vice President and           as a research analyst in
                                           Portfolio Manager            May 2000. He became a
                                                                        portfolio manager in
                                                                        December 2001. From October
                                                                        1993 to May 2000, he was a
                                                                        research analyst at Merrill
                                                                        Lynch Asset Management.
                                         - Lisa Parisi, CFA             Ms. Parisi joined GSAM as a
                                           Managing Director and        portfolio manager in August
                                           Portfolio Manager            2001. From December 2000 to
                                                                        August 2001, she was a
                                                                        portfolio manager at John
                                                                        A. Levin & Co. From March
                                                                        1995 to December 2000, she
                                                                        was a portfolio manager and
                                                                        managing director at
                                                                        Valenzuela Capital.
                                         - Eileen Rominger              Ms. Rominger joined GSAM as
                                           Managing Director, Chief     a portfolio manager and
                                           Investment Officer and       Chief Investment officer of
                                           Senior Portfolio Manager     the Value Equity team in
                                                                        1999.
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  Lord Abbett    - Howard E. Hansen             Mr. Hansen joined Lord
 (continued)                               Partner at Lord Abbett and   Abbett in 1995. He has been
                                           Investment Manager           an associate portfolio
                                                                        manager since 1997.
                                         - Edward K. von der Linde      Mr. von der Linde has been
                                           Partner at Lord Abbett,      a portfolio manager with
                                           Investment Manager and Team  Lord Abbett since 1995. He
                                           Leader                       joined the firm in 1988.
---------------------------------------------------------------------------------------------------
 Small Cap Portfolio      AIGGIC         - Lan Cai                      See above.
                                           Vice President and
                                           Portfolio Manager
                                         - James O. Kurtz
                                           Vice President and
                                           Portfolio Manager
                                         - John P. Toohey,
                                           Vice President
                                         - Timothy Campion,
                                           Portfolio Manager
---------------------------------------------------------------------------------------------------
                          Salomon        - Peter J. Hable               Mr. Hable is a Managing
                          Brothers         Managing Director and        Director in the Salomon
                                           Portfolio Manager            Brothers Asset Management
                                                                        group and has been with the
                                                                        firm (or its predecessor)
                                                                        since 1983.
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Brian P. Clifford            See above.
                                           Vice President and
                                           Portfolio Manager
---------------------------------------------------------------------------------------------------
 International Equity     AIGGIC         - Lan Cai                      See above.
 Portfolio                                 Vice President and
                                           Portfolio Manager
                                         - James O. Kurtz
                                           Vice President and
                                           Portfolio Manager
                                         - John P. Toohey
                                           Vice President
                                         - Timothy Campion
                                           Portfolio Manager
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 International Equity     GSAM-          - Mark Beveridge               Mr. Beveridge joined GSAM-
 Portfolio (continued)    International    Chief Investment Officer of  International as Chief
                                           Non-U.S. Active Equity and   Investment Officer of its
                                           Multi-Regional Equity and    Non- U.S. Active Equity and
                                           Senior Portfolio Manager     Multi- Regional business in
                                                                        December 2004. From 1985 to
                                                                        2004, Mr. Beveridge was
                                                                        with Franklin Templeton
                                                                        where he was Executive Vice
                                                                        President and Senior
                                                                        Portfolio Manager for
                                                                        non-U.S. portfolios.
                                         - William Howard               Mr. Howard joined GSAM in
                                           Senior Portfolio Manager     January 2005. From 1993 to
                                                                        2004, Mr. Howard worked at
                                                                        Franklin Templeton where he
                                                                        was a senior portfolio
                                                                        manager managing non-U.S.
                                                                        portfolios.
                                         - Michael Stanes               Mr. Stanes joined GSAM-
                                           Executive Director and       International as a
                                           Senior Portfolio Manager     portfolio manager in
                                                                        November 2002. From 1986 to
                                                                        2001, he worked at Mercury
                                                                        Asset Management where he
                                                                        managed U.K. equity
                                                                        portfolios in London,
                                                                        Japanese equity portfolios
                                                                        in Tokyo and, most
                                                                        recently, U.S. and global
                                                                        equity portfolios in the
                                                                        U.S.
                                         - Nuno Fernandes               Mr. Fernandes joined
                                           Executive Director and       GSAM-International as a
                                           Senior Portfolio Manager     research analyst on the
                                                                        Global Emerging Markets
                                                                        Equity team in April 1998.
                                                                        He was named a senior
                                                                        portfolio manager in April
                                                                        1999.
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 International Equity     Lord Abbett    - Harold E. Sharon             Mr. Sharon joined Lord
 Portfolio (continued)                     Director of International    Abbett in 2003. From 2001
                                           Core Equity Team             to 2003, he worked as a
                                                                        consultant for various
                                                                        financial and venture
                                                                        capital companies. Prior
                                                                        thereto, Mr. Sharon served
                                                                        as a Managing Director of
                                                                        Warburg Pincus Asset
                                                                        Management and Credit
                                                                        Suisse Asset Management.
                                         - Vincent J. McBride           Mr. McBride joined Lord
                                           Senior Portfolio Manager     Abbett in 2003 from Warburg
                                                                        Pincus Asset Management and
                                                                        Credit Suisse Asset
                                                                        Management, where he served
                                                                        as Managing Director.
---------------------------------------------------------------------------------------------------
 Cash Management          BACAP          - Patrick Graham               Mr. Graham joined BACAP as
 Portfolio                                 Director, Senior Money       Senior Money Market
                                           Market Portfolio Manager     Portfolio Manager in
                                                                        October 2004. Prior to
                                                                        joining BACAP, Mr. Graham
                                                                        was a senior money market
                                                                        portfolio manager at Bank
                                                                        One Investment Advisors
                                                                        Corp., (1996-2004) and a
                                                                        computer applications
                                                                        specialist and associate
                                                                        tax-exempt money market
                                                                        manager at ASB Capital
                                                                        Management (1988-1994).
---------------------------------------------------------------------------------------------------
 Diversified Fixed        AIGGIC         - Lan Cai                      See above.
 Income Portfolio                          Vice President and
                                           Portfolio Manager
                                         - James O. Kurtz
                                           Vice President and
                                           Portfolio Manager
                                         - John P. Toohey,
                                           Vice President
                                         - Timothy Campion,
                                           Portfolio Manager
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Diversified Fixed        SunAmerica     - Michael Cheah, CFA           Mr. Cheah joined SunAmerica
 Income Portfolio                          Vice President and           in July 1999 as Vice
 (continued)                               Portfolio Manager            President and portfolio
                                                                        manager responsible for all
                                                                        investment grade fixed-
                                                                        income portfolios. Prior to
                                                                        joining SunAmerica, he
                                                                        worked for the Monetary
                                                                        Authority of Singapore for
                                                                        17 years in the Global Fund
                                                                        Income Department, where he
                                                                        last served as the U.S.
                                                                        Director of the U.S. Bond
                                                                        Division, Markets and
                                                                        Investments Department.
---------------------------------------------------------------------------------------------------
                          Wellington     - Lucius T. Hill, III          Mr. Hill joined Wellington
                          Management       Senior Vice President and    Management as an investment
                                           Portfolio Manager            professional in 1993. Mr.
                                                                        Hill has served as the
                                                                        Portfolio Manager for the
                                                                        Portfolio since 2002.
                                         - Scott I. St. John,           Mr. St. John joined
                                           Vice President               Wellington Management as an
                                                                        investment professional in
                                                                        2003. Mr. St. John has been
                                                                        involved in portfolio
                                                                        management and securities
                                                                        analysis for the Portfolio
                                                                        since 2001. Prior to
                                                                        joining Wellington
                                                                        Management, Mr. St. John
                                                                        was a Fixed Income Analyst
                                                                        at State Street Research
                                                                        (2001-2003) and Eaton Vance
                                                                        Management (1995-2001).
---------------------------------------------------------------------------------------------------
 Focus Growth Portfolio   Marsico        - Thomas F. Marsico            Mr. Marsico has over 20
                                           Chairman, Chief Executive    years of experience as a
                                           Officer, Chief Investment    securities analyst and a
                                           Officer and Portfolio        portfolio manager. Prior to
                                           Manager                      forming Marsico in 1997,
                                                                        Mr. Marsico served as the
                                                                        portfolio manager of the
                                                                        Janus Twenty Fund from 1988
                                                                        through 1997 and served in
                                                                        the same capacity for the
                                                                        portfolio manager of the
                                                                        Janus Growth & Income Fund
                                                                        from 1991 (the Fund's
                                                                        inception) through 1997.
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Focus Growth Portfolio   CSAM           - Marian U. Pardo              Ms. Pardo joined CSAM in
 (continued)                               Managing Director            January 2003, and
                                                                        specializes in large- and
                                                                        mid-capitalization U.S.
                                                                        growth equities. She had
                                                                        been with J.P. Morgan
                                                                        Fleming Asset Management
                                                                        where, from 1999 to
                                                                        December 2002, she served
                                                                        as managing director and
                                                                        co-manager of the U.S.
                                                                        Small Company Fund.
                                         - Calvin E. Chung              Mr. Chung joined CSAM in
                                           Director                     2000 from Eagle Asset
                                                                        Management, where he was a
                                                                        vice president and senior
                                                                        technology equity analyst
                                                                        from 1997 to 1999.
                                         - Leo M. Bernstein             Mr. Bernstein is an analyst
                                           Director                     and portfolio manager
                                                                        specializing in all sectors
                                                                        of technology hardware in
                                                                        U.S. small- and
                                                                        mid-capitalization,
                                                                        post-venture capital and
                                                                        distribution management
                                                                        equity portfolios.
---------------------------------------------------------------------------------------------------
                          Janus          - Scott W. Schoelzel           See above.
                                           Executive Vice President
                                           and Portfolio Manager
---------------------------------------------------------------------------------------------------
 Focus TechNet Portfolio  RCM            - Walter C. Price, Jr., CFA    Mr. Price is a Managing
                                           Portfolio Manager            Director of RCM, with which
                                                                        he has been associated
                                                                        since 1974. He has research
                                                                        and money management
                                                                        responsibilities for much
                                                                        of RCM's technology area.
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Andrew Sheridan              Mr. Sheridan joined
                                           Vice President, Portfolio    SunAmerica in 2003. He is a
                                           Manager and Senior Research  member of the research team
                                           Analyst                      covering the technology
                                                                        industry. Prior to joining
                                                                        SunAmerica, Mr. Sheridan
                                                                        worked in the research
                                                                        department at U.S. Trust
                                                                        and the market division of
                                                                        Greenwich Associates.
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Focus TechNet Portfolio  BAMCO          Mitchell Rubin, CFA, JD        Mr. Rubin is the portfolio
 (continued)                             Vice President and Portfolio   manager for the Baron
                                         Manager                        iOpportunity Fund. From
                                                                        1994 until joining BAMCO in
                                                                        November 1995, Mr. Rubin
                                                                        was an equity research
                                                                        analyst for Smith Barney in
                                                                        emerging growth stocks.
---------------------------------------------------------------------------------------------------
 Focus Growth and Income  SunAmerica     - Steven A. Neimeth            See above.
 Portfolio                                 Senior Vice President and
                                           Portfolio Manager
---------------------------------------------------------------------------------------------------
                          Marsico        - Thomas F. Marsico            See above.
                                           Chairman, Chief Executive
                                           Officer, Chief Investment
                                           Officer and Portfolio
                                           Manager
---------------------------------------------------------------------------------------------------
                          Thornburg      - William V. Fries, CFA        Mr. Fries has been a
                                           Managing Director and        Managing Director and
                                           Portfolio Manager            portfolio manager at
                                                                        Thornburg since 1995.
                                                                        Previously he had been
                                                                        affiliated with USAA
                                                                        Investment Management
                                                                        Company for over 20 years.
---------------------------------------------------------------------------------------------------
 Focus Value Portfolio    American       - Phillip N. Davidson, CFA     Mr. Davidson joined
                          Century          Chief Investment Officer-    American Century in 1993.
                                           Value and Senior Vice        Previously he spent 11
                                           President                    years at Boatman's Trust
                                                                        Company in St. Louis and
                                                                        served as vice president
                                                                        and portfolio manager
                                                                        responsible for
                                                                        institutional value equity
                                                                        clients.
                                         - Scott A. Moore, CFA          Mr. Moore joined American
                                           Vice President and Senior    Century in 1993 and has
                                           Portfolio Manager            served as a portfolio
                                                                        manager since 1999.
---------------------------------------------------------------------------------------------------
                          Third Avenue   - Martin J. Whitman, CFA       Mr. Whitman has been Co-
                                           Co-Chief Investment Officer  Chief Investment Officer of
                                           and Portfolio Manager        Third Avenue since 2003.
                                                                        Previously, Mr. Whitman
                                                                        served as Chief Investment
                                                                        Officer of Third Avenue
                                                                        (and its predecessor
                                                                        entity) from 1991 to 2003.
                                                                        Mr. Whitman also has been
                                                                        Chairman of Third Avenue
                                                                        Trust (and its
                                                                        predecessors) since 1990.
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Focus Value Portfolio    Third Avenue   - Ian Lapey                    Mr. Lapey has been a
 (continued)                               Portfolio Manager            portfolio manager of Third
                                                                        Avenue since 2001. Mr.
                                                                        Lapey has also been a
                                                                        senior research analyst for
                                                                        Third Avenue since 2001.
                                                                        Prior to joining Third
                                                                        Avenue, Mr. Lapey had been
                                                                        an equity research analyst
                                                                        with Credit Suisse First
                                                                        Boston since 1997.
---------------------------------------------------------------------------------------------------
                          J.P. Morgan    - Jonathan K. L. Simon         Mr. Simon is a portfolio
                                           Managing Director/           manager in the U.S. Equity
                                           Portfolio Manager            Group. An employee since
                                                                        1980, Mr. Simon manages the
                                                                        JPMorgan Mid Cap Value Fund
                                                                        and JPMorgan Growth &
                                                                        Income Fund and is a
                                                                        co-portfolio manager of the
                                                                        JPMorgan Equity Income
                                                                        Fund. In addition, he is
                                                                        portfolio manager of the
                                                                        JPMF U.S. Strategic Value
                                                                        Fund and JPMF America
                                                                        Equity Fund.
---------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

LEGAL PROCEEDINGS

On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against AIG as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint assets claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and ceratin of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Portfolios. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is the indirect parent company and an affiliated person of SunAmerica and AIGGIC, a subadviser to certain of the Portfolios. Neither SunAmerica, AIGGIC or their respective officers and directors nor the Portfolios have been named in the complaint, and the complaint does not seek any penalties against them.

In SunAmerica's view, the matters alleged in the lawsuit are not material in relation to the financial position of SunAmerica or AIGGIC, or to their ability to provide their respective services to the Portfolios. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then SunAmerica and AIGGIC will need to obtain permission from the Securities and Exchange Commission to continue to service the Portfolios. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------
Shares of the Portfolios are not offered directly to the public. Instead, shares of the Portfolios are issued and redeemed only in connection with investments in and payments made under Variable Contracts offered by the Life Insurance Companies. The term "Manager" as used in this Prospectus means either SAAMCo or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by "Separate Accounts" of the Life Insurance Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Insurance Companies.

You should also be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract, including information on fees and expenses of the Contract, and the Portfolios available to you in the prospectus that offers the contract, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the Life Insurance Companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

SERVICE FEES

Class 2 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.15% of the average daily net assets of such class of shares. The service fees will be used to compensate the Life Insurance Companies for costs associated with servicing such class of shares, including the cost of reimbursing the Life Insurance Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios' Class 2 shares. Because these service fees are paid out of each Portfolio's Class 2 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets by the number of outstanding shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the market price at the close of such exchanges on the day of valuation. If a security's price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S.

Seasons Series Trust
markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges for foreign equity securities that trade on weekends or other days when the Trust does not price its shares. As a result, the value of such foreign securities may change on days when the Trust is not open for purchase or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, the shares are subject to service fees pursuant to a 12b-1 plan.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust accepts the request. If the Trust receives the order before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the Trust receives the order after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio and share class on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios' performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio's expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio's ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities ("junk bonds"), they may be particularly vulnerable to market timing. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio's international portfolio securities trade and the time as of which the

                                                            Seasons Series Trust

Portfolio's net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio's junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of market timing (see "Transaction Policies -- Valuation of Shares").

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board's policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity's market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Please review your Variable Contract prospectus for more information regarding the insurance company's market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

PORTFOLIO HOLDINGS

The Trust's policies and procedures with respect to the disclosure of the Portfolios' securities are described in the Statement of Additional Information.

Seasons Series Trust

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights tables for shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since the commencement of operations). Certain information reflects financial results for a single Portfolio Class 2 share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a share of each Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. The Financial Highlights information set forth below has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's annual report to shareholders, which is available upon request.

                                                                                   DIVIDENDS      DIVIDENDS
                        NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET
                          VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED
PERIOD                  BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON          TOTAL
ENDED                   OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
                                           Multi-Managed Growth Portfolio Class 2
10/16/00-03/31/01+       $19.41        $0.11           $(4.05)         $(3.94)       $(0.06)       $(3.26)         $(3.32)
03/31/02                  12.15         0.13            (1.07)          (0.94)        (0.18)        (0.43)          (0.61)
03/31/03                  10.60         0.10            (1.87)          (1.77)        (0.14)           --           (0.14)
03/31/04                   8.69         0.06             2.35            2.41         (0.09)           --           (0.09)
03/31/05                  11.01         0.08             0.57            0.65         (0.05)           --           (0.05)

                                       Multi-Managed Moderate Growth Portfolio Class 2
10/16/00-03/31/01+        17.42         0.17            (2.82)          (2.65)        (0.09)        (2.48)          (2.57)
03/31/02                  12.20         0.24            (0.88)          (0.64)        (0.23)        (0.29)          (0.52)
03/31/03                  11.04         0.18            (1.45)          (1.27)        (0.20)           --           (0.20)
03/31/04                   9.57         0.13             2.01            2.14         (0.15)           --           (0.15)
03/31/05                  11.56         0.16             0.30            0.46         (0.11)           --           (0.11)

                                                                                    RATIO OF
                        NET                          NET                               NET
                       ASSET                       ASSETS        RATIO OF          INVESTMENT
                       VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD                 END OF       TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED                  PERIOD      RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
--------------------  ---------------------------------------------------------------------------------------
                                              Multi-Managed Growth Portfolio Class 2
10/16/00-03/31/01+    $ 12.15       (23.61)%      $ 11,088         1.19%#              1.79%#          123%
03/31/02                10.60        (7.83)         49,770         1.20                1.15            102
03/31/03                 8.69       (16.71)         48,414         1.24                1.09            106
03/31/04                11.01        27.79          78,735         1.25                0.59             99
03/31/05                11.61         5.90(1)       78,191         1.19                0.69            107
                                          Multi-Managed Moderate Growth Portfolio Class 2
10/16/00-03/31/01+      12.20       (17.24)         13,305         1.14#               2.80#           118
03/31/02                11.04        (5.35)         81,687         1.14                2.04            102
03/31/03                 9.57       (11.48)        101,321         1.15                1.88            108
03/31/04                11.56        22.51         164,241         1.15                1.25            104
03/31/05                11.91         3.99(1)      167,282         1.10                1.40            114

------------------------------

  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.
 # Annualized
  + Inception date of class
(1) The Fund's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

                                                                                   DIVIDENDS      DIVIDENDS
                        NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET
                          VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED
PERIOD                  BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON          TOTAL
ENDED                   OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------

                                                    Multi-Managed Income/Equity Portfolio Class 2
10/16/00-
03/31/01+                $13.92        $0.22           $(1.10)         $(0.88)       $(0.16)       $(0.95)         $(1.11)
03/31/02                  11.93         0.37            (0.52)          (0.15)        (0.33)        (0.35)          (0.68)
03/31/03                  11.10         0.31            (0.60)          (0.29)        (0.29)           --           (0.29)
03/31/04                  10.52         0.26             1.27            1.53         (0.24)           --           (0.24)
03/31/05                  11.81         0.30             0.10            0.40         (0.22)           --           (0.22)

                                                       Multi-Managed Income Portfolio Class 2
10/16/00-
03/31/01+                 12.31         0.25            (0.29)          (0.04)        (0.14)        (0.48)          (0.62)
03/31/02                  11.65         0.48            (0.40)           0.08         (0.38)        (0.16)          (0.54)
03/31/03                  11.19         0.41               --            0.41         (0.34)           --           (0.34)
03/31/04                  11.26         0.34             0.84            1.18         (0.32)           --           (0.32)
03/31/05                  12.12         0.37            (0.16)           0.21         (0.30)           --           (0.30)

--------------------  ----------------------------------------------------------------------------------
                                                                                  RATIO OF
                        NET                          NET                            NET
                       ASSET                       ASSETS        RATIO OF        INVESTMENT
                       VALUE                       END OF       EXPENSES TO      INCOME TO
PERIOD                 END OF       TOTAL          PERIOD         AVERAGE         AVERAGE      PORTFOLIO
ENDED                  PERIOD      RETURN**        (000'S)      NET ASSETS       NET ASSETS    TURNOVER
--------------------  ----------------------------------------------------------------------------------
                                  Multi-Managed Income/Equity Portfolio Class 2
10/16/00-
03/31/01+             $ 11.93        (6.82)%      $  7,515         1.16%#           4.02%#         86%
03/31/02                11.10        (1.38)         64,073         1.14             3.24           62
03/31/03                10.52        (2.61)         92,470         1.13             2.98           85
03/31/04                11.81        14.67         149,978         1.12             2.31          111
03/31/05                11.99         3.39(2)      151,035         1.06             2.53          106
                                     Multi-Managed Income Portfolio Class 2
10/16/00-
03/31/01+               11.65        (0.40)          5,113         1.20#            4.86#          85
03/31/02                11.19         0.65          45,459         1.20(1)          4.15(1)        57
03/31/03                11.26         3.74          80,625         1.12             3.75           94
03/31/04                12.12        10.61         118,953         1.10             2.96          123
03/31/05                12.03         1.71(2)      115,350         1.05             3.12          110

------------------------------

  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.
 # Annualized
  + Inception date of class
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                              03/31/01   03/31/02
                                                              --------   --------
    Multi-Managed Income Portfolio Class 2..................      --%     (0.05)%

(2) The Fund's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                     DIVIDENDS     DIVIDENDS
              NET ASSET      NET        NET REALIZED                  DECLARED     FROM NET
                VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM    FROM NET     REALIZED
PERIOD        BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT   INVESTMENT     GAIN ON         TOTAL
ENDED         OF PERIOD    (LOSS)*      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                           Asset Allocation: Diversified Growth Portfolio Class 2
10/16/00-
03/31/01+      $13.04       $ 0.10         $(1.37)        $(1.27)      $(0.07)      $(0.63)        $(0.70)
03/31/02        11.07         0.13          (0.28)         (0.15)       (0.15)       (0.07)         (0.22)
03/31/03        10.70         0.13          (2.28)         (2.15)       (0.11)          --          (0.11)
03/31/04         8.44         0.11           2.33           2.44        (0.11)          --          (0.11)
03/31/05        10.77         0.10           0.52           0.62        (0.11)          --          (0.11)

                                           Stock Portfolio Class 2
10/16/00-
03/31/01+       18.58         0.02          (3.03)         (3.01)          --        (1.23)         (1.23)
03/31/02        14.34        (0.02)          0.62           0.60           --        (0.61)         (0.61)
03/31/03        14.33           --          (3.36)         (3.36)          --           --             --
03/31/04        10.97        (0.01)          3.78           3.77           --           --             --
03/31/05        14.74         0.06           0.45           0.51           --           --             --

                                                                         RATIO
              NET                       NET                             OF NET
             ASSET                     ASSETS      RATIO OF           INVESTMENT
             VALUE                     END OF    EXPENSES TO           INCOME TO
PERIOD      END OF       TOTAL         PERIOD    AVERAGE NET            AVERAGE       PORTFOLIO
ENDED       PERIOD     RETURN**       (000'S)       ASSETS            NET ASSETS      TURNOVER
----------  -----------------------------------------------------------------------------------
                          Asset Allocation: Diversified Growth Portfolio Class 2
10/16/00-
03/31/01+   $11.07      (10.29)%      $ 17,465       1.12%#@              1.95%#@        193%
03/31/02     10.70       (1.49)        110,186       1.11                 1.22           233
03/31/03      8.44      (20.11)        141,724       1.11                 1.42           143
03/31/04     10.77       29.02(2)      232,730       1.13(1)              1.12(1)        106
03/31/05     11.28        5.77(3)      230,448       1.09(1)              0.93(1)        156
                                          Stock Portfolio Class 2
10/16/00-
03/31/01+    14.34      (17.37)         14,671       1.08#                0.11#           77
03/31/02     14.33        4.18          89,106       1.10                (0.13)           59
03/31/03     10.97      (23.45)        110,306       1.10                (0.03)           45
03/31/04     14.74       34.37         184,179       1.11                (0.05)           42
03/31/05     15.25        3.46         182,833       1.08                 0.37            42

----------------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.

 # Annualized

  + Inception date of class

 @ Gross of custody credits of 0.01%

(1) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would been higher by the following:

                                                              03/31/04   03/31/05
                                                              --------   --------
Asset Allocation: Diversified Growth Portfolio Class 2......    0.01%      0.00%

(2) Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

(3) The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restriction.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                     DIVIDENDS     DIVIDENDS
              NET ASSET      NET        NET REALIZED                  DECLARED     FROM NET
                VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM    FROM NET     REALIZED
PERIOD        BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT   INVESTMENT     GAIN ON         TOTAL
ENDED         OF PERIOD    (LOSS)*      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
Large Cap Growth Portfolio Class 2
10/16/00-
03/31/01+      $12.65       $ 0.01         $(3.07)        $(3.06)      $(0.02)      $(1.19)        $(1.21)
03/31/02         8.38        (0.02)         (0.39)         (0.41)          --           --             --
03/31/03         7.97           --          (2.00)         (2.00)          --           --             --
03/31/04         5.97        (0.01)          1.86           1.85           --           --             --
03/31/05         7.82         0.02           0.43           0.45           --           --             --

Large Cap Composite Portfolio Class 2
10/16/00-
03/31/01+       12.23           --          (2.20)         (2.20)          --        (0.73)         (0.73)
03/31/02         9.30           --          (0.11)         (0.11)          --        (0.01)         (0.01)
03/31/03         9.18         0.02          (2.33)         (2.31)       (0.01)          --          (0.01)
03/31/04         6.86         0.01           2.16           2.17        (0.01)          --          (0.01)
03/31/05         9.02         0.06           0.44           0.50        (0.01)          --          (0.01)

                                                                  RATIO OF
              NET                    NET                             NET
             ASSET                 ASSETS     RATIO OF           INVESTMENT
             VALUE                 END OF    EXPENSES TO          INCOME TO
PERIOD      END OF     TOTAL       PERIOD    AVERAGE NET           AVERAGE       PORTFOLIO
ENDED       PERIOD    RETURN**     (000'S)    ASSETS(1)         NET ASSETS(1)    TURNOVER
----------  ------------------------------------------------------------------------------
Large Cap
10/16/00-
03/31/01+   $  8.38    (26.48)%    $ 9,073      1.25%#@              0.05%#@         40%
03/31/02       7.97     (4.89)      38,180      1.25                (0.19)           43
03/31/03       5.97    (25.09)      41,534      1.25                (0.07)           58
03/31/04       7.82     30.99       71,204      1.25                (0.13)           44
03/31/05       8.27      5.75       78,540      1.19                 0.24            38
Large Cap
10/16/00-
03/31/01+      9.30    (18.96)       3,046      1.25#@               0.08#@          64
03/31/02       9.18     (1.24)      15,204      1.25                   --            64
03/31/03       6.86    (25.13)      16,939      1.25                 0.23            59
03/31/04       9.02     31.58       27,637      1.25                 0.13            78
03/31/05       9.51      5.54       29,038      1.25                 0.63            58

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursements and reductions.

 # Annualized

  + Inception date of class

 @ The ratios reflect an expense cap of 1.25% for Class 2 which is net of custody credits of (0.01%) or waivers/reimbursements if applicable.

(1) Net of the following reimbursements (recoupments)(based on average net assets):

                                                                  03/31/01   03/31/02   03/31/03   03/31/04   03/31/05
                                                                  --------   --------   --------   --------   --------
    Large Cap Growth Portfolio Class 2..........................    0.19%#     0.04%      0.06%      0.01%      (0.05)%
    Large Cap Composite Portfolio Class 2.......................    0.62#      0.43       0.49       0.41        0.17

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                   DIVIDENDS      DIVIDENDS
                        NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET
                          VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED
PERIOD                  BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON          TOTAL
ENDED                   OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
                                              Large Cap Value Portfolio Class 2
10/16/00-
03/31/01+                $10.86        $0.04           $ 0.67          $ 0.71        $(0.11)       $(0.77)         $(0.88)
03/31/02                  10.69         0.08             0.15            0.23         (0.04)        (0.28)          (0.32)
03/31/03                  10.60         0.09            (2.85)          (2.76)        (0.02)        (0.04)          (0.06)
03/31/04                   7.78         0.10             2.92            3.02         (0.07)           --           (0.07)
03/31/05                  10.73         0.12             0.86            0.98         (0.07)           --           (0.07)

                                              Mid Cap Growth Portfolio Class 2
10/16/00-
03/31/01+                 15.69        (0.04)           (3.16)          (3.20)           --         (3.16)          (3.16)
03/31/02                   9.33        (0.08)            0.80            0.72            --            --              --
03/31/03                  10.05        (0.07)           (2.33)          (2.40)           --            --              --
03/31/04                   7.65        (0.09)            4.02            3.93            --            --              --
03/31/05                  11.58        (0.09)            0.63            0.54            --            --              --

                                                                            RATIO OF
                        NET                      NET                           NET
                       ASSET                   ASSETS      RATIO OF        INVESTMENT
                       VALUE                   END OF     EXPENSES TO       INCOME TO
PERIOD                 END OF      TOTAL       PERIOD       AVERAGE        AVERAGE NET      PORTFOLIO
ENDED                  PERIOD     RETURN**     (000'S)   NET ASSETS(2)      ASSETS(2)       TURNOVER
--------------------  -------------------------------------------------------------------------------
                                             Large Cap Value Portfolio Class 2
10/16/00-
03/31/01+             $ 10.69        6.51%     $ 8,396       1.25%#(1)         0.84%#(1)        49%
03/31/02                10.60        2.28       51,550       1.25              0.72             30
03/31/03                 7.78      (26.09)      51,942       1.25              1.07             32
03/31/04                10.73       38.93       92,112       1.25              1.04             29
03/31/05                11.64        9.18      109,563       1.11              1.11             32
                                             Mid Cap Growth Portfolio Class 2
10/16/00-
03/31/01+                9.33      (24.91)       7,499     1.30#@             (0.68)#@          68
03/31/02                10.05        7.72       33,843       1.30             (0.86)            70
03/31/03                 7.65      (23.88)      32,110       1.30             (0.86)           117
03/31/04                11.58       51.37       69,968       1.30             (0.89)            97
03/31/05                12.12        4.66       77,433       1.28             (0.78)            81

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.

 # Annualized

  + Inception date of class

(1) The ratios reflect an expense cap of 1.25% for Class 2 which is net of custody credits of (0.01%) or waivers/reimbursements if applicable.

 @ The ratios reflect an expense cap of 1.30% for Class 2 which is net of custody credits of (0.01%) or waivers/reimbursements if applicable.

(2) Net of the following reimbursements (recoupments)(based on average net assets):

                                                              03/31/01   03/31/02   03/31/03   03/31/04   03/31/05
                                                              --------   --------   --------   --------   --------
    Large Cap Value Portfolio Class 2.......................    0.39%#     0.06%     (0.02)%    (0.03)%    (0.00)%

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                     DIVIDENDS     DIVIDENDS
              NET ASSET      NET        NET REALIZED                  DECLARED     FROM NET
                VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM    FROM NET     REALIZED
PERIOD        BEGINNING     INCOME     GAIN(LOSS) ON    INVESTMENT   INVESTMENT     GAIN ON         TOTAL
ENDED         OF PERIOD    (LOSS)*      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                                              Mid Cap Value Portfolio Class 2
10/16/00-
03/31/01+      $11.76       $ 0.06         $ 1.32         $ 1.38       $(0.11)      $(0.88)        $(0.99)
03/31/02        12.15         0.09           1.92           2.01        (0.08)       (0.68)         (0.76)
03/31/03        13.40         0.10          (2.73)         (2.63)       (0.02)       (0.16)         (0.18)
03/31/04        10.59         0.08           4.79           4.87        (0.08)       (0.01)         (0.09)
03/31/05        15.37         0.10           2.58           2.68        (0.05)       (0.30)         (0.35)

                                                Small Cap Portfolio Class 2
10/16/00-
03/31/01+       12.39           --          (2.25)         (2.25)          --        (2.12)         (2.12)
03/31/02         8.02        (0.04)          0.36           0.32           --           --             --
03/31/03         8.34        (0.03)         (2.32)         (2.35)          --           --             --
03/31/04         5.99        (0.05)          2.95           2.90           --           --             --
03/31/05         8.89        (0.05)          0.13           0.08           --           --             --

                                                                    RATIO OF
              NET                    NET                               NET
             ASSET                 ASSETS      RATIO OF            INVESTMENT
             VALUE                 END OF     EXPENSES TO           INCOME TO
PERIOD      END OF     TOTAL       PERIOD       AVERAGE              AVERAGE       PORTFOLIO
ENDED       PERIOD    RETURN**     (000'S)   NET ASSETS(1)        NET ASSETS(1)    TURNOVER
----------  --------------------------------------------------------------------------------
                              Mid Cap Value Portfolio Class 2
10/16/00-
03/31/01+   $ 12.15     12.13%     $ 7,358       1.30%#                0.99%#          62%
03/31/02      13.40     17.13       46,746       1.30                  0.69            59
03/31/03      10.59    (19.73)      46,557       1.30                  0.83            61
03/31/04      15.37     46.09       85,682       1.30                  0.53            50
03/31/05      17.70     17.52      118,416       1.18                  0.63            42

                                Small Cap Portfolio Class 2
10/16/00-
03/31/01+      8.02    (20.76)       4,578      1.30#                 (0.08)#         138
03/31/02       8.34      3.99       29,363       1.30                 (0.45)          101
03/31/03       5.99    (28.18)      28,013       1.30                 (0.52)           91
03/31/04       8.89     48.41       62,201       1.30                 (0.67)          134
03/31/05       8.97      0.90       66,999       1.30                 (0.62)          134

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.

 # Annualized

  + Inception date of class

(1) Net of the following reimbursements (recoupments)(based on average net assets):

                                                                  03/31/01   03/31/02   03/31/03   03/31/04   03/31/05
                                                                  --------   --------   --------   --------   --------
    Mid Cap Value Portfolio Class 2.............................    0.34%#     0.12%     (0.01)%    (0.01)%    (0.02)%

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                  DIVIDENDS      DIVIDENDS
                        NET ASSET       NET         NET REALIZED                   DECLARED      FROM NET
                          VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM    FROM NET      REALIZED
PERIOD                  BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT   INVESTMENT      GAIN ON          TOTAL
ENDED                   OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS     INCOME      INVESTMENTS    DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
                                                       International Equity Portfolio Class 2

10/16/00-
03/31/01+                $10.77        $0.02           $(2.02)         $(2.00)      $   --        $(0.47)         $(0.47)
03/31/02                   8.30         0.01            (0.91)          (0.90)          --         (0.05)          (0.05)
03/31/03                   7.35         0.02            (2.24)          (2.22)       (0.01)           --           (0.01)
03/31/04                   5.12         0.03             2.65            2.68        (0.06)           --           (0.06)
03/31/05                   7.74         0.03             0.83            0.86        (0.09)           --           (0.09)

                                                     Diversified Fixed Income Portfolio Class 2

10/16/00-
03/31/01+                  9.99         0.24             0.21            0.45        (0.57)           --           (0.57)
03/31/02                   9.87         0.40            (0.24)           0.16        (0.28)           --           (0.28)
03/31/03                   9.75         0.32             0.65            0.97        (0.04)           --           (0.04)
03/31/04                  10.68         0.33             0.19            0.52        (0.25)           --           (0.25)
03/31/05                  10.95         0.37            (0.35)           0.02        (0.32)        (0.01)          (0.33)

                                                                                 RATIO OF
                        NET                        NET                              NET
                       ASSET                      ASSETS        RATIO OF        INVESTMENT
                       VALUE                      END OF      EXPENSES TO        INCOME TO
PERIOD                 END OF      TOTAL          PERIOD        AVERAGE           AVERAGE       PORTFOLIO
ENDED                  PERIOD     RETURN**       (000'S)     NET ASSETS(1)     NET ASSETS(1)    TURNOVER
--------------------  -----------------------------------------------------------------------------------
                                            International Equity Portfolio Class 2
10/16/00-
03/31/01+             $  8.30      (19.33)%      $  5,223         1.45%#           0.36%#           26%
03/31/02                 7.35      (10.86)         18,895         1.45             0.12             72
03/31/03                 5.12      (30.17)         22,167         1.45             0.31             53
03/31/04                 7.74       52.53          58,220         1.45             0.45             50
03/31/05                 8.51       11.16          85,852         1.45             0.41             84
                                          Diversified Fixed Income Portfolio Class 2
10/16/00-
03/31/01+                9.87        4.71           6,655       1.15#@             5.84#@           27
03/31/02                 9.75        1.57          48,365         1.15             4.10             44
03/31/03                10.68       10.00         135,818         1.15             3.25             60
03/31/04                10.95        4.97         138,125         1.05             3.01            106
03/31/05                10.64        0.07         122,693         0.99             3.42             82

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.

 # Annualized

  + Inception date of class

 @ The ratios reflect an expense cap of 1.15% for Class 2 which is net of custody credits of (0.01%) or waivers/reimbursements if applicable.

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  03/31/01   03/31/02   03/31/03   03/31/04   03/31/05
                                                                  --------   --------   --------   --------   --------
    International Equity Portfolio Class 2......................    1.01%#     0.75%      0.46%      0.30%     (0.00)%

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                   DIVIDENDS      DIVIDENDS
                        NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET
                          VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED
PERIOD                  BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON          TOTAL
ENDED                   OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
                                              Cash Management Portfolio Class 2
10/16/00-03/31/01+       $10.56        $ 0.18          $ 0.07          $ 0.25        $(0.11)       $   --          $(0.11)
03/31/02                  10.70          0.21            0.03            0.24         (0.05)           --           (0.05)
03/31/03                  10.89          0.07              --            0.07         (0.14)           --           (0.14)
03/31/04                  10.82          0.02              --            0.02         (0.07)           --           (0.07)
03/31/05                  10.77          0.09            0.00            0.09         (0.02)           --           (0.02)

                                               Focus Growth Portfolio Class 2
10/16/00-03/31/01+         8.93            --           (1.74)          (1.74)           --            --              --
03/31/02                   7.19         (0.06)          (0.08)          (0.14)           --            --              --
03/31/03                   7.05         (0.03)          (1.55)          (1.58)           --            --              --
03/31/04                   5.47         (0.06)           2.47            2.41            --            --              --
03/31/05                   7.88         (0.01)          (0.32)          (0.33)           --            --              --

                                                                           RATIO OF
                        NET                      NET                          NET
                       ASSET                   ASSETS      RATIO OF       INVESTMENT
                       VALUE                   END OF     EXPENSES TO      INCOME TO
PERIOD                 END OF      TOTAL       PERIOD       AVERAGE       AVERAGE NET    PORTFOLIO
ENDED                  PERIOD     RETURN**     (000'S)   NET ASSETS(1)     ASSETS(1)     TURNOVER
--------------------  ----------------------------------------------------------------------------
                                           Cash Management Portfolio Class 2
10/16/00-03/31/01+    $ 10.70        2.40%     $10,424       1.00%#           4.52%#         --%
03/31/02                10.89        2.27       34,724       1.00             1.91           --
03/31/03                10.82        0.66       56,597       1.00             0.67           --
03/31/04                10.77        0.22       54,276       0.95             0.18           --
03/31/05                10.84        0.84       47,494       0.86             0.82           --
                                             Focus Growth Portfolio Class 2
10/16/00-03/31/01+       7.19      (19.48)      10,972       1.45#++          0.06#++       195
03/31/02                 7.05       (1.95)      33,720       1.45            (0.78)         189
03/31/03                 5.47      (22.41)      33,763       1.45            (0.59)         143
03/31/04                 7.88       44.06       68,443       1.45            (0.81)          90
03/31/05                 7.55       (4.19)      67,731       1.45            (0.10)         200

------------------------------

 * Calculated based upon average shares outstanding

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.

 # Annualized

@ Commencement of Operations

 + Inception date of class

 ++ The ratios reflect an expense cap of 1.45% for the Focus Growth Class 2 which is net of custody credits of (0.02%) or waiver/reimbursements if applicable.

(1)Net of the following reimbursements (recoupments) (based on average net assets):

                                                              03/31/01   03/31/02   03/31/03   03/31/04   03/31/05
                                                              --------   --------   --------   --------   --------
    Cash Management Portfolio Class 2.......................    0.80%#       --%     (0.02)%    (0.03)%       --%
    Focus Growth Portfolio Class 2..........................    0.45       0.21       0.19       0.05      (0.09)

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                     DIVIDENDS     DIVIDENDS
              NET ASSET      NET        NET REALIZED                  DECLARED     FROM NET
                VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM    FROM NET     REALIZED
  PERIOD      BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT   INVESTMENT     GAIN ON         TOTAL
  ENDED       OF PERIOD    (LOSS)*      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                                              Focus TechNet Portfolio Class 2
12/29/00-
03/31/01+      $10.00       $(0.01)        $(4.27)        $(4.28)      $   --       $   --         $   --
03/31/02         5.72        (0.09)         (1.22)         (1.31)          --           --             --
03/31/03         4.41        (0.04)         (1.53)         (1.57)          --           --             --
03/31/04         2.84        (0.07)          2.30           2.23           --           --             --
03/31/05         5.07        (0.06)          0.01          (0.05)          --           --             --
                                         Focus Growth and Income Portfolio Class 2
12/29/00-
03/31/01+       10.00         0.01          (1.58)         (1.57)          --           --             --
03/31/02         8.43        (0.03)         (0.08)         (0.11)          --           --             --
03/31/03         8.32        (0.03)         (1.51)         (1.54)          --           --             --
03/31/04         6.78        (0.03)          2.53           2.50           --           --             --
03/31/05         9.28         0.02           0.03           0.05           --           --             --
                                               Focus Value Portfolio Class 2
10/01/01-
03/31/02+       10.00        (0.01)          1.80           1.79           --        (0.11)         (0.11)
03/31/03        11.68         0.07          (2.63)         (2.56)       (0.10)(1)    (0.25)         (0.35)
03/31/04         8.77         0.15           4.19           4.34           --           --             --
03/31/05        13.11         0.05           1.45           1.50        (0.09)       (0.69)         (0.78)

                                                                        RATIO
              NET                       NET                            OF NET
             ASSET                    ASSETS      RATIO OF           INVESTMENT
             VALUE                    END OF    EXPENSES TO           INCOME TO
  PERIOD    END OF       TOTAL        PERIOD    AVERAGE NET            AVERAGE       PORTFOLIO
  ENDED     PERIOD     RETURN**       (000'S)    ASSETS(2)          NET ASSETS(2)    TURNOVER
----------  ----------------------------------------------------------------------------------
                                     Focus TechNet Portfolio Class 2
12/29/00-
03/31/01+   $ 5.72      (42.80)%      $ 5.860       1.65%#++            (0.51)%#++      160%
03/31/02      4.41      (22.90)        12,522       1.65@               (1.22)@         357
03/31/03      2.84      (35.60)        11,585       1.65                (1.46)          253
03/31/04      5.07       78.52         31,718       1.65                (1.55)          183
03/31/05      5.02       (0.99)        27,909       1.65                (1.16)          155
                                Focus Growth and Income Portfolio Class 2
12/29/00-
03/31/01+     8.43      (15.70)         6,435       1.45#++              0.28#++         71
03/31/02      8.32       (1.25)        21,393       1.45@               (0.37)@         187
03/31/03      6.78      (18.51)        19,142       1.45                (0.37)          180
03/31/04      9.28       36.87         49,277       1.45                (0.35)           84
03/31/05      9.33        0.54         49,049       1.45                 0.18            77
                                      Focus Value Portfolio Class 2
10/01/01-
03/31/02+    11.68       17.90         19,589       1.45#@              (0.27)#@         81
03/31/03      8.77      (22.00)        19,105       1.45                 0.71           190
03/31/04     13.11       49.49         49,022       1.45                 1.34           165
03/31/05     13.83       11.66         67,250       1.45                 0.36           130

----------------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.

 # Annualized

  + Inception date of class.

  ++ The ratios reflect an expense cap of 1.65% and 1.45% for the Focus TechNet Class 2, and Focus Growth and Income Class 2, respectively, which are net of custody credits of (0.21%), and (0.20%), respectively, or waivers/reimbursements if applicable.

 @ The ratios reflect an expense cap of 1.65%, 1.45% and 1.45% for the Focus TechNet Class 2, Focus Growth and Income Class 2, and Focus Value Class 2, respectively which are net of custody credits of 0.01%.

(1) Includes a tax return of capital of $0.03 per share.

(2) Net of the following reimbursements (recoupments)(based on average net assets):

                                                                  03/31/01#   03/31/02   03/31/03   03/31/04   03/31/05
                                                                  ---------   --------   --------   --------   --------
    Focus TechNet Portfolio Class 2.............................    2.16%       1.32%      1.71%      0.52%      0.17%
    Focus Growth and Income Portfolio Class 2...................    2.90        1.02       0.68       0.25      (0.01)
    Focus Value Portfolio Class 2...............................      --       1.09#       0.73       0.25      (0.02)

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

     The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     You may obtain copies of these documents or ask questions about the Portfolios by contacting:

           AIG SunAmerica Assurance Insurance Company
           Annuity Service Center
           P.O. Box 54299
           Los Angeles, California 90054-0299
           1-800-445-7862

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
File No. 811-07725

Seasons Series Trust

--------------------------------------------------------------------------------
                                   PROSPECTUS
                                 July 29, 2005
--------------------------------------------------------------------------------

                                 [SEASONS LOGO]
                              SEASONS SERIES TRUST
                                (CLASS 3 SHARES)

-   MULTI-MANAGED GROWTH PORTFOLIO
-   MULTI-MANAGED MODERATE GROWTH PORTFOLIO
-   MULTI-MANAGED INCOME/EQUITY PORTFOLIO
-   MULTI-MANAGED INCOME PORTFOLIO
-   ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
-   STOCK PORTFOLIO
-   LARGE CAP GROWTH PORTFOLIO
-   LARGE CAP COMPOSITE PORTFOLIO
-   LARGE CAP VALUE PORTFOLIO
-   MID CAP GROWTH PORTFOLIO
-   MID CAP VALUE PORTFOLIO
-   SMALL CAP PORTFOLIO
-   INTERNATIONAL EQUITY PORTFOLIO
-   DIVERSIFIED FIXED INCOME PORTFOLIO
-   STRATEGIC FIXED INCOME PORTFOLIO
-   CASH MANAGEMENT PORTFOLIO
-   FOCUS GROWTH PORTFOLIO
-   FOCUS TECHNET PORTFOLIO
-   FOCUS GROWTH AND INCOME PORTFOLIO
-   FOCUS VALUE PORTFOLIO
-   ALLOCATION GROWTH PORTFOLIO
-   ALLOCATION MODERATE GROWTH PORTFOLIO
-   ALLOCATION MODERATE PORTFOLIO
-   ALLOCATION BALANCED PORTFOLIO

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS......................................................      3
           Q&A........................................................      3

EXPENSE SUMMARY.......................................................     33

MORE INFORMATION ABOUT THE PORTFOLIOS.................................     38
           Investment Strategies......................................     38
           Additional Information about the Seasons Portfolios........     38

GLOSSARY..............................................................     46
           Investment Terminology.....................................     46
           About the Indices..........................................     49
           Risk Terminology...........................................     50

MANAGEMENT............................................................     53
           Investment Adviser and Manager.............................     53
           Information about the Subadvisers..........................     54
           Portfolio Management.......................................     57
           Custodian, Transfer and Dividend Paying Agent..............     77
           Legal Proceedings..........................................     77

ACCOUNT INFORMATION...................................................     79
           Service Fees...............................................     79
           Transaction Policies.......................................     79
           Dividend Policies and Taxes................................     80
           Frequent Purchases and Redemptions of Shares...............     80
           Portfolio Holdings.........................................     81

FINANCIAL HIGHLIGHTS..................................................     82

FOR MORE INFORMATION..................................................     92

Seasons Series Trust

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Seasons Series Trust (the "Trust") and to provide you with information about the Trust's 24 separate investment series ("Portfolios") and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begin on page 38, and the glossary that follows on page 46.

Individuals cannot invest in the Portfolios directly. Instead, they participate through a variable annuity contract or variable life policy (collectively, the "Variable Contracts") offered by life insurance companies (the "Life Insurance Companies") affiliated with AIG SunAmerica Asset Management Corp., the investment adviser and manager ("SunAmerica"). The term "Manager" as used in this prospectus means either SunAmerica or the other registered investment advisers that serve as investment subadvisers ("Subadvisers") to the Trust, as the case may be.

SIX OF THE PORTFOLIOS, MULTI-MANAGED GROWTH PORTFOLIO, MULTI-MANAGED MODERATE GROWTH PORTFOLIO, MULTI-MANAGED INCOME/EQUITY PORTFOLIO, MULTI-MANAGED INCOME PORTFOLIO, ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO AND STOCK PORTFOLIO, WHICH WE CALL THE "SEASONS PORTFOLIOS" ARE AVAILABLE ONLY THROUGH THE SELECTION OF ONE OF FOUR VARIABLE INVESTMENT "STRATEGIES" DESCRIBED IN THE VARIABLE CONTRACTS PROSPECTUS. YOU SHOULD BE AWARE THAT IF YOU SELECT A "STRATEGY" YOU WILL NOT INVEST DIRECTLY IN ONE OF THE PORTFOLIOS. INSTEAD, EACH STRATEGY INVESTS IN THREE OF THE SIX SEASONS PORTFOLIOS AND THE ALLOCATION OF ASSETS AMONG THE PORTFOLIOS WILL VARY DEPENDING ON THE OBJECTIVE OF THE STRATEGY.

EIGHTEEN OF THE PORTFOLIOS, WHICH WE WILL CALL THE "SEASONS SELECT PORTFOLIOS," THE "SEASONS FOCUSED PORTFOLIOS," AND THE "SEASONS MANAGED ALLOCATION PORTFOLIOS," ARE AVAILABLE AS VARIABLE INVESTMENT OPTIONS UNDER VARIABLE CONTRACTS OFFERED BY THE LIFE INSURANCE COMPANIES.

EACH SEASONS MANAGED ALLOCATION PORTFOLIO IS STRUCTURED AS A "FUND-OF-FUNDS" WHICH MEANS THAT IT PURSUES ITS INVESTMENT GOAL BY INVESTING ITS ASSETS IN A COMBINATION OF THE SEASONS SELECT PORTFOLIOS AND THE SEASONS FOCUSED PORTFOLIOS (COLLECTIVELY, THE "UNDERLYING PORTFOLIOS").

                                     Q&A

Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and principal investment strategy. Each Seasons Managed Allocation
    Portfolio invests its assets in a combination of the Underlying Portfolios rather than investing directly in stocks, bonds, cash and other investments. A fund-of-funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make that selection.

     A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

                               SEASONS PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  MULTI-MANAGED GROWTH     long-term growth of       asset allocation through
  PORTFOLIO                capital                   Managed Components
 ----------------------------------------------------------------------------
  MULTI-MANAGED MODERATE   long-term growth of       asset allocation through
  GROWTH PORTFOLIO         capital, with capital     Managed Components
                           preservation as a
                           secondary objective
 ----------------------------------------------------------------------------
  MULTI-MANAGED            conservation of           asset allocation through
  INCOME/EQUITY PORTFOLIO  principal while           Managed Components
                           maintaining some
                           potential for long-term
                           growth of capital
 ----------------------------------------------------------------------------
  MULTI-MANAGED INCOME     capital preservation      asset allocation through
  PORTFOLIO                                          Managed Components
 ----------------------------------------------------------------------------

                                                            Seasons Series Trust
MANAGED COMPONENTS -- the four distinct, actively managed investment components in which all of the assets of the Multi-Managed Seasons Portfolios are invested. The percentage each Multi-Managed Seasons Portfolio allocates to a Managed Component differs based upon the Portfolio's investment objective. See "Managed Components" on page 4.


CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.


INCOME is interest payments from bonds or dividends from stocks.


YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.


"NET ASSETS" will take into account any borrowing for investment purposes.

                               SEASONS PORTFOLIOS

 ---------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL       PRINCIPAL INVESTMENT STRATEGY
 ---------------------------------------------------------------------------------
  ASSET ALLOCATION:        capital appreciation      investment primarily through
  DIVERSIFIED GROWTH                                 a strategic allocation of
  PORTFOLIO                                          approximately 80% (with a
                                                     range of 65-95%) of its
                                                     assets in equity securities
                                                     and approximately 20% (with a
                                                     range of 5-35%) of its assets
                                                     in fixed income securities
 ---------------------------------------------------------------------------------
  STOCK PORTFOLIO          long-term capital         under normal circumstances,
                           appreciation, with a      invests at least 80% of net
                           secondary objective of    assets in common stocks
                           increasing dividend
                           income
 ---------------------------------------------------------------------------------

Each of the Seasons MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS ("Multi-Managed Seasons Portfolios") allocates all of its assets among three or four distinct MANAGED COMPONENTS, each managed by a separate Manager and each with its own investment strategy. The three Managers of the Multi-Managed Seasons Portfolios are SunAmerica, Janus Capital Management LLC ("Janus") and Wellington Management Company, LLP ("Wellington Management"). The four Managed Components are AGGRESSIVE GROWTH/SUNAMERICA, GROWTH/JANUS, BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT. The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents. The assets of each Managed Component that comprises a particular Multi-Managed Seasons Portfolio belong to that Portfolio.

Although each Multi-Managed Seasons Portfolio has a distinct investment objective and allocates its assets in varying percentages among the Managed Components in furtherance of that objective, the Managed Component(s) are managed in the same general manner regardless of the objective of the Multi-Managed Seasons Portfolios. However, the equity/debt weightings of the BALANCED/SUNAMERICA component under normal market conditions will vary depending on the objective of the Multi-Managed Seasons Portfolios. The following chart shows the allocation of the assets of each Multi-Managed Seasons Portfolio among the Managed Components.

                               MANAGED COMPONENTS

--------------------------------------------------------------------------------------------------
                                       AGGRESSIVE                               FIXED INCOME
              PORTFOLIO                  GROWTH        GROWTH      BALANCED      COMPONENT/
                                       COMPONENT/    COMPONENT/   COMPONENT/     WELLINGTON
                                       SUNAMERICA      JANUS      SUNAMERICA     MANAGEMENT
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED GROWTH PORTFOLIO            20%           40%          20%            20%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED MODERATE GROWTH
 PORTFOLIO                                 18%           28%          18%            36%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME/EQUITY
 PORTFOLIO                                  0%           18%          28%            54%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME PORTFOLIO             0%            8%          17%            75%
--------------------------------------------------------------------------------------------------

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

Seasons Series Trust

A "GROWTH" PHILOSOPHY -- investing in securities believed to offer the potential for long-term growth of capital -- focuses on securities considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.


A "VALUE" PHILOSOPHY -- investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

                                                            Seasons Series Trust

The following chart shows the investment goal and strategy of each of the Seasons Select Portfolios.

                           SEASONS SELECT PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  LARGE CAP GROWTH         long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies selected
                                                     through a growth
                                                     strategy
 ----------------------------------------------------------------------------
  LARGE CAP COMPOSITE      long-term growth of       under normal
  PORTFOLIO                capital and growth of     circumstances, invests
                           dividend income           at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies that offer the
                                                     potential for long-term
                                                     growth of capital or
                                                     dividends
 ----------------------------------------------------------------------------
  LARGE CAP VALUE          long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies selected
                                                     through a value strategy
 ----------------------------------------------------------------------------
  MID CAP GROWTH           long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of
                                                     medium-sized companies
                                                     selected through a
                                                     growth strategy
 ----------------------------------------------------------------------------
  MID CAP VALUE PORTFOLIO  long-term growth of       under normal
                           capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of
                                                     medium-sized companies
                                                     selected through a value
                                                     strategy
 ----------------------------------------------------------------------------
  SMALL CAP PORTFOLIO      long-term growth of       under normal
                           capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of small
                                                     companies
 ----------------------------------------------------------------------------

                           SEASONS SELECT PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  INTERNATIONAL EQUITY     long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of issuers in
                                                     at least three countries
                                                     other than the U.S.
 ----------------------------------------------------------------------------
  DIVERSIFIED FIXED        relatively high current   under normal
  INCOME PORTFOLIO         income and secondarily    circumstances, invests
                           capital appreciation      at least 80% of net
                                                     assets in fixed income
                                                     securities, including
                                                     U.S. and foreign
                                                     government securities,
                                                     mortgage-backed
                                                     securities, investment
                                                     grade debt securities,
                                                     and high yield/high risk
                                                     bonds ("junk bonds")
 ----------------------------------------------------------------------------
  STRATEGIC FIXED INCOME   high level of current     under normal
  PORTFOLIO                income and, secondarily,  circumstances, invests
                           capital appreciation      at least 80% of net
                           over the long term        assets in multiple
                                                     sectors of the fixed
                                                     income market, including
                                                     high yield bonds,
                                                     foreign government and
                                                     corporate debt
                                                     securities from
                                                     developed and emerging
                                                     markets, mortgage-backed
                                                     securities and U.S.
                                                     government, agency and
                                                     investment grade
                                                     securities
 ----------------------------------------------------------------------------
  CASH MANAGEMENT          high current yield while  invests in a diversified
  PORTFOLIO                preserving capital        selection of money
                                                     market instruments
 ----------------------------------------------------------------------------

Each Seasons Select Portfolio except the CASH MANAGEMENT PORTFOLIO, is managed by multiple Managers, and we call these Portfolios the "Multi-Managed Seasons Select Portfolios." Each Multi-Managed Seasons Select Portfolio offers you access to at least three different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. To balance the risks of an actively managed portfolio, each Multi-Managed Seasons Select Portfolio includes a passively-managed index component, currently managed by AIG Global Investment Corp. ("AIGGIC") that seeks to track a target index or a subset of an index.

Seasons Series Trust

A "FOCUS" STRATEGY -- one in which a Manager actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Manager of the Focused Portfolios will invest in up to 10 securities, and each of these Portfolios will hold up to a total of 30 securities. Each Manager may invest in additional financial instruments for the purpose of cash management or to hedge a security in the Portfolio.

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of securities to achieve its investment goal.


MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

                                                            Seasons Series Trust

The following chart shows the investment goal and strategy of each of the Seasons Focused Portfolios.

                           SEASONS FOCUSED PORTFOLIOS

 ----------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  FOCUS GROWTH PORTFOLIO   long-term growth of       active trading of equity
                           capital                   securities selected on
                                                     the basis of growth
                                                     criteria, without regard
                                                     to market capitalization
 ----------------------------------------------------------------------------
  FOCUS TECHNET PORTFOLIO  long-term growth of       active trading of equity
                           capital                   securities of companies
                                                     that demonstrate the
                                                     potential for long-term
                                                     growth of capital and
                                                     that the Managers
                                                     believe will benefit
                                                     significantly from
                                                     technological advances
                                                     or improvements, without
                                                     regard to market
                                                     capitalization. Under
                                                     normal circumstances, at
                                                     least 80% of net assets
                                                     will be invested in such
                                                     securities
 ----------------------------------------------------------------------------
  FOCUS GROWTH AND INCOME  long-term growth of       active trading of equity
  PORTFOLIO                capital and current       securities selected to
                           income                    achieve a blend of
                                                     growth companies, value
                                                     companies and companies
                                                     that the Managers
                                                     believe have elements of
                                                     growth and value, issued
                                                     by large-cap companies
                                                     including those that
                                                     offer the potential for
                                                     a reasonable level of
                                                     current income. Each
                                                     Manager may emphasize
                                                     either a growth
                                                     orientation or a value
                                                     orientation at any
                                                     particular time
 ----------------------------------------------------------------------------
  FOCUS VALUE PORTFOLIO    long-term growth of       active trading of equity
                           capital                   securities selected on
                                                     the basis of value
                                                     criteria, without regard
                                                     to market capitalization
 ----------------------------------------------------------------------------

The Seasons Focused Portfolios offer you access to several different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

SunAmerica initially allocated the assets of each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolios among the Managers for a Portfolio in a manner designed to maximize investment efficiency. SunAmerica allocates new cash from share purchases over redemption requests equally among the Managers, unless SunAmerica determines that a different allocation of assets would be in the best interests of a Portfolio and its shareholders. SunAmerica intends, on a quarterly basis, to review the asset allocation in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio to determine the extent to which the portion of assets managed by a Manager differs from that portion managed by any other Manager of the Portfolio. If SunAmerica determines that the difference is significant, SunAmerica will then re-allocate cash flows among the Managers, differently from the manner described above, in an effort to effect a re-balancing of the Portfolio's asset allocation. In general, SunAmerica will not rebalance or reallocate the existing assets of a Multi-Managed Seasons Select Portfolio or Seasons Focused Portfolio among Managers. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Manager to another when it would be in the best interests of a Portfolio and its shareholders to do so. In some instances, where a reallocation results in any rebalancing of the Portfolio from a previous allocation, the effect of the reallocation may be to shift assets from a better performing Manager to a portion of the Portfolio with a relatively lower total return.

The following chart shows the investment goal and strategy of each of the Seasons Managed Allocation Portfolios.

                         SEASONS MANAGED ALLOCATION PORTFOLIOS

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                  PRINCIPAL                   PRINCIPAL
       PORTFOLIO           INVESTMENT GOAL   INVESTMENT STRATEGY        INVESTMENT TECHNIQUES
----------------------------------------------------------------------------------------------------
 ALLOCATION GROWTH        long-term capital  Fund-of-Funds        allocation of assets among a
 PORTFOLIO                appreciation                            combination of Underlying
                                                                  Portfolios. Under normal
                                                                  circumstances, invests at least
                                                                  80% of its net assets plus
                                                                  borrowings for investment purposes
                                                                  in equity portfolios.
----------------------------------------------------------------------------------------------------
 ALLOCATION MODERATE      long-term capital  Fund-of-Funds        allocation of assets among a
 GROWTH PORTFOLIO         appreciation                            combination of Underlying
                                                                  Portfolios. Under normal
                                                                  circumstances, invests at least
                                                                  30% and no more than 90% of its
                                                                  net assets plus borrowings for
                                                                  investment purposes in equity
                                                                  portfolios and at least 10% and no
                                                                  more than 70% of its net assets
                                                                  plus borrowings for investment
                                                                  purposes in fixed income
                                                                  portfolios.
----------------------------------------------------------------------------------------------------
 ALLOCATION MODERATE      long-term capital  Fund-of-Funds        allocation of assets among a
 PORTFOLIO                appreciation and                        combination of Underlying
                          moderate current                        Portfolios. Under normal
                          income                                  circumstances, invests at least
                                                                  20% and no more than 80% of its
                                                                  net assets plus borrowings for
                                                                  investment purposes in equity
                                                                  portfolios and at least 20% and no
                                                                  more than 80% of its net assets
                                                                  plus borrowings for investment
                                                                  purposes in fixed income
                                                                  portfolios.
----------------------------------------------------------------------------------------------------
 ALLOCATION BALANCED      long-term capital  Fund-of-Funds        allocation of assets among a
 PORTFOLIO                appreciation and                        combination of Underlying
                          current income                          Portfolios. Under normal
                                                                  circumstances, invests no more
                                                                  than 70% of its net assets plus
                                                                  borrowings for investment purposes
                                                                  in equity portfolios.
----------------------------------------------------------------------------------------------------

Seasons Series Trust

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT TECHNIQUES OF THE SEASONS MANAGED ALLOCATION PORTFOLIOS.

The Seasons Managed Allocation Portfolios may invest in a combination of the following Underlying Portfolios: Large Cap Growth Portfolio, Large Cap Composite Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, Diversified Fixed Income Portfolio, Strategic Fixed Income Portfolio, Cash Management Portfolio, Focus Growth Portfolio, Focus Growth and Income Portfolio, Focus Value Portfolio, and Focus TechNet Portfolio. However, the Seasons Managed Allocation Portfolios may not utilize all of the available Underlying Portfolios to meet their investment goals. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for each Seasons Managed Allocation Portfolio.

For each Seasons Managed Allocation Portfolio, the Manager determines a target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks, bonds (investment grade, high-yield, emerging markets), mortgages, and cash equivalents. Based on these target asset class allocations, the Manager determines a range and a target portfolio allocation in which each Seasons Managed Allocation Portfolio will invest in the Underlying Portfolios. The Manager may change the asset allocation ranges and the percentage invested in any of the Underlying Portfolios from time to time. The following chart reflects the percentage in which each Seasons Managed Allocation Portfolio was invested in the Underlying Portfolios as of March 31, 2005.

------------------------------------------------------------------------------------------------
                                                    ALLOCATION
                                    ALLOCATION       MODERATE       ALLOCATION      ALLOCATION
                                      GROWTH          GROWTH         MODERATE        BALANCED
            PORTFOLIO                PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH PORTFOLIO            16.6%           12.0%           10.5%            8.5%
------------------------------------------------------------------------------------------------
 FOCUS GROWTH PORTFOLIO                 3.5%            3.0%            2.0%            2.0%
------------------------------------------------------------------------------------------------
 LARGE CAP VALUE PORTFOLIO             26.1%           25.0%           22.0%           19.0%
------------------------------------------------------------------------------------------------
 FOCUS VALUE PORTFOLIO                  5.0%            4.0%            3.0%            2.0%
------------------------------------------------------------------------------------------------
 MID CAP GROWTH PORTFOLIO                --              --              --              --
------------------------------------------------------------------------------------------------
 MID CAP VALUE PORTFOLIO                4.1%            3.0%            3.0%            2.5%
------------------------------------------------------------------------------------------------
 SMALL CAP PORTFOLIO                   11.9%           10.0%            7.0%            3.0%
------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY PORTFOLIO        27.8%           22.9%           17.4%           12.9%
------------------------------------------------------------------------------------------------
 DIVERSIFIED FIXED INCOME
 PORTFOLIO                              2.0%           13.1%           18.1%           26.1%
------------------------------------------------------------------------------------------------
 STRATEGIC FIXED INCOME PORTFOLIO       3.0%            7.0%           11.9%           13.9%
------------------------------------------------------------------------------------------------
 CASH MANAGEMENT PORTFOLIO               --              --             5.1%           10.1%
------------------------------------------------------------------------------------------------

Due to market movements, portfolio management decisions or cash flow considerations, the Manager may determine that a Seasons Managed Allocation Portfolio's investments in the Underlying Portfolios requires adjustments in order to meet its target asset class allocation. Generally, the Manager will manage the investments among the Underlying Portfolios for each Seasons Managed Allocation Portfolio to match its target asset class allocation and to rebalance assets back to the target asset class allocation as it deems necessary.

                                                            Seasons Series Trust

As an investor in a Seasons Managed Allocation Portfolio, you pay the expenses of such Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios in which the Seasons Managed Allocation Portfolio invests.

For more complete information about the investment strategies and techniques of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios intend to invest, see the charts beginning on page 36.

Q:   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The performance of the Seasons Managed Allocation Portfolios directly reflects the performance of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios invest. Therefore, the performance of a Seasons Managed Allocation Portfolio depends both on its allocation among the Underlying Portfolios and the Underlying Portfolios' ability to meet their investment objectives. The Manager may not accurately assess the attractiveness or risk potential of particular Underlying Portfolios, asset classes, or investment styles.

     The following section describes the principal risks of each Portfolio. The charts beginning on page 40 also describe various additional risks. Each Seasons Managed Allocation Portfolio is also exposed to the risks of the Underlying Portfolios.

     Management Risks

     Each Seasons Managed Allocation Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of Seasons Managed Allocation Portfolio assets among the Underlying Portfolios may not produce the desired result. Similarly, each Seasons Portfolio, Seasons Select Portfolio and Seasons Focused Portfolios is subject to the risk that the selection of investments for the Portfolio may not produce the desired result.

     Risks of Investing in Equity Securities

     THE MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, LARGE CAP VALUE, MID CAP GROWTH, MID CAP VALUE, SMALL CAP, INTERNATIONAL EQUITY, FOCUS GROWTH, FOCUS TECHNET, FOCUS GROWTH AND INCOME and FOCUS VALUE PORTFOLIOS invest primarily in equity securities. Each Seasons Managed Allocation Portfolio may invest in certain Underlying Portfolios that invest in equity securities ("Underlying Equity Portfolios"), and the Allocation Growth, Allocation Moderate Growth and Allocation Moderate Portfolios invest primarily in Underlying Equity Portfolios. The Seasons Managed Allocation Portfolios are subject to the risks of changing market conditions generally. In addition, the MULTI-MANAGED INCOME/EQUITY PORTFOLIO invests significantly in equity securities.

     As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as a Portfolio's investments in equity securities or the Seasons Managed Allocation Portfolio's allocation to Underlying Equity Portfolios increases, which also increases the risk that you may lose money during declines in the stock market. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, and vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant benchmarks or other funds with comparable investment objectives and strategies.

     Risks of Investing in Growth Stocks

     Growth stocks are historically volatile, which will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH,

Seasons Series Trust

LARGE CAP COMPOSITE, MID CAP GROWTH, SMALL CAP, FOCUS GROWTH, FOCUS GROWTH AND INCOME AND FOCUS TECHNET PORTFOLIOS (certain of such Portfolios are Underlying Equity Portfolios).

Risks of Investing in Value Stocks

The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the FOCUS VALUE, LARGE CAP VALUE and MID CAP VALUE PORTFOLIOS. Each of these Portfolios is an Underlying Equity Portfolio.

Risks of Indexing

A component of the following portfolios is managed to track the performance of an index: LARGE CAP GROWTH PORTFOLIO, LARGE CAP COMPOSITE PORTFOLIO, LARGE CAP
     VALUE PORTFOLIO, MID CAP GROWTH PORTFOLIO, MID CAP VALUE PORTFOLIO, SMALL CAP PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO and DIVERSIFIED FIXED INCOME PORTFOLIO. The Manager of such components, AIGGIC, may endeavor to track the index by purchasing every stock included in the index in the same proportions. Or, in the alternative, the Manager may invest in a sampling of index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the index. If this component of such Portfolio does not adequately track the characteristics of the index, it is likely that the performance of this component will not be similar to the performance of the index and, therefore, may have an impact on the overall performance of the Portfolio. The index component will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its index, raising funds to meet redemptions or rebalancing the portfolio, even if there are adverse developments concerning a particular security, company or industry.

Each of the SEASONS MANAGED ALLOCATION PORTFOLIOS may invest in certain Underlying Portfolios in which a component of such Underlying Portfolios is managed to track the performance of an index.

Risks of Investing in Technology Companies

The FOCUS TECHNET PORTFOLIO invests at least 80% of net assets in securities of companies that the Managers believe will benefit significantly from technological advances or improvements ("technology companies"). Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio may be considerably more volatile than those of a fund that does not invest in technology companies. Technology company risk will also affect the MID CAP GROWTH PORTFOLIO. Each of the Seasons Managed Asset Allocation Portfolios may invest in an Underlying Portfolio which may invest in technology companies.

Risks of Investing in Bonds

The MULTI-MANAGED INCOME/EQUITY, MULTI-MANAGED INCOME, DIVERSIFIED FIXED INCOME and STRATEGIC FIXED INCOME PORTFOLIOS invest primarily in bonds. In addition, the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH and ASSET
     ALLOCATION: DIVERSIFIED GROWTH PORTFOLIOS each invests significantly in bonds. Each of the SEASONS MANAGED ALLOCATION PORTFOLIOS may invest in an Underlying Portfolio which invests in bonds (Diversified Fixed Income and Strategic Fixed Income Portfolios) (each, an "Underlying Fixed Income Portfolio"). The Seasons Managed Allocation Portfolios are subject to the risks to which an Underlying Fixed Income Portfolio is exposed.

                                                            Seasons Series Trust

As with any bond fund, the value of your investment in these Portfolios or the Seasons Managed Allocation Portfolios (as by virtue of their Underlying Portfolios) may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

Risks of Investing in Junk Bonds

All Portfolios except the STOCK, MID CAP GROWTH and CASH MANAGEMENT PORTFOLIOS may invest to varying degrees in high yield/high risk securities, also known as
     "junk bonds," which are considered speculative. Each of the Seasons Managed Allocation Portfolios may invest in Underlying Portfolios that may invest in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

Risks of Investing in Money Market Securities

While an investment in the CASH MANAGEMENT PORTFOLIO should present the least market risk of any of the Portfolios, you should be aware that an investment in this Portfolio is subject to the risks that the value of its investments in high-quality short-term debt obligations ("money market securities") may be affected by changes in interest rates, changes in the rating of an issuer of a money market security and the ability of an issuer to make payments of interest and principal. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value of $1.00. Each of the Seasons Managed Allocation Portfolios may invest in the Cash Management Portfolio.

Risks of Investing Internationally

All Portfolios except the CASH MANAGEMENT PORTFOLIO may invest in foreign securities. Each of the SEASONS MANAGED ALLOCATION PORTFOLIOS may invest in
     Underlying Portfolios that may invest in foreign securities. The INTERNATIONAL EQUITY PORTFOLIO invests at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Risks of Investing in Emerging Market Countries

The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or
     "emerging market" countries. An emerging market country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle and may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. Each Portfolio other than the Cash Management Portfolio may invest in issuers in emerging market countries. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Each Seasons Managed Allocation Portfolio may invest in the Underlying Portfolios that may invest in issuers in emerging market countries.

Seasons Series Trust

Risks of Investing in Smaller Companies

All Portfolios except the DIVERSIFIED FIXED INCOME, STRATEGIC FIXED INCOME and CASH MANAGEMENT PORTFOLIOS may invest in equity securities of smaller companies.
     Each of the SEASONS MANAGED ALLOCATION PORTFOLIOS may invest in Underlying Portfolios that may invest in stocks of smaller companies. The SMALL CAP PORTFOLIO invests at least 80% of net assets in equity securities of smaller companies. Stocks of smaller companies and to a lesser extent, mid-cap companies, may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION: DIVERSIFIED GROWTH, MID-CAP GROWTH and SMALL CAP PORTFOLIOS.

Risks of Investing in "Non-Diversified" Portfolios

All Portfolios except for the ASSET ALLOCATION: DIVERSIFIED GROWTH, STOCK, DIVERSIFIED FIXED INCOME, STRATEGIC FIXED INCOME and CASH MANAGEMENT PORTFOLIOS
     are "non-diversified," which means that each can invest a larger portion of its assets in the stock of a single company (including one of the Underlying Portfolios) than can some other mutual funds. By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

Additional Principal Risks

Finally, shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance
     Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:   HOW HAVE THE SEASONS PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and by comparing each Portfolio's average annual returns with those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

     Performance information is not included for the Seasons Managed Allocation Portfolios and the Strategic Fixed Income Portfolio since they have not been in existence for at least one calendar year.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                         MULTI-MANAGED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ---------

2003........................................................    22.73%

2004........................................................    10.13%

During the period shown in the bar chart, the highest return for a quarter was 12.43% (quarter ended 6/30/03) and the lowest return for a quarter was -1.83% (quarter ended 9/30/04). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 2.31%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST      RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR    INCEPTION(5)
----------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio Class 3                          10.13%        14.46%
----------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   10.88%        17.30%
----------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                          4.34%         4.64%
----------------------------------------------------------------------------------------
 Russell 2000(R) Index(3)                                        18.33%        30.35%
----------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                                      10.47%        16.12%
----------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Blended Benchmark Index consists of 51% S&P 500(R), 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000(R) Index, and 2% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Inception date for Class 3 shares is November 10, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                    MULTI-MANAGED MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------

2003........................................................     18.75%

2004........................................................      7.84%

During the period shown in the bar chart, the highest return for a quarter was 10.24% (quarter ended 6/30/03) and the lowest return for a quarter was -1.30% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 2.08%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST      RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR    INCEPTION(5)
----------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio Class 3                  7.84%        12.00%
----------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   10.88%        17.30%
----------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                          4.34%         4.64%
----------------------------------------------------------------------------------------
 Russell 2000(R) Index(3)                                        18.33%        30.35%
----------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                                       9.34%        13.95%
----------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Blended Benchmark Index consists of 37.9% S&P 500(R), 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000(R) Index, and 1.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Inception date for Class 3 shares is November 10, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                     MULTI-MANAGED INCOME/EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------

2003........................................................    12.07%

2004........................................................     7.05%

During the period shown in the bar chart, the highest return for a quarter was 6.94% (quarter ended 6/30/03) and the lowest return for a quarter was -1.78% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 2.07%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(4)
-------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio Class 3                    7.05%               9.06%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   10.88%              17.30%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                          4.34%               4.64%
-------------------------------------------------------------------------------------------
 Blended Benchmark Index(3)                                       6.47%               8.80%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Blended Benchmark Index consists of 33.4% S&P 500(R), 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills.
(4) Inception date for Class 3 shares is November 10, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                         MULTI-MANAGED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------

2003........................................................     8.73%

2004........................................................     5.24%

During the period shown in the bar chart, the highest return for a quarter was 5.24% (quarter ended 6/30/03) and the lowest return for a quarter was -2.73% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 2.23%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(4)
-------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio Class 3                           5.24%            7.09%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   10.88%           17.30%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                          4.34%            4.64%
-------------------------------------------------------------------------------------------
 Blended Benchmark Index(3)                                       5.44%            6.79%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Blended Benchmark Index consists of 17.35% S&P 500(R), 80.95% Lehman Brothers U.S. Aggregate Index, and 1.70% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Inception date for Class 3 shares is November 10, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                 ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------

2003........................................................     21.04%

2004........................................................      9.12%

During the period shown in the bar chart, the highest return for a quarter was 13.03% (quarter ended 6/30/03) and the lowest return for a quarter was -4.20% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -0.18%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(5)
-------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth Portfolio Class 3           9.12%           13.42%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   10.88%           17.30%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                          4.34%            4.64%
-------------------------------------------------------------------------------------------
 MSCI EAFE Index(3)                                              20.25%           26.91%
-------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                                      11.41%           16.66%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market capitalization weighted composite of securities in 19 developed markets. During 1997 the MSCI EAFE Index performance was only available on a monthly basis.
(4) The Blended Benchmark Index consists of 60% S&P 500(R), 20% Lehman Brothers U.S. Aggregate Index, and 20% MSCI EAFE Index. The Blended Benchmark Index data given is based on information available as of April 30, 1997.
(5) Inception date for Class 3 shares is November 10, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                             FOCUS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ---------

2003........................................................    41.34%

2004........................................................     1.40%

During the period shown in the bar chart, the highest return for a quarter was 17.92% (quarter ended 6/30/03) and the lowest return for a quarter was -7.44% (quarter ended 9/30/04). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 0.38%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST          RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR        INCEPTION(4)
---------------------------------------------------------------------------------------------
 Focus Growth Portfolio Class 3*                                  1.40%             16.75%
---------------------------------------------------------------------------------------------
 Russell 3000(R) Growth Index(1)                                  6.93%             15.46%
---------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(2)                                  6.30%              0.09%
---------------------------------------------------------------------------------------------
 S&P 500(R)(3)                                                   10.88%             17.30%
---------------------------------------------------------------------------------------------

 * Effective February 14, 2005, Credit Suisse Asset Management, LLC and Janus Capital Management LLC replaced Fred Alger Management, Inc. and Salomon Brothers Asset Management, Inc. as managers of components of the Portfolio.
(1) Effective February 14, 2005, the Portfolio has selected the Russell 3000(R) Growth Index for performance comparisons. The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Growth or Russell 2000(R) Growth indexes. The change in indices was made because the Russell 3000(R) Growth Index is more representative of the Portfolio's investment strategy.
(2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth value.
(3) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(4) Inception date for Class 3 shares is November 10, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                            FOCUS TECHNET PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ---------

2003........................................................    76.75%

2004........................................................    18.58%

During the period shown in the bar chart, the highest return for a quarter was 34.15% (quarter ended 6/30/03) and the lowest return for a quarter was -6.82% (quarter ended 9/30/04). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -4.75%.
--------------------------------------------------------------------------------

                                                                                  RETURN
                AVERAGE ANNUAL TOTAL RETURNS                      PAST            SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Focus TechNet Portfolio Class 3*                                18.58%         38.03%
-------------------------------------------------------------------------------------------
 NASDAQ 100(R) Index(1)                                          10.75%         25.15%
-------------------------------------------------------------------------------------------

 * Effective March 4, 2003, Van Wagoner Capital Management, Inc. ("Van Wagoner") was terminated as a subadviser for a portion of the Focus TechNet Portfolio. SunAmerica, as investment adviser and manger, monitored that portion of the Portfolio until September 15, 2003, when BAMCO, Inc. was engaged as subadviser to manage such portion of the Portfolio.
(1) The NASDAQ(R) 100 is a widely recognized, unmanaged index of common stocks listed in the NASDAQ market.
(2) Inception date for Class 3 shares is November 10, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                       FOCUS GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ---------

2003........................................................    35.06%

2004........................................................     7.01%

During the period shown in the bar chart, the highest return for a quarter was 18.88% (quarter ended 6/30/03) and the lowest return for a quarter was -2.74% (quarter ended 9/30/04). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -3.38%.
--------------------------------------------------------------------------------

                                                                                  RETURN
                AVERAGE ANNUAL TOTAL RETURNS                      PAST            SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Focus Growth and Income Portfolio Class 3                        7.01%         17.17%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   10.88%         17.30%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) Inception date for Class 3 shares is November 10, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                             FOCUS VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ---------

2003........................................................    41.78%

2004........................................................    16.01%

During the period shown in the bar chart, the highest return for a quarter was 20.64% (quarter ended 6/30/03) and the lowest return for a quarter was -1.30% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 1.23%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(4)
-------------------------------------------------------------------------------------------
 Focus Value Portfolio Class 3(1)                                16.01%           26.85%
-------------------------------------------------------------------------------------------
 Russell 1000(R) Value Index(2)                                  16.49%           22.06%
-------------------------------------------------------------------------------------------
 Russell 3000(R) Value Index(3)                                  16.94%           22.69%
-------------------------------------------------------------------------------------------

(1) Effective June 16, 2003, J.P. Morgan Investment Management Inc. replaced Thornburg Investment Management, Inc. as manager of a component of the Portfolio.
(2) The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.
(3) The Russell 3000(R) Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000(R) companies with lower price-to-book ratios and lower forecasted growth values.
(4) Inception date for Class 2 shares is November 10, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                                STOCK PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------

2003........................................................    30.61%

2004........................................................     9.55%

During the period shown in the bar chart, the highest return for a quarter was 16.13% (quarter ended 6/30/03) and the lowest return for a quarter was -3.37% (quarter ended 9/30/04). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -1.38%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Stock Portfolio Class 3                                          9.55%            17.25%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   10.88%            17.30%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) Inception date for Class 3 shares is November 10, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                           LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------

2003........................................................     26.24%

2004........................................................     11.11%

During the period shown in the bar chart, the highest return for a quarter was 13.76% (quarter ended 6/30/03) and the lowest return for a quarter was -3.15% (quarter ended 9/30/04). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -0.47%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio Class 3                              11.11%            15.28%
-------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Growth Index(1)                                 6.13%            12.72%
-------------------------------------------------------------------------------------------

(1) The S&P 500(R)/BARRA Growth Index is unmanaged and are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The growth index has firms with lower book-to-price ratios. Like the full S&P indices, the growth index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.
(2) Inception date for Class 3 shares is November 10, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                         LARGE CAP COMPOSITE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------

2003........................................................     26.21%

2004........................................................      9.64%

During the period shown in the bar chart, the highest return for a quarter was 14.14% (quarter ended 6/30/03) and the lowest return for a quarter was -2.97% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -1.43%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio Class 3                            9.64%           15.36%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   10.88%           17.30%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) Inception date for Class 3 shares is November 10, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                           LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------
2003........................................................    29.09%

2004........................................................    12.27%

During the period shown in the bar chart, the highest return for a quarter was 17.99% (quarter ended 6/30/03) and the lowest return for a quarter was -5.47% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -0.25%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Large Cap Value Portfolio Class 3                               12.27%           19.06%
-------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Value Index(1)                                 15.71%           22.11%
-------------------------------------------------------------------------------------------

(1) The S&P 500(R)/BARRA Value Index is unmanaged and are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with higher book-to-price ratios. Like the full S&P indices, the value index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.
(2) Inception date for Class 3 shares is November 10, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                            MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ---------

2003........................................................    43.42%

2004........................................................    14.73%

During the period shown in the bar chart, the highest return for a quarter was 19.87% (quarter ended 6/30/03) and the lowest return for a quarter was -4.49% (quarter ended 9/30/04). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -0.40%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio Class 3                                14.73%           25.52%
-------------------------------------------------------------------------------------------
 Russell Midcap(R) Growth Index(1)                               15.48%           26.58%
-------------------------------------------------------------------------------------------

(1) Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.
(2) Inception date for Class 3 shares is November 10, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                            MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------
2003........................................................    29.05%
2004........................................................    23.78%

During the period shown in the bar chart, the highest return for a quarter was 15.39% (quarter ended 6/30/03) and the lowest return for a quarter was -5.95% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 4.22%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio Class 3                                 23.78%         26.38%
-------------------------------------------------------------------------------------------
 Russell Midcap(R) Value Index(1)                                23.71%         30.61%
-------------------------------------------------------------------------------------------

(1) Russell Midcap(R) Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.
(2) Inception date for Class 3 shares is November 10, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                              SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ---------
2003........................................................    37.30%
2004........................................................     9.48%

During the period shown in the bar chart, the highest return for a quarter was 20.03% (quarter ended 6/30/03) and the lowest return for a quarter was -5.88% (quarter ended 9/30/04). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -2.03%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Small Cap Portfolio Class 3*                                     9.48%           21.26%
-------------------------------------------------------------------------------------------
 Russell 2000(R) Index(1)                                        18.33%           30.35%
-------------------------------------------------------------------------------------------

  * Effective February 14, 2005, Salomon Brothers Asset Management, Inc. replaced Lord Abbett & Co. LLC as manager of a component of the Portfolio.
 (1) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
 (2) Inception date for Class 3 shares is November 10, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ---------
2003........................................................    31.56%
2004........................................................    17.54%

During the period shown in the bar chart, the highest return for a quarter was 17.58% (quarter ended 6/30/03) and the lowest return for a quarter was -8.90% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was -1.64%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 International Equity Portfolio Class 3                          17.54%        22.03%
-------------------------------------------------------------------------------------------
 MSCI EAFE Index(1)                                              20.25%        26.91%
-------------------------------------------------------------------------------------------

(1) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market capitalization weighted composite of securities in 19 developed markets.
(2) Inception date for Class 3 shares is November 10, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                       DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------
2003........................................................    3.02%
2004........................................................    3.37%

During the period shown in the bar chart, the highest return for a quarter was 3.21% (quarter ended 9/30/04) and the lowest return for a quarter was -3.11% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 1.96%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio Class 3                      3.37%           3.60%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(1)                         4.34%           4.64%
-------------------------------------------------------------------------------------------

(1) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(2) Inception date for Class 3 shares is November 10, 2002.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------
2003........................................................    0.18%
2004........................................................    0.36%

During the period shown in the bar chart, the highest return for a quarter was 0.27% (quarter ended 12/31/04) and the lowest return for a quarter was 0.00% (quarter ended 9/30/03). As of the most recent calendar quarter ended 6/30/05 the year-to-date return was 0.93%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)          ONE YEAR       INCEPTION(1)
-------------------------------------------------------------------------------------------
 Cash Management Portfolio Class 3*                              0.36%           0.26%
-------------------------------------------------------------------------------------------
 US Treasury Bills, 0-3 Months Index Class 3                     1.25%           1.17%
-------------------------------------------------------------------------------------------

 * Effective February 14, 2005, Bank of America Capital Management, LLC replaced AIG SunAmerica Asset Management Corp as manager of the Portfolio.
(1) Inception date for Class 3 shares is November 10, 2002.

Seasons Series Trust

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

If you are invested in a Seasons Managed Allocation Portfolio, you pay the expenses of that Portfolio and indirectly pay a proportionate share of the expenses of an Underlying Portfolio. The amount of indirect expenses borne by a Seasons Managed Allocation Portfolio is based upon the percentage of its assets that are allocated to the Underlying Portfolios. Because the annual operating expenses of each Underlying Portfolio, and a Seasons Managed Allocation Portfolio's allocation to that Underlying Portfolio, will vary from year to year, the indirect expenses borne by the Seasons Managed Allocation Portfolio will vary from year to year.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                                                MULTI-MANAGED      MULTI-MANAGED
                                                             MULTI-MANAGED         MODERATE        INCOME/EQUITY
                                                            GROWTH PORTFOLIO   GROWTH PORTFOLIO      PORTFOLIO
                                                            ----------------   ----------------   ----------------
                                                                CLASS 3            CLASS 3            CLASS 3
                                                            ----------------   ----------------   ----------------
Management Fees                                                   0.89%              0.85%              0.81%
Distribution/Service (12b-1) Fees                                 0.25%              0.25%              0.25%
Other Expenses                                                    0.15%              0.10%              0.10%
Total Annual Portfolio Operating Expenses                         1.29%              1.20%              1.16%

                                                                               ASSET ALLOCATION:
                                                             MULTI-MANAGED        DIVERSIFIED
                                                            INCOME PORTFOLIO   GROWTH PORTFOLIO    STOCK PORTFOLIO
                                                            ----------------   -----------------   ----------------
                                                                CLASS 3             CLASS 3            CLASS 3
                                                            ----------------   -----------------   ----------------
Management Fees                                                   0.77%              0.85%               0.85%
Distribution/Service (12b-1) Fees                                 0.25%              0.25%               0.25%
Other Expenses                                                    0.12%              0.10%               0.08%
Total Annual Portfolio Operating Expenses                         1.14%              1.20%               1.18%

                                                               LARGE CAP          LARGE CAP          LARGE CAP
                                                                 GROWTH           COMPOSITE            VALUE
                                                              PORTFOLIO(1)       PORTFOLIO(1)       PORTFOLIO(1)
                                                            ----------------   ----------------   ----------------
                                                                CLASS 3            CLASS 3            CLASS 3
                                                            ----------------   ----------------   ----------------
Management Fees                                                   0.80%              0.80%              0.80%
Distribution/Service (12b-1) Fees                                 0.25%              0.25%              0.25%
Other Expenses                                                    0.19%              0.46%              0.15%
Total Annual Portfolio Operating Expenses                         1.24%              1.51%              1.20%

                                                                MID CAP
                                                                 GROWTH         MID CAP VALUE        SMALL CAP
                                                              PORTFOLIO(1)       PORTFOLIO(1)       PORTFOLIO(1)
                                                            ----------------   ----------------   ----------------
                                                                CLASS 3            CLASS 3            CLASS 3
                                                            ----------------   ----------------   ----------------
Management Fees                                                   0.85%              0.85%              0.85%
Distribution/Service (12b-1) Fees                                 0.25%              0.25%              0.25%
Other Expenses                                                    0.19%              0.15%              0.22%
Total Annual Portfolio Operating Expenses                         1.29%              1.25%              1.32%

                                                            Seasons Series Trust

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                               INTERNATIONAL EQUITY      DIVERSIFIED FIXED         STRATEGIC FIXED
                                                   PORTFOLIO(1)           INCOME PORTFOLIO       INCOME PORTFOLIO(1)
                                              ----------------------   ----------------------   ----------------------
                                                     CLASS 3                  CLASS 3                  CLASS 3
                                              ----------------------   ----------------------   ----------------------
Management Fees                                       1.00%                    0.70%                    0.80%
Distribution/Service (12b-1) Fees                     0.25%                    0.25%                    0.25%
Other Expenses                                        0.30%                    0.14%                    1.91%
Total Annual Portfolio Operating Expenses             1.55%                    1.09%                    2.96%

                                                 CASH MANAGEMENT            FOCUS GROWTH            FOCUS TECHNET
                                                    PORTFOLIO               PORTFOLIO(1)             PORTFOLIO(1)
                                              ----------------------   ----------------------   ----------------------
                                                     CLASS 3                  CLASS 3                  CLASS 3
                                              ----------------------   ----------------------   ----------------------
Management Fees                                       0.55%                    1.00%                    1.20%
Distribution/Service (12b-1) Fees                     0.25%                    0.25%                    0.25%
Other Expenses                                        0.17%                    0.21%                    0.49%
Total Annual Portfolio Operating Expenses             0.97%                    1.46%                    1.94%

                                                 FOCUS GROWTH AND           FOCUS VALUE           ALLOCATION GROWTH
                                               INCOME PORTFOLIO(1)          PORTFOLIO(1)           PORTFOLIO(1)(4)
                                              ----------------------   ----------------------   ----------------------
                                                     CLASS 3                  CLASS 3                  CLASS 3
                                              ----------------------   ----------------------   ----------------------
Management Fees                                       1.00%                    1.00%                    0.10%
Distribution/Service (12b-1) Fees                     0.25%                    0.25%                     None(2)
Other Expenses                                        0.29%                    0.28%                    4.62%
Total Annual Portfolio Operating Expenses             1.54%                    1.53%                    4.72%(3)

                                               ALLOCATION MODERATE      ALLOCATION MODERATE      ALLOCATION BALANCED
                                              GROWTH PORTFOLIO(1)(4)      PORTFOLIO(1)(4)          PORTFOLIO(1)(4)
                                              ----------------------   ----------------------   ----------------------
                                                     CLASS 3                  CLASS 3                  CLASS 3
                                              ----------------------   ----------------------   ----------------------
Management Fees                                       0.10%                    0.10%                    0.10%
Distribution/Service (12b-1) Fees                      None(2)                  None(2)                  None(2)
Other Expenses                                        5.83%                    5.57%                    5.70%
Total Annual Portfolio Operating Expenses             5.93%(3)                 5.67%(3)                 5.80%(3)

---------------

(1) SunAmerica is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolio classes do not exceed the amounts set forth below:

                                                              CLASS 3
     Large Cap Growth Portfolio.............................   1.35%
     Large Cap Composite Portfolio..........................   1.35%
     Large Cap Value Portfolio..............................   1.35%
     Mid Cap Growth Portfolio...............................   1.40%
     Mid Cap Value Portfolio................................   1.40%
     Small Cap Portfolio....................................   1.40%
     International Equity Portfolio.........................   1.55%
     Strategic Fixed Income Portfolio.......................   1.55%
     Focus Growth Portfolio.................................   1.55%
     Focus TechNet Portfolio................................   1.75%
     Focus Growth and Income Portfolio......................   1.55%
     Focus Value Portfolio..................................   1.55%
     Allocation Growth Portfolio............................   0.35%
     Allocation Moderate Growth Portfolio...................   0.35%
     Allocation Moderate Portfolio..........................   0.35%
     Allocation Balanced Portfolio..........................   0.35%

(2) Each Underlying Portfolio has a 12b-1 service fee of up to 0.25%.
(3) The Seasons Managed Allocation Portfolios invest in certain Underlying Portfolios, and thus, indirectly bear the expenses of those Portfolios. The Total Annual Portfolio Operating Expenses stated above do not include the expenses of the Underlying Portfolios. The total combined net annual operating expenses of the Seasons Managed Allocation Portfolios (which includes the net expenses of the Underlying Portfolios), based on estimated total average weighted combined expenses is 6.09% for the Allocation Growth Portfolio; 7.27% for the Allocation Moderate Growth Portfolio; 6.98% for the Allocation Moderate Portfolio; and 7.07% for the Allocation Balanced Portfolio. The net expense ratios of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios invest in range from 0.97% to 1.55% (after voluntary fee waivers and expense reimbursements).
(4) For the period ended June 30, 2005 the management fees, other expenses and total annual portfolio gross operating expenses (annualized) for the Seasons Managed Allocation Portfolios are as follows: 0.10%, 0.72% and 0.82% for the Allocation Growth Portfolio; 0.10%, 0.72% and 0.82% for the Allocation Moderate Growth Portfolio; 0.10%, 0.67% and 0.77% for the Allocation Moderate Portfolio; and 0.10%, 0.70% and 0.80% for the Allocation Balanced Portfolio. Total Annual Portfolio Operating Expenses stated above do not include the expenses of the Underlying Portfolios. The total combined net annual operating expenses of the Seasons Managed Allocation Portfolios (which includes the net expenses of the Underlying Portfolios), based on estimated total average weighted combined expenses is 2.18% for the Allocation Growth Portfolio; 2.12% for the Allocation Moderate Growth Portfolio; 2.11% for the Allocation Moderate Portfolio; and 2.06% for the Allocation Balanced Portfolio. The net expense ratios of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios invest in range from 0.92% to 1.55% (after voluntary fee waivers and expense reimbursements).

Seasons Series Trust

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
Multi-Managed Growth Portfolio*
  Class 3 Shares...........................................   $131    $  409    $  708     $1,556
Multi-Managed Moderate Growth Portfolio*
  Class 3 Shares...........................................   $122    $  380    $  660     $1,455
Multi-Managed Income/Equity Portfolio*
  Class 3 Shares...........................................   $118    $  368    $  638     $1,409
Multi-Managed Income Portfolio*
  Class 3 Shares...........................................   $116    $  362    $  628     $1,386
Asset Allocation: Diversified Growth Portfolio*
  Class 3 Shares...........................................   $122    $  381    $  660     $1,455
Stock Portfolio*
  Class 3 Shares...........................................   $120    $  375    $  649     $1,432
Large Cap Growth Portfolio*
  Class 3 Shares...........................................   $126    $  393    $  681     $1,500
Large Cap Composite Portfolio*
  Class 3 Shares...........................................   $154    $  477    $  824     $1,802
Large Cap Value Portfolio*
  Class 3 Shares...........................................   $122    $  381    $  660     $1,455
Mid Cap Growth Portfolio*
  Class 3 Shares...........................................   $131    $  409    $  708     $1,556
Mid Cap Value Portfolio*
  Class 3 Shares...........................................   $127    $  397    $  686     $1,511
Small Cap Portfolio*
  Class 3 Shares...........................................   $134    $  418    $  723     $1,590
International Equity Portfolio*
  Class 3 Shares...........................................   $158    $  490    $  845     $1,845
Diversified Fixed Income Portfolio*
  Class 3 Shares...........................................   $111    $  347    $  601     $1,329
Strategic Fixed Income Portfolio*
  Class 3 Shares...........................................   $299    $  915    $1,557     $3,280
Cash Management Portfolio*
  Class 3 Shares...........................................   $ 99    $  309    $  536     $1,190
Focus Growth Portfolio*
  Class 3 Shares...........................................   $148    $  462    $  797     $1,746
Focus TechNet Portfolio*
  Class 3 Shares...........................................   $197    $  609    $1,047     $2,264
Focus Growth and Income Portfolio*
  Class 3 Shares...........................................   $156    $  486    $  839     $1,835
Focus Value Portfolio*
  Class 3 Shares...........................................   $157    $  483    $  834     $1,824

                                                            Seasons Series Trust

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
Allocation Growth Portfolio*(1)(2)
  Class 3 Shares...........................................   $606    $1,797    $2,963     $5,768
Allocation Moderate Growth Portfolio*(1)(2)
  Class 3 Shares...........................................   $719    $2,108    $3,434     $6,496
Allocation Moderate Portfolio*(1)(2)
  Class 3 Shares...........................................   $691    $2,032    $3,321     $6,327
Allocation Balanced Portfolio*(1)(2)
  Class 3 Shares...........................................   $700    $2,056    $3,357     $6,380

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the investment adviser, Sun America. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

(1) The Example includes the estimated indirect expenses of the Underlying Portfolios that the Seasons Managed Allocation Portfolios invest in.

(2) The costs to an investor assuming the total annual portfolio operating expenses, as of June 30, 2005, reflected in footnote 4 on page 34 are noted below.

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
Allocation Growth Portfolio
  Class 3 Shares...........................................   $221     $682     $1,169     $2,513
Allocation Moderate Growth Portfolio
  Class 3 Shares...........................................   $215     $664     $1,139     $2,452
Allocation Moderate Portfolio
  Class 3 Shares...........................................   $214     $661     $1,134     $2,441
Allocation Balanced Portfolio
  Class 3 Shares...........................................   $209     $646     $1,108     $2,390

The following are your costs after these fee waivers and/or expense reimbursements:

                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
Multi-Managed Growth Portfolio
  Class 3 Shares....................................   $131     $409      $708      $1,556
Multi-Managed Moderate Growth Portfolio
  Class 3 Shares....................................   $122     $381      $660      $1,455
Multi-Managed Income/Equity Portfolio
  Class 3 Shares....................................   $118     $368      $638      $1,409
Multi-Managed Income Portfolio
  Class 3 Shares....................................   $116     $362      $628      $1,386
Asset Allocation: Diversified Growth Portfolio(1)
  Class 3 Shares....................................   $122     $381      $660      $1,455
Stock Portfolio
  Class 3 Shares....................................   $120     $375      $649      $1,432
Large Cap Growth Portfolio
  Class 3 Shares....................................   $129     $403      $697      $1,534
Large Cap Composite Portfolio
  Class 3 Shares....................................   $137     $428      $739      $1,624
Large Cap Value Portfolio(1)
  Class 3 Shares....................................   $122     $381      $660      $1,455
Mid Cap Growth Portfolio
  Class 3 Shares....................................   $139     $434      $750      $1,646
Mid Cap Value Portfolio
  Class 3 Shares....................................   $128     $400      $692      $1,523
Small Cap Portfolio
  Class 3 Shares....................................   $143     $443      $766      $1,680

Seasons Series Trust

                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
International Equity Portfolio(1)
  Class 3 Shares....................................   $158     $490      $845      $1,845
Diversified Fixed Income Portfolio
  Class 3 Shares....................................   $111     $347      $601      $1,329
Strategic Fixed Income Portfolio
  Class 3 Shares....................................   $158     $490      $845      $1,845
Cash Management Portfolio
  Class 3 Shares....................................   $ 99     $309      $536      $1,190
Focus Growth Portfolio
  Class 3 Shares....................................   $158     $490      $845      $1,845
Focus TechNet Portfolio
  Class 3 Shares....................................   $178     $551      $949      $2,062
Focus Growth and Income Portfolio
  Class 3 Shares....................................   $158     $490      $845      $1,845
Focus Value Portfolio
  Class 3 Shares....................................   $158     $490      $845      $1,845
Allocation Growth Portfolio
  Class 3 Shares....................................   $ 36     $113      $197      $  443
Allocation Moderate Growth Portfolio
  Class 3 Shares....................................   $ 36     $113      $197      $  443
Allocation Moderate Portfolio
  Class 3 Shares....................................   $ 36     $113      $197      $  443
Allocation Balanced Portfolio
  Class 3 Shares....................................   $ 36     $113      $197      $  443

(1) The amount of the voluntary fee waiver/or expense reimbursement by the Adviser was less than 0.01%.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's and Managed Component's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. You should consider your ability to assume the risks involved before investing in a Portfolio or Managed Component through the various Variable Contracts.

The Variable Contracts offer four variable investment "Strategies." You should be aware that if you select a Strategy you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

ADDITIONAL INFORMATION ABOUT THE SEASONS PORTFOLIOS

Four of the Seasons Portfolios are Multi-Managed Seasons Portfolios, which means that they pursue their investment goals by allocating their assets among three or four Managed Components, as previously indicated in the chart on page 4. If you invest in one of the Multi-Managed Seasons Portfolios, it is important for you to understand how the information in the charts provided below applies specifically to your investment. To summarize the allocation strategy, because the MULTI-MANAGED GROWTH and MULTI-MANAGED MODERATE GROWTH PORTFOLIOS seek long-term growth of capital, each therefore allocates a relatively larger percentage of its assets to the AGGRESSIVE GROWTH/SUNAMERICA and GROWTH/JANUS components than do the other two Multi-Managed Seasons Portfolios. In contrast, the MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS focus on preservation of principal or capital and therefore allocate a relatively larger percentage of their assets to the BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT components. The MULTI-MANAGED INCOME/EQUITY and the MULTI-MANAGED INCOME PORTFOLIOS do not allocate any percentage of their assets to the AGGRESSIVE GROWTH/SUNAMERICA component.

You should carefully review the investment objectives and policies of each Multi-Managed Seasons Portfolios to understand how each Managed Component applies to an investment in any of the Multi-Managed Season Portfolios. For example, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO, you should be aware that this Portfolio distributes its assets among the GROWTH/JANUS component, the BALANCED/SUNAMERICA component and the FIXED INCOME/WELLINGTON MANAGEMENT component in a ratio of 8%/17%/75%. Also, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO you should be aware that this Portfolio invests three quarters of its assets in the FIXED INCOME/WELLINGTON MANAGEMENT component. So, when reviewing the charts provided below, please keep in mind how the investment strategies and risks of each of the Managed Components applies to your investment.

Seasons Series Trust

                               Managed Components

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                                         FIXED INCOME
                             AGGRESSIVE GROWTH             GROWTH                  BALANCED               COMPONENT/
                                COMPONENT/               COMPONENT/               COMPONENT/              WELLINGTON
                                SUNAMERICA                  JANUS                 SUNAMERICA              MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
 What are the              - Equity securities,     - Equity securities      - Equity securities:    - U.S. and foreign
 Portfolio's/ Managed        including those of       selected for their       -large-cap stocks       fixed income
 Component's principal       lesser known or high     growth potential:        -mid-cap stocks         securities of
 investments?                growth companies or      -large-cap stocks      - Investment grade        varying maturities
                             industries, such as      -mid-cap stocks          fixed income            and risk/return
                             technology,              -small-cap stocks        securities              characteristics (at
                             telecommunications,                             - 70%/30% neutral         least 80%
                             media, healthcare,                                equity/debt             investment grade
                             energy and consumer                               weighting for           securities and at
                             cyclicals:                                        Multi-Managed           least 80% U.S.
                             -small-cap stocks                                 Growth and Moderate     dollar denominated
                                                                               Growth Portfolios       securities)
                                                                               (actual weighting     - U.S. government
                                                                               may differ)             securities
                                                                             - 50%/50% neutral       - Asset-backed and
                                                                               equity/debt             mortgage-backed
                                                                               weighting for           securities
                                                                               Multi-Managed         - When-issued and
                                                                               Income/Equity and       delayed-delivery
                                                                               Income Portfolios       securities
                                                                               (actual weighting
                                                                               may differ)
--------------------------------------------------------------------------------------------------------------------------
 What other types of       - Mid-cap stocks         - Junk bonds (up to      - Small-cap stocks      - Junk bonds (up to
 investments may the       - Large-cap stocks         35%)                     (up to 20%)             20%)
 Portfolio/Managed         - Short-term             - Short-term             - Short-term            - Short-term
 Component significantly     investments (up to       investments              investments (up to      investments (up to
 invest in?                  25%)                     (up to 25%)              25%)                    20%)
                           - Options                                         - Foreign securities    - Foreign securities
                                                                               (up to 25%)             (up to 20%
                                                                             - ADRs/EDRs/GDRs          denominated in
                                                                             - Emerging markets        foreign currencies;
                                                                             - PFICs                   up to 100%
                                                                             - Junk bonds (up to       denominated in U.S.
                                                                               15%)                    dollars)
--------------------------------------------------------------------------------------------------------------------------
 What other types of       - Investment grade       - Investment grade       - U.S. government       - Currency
 investments may the         fixed income             fixed income             securities              transactions
 Portfolio/Managed           securities               securities             - Asset-backed and      - Currency baskets
 Component use as part     - U.S. government        - U.S. government          mortgage-backed       - PFICs
 of efficient portfolio      securities               securities               securities            - Options and futures
 management or to          - Asset-backed and       - Asset-backed and       - Options and futures   - Special situations
 enhance return?             mortgage-backed          mortgage-backed        - Special situations    - Securities lending
                             securities               securities             - Currency              - Forward foreign
                           - Foreign securities     - Foreign securities       transactions            currency exchange
                           - ADRs/EDRs/GDRs         - ADRs/EDRs/GDRs         - Currency baskets        contracts
                           - Passive Foreign        - Currency               - Securities lending    - U.S. Treasury
                             Investment Companies     transactions                                     inflation
                             (PFICs)                - Currency baskets                                 protection
                           - Options and futures    - Emerging markets                                 securities
                           - Special situations     - Options and futures                            - Roll transactions
                           - Securities lending     - Special situations                             - Total return swaps
                                                                                                       (up to 10%)
                                                                                                     - Short sales
--------------------------------------------------------------------------------------------------------------------------
 What risks normally       - Active trading         - Active trading         - Credit quality        - Active trading
 affect the                - Derivatives            - Credit quality         - Derivatives           - Credit quality
 Portfolio/Managed         - Emerging markets       - Derivatives            - Emerging markets      - Currency volatility
 Component?                - Foreign exposure       - Emerging markets       - Foreign exposure      - Derivatives
                           - Growth stocks          - Foreign exposure       - Hedging               - Emerging markets
                           - Hedging                - Growth stocks          - Interest rate         - Foreign exposure
                           - Market volatility      - Hedging                  fluctuations          - Hedging
                           - Non-diversified        - Junk bonds             - Market volatility     - Interest rate
                             status                 - Market volatility      - Non-diversified         fluctuations
                           - Prepayment             - Non-diversified          status                - Junk bonds
                           - Securities selection     status                 - Prepayment            - Market volatility
                           - Small and medium       - Prepayment             - Securities            - Non-diversified
                             sized companies        - Securities selection     selection               status
                                                    - Small and medium       - Small and medium      - Prepayment
                                                      sized companies          sized companies       - Securities
                                                                                                       selection
--------------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                               SEASONS PORTFOLIOS

--------------------------------------------------------------------------------------------------------------------
                                          ASSET ALLOCATION:
                                     DIVERSIFIED GROWTH PORTFOLIO                      STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's/     - Strategic allocation of approximately     - Common stocks (at least 80% of net
 Managed Component's             80% (with a range of 65-95%) of total       assets)
 principal investments?          assets to equity securities:
                                 -large-cap stocks
                                 -mid-cap stocks
                                 -small-cap stocks
                               - Strategic allocation of approximately
                                 20% (with a range of 5-35%) of assets
                                 to fixed income securities
                               - Foreign securities (up to 60%)
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Junk bonds (up to 20%)                    - Short-term investments (up to 20%)
 investments may the           - Short-term investments (up to 20%)        - Foreign securities (up to 30%)
 Portfolio/Managed Component                                               - ADRs/EDRs/GDRs
 significantly invest in?
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed income             - Mid-cap stocks
 investments may the             securities                                - Investment grade fixed income
 Portfolio/Managed Component   - U.S. government securities                  securities
 use as part of efficient      - Asset-backed and mortgage-backed          - U.S. government securities
 portfolio management or to      securities                                - Asset-backed and mortgage-backed
 enhance return?               - Currency transactions                       securities
                               - Currency baskets                          - Currency transactions
                               - Emerging markets                          - Currency baskets
                               - PFICs                                     - Emerging markets
                               - Options and futures                       - PFICs
                               - Special situations                        - REITs
                               - Securities lending                        - Options and futures
                               - Hybrid instruments (up to 10%)            - Special situations
                                                                           - Convertible securities and warrants
                                                                           - Exchange Traded Funds (ETFs)
                                                                           - Hybrid instruments (up to 10%)
                                                                           - Securities lending
--------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading                            - Active trading
 the Portfolio/Managed         - Credit quality                            - Derivatives
 Component?                    - Derivatives                               - Emerging markets
                               - Emerging markets                          - Foreign exposure
                               - Foreign exposure                          - Growth stocks
                               - Growth stocks                             - Hedging
                               - Hedging                                   - Market volatility
                               - Interest rate fluctuations                - Securities selection
                               - Junk bonds                                - Small and medium sized companies
                               - Market volatility
                               - Prepayment
                               - Securities selection
                               - Small and medium sized companies
--------------------------------------------------------------------------------------------------------------------

Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                        MID CAP                       MID CAP                       SMALL CAP
                                    GROWTH PORTFOLIO              VALUE PORTFOLIO                   PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of small
 principal investments?          medium- sized companies       medium- sized companies       companies (at least 80% of
                                 (at least 80% of net          (at least 80% of net          net assets)
                                 assets) selected through      assets) selected through
                                 a growth strategy             a value strategy
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Large-cap stocks            - Large-cap stocks            - Active trading
 investments may the           - Small-cap stocks            - Small-cap stocks            - Junk bonds (up to 20%)
 Portfolio significantly       - Short-term investments      - Junk bonds (up to 20%)      - Short-term investments (up
 invest in?                      (up to 20%)                 - Short-term investments        to 20%)
                               - Foreign securities (up to     (up to 20%)                 - Foreign securities (up to
                                 30%)                        - Foreign securities (up to     30%)
                               - ADRs/EDRs/GDRs                30%)                        - ADRs/EDRs/GDRs
                               - PFICs                       - ADRs/EDRs/GDRs              - PFICs
                                                             - Special situations          - Options and futures
                                                             - PFICs
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed      - Investment grade fixed      - Large-cap stocks
 investments may the             income securities             income securities           - Mid-cap stocks
 Portfolio use as part of      - U.S. government             - U.S. government             - Investment grade fixed
 efficient portfolio             securities                    securities                    income securities
 management or to enhance      - Asset-backed and            - Asset-backed and            - U.S. government securities
 return?                         mortgage- backed              mortgage- backed            - Asset-backed and mortgage-
                                 securities                    securities                    backed securities
                               - REITs                       - REITs                       - REITs
                               - Currency transactions       - Currency transactions       - Emerging markets
                               - Currency baskets            - Currency baskets            - Hybrid instruments (up to
                               - Emerging markets            - Custodial receipts and        10%)
                               - Options and futures           trust certificates          - Interest rate swaps,
                               - Hybrid instruments (up to   - Emerging markets              mortgage swaps, caps,
                                 10%)                        - Options and futures           floors and collars
                               - Interest rate swaps,        - Options on foreign          - Special situations
                                 mortgage swaps, caps,         currencies                  - Securities lending
                                 floors and collars          - Options on securities and   - ETFs
                               - Convertible securities        securities indices
                                 and warrants                - Hybrid instruments (up to
                               - ETFs                          10%):
                               - Securities lending            - SPDRs
                               - Special situations            - iShares
                                                             - Interest rate caps,
                                                               floors and collars
                                                             - Securities lending
                                                             - ETFs
-----------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading              - Active trading              - Active trading
 the Portfolio?                - Derivatives                 - Credit quality              - Credit quality
                               - Emerging markets            - Derivatives                 - Derivatives
                               - Foreign exposure            - Emerging markets            - Emerging markets
                               - Growth stocks               - Foreign exposure            - Foreign exposure
                               - Hedging                     - Hedging                     - Growth stocks
                               - Indexing                    - Indexing                    - Hedging
                               - Market volatility           - Interest rate               - Junk bonds
                               - Non-diversified status        fluctuations                - Indexing
                               - Securities selection        - Junk bonds                  - Interest rate fluctuations
                               - Small and medium sized      - Market volatility           - Market volatility
                                 companies                   - Non-diversified status      - Non-diversified status
                               - Technology sector           - Prepayment                  - Prepayment
                                                             - Securities selection        - Securities selection
                                                             - Small and medium sized      - Small and medium sized
                                                               companies                     companies
                                                             - Value investing
-----------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                          INTERNATIONAL EQUITY       DIVERSIFIED FIXED         STRATEGIC FIXED          CASH MANAGEMENT
                                PORTFOLIO            INCOME PORTFOLIO         INCOME PORTFOLIO             PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
 What are the             - Equity securities      - Fixed income           - High yield (junk       - A diversified
 Portfolio's principal      (at least 80% of net     securities (at least     bonds) (up to 75%)       selection of money
 investments?               assets) of issuers       80% of net assets)     - Foreign securities:      market instruments
                            in at least three        including U.S. and      - emerging market
                            countries other than     foreign government        governmental
                            the U.S.                 securities ("Net          securities
                                                     assets" will take       - emerging market
                                                     into account any          corporate debt
                                                     borrowings for            instruments
                                                     investment purposes)    - eurobonds
                                                   - Mortgage-backed         - brady bonds
                                                     securities             - Mortgage-backed
                                                   - Investment grade         securities
                                                     fixed income           - Investment grade
                                                     securities               fixed income
                                                   - Foreign securities       securities
                                                     (up to 30%)
                                                   - Junk bonds (up to
                                                     20%)
----------------------------------------------------------------------------------------------------------------------------
 What other types of      - Large-cap stocks       - Asset-backed and       - Asset-backed           - Investment grade
 investments may the      - Mid-cap stocks           mortgage-backed          securities               fixed income
 Portfolio                - Small-cap stocks         securities             - Currency                 securities
 significantly invest     - Junk bonds (up to      - ADRs/EDRs/GDRs           transactions           - U.S. government
 in?                        20%)                   - PFICs                  - Short-term               securities
                          - Short-term             - Short-term               investments
                            investments (up to       investments (up to     - Commercial mortgage-
                            20%)                     20%)                     backed securities
                          - ADRs/EDRs/GDRs         - ETFs                     (CMBs)
                          - PFICs                                           - Home equity loan
                          - Foreign securities                                asset- backed
                          - Emerging markets                                  securities (HELs)
                                                                            - Manufactured housing
                                                                              asset-backed
                                                                              securities (MHs)
                                                                            - Mortgage
                                                                              pass-through
                                                                              securities,
                                                                              including ARMs
                                                                            - Collateralized
                                                                              mortgage obligations
                                                                              (CMOs)
                                                                            - Convertible
                                                                              securities
                                                                            - Preferred stocks
                                                                            - Zero coupon bonds
                                                                            - Extendable
                                                                              Commercial Notes
                                                                              (ECNs)
                                                                            - PIK bonds
                                                                            - Deferred payment
                                                                              securities
----------------------------------------------------------------------------------------------------------------------------
 What other types of      - Investment grade       - Currency               - Currency baskets       - Asset-backed and
 investments may the        fixed income             transactions           - Emerging markets         mortgage-backed
 Portfolio use as part      securities             - Currency baskets       - Options and futures      securities
 of efficient portfolio   - U.S. government        - Emerging markets       - Hybrid instruments
 management or to           securities             - Options and futures      (up to 10%)
 enhance return?          - Asset-backed and       - Hybrid instruments     - Interest rate swaps,
                            mortgage-backed          (up to 10%)              mortgage rate swaps,
                            securities             - Interest rate swaps,     caps, floors and
                          - REITs                    mortgage swaps,          collars
                          - Currency                 caps, floors and       - Special situations
                            transactions             collars                - Securities lending
                          - Currency baskets       - Special situations     - Short sales
                          - Custodial receipts     - Securities lending     - Roll transactions
                            and trust                                       - Loss participation
                            certificate                                       and assignments
                          - Options and futures                             - Forward foreign
                          - Options of foreign                                currency exchange
                            currencies                                        contracts
                          - Options on                                      - Forward commitments
                            securities and                                  - Borrowing for
                            securities indices                                temporary or
                          - Hybrid instruments                                emergency purposes
                            (up to 10%):                                      (up to 33 1/3%)
                           - SPDRs
                           - iShares
                          - Interest rate caps,
                            floors and collars
                          - Special situations
                          - Securities lending
                          - ETFs
                          - Unseasoned companies
----------------------------------------------------------------------------------------------------------------------------

Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                          INTERNATIONAL EQUITY       DIVERSIFIED FIXED         STRATEGIC FIXED          CASH MANAGEMENT
                                PORTFOLIO            INCOME PORTFOLIO         INCOME PORTFOLIO             PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
 What risks normally      - Active trading         - Active trading         - Active trading         - Credit quality
 affect the Portfolio?    - Credit quality         - Credit quality         - Credit quality         - Interest rate
                          - Derivatives            - Derivatives            - Currency volatility      fluctuations
                          - Emerging markets       - Emerging markets       - Derivatives            - Market volatility
                          - Foreign exposure       - Foreign exposure       - Emerging markets       - Securities selection
                          - Hedging                - Hedging                - Foreign exposure
                          - Indexing               - Indexing               - Hedging
                          - Interest rate          - Interest rate          - Interest rate
                            fluctuations             fluctuations             fluctuations
                          - Junk bonds             - Junk bonds             - Junk bonds
                          - Market volatility      - Market volatility      - Market volatility
                          - Non-diversified        - Prepayment             - Prepayment
                            status                 - Securities selection   - Securities selection
                          - Prepayment                                      - Short sales risk
                          - Securities selection
----------------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                           SEASONS FOCUSED PORTFOLIOS

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             FOCUS GROWTH             FOCUS TECHNET          FOCUS GROWTH AND            FOCUS VALUE
                               PORTFOLIO                PORTFOLIO            INCOME PORTFOLIO             PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
 What are the            - Equity securities of   - Equity securities      - Equity securities of   - Equity securities:
 Portfolio's principal     companies of any         (at least 80% of net     large cap companies:     - large-cap stocks
 investments?              market                   assets will be           - common stocks          - mid-cap stocks
                           capitalization           invested in              - preferred stocks       - small-cap stocks
                           - common stocks          technology               - convertible
                           - preferred stocks       companies)                 securities
                           - convertible            - large-cap stocks       - warrants
                             securities             - mid-cap stocks         - rights
                           - warrants               - small-cap stocks
                           - rights                 - convertible
                                                      securities
                                                    - warrants
                                                    - rights
                                                  - Preferred stocks
--------------------------------------------------------------------------------------------------------------------------
 What other types of     - Preferred stocks       - Foreign securities     - Mid-cap stocks         - Foreign securities
 investments may the     - Junk bonds (up to      - Junk bonds (up to      - Small-cap stocks       - Junk bonds (up to
 Portfolio                 20%)                     20%)                   - Foreign securities       20%)
 significantly invest    - Foreign securities                              - Junk bonds (up to      - Forward foreign
 in?                                                                         20%)                     currency exchange
                                                                                                      contracts
                                                                                                    - ETFs
                                                                                                    - REITs
                                                                                                    - ADRs/EDRs/GDRs
                                                                                                    - PFICs
                                                                                                    - Investment companies
                                                                                                    - Convertible
                                                                                                      securities
                                                                                                    - Warrants
                                                                                                    - Rights
                                                                                                    - Preferred securities
--------------------------------------------------------------------------------------------------------------------------
 What other types of     - Short-term             - Short-term             - Short-term             - Short-term
 investments may the       investments (up to       investments (up to       investments (up to       investments (up to
 Portfolio use as part     20%)                     20%)                     25%)                     25%)
 of efficient            - Defensive              - Defensive              - Defensive              - Defensive
 portfolio management      instruments              instruments              instruments              instruments
 or to enhance return?   - Options and futures    - Options and futures    - Options and futures    - Options and futures
                         - Special situations     - Special situations     - Special situations     - Special situations
                         - Currency               - Currency               - Currency               - Securities lending
                           transactions             transactions             transactions           - Currency
                         - ETFs                   - Fixed-income           - Fixed-income             transactions
                         - Fixed-income             securities               securities             - Hybrid instruments
                           securities             - Securities lending     - Securities lending       (up to 10%)
                         - Hybrid instruments     - Hybrid instruments     - Hybrid instruments     - Fixed income
                           (up to 10%)              (up to 10%)              (up to 10%)              securities
                         - REITs                                           - Forward foreign
                         - Securities lending                                currency exchange
                         - Forward foreign                                   contracts
                           currency exchange                               - ETFs
                           contracts                                       - REITs
--------------------------------------------------------------------------------------------------------------------------
 What risks normally     - Active trading         - Active trading         - Active trading         - Active trading
 affect the Portfolio?   - Credit quality         - Credit quality         - Credit quality         - Derivatives
                         - Derivatives            - Derivatives            - Derivatives            - Foreign exposure
                         - Foreign exposure       - Emerging markets       - Foreign exposure       - Growth stocks
                         - Growth stocks          - Foreign exposure       - Growth stocks          - Hedging
                         - Hedging                - Growth stocks          - Hedging                - Junk bonds
                         - Interest rate          - Hedging                - Interest rate          - Market volatility
                           fluctuations           - Interest rate            fluctuations           - Non-diversified
                         - Junk bonds               fluctuations           - Junk bonds               status
                         - Market volatility      - Junk bonds             - Market volatility      - Securities selection
                         - Non-diversified        - Market volatility      - Non-diversified        - Small and medium
                           status                 - Non-diversified          status                   sized companies
                         - Securities selection     status                 - Securities selection   - Value investing
                         - Small and medium       - Securities selection   - Small and medium
                           sized companies        - Small and medium         sized companies
                         - Emerging markets         sized companies        - Emerging markets
                                                  - Technology sector
--------------------------------------------------------------------------------------------------------------------------

Seasons Series Trust

                     SEASONS MANAGED ALLOCATION PORTFOLIOS

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                           ALLOCATION GROWTH       ALLOCATION MODERATE      ALLOCATION MODERATE      ALLOCATION BALANCED
                               PORTFOLIO            GROWTH PORTFOLIO             PORTFOLIO                PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
 What are the            The Portfolio is         The Portfolio is         The Portfolio is         The Portfolio is
 Portfolio's principal   structured as a "fund-   structured as a "fund-   structured as a          structured as a "fund-
 investments?            of-funds" which means    of-funds" which means    "fund-of- funds" which   of-funds" which means
                         that it pursues its      that it pursues its      means that it pursues    that it pursues its
                         investment goal by       investment goal by       its investment goal by   investment goal by
                         investing in a           investing in a           investing in a           investing in a
                         combination of the       combination of the       combination of the       combination of the
                         Underlying Portfolios.   Underlying Portfolios.   Underlying Portfolios.   Underlying Portfolios.
                         The Underlying           The Underlying           The Underlying           The Underlying
                         Portfolios principally   Portfolios principally   Portfolios principally   Portfolios principally
                         invest in:               invest in:               invest in:               invest in:
                         - Equity securities      - Equity securities      - Equity securities      - Equity securities
                         - Fixed income           - Fixed income           - Fixed income           - Fixed income
                           securities               securities               securities               securities
                         - Foreign securities     - Foreign securities     - Foreign securities     - Foreign securities
--------------------------------------------------------------------------------------------------------------------------
 What other types of     The Portfolio may only   The Portfolio may only   The Portfolio may only   The Portfolio may only
 investments may the     invest in a              invest in a              invest in a              invest in a
 Portfolio invest in?    combination of the       combination of the       combination of the       combination of the
                         Underlying Portfolios    Underlying Portfolios    Underlying Portfolios    Underlying Portfolios
--------------------------------------------------------------------------------------------------------------------------
 What other types of     See investment           See investment           See investment           See investment
 investments may the     strategies of the        strategies of the        strategies of the        strategies of the
 Portfolio use as part   Underlying Portfolios    Underlying Portfolios    Underlying Portfolios    Underlying Portfolios
 of efficient
 portfolio management
 or to enhance return?
--------------------------------------------------------------------------------------------------------------------------
 What risks normally     - Securities selection   - Securities selection   - Securities selection   - Securities selection
 affect the Portfolio    - Non-diversified        - Non-diversified        - Non-diversified        - Non-diversified
 (directly or by           status                   status                   status                   status
 investing in the        - Market volatility      - Market volatility      - Market volatility      - Market volatility
 Underlying              - Small and medium       - Small and medium       - Small and medium       - Small and medium
 Portfolios)?              sized companies          sized companies          sized companies          sized companies
                         - Interest rate          - Interest rate          - Interest rate          - Interest rate
                           fluctuations             fluctuations             fluctuations             fluctuations
                         - Credit quality         - Credit quality         - Credit quality         - Credit quality
                         - Derivatives            - Derivatives            - Derivatives            - Derivatives
--------------------------------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by the Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost the Portfolio interest expense and other fees. Borrowing may exaggerate changes in the Portfolio's net asset value and the cost may reduce the Portfolio's return.

BRADY BONDS are foreign securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. For further information regarding Brady bonds, please see the supplemental glossary in the Statement of Additional Information, which is incorporated by reference into this prospectus.

A CURRENCY BASKET consists of specified amounts of currencies of certain foreign countries.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to generate income. For example, a Portfolio may enter into foreign forward currency exchange contracts to gain exposure to a country or region.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which certain Portfolios may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain Portfolios may also invest in separately issued interests in custodial receipts and trust certificates.

DEFENSIVE INSTRUMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. With respect to all Portfolios, generally, large-cap stocks will include companies that fall within the range of the Russell 1000(R) Index, mid-cap stocks will include companies that fall within the capitalization range of either the Russell Midcap(R) Index or the S&P Midcap(R) 400 Index, and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index as of the date of this Prospectus.

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         Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EXCHANGE TRADED FUNDS (ETFS) are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risk of owning an ETF reflects the risk of owning the underlying security they are designed to track. Lack of liquidity in an ETF results in it being more volatile.

EXTENDABLE COMMERCIAL NOTES (ECNS) are very similar to commercial paper except that with ECNs, the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. The issuer of an ECN has the option to extend maturity to 390 days. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECNs' credit rating at the time. For further information regarding ECNs, please see the supplemental glossary in the Statement of Additional Information, which is incorporated by reference into this prospectus.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Manager).

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance.

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         Payable-in-kind ("PIK") bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICS), American Depositary Receipts
(ADRS) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS). Certain companies based outside the United States may not be considered foreign securities if their operations are linked primarily to the United States. In general, the Manager may not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be foreign securities. An EMERGING MARKET country is generally one with a low or middle income economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Manager.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date the contract is entered into). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts (SPDRs) and ISHARESSM) and STRUCTURED SECURITIES and other ETFS, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID SECURITIES are generally securities which cannot easily be sold within seven days. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INTEREST RATE SWAPS, MORTGAGE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of interest payments is based, is tied to a reference pool or pools of mortgages.

LOAN PARTICIPATIONS AND ASSIGNMENTS are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, currencies or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security, or other asset or currency, at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may

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sell covered call and put options and purchase put and call options on any securities in which the Portfolios may invest or on any securities index consisting of securities in which it may invest. A Portfolio may also, to the extent consistent with its investment policies, purchase and sell put and call options on foreign currencies.

REITS (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities with the commitment to purchase substantially similar (same type, coupon, maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions, the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that the price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

TOTAL RETURN SWAPS are contracts under which one party agrees to make payments of the total return from the underlying asset during the specified period.

UNSEASONED COMPANIES are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.

U.S. TREASURY INFLATION PROTECTION SECURITIES are issued by the United States Department of Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers. The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed upon price on a specified future date. At the time of delivery of the security, the value may be more or less than the purchase price.

A SPECIAL SITUATION arises when, in the opinion of the Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

ABOUT THE INDICES

     - LEHMAN BROTHERS U.S. AGGREGATE INDEX combines several Lehman Brothers fixed-income indices to give a broad view of the performance of the U.S. fixed income market.

     - MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX is a market capitalization weighted composite of securities in 19 developed markets.

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     - NASDAQ 100(R) INDEX is a market capitalization weighted, unmanaged index of 100 of the largest non-financial domestic common stocks listed on the National Market tier of the NASDAQ Stock Market.

     - RUSSELL 1000(R) GROWTH INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

     - RUSSELL 1000(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.

     - RUSSELL 2000(R) INDEX is an unmanaged index of common stock prices that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.

     - RUSSELL 3000(R) GROWTH INDEX measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Growth or the Russell 2000(R) Growth indexes.

     - RUSSELL 3000(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 3000(R) companies with lower price-to-book ratios and lower forecasted growth values.

     - RUSSELL MIDCAP(R) GROWTH INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

     - RUSSELL MIDCAP(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

     - S&P 500(R) INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is also an unmanaged market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

Certain Portfolios (including the Underlying Portfolios) invest in either the growth or value "subset" of an index. These subsets are created by splitting an index according to "book-to-price" ratio (that is, the difference between an issuer's "book value" and its market capitalization). The value subset of an index contains securities of issuers with lower book-to-price ratios, while a growth subset contains those of issuers with higher book-to-price ratios. The S&P 500(R)/BARRA GROWTH AND VALUE INDEXES are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with lower book-to-price ratios; conversely, the growth index has firms with higher book-to-price ratios. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indexes, the value and growth indexes are capitalization-weighted, meaning that each stock is weighted in proportion to its market value. Investors cannot invest directly in the indexes.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be

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more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each fiscal year in the past five years or since inception.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market may reward growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

INDEXING: The passively managed index portion of each Multi-Managed Seasons Select Portfolio will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the

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level of interest rates. As interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SHORT SALE RISKS: Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and policies. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

VALUE INVESTING: When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

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                                   MANAGEMENT
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INVESTMENT ADVISER AND MANAGER

AIG SUNAMERICA ASSET MANAGEMENT CORP. SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the Subadvisers for the Portfolios, manages the investments for certain Portfolios or portions of Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.

SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $41 billion as of March 31, 2005. SunAmerica is an indirect wholly-owned subsidiary of American International Group, Inc. SunAmerica is engaged in providing investment advice and management services to the Trust, other mutual funds and pension funds. In addition to serving as adviser to the Trust, SunAmerica serves as adviser, manager and/or administrator for AIG Series Trust, Anchor Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Focused Alpha Growth Fund, Inc., SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

In addition to serving as the investment adviser and manager to the Trust and each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages the CASH MANAGEMENT PORTFOLIO, the AGGRESSIVE GROWTH/SUNAMERICA and BALANCED/SUNAMERICA components of the Multi-Managed Seasons Portfolios, and portions of the LARGE CAP COMPOSITE, SMALL CAP, DIVERSIFIED FIXED INCOME AND FOCUS TECHNET PORTFOLIOS.

For the fiscal year ended March 31, 2005 each Seasons Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Multi-Managed Growth Portfolio.......................            0.89%
Multi-Managed Moderate Growth Portfolio..............            0.85%
Multi-Managed Income/Equity Portfolio................            0.81%
Multi-Managed Income Portfolio.......................            0.77%
Asset Allocation: Diversified Growth Portfolio.......            0.85%
Stock Portfolio......................................            0.85%

For the fiscal year ended March 31, 2005, each Seasons Select Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Large Cap Growth Portfolio...........................            0.80%
Large Cap Composite Portfolio........................            0.80%
Large Cap Value Portfolio............................            0.80%
Mid Cap Growth Portfolio.............................            0.85%
Mid Cap Value Portfolio..............................            0.85%
Small Cap Portfolio..................................            0.85%
International Equity Portfolio.......................            1.00%
Diversified Fixed Income Portfolio...................            0.70%
Cash Management Portfolio............................            0.55%

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For the fiscal year ended March 31, 2005, each Seasons Focused Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

        PORTFOLIO                                                 FEE
        ---------                                                -----
        Focus Growth Portfolio.................................  1.00%
        Focus TechNet Portfolio................................  1.20%
        Focus Growth and Income Portfolio......................  1.00%
        Focus Value Portfolio..................................  1.00%

The annual rate of the investment advisory fee payable by the following Portfolios to SunAmerica is equal to the following percentage of average SunAmerica daily net assets:

        PORTFOLIO                                                 FEE
        ---------                                                -----
        Allocation Growth Portfolio............................  0.10%
        Allocation Moderate Growth Portfolio...................  0.10%
        Allocation Moderate Portfolio..........................  0.10%
        Allocation Balanced Portfolio..........................  0.10%
        Strategic Fixed Income Portfolio.......................  0.80%   on the first $200 million
                                                                 0.75%   on the next $300 million
                                                                 0.70%   thereafter

SunAmerica compensates the Subadvisers out of the fees that it receives from the Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica ("unaffiliated Subadvisers") approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadviser agreement. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers, except for AIGGIC, is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers fees. These fees do not increase Portfolio expenses.

INFORMATION ABOUT THE SUBADVISERS

AIG GLOBAL INVESTMENT CORP. AIGGIC, a New Jersey corporation, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG") and is a part of AIG Global Investment Group ("AIGGIG"). AIGGIG comprises a group of international companies (including AIGGIC), which provide investment advice and market asset management products and services to clients around the world. As of March 31, 2005, AIGGIG managed approximately $493 billion, of which approximately $421 billion relates to AIG affiliates and $72 billion relates to client assets. These figures do not include assets sub-advised to third-party managers. AIGGIC is located at 70 Pine Street, New York, New York 10270.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. American Century is a Delaware corporation with principal offices at the American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. As of March 31, 2005, American Century had approximately $96.5 billion in assets under management.

Seasons Series Trust

BAMCO, INC. BAMCO is a New York corporation, located at 767 5(th) Avenue, 49(th) Floor, New York, New York 10153. As of March 31, 2005, BAMCO had approximately $11.6 billion in assets under management.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC. BACAP is located at 100 Federal Street, Boston, MA 02110. BACAP is dedicated to providing responsible investment management and superior service and manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of March 31, 2005, BACAP had over $185.4 billion in assets under management.

CREDIT SUISSE ASSET MANAGEMENT, LLC. CSAM is a part of Credit Suisse Asset Management, the institutional and mutual-fund asset-management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group. Under the management of Credit Suisse First Boston, CSAM provides asset management products and services to global corporate, institutional and government clients. As of March 31, 2005, CSAM managed over $335.2 billion in assets under management.

FRANKLIN ADVISERS, INC. Franklin Advisers was incorporated in California and registered with the SEC as an investment adviser in 1985. Franklin Advisers is a wholly owned subsidiary of Franklin Resources, Inc. (known as Franklin Templeton Investments), a publicly traded, global investment management organization. As of March 31, 2005, Franklin Advisers had approximately $412 billion in assets under management. Franklin Advisers is located at One Franklin Parkway, San Mateo, California 94403.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. GSAM is located at 32 Old Slip, New York, New York 10005. GSAM registered as an investment adviser in 1990. GSAM is one of the leading global investment managers, serving a wide range of clients including pension funds, foundations, insurance companies and individual investors. As of March 31, 2005, GSAM, along with other units of the Investment Management Division of Goldman Sachs & Co. ("Goldman Sachs"), had approximately $462.9 billion in assets under management.

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL. GSAM-International, a business unit of Goldman Sachs, is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. As of March 31, 2005, GSAM-International, along with other units of Goldman Sachs, had approximately $462.9 billion in assets under management.

IBBOTSON ASSOCIATES ADVISORS, LLC. Ibbotson is a wholly owned subsidiary of Ibbotson Associates. Ibbotson has principal offices at 225 N. Michigan Avenue, Suite 700, Chicago, Illinois 60601. Ibbotson provides subadvisory services to financial service firms. As of March 31, 2005, Ibbotson had approximately $3.2 billion in assets under management.

JANUS CAPITAL MANAGEMENT LLC. Janus is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, Colorado 80206. Janus serves as investment adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 31, 2005, Janus' parent company, Janus Capital Group Inc., had approximately $132.2 billion in assets under management.

J.P. MORGAN INVESTMENT MANAGEMENT INC. J.P. Morgan is a Delaware corporation and is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc. which is a wholly-owned subsidiary of J.P. Morgan Chase & Co. J.P. Morgan is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan provides investment advisory services to a substantial number of institutional and other investors, including other registered investment advisers. As of March 31, 2005, J.P. Morgan, together with its affiliated companies, had approximately $790 billion in assets under management.

LORD, ABBETT & CO. LLC. Lord Abbett, located at 90 Hudson Street, Jersey City, New Jersey 07302, has been an investment manager for over 70 years. Lord Abbett provides similar services to 50 mutual fund portfolios having various investment objectives and also advises other investment clients. As of March 31, 2005, Lord Abbett had approximately $94 billion in assets under management.

                                                            Seasons Series Trust

MARSICO CAPITAL MANAGEMENT, LLC. Marsico is a Delaware limited liability company located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico provides investment management services to various mutual funds, institutional accounts and private accounts. As of March 31, 2005, Marsico had approximately $45.9 billion in assets under management.

PUTNAM INVESTMENT MANAGEMENT, L.L.C. Putnam is a Delaware limited liability company with principal offices at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2005, Putnam had approximately $199.3 billion in assets under management.

RCM CAPITAL MANAGEMENT LLC. RCM is located at Four Embarcadero Center, San Francisco, California 94111, and is an indirect wholly-owned subsidiary of Allianz AG, an international financial services organization. As of March 31, 2005, RCM Capital had approximately $21 billion in assets under management in San Francisco.

SALOMON BROTHERS ASSET MANAGEMENT INC. Salomon Brothers, located at 399 Park Avenue, New York, New York 10022, is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"). Salomon Brothers was established in 1987 and, together with its affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and securities trading -- and use diverse channels to make them available to consumer and corporate customers around the world. As of March 31, 2005, Salomon Brothers had approximately $82.5 billion in assets under management.

T. ROWE PRICE ASSOCIATES, INC. T. Rowe Price is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2005, T. Rowe Price had approximately $235.9 billion in assets under management.

THIRD AVENUE MANAGEMENT LLC. Third Avenue is located at 622 Third Avenue, New York, New York 10017. Third Avenue or its predecessor has been an investment adviser and manager for mutual funds since its organization in 1986. Third Avenue also serves as investment adviser for separately managed accounts for private and institutional clients. As of March 31, 2005, Third Avenue had approximately $8.16 billion in assets under management.

THORNBURG INVESTMENT MANAGEMENT, INC. Thornburg is a Delaware corporation with principal offices at 119 East Marcy Street, Santa Fe, New Mexico 87501, and has been in the investment management business since 1982. As of March 31, 2005, Thornburg had approximately $13.4 billion in assets under management.

WELLINGTON MANAGEMENT COMPANY, LLP. Wellington Management is a Massachusetts limited liability partnership. The principal offices of Wellington Management are located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of March 31, 2005, Wellington had approximately $470 billion in assets under management.

Seasons Series Trust

PORTFOLIO MANAGEMENT

The management of each Portfolio and Managed Component is summarized in the following tables.

                               SEASONS PORTFOLIOS

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio                 - Janus
                                                  (through Growth/Janus component)
                                                - SunAmerica
                                                  (through Aggressive Growth/SunAmerica
                                                  component and Balanced/SunAmerica
                                                  component)
                                                - Wellington Management
                                                  (through Fixed Income/Wellington
                                                  Management component)
--------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio        - Janus
                                                  (through Growth/Janus component)
                                                - SunAmerica
                                                  (through Aggressive Growth/SunAmerica
                                                  component and Balanced/SunAmerica
                                                  component)
                                                - Wellington Management
                                                  (through Fixed Income/Wellington
                                                  Management component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio          - Janus
                                                  (through Growth/Janus component)
                                                - SunAmerica
                                                  (through Balanced/SunAmerica component)
                                                - Wellington Management
                                                  (through Fixed Income/Wellington
                                                  Management component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio                 - Janus
                                                  (through Growth/Janus component)
                                                - SunAmerica
                                                  (through Balanced/SunAmerica component)
                                                - Wellington Management
                                                  (through Fixed Income/Wellington
                                                  Management component)
--------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth           - Putnam
 Portfolio
--------------------------------------------------------------------------------------------
 Stock Portfolio                                - T. Rowe Price
--------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

                           SEASONS SELECT PORTFOLIOS

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio                     - AIGGIC
                                                - GSAM
                                                - Janus
--------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio                  - AIGGIC
                                                - SunAmerica
                                                - T. Rowe Price
--------------------------------------------------------------------------------------------
 Large Cap Value Portfolio                      - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio                       - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        - AIGGIC
                                                - GSAM
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Small Cap Portfolio                            - AIGGIC
                                                - Salomon
                                                - SunAmerica
--------------------------------------------------------------------------------------------
 International Equity Portfolio                 - AIGGIC
                                                - GSAM-International
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio             - AIGGIC
                                                - SunAmerica
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Strategic Fixed Income Portfolio               - AIGGIC
                                                - Franklin
                                                - Salomon
--------------------------------------------------------------------------------------------
 Cash Management Portfolio                      - BACAP
--------------------------------------------------------------------------------------------

Seasons Series Trust

                           SEASONS FOCUSED PORTFOLIOS

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Focus Growth Portfolio                         - CSAM
                                                - Janus
                                                - Marsico
--------------------------------------------------------------------------------------------
 Focus TechNet Portfolio                        - RCM
                                                - SunAmerica
                                                - BAMCO
--------------------------------------------------------------------------------------------
 Focus Growth and Income Portfolio              - SunAmerica
                                                - Marsico
                                                - Thornburg
--------------------------------------------------------------------------------------------
 Focus Value Portfolio                          - American Century
                                                - Third Avenue
                                                - J.P. Morgan
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
SEASONS MANAGED ALLOCATION PORTFOLIOS
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Allocation Growth Portfolio                    - Ibbotson
--------------------------------------------------------------------------------------------
 Allocation Moderate Growth Portfolio           - Ibbotson
--------------------------------------------------------------------------------------------
 Allocation Moderate Portfolio                  - Ibbotson
--------------------------------------------------------------------------------------------
 Allocation Balanced Portfolio                  - Ibbotson
--------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

The investment manager(s) and/or management team(s) that have joint and primary responsibility for the day-to-day management of the Portfolios are set forth below in the following table. Unless otherwise noted, a management team's members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Aggressive Growth/       SunAmerica      - Brian P. Clifford           Mr. Clifford joined
 SunAmerica component                       Vice President and          SunAmerica in March 1998 as
 (Multi-Managed                             Portfolio Manager           a portfolio manager and was
 Seasons Portfolios)                                                    named Vice President in
                                                                        October 1999. From 1995
                                                                        until he joined SunAmerica,
                                                                        Mr. Clifford was a
                                                                        portfolio manager with
                                                                        Morgan Stanley Dean Witter.
---------------------------------------------------------------------------------------------------
 Balanced/ SunAmerica     SunAmerica      - Francis D. Gannon           Mr. Gannon has been a
 component (Multi-                          Senior Vice President and   portfolio manager with the
 Managed Seasons                            Portfolio Manager           firm since 1996. He joined
 Portfolios)                                (Domestic Equity            SunAmerica as an equity
                                            Investment Team)            analyst in 1993.
                                          - Greg A. Braun               Mr. Braun joined AIG Global
                                            Managing Director           Investment Group (AIGGIG)
                                                                        with the acquisition of
                                                                        American General Investment
                                                                        Management (AGIM) in 2001.
                                                                        Mr. Braun is responsible
                                                                        for the co-management of
                                                                        high yield mutual funds and
                                                                        CBOs. He was previously
                                                                        group head for cyclical
                                                                        industry research and
                                                                        responsible for research in
                                                                        industrial credits such as
                                                                        home construction,
                                                                        packaging, and paper. Prior
                                                                        to joining AGIM in 1996, he
                                                                        worked at Principal Mutual
                                                                        Life Insurance Company in
                                                                        its private placements
                                                                        department with three years
                                                                        in Principal Mutual's
                                                                        workout group and three
                                                                        years in its industrial
                                                                        group's private placement
                                                                        originations. Prior to
                                                                        Principal Mutual,
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Balanced/ SunAmerica     SunAmerica                                    Mr. Braun worked for three
 component (Multi-                                                      years at Pacific Investment
 Managed Seasons                                                        Management Company. Mr.
 Portfolios) (continued)                                                Braun received a BA in
                                                                        Business Administration
                                                                        from California State
                                                                        University, Fullerton, and
                                                                        an MBA from Indiana
                                                                        University. He is also a
                                                                        CFA charter holder.
                                          - Thomas Reeg                 Mr. Reeg joined AIGGIG in
                                            Managing Director           2002 and is responsible for
                                                                        co-management of CBOs and
                                                                        mutual fund portfolios. He
                                                                        also coordinates research
                                                                        in the gaming and electric
                                                                        sectors. Prior to joining
                                                                        AIGGIG, Mr. Reeg was a
                                                                        senior research analyst
                                                                        covering
                                                                        telecommunications, casino,
                                                                        lodging and leisure sectors
                                                                        at Bank One Capital
                                                                        Markets. Mr. Reeg's
                                                                        previous experience also
                                                                        includes similar research
                                                                        positions with ABN Amro and
                                                                        Bank of America Securities.
                                                                        He received a BBA in
                                                                        Finance from the University
                                                                        of Notre Dame in 1993. Mr.
                                                                        Reeg is a CFA charter
                                                                        holder.
---------------------------------------------------------------------------------------------------
 Growth/Janus component   Janus           - Scott W. Schoelzel          Mr. Schoelzel has been a
 (Multi-Managed                             Executive Vice President    portfolio manager with
 Seasons Portfolios)                        and Portfolio Manager       Janus since joining the
                                                                        firm in 1994. He has
                                                                        managed the Janus Twenty
                                                                        Fund since August 1997 and
                                                                        the Janus Aspen Capital
                                                                        Appreciation Portfolio and
                                                                        the Janus Adviser Capital
                                                                        Appreciation Fund since
                                                                        their inception.
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Fixed Income/            Wellington      - Lucius T. Hill, III         Mr. Hill joined Wellington
 Wellington Management    Management        Senior Vice President and   Management as an investment
 component                                  Portfolio Manager           professional in 1993. Mr.
 (Multi-Managed                                                         Hill has served as the
 Seasons Portfolios)                                                    Portfolio Manager for the
                                                                        Portfolios since 1999.
                                          - Campe Goodman, CFA Vice     Mr. Goodman joined
                                            President and Portfolio     Wellington Management as an
                                            Manager                     investment professional in
                                                                        2000. Mr. Goodman has
                                                                        served as the Portfolio
                                                                        Manager for the Portfolios
                                                                        since 2004. Prior to
                                                                        joining Wellington
                                                                        Management, Mr. Goodman
                                                                        spent four years at the
                                                                        Massachusetts Institute of
                                                                        Technology studying
                                                                        macroeconomics and finance
                                                                        in a doctoral program in
                                                                        economics.
                                          - Richard T. Crawford, II,    Mr. Crawford joined
                                            CFA                         Wellington Management as an
                                            Vice President              investment professional in
                                                                        1994. Mr. Crawford has been
                                                                        involved in portfolio
                                                                        Management and securities
                                                                        analysis for the high yield
                                                                        portion of the Portfolios
                                                                        since 1997.
                                          - Michael F. Garrett          Mr. Garrett joined
                                            Vice President              Wellington Management as an
                                                                        investment professional in
                                                                        1999. Mr. Garrett has been
                                                                        involved in portfolio
                                                                        management and securities
                                                                        analysis for the mortgage
                                                                        portion of the Portfolios
                                                                        since 1999.
                                          - Scott I. St. John           Mr. St. John joined
                                            Vice President              Wellington Management as an
                                                                        investment professional in
                                                                        2003. Mr. St. John has been
                                                                        involved in portfolio
                                                                        management and securities
                                                                        analysis for the high yield
                                                                        portion of the Portfolios
                                                                        since 2003. Prior to
                                                                        joining Wellington
                                                                        Management, Mr. St. John
                                                                        was a Fixed Income Analyst
                                                                        at State Street Research
                                                                        (2001-2003) and Eaton Vance
                                                                        Management (1995-2001).
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Asset Allocation:        Putnam         Global Asset Allocation Team:
 Diversified Growth
 Portfolio
                                          - Jeffrey L. Knight           Mr. Knight is Managing
                                            Team Leader                 Director and Chief
                                                                        Investment Officer of the
                                                                        Global Asset Allocation
                                                                        Team. He joined Putnam in
                                                                        1993 and is a Chartered
                                                                        Financial Analyst with 11
                                                                        years investment
                                                                        experience.
                                          - Robert J. Kea               Mr. Kea is Senior Vice
                                            Team member                 President and Quantitative
                                                                        Analyst in the Global Asset
                                                                        Allocation Team. He joined
                                                                        Putnam in 1989 and is a
                                                                        Chartered Financial Analyst
                                                                        with 15 years of investment
                                                                        experience.
                                          - Robert J. Schoen            Mr. Schoen is Senior Vice
                                            Team member                 President and Quantitative
                                                                        Analyst for the Global
                                                                        Asset Allocation Team. He
                                                                        joined Putnam in 1987 and
                                                                        has 14 years of investment
                                                                        experience.
                                          - Bruce S. MacDonald          Mr. MacDonald is a Senior
                                            Team member                 Vice President and Senior
                                                                        Investment Strategist of
                                                                        The Global Asset Allocation
                                                                        Team. He joined Putnam in
                                                                        1998 and has 11 years of
                                                                        investment experience.
---------------------------------------------------------------------------------------------------
 Stock Portfolio          T. Rowe Price   - Robert W. Smith Investment  Mr. Smith has been managing
                                            Advisory Committee          investments with T. Rowe
                                            Chairman and Vice           Price since joining the
                                            President                   firm in 1992.
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Growth         AIGGIC          - Lan Cai                     Ms. Cai joined AIGGIG in
 Portfolio                                  Vice President and          2000 and serves as
                                            Portfolio Manager           Portfolio Manager for US
                                                                        Equities, with
                                                                        responsibility for managing
                                                                        enhanced index portfolios
                                                                        through merger and
                                                                        acquisition related risk
                                                                        arbitrage. She also sits on
                                                                        the AIG Derivatives
                                                                        Committee, which oversees
                                                                        firm wide derivatives
                                                                        transactions and structured
                                                                        financial products. Prior
                                                                        to joining AIGGIG, Ms. Cai
                                                                        was Director of Financial
                                                                        Product Research and
                                                                        Development at the Chicago
                                                                        Mercantile Exchange
                                                                        beginning in 1996, where
                                                                        she played a key role in
                                                                        developing financial
                                                                        derivatives products and
                                                                        building the electronic
                                                                        trading system, GLOBEX2.
                                                                        Ms. Cai received an MBA
                                                                        from the University of
                                                                        Chicago and is a CFA
                                                                        charter holder.
                                          - James O. Kurtz              Mr. Kurtz joined AIGGIG
                                            Vice President and          with the acquisition of
                                            Portfolio Manager           AGIM in 2001. As a Senior
                                                                        Portfolio Manager, he is
                                                                        responsible for the
                                                                        management and trading of
                                                                        the wide variety of
                                                                        domestic and international
                                                                        equity index funds managed
                                                                        by AIGGIG. In addition, Mr.
                                                                        Kurtz and his team provide
                                                                        equity derivative and
                                                                        passive trading support for
                                                                        AIGGIG's traditional and
                                                                        enhanced equity products.
                                                                        Prior to AIGGIG, Mr. Kurtz
                                                                        worked at Sears Investment
                                                                        Management Co. (SIMCO), the
                                                                        retirement fund management
                                                                        subsidiary of Sears,
                                                                        Roebuck and Co. from 1978
                                                                        to 2000, most recently as
                                                                        Manager of Passive Equity
                                                                        Investments. At SIMCO, he
                                                                        managed the equity trading
                                                                        function and established
                                                                        and
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Growth         AIGGIC                                        managed the firm's indexing
 Portfolio (continued)                                                  and derivative
                                                                        capabilities. Mr. Kurtz
                                                                        earned an AB degree in
                                                                        Mathematics from Dartmouth
                                                                        College and an MBA degree
                                                                        in Management Information
                                                                        Systems and Finance from
                                                                        the University of Chicago.
                                                                        He has served on advisory
                                                                        committees to the New York
                                                                        Stock Exchange and the
                                                                        Chicago Board Options
                                                                        Exchange and has been an
                                                                        officer and director of
                                                                        both the Chicago and
                                                                        National Options and
                                                                        Futures Societies. He is
                                                                        currently a member of the
                                                                        Market Technicians
                                                                        Association and the
                                                                        Professional Risk Manager's
                                                                        International Association.
                                          - John P. Toohey              Mr. Toohey is responsible
                                            Vice President              for overseeing the asset
                                                                        allocation and investments
                                                                        supporting AIG pension
                                                                        plans worldwide. From
                                                                        December 2000 to November
                                                                        2003, he was Vice President
                                                                        of AIGGIC Global Risk
                                                                        Management. In this
                                                                        capacity, he was
                                                                        responsible for
                                                                        quantitative analysis
                                                                        relating to the AIG
                                                                        insurance company
                                                                        investment portfolios. Mr.
                                                                        Toohey joined AIG in 2000.
                                                                        Prior to AIG, he spent 11
                                                                        years at MetLife. He
                                                                        received a B.A. degree in
                                                                        Mathematics (Magna Cum
                                                                        Laude) from Williams
                                                                        College. He is also a
                                                                        Fellow of the Society of
                                                                        Actuaries and holds a
                                                                        Chartered Financial Analyst
                                                                        designation.
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Growth         AIGGIC          - Timothy Campion             Mr. Campion joined AIGGIG
 Portfolio (continued)                      Portfolio Manager           in 1999. He is a Portfolio
                                                                        Manager responsible for
                                                                        enhanced index products.
                                                                        Prior to joining AIGGIG,
                                                                        Mr. Campion spent three
                                                                        years in Boston at Mellon
                                                                        Trust in the Mutual Fund
                                                                        group. His investment
                                                                        industry experience began
                                                                        in 1996. Mr. Campion
                                                                        received a BS degree in
                                                                        History from Middlebury
                                                                        College. He is currently a
                                                                        Level 1 Chartered Financial
                                                                        Analyst candidate.
---------------------------------------------------------------------------------------------------
                          GSAM            - Steven M. Barry             Mr. Barry joined GSAM as a
                                            Managing Director, Chief    portfolio manager in 1999.
                                            Investment Officer and      From 1988 to 1999, he was a
                                            Senior Portfolio Manager    portfolio manager at
                                                                        Alliance Capital
                                                                        Management.
                                          - Herbert E. Ehlers           Mr. Ehlers joined GSAM as a
                                            Managing Director, Chief    senior portfolio manager
                                            Investment Officer and      and Chief Investment
                                            Senior Portfolio Manager    Officer of the Growth team
                                                                        in 1997.
                                          - Gregory H. Ekizian          Mr. Ekizian joined GSAM as
                                            Managing Director, Chief    portfolio manager and Co-
                                            Investment Officer and      Chair of the Growth
                                            Senior Portfolio Manager    Investment Committee in
                                                                        1997.
                                          - David G. Shell              Mr. Shell joined GSAM as a
                                            Managing Director, Chief    portfolio manager in 1997.
                                            Investment Officer and
                                            Senior Portfolio Manager
---------------------------------------------------------------------------------------------------
                          Janus           - Scott W. Schoelzel          See above.
                                            Executive Vice President
                                            and Portfolio Manager
---------------------------------------------------------------------------------------------------
 Large Cap Composite      AIGGIC          - Lan Cai, Vice President     See above.
 Portfolio                                  and Portfolio Manager
                                          - James O. Kurtz,
                                            Vice President and
                                            Portfolio Manager
                                          - John P. Toohey,
                                            Vice President
                                          - Timothy Campion, Portfolio
                                            Manager
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Composite      SunAmerica      - Francis D. Gannon           See above.
 Portfolio (continued)                      Senior Vice President and
                                            Portfolio Manager
                                          - Steven A. Neimeth           Mr. Neimeth joined the firm
                                            Senior Vice President and   as a portfolio manager in
                                            Portfolio Manager           April 2004. From 2002 until
                                                                        he joined SunAmerica, Mr.
                                                                        Neimeth was a portfolio
                                                                        manager of The Neuberger
                                                                        Berman Large-Cap Value
                                                                        Fund. Between 1997 and
                                                                        2002, Mr. Neimeth was a
                                                                        portfolio manager and
                                                                        research analyst at Bear
                                                                        Stearns Asset Management.
---------------------------------------------------------------------------------------------------
                          T. Rowe Price   - Robert W. Smith             See above.
                                            Investment Advisory
                                            Committee Chairman and
                                            Vice President
---------------------------------------------------------------------------------------------------
 Large Cap Value          AIGGIC          - Lan Cai, Vice President     See above.
 Portfolio                                  and Portfolio Manager
                                          - James O. Kurtz,
                                            Vice President and
                                            Portfolio Manager
                                          - John P. Toohey,
                                            Vice President
                                          - Timothy Campion, Portfolio
                                            Manager
---------------------------------------------------------------------------------------------------
                          T. Rowe Price   - Brian C. Rogers, CFA, CIC   Mr. Rogers joined T. Rowe
                                            Chief Investment Officer    Price's Equity Research
                                            Investment Advisory         Division in 1982 and has
                                            Committee Chairman and      been managing investments
                                            Vice President              since 1983.
---------------------------------------------------------------------------------------------------
                          Wellington      - W. Michael Reckmeyer, II,   Mr. Reckmeyer joined
                          Management        CFA                         Wellington Management as an
                                            Vice President and          investment professional in
                                            Portfolio Manager           1994. Mr. Reckmeyer has
                                                                        served as the Portfolio
                                                                        Manager for the Portfolio
                                                                        since July 2005.
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Value          Wellington      - John R. Ryan, CFA           Mr. Ryan joined Wellington
 Portfolio (continued)    Management        Senior Vice President and   Management as an investment
                                            Managing Partner            professional in 1981. Mr.
                                                                        Ryan has been involved in
                                                                        Portfolio management and
                                                                        securities analysis for the
                                                                        Portfolio since 1999.
---------------------------------------------------------------------------------------------------
 Mid Cap Growth           AIGGIC          - Lan Cai, Vice President     See above.
 Portfolio                                  and Portfolio Manager
                                          - James O. Kurtz,
                                            Vice President and
                                            Portfolio Manager
                                          - John P. Toohey,
                                            Vice President
                                          - Timothy Campion, Portfolio
                                            Manager
---------------------------------------------------------------------------------------------------
                          T. Rowe Price   - Donald J. Peters            Mr. Peters has been a
                                            Investment Advisory         portfolio manager and
                                            Committee Chairman and      quantitative investment
                                            Vice President              analyst for T. Rowe Price's
                                                                        Equity Research Division
                                                                        since joining the firm in
                                                                        1993.
---------------------------------------------------------------------------------------------------
                          Wellington      - Stephen Mortimer            Mr. Mortimer joined
                          Management        Vice President and          Wellington Management as an
                                            Portfolio Manager           investment professional in
                                                                        2001. Mr. Mortimer has
                                                                        served as the Portfolio
                                                                        Manager for the Portfolio
                                                                        since 2002. Prior to
                                                                        joining Wellington
                                                                        Management, Mr. Mortimer
                                                                        was an Equity Analyst at
                                                                        Vinik Asset Management
                                                                        (1998-2000) and a Research
                                                                        Analyst at Colonial
                                                                        Management (1997-1998).
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  AIGGIC          - Lan Cai                     See above.
                                            Vice President and
                                            Portfolio Manager
                                          - James O. Kurtz
                                            Vice President and
                                            Portfolio Manager
                                          - John P. Toohey,
                                            Vice President
---------------------------------------------------------------------------------------------------

Seasons Series Trust

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                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  AIGGIC          - Timothy Campion,            See above.
 (continued)                                Portfolio Manager
---------------------------------------------------------------------------------------------------
                          GSAM            - Andrew Braun                Mr. Braun joined GSAM as a
                                            Managing Director and       mutual fund product
                                            Portfolio Manager           development analyst in July
                                                                        1993. From January 1997 to
                                                                        April 2001, he was a
                                                                        research analyst on the
                                                                        GSAM Value team and became
                                                                        a portfolio manager in May
                                                                        2001.
                                          - Dolores Bamford, CFA        Ms. Bamford joined GSAM as
                                            Managing Director and       a portfolio manager for the
                                            Portfolio Manager           Value team in April 2002.
                                                                        Prior to that, she was a
                                                                        portfolio manager at Putnam
                                                                        Investments for various
                                                                        products since 1991.
                                          - Sean Gallagher              Mr. Gallagher joined GSAM
                                            Vice President and          as a research analyst in
                                            Portfolio Manager           May 2000. He became a
                                                                        portfolio manager in
                                                                        December 2001. From October
                                                                        1993 to May 2000, he was a
                                                                        research analyst at Merrill
                                                                        Lynch Asset Management.
                                          - Lisa Parisi, CFA            Ms. Parisi joined GSAM as a
                                            Managing Director and       portfolio manager in August
                                            Portfolio Manager           2001. From December 2000 to
                                                                        August 2001, she was a
                                                                        portfolio manager at John
                                                                        A. Levin & Co. From March
                                                                        1995 to December 2000, she
                                                                        was a portfolio manager and
                                                                        managing director at
                                                                        Valenzuela Capital.
                                          - Eileen Rominger             Ms. Rominger joined GSAM as
                                            Managing Director, Chief    a portfolio manager and
                                            Investment Officer and      Chief Investment officer of
                                            Senior Portfolio Manager    the Value Equity team in
                                                                        1999.
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  Lord Abbett     - Howard E. Hansen            Mr. Hansen joined Lord
 (continued)                                Partner at Lord Abbett and  Abbett in 1995. He has been
                                            Investment Manager          an associate portfolio
                                                                        manager since 1997.
                                          - Edward K. von der Linde     Mr. von der Linde has been
                                            Partner at Lord Abbett,     a portfolio manager with
                                            Investment Manager and      Lord Abbett since 1995. He
                                            Team Leader                 joined the firm in 1988.
---------------------------------------------------------------------------------------------------
 Small Cap Portfolio      AIGGIC          - Lan Cai                     See above.
                                            Vice President and
                                            Portfolio Manager
                                          - James O. Kurtz
                                            Vice President and
                                            Portfolio Manager
                                          - John P. Toohey,
                                            Vice President
                                          - Timothy Campion,
                                            Portfolio Manager
---------------------------------------------------------------------------------------------------
                          Salomon         - Peter J. Hable              Mr. Hable is a Managing
                          Brothers          Managing Director and       Director in the Salomon
                                            Portfolio Manager           Brothers Asset Management
                                                                        group and has been with the
                                                                        firm (or its predecessor)
                                                                        since 1983.
---------------------------------------------------------------------------------------------------
                          SunAmerica      - Brian P. Clifford           See above.
                                            Vice President and
                                            Portfolio Manager
---------------------------------------------------------------------------------------------------
 International Equity     AIGGIC          - Lan Cai                     See above.
 Portfolio                                  Vice President and
                                            Portfolio Manager
                                          - James O. Kurtz
                                            Vice President and
                                            Portfolio Manager
                                          - John P. Toohey
                                            Vice President
                                          - Timothy Campion
                                            Portfolio Manager
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 International Equity     GSAM-           - Mark Beveridge              Mr. Beveridge joined GSAM-
 Portfolio (continued)    International     Chief Investment Officer    International as Chief
                                            of Non-U.S. Active Equity   Investment Officer of its
                                            and Multi-Regional Equity   Non- U.S. Active Equity and
                                            and Senior Portfolio        Multi- Regional business in
                                            Manager                     December 2004. From 1985 to
                                                                        2004, Mr. Beveridge was
                                                                        with Franklin Templeton
                                                                        where he was Executive Vice
                                                                        President and Senior
                                                                        Portfolio Manager for
                                                                        non-U.S. portfolios.
                                          - William Howard              Mr. Howard joined GSAM in
                                            Senior Portfolio Manager    January 2005. From 1993 to
                                                                        2004, Mr. Howard worked at
                                                                        Franklin Templeton where he
                                                                        was a senior portfolio
                                                                        manager managing non-U.S.
                                                                        portfolios.
                                          - Michael Stanes              Mr. Stanes joined GSAM-
                                            Executive Director and      International as a
                                            Senior Portfolio Manager    portfolio manager in
                                                                        November 2002. From 1986 to
                                                                        2001, he worked at Mercury
                                                                        Asset Management where he
                                                                        managed U.K. equity
                                                                        portfolios in London,
                                                                        Japanese equity portfolios
                                                                        in Tokyo and, most
                                                                        recently, U.S. and global
                                                                        equity portfolios in the
                                                                        U.S.
                                          - Nuno Fernandes              Mr. Fernandes joined
                                            Executive Director and      GSAM-International as a
                                            Senior Portfolio Manager    research analyst on the
                                                                        Global Emerging Markets
                                                                        Equity team in April 1998.
                                                                        He was named a senior
                                                                        portfolio manager in April
                                                                        1999.
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 International Equity     Lord Abbett     - Harold E. Sharon            Mr. Sharon joined Lord
 Portfolio (continued)                      Director of International   Abbett in 2003. From 2001
                                            Core Equity Team            to 2003, he worked as a
                                                                        consultant for various
                                                                        financial and venture
                                                                        capital companies. Prior
                                                                        thereto, Mr. Sharon served
                                                                        as a Managing Director of
                                                                        Warburg Pincus Asset
                                                                        Management and Credit
                                                                        Suisse Asset Management.
                                          - Vincent J. McBride          Mr. McBride joined Lord
                                            Senior Portfolio Manager    Abbett in 2003 from Warburg
                                                                        Pincus Asset Management and
                                                                        Credit Suisse Asset
                                                                        Management, where he served
                                                                        as Managing Director.
---------------------------------------------------------------------------------------------------
 Cash Management          BACAP           - Patrick Graham              Mr. Graham joined BACAP as
 Portfolio                                  Director, Senior Money      Senior Money Market
                                            Market Portfolio Manager    Portfolio Manager in
                                                                        October 2004. Prior to
                                                                        joining BACAP, Mr. Graham
                                                                        was a senior money market
                                                                        portfolio manager at Bank
                                                                        One Investment Advisors
                                                                        Corp., (1996-2004) and a
                                                                        computer applications
                                                                        specialist and associate
                                                                        tax-exempt money market
                                                                        manager at ASB Capital
                                                                        Management (1988-1994).
---------------------------------------------------------------------------------------------------
 Diversified Fixed        AIGGIC          - Lan Cai                     See above.
 Income Portfolio                           Vice President and
                                            Portfolio Manager
                                          - James O. Kurtz
                                            Vice President and
                                            Portfolio Manager
                                          - John P. Toohey,
                                            Vice President
                                          - Timothy Campion,
                                            Portfolio Manager
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Diversified Fixed        SunAmerica      - Michael Cheah, CFA          Mr. Cheah joined SunAmerica
 Income Portfolio                           Vice President and          in July 1999 as Vice
 (continued)                                Portfolio Manager           President and portfolio
                                                                        manager responsible for all
                                                                        investment grade fixed-
                                                                        income portfolios. Prior to
                                                                        joining SunAmerica, he
                                                                        worked for the Monetary
                                                                        Authority of Singapore for
                                                                        17 years in the Global Fund
                                                                        Income Department, where he
                                                                        last served as the U.S.
                                                                        Director of the U.S. Bond
                                                                        Division, Markets and
                                                                        Investments Department.
---------------------------------------------------------------------------------------------------
                          Wellington      - Lucius T. Hill, III         Mr. Hill joined Wellington
                          Management        Senior Vice President and   Management as an investment
                                            Portfolio Manager           professional in 1993. Mr.
                                                                        Hill has served as the
                                                                        Portfolio Manager for the
                                                                        Portfolio since 2002.
                                          - Scott I. St. John,          Mr. St. John joined
                                            Vice President              Wellington Management as an
                                                                        investment professional in
                                                                        2003. Mr. St. John has been
                                                                        involved in portfolio
                                                                        management and securities
                                                                        analysis for the Portfolio
                                                                        since 2001. Prior to
                                                                        joining Wellington
                                                                        Management, Mr. St. John
                                                                        was a Fixed Income Analyst
                                                                        at State Street Research
                                                                        (2001-2003) and Eaton Vance
                                                                        Management (1995-2001).
---------------------------------------------------------------------------------------------------
 Strategic Fixed Income   AIGGIC          - Greg A. Braun               See above.
 Portfolio                                  Managing Director
                                          - Thomas Reeg
                                            Managing Director
---------------------------------------------------------------------------------------------------
                          Franklin        - Roger Bayston, CFA,         Mr. Bayston, Senior Vice
                          Advisers          Senior Vice President       President, joined Franklin
                                                                        Templeton in 1991.
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Strategic Fixed Income   Salomon         - Peter Wilby, CFA,           Mr. Wilby is a Managing
 Portfolio (continued)    Brothers          Managing Director           Director in the Salomon
                                                                        Brothers Asset Management
                                                                        group and joined the firm
                                                                        in 1989.
                                          - James E. Craige, CFA,       Mr. Craige is a Managing
                                            Managing Director           Director in the Salomon
                                                                        Brothers Asset Management
                                                                        group and joined the firm
                                                                        in 1992.
                                          - Thomas K. Flanagan, CFA,    Mr. Flanagan is a Managing
                                            Managing Director           Director in the Salomon
                                                                        Brothers Asset Management
                                                                        group and joined the firm
                                                                        in 1991.
---------------------------------------------------------------------------------------------------
 Focus Growth Portfolio   Marsico         - Thomas F. Marsico           Mr. Marsico has over 20
                                            Chairman, Chief Executive   years of experience as a
                                            Officer, Chief Investment   securities analyst and a
                                            Officer and Portfolio       portfolio manager. Prior to
                                            Manager                     forming Marsico in 1997,
                                                                        Mr. Marsico served as the
                                                                        portfolio manager of the
                                                                        Janus Twenty Fund from 1988
                                                                        through 1997 and served in
                                                                        the same capacity for the
                                                                        portfolio manager of the
                                                                        Janus Growth & Income Fund
                                                                        from 1991 (the Fund's
                                                                        inception) through 1997.
---------------------------------------------------------------------------------------------------
                          CSAM            - Marian U. Pardo             Ms. Pardo joined CSAM in
                                            Managing Director           January 2003, and
                                                                        specializes in large- and
                                                                        mid-capitalization U.S.
                                                                        growth equities. She had
                                                                        been with J.P. Morgan
                                                                        Fleming Asset Management
                                                                        where, from 1999 to
                                                                        December 2002, she served
                                                                        as managing director and
                                                                        co-manager of the U.S.
                                                                        Small Company Fund.
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Focus Growth Portfolio   CSAM            - Calvin E. Chung             Mr. Chung joined CSAM in
 (continued)                                Director                    2000 from Eagle Asset
                                                                        Management, where he was a
                                                                        vice president and senior
                                                                        technology equity analyst
                                                                        from 1997 to 1999.
                                          - Leo M. Bernstein            Mr. Bernstein is an analyst
                                            Director                    and portfolio manager
                                                                        specializing in all sectors
                                                                        of technology hardware in
                                                                        U.S. small- and
                                                                        mid-capitalization,
                                                                        post-venture capital and
                                                                        distribution management
                                                                        equity portfolios.
---------------------------------------------------------------------------------------------------
                          Janus           - Scott W. Schoelzel          See above.
                                            Executive Vice President
                                            and Portfolio Manager
---------------------------------------------------------------------------------------------------
 Focus TechNet Portfolio  RCM             - Walter C. Price, Jr., CFA   Mr. Price is a Managing
                                            Portfolio Manager           Director of RCM, with which
                                                                        he has been associated
                                                                        since 1974. He has research
                                                                        and money management
                                                                        responsibilities for much
                                                                        of RCM's technology area.
---------------------------------------------------------------------------------------------------
                          SunAmerica      - Andrew Sheridan             Mr. Sheridan joined
                                            Vice President, Portfolio   SunAmerica in 2003. He is a
                                            Manager and Senior          member of the research team
                                            Research Analyst            covering the technology
                                                                        industry. Prior to joining
                                                                        SunAmerica, Mr. Sheridan
                                                                        worked in the research
                                                                        department at U.S. Trust
                                                                        and the market division of
                                                                        Greenwich Associates.
---------------------------------------------------------------------------------------------------
                          BAMCO           - Mitchell Rubin, CFA, JD     Mr. Rubin is the portfolio
                                            Vice President and          manager for the Baron
                                            Portfolio Manager           iOpportunity Fund. From
                                                                        1994 until joining BAMCO in
                                                                        November 1995, Mr. Rubin
                                                                        was an equity research
                                                                        analyst for Smith Barney in
                                                                        emerging growth stocks.
---------------------------------------------------------------------------------------------------

                                                            Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Focus Growth and Income  SunAmerica      - Steven A. Neimeth           See above.
 Portfolio                                  Senior Vice President and
                                            Portfolio Manager
---------------------------------------------------------------------------------------------------
                          Marsico         - Thomas F. Marsico           See above.
                                            Chairman, Chief Executive
                                            Officer, Chief Investment
                                            Officer and Portfolio
                                            Manager
---------------------------------------------------------------------------------------------------
                          Thornburg       - William V. Fries, CFA       Mr. Fries has been a
                                            Managing Director and       Managing Director and
                                            Portfolio Manager           portfolio manager at
                                                                        Thornburg since 1995.
                                                                        Previously he had been
                                                                        affiliated with USAA
                                                                        Investment Management
                                                                        Company for over 20 years.
---------------------------------------------------------------------------------------------------
 Focus Value Portfolio    American        - Phillip N. Davidson, CFA    Mr. Davidson joined
                          Century           Chief Investment Officer-   American Century in 1993.
                                            Value and Senior Vice       Previously he spent 11
                                            President                   years at Boatman's Trust
                                                                        Company in St. Louis and
                                                                        served as vice president
                                                                        and portfolio manager
                                                                        responsible for
                                                                        institutional value equity
                                                                        clients.
                                          - Scott A. Moore, CFA         Mr. Moore joined American
                                            Vice President and Senior   Century in 1993 and has
                                            Portfolio Manager           served as a portfolio
                                                                        manager since 1999.
---------------------------------------------------------------------------------------------------
                          Third Avenue    - Martin J. Whitman, CFA      Mr. Whitman has been Co-
                                            Co-Chief Investment         Chief Investment Officer of
                                            Officer and Portfolio       Third Avenue since 2003.
                                            Manager                     Previously, Mr. Whitman
                                                                        served as Chief Investment
                                                                        Officer of Third Avenue
                                                                        (and its predecessor
                                                                        entity) from 1991 to 2003.
                                                                        Mr. Whitman also has been
                                                                        Chairman of Third Avenue
                                                                        Trust (and its
                                                                        predecessors) since 1990.
---------------------------------------------------------------------------------------------------

Seasons Series Trust

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Focus Value Portfolio    Third Avenue    - Ian Lapey                   Mr. Lapey has been a
 (continued)                                Portfolio Manager           portfolio manager of Third
                                                                        Avenue since 2001. Mr.
                                                                        Lapey has also been a
                                                                        senior research analyst for
                                                                        Third Avenue since 2001.
                                                                        Prior to joining Third
                                                                        Avenue, Mr. Lapey had been
                                                                        an equity research analyst
                                                                        with Credit Suisse First
                                                                        Boston since 1997.
---------------------------------------------------------------------------------------------------
                          J.P. Morgan     - Jonathan K. L. Simon        Mr. Simon is a portfolio
                                            Managing Director/          manager in the U.S. Equity
                                            Portfolio Manager           Group. An employee since
                                                                        1980, Mr. Simon manages the
                                                                        JPMorgan Mid Cap Value Fund
                                                                        and JPMorgan Growth &
                                                                        Income Fund and is a
                                                                        co-portfolio manager of the
                                                                        JPMorgan Equity Income
                                                                        Fund. In addition, he is
                                                                        portfolio manager of the
                                                                        JPMF U.S. Strategic Value
                                                                        Fund and JPMF America
                                                                        Equity Fund.
---------------------------------------------------------------------------------------------------
 Seasons Managed          Ibbotson        - Peng Chen, Ph.D., CFA       Mr. Chen has been Chief
 Allocation Portfolios                      Chief Investment Officer    Investment Officer since
                                                                        2004. He was Director of
                                                                        Research from 2000 to 2004
                                                                        and joined the firm in
                                                                        1997.
                                          - Alexander E. Kaye, CFA      Mr. Kaye joined the firm in
                                            Portfolio Manager           2004. Previously, Mr. Kaye
                                                                        was an account manager at
                                                                        UBS Global Asset
                                                                        Management.
                                          - Scott Wentsel               Mr. Wentsel joined the firm
                                            Senior Portfolio Manager    in 2005. Previously he held
                                                                        positions at Van Kampen and
                                                                        Scudder Investments.
---------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

LEGAL PROCEEDINGS

On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against AIG as well as its former Chairman and Chief Executive Officer and former Vice

                                                            Seasons Series Trust

Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint assets claims under New York's Martin Act and Insurance Law, among others, and makes allegations

Seasons Series Trust
                                      77.1
concerning certain transactions entered into by AIG and ceratin of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Portfolios. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is the indirect parent company and an affiliated person of SunAmerica and AIGGIC, a subadviser to certain of the Portfolios. Neither SunAmerica, AIGGIC or their respective officers and directors nor the Portfolios have been named in the complaint, and the complaint does not seek any penalties against them.

In SunAmerica's view, the matters alleged in the lawsuit are not material in relation to the financial position of SunAmerica or AIGGIC, or to their ability to provide their respective services to the Portfolios. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then SunAmerica and AIGGIC will need to obtain permission from the Securities and Exchange Commission to continue to service the Portfolios. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

Seasons Series Trust

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------
Shares of the Portfolios are not offered directly to the public. Instead, shares of the Portfolios are issued and redeemed only in connection with investments in and payments made under Variable Contracts offered by the Life Insurance Companies. The term "Manager" as used in this Prospectus means either SAAMCo or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by "Separate Accounts" of the Life Insurance Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Insurance Companies.

You should also be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract, including information on fees and expenses of the Contract, and the Portfolios available to you in the prospectus that offers the contract, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the Life Insurance Companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

SERVICE FEES

Class 3 shares of each Portfolio except Seasons Managed Allocation Portfolios, are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of such class of shares. The service fees will be used to compensate the Life Insurance Companies for costs associated with servicing such class of shares, including the cost of reimbursing the Life Insurance Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios' Class 3 shares. Because these service fees are paid out of each Portfolio's Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shares of each Seasons Managed Allocation Portfolio are not subject to a Rule 12b-1 plan. However, the Class 3 shares of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios are invested are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of the Underlying Portfolios' Class 3 shares. Because the cost of these service fees are borne indirectly by the Class 3 shares of each Seasons Managed Allocation Portfolio on an ongoing basis, over time, these fees will increase the cost of your investment in the Seasons Managed Allocation Portfolios and may cost you more than paying other types of sales charges.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets by the number of outstanding shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable.

                                                            Seasons Series Trust

Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the market price at the close of such exchanges on the day of valuation. If a security's price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges for foreign equity securities that trade on weekends or other days when the Trust does not price its shares. As a result, the value of such foreign securities may change on days when the Trust is not open for purchase or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, the shares are subject to service fees pursuant to a 12b-1 plan.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust accepts the request. If the Trust receives the order before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the Trust receives the order after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio and share class on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios' performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-

Seasons Series Trust
term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio's expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio's ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities ("junk bonds"), they may be particularly vulnerable to market timing. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio's international portfolio securities trade and the time as of which the Portfolio's net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio's junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of market timing (see "Transaction Policies -- Valuation of Shares").

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board's policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity's market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Please review your Variable Contract prospectus for more information regarding the insurance company's market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

PORTFOLIO HOLDINGS

The Trust's policies and procedures with respect to the disclosure of the Portfolios' securities are described in the Statement of Additional Information.

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights tables for shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since the commencement of operations). Certain information reflects financial results for a single Portfolio Class 3 share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a share of each Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. The Financial Highlights information set forth below has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's annual report to shareholders, which is available upon request.

                                                                        DIVIDENDS      DIVIDENDS
             NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET
               VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED
PERIOD       BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON          TOTAL
ENDED        OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS    DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------
                                      Multi-Managed Growth Portfolio Class 3
11/11/02-
03/31/03+     $ 9.00        $0.03           $(0.20)         $(0.17)       $(0.14)       $   --          $(0.14)
03/31/04        8.69         0.03             2.37            2.40         (0.09)           --           (0.09)
03/31/05       11.00         0.07             0.57            0.64         (0.04)           --           (0.04)

                                 Multi-Managed Moderate Growth Portfolio Class 3
11/11/02-
03/31/03+       9.83         0.05            (0.11)          (0.06)        (0.20)           --           (0.20)
03/31/04        9.57         0.10             2.03            2.13         (0.15)           --           (0.15)
03/31/05       11.55         0.14             0.31            0.45         (0.10)           --           (0.10)

                                  Multi-Managed Income/Equity Portfolio Class 3
11/11/02-
03/31/03+     $10.71        $0.08           $ 0.02          $ 0.10        $(0.29)       $   --          $(0.29)
03/31/04       10.52         0.22             1.30            1.52         (0.24)           --           (0.24)
03/31/05       11.80         0.28             0.10            0.38         (0.21)           --           (0.21)

                                      Multi-Managed Income Portfolio Class 3
11/11/02-
03/31/03+      11.34         0.14             0.12            0.26         (0.34)           --           (0.34)
03/31/04       11.26         0.28             0.88            1.16         (0.32)           --           (0.32)
03/31/05       12.10         0.35            (0.15)           0.20         (0.29)           --           (0.29)

                                                                         RATIO OF
             NET                          NET                               NET
            ASSET                       ASSETS        RATIO OF          INVESTMENT
            VALUE                       END OF       EXPENSES TO         INCOME TO
PERIOD      END OF       TOTAL          PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED       PERIOD      RETURN**        (000'S)      NET ASSETS         NET ASSETS       TURNOVER
---------  ---------------------------------------------------------------------------------------
                                   Multi-Managed Growth Portfolio Class 3
11/11/02-
03/31/03+  $  8.69        (1.90)%      $     49         1.39%#              0.88%#          106%
03/31/04     11.00        27.63           3,038         1.40                0.38             99
03/31/05     11.60         5.80(1)       18,448         1.29                0.62            107
                               Multi-Managed Moderate Growth Portfolio Class 3
11/11/02-
03/31/03+     9.57        (0.58)            172         1.28#               1.70#           108
03/31/04     11.55        22.37           9,269         1.30                1.06            104
03/31/05     11.90         3.89(1)       44,413         1.20                1.32            114
                                Multi-Managed Income/Equity Portfolio Class 3
11/11/02-
03/31/03+  $ 10.52        0.93%        $    249       1.26%#              2.67%#             85%
03/31/04     11.80        14.53           9,753         1.25                2.15            111
03/31/05     11.97         3.20(2)       41,835         1.16                2.46            106
                                   Multi-Managed Income Portfolio Class 3
11/11/02-
03/31/03+    11.26         2.37              74        1.21#               3.24#             94
03/31/04     12.10        10.39           7,925         1.22                2.77            123
03/31/05     12.01         1.61(1)       25,758         1.14                3.04            110

------------------------------

  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.
 # Annualized
  + Inception date of class
(1) The Fund's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                     DIVIDENDS     DIVIDENDS
              NET ASSET      NET        NET REALIZED                  DECLARED     FROM NET
                VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM    FROM NET     REALIZED
PERIOD        BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT   INVESTMENT     GAIN ON         TOTAL
ENDED         OF PERIOD    (LOSS)*      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                           Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02-
03/31/03+      $ 9.00       $ 0.02         $(0.47)        $(0.45)      $(0.11)      $   --         $(0.11)
03/31/04         8.44         0.07           2.36           2.43        (0.11)          --          (0.11)
03/31/05        10.76         0.11           0.49           0.60        (0.10)          --          (0.10)

                                           Stock Portfolio Class 3
11/11/02-
03/31/03+       11.34           --          (0.37)         (0.37)          --           --             --
03/31/04        10.97        (0.02)          3.77           3.75           --           --             --
03/31/05        14.72         0.05           0.44           0.49           --           --             --

                                                                         RATIO
              NET                       NET                             OF NET
             ASSET                     ASSETS      RATIO OF           INVESTMENT
             VALUE                     END OF    EXPENSES TO           INCOME TO
PERIOD      END OF       TOTAL         PERIOD    AVERAGE NET            AVERAGE       PORTFOLIO
ENDED       PERIOD     RETURN**       (000'S)       ASSETS            NET ASSETS      TURNOVER
----------  -----------------------------------------------------------------------------------
                          Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02-
03/31/03+   $ 8.44       (5.02)%      $    241       1.22%#               0.68%#         143%
03/31/04     10.76       28.86(2)       13,530       1.29(1)              0.84(1)        106
03/31/05     11.26        5.58(3)       58,809       1.20(1)              1.01(1)        156
                                          Stock Portfolio Class 3
11/11/02-
03/31/03+    10.97       (3.26)            189       1.22#             (0.04)#            45
03/31/04     14.72       34.18          10,471       1.24               (0.13)            42
03/31/05     15.21        3.33          46,811       1.18                 0.38            42

----------------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.

  # Annualized

  + Inception date of class

(1) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would been higher by the following:

                                                              03/31/04   03/31/05
                                                              --------   --------
Asset Allocation: Diversified Growth Portfolio Class 3......    0.01%      0.00%

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                     DIVIDENDS     DIVIDENDS
              NET ASSET      NET        NET REALIZED                  DECLARED     FROM NET
                VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM    FROM NET     REALIZED
PERIOD        BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT   INVESTMENT     GAIN ON         TOTAL
ENDED         OF PERIOD    (LOSS)*      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                                     Large Cap Growth Portfolio Class 3
11/11/02-
03/31/03+      $ 6.27       $   --         $(0.31)        $(0.31)      $   --       $   --         $   --
03/31/04         5.96        (0.02)          1.87           1.85           --           --             --
03/31/05         7.81         0.02           0.42           0.44           --           --             --

                                    Large Cap Composite Portfolio Class 3
11/11/02-
03/31/03+        7.22         0.01          (0.36)         (0.35)       (0.01)          --          (0.01)
03/31/04         6.86           --           2.15           2.15           --           --             --
03/31/05         9.01         0.06           0.42           0.48        (0.00)          --          (0.00)

                                                                  RATIO OF
              NET                    NET                             NET
             ASSET                 ASSETS     RATIO OF           INVESTMENT
             VALUE                 END OF    EXPENSES TO          INCOME TO
PERIOD      END OF     TOTAL       PERIOD    AVERAGE NET           AVERAGE       PORTFOLIO
ENDED       PERIOD    RETURN**     (000'S)    ASSETS(1)         NET ASSETS(1)    TURNOVER
----------  ------------------------------------------------------------------------------
                                  Large Cap Growth Portfolio Class 3
11/11/02-
03/31/03+   $  5.96     (4.94)%    $   141      1.35%#              (0.01)%#         58%
03/31/04       7.81     31.04        5,122      1.35                (0.24)           44
03/31/05       8.25      5.63       26,636      1.27                 0.26            38
                                Large Cap Composite Portfolio Class 3
11/11/02-
03/31/03+      6.86     (4.81)          97      1.28#                0.31#           59
03/31/04       9.01     31.39        2,095      1.35                 0.03            78
03/31/05       9.49      5.33        7,393      1.35                 0.66            58

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursements and reductions.

 # Annualized

   + Inception date of class

(1) Net of the following reimbursements (recoupments)(based on average net assets):

                                                                  03/31/01   03/31/02   03/31/03   03/31/04   03/31/05
                                                                  --------   --------   --------   --------   --------
    Large Cap Growth Portfolio Class 3..........................      --%        --%      0.10%#     0.06%     (0.03)%
    Large Cap Composite Portfolio Class 3.......................      --         --      0.68#       0.43        0.16

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                   DIVIDENDS      DIVIDENDS
                        NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET
                          VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED
PERIOD                  BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON          TOTAL
ENDED                   OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
                                              Large Cap Value Portfolio Class 3
11/11/02-
03/31/03+                $ 8.27        $0.03           $(0.46)         $(0.43)       $(0.02)       $(0.04)         $(0.06)
03/31/04                   7.78         0.08             2.93            3.01         (0.07)           --           (0.07)
03/31/05                  10.72         0.11             0.86            0.97         (0.06)           --           (0.06)

                                              Mid Cap Growth Portfolio Class 3
11/11/02-
03/31/03+                  7.76        (0.03)           (0.08)          (0.11)           --            --              --
03/31/04                   7.65        (0.10)            4.01            3.91            --            --              --
03/31/05                  11.56        (0.09)            0.62            0.53            --            --              --

                                                                           RATIO OF
                        NET                      NET                          NET
                       ASSET                   ASSETS      RATIO OF       INVESTMENT
                       VALUE                   END OF     EXPENSES TO      INCOME TO
PERIOD                 END OF      TOTAL       PERIOD       AVERAGE       AVERAGE NET    PORTFOLIO
ENDED                  PERIOD     RETURN**     (000'S)   NET ASSETS(1)     ASSETS(1)     TURNOVER
--------------------  ----------------------------------------------------------------------------
                                           Large Cap Value Portfolio Class 3
11/11/02-
03/31/03+             $  7.78       (5.27)%    $   140      1.28%             1.14%#         32%
03/31/04                10.72       38.76        5,528       1.35             0.87           29
03/31/05                11.63        9.08       32,460       1.20             1.03           32
                                            Mid Cap Growth Portfolio Class 3
11/11/02-
03/31/03+                7.65       (1.42)         139      1.40#            (0.98)#        117
03/31/04                11.56       51.11        5,917       1.40            (1.07)          97
03/31/05                12.09        4.58       24,891       1.37            (0.85)          81

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.

  # Annualized

  + Inception date of class

(1) Net of the following reimbursements (recoupments)(based on average net assets):

                                                              03/31/01   03/31/02   03/31/03   03/31/04   03/31/05
                                                              --------   --------   --------   --------   --------
    Large Cap Value Portfolio Class 3.......................      --%        --%      0.09%#     0.01%     (0.00)%
    Mid Cap Growth Portfolio Class 3........................      --         --       0.19#      0.06      (0.08)

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                     DIVIDENDS     DIVIDENDS
              NET ASSET      NET        NET REALIZED                  DECLARED     FROM NET
                VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM    FROM NET     REALIZED
PERIOD        BEGINNING     INCOME     GAIN(LOSS) ON    INVESTMENT   INVESTMENT     GAIN ON         TOTAL
ENDED         OF PERIOD    (LOSS)*      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                                              Mid Cap Value Portfolio Class 3
11/11/02-
03/31/03+      $11.07       $ 0.04         $(0.34)        $(0.30)      $(0.02)      $(0.16)        $(0.18)
03/31/04        10.59         0.05           4.80           4.85        (0.08)       (0.01)         (0.09)
03/31/05        15.35         0.09           2.56           2.65        (0.03)       (0.30)         (0.33)

                                                Small Cap Portfolio Class 3
11/11/02-
03/31/03+        6.19        (0.01)         (0.19)         (0.20)          --           --             --
03/31/04         5.99        (0.05)          2.93           2.88           --           --             --
03/31/05         8.87        (0.05)          0.12           0.07           --           --             --

                                          International Equity Portfolio Class 3

11/11/02-
03/31/03+      $ 5.69       $   --         $(0.56)        $(0.56)      $(0.01)      $   --         $(0.01)
03/31/04         5.12         0.04           2.63           2.67        (0.06)          --          (0.06)
03/31/05         7.73         0.02           0.83           0.85        (0.08)          --          (0.08)

                                        Diversified Fixed Income Portfolio Class 3

11/11/02-
03/31/03+       10.49         0.09           0.13           0.22        (0.04)          --          (0.04)
03/31/04        10.67         0.29           0.22           0.51        (0.25)          --          (0.25)
03/31/05        10.93         0.34          (0.34)            --        (0.30)       (0.01)         (0.31)

                                                                    RATIO OF
              NET                    NET                               NET
             ASSET                 ASSETS      RATIO OF            INVESTMENT
             VALUE                 END OF     EXPENSES TO           INCOME TO
PERIOD      END OF     TOTAL       PERIOD       AVERAGE              AVERAGE       PORTFOLIO
ENDED       PERIOD    RETURN**     (000'S)   NET ASSETS(1)        NET ASSETS(1)    TURNOVER
----------  --------------------------------------------------------------------------------
                                    Mid Cap Value Portfolio Class 3
11/11/02-
03/31/03+   $ 10.59     (2.84)%    $   138       1.40%#                0.97%#          61%
03/31/04      15.35     45.86        5,435       1.40                  0.37            50
03/31/05      17.67     17.37       30,602       1.26                  0.58            42

                                      Small Cap Portfolio Class 3
11/11/02-
03/31/03+      5.99     (3.23)         120      1.40#                 (0.58)#          91
03/31/04       8.87     48.08        5,609       1.40                 (0.72)          134
03/31/05       8.94      0.79       25,076       1.40                 (0.66)          134

                                 International Equity Portfolio Class 3
11/11/02-
03/31/03+   $  5.12     (9.79)%    $   144       1.55%#                0.15%#          53%
03/31/04       7.73     52.29        4,277       1.55                  0.66            50
03/31/05       8.50     11.07       27,288       1.55                  0.28            84

                               Diversified Fixed Income Portfolio Class 3
11/11/02-
03/31/03+     10.67      2.15          978      1.25#                  2.68#           60
03/31/04      10.93      4.84        9,120       1.15                  2.99           106
03/31/05      10.62     (0.03)      32,192       1.09                  3.31            82

------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.

  # Annualized

  + Inception date of class

(1) Net of the following reimbursements (recoupments)(based on average net assets):

                                                                  03/31/01   03/31/02   03/31/03   03/31/04   03/31/05
                                                                  --------   --------   --------   --------   --------
    Mid Cap Value Portfolio Class 3.............................      --%        --%     (0.01)%#    0.03%     (0.01)%
    Small Cap Portfolio Class 3.................................      --         --       0.25#      0.08      (0.08)
    International Equity Portfolio Class 3......................      --%        --%      0.49%#     0.30%     (0.00)%
    Diversified Fixed Income Portfolio Class 3..................      --         --       0.14#     (0.01)         --

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           DIVIDENDS      DIVIDENDS
                NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET
                  VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED
PERIOD          BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON          TOTAL
ENDED           OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS    DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------
                                      Strategic Fixed Income Portfolio Class 3
02/14/05-
03/31/05@        $10.00        $0.04           $(0.38)         $(0.34)       $   --        $   --          $   --

                                          Cash Management Portfolio Class 3
11/11/02-
03/31/03+         10.95         0.01               --            0.01         (0.14)           --           (0.14)
03/31/04          10.82         0.01               --            0.01         (0.07)           --           (0.07)
03/31/05          10.76         0.09            (0.01)           0.08         (0.01)           --           (0.01)

                                           Focus Growth Portfolio Class 3
11//11/02-
03/31/03+          5.70        (0.01)           (0.22)          (0.23)           --            --              --
03/31/04           5.47        (0.05)            2.45            2.40            --            --              --
03/31/05           7.87        (0.00)           (0.34)          (0.34)           --            --              --

                                                                 RATIO OF
              NET                      NET                          NET
             ASSET                   ASSETS      RATIO OF       INVESTMENT
             VALUE                   END OF     EXPENSES TO      INCOME TO
PERIOD       END OF      TOTAL       PERIOD       AVERAGE       AVERAGE NET    PORTFOLIO
ENDED        PERIOD     RETURN**     (000'S)   NET ASSETS(1)     ASSETS(1)     TURNOVER
----------  ----------------------------------------------------------------------------
                              Strategic Fixed Income Portfolio Class 3
02/14/05-
03/31/05@   $  9.66       (3.40)%    $17,193     1.55%#             3.59%#          5%
                                 Cash Management Portfolio Class 3
11/11/02-
03/31/03+     10.82        0.11          348      1.10#             0.25#          --
03/31/04      10.76        0.09        6,224       1.05             0.06           --
03/31/05      10.83        0.74       12,284       0.97             0.82           --
                                   Focus Growth Portfolio Class 3
11//11/02-
03/31/03+      5.47       (4.04)          99      1.55#            (0.66)#        143
03/31/04       7.87       43.88        6,775       1.55            (0.75)          90
03/31/05       7.53       (4.32)      21,909       1.55            (0.07)         200

------------------------------

 * Calculated based upon average shares outstanding

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.

 # Annualized

 @ Commencement of Operations

 + Inception date of class

(1)Net of the following reimbursements (recoupments) (based on average net assets):

                                                              03/31/01   03/31/02   03/31/03   03/31/04   03/31/05
                                                              --------   --------   --------   --------   --------
    Strategic Fixed Income Portfolio Class 3................      --%        --%        --%        --%      1.41%
    Cash Management Portfolio Class 3.......................      --         --       0.03#    (0.01)         --
    Focus Growth Portfolio Class 3..........................      --         --       0.26#      0.08     (0.09)

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                     DIVIDENDS     DIVIDENDS
              NET ASSET      NET        NET REALIZED                  DECLARED     FROM NET
                VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM    FROM NET     REALIZED
  PERIOD      BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT   INVESTMENT     GAIN ON         TOTAL
  ENDED       OF PERIOD    (LOSS)*      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                                              Focus TechNet Portfolio Class 3
11/11/02-
03/31/03+      $ 2.85       $(0.02)        $ 0.01         $(0.01)      $   --       $   --         $   --
03/31/04         2.84        (0.07)          2.30           2.23           --           --             --
03/31/05         5.07        (0.06)          0.00          (0.06)          --           --             --
                                         Focus Growth and Income Portfolio Class 3
11/11/02-
03/31/03         6.96        (0.01)         (0.17)         (0.18)          --           --             --
03/31/04         6.78        (0.03)          2.52           2.49           --           --             --
03/31/05         9.27         0.01           0.02           0.03           --           --             --
                                               Focus Value Portfolio Class 3
11/11/02-
03/31/03+        9.12           --             --             --        (0.10)(1)    (0.25)         (0.35)
03/31/04         8.77         0.09           4.23           4.32           --           --             --
03/31/05        13.09         0.03           1.46           1.49        (0.08)       (0.69)         (0.77)

                                                                        RATIO
              NET                       NET                            OF NET
             ASSET                    ASSETS      RATIO OF           INVESTMENT
             VALUE                    END OF    EXPENSES TO           INCOME TO
  PERIOD    END OF       TOTAL        PERIOD    AVERAGE NET            AVERAGE       PORTFOLIO
  ENDED     PERIOD     RETURN**       (000'S)    ASSETS(1)          NET ASSETS(1)    TURNOVER
----------  ----------------------------------------------------------------------------------
                                     Focus TechNet Portfolio Class 3
11/11/02-
03/31/03+   $ 2.84       (0.35)%      $   100       1.68%#              (1.52)%#        253%
03/31/04      5.07       78.52          3,830       1.75                (1.70)          183
03/31/05      5.01       (1.18)        11,321       1.75                (1.15)          155
                                Focus Growth and Income Portfolio Class 3
11/11/02-
03/31/03      6.78       (2.59)           105       1.55#               (0.44)#         180
03/31/04      9.27       36.73          6,855       1.55                (0.35)           84
03/31/05      9.30        0.32         22,063       1.55                 0.16            77
                                      Focus Value Portfolio Class 3
11/11/02-
03/31/03+     8.77       (0.12)           115       1.55#               (0.12)#         190
03/31/04     13.09       49.26          4,494       1.55                 0.87           165
03/31/05     13.81       11.58         21,657       1.55                 0.25           130

----------------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.

  # Annualized

  + Inception date of class.

(1) Net of the following reimbursements (recoupments)(based on average net assets):

                                                                  03/31/01#   03/31/02   03/31/03   03/31/04   03/31/05
                                                                  ---------   --------   --------   --------   --------
    Focus TechNet Portfolio Class 3.............................      --%         --%      1.74%#     0.52%      0.19%
    Focus Growth and Income Portfolio Class 3...................      --          --      0.79#       0.27      (0.01)
    Focus Value Portfolio Class 3...............................      --          --      0.76#       0.27      (0.02)

Seasons Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                     DIVIDENDS     DIVIDENDS
              NET ASSET      NET        NET REALIZED                  DECLARED     FROM NET
                VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM    FROM NET     REALIZED
  PERIOD      BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT   INVESTMENT     GAIN ON         TOTAL
  ENDED       OF PERIOD    (LOSS)*      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                                            Allocation Growth Portfolio Class 3
02/14/05-
03/31/05@      $10.00       $(0.00)        $(0.15)        $(0.15)      $   --       $   --         $   --
                                       Allocation Moderate Growth Portfolio Class 3
02/14/05-
03/31/05@       10.00        (0.00)         (0.17)         (0.17)          --           --             --
                                           Allocation Moderate Portfolio Class 3
02/14/05-
03/31/05@       10.00        (0.00)         (0.15)         (0.15)          --           --             --
                                           Allocation Balanced Portfolio Class 3
02/14/05-
03/31/05@       10.00        (0.00)         (0.14)         (0.14)          --           --             --

                                                                      RATIO OF
              NET                       NET                              NET
             ASSET                    ASSETS      RATIO OF           INVESTMENT
             VALUE                    END OF    EXPENSES TO           INCOME TO
  PERIOD    END OF       TOTAL        PERIOD    AVERAGE NET            AVERAGE       PORTFOLIO
  ENDED     PERIOD     RETURN**       (000'S)    ASSETS(1)          NET ASSETS(1)    TURNOVER
----------  ----------------------------------------------------------------------------------
                                   Allocation Growth Portfolio Class 3
02/14/05-
03/31/05@   $  9.85      (1.50)%      $5,308      0.35%#                (0.35)%#         1%
                               Allocation Moderate Growth Portfolio Class 3
02/14/05-
03/31/05@      9.83      (1.70)        3,314       0.35#                (0.35)#          5
                                  Allocation Moderate Portfolio Class 3
02/14/05-
03/31/05@      9.85      (1.50)        3,388       0.35#                (0.35)#          0
                                  Allocation Balanced Portfolio Class 3
02/14/05-
03/31/05@      9.86      (1.40)        3,958       0.35#                (0.35)#          0

----------------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does not include expense reimbursements and reductions.

  @ Commencement of Operations

  # Annualized

(1) Net of the following reimbursements (recoupments)(based on average net assets):

                                                                  03/31/05#
                                                                  ---------
    Allocation Growth Portfolio Class 3.........................    4.37%
    Allocation Moderate Growth Portfolio Class 3................    5.58
    Allocation Moderate Portfolio Class 3.......................    5.32
    Allocation Balanced Portfolio Class 3.......................    5.45

                                                            Seasons Series Trust

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

     The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     You may obtain copies of these documents or ask questions about the Portfolios by contacting:

           AIG SunAmerica Assurance Insurance Company
           Annuity Service Center
           P.O. Box 54299
           Los Angeles, California 90054-0299
           1-800-445-7862

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
File No. 811-07725

Seasons Series Trust

                       STATEMENT OF ADDITIONAL INFORMATION

                              SEASONS SERIES TRUST

This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the current Prospectus of Seasons Series Trust (the "Trust") dated July 29, 2005. This Statement of Additional Information ("SAI") incorporates the Prospectus by reference. The Trust's audited financial statements are incorporated into this SAI by reference to its 2005 annual report to shareholders. You may request a copy of the Prospectuses and/or annual report at no charge by calling (800) 445-SUN2 or writing the Trust at the address below. Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus .

                                 P.O. Box 54299
                       Los Angeles, California 90054-0299
                                 (800) 445-SUN2

                                  JULY 29, 2005

                                TABLE OF CONTENTS


                                                                                          PAGE
THE TRUST.......................................................................            4

INVESTMENT OBJECTIVES AND POLICIES..............................................            5
         Seasons Portfolios.....................................................            5
         Seasons Select Portfolios..............................................            8
         Seasons Focused Portfolios.............................................           11

SUPPLEMENTAL GLOSSARY...........................................................           11
         Short-Term Investments.................................................           11
                  Money Market Securities.......................................           12
                  Commercial Bank Obligations...................................           12
                  Savings Association Obligations...............................           12
                  Commercial Paper..............................................           12
                  Extendable Commercial Notes...................................           12
                  Variable Amount Master Demand Notes...........................           13
                  Corporate Bonds and Notes.....................................           13
                  Government Securities.........................................           13
                  Repurchase Agreements.........................................           13
         Mortgage-Backed Securities.............................................           14
                  GNMA Certificates.............................................           14
                  FHLMC Certificates............................................           15
                  FNMA Certificates.............................................           15
                  Conventional Mortgage Pass-Through Securities.................           15
                  Collateralized Mortgage Obligations...........................           16
                  Stripped Mortgage-Backed Securities...........................           16
         Asset-Backed Securities................................................           17
         U.S. Treasury Inflation Protection Securities..........................           17
         Loan Participations and Assignments....................................           18
         Short Sales............................................................           18
         Inverse Floaters.......................................................           19
         Illiquid Securities....................................................           19
         Currency Volatility....................................................           20
         Defensive Instruments..................................................           20
         Derivatives............................................................           20
         REITs..................................................................           20
         Floating Rate Obligations..............................................           20
         Variable Rate Demand Notes ("VRDNs")...................................           20
         When-Issued and Delayed-Delivery Securities............................           21
         Hybrid Instruments.....................................................           21
                  Structured Investments........................................           22
         Other Investment Companies.............................................           23
                  iShares(SM)...................................................           23
                  Standard & Poor's Depository Receipts.........................           23
         Swaps, Caps, Floors and Collars........................................           23
         Equity Swaps...........................................................           24
         IPO Investing..........................................................           24
         Interfund Borrowing and Lending Program................................           25
         Securities Lending.....................................................           25
         Borrowing..............................................................           25
         Reverse Repurchase Agreement...........................................           26
         Roll Transactions......................................................           26
         Standby Commitments....................................................           26
         Warrants...............................................................           27

         Non-Diversified Status.................................................           27
         Foreign Securities.....................................................           27
         Passive Foreign Investment Companies (PFICs)...........................           28
         Unseasoned Issuers.....................................................           28
         Options and Futures....................................................           28
                  Options on Securities.........................................           29
                  Options on Foreign Currencies.................................           30
                  Options on Securities Indices.................................           31
                  Yield Curve Options...........................................           31
                  Futures.......................................................           31
                  Options on Futures............................................           32
         Forward Foreign Currency Exchange Contracts............................           33
         New Developments.......................................................           34
         Portfolio Trading......................................................           35
         Special Situations.....................................................           35

SUPPLEMENTAL INFORMATION ABOUT DERIVATIVES AND THEIR USE........................           35
         Regulatory Aspects of Derivatives......................................           35
         Possible Risk Factors in Derivatives...................................           36

SUPPLEMENTAL INFORMATION CONCERNING HIGH-YIELD, HIGH-RISK BONDS AND SECURITIES
 RATINGS........................................................................           36
         High-Yield, High-Risk Bonds............................................           36
                  Sensitivity to Interest Rate and Economic Changes.............           36
                  Payment Expectations..........................................           36
                  Liquidity and Valuation.......................................           37

INVESTMENT RESTRICTIONS.........................................................           38

TRUST OFFICERS AND TRUSTEES.....................................................           40

TRUSTEE OWNERSHIP OF TRUST SHARES...............................................           42
         Independent Trustees...................................................           43
         Interested Trustee.....................................................           43
         Compensation Table.....................................................           43

INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT....................................           44
         Advisory Fees..........................................................           46

SUBADVISORY AGREEMENTS..........................................................           48

PORTFOLIO MANAGERS..............................................................           53
         Other Accounts.........................................................           53
         Potential Conflicts of Interest........................................           56
         Compensation...........................................................           57
                  AIGGIC........................................................           57
                  American Century..............................................           57
                  BACAP.........................................................           58
                  BAMCO.........................................................           58
                  CSAM..........................................................           58
                  Franklin Advisers.............................................           59
                  GSAM..........................................................           59
                  GSAM - International..........................................           60
                  Ibbotson......................................................           61
                  Janus.........................................................           61
                  J.P. Morgan...................................................           62

                  Lord Abbett...................................................           62
                  Marsico.......................................................           62
                  Putnam........................................................           63
                  RCM...........................................................           63
                  SAAMCo........................................................           64
                  Salomon Brothers..............................................           64
                  T. Rowe Price.................................................           64
                  Third Avenue..................................................           65
                  Thornburg.....................................................           65
                  Wellington Management.........................................           65
         Ownership of Portfolio Shares..........................................           66

PERSONAL SECURITIES TRADING.....................................................           66

RULE 12B-1 PLANS................................................................           67

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES......................................           68
         Federal Taxes..........................................................           68

SHARES OF THE TRUST.............................................................           70

PORTFOLIO TURNOVER..............................................................           70

PRICE OF SHARES.................................................................           71

EXECUTION OF PORTFOLIO TRANSACTIONS.............................................           71
         2005 Brokerage Commissions.............................................           73
         2004 Brokerage Commissions.............................................           73
         2003 Brokerage Commissions.............................................           74

GENERAL INFORMATION.............................................................           79
         Custodian..............................................................           79
         Independent Accountants and Legal Counsel..............................           79
         Reports to Shareholders................................................           79
         Shareholder and Trustee Responsibility.................................           79
         Registration Statement.................................................           80

Proxy Voting Policies & Procedures..............................................           80
         Proxy Voting Responsibility............................................           80
         Company Management Recommendations.....................................           80
         Case-By-Case Voting  Matters...........................................           80
         Examples of the Trust's Positions on Voting Matters....................           80
         Conflicts of Interest..................................................           81
         Proxy Voting Records...................................................           81

Disclosure of Portfolio Holdings Policies and Procedures........................           81

FINANCIAL STATEMENTS............................................................           83

APPENDIX........................................................................           84

                                    THE TRUST

The Trust, organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts, and may be sold to fund variable life contracts in the future. The Trust currently consists of twenty-four separate portfolios (each, a "Portfolio" and collectively, the "Portfolios").

On October 3, 1998, the Board of Trustees, including a majority of disinterested Trustees as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust (the "Independent Trustees") approved the creation of the Large Cap Growth, Large Cap Composite, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap, International Equity, Diversified Fixed Income and Cash Management Portfolios. On May 23, 2000, the Board of Trustees approved the creation of the Focus Growth Portfolio.

On May 23, 2000, the Board of Trustees approved the creation of Class B shares and the renaming of all issued and outstanding shares as Class A shares. On August 27, 2002, the Board of Trustees approved the creation of Class 3 shares and the renaming of Class A and B shares to Class 1 and 2, respectively. Class 1, 2 and 3 shares of each Portfolio are offered only in connection with certain variable contracts and variable life insurance policies ("variable contracts"). Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees, while Class 1 shares are not; and (iii) Class 2 and 3 shares have voting rights on matters that pertain to the plan adopted pursuant to Rule 12b-1 promulgated under the 1940 Act with respect to Class 2 and 3 shares (the "Class 2 Plan", the "Class 3 Plan" and collectively, the "Plans").

On November 29, 2000, the Board of Trustees approved the creation of the Focus TechNet and Focus Growth and Income Portfolios. On August 21, 2001, the Board of Trustees approved the creation of the Focus Value Portfolio. The Board of Trustees may establish additional portfolios or classes in the future.

On September 29, 2004, the Board of Trustees, including a majority of the Independent Trustees approved the creation of the Class 3 shares of the Allocation Growth Portfolio, the Allocation Moderate Growth Portfolio, the Allocation Moderate Portfolio, the Allocation Balanced Portfolio and the Strategic Fixed Income Portfolio. The Allocation Growth Portfolio, Allocation Moderate Growth Portfolio, Allocation Moderate Portfolio and Allocation Balanced Portfolio are collectively referred to as the "Seasons Managed Allocation Portfolios". Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds," which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (such underlying portfolios collectively referred to as the "Underlying Portfolios").

Shares of the Portfolios are held by Variable Annuity Account Five, a separate account of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) ("Life Company"), an Arizona life insurance company. The Life Company is a wholly-owned subsidiary of SunAmerica Life Insurance Company, an Arizona corporation wholly-owned by American International Group, Inc. ("AIG"), a Delaware corporation. The Life Company may issue variable life contracts that also will use the Trust as the underlying investment. The offering of Trust shares to variable annuity and variable life separate accounts is referred to as "mixed funding." It may be disadvantageous for variable annuity separate accounts and variable life separate accounts to invest in the Trust simultaneously. Although neither the Life Company nor the Trust currently foresees such disadvantages either to variable annuity or variable life contract owners, the Board of Trustees of the Trust will monitor events in order to identify any material conflicts to determine what action, if any, should be taken in response thereto. Shares of the Trust may be offered to separate accounts of other life insurance companies that are affiliates of the Life Company.

AIG SunAmerica Asset Management Corp. ("SunAmerica" or "Adviser"), an indirect, wholly-owned subsidiary of the Life Company, serves as investment adviser for each Portfolio. As described in the Prospectus, SunAmerica may retain subadvisers (each, a "Manager" and together with SunAmerica, the "Managers") to assist in the management of one or more Portfolios.

AIG SunAmerica Capital Services, Inc. (the "Distributor") serves as the distributor of the Trust's shares.

                       INVESTMENT OBJECTIVES AND POLICIES

The investment goal and principal investment strategy for each of the Portfolios, along with certain types of investments the Portfolios make under normal market conditions and for efficient portfolio management, are described under "Trust Highlights" and "More Information About the Portfolios - Investment Strategies" in the Prospectuses. The following charts and information supplement the information contained in the Prospectuses and also provides information concerning investments the Portfolios make on a periodic basis which includes infrequent investments or investments in which the Portfolios reserve the right to invest. We have also included a supplemental glossary to define investment and risk terminologies used in the charts herein that do not otherwise appear in the Prospectuses under the section entitled "Glossary." In addition, the supplemental glossary also provides additional and/or more detailed information about certain investment and risk terminologies that appears in the Prospectuses under the section entitled "Glossary." Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. We will notify the shareholders at least 60 days prior to any change to a Portfolio's investment objective or 80% investment policy, if applicable. "Net assets" will take into account borrowing for investment purposes.

                               SEASONS PORTFOLIOS

                                    AGGRESSIVE GROWTH                                        BALANCED
                                  COMPONENT/SUNAMERICA      GROWTH COMPONENT/JANUS      COMPONENT/SUNAMERICA
                                  --------------------      ----------------------      --------------------
In what other types of         -  U.S. Treasury            -  U.S. Treasury            -  U.S. Treasury
investments may the               inflation protection        inflation protection        inflation protection
Portfolio/Managed Component       securities                  securities                  securities
PERIODICALLY invest?           -  Short sales              -  Loan                     -  Short sales
                               -  Inverse floaters            participations and       -  Inverse floaters
                               -  Floating rate               assignments              -  Floating rate
                                  obligations              -  Short sales                 obligations
                               -  When-issued and          -  Inverse floaters         -  When-issued and
                                  delayed-delivery         -  Floating rate               delayed-delivery
                                  securities                  obligations                 securities
                               -  Equity swaps             -  When-issued and          -  Equity swaps
                               -  Borrowing                   delayed-delivery         -  Borrowing
                               -  Variable rate               securities               -  Variable rate
                                  demand notes             -  Equity swaps                demand notes
                               -  Reverse                  -  Bank obligations         -  Reverse
                                  repurchase agreements    -  Corporate debt              repurchase agreements
                               -  Roll transactions           obligations              -  Roll transactions
                               -  Standby                  -  Borrowing                -  Hybrid instruments
                                  commitments              -  Variable rate            -  Standby
                               -  Hybrid instruments          demand notes                commitments
                               -  Warrants                 -  Reverse                  -  Warrants
                               -  Forward foreign             repurchase agreements    -  Forward foreign
                                  currency exchange        -  Hybrid                      currency exchange
                                  contracts                   instruments                 contracts
                               -  Portfolio trading        -  Roll transactions        -  Portfolio trading
                               -  Illiquid                 -  Standby                  -  Illiquid
                                  securities                  commitments                 securities
                                  (up to 15% of net        -  Warrants                    (up to 15% of net
                                  assets)                  -  Forward foreign             assets)
                                                              currency exchange
                                                              contracts
                                                           -  Portfolio trading
                                                           -  Derivatives
                                                           -  Illiquid
                                                              securities
                                                              (up to 15% of net
                                                              assets)

What other types of risk may   -  Currency volatility      -  Currency volatility      -  Currency volatility
POTENTIALLY or PERIODICALLY    -  Interest rate            -  Interest rate            -  Illiquidity
affect the Portfolio/Managed      fluctuation                 fluctuation
Component?                     -  Credit quality           -  Illiquidity
                               -  Illiquidity

                                    FIXED INCOME              ASSET ALLOCATION:
                                 COMPONENT/WELLINGTON        DIVERSIFIED GROWTH
                                     MANAGEMENT                   PORTFOLIO                 STOCK PORTFOLIO
                               ------------------------    ------------------------    -----------------------
In what other types of         -  Loan participations      -  U.S. Treasury            -  U.S. Treasury
investments may the               and assignments             inflation protection        inflation protection
Portfolio/Managed              -  Inverse floaters            securities                  securities
Component PERIODICALLY         -  Floating rate            -  Loan                     -  Short sales
invest?                           obligations                 participations and       -  When-issued and
                               -  Credit default swaps        assignments                 delayed-delivery
                                  (up to 5%)               -  Short sales                 securities
                               -  Borrowing                -  Floating rate            -  Borrowing
                               -  Variable rate demand        obligations              -  Forward foreign
                                  notes                    -  When-issued and             currency exchange
                               -  Reverse repurchase          delayed-delivery            contracts
                                  agreements                  securities               -  Portfolio trading
                               -  Hybrid instruments       -  Equity swaps             -  IPO investing
                               -  Standby commitments      -  Borrowing                -  Illiquid
                               -  Warrants                 -  Variable rate               securities
                               -  Variable amount             demand notes                (up to 15% of net
                                  master demand notes      -  Hybrid                      assets)
                               -  Extendable commercial       instruments
                                  notes (ECNs)             -  Roll transactions
                               -  ADRs/EDRs/GDRs           -  Standby
                               -  Portfolio trading           commitments
                               -  Illiquid securities      -  Warrants
                                  (up to 15% of net        -  Forward foreign
                                  assets)                     currency exchange
                                                              contracts
                                                           -  Variable amount
                                                              master demand notes
                                                           -  ECNs
                                                           -  Portfolio trading
                                                           -  IPO investing
                                                           -  Interest rate
                                                              swaps
                                                           -  Exchange traded
                                                              futures on swaps
                                                           -  Illiquid
                                                              securities
                                                              (up to 15% of net
                                                              assets)

What other types of risk       -   Illiquidity             -  Currency volatility      -  Currency volatility
may POTENTIALLY or                                         -  IPO risk                 -  IPO risk
PERIODICALLY affect the                                    -  Illiquidity              -  Illiquidity
Portfolio/Managed                                                                      -  Credit quality
Component?                                                                             -  Interest rate
                                                                                          fluctuations
                                                                                       -  Prepayment

                            SEASONS SELECT PORTFOLIOS

                                   LARGE CAP GROWTH          LARGE CAP COMPOSITE           LARGE CAP VALUE
                                      PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                               -----------------------     ------------------------    ------------------------
In what other types of         -  U.S. Treasury            -  U.S. Treasury            -  U.S. Treasury
investments may the               inflation protection        inflation protection        inflation protection
Portfolio PERIODICALLY            securities                  securities                  securities
invest?                        -  Loan participations      -  Loan                     -  Loan
                                  and assignments             participations and          participations and
                               -  Bank obligations            assignments                 assignments
                               -  Short sales              -  Short sales              -  Short sales
                               -  Inverse floaters         -  Inverse floaters         -  Inverse floaters
                               -  Floating rate            -  Floating rate            -  Floating rate
                                  obligations                 obligations                 obligations
                               -  When-issued and          -  When-issued and          -  When-issued and
                                  delayed-delivery            delayed-delivery            delayed-delivery
                                  securities                  securities                  securities
                               -  Equity swaps             -  Equity swaps             -  Equity swaps
                               -  Corporate debt           -  Borrowing                -  Borrowing
                                  obligations              -  Variable rate            -  Variable rate
                               -  Borrowing                   demand notes                demand notes
                               -  Variable rate demand     -  Reverse                  -  Reverse
                                  notes                       repurchase agreements       repurchase agreements
                               -  Reverse repurchase       -  Roll transactions        -  Roll transactions
                                  agreements               -  Standby                  -  Standby
                               -  Roll transactions           commitments                 commitments
                               -  Standby commitments      -  Warrants                 -  Warrants
                               -  Warrants                 -  Forward foreign          -  Forward foreign
                               -  Forward foreign             currency exchange           currency exchange
                                  currency exchange           contracts                   contracts
                                  contracts                -  ECNs                     -  ECNs
                               -  ECNs                     -  Variable amount          -  Variable amount
                               -  Variable amount             master demand notes         master demand notes
                                  master demand notes      -  Portfolio trading        -  Portfolio trading
                               -  Portfolio trading        -  PFICs                    -  PFICs
                               -  Derivatives              -  IPO investing            -  IPO investing
                               -  Illiquid securities      -  Illiquid                 -  Illiquid
                                  (up to 15% of net           securities                  securities
                                  assets)                     (up to 15% of net           (up to 15% of net
                                                              assets)                     assets)

What other types of risk       -  Currency volatility      -  Currency volatility      -  Currency volatility
may POTENTIALLY or             -  Small and medium         -  Small and medium         -  Small and medium
PERIODICALLY affect the           sized companies             sized companies             sized companies
Portfolio?                     -  Illiquidity              -  IPO risk                 -  IPO risk
                                                           -  Illiquidity              -  Illiquidity
                                                           -  Credit Quality           -  Credit Quality
                                                           -  Interest rate            -  Interest rate
                                                              fluctuations                fluctuations
                                                           -  Prepayment               -  Prepayment


                                    MID CAP GROWTH               MID CAP VALUE               SMALL CAP
                                      PORTFOLIO                   PORTFOLIO                  PORTFOLIO
                               ------------------------    ------------------------    -----------------------
In what other types of         -  U.S. Treasury            -  U.S. Treasury            -  U.S. Treasury
investments may the               inflation protection        inflation protection        inflation protection
Portfolio PERIODICALLY            securities                  securities                  securities
invest?                        -  Loan                     -  Short sales              -  Short sales
                                  participations and       -  Bank obligations         -  When-issued and
                                  assignments              -  When-issued and             delayed-delivery
                               -  Short sales                 delayed-delivery            securities
                               -  Inverse floaters            securities               -  Borrowing
                               -  Floating rate            -  Equity swaps             -  Roll transactions
                                  obligations              -  Borrowing                -  Warrants
                               -  When-issued and          -  Corporate debt           -  Forward foreign
                                  delayed-delivery            obligations                 currency exchange
                                  securities               -  Roll transactions           contracts
                               -  Equity swaps             -  Warrants                 -  Portfolio trading
                               -  Borrowing                -  Forward foreign          -  Defensive
                               -  Variable rate               currency exchange           instruments
                                  demand notes                contracts                -  IPO investing
                               -  Reverse                  -  ECNs                     -  Illiquid securities
                                  repurchase agreements    -  Portfolio trading           (up to 15% of net
                               -  Roll transactions        -  Defensive                   assets)
                               -  Standby                     instruments
                                  commitments              -  IPO investing
                               -  Forward foreign          -  Illiquid
                                  currency exchange           securities
                                  contracts                   (up to 15% of net
                               -  ECNs                        assets)
                               -  Variable amount
                                  master demand notes
                               -  Portfolio trading
                               -  IPO investing
                               -  Illiquid securities
                                  (up to 15% of net
                                  assets)

What other types of risk may   -  Currency volatility      -  Currency volatility      -  Currency volatility
POTENTIALLY or PERIODICALLY    -  IPO risk                 -  IPO risk                 -  IPO risk
affect the Portfolio?          -  Illiquidity              -  Illiquidity              -  Illiquidity
                               -  Credit Quality
                               -  Interest rate
                                  fluctuations
                               -  Prepayment

                                INTERNATIONAL EQUITY       DIVERSIFIED FIXED INCOME    STRATEGIC FIXED INCOME     CASH MANAGEMENT
                                     PORTFOLIO                    PORTFOLIO                  PORTFOLIO               PORTFOLIO
                               ----------------------      ------------------------    ----------------------    -----------------
In what other types of         -  U.S. Treasury            -  U.S. Treasury            -   U.S.                  -  U.S.
investments may the               inflation                   inflation protection         government               Treasury
Portfolio PERIODICALLY            protection                  securities                   securities               inflation
invest?                           securities               -  Loan                     -   Inverse                  protection
                               -  Loan                        participations and           floaters                 securities
                                  participations and          assignments              -   Floating rate         -  Floating
                                  assignments              -  Short sales                  and variable rate        rate obligations
                               -  Bank                     -  Inverse floaters             obligations           -  When-issued
                                  obligations              -  Floating rate            -   When-issued              and
                               -  Short sales                 obligations                  and delayed              delayed-delivery
                               -  Floating rate            -  When-issued and              delivery securities      securities
                                  obligations                 delayed-delivery         -   ADRs, EDRs and        -  Reverse
                               -  When-issued                 securities                   GDRs                     repurchase
                                  and                      -  Equity swaps             -   Preferred                agreements
                                  delayed-delivery         -  Borrowing                    stocks                -  Roll
                                  securities               -  Variable rate            -   Rights and               transactions
                               -  Equity swaps                demand notes                 warrants (up to       -  Hybrid
                               -  Borrowing                -  Reverse                      10%)                     instruments
                               -  Corporate debt              repurchase agreements    -   Variable rate         -  Standby
                                  obligations              -  Roll transactions            demand notes             commitments
                               -  Reverse                  -  Standby                  -   Registered            -  Interest
                                  repurchase                  commitments                  investment               rate swaps,
                                  agreements               -  Warrants                     companies                mortgage swaps,
                                                           -  Forward foreign          -   Reverse                  caps, floors and
                               -  Hybrid                      currency exchange            repurchase               collars
                                  instruments                 contracts                    agreements            -  Variable
                                  -  structured            -  ECNs                     -   Roll                     rate demand
                                  securities               -  Portfolio                    transactions             notes
                               -  Roll                        trading                  -   Standby               -  Variable
                                  transactions             -  Illiquid                     commitments              amount master
                               -  Standby                     securities               -   Short-term               demand notes
                                  commitments                 (up to 15% of net            investments           -  ECNs
                               -  Warrants                    assets)                  -   Convertible           -  Illiquid
                               -  Forward                                                  securities               securities
                                  foreign currency                                     -   Pass-through             (up to 10% of
                                  exchange contracts                                       securities               net assets)
                               -  Portfolio                                            -   Collateralized
                                  trading                                                  bond obligations
                               -  Defensive                                                (CBOs)
                                  instruments                                          -   Defaulted
                               -  IPO investing                                            securities
                               -  Illiquid                                             -   Equity
                                  securities                                               securities (up to
                                  (up to 15% of net                                        20%)
                                  assets)                                              -   Credit default
                                                                                           swaps
                                                                                       -   Illiquid
                                                                                           securities
                                                                                           (up to 15% of net
                                                                                           assets)

What other types of risk       -  Currency volatility      -  Currency volatility      -   Illiquidity           -  Credit quality
may POTENTIALLY or             -  IPO risk                 -  Illiquidity                                        -  Illiquidity
PERIODICALLY affect the        -  Illiquidity
Portfolio?

                           SEASONS FOCUSED PORTFOLIOS

                        FOCUS GROWTH           FOCUS TECHNET          FOCUS GROWTH AND            FOCUS VALUE
                          PORTFOLIO              PORTFOLIO            INCOME PORTFOLIO             PORTFOLIO
                    --------------------    -------------------    ----------------------    ---------------------
In what other       -  U.S.                 -  U.S.                -   U.S.                  -  U.S. Treasury
types of               Treasury                Treasury                Treasury                 inflation
investments may        inflation               inflation               inflation                protection
the Portfolio          protection              protection              protection               securities
PERIODICALLY           securities              securities              securities            -  Loan participations
invest?             -  Loan                 -  Loan                -   Loan                     and assignments
                       participations          participations          participations        -  Short sales
                       and assignments         and assignments         and assignments       -  Floating rate
                    -  ADRs/EDRs/GDRs       -  ADRs/EDRs/GDRs      -   ADRs/EDRs/GDRs           obligations
                    -  Short sales          -  Short sales         -   Short sales           -  Inverse
                    -  Floating             -  When-issued         -   Floating                 Floaters
                       rate obligations        and                     rate obligations      -  Fixed-income
                    -  When-issued             delayed-delivery    -   When-issued              securities
                       and                     securities              and                   -  When-issued
                       delayed-delivery     -  Equity swaps            delayed-delivery         and
                       securities           -  Borrowing.              securities               delayed-delivery
                    -  Equity swaps         -  Reverse             -   Equity swaps             securities
                    -  Borrowing               repurchase          -   Borrowing             -  Equity swaps
                    -  Variable                agreements          -   Variable              -  Borrowing
                       rate demand notes    -  Variable                rate demand           -  Reverse
                    -  Reverse                 amount master           notes                    repurchase
                       repurchase              demand notes        -   Reverse                  agreements
                       agreements           -  Standby                 repurchase            -  Variable
                    -  Variable                commitments             agreements               amount rate
                       amount master        -  Portfolio           -   Variable                 demand notes
                       demand notes            trading                 amount master         -  Standby
                    -  ECNs                 -  Illiquid                demand notes             commitments
                    -  Portfolio               securities          -   ECNs                  -  Portfolio
                       trading                 (up to 15% of       -   Standby                  trading
                    -  IPO investing           net assets)             commitments           -  IPO investing
                    -  U.S                                         -   Portfolio             -  Derivatives
                       government                                      trading               -  U.S.
                       securities                                  -   IPO                      government
                    -  Illiquid                                        investing                securities
                       securities                                  -   U.S.                  -  Repurchase
                       (up to 15% of                                   government               agreements
                       net assets)                                     securities            -  Illiquid
                                                                   -   Illiquid                 securities
                                                                       securities               (up to 15% of net
                                                                       (up to 15% of            assets)
                                                                       net assets)           -  Unseasoned
                                                                                                issuers

What other types    -  Currency             -  Currency            -   Currency              -  Currency
of risk may            volatility              volatility              volatility               volatility
POTENTIALLY or      -  Emerging             -  Illiquidity         -   Emerging              -  Emerging
PERIODICALLY           markets                                         markets                  Markets
affect the          -  IPO risk                                    -   IPO risk              -  IPO risk
Portfolio?          -  Illiquidity                                 -   Illiquidity           -  Illiquidity

                              SUPPLEMENTAL GLOSSARY

SHORT-TERM INVESTMENTS, including both U.S. and non-U.S. dollar denominated money market instruments, are invested in for reasons that may include (a) liquidity purposes (to meet redemptions and expenses); (b) to generate a return on idle cash held by a Portfolio during periods when a Manager is unable to locate favorable investment opportunities; or (c) temporary defensive purposes. In order to facilitate quarterly rebalancing of the MULTI-MANAGED SEASONS PORTFOLIOS as described in the Prospectuses and to adjust for the flow of investments into and out of the Portfolios, each Portfolio may hold a greater percentage of its assets in cash or cash equivalents at the end of each quarter than might otherwise be the case. Although each Portfolio may invest in short-term investments, the CASH MANAGEMENT PORTFOLIO invests principally in short-term investments. Certain Portfolios may be limited in their ability to invest in short-term investments as reflected below. Common short-term investments may include, but are not limited to the following:

      Money Market Securities may include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements, commercial paper, bankers' acceptances, time deposits and certificates of deposit. Pursuant to a no-action letter from the SEC, Janus Capital Management LLC ("Janus") may invest idle cash of the GROWTH COMPONENT/JANUS of each MULTI-MANAGED SEASONS PORTFOLIO and their portion of the LARGE CAP GROWTH PORTFOLIO in money market mutual funds that it manages. T. Rowe Price Associates, Inc. ("T. Rowe Price") may invest idle cash of the STOCK PORTFOLIO and its portion of the LARGE CAP COMPOSITE, LARGE CAP VALUE and MID CAP GROWTH PORTFOLIOS in money market funds that it manages.

      Commercial Bank Obligations. Certificates of deposit ("CDs") (interest-bearing time deposits), bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity) representing direct or contingent obligations of commercial banks. CDs are securities that represent deposits in a depository institution for a specified rate of interest and normally are negotiable. CDs issued by a foreign branch (usually London) of a U.S. domestic bank, are known as Eurodollar CDs. Although certain risks may be associated with Eurodollar CDs that are not associated with CDs issued in the U.S. by domestic banks, the credit risks of these obligations are similar because U.S. banks generally are liable for the obligations of their branches. CDs issued through U.S. branches of foreign banks are known as Yankee CDs. These branches are subject to federal or state banking regulations. The secondary markets for Eurodollar and Yankee CDs may be less liquid than the market for CDs issued by domestic branches of U.S. banks. The CASH MANAGEMENT PORTFOLIO, the GROWTH COMPONENT/JANUS of each MULTI-MANAGED SEASONS PORTFOLIO and Janus' portion of the LARGE CAP GROWTH PORTFOLIO may also invest in obligations issued by commercial banks with total assets of less than $1 billion if the principal amount of these obligations are fully insured by the Federal Deposit Insurance Corporation ("FDIC").

      Savings Association Obligations. Certificates of deposit (interest-bearing time deposits) issued by mutual savings banks or savings and loan associations with assets in excess of $1 billion and whose deposits are insured by the FDIC. The CASH MANAGEMENT PORTFOLIO, the GROWTH COMPONENT/JANUS of each MULTI-MANAGED SEASONS PORTFOLIO and Janus' portion of the LARGE CAP GROWTH PORTFOLIO managed by Janus may also invest in obligations issued by mutual savings banks or savings and loan associations with total assets of less than $1 billion if the principal amount of these obligations are fully insured by the FDIC.

      Commercial Paper. Short-term notes (up to 12 months) issued by corporations or governmental bodies, including variable amount master demand notes. The CASH MANAGEMENT PORTFOLIO may purchase commercial paper only if judged by the Manager to be of suitable investment quality. This includes commercial paper that is (a) rated in the two highest categories by any two or more nationally recognized statistical rating organizations ("NRSRO") or one NRSRO if only one NRSRO has rated the security, or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the CASH MANAGEMENT PORTFOLIO. (No more than 5% of the CASH MANAGEMENT PORTFOLIO'S assets may be invested in commercial paper in the second highest rating category; no more than the greater of 1% of the CASH MANAGEMENT PORTFOLIO'S assets or $1 million may be invested in such securities of any one issuer.) See "Appendix-Corporate Bond and Commercial Paper Ratings " for a description of the ratings. The CASH MANAGEMENT PORTFOLIO will not purchase commercial paper described in (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase.

      Extendable Commercial Notes ("ECNs") are very similar to commercial paper except that with ECNs the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. The issuer of an ECN has the option to extend maturity to 390 days. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECNs' credit rating at the time. The CASH MANAGEMENT PORTFOLIO may purchase ECNs only if judged by the Manager to be of suitable investment quality. This includes ECNs that are (a) rated in the two highest categories by any two or more NRSRO or one NRSRO if only one NRSRO has rated the security, or (b) other ECNs deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the CASH MANAGEMENT PORTFOLIO. (No more than 5% of the CASH MANAGEMENT PORTFOLIO'S assets may be invested in ECNs in the second highest rating category; no more than the greater of 1% of the CASH MANAGEMENT PORTFOLIO'S assets or $1 million may be invested in such securities of any one issuer.) See "Appendix-Corporate Bond and Commercial Paper Ratings" for a description of the ratings. The CASH MANAGEMENT PORTFOLIO will not purchase ECNs described in (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase.

      Each Portfolio except the International Equity, Stock, Focus Value, Focus TechNet and Small Cap Portfolios may invest in ECNs.

      Variable Amount Master Demand Notes permit a Portfolio to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participation. The CASH MANAGEMENT PORTFOLIO'S investments in these instruments are limited to those that have a demand feature enabling the CASH MANAGEMENT PORTFOLIO unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. Generally, the CASH MANAGEMENT PORTFOLIO attempts to invest in instruments having a one-day notice provision. In connection with master demand note arrangements, the Manager, subject to the direction of the Trustees, monitors on an ongoing basis the earning power, cash flow and other liquidity ratios of the borrower, and its ability to pay principal and interest on demand. The Manager also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by NRSROs and a Portfolio may invest in them only if it is determined that at the time of investment the notes are of comparable quality to the other commercial paper in which a Portfolio may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Manager has reason to believe that the borrower could not make timely repayment upon demand.

      Each Portfolio except the Mid Cap Value, International Equity, Stock and Small Cap Portfolios may invest in variable amount demand master notes.

      Corporate Bonds and Notes. A Portfolio may purchase corporate obligations that mature or that may be redeemed in 397 days or less. These obligations originally may have been issued with maturities in excess of such period. The CASH MANAGEMENT PORTFOLIO may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top two rating categories by any two or more NRSRO or one NRSRO if only one NRSRO has rated the security. See "Appendix-Corporate Bond and Commercial Paper Ratings" for a description of the ratings.

      Each Portfolio except the Small Cap Portfolio may invest in corporate obligations maturing in 397 days or less.

      Government Securities. Debt securities maturing within one year of the date of purchase include adjustable-rate mortgage securities backed by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") or Federal Home Loan Mortgage Corporation ("FHLMC") and other non-agency issuers. Although certain floating or variable rate obligations (securities whose coupon rate changes at least annually and generally more frequently) have maturities in excess of one year, they are also considered short-term debt securities.

      Repurchase Agreements. Each Portfolio may invest in repurchase agreements. A Portfolio will enter into repurchase agreements involving only securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Manager, subject to the guidance of the Trustees. In such agreements, the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months. The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time a Portfolio's money is invested in the security. Whenever a Portfolio enters into a repurchase agreement, it obtains appropriate collateral. The instruments held as collateral are valued daily and if the value of the instruments declines, the Portfolio will require additional collateral. If the seller under the repurchase agreement defaults, the Portfolio may incur a loss if the value of the collateral securing the repurchase agreement has declined, and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited. The Trustees have established guidelines to be used by the Manager in connection with transactions in repurchase agreements and will regularly monitor each Portfolio's use of repurchase agreements. A Portfolio will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 15% (10% with respect to the CASH MANAGEMENT PORTFOLIO) of the value of its net assets. However, repurchase agreements having a maturity of seven days or less for temporary defensive purposes are not subject to the limits on illiquid securities.

MORTGAGE-BACKED SECURITIES include investments in mortgage-related securities, including certain U.S. government securities such as GNMA, FNMA or FHLMC certificates (as defined below), and private mortgage-related securities, which represent an undivided ownership interest in a pool of mortgages. The mortgages backing these securities include conventional thirty-year fixed-rate mortgages, fifteen-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The U.S. government or the issuing agency guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments, including prepayments, on the mortgages underlying the certificate, net of certain fees.

The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. Thus, the actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Portfolio to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as does the value of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise on a comparable basis with other debt securities because of the prepayment feature of pass-through securities. The reinvestment of scheduled principal payments and unscheduled prepayments that the Portfolio receives may occur at higher or lower rates than the original investment, thus affecting the yield of the Portfolio. Monthly interest payments received by the Portfolio have a compounding effect, which may increase the yield to shareholders more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. A Portfolio may purchase mortgage-backed securities at a premium or at a discount.

The following is a description of GNMA, FNMA and FHLMC certificates, the most widely available mortgage-backed securities:

      GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that a Portfolio may purchase are the modified pass-through type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.

      GNMA guarantees the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers Home Administration ("FmHA"), or guaranteed by the Veterans Administration. The GNMA guarantee is authorized by the National Housing Act and is backed by the full faith and credit of the United States. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

      The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosure will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Portfolio has purchased the certificates at a premium in the secondary market.

      FHLMC Certificates. The FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs") (collectively, "FHLMC Certificates"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest (and, under certain circumstances, principal) of PCs and the ultimate payment of principal.

      GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

      FNMA Certificates. The FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.

Other types of mortgage-backed securities include:

      Conventional Mortgage Pass-Through Securities ("Conventional Mortgage Pass-Throughs") represent participation interests in pools of mortgage loans that are issued by trusts formed by originators of the institutional investors in mortgage loans (or represent custodial arrangements administered by such institutions). These originators and institutions include commercial banks, savings and loans associations, credit unions, savings banks, insurance companies, investment banks or special purpose subsidiaries of the foregoing. For federal income tax purposes, such trusts are generally treated as grantor trusts or real estate mortgage investment conduits "REMICs") and, in either case, are generally not subject to any significant amount of federal income tax at the entity level.

      The mortgage pools underlying Conventional Mortgage Pass-Throughs consist of conventional mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on residential or mixed residential and commercial properties. Conventional Mortgage Pass-Throughs (whether fixed or adjustable rate) provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amount paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. A trust fund with respect to which a REMIC election has been made may include regular interests in other REMICs, which in turn will ultimately evidence interests in mortgage loans.

      Conventional mortgage pools generally offer a higher rate of interest than government and government-related pools because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loans, title, pool and hazard insurance and letters of credit. The insurance and guarantees may be issued by private insurers and mortgage poolers. Although the market for such securities is becoming increasingly liquid, mortgage-related securities issued by private organizations may not be readily marketable.

      Collateralized Mortgage Obligations ("CMOs") are fully collateralized bonds that are the general obligations of the issuer thereof (e.g., the U.S. government, a U.S. government instrumentality, or a private issuer). Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs.

      Principal and interest on the underlying mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

      Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those that are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

      A wide variety of CMOs may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which accrue interest at a specified rate only until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay CMOs which generally require that specified amounts of principal be applied on each payment date to one or more classes of CMOs (the "PAC Certificates"), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created to absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

      Each Portfolio may invest in CMOs.

      Stripped Mortgage-Backed Securities ("SMBSs") are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield. While interest-only and principal-only securities are generally regarded as being illiquid, such securities may be deemed to be liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Portfolio's net asset value per share. Only government interest-only and principal-only securities backed by fixed-rate mortgages and determined to be liquid under guidelines and standards established by the Trustees may be considered liquid securities not subject to a Portfolio's limitation on investments in illiquid securities.

ASSET-BACKED SECURITIES, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support that fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

U.S. TREASURY INFLATION PROTECTION SECURITIES are issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U"). The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance. The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date. Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount is paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal component would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October.) The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month. Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury's payment obligations on the inflation-protection security that need that month's CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor

Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in this regard are final.

Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) and TREASURY DIRECT. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. STRIPS (Separate Trading of Registered Interest and Principal securities) components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.

LOAN PARTICIPATIONS AND ASSIGNMENTS include investments in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions ("Lenders"). Investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of Participations, the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Manager to be creditworthy. When the Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio and calculating its net asset value.

The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loan participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and there may be no liquid market for such securities, as described above.

SHORT SALES are affected by selling a security that a Portfolio does not own. Certain Portfolios may engage in short sales "against the box". A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A short sale against the box of an "appreciated financial position" (e.g., appreciated stock) generally is treated as a sale by the Portfolio for federal income tax purposes. A Portfolio generally will recognize any gain (but not loss) for federal income tax purposes at the time that it makes a short sale against the box. A Portfolio may not enter into a short sale against the box, if, as a result, more than 25% of its total assets would be subject to such short sales. A Portfolio may also engage in "naked" short sales. In a naked short transaction, a Portfolio sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Portfolio must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. When a Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. To deliver the securities to the buyer, a Portfolio will need to arrange through a broker to borrow the securities and, in so doing, a Portfolio will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. Until a Portfolio replaces a borrowed security, the Portfolio will segregate and maintain daily, cash or other liquid securities, at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested. The Cash Management Portfolio will not enter into short sales.

INVERSE FLOATERS are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's limitation on investments in such securities.

ILLIQUID SECURITIES. Each of the Portfolios may invest no more than 15% (10% in the case of the CASH MANAGEMENT PORTFOLIO) of its net assets, determined as of the date of purchase, in illiquid securities including repurchase agreements that have a maturity of longer than seven days or in other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There generally will be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, the Portfolios will seek to obtain the right of registration at the expense of the issuer (except in the case of "Rule 144A securities," as described herein).

In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act for which there is a readily available market will not be deemed to be illiquid. SunAmerica or the Manager, as the case may be, will monitor the liquidity of such restricted securities subject to the supervision of the Trustees of the Trust. In reaching liquidity decisions, SunAmerica or the Manager, as the case may be, will consider, inter alia, pursuant to guidelines and procedures established by the Trustees, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (ii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Commercial paper issues in which a Portfolio may invest include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. The CASH MANAGEMENT PORTFOLIO'S 10% limitation on investments in illiquid securities includes Section 4(2) paper that the Manager has determined to not be liquid pursuant to guidelines established by the Trustees. The Portfolio's Trustees delegated to the Manager the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Trustees that require the Manager to take into account the same factors described above for other restricted securities and require the Manager to perform the same monitoring and reporting functions.

CURRENCY VOLATILITY. The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio's non-U.S. dollar denominated securities.

DEFENSIVE INSTRUMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

DERIVATIVES. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, swaps, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

REITS pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of credit extended. Equity and Mortgage REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from registration under the 1940 Act. Changes in interest rates may also affect the value of the debt securities in the Portfolio's portfolio. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his proportionate share of the expense of the Portfolio, but also, indirectly, similar expenses of the REITs, including compensation of management.

FLOATING RATE OBLIGATIONS have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering
Rate). The Manager considers floating rate obligations to be liquid investments because a number of U.S. and foreign securities dealers make active markets in these securities.

VARIABLE RATE DEMAND NOTES ("VRDNS"). VRDNs are either taxable or tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. Additionally, the Cash Management Portfolio also may invest in participation VRDNs, which provide the Portfolio with an undivided interest in underlying VRDNs held by major investment banking institutions. Any purchaser of VRDNs will meet applicable diversification and concentration requirements.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. When-issued or delayed-delivery transactions call for the purchase or sale of securities at an agreed-upon price on a specified future date. Although a Portfolio will enter into such transactions for the purpose of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Portfolio may dispose of a commitment prior to settlement. When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. During the period between commitment by a Portfolio and settlement (generally within two months but not to exceed 120 days), no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction. Such securities are subject to market fluctuation, and the value at delivery may be less than the purchase price. A Portfolio will designate cash or other liquid securities at least equal to the value of purchase commitments until payment is made. A Portfolio will likewise segregate liquid assets in respect of securities sold on a delayed delivery basis.

A Portfolio will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When a Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure to do so may result in a Portfolio losing the opportunity to obtain a price and yield considered to be advantageous. If a Portfolio chooses to (i) dispose of the right to acquire a when-issued security prior to its acquisition or (ii) dispose of its right to deliver or receive against a firm commitment, it may incur a gain or loss. (At the time a Portfolio makes a commitment to purchase or sell a security on a when-issued or firm commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received in determining its net asset value.)

To the extent a Portfolio engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring or selling securities consistent with its investment objective and policies and not for the purposes of investment leverage. A Portfolio enters into such transactions only with the intention of actually receiving or delivering the securities, although (as noted above) when-issued securities and firm commitments may be sold prior to the settlement date. In addition, changes in interest rates in a direction other than that expected by the Manager before settlement of a purchase will affect the value of such securities and may cause a loss to a Portfolio.

When-issued transactions and firm commitments may be used to offset anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Portfolio might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Portfolio might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. An example of a when-issued or delayed delivery security is a "to be announced" or "TBA" mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security is purchased or sold with the specific pools to be announced on a future settlement date, with no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement date.

HYBRID INSTRUMENTS, including indexed or structured securities and ETFs, combine the elements of derivatives, including futures contracts or options with those of debt, preferred equity or a depository instrument. Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments may be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transactions costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument, which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption (or sale) value of such an investment could be zero. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor the Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission (the "SEC"), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio. Accordingly, a Portfolio that so invests will limit its investments in Hybrid Instruments to 10% of its total assets.

Hybrid Instruments include:

      Structured Investments which are organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of this type typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in Structured Securities are generally of a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

OTHER INVESTMENT COMPANIES. The Portfolios may invest in securities of other investment companies (including exchange-traded funds such as SPDRs and iShares(SM), as described below) subject to statutory limitations prescribed by the 1940 Act. These limitations include a prohibition on any Portfolio acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Portfolio's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Exchange-traded funds such as SPDRs and iShares(SM) are shares of unaffiliated investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ(R) National Market System.

      iShares(SM) are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International ("MSCI") indices or various countries and regions. iShares(SM) are listed on the American Stock Exchange ("AMEX") and were initially offered to the public in 1996. The market prices of iShares(SM) are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and supply and demand of iShares(SM) on the AMEX. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares(SM) will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares(SM) should occur in the future, the liquidity and value of a Portfolio's shares could also be substantially and adversely affected. If such disruptions were to occur, a Portfolio could be required to reconsider the use of iShares(SM) as part of its investment strategy.

      Standard & Poor's Depositary Receipts ("SPDRs") are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust established to accumulate and hold a portfolio of common stocks intended to track the price performance and dividend yield of the S&P 500(R). SPDRs may be used for several reasons, including but not limited to facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk, as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

      The International Equity Portfolio may also purchase shares of investment companies investing primarily in foreign securities, including "country funds". Country funds have portfolios consisting primarily of securities of issuers located in specific foreign regions.

SWAPS, CAPS, FLOORS AND COLLARS. Entering into interest-rate swaps or mortgage swaps or purchasing interest-rate caps, floors or collars is often done to protect against interest rate fluctuations and hedge against fluctuations in the fixed income market. A Portfolio will generally enter into these transactions primarily to preserve a return or spread on a particular investment or portion of the portfolio and to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest-rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating-rate payments for fixed-rate payments). Since interest-rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective portfolio investments and their interest-rate positions. Portfolios will enter into interest-rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments. Interest-rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest-rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest-rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest-rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

The purchase of an interest-rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest-rate cap. The purchase of an interest-rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest-rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

Portfolios will not enter into any mortgage swap, interest-rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated either AA or A-1 or better by Standard & Poor's Rating Services, a Division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") or Aa or P-1 or better by Moody's Investors Services, Inc. ("Moody's"), or is determined to be of equivalent quality by the applicable Manager.

Credit default swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events.

EQUITY SWAPS are typically entered into for the purpose of investing in a market without owning or taking physical custody of securities in various circumstances where direct investment in the securities is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swaps contracts may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to an equity swap defaults, the Portfolio's risk of loss consists of the net amount of payment that the Portfolio is contractually entitled to receive, if any. The Portfolio will segregate cash or other liquid securities in an amount having an aggregate net asset value at least equal to the accrued excess of the Portfolio's obligations over its entitlements with respect to each equity swap. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Portfolio's potential expenses, as permitted by applicable law, the Portfolio believes that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions.

IPO INVESTING. IPO investment consists of a Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"). A portion of the Portfolio's return may be attributable to the Portfolio's investment in IPOs. IPO risk involves the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

INTERFUND BORROWING AND LENDING PROGRAM. The Trust has received exemptive relief from the SEC which permits a Portfolio to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of participating Portfolios, including the requirement that no Portfolio may borrow from the program unless it receives a more favorable interest rate than would be available to any of the participating Portfolios from a typical bank for comparable transaction. In addition, a Portfolio may participate in the program only if and the extent that such participation is consistent with the Portfolio's investment objectives and policies (for instance, money market funds would normally participate only as lenders). Interfund loans and borrowings may extend overnight but could have a maximum duration of seven days. Loans may be called on one business day's notice. A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Board of the participating Portfolios. To the extent a Portfolio is actually engaged in borrowing through the interfund lending program, the Portfolio will comply with its investment policy on borrowing.

SECURITIES LENDING. Consistent with applicable regulatory requirements, each Portfolio, except the CASH MANAGEMENT PORTFOLIO, may lend portfolio securities in amounts up to 331/3% of total assets to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Portfolio and are at all times secured by cash or equivalent collateral. In lending its portfolio securities, a Portfolio receives income while retaining the securities' potential for capital appreciation. The advantage of such loans is that a Portfolio continues to receive the interest and dividends on the loaned securities while at the same time earning interest on the collateral, which will be invested in high-quality short-term debt securities, including repurchase agreements. A loan may be terminated by the borrower on one business day's notice or by a Portfolio at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only to firms deemed by the Manager to be creditworthy. On termination of the loan, the borrower is required to return the securities to a Portfolio; and any gain or loss in the market price of the loaned security during the loan would inure to the Portfolio. Each such Portfolio will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

Since voting or consent rights accompany loaned securities pass to the borrower, each such Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Portfolio's investment in the securities that are the subject of the loan.

BORROWING. As a matter of fundamental policy each Portfolio is authorized to borrow up to 331/3% (and the CASH MANAGEMENT PORTFOLIO up to 5%) of its total assets for temporary or emergency purposes.

To the extent a Portfolio borrows for investment purposes, borrowing creates leverage which is a speculative characteristic. This practice may help increase the net asset value of the assets allocated to these Portfolios in an amount greater than would otherwise be the case when the market values of the securities purchased through borrowing increase. In the event the return on an investment of borrowed monies does not fully recover the costs of such borrowing, the value of the Portfolio's assets would be reduced by a greater amount than would otherwise be the case. The effect of leverage will therefore tend to magnify the gains or losses to the Portfolio as a result of investing the borrowed monies. During periods of substantial borrowings, the value of the Portfolio's assets would be reduced due to the added expense of interest on borrowed monies. Each of such Portfolios is authorized to borrow, and to pledge assets to secure such borrowings, up to the maximum extent permissible under the 1940 Act (i.e., presently 50% of net assets); provided that, with respect to the Multi-Managed Seasons Portfolios such limitation will be calculated with respect to the net assets allocated to the SunAmerica/Aggressive Growth component of such Multi-Managed Seasons Portfolio. The time and extent to which the component or Portfolios may employ leverage will be determined by the respective Manager in light of changing facts and circumstances, including general economic and market conditions, and will be subject to applicable lending regulations of the Board of Governors of the Federal Reserve Board.

Any such borrowing will be made pursuant to the requirements of the 1940 Act and will be made only to the extent that the value of each Portfolio's assets less its liabilities, other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of a Portfolio's assets, so computed, should fail to meet the 300% asset coverage requirement, the Portfolio is required, within three business days, to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense the Portfolio would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. Since substantially all of a Portfolio's assets fluctuate in value, but borrowing obligations are fixed when the Portfolio has outstanding borrowings, the net asset value per share of a Portfolio correspondingly will tend to increase and decrease more when the Portfolio's assets increase or decrease in value than would otherwise be the case. A Portfolio's policy regarding use of leverage is a fundamental policy, which may not be changed without approval of the shareholders of the Portfolio.

REVERSE REPURCHASE AGREEMENTS may be entered into with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Manager to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will segregate cash or other liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's repurchase obligation, and the Portfolio's use of proceeds of the agreement may effectively be restricted pending such decision. Reverse repurchase agreements that are covered with segregated securities are not considered to be borrowings and are, therefore, not subject to the percentage limitations on borrowings. Each Portfolio except the Asset Allocation:
Diversified Growth, Mid Cap Value, Stock and Small Cap Portfolios may enter into reverse repurchase agreements. See "Investment Restrictions."

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities ("roll securities") with the commitment to purchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio foregoes principal and interest paid on the roll securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. A Portfolio will enter only into covered rolls. Because "roll" transactions involve both the sale and purchase of a security, they may cause the reported portfolio turnover rate to be higher than that reflecting typical portfolio management activities.

Roll transactions involve certain risks, including the following: if the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument that the Portfolio is required to repurchase may be worth less than an instrument that the Portfolio originally held. Successful use of roll transactions will depend upon the Manager's ability to predict correctly interest rates and in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.

STANDBY COMMITMENTS are put options that entitle holders to same day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A Portfolio may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default. Ordinarily, the Portfolio may not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A Portfolio may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments. Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. The Manager may rely upon its evaluation of a bank's credit in determining whether to support an instrument supported by a letter of credit. Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the Portfolios; and the possibility that the maturities of the underlying securities may be different from those of the commitments.

WARRANTS give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration. Such investments can generally provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock. The prices of warrants do not necessarily move with the prices of the underlying securities. If the holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer. Although the Portfolios may not invest directly in warrants all Portfolios may invest in securities that are acquired as part of a unit consisting of a combination of fixed income and equity securities or securities to which warrants are attached.

NON-DIVERSIFIED STATUS. All Portfolios except the ASSET ALLOCATION: DIVERSIFIED GROWTH, STOCK, DIVERSIFIED FIXED INCOME, STRATEGIC FIXED INCOME and CASH MANAGEMENT PORTFOLIOS are "non-diversified" investment companies. As a result, under the 1940 Act, the Portfolios are limited only by their own investment restrictions as to the percentage of their assets that may be invested in the securities of any one issuer. However, in spite of the flexibility under the 1940 Act, the Portfolios would still have to meet quarterly diversification requirements under the Code in order for the Portfolios to qualify as a regulated investment company. As a result of the Code's diversification requirements, the Portfolios may not have the latitude to take full advantage of the relative absence of 1940 Act diversification requirements.

FOREIGN SECURITIES. Investments in foreign securities offer potential benefits not available from investments solely in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. Each Portfolio, other than the Cash Management Portfolio, is authorized to invest in foreign securities. A Portfolio may purchase securities issued by issuers in any country.

Foreign securities, include among other things, American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The Portfolios may invest in non-US dollar denominated securities of foreign companies. ADRs are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository that has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Holders of unsponsored ADRs generally bear all the costs associated with establishing the unsponsored ADR. The depository of an unsponsored ADR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored ADR voting rights with respect to the deposited securities or pool of securities. A Portfolio may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the U.S. can reduce costs and delays as well as potential currency exchange and other difficulties. The Portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Trust's custodian in three days. The Portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the U.S. as a domestic issuer. Accordingly, the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. For purposes of a

Portfolio's investment policies, the Portfolio's investments in these types of securities will be deemed to be investments in the underlying securities. Generally ADRs, in registered form, are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets. Each Portfolio, other than the Cash Management Portfolio, also may invest in securities denominated in European Currency Units ("ECUs"). An ECU is a "basket" consisting of specified amounts of currencies of certain of the twelve member states of the European Community. In addition, each Portfolio, other than the Cash Management Portfolio, may invest in securities denominated in other currency "baskets."

Investments in foreign securities, including securities of emerging market countries, present special additional investment risks and considerations not typically associated with investments in domestic securities, including reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than the U.S.; greater difficulties in commencing lawsuits; higher brokerage commission rates and custodian fees than the U.S.; increased possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; the imposition of foreign taxes on investment income derived from such countries; and differences (which may be favorable or unfavorable) between the U.S. economy and foreign economies. An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can potentially provide higher rates of return to investors.

The performance of investments in securities denominated in a foreign currency ("non-dollar securities") will depend on, among other things, the strength of the foreign currency against the dollar and the interest rate environment in the country issuing the foreign currency. Absent other events that could otherwise affect the value of non-dollar securities (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a Portfolio's non-dollar securities in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-dollar securities. Currencies are evaluated on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.

Because the Portfolios may invest in securities that are listed primarily on foreign exchanges that trade on weekends or other days when the Trust does not price its shares, the value of the Portfolios' shares may change on days when a shareholder will not be able to purchase or redeem shares.

PASSIVE FOREIGN INVESTMENT COMPANIES ("PFICs") are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Portfolios must pay if these investments are profitable, the Portfolios may make various elections permitted by the tax laws. These elections could require that the Portfolios recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

UNSEASONED ISSUERS are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might be otherwise be the case. In addition, investments in unseasoned issuers are more speculative and entail greater risk than do investments in companies with an established operating record.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc., at a specified future date and price. Options and Futures (defined herein) are generally used for either hedging or income enhancement purposes.

Options may either be purchased or written (i.e., sold). A call option written by a Portfolio obligates a Portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. After any such sales up to 25% of a Portfolio's total assets may be subject to calls. All call options written by a Portfolio must be "covered," which means that a Portfolio will own the securities subject to the option as long as the option is outstanding. The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, a Portfolio may forego the opportunity to profit from an increase in the market price of the underlying security.

A put option written by a Portfolio obligates a Portfolio to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Portfolio must be "covered," which means that the Portfolio will segregate cash, liquid assets or other suitable cover as permitted by the SEC, with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a Portfolio. However, in return for the option premium, a Portfolio accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

The following is more detailed information concerning options, futures and options on futures:

      Options on Securities. When a Portfolio writes (i.e., sells) a call option ("call") on a security it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. A Portfolio has retained the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.

      To terminate its obligation on a call it has written, a Portfolio may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because a Portfolio retains the underlying security and the premium received. If a Portfolio could not effect a closing purchase transaction due to lack of a market, it would hold the callable securities until the call expired or was exercised.

      When a Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and a Portfolio will lose its premium payment and the right to purchase the underlying investment.

      A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to a Portfolio as writing a covered call. The premium a Portfolio receives from writing a put option represents a profit as long as the price of the underlying investment remains above the exercise price. However, a Portfolio has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, a Portfolio (as the writer of the put) realizes a gain in the amount of the premium. If the put is exercised, a Portfolio must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, a Portfolio may incur a loss, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

      A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit a Portfolio to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Portfolio. A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

      When a Portfolio purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment a Portfolio owns enables the Portfolio to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Portfolio will lose its premium payment and the right to sell the underlying investment pursuant to the put. The put may, however, be sold prior to expiration (whether or not at a profit).

      Buying a put on an investment a Portfolio does not own permits the Portfolio either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in the stock market, a Portfolio could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

      When writing put options on securities, to secure its obligation to pay for the underlying security, a Portfolio will segregate liquid assets with a value equal to or greater than the exercise price of the underlying securities. A Portfolio therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of a Portfolio as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring a Portfolio to take delivery of the underlying security against payment of the exercise price. A Portfolio has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which a Portfolio effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once a Portfolio has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

      The purchase of a spread option gives a Portfolio the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Portfolio does not own, but which is used as a benchmark. The risk to a Portfolio in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Portfolio against adverse changes in prevailing credit quality spreads (i.e., the yield spread between high quality and lower quality securities). Such protection is provided only during the life of the spread option.

      Options on Foreign Currencies. Puts and calls are also written and purchased on foreign currencies. A call written on a foreign currency by a Portfolio is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A put option is "covered" if the Portfolio segregates cash or other liquid securities with a value at least equal to the exercise price of the put option. A call written by a Portfolio on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, a Portfolio collateralizes the option by segregating cash or other liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

      As with other kinds of option transactions, the writing of an option on currency will constitute only a partial hedge, up to the amount of the premium received. A Portfolio could be required to purchase or sell currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

      Options on Securities Indices. Puts and calls on broadly-based securities indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures. When a Portfolio buys a call on a securities index, it pays a premium. During the call period, upon exercise of a call by a Portfolio, a seller of a corresponding call on the same investment will pay the Portfolio an amount of cash to settle the call if the closing level of the securities index upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When a Portfolio buys a put on a securities index, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Portfolio's exercise of its put, to deliver to the Portfolio an amount of cash to settle the put if the closing level of the securities index upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

      Yield Curve Options. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent not anticipated. Yield curve options are traded over-the-counter and because they have been only recently introduced, established trading markets for these securities have not yet developed. Because these securities are traded over-the-counter, the SEC has taken the position that yield curve options are illiquid and, therefore, cannot exceed the SEC illiquidity ceiling. A Portfolio that may enter into yield curve options transactions will cover such transactions as described above.

      Futures. Interest rate futures contracts, interest rate swaps futures, foreign currency futures contracts and stock and bond index futures contracts, including futures on U.S. government securities (together, "Futures") are used primarily for hedging purposes and from time to time for income enhancement. Upon entering into a Futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "futures broker"). Futures are also often used to adjust exposure to various equity or fixed income markets or as a substitute for investments in underlying cash markets. As the Future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the Future, if a Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Portfolio, and any loss or gain is realized for tax purposes. All Futures transactions are effected through a clearinghouse associated with the exchange on which the Futures are traded.

      Interest rate futures contracts are purchased or sold generally for hedging purposes to attempt to protect against the effects of interest rate changes on a Portfolio's current or intended investments in fixed-income securities. For example, if a Portfolio owned long-term bonds and interest rates were expected to increase, that Portfolio might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Portfolio's portfolio. However, since the Futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Portfolio to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Portfolio's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Portfolio from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, a Portfolio could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and that Portfolio's cash reserves could then be used to buy long-term bonds on the cash market.

      Interest rate swap futures are futures contracts on 10-year interest rate swaps ("Swap Futures"), introduced by the Chicago Board of Trade in October 2001, which enable purchasers to cash settle at a future date at a price determined by the International Swaps and Derivatives Association Benchmark Rate for a 10-year U.S., dollar interest rate swap on the last day of trading, as published on the following business day by the Federal Reserve Board in its Daily Update to the H. 15 Statistical Release. Swap Futures attempt to replicate the pricing of interest rate swaps.

      The $100,000 par value trading units of Swap Futures represent the fixed-rate side of a 10-year interest rate swap that exchanges semiannual fixed rate payments at a 6% annual rate for floating rate payments based on 3-month LIBOR. Swap Futures trade in price terms quoted in points ($1,0000) and 32nds ($31.25) of the $100,000 notional par value. The contract settlement-date cycle is March, June, September and December, which is comparable to other fixed-income futures contracts.

      The structure of Swaps Futures blends certain characteristics of existing OTC swaps and futures products. Unlike most swaps traded in the OTC market that are so-called "par" swaps with a fixed market value trading on a rate basis, Swap Futures have fixed notional coupons and trade on a price basis. In addition, Swap Futures are constant maturity products that will not mature like OTC swaps, but rather represent a series of ten-year instruments expiring quarterly. Because Swap Futures are traded on an exchange, there is no counterparty or default risk, although, like all futures contracts, the Portfolio could experience delays and/or losses associated with the bankruptcy of a broker through which the Portfolio engages in futures transactions. Investing in Swap Futures is subject to the same risks of investing in futures, which is described above.

      Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Portfolio's current or intended investments from broad fluctuations in stock or bond prices. For example, a Portfolio may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Portfolio's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the Futures position. When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

      Foreign currency futures contracts are generally entered into for hedging or income enhancement purposes to attempt to protect a Portfolio's current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. For example, a Portfolio may sell futures contracts on a foreign currency when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the Futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Portfolio's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities since a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

      Conversely, a Portfolio could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing Futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Portfolio purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Portfolio will sustain losses on its futures position, which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

      Options on Futures include options on interest rate futures contracts, stock and bond index futures contracts and foreign currency futures contracts.

      The writing of a call option on a Futures contract constitutes a partial hedge against declining prices of the securities in the portfolio. If the Futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a Futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures contract. If the Futures price at expiration of the put option is higher than the exercise price, a Portfolio will retain the full amount of the option premium that provides a partial hedge against any increase in the price of securities the Portfolio intends to purchase. If a put or call option a Portfolio has written is exercised, the Portfolio will incur a loss, which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on Futures positions, a Portfolio's losses from exercised options on Futures may to some extent be reduced or increased by changes in the value of portfolio securities.

      A Portfolio may purchase options on Futures for hedging purposes, instead of purchasing or selling the underlying Futures contract. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Portfolio could, in lieu of selling a Futures contract, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. If the market decline does not occur, the Portfolio will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Portfolio could purchase call Options on Futures, rather than purchasing the underlying Futures contract. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Portfolio will suffer a loss equal to the price of the call but the securities the Portfolio intends to purchase may be less expensive.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS ("Forward Contracts") involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Institutions that deal in forward currency contracts, however, are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. No price is paid or received upon the purchase or sale of a Forward Contract. Portfolios may use Forward Contracts to reduce certain risks of their respective investments and/or to attempt to enhance return.

Forward Contracts are generally used to protect against uncertainty in the level of future exchange rates, although they may be used to enhance returns. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Forward Contracts may also be entered into with respect to specific transactions. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in (or affected by fluctuations in, in the case of ADRs) a foreign currency, or when a Portfolio anticipates receipt of dividend payments in a foreign currency, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction. A Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

Forward Contracts are also used to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when a Portfolio believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a Forward Contract to sell an amount of that foreign currency approximating the value of some or all of the portfolio securities denominated in (or affected by fluctuations in, in the case of ADRs) such foreign currency, or when a Portfolio believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a Forward Contract to buy that foreign currency for a fixed dollar amount. In this situation a Portfolio may, in the alternative, enter into a Forward Contract to sell a different foreign currency for a fixed U.S. dollar amount where the Portfolio believes that the U.S. dollar value of the currency to be sold pursuant to the Forward Contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Portfolio are denominated ("cross-hedging"). Another example of a cross-hedge may involve a Portfolio entering into a Forward Contract to sell a fixed Euro amount and to enter into a Forward Contract to buy a fixed amount of a different currency. A Portfolio may also hedge investments denominated in a foreign currency by entering into forward currency contracts with respect to a foreign currency that is expected to correlate to the currency in which the investments are denominated ("proxy hedging").

The Portfolios will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio will segregate cash or other liquid securities having a value equal to the aggregate amount of the Portfolio's commitments under Forward Contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, a Portfolio may purchase a call option permitting the Portfolio to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the Forward Contract price or the Portfolio may purchase a put option permitting the Portfolio to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the Forward Contract price. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency a Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and transactions costs.

At or before the maturity of a Forward Contract requiring a Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

The cost to a Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, a Portfolio must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Portfolio may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

NEW DEVELOPMENTS. In addition, each Portfolio may invest in securities and other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with the Portfolio's investment objectives, policies and restrictions and is otherwise legally permissible under federal and state laws.

The Prospectuses and SAI, as appropriate, will be amended or supplemented as appropriate to discuss any such new investments.

PORTFOLIO TRADING. A Portfolio may engage in portfolio trading when it is believed by the Manager that the sale of a security owned and the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value in light of what is evaluated as an expected rise in prevailing yields, or a security may be purchased in anticipation of a market rise (a decline in prevailing yields). A security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.

SPECIAL SITUATIONS. As described in the Prospectuses, certain Portfolios may invest in "special situations." A special situation arises when, in the opinion of a Manager, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

In addition, each Portfolio may invest in securities and other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with the Portfolio's investment objectives, policies and restrictions and is otherwise legally permissible under federal and state laws. The Prospectuses and SAI, as appropriate, will be amended or supplemented as appropriate to discuss any such new investments.

SUPPLEMENTAL INFORMATION ABOUT DERIVATIVES AND THEIR USE

The Trust's custodian, or a securities depository acting for the custodian, will act as each Portfolio's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the securities on which the Portfolio has written options or as to other acceptable escrow securities, so that no margin will be required for such transaction. OCC will release the securities on the expiration of the option or upon a Portfolio's entering into a closing transaction.

An option position may be closed out only on a market that provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option. A Portfolio's option activities may affect its turnover rate and brokerage commissions. The exercise by a Portfolio of puts on securities will result in the sale of related investments, increasing portfolio turnover. Although such exercise is within a Portfolio's control, holding a put might cause the Portfolio to sell the related investments for reasons that would not exist in the absence of the put. A Portfolio will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those that would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying investments.

In the future, each Portfolio may employ derivatives and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with a Portfolio's investment objectives, legally permissible and adequately disclosed.

REGULATORY ASPECTS OF DERIVATIVES. Each Portfolio that utilizes such instruments must operate within certain restrictions as to its long and short positions in Futures and options thereon under a rule (the "CFTC Rule") adopted by the CFTC under the Commodity Exchange Act (the "CEA"), which excludes the Portfolio from registration with the CFTC as a "commodity pool operator" (as defined in the CEA) if it complies with the CFTC Rule. In particular, the Portfolio may (i) purchase and sell Futures and options thereon for bona fide hedging purposes, as defined under CFTC regulations, without regard to the percentage of the Portfolio's assets committed to margin and option premiums, and (ii) enter into non-hedging transactions, provided that the Portfolio may not enter into such non-hedging transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Portfolio's existing Futures positions and option premiums would exceed 5% of the fair value of its portfolio, after taking into account unrealized profits and unrealized losses on any such transactions. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

Transactions in options by a Portfolio are subject to limitations established by each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options a Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the 1940 Act, when a Portfolio purchases a Future, the Portfolio will segregate cash or other liquid securities in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

POSSIBLE RISK FACTORS IN DERIVATIVES. Participation in the options or Futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Portfolio would not be subject absent the use of these strategies. If the Manager's predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to a Portfolio may leave the Portfolio in a worse position than if such strategies were not used. There is also a risk in using short hedging by selling Futures to attempt to protect against decline in value of the portfolio securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Portfolio's securities. The ordinary spreads between prices in the cash and Futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the Futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close Futures contracts through offsetting transactions, which could distort the normal relationship between the cash and Futures markets. Second, the liquidity of the Futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the Futures markets could be reduced, thus producing distortion. Third, from the point-of-view of speculators, the deposit requirements in the Futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the Futures markets may cause temporary price distortions.

If a Portfolio establishes a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying Futures and/or calls on such Futures or on debt securities, it is possible that the market may decline; if the Manager then determines not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Portfolio will realize a loss that is not offset by a reduction in the price of the debt securities purchased.

SUPPLEMENTAL INFORMATION CONCERNING HIGH-YIELD, HIGH-RISK BONDS AND SECURITIES RATINGS.

HIGH-YIELD, HIGH-RISK BONDS may present certain risks, which are discussed below:

      Sensitivity to Interest Rate and Economic Changes. High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Portfolio's net asset value.

      Payment Expectations. High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

      Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely a Portfolio's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

The Managers attempt to reduce these risks through diversification of the applicable Portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments. If a high-yield bond previously acquired by a Portfolio is downgraded, the Managers, as appropriate, will evaluate the security and determine whether to retain or dispose of it.

The following are additional restrictions and/or requirements concerning the ratings of securities:

      1. The AGGRESSIVE GROWTH COMPONENT/SUNAMERICA, the STOCK PORTFOLIO, and the MID CAP GROWTH PORTFOLIO may invest in debt securities rated as low as "BBB-" by Standard & Poor's, "Baa3" by Moody's, or unrated securities determined by the Manager to be of comparable quality.

      2. The GROWTH COMPONENT/JANUS and the INTERNATIONAL EQUITY PORTFOLIO may invest up to 35% and 20%, respectively, of net assets in high-yield/high-risk securities rated below Baa3 by Moody's or BBB-by Standard & Poor's, or unrated bonds determined by the Manager to be of comparable quality. The LARGE CAP GROWTH PORTFOLIO may invest up to 20% of net assets in high-yield/high-risk securities rated below Baa3 by Moody's or BBB- by Standard & Poor's, or unrelated bonds determined by the Manager to be of comparable quality.

      3. The BALANCED COMPONENT/SUNAMERICA may invest up to 15% of total assets in the component in securities rated below Baa3 by Moody's of BBB- by Standard & Poor's (or, in each case, if not rated, determined by the Manager to be of comparable quality).

      4. The FIXED INCOME COMPONENT/WELLINGTON MANAGEMENT may invest up to 20% of its assets in securities rated below Baa3 by Moody's or BBB-by Standard & Poor's and no more than 10% of its assets in bonds rated as low as C by Moody's or D by Standard & Poor's (or, in each case, if not rated, determined by the Manager to be of comparable quality).

      5. The LARGE CAP COMPOSITE PORTFOLIO (up to 15%) and the LARGE CAP VALUE PORTFOLIO (up to 10%) may invest in debt securities rated below investment grade (i.e., below "BBB-" by Standard & Poor's or below "Baa3" by Moody's) or, if unrated, determined by the Manager to be of equivalent quality.

      6. The ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO may invest up to 20% of its total assets in securities rated below Baa3 by Moody's or BBB- by Standard & Poor's, including no more than 5% of its total assets in bonds rated at the time of purchase below Caa by Moody's or CCC by Standard & Poor's (or, in each case, if not rated, determined by the Manager to be of comparable quality).

      7. The SMALL CAP PORTFOLIO, the MID CAP VALUE PORTFOLIO, and the DIVERSIFIED FIXED INCOME PORTFOLIO may invest up to 20% of their respective assets in securities rated below Baa3 by Moody's or BBB-by Standard & Poor's and no more than 10% of their respective assets in bonds rated as low as C by Moody's or D by Standard & Poor's. In addition, the portion of the LARGE CAP GROWTH PORTFOLIO managed by Janus may invest up to 20% of the assets allocated to it in securities rated below Baa by Moody's or BBB by Standard & Poor's; and the portion of the LARGE CAP GROWTH and MID CAP VALUE PORTFOLIOS allocated to Goldman Sachs Asset Management L.P. ("GSAM") and the portion of the International Equity Portfolio allocated to Goldman Sachs Asset Management-International ("GSAM-International") may invest no more than 10% of the assets allocated to it in bonds rated as low as C by Moody's or D By Standard & Poor's. The Strategic Fixed Income Portfolio may invest up to 75% of its assets in investments which may be considered to have credit quality below investment grade as determined by internationally recognized credit rating agency organizations, such as Moody's and Standard &

            Poor's. In each case, securities that are not rated will be subject to the percentage limitations of securities determined by the Manager to be of comparable quality as stated herein.

      8. The CASH MANAGEMENT PORTFOLIO currently invests only in instruments rated in the highest rating category by Moody's and Standard & Poor's or in instruments issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities.

      9. The FOCUS GROWTH PORTFOLIO currently invests only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top two rating categories by Standard & Poor's and Moody's or in instruments issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities.

      10. The FOCUS GROWTH PORTFOLIO, FOCUS TECHNET PORTFOLIO AND FOCUS GROWTH AND INCOME PORTFOLIO may invest up to 20% of their respective total assets in debt securities that the Managers expect to have the potential for capital appreciation, including debt securities rated below "BBB" by Standard & Poor's, or "Baa" by Moody's, or, if unrated, determined by the Managers to be of equivalent quality (junk bonds).

      11. The FOCUS VALUE PORTFOLIO will limit its investments in debt securities to primarily "investment-grade" obligations. The Portfolio may invest up to 5% of its assets in "high-yield" securities.

                             INVESTMENT RESTRICTIONS

The Trust has adopted for each Portfolio certain investment restrictions that are fundamental policies and cannot be changed without the approval of the holders of a majority of that Portfolio's outstanding shares. Such majority is defined as the vote of the lesser of (i) 67% or more of the outstanding shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made.

Each Portfolio may not:

      1. With respect to each of the ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO, STOCK PORTFOLIO, DIVERSIFIED FIXED INCOME PORTFOLIO, STRATEGIC FIXED INCOME PORTFOLIO AND CASH MANAGEMENT PORTFOLIO, invest more than 5% of the Portfolio's total assets in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of each such Portfolio's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the government of the United States or of any of its agencies or instrumentalities.

      2. With respect to each of the ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO, STOCK PORTFOLIO, DIVERSIFIED FIXED INCOME PORTFOLIO, STRATEGIC FIXED INCOME PORTFOLIO AND CASH MANAGEMENT PORTFOLIO, as to 75% of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer.

      3. Invest more than 25% of the Portfolio's total assets in the securities of issuers in the same industry, except that the FOCUS TECHNET PORTFOLIO may invest over 25% of its total assets in the securities of issuers in the technology industry. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. In addition, the CASH MANAGEMENT PORTFOLIO may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks. The gas, electric, water and telephone businesses will be considered separate industries. The FOCUS TECHNET PORTFOLIO invests primarily in the securities of issuers in the technology sector and therefore is not subject to the 25% limitation on industry concentration with respect to any industry within the technology sector.

      4. Invest in real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, that deal in real estate or interests therein); provided that a Portfolio may hold or sell real estate acquired as a result of the ownership of securities.

      5. Purchase or sell commodities or commodity contracts, except to the extent that each Portfolio may do so in accordance with applicable law and the Portfolio's Prospectuses and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the CEA. Any Portfolio may engage in transactions in put and call options on securities, indices and currencies, spread transactions, forward and futures contracts on securities, indices and currencies, put and call options on such futures contracts, forward commitment transactions, forward foreign currency exchange contracts, interest rate, mortgage and currency swaps and interest rate floors and caps and may purchase Hybrid Instruments.

      6.    Make loans to others except for (a) the purchase of debt securities;
            (b) entering into repurchase agreements; (c) the lending of its portfolio securities; and (d) as otherwise permitted by exemptive order of the SEC.

      7. Borrow money, except that (i) each Portfolio may borrow in amounts up to 33"% (5% in the case of the CASH MANAGEMENT PORTFOLIO) of its total assets for temporary or emergency purposes, (ii) each of the MULTI-MANAGED GROWTH AND MODERATE GROWTH PORTFOLIOS, through its SunAmerica/Aggressive Growth component, and the LARGE CAP GROWTH PORTFOLIO, LARGE CAP COMPOSITE PORTFOLIO, LARGE CAP VALUE PORTFOLIO, MID CAP GROWTH PORTFOLIO, MID CAP VALUE PORTFOLIO, SMALL CAP PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO, DIVERSIFIED FIXED INCOME PORTFOLIO and STRATEGIC FIXED INCOME PORTFOLIO may borrow for investment purposes to the maximum extent permissible under the 1940 Act (with any percentage limitation calculated only with respect to the total assets allocated to the SunAmerica/Aggressive Growth component of such MULTI-MANAGED SEASONS PORTFOLIO), (iii) the FOCUS GROWTH PORTFOLIO, FOCUS TECHNET PORTFOLIO, FOCUS GROWTH AND INCOME PORTFOLIO AND FOCUS VALUE PORTFOLIO may borrow for investment purposes to the maximum extent permissible under the 1940 Act (i.e., presently 50% of net assets), and (iv) a Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. This policy shall not prohibit a Portfolio's engaging in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectuses and SAI, as they may be amended from time to time.

      8. Issue senior securities as defined in the 1940 Act, except that each Portfolio may enter into repurchase agreements, reverse repurchase agreements and dollar rolls, lend its portfolio securities and borrow money, as described above, and engage in similar investment strategies described in the Prospectuses and SAI, as they may be amended from time to time.

      9. Engage in underwriting of securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities of the Portfolio.

            The following additional restrictions are not fundamental policies and may be changed by the Trustees without a vote of shareholders. Each Portfolio may not:

      10.   Purchase securities on margin.

      11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts. In addition, a Portfolio may pledge assets in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectuses and SAI, as they may be amended from time to time.

      12. Sell securities short, including short sales "against the box" (i.e., where a Portfolio contemporaneously owns, or has the right to acquire at no additional cost, securities identical or substantially similar to those sold short) if as a result more than 25% of its net assets would be subject to such short sales.

      13. Purchase or sell securities of other investment companies except (i) to the extent permitted by applicable law; and (ii) that Janus and
            T. Rowe Price may invest uninvested cash balances of their respective component of each Portfolio in money market mutual funds that it manages to the extent permitted by applicable law.

      14. Enter into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% (10% in the case of the CASH MANAGEMENT PORTFOLIO) of a Portfolio's net assets would be so invested. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of that Act that may be offered and sold to "qualified institutional buyers" as defined in Rule 144A, which the Manager has determined to be liquid pursuant to guidelines established by the Trustees, will not be considered illiquid for purposes of this 15% limitation on illiquid securities.

                           TRUST OFFICERS AND TRUSTEES

The trustees and executive officers of the Trust, their business addresses, ages and principal occupations for the past five years are set forth below. Unless otherwise noted, the address of each executive officer and trustee is One SunAmerica Center, Los Angeles, California 90067-6022.

                                                                         NUMBER OF
                                                                        PORTFOLIOS
                                                        PRINCIPAL         IN FUND
                          POSITIONS                    OCCUPATION(S)      COMPLEX
 NAME, ADDRESS AND        HELD WITH     LENGTH OF     DURING PAST 5     OVERSEEN BY    OTHER DIRECTORSHIPS
   DATE OF BIRTH            TRUST     TIME SERVED(1)      YEARS          TRUSTEE(2)     HELD BY TRUSTEE(3)
-----------------------  -----------  -------------  -----------------  -----------  --------------------------
INDEPENDENT TRUSTEES

CARL D. COVITZ(4)
DOB: March 31, 1939        Trustee    February 2001  Owner and               56      Director, Kayne Anderson
                                                     President,                      Mutual Funds (since
                                                     Landmark                        1995); Director, Arden
                                                     Capital, Inc.                   Realty, Inc.
                                                     (since 1973)                    (since 1995)

MONICA C. LOZANO           Trustee    December 1998  President and           56      Trustee, University of
DOB:  July 21, 1956                                  Chief Operating                 Southern California
                                                     Officer (since                  (since 1991); Director,
                                                     2000), La Opinion               California Healthcare
                                                     (newspaper                      Foundation (since 1998);
                                                     publishing                      Director,
                                                     concern);                       Tenet Healthcare
                                                     Associate                       Corporation
                                                     Publisher                       (since 2002);
                                                     (1991-1999) and                 Director, The Walt Disney
                                                     Executive Editor                Company (since 2000);
                                                     (1995-1999)                     Director, Union Bank of
                                                     thereof                         California (since 2001)

GILBERT T. RAY             Trustee    February 2001  Retired Partner,        56      Director, Advance Auto
DOB: September 18, 1944                              O'Melveny &                     Parts, Inc. (retail-auto
                                                     Myers LLP (since                & home supply stores) (since
                                                     2000); and                      2002);  Director, Watts,
                                                     Attorney                        Wyatt & Company (services -
                                                     (1972-2000)                     management consulting services)
                                                     thereof                         (since 2000)

ALLAN L. SHER               Trustee   January 1997   Retired,                56      Director, Bowl America
DOB: October 19, 1931                                Brokerage                       Incorporated (1997-Present)
                                                     Executive (since
                                                     1992)

BRUCE G. WILLISON           Trustee   February 2001  Dean, Anderson          56      Director, Nordstrom, Inc.
DOB: October 16, 1948                                School at UCLA                  (since 1997); Director,
                                                     (since 1999)                    Homestore, Inc. (real
                                                                                     estate agents
                                                                                     & managers) (since 2003);
                                                                                     Director
                                                                                     Healthnet International,
                                                                                     Inc.

                                                                         NUMBER OF
                                                                        PORTFOLIOS
                                                       PRINCIPAL         IN FUND
                         POSITIONS                   OCCUPATION(S)        COMPLEX
 NAME, ADDRESS AND       HELD WITH      LENGTH OF    DURING PAST 5      OVERSEEN BY     OTHER DIRECTORSHIPS
   DATE OF BIRTH           TRUST      TIME SERVED(1)     YEARS           TRUSTEE(2)       HELD BY TRUSTEE(3)
-----------------------  -----------  -------------  ----------------   -----------  --------------------------
                                                                                     (business services) (since
                                                                                     2000)

INTERESTED TRUSTEE

JANA W. GREER (5)        Trustee and  February 2001  President,              56      Director, National
DOB:  December 30, 1951  Chairman                    SunAmerica                      Association for Variable
                                                     Retirement                      Annuities (since 1999)
                                                     Markets, Inc.
                                                     (since 1996);
                                                     Executive Vice
                                                     President,
                                                     AIG Retirement
                                                     Services,
                                                     Inc. (since 1991)

                                                                           NUMBER OF
                                                                          PORTFOLIOS
                                                         PRINCIPAL         IN FUND
                          POSITIONS                     OCCUPATION(S)      COMPLEX
   NAME, ADDRESS AND      HELD WITH       LENGTH OF     DURING PAST 5     OVERSEEN BY  OTHER DIRECTORSHIPS
     DATE OF BIRTH          TRUST       TIME SERVED(4)      YEARS          TRUSTEE(1)   HELD BY TRUSTEE(3)
-----------------------  -------------  -------------  -----------------  -----------  ------------------
OFFICERS

NORI L. GABERT             Secretary     March 2005    Vice President         N/A              N/A
AIG SunAmerica Asset                                   and Deputy
Management Corp.                                       General Counsel,
2929 Allen Parkway                                     SAAMCo (2001 to
Houston, Texas 77019                                   present);
DOB:  August 15, 1953                                  Formerly,
                                                       Associate General
                                                       Counsel, American
                                                       General
                                                       Corporation,
                                                       (1997-2001).

DONNA M. HANDEL          Treasurer and    May 2002     Assistant              N/A              N/A
AIG SunAmerica Asset       Principal                   Treasurer (1993
Management Corp.           Financial                   to 1997); Senior
Harborside Financial        Officer                    Vice President,
Center 3200 Plaza 5                                    SAAMCo (December
Jersey City, NJ 07311                                  2004 to Present);
DOB:  June 25, 1966                                    Vice President,
                                                       SAAMCo (1997 to
                                                       December 2004).

VINCENT MARRA            President and  December 2004  Senior Vice            N/A              N/A
AIG SunAmerica Asset       Principal                   President and
Management Corp.           Executive                   Chief Operating
Harborside Financial        Officer                    Officer, SAAMCo
Center 3200 Plaza 5                                    (Feb. 2003 to
Jersey City, NJ 07311                                  Present); Chief
DOB: May 28, 1950                                      Administrative
                                                       Officer and Chief
                                                       Financial
                                                       Officer, Carret &
                                                       Co. LLC (June
                                                       2002 to Feb.
                                                       2003); President,
                                                       Bowne Digital
                                                       Solutions (1999
                                                       to May 2002).

---------------

1     Trustees serve until their successors are duly elected and qualified.

2 Fund Complex includes the Trust (24 portfolios), AIG Series Trust (4 funds), SunAmerica Series Trust (32 portfolios), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series

            Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (24 funds) and VALIC Company II (15 funds).

      3 Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act other than those listed under the preceding column.

      4 Mr. Covitz owns passive limited partnership interests in certain private investment funds for which Wellington Management or its affiliates serve as manager and general partner.

      5 Ms. Greer is considered to be an Interested Trustee, as defined in the 1940 Act, because she serves as President of SunAmerica Retirement Markets, Inc. and Executive Vice President of AIG Retirement Services, Inc., affiliates of SunAmerica, the investment adviser and manager (as defined herein.)

The Trustees of the Trust are responsible for the overall supervision of the operation of the Trust and each Portfolio and perform various duties imposed on directors/trustees of investment companies by the 1940 Act and under the Trust's Declaration of Trust. The Trust pays no salaries or compensation to any of its officers, all of whom are officers or employees of AIG SunAmerica Life Assurance Company or its affiliates. For the Trust and SunAmerica Series Trust (the "Annuity Funds"), an annual fee of $68,000, plus $2,500 for each regularly scheduled meeting attended and expenses are paid to each Trustee who is not an officer or employee of AIG SunAmerica Life Assurance Company or its affiliates for attendance at regularly scheduled meetings of the Board of Trustees. Trustees will be compensated for participation telephonically at the regularly scheduled Board Committee Meetings, but only if such participation is the first such participation via telephone in the calendar year, otherwise, no attendance fee will be paid. For participation in telephonic meetings or in-person meetings that are not considered part of the regularly scheduled Board or Board Committee Meetings, a participation fee of $2,500 will be paid. The lead Trustee shall receive an additional retainer fee of $20,000. The Audit Committee Financial Expert shall receive an additional retainer fee of $5,000. These expenses are allocated on the basis of the relative net assets of each Portfolio of the Annuity Funds. All other Trustees receive no remuneration from the Trust.

In addition, each Independent Trustee also serves on the Audit Committee, Ethics Committee, and the Nomination and Governance Committee of the Board of Trustees. The Trust's Audit Committee reviews annually the nature and cost of the professional services rendered by the Trust's independent accountants, the results of their year-end audits and their findings and recommendations as to accounting and financial matters, including the adequacy of internal controls. On the basis of this review, the Audit Committee makes recommendations to the Trustees as to the appointment of independent accountants for the following year. The Chair of the Audit Committee shall receive an additional retainer of $10,000. Members of the Audit Committee serve without compensation. For the fiscal year ended March 31, 2005, the Audit Committee held three meetings.

The Trust's Nomination and Governance Committee is responsible for the selection and nomination of candidates for appointment or election to serve as trustees. The Nomination and Governance Committee does not normally consider candidates proposed by shareholders for election of Trustees. Members of the Nomination and Governance Committee serve without compensation. For the fiscal year ended March 31, 2005, the Nomination and Governance Committee held four meetings.

As of June 1, 2005, the officers and Trustees as a group owned an aggregate of less than 1% of the outstanding shares of each class of each Portfolio of the Trust.

                        TRUSTEE OWNERSHIP OF TRUST SHARES

The following table shows the dollar range of shares beneficially owned by each Trustee.

INDEPENDENT TRUSTEES

                                                      AGGREGATE DOLLAR RANGE OF EQUITY
                                                        SECURITIES IN ALL REGISTERED
                   DOLLAR RANGE OF EQUITY SECURITIES  INVESTMENT COMPANIES OVERSEEN BY
NAME OF TRUSTEE              IN THE TRUST(1)                 TRUSTEE IN FAMILY(2)
-----------------  ---------------------------------  --------------------------------
Carl D. Covitz                    0                                 0

Monica C. Lozano                  0                                 0

Gilbert T. Ray                    0                                 0

Allan L. Sher                     0                                 0

Bruce G. Willison                 0                                 0

1 Includes the value of shares beneficially owned by each Trustee as of December 31,2004.

2 Includes the Trust (24 portfolios) and SunAmerica Series Trust (32 portfolios).

INTERESTED TRUSTEE

                                                         AGGREGATE DOLLAR RANGE OF EQUITY
                                                         SECURITIES IN ALL REGISTERED
                   DOLLAR RANGE OF EQUITY SECURITIES IN  INVESTMENT COMPANIES OVERSEEN
 NAME OF TRUSTEE                 THE TRUST                     BY TRUSTEE IN FAMILY
-----------------  ------------------------------------  --------------------------------
Jana W. Greer                       0                                     0

As of December 31, 2004, no Independent Trustees nor any of their immediate family members owned beneficially or of record any securities in SunAmerica or Distributor or any person other than a registered investment company, directly or indirectly, controlling, controlled by or under common control with such entities.

The following table sets forth information summarizing the compensation of each of the Trustees for his/her services as Trustee for the fiscal year ended March 31, 2005.

                               COMPENSATION TABLE

                                          PENSION OR
                                      RETIREMENT BENEFITS  TOTAL COMPENSATION FROM
                       AGGREGATE      ACCRUED AS PART OF    TRUST AND FUND COMPLEX
                   COMPENSATION FROM    TRUST EXPENSES        PAID TO TRUSTEES*
    TRUSTEE              TRUST
-----------------  -----------------  -------------------  ------------------------
Carl D. Covitz          $18,076               N/A                  $ 88,000

Monica C. Lozano        $17,567               N/A                  $ 85,500

Gilbert T. Ray          $18,076               N/A                  $ 88,000

Allan L. Sher           $21,688               N/A                  $105,500

Bruce G. Willison       $18,076               N/A                  $ 88,000

* Fund Complex includes the Trust (24 portfolios), AIG Series Trust (4 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (15 portfolio), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (24 funds), VALIC Company II (15 funds) and SunAmerica Series Trust (32 portfolios).

                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica to handle the management of the Trust and its day-to-day affairs. SunAmerica is a wholly-owned subsidiary of AIG, the leading U.S.-based international insurance organization. AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance related activities and financial services in the United States and abroad.

The Agreement provides that SunAmerica shall act as investment adviser to the Trust, manage the Trust's investments, administer its business affairs, furnish offices, necessary facilities and equipment, provide clerical, bookkeeping and administrative services, and permit any of SunAmerica's officers or employees to serve without compensation as Trustees or officers of the Trust if duly elected to such positions. Under the Agreement, the Trust agrees to assume and pay certain charges and expenses of its operations, including: direct charges relating to the purchase and sale of portfolio securities, interest charges, fees and expenses of independent legal counsel and independent accountants, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares for sale, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of data processing and related services, shareholder recordkeeping and shareholder account service, expenses of printing and distributing prospectuses and statements of additional information, expenses of annual and special shareholders' meetings, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of Trustees who are not employees of SunAmerica or its affiliates, membership dues in the Investment Company Institute or any similar organization, all taxes and fees to federal, state or other governmental agencies, insurance premiums and extraordinary expenses such as litigation expenses.

The Agreement, after initial approval with respect to each Portfolio, continues in effect for a period of two years, in accordance with its terms, unless terminated, and thereafter may be renewed from year to year as to each Portfolio for so long as such renewal is specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each relevant Portfolio, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement provides that it may be terminated by either party without penalty upon the specified written notice contained in the Agreement. The Agreement also provides for automatic termination upon assignment.

At a meeting held on September 9, 2004, the Board of Trustees, including the Independent Trustees, approved the existing Agreement with SunAmerica with respect to each Portfolio.

In approving the existing Agreement, the Board of Trustees, including the Independent Trustees, considered (i) the reasonableness of the advisory fee in light of the nature and quality of advisory services provided and any additional benefits received by SunAmerica or its affiliates in connection with providing services to the Portfolio, (ii) the Portfolio 's investment performance compared to a selected peer group, and to an appropriate index or combination of indices,
(iii) the nature, quality, cost and extent of administrative services performed by SunAmerica and affiliated companies, (iv) the Portfolio's expense ratio, and expense ratios of similar funds, (v) economics of scale, (vi) the terms of the agreement, (vii) the overall organization of SunAmerica, as well as SunAmerica's profitability and financial condition. Additionally, the Board considered that although the Subadvisory Agreements gives the Manager the authority to make investment decisions for each Portfolio, SunAmerica monitors the performance of the Manager and retains the responsibility for the overall management of each Portfolio. Specifically, the Board noted information received at regular meetings throughout the year related to Portfolio performance and SunAmerica's services, and benefits potentially accruing to SunAmerica and its affiliates from securities lending and administrative relationships with affiliates of SunAmerica, if any, as well as research services received by SunAmerica from broker-dealers who execute transactions on behalf of the Portfolios. In addition, the Board reviewed SunAmerica's Code of Ethics and determined that it contains provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts by its personnel in connection with their personal transactions in securities held or to be acquired by the Portfolio.

In making their determination regarding the nature and quality of SunAmerica's services, the Board of Trustees considered the expertise and experience of its portfolio managers and research staff, the firm's investment style and process, and the level and process of monitoring the managers and subadvisers conducted by SunAmerica. The Board received reports prepared independently by Lipper, Inc. ("Lipper") showing comparative fee and performance information of the Portfolios, peer groups as determined objectively by Lipper, and rankings within the relevant Lipper categories, as well as reports prepared by SunAmerica and by counsel to the Independent Trustees. In reviewing performance, the Trustees particularly reviewed the relative rankings of each Portfolio and the Managers. With respect to administrative services, the Board considered SunAmerica's and its affiliates' staffing and resources in executing the services. The Board analyzed the structure and duties of SunAmerica's accounting, operations, legal and compliance departments. The Board reviewed the Portfolios' expense ratios and analyzed the expense reimbursements and net expense ratio caps contractually agreed upon by SunAmerica. Where applicable, the Board considered that the Portfolios' advisory and subadvisory fee structures reflect breakpoints, which permit fee reductions resulting from economies of scale. With respect to SunAmerica's organization, the Board reviewed confidential financial statements relating to the firm's profitability and financial condition, and the Board considered SunAmerica's relationships with its affiliates and the resources available to them. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Under the terms of the Agreement, SunAmerica is not liable to the Trust, or to any other person, for any act or omission by it or for any losses sustained by the Trust or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

As compensation for its services, SunAmerica receives from the Trust a fee, accrued daily and payable monthly, based on the net assets of each Portfolio at the following annual rates:

PORTFOLIO                                       ADVISORY FEE (AS A PERCENTAGE OF ASSETS)
----------------------------------------------  ---------------------------------------
Multi-Managed Growth Portfolio                                      0.89%
Multi-Managed Moderate Growth Portfolio                             0.85%
Multi-Managed Income/Equity Portfolio                               0.81%
Multi-Managed Income Portfolio                                      0.77%
Asset Allocation: Diversified Growth Portfolio                      0.85%
Stock Portfolio                                                     0.85%
Large Cap Growth Portfolio                      First $250 million        0.80%
                                                Next $250 million         0.75%
                                                Over $500 million         0.70%
Large Cap Composite Portfolio                   First $250 million        0.80%
                                                Next $250 million         0.75%
                                                Over $500 million         0.70%
Large Cap Value Portfolio                       First $250 million        0.80%
                                                Next $250 million         0.75%
                                                Over $500 million         0.70%
Mid Cap Growth Portfolio                        First $250 million        0.85%
                                                Next $250 million         0.80%
                                                Over $500 million         0.75%
Mid Cap Value Portfolio                         First $250 million        0.85%
                                                Next $250 million         0.80%
                                                Over $500 million         0.75%
Small Cap Portfolio                             First $250 million        0.85%
                                                Next $250 million         0.80%
                                                Over $500 million         0.75%
International Equity Portfolio                                      1.00%
Diversified Fixed Income Portfolio              First $200 million        0.70%
                                                Next $200 million         0.65%
                                                Over $400 million         0.60%
Strategic Fixed Income Portfolio                First $200 million         .80%
                                                Next $300 million          .75%
                                                Over $500 million          .70%
Cash Management Portfolio                       First $100 million        0.55%

PORTFOLIO                                       ADVISORY FEE (AS A PERCENTAGE OF ASSETS)
----------------------------------------------  ---------------------------------------
                                                Next $200 million         0.50%
                                                Over $300 million         0.45%

Focus Growth Portfolio                                              1.00%
Focus TechNet Portfolio                                             1.20%
Focus Growth and Income Portfolio                                   1.00%
Focus Value Portfolio                                               1.00%
Allocation Growth Portfolio                                         0.10%
Allocation Moderate Growth Portfolio                                0.10%
Allocation Moderate Portfolio                                       0.10%
Allocation Balanced Portfolio                                       0.10%

The term "assets" means the average daily net assets of each Portfolio.

The following table sets forth the total advisory fees received by SunAmerica from each Portfolio pursuant to the Agreement for the fiscal years ended March 31, 2005, 2004 and 2003.

                                  ADVISORY FEES

PORTFOLIO                                          2005         2004         2003
----------------------------------------------  ----------  ------------  -----------
Multi-Managed Growth Portfolio                  $1,294,086   $1,104,974   $   970,618
Multi-Managed Moderate Growth Portfolio         $2,186,775   $1,766,585   $ 1,387,443
Multi-Managed Income/Equity Portfolio           $1,844,402   $1,478,860   $ 1,094,599
Multi-Managed Income Portfolio                  $1,354,391   $1,163,419   $   845,511
Asset Allocation: Diversified Growth Portfolio  $3,122,555   $2,585,249   $ 1,987,968
Stock Portfolio                                 $2,483,347   $2,069,522   $ 1,598,646
Large Cap Growth Portfolio                      $  836,428   $  584,444   $   415,510
Large Cap Composite Portfolio                   $  308,867   $  230,212   $   183,077
Large Cap Value Portfolio                       $1,058,078   $  705,845   $   519,053
Mid Cap Growth Portfolio                        $  865,132   $  586,455   $   375,053
Mid Cap Value Portfolio                         $1,121,164   $  666,586   $   529,396
Small Cap  Portfolio                            $  753,991   $  514,528   $   324,720
International Equity Portfolio                  $  889,557   $  460,731   $   305,235
Diversified Fixed Income Portfolio              $1,119,875   $1,105,997   $   744,486
Strategic Fixed Income Portfolio                $   16,165           --            --
Cash Management Portfolio                       $  385,931   $  307,512   $   284,485
Focus Growth Portfolio                          $  889,269   $  644,041   $   382,384
Focus TechNet Portfolio                         $  450,300   $  292,638   $    99,672
Focus Growth and Income                         $  634,627   $  376,847   $   173,093
Focus Value Portfolio                           $  682,861   $  364,621   $   171,664
Allocation Growth Portfolio                     $      347           --            --
Allocation Moderate Growth Portfolio            $      275           --            --
Allocation Moderate Portfolio                   $      288           --            --
Allocation Balanced Portfolio                   $      282           --            --

SunAmerica has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets:

                                                   CLASS 1      CLASS 2      CLASS 3
                                                   -------      -------      -------
Large Cap Growth Portfolio                          1.10%        1.25%        1.35%
Large Cap Composite Portfolio                       1.10%        1.25%        1.35%
Large Cap Value Portfolio                           1.10%        1.25%        !.35%
Mid Cap Growth Portfolio                            1.15%        1.30%        1.40%
Mid Cap Value Portfolio                             1.15%        1.30%        1.40%
Small Cap Portfolio                                 1.15%        1.30%        1.40%
International Equity Portfolio                      1.30%        1.45%        1.55%
Strategic Fixed Income Portfolio                     N/A          N/A         1.55%
Focus Growth Portfolio                              1.30%        1.45%        1.55%
Focus TechNet Portfolio                              N/A         1.65%        1.75%
Focus Growth and Income Portfolio                    N/A         1.45%        1.55%
Focus Value Portfolio                                N/A         1.45%        1.55%
Allocation Growth Portfolio                          N/A          N/A         0.35%
Allocation Moderate Growth Portfolio                 N/A          N/A         0.35%
Allocation Moderate Portfolio                        N/A          N/A         0.35%
Allocation Balanced Portfolio                        N/A          N/A         0.35%

SunAmerica also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. SunAmerica may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by SunAmerica with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

For the fiscal years ended March 31, 2005, 2004 and 2003, SunAmerica voluntarily waived fees or reimbursed expenses for all classes of shares, which are not included as part of the advisory fee table as follows:

                                                   2005            2004           2003
                                                   ----            ----           ----
Multi-Managed Income Portfolio                         --              --             --
 Large Cap Growth Portfolio                            --        $ 18,621       $ 32,477
 Large Cap Composite Portfolio                    $63,450        $118,210       $108,708
 Large Cap Value Portfolio                             --        $  6,703       $ 11,431
 Mid Cap Growth Portfolio                              --        $ 29,914       $ 54,009
 Mid Cap Value Portfolio                               --        $ 15,963       $ 16,419
 Small Cap Portfolio                                   --        $ 40,214       $ 68,331
 International Equity Portfolio                   $10,497        $139,182       $139,547
 Diversified Fixed Income Portfolio                    --              --       $  3,484
Strategic Fixed Income Portfolio                  $28,508              --             --
 Cash Management Portfolio                             --        $  1,889       $  5,848
 Focus Growth Portfolio                                --        $ 37,925       $ 70,545
 Focus TechNet Portfolio                          $66,486        $127,436       $141,634
 Focus Growth and Income Portfolio                $ 1,825        $ 93,777       $117,793
 Focus Value Portfolio                                 --          92,497       $124,689
Allocation Growth Portfolio                       $15,179              --             --
Allocation Moderate Growth Portfolio              $15,359              --             --
Allocation Moderate Portfolio                     $15,327              --             --
Allocation Balanced Portfolio                     $15,342              --             --

Certain Portfolios had recoupments for the fiscal years ended March 31, 2005, 2004 and 2003 for all classes of shares, which are not included as part of the advisory fee table as follows:

                                                   2005            2004           2003
                                                   ----            ----           ----
Multi-Managed Income Portfolio                         --              --             --
Large Cap Growth Portfolio                        $46,822        $  8,899       $    525
Large Cap Value Portfolio                         $ 5,705        $ 32,389       $ 10,421
Mid Cap Growth Portfolio                          $83,923        $ 10,488             --
Mid Cap Value Portfolio                           $27,538        $ 19,550       $  9,031
Small Cap Portfolio                               $70,202        $  2,448             --
International Equity Portfolio                    $10,822              --             --
Diversified Fixed Income Portfolio                     --        $ 38,169       $ 97,768
Cash Management Portfolio                              --        $ 17,208       $ 51,873

Focus Growth Portfolio                            $80,720        $  6,606       --
Focus Growth and Income Portfolio                 $ 8,681              --       --
Focus Value Portfolio                             $14,743              --       --

The remaining balances subject to recoupment are as follows:

                                                   2005            2004           2003
Large Cap Growth Portfolio                             --        $ 46,822       $ 56,551
Large Cap Composite Portfolio                    $181,658        $234,003       $210,326
Large Cap Value Portfolio                              --        $  5,705       $ 48,959
Mid Cap Growth Portfolio                               --        $ 84,557       $107,813
Mid Cap Value Portfolio                                --        $ 27,538       $ 71,230
Small Cap Portfolio                              $ 36,100        $112,586       $150,030
International Equity Portfolio                   $149,598        $290,831       $315,021
Diversified Fixed Income Portfolio                     --              --       $ 38,169
Strategic Fixed Income Portfolio                 $ 28,508              --             --
Cash Management Portfolio                              --              --       $ 18,081
Focus Growth Portfolio                           $ 27,748        $113,349       $144,760
Focus TechNet Portfolio                          $193,901        $279,029       $269,530
Focus Growth and Income Portfolio                $ 95,599        $211,567       $239,870
Focus Value Portfolio                            $ 92,513        $217,596       $185,968
Allocation Growth Portfolio                      $ 15,179              --             --
Allocation Moderate Growth Portfolio             $ 15,359              --             --
Allocation Moderate Portfolio                    $ 15,327              --             --
Allocation Balanced Portfolio                    $ 15,342              --             --

                             SUBADVISORY AGREEMENTS

AIG Global Investment Corp. ("AIGGIC"), American Century Investment Management, Inc. ("American Century"), BAMCO, Inc. ("BAMCO"), Bank of America Capital Management, LLC ("BACAP"), Credit Suisse Asset Management, LLC ("CSAM"), Franklin Advisers, Inc. ("Franklin Advisers"), Fred Alger Management, Inc. ("Alger"), GSAM, GSAM-International, Harris Associates L.P. ("Harris Associates"), Ibbotson Associates Advisors, LLC ("Ibbotson"), Janus, J.P. Morgan Investment Management Inc. (J.P. Morgan), Lord, Abbett & Co. LLC ("Lord Abbett"), Marsico Capital Management, LLC ("Marsico"), Putnam Investment Management, L.L.C. ("Putnam"), RCM Capital Management LLC ("RCM"), Salomon Brothers Asset Management Inc ("Salomon Brothers"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), Third Avenue Management LLC ("Third Avenue"), Thornburg Investment Management, Inc. ("Thornburg") and Wellington Management Company, LLP ("Wellington Management") act as Managers to certain of the Portfolios pursuant to various Subadvisory Agreements with SunAmerica.

SunAmerica manages the Aggressive Growth and the SunAmerica/Balanced components of the Multi-Managed Seasons Portfolios, and portions of the Large Cap Composite Portfolio, Small Cap Portfolio, Diversified Fixed Income Portfolio and Focus TechNet Portfolio. SunAmerica may terminate any agreement with a Manager without shareholder approval. Moreover, SunAmerica has received an exemptive order from the SEC that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Portfolios with Managers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Managers for new or existing Portfolios, change the terms of particular agreements with Managers or continue the employment of existing Managers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Manager changes.

The following chart shows the Managers to each Portfolio and Managed Component:

                                                             PORTFOLIO MANAGEMENT ALLOCATED
             PORTFOLIO                                        AMONG THE FOLLOWING MANAGERS
             ---------                                        ------------------------------
Multi-Managed Growth Portfolio                     Janus (through Growth component/Janus)

                                                   SunAmerica (through Aggressive Growth/SunAmerica
                                                   component and Balanced component/SunAmerica)

                                                   Wellington Management (through Fixed Income
                                                   component/Wellington Management)

Multi-Managed Moderate Growth Portfolio            Janus (through Growth component/Janus)

                                                   SunAmerica (through Aggressive Growth component/SunAmerica and Balanced component/SunAmerica)

                                                   Wellington Management (through Fixed Income
                                                   component/Wellington Management)

Multi-Managed Income/Equity Portfolio              Janus (through Growth component/Janus)

                                                   SunAmerica (through Balanced component/SunAmerica)

                                                   Wellington Management (through Fixed Income
                                                   component/Wellington Management)

Multi-Managed Income Portfolio                     Janus (through Growth component/Janus)

                                                   SunAmerica (through Balanced component/SunAmerica)

                                                   Wellington Management (through Fixed Income
                                                   component/Wellington Management)

Asset Allocation: Diversified Income Portfolio     Putnam

Stock Portfolio                                    T. Rowe Price

Large Cap Growth Portfolio                         AIGGIC
                                                   GSAM
                                                   Janus

Large Cap Composite Portfolio                      AIGGIC
                                                   SunAmerica
                                                   T. Rowe Price

Large Cap Value Portfolio                          AIGGIC
                                                   T. Rowe Price
                                                   Wellington Management

Mid Cap Growth Portfolio                           AIGGIC
                                                   T. Rowe Price
                                                   Wellington Management

Mid Cap Value Portfolio                            AIGGIC
                                                   GSAM
                                                   Lord Abbett

Small Cap  Portfolio                               AIGGIC
                                                   Salomon Brothers
                                                   SunAmerica

                                          PORTFOLIO MANAGEMENT ALLOCATED
             PORTFOLIO                     AMONG THE FOLLOWING MANAGERS
             ---------                    ------------------------------
International Equity Portfolio            AIGGIC
                                          GSAM-International
                                          Lord Abbett

Diversified Fixed Income Portfolio        AIGGIC
                                          SunAmerica
                                          Wellington Management

Strategic Fixed Income Portfolio          AIGGIC
                                          Franklin Advisers
                                          Salomon Brothers

Cash Management Portfolio                 BACAP

Focus Growth Portfolio                    CSAM
                                          Janus
                                          Marsico

Focus TechNet Portfolio                   RCM
                                          SunAmerica
                                          BAMCO

Focus Growth and Income Portfolio         SunAmerica
                                          Marsico
                                          Thornburg

Focus Value Portfolio                     American Century
                                          Third Avenue
                                          J.P. Morgan

Allocation Growth Portfolio               Ibbotson

Allocation Moderate Growth Portfolio      Ibbotson

Allocation Moderate Portfolio             Ibbotson

Allocation Balanced Portfolio             Ibbotson

Each of the other Managers, except for AIGGIC, is independent of SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the other Managers' fees. AIGGIC, a New Jersey corporation, and is a wholly owned subsidiary of AIG and is part of AIG Global Investment Group ("AIGGIG"). Alger is wholly owned by its principals. American Century is a wholly owned subsidiary of American Century Companies, Inc. BAMCO is a wholly owned subsidiary of Baron Capital Group, Inc., which is controlled by Ronald Baron. BACAP is a wholly-owned subsidiary of Bank of America NA, which in turn is a wholly owned banking subsidiary of Bank of America Corporation. Credit Suisse Asset Management, LLC, an indirect, wholly owned subsidiary of Credit Suisse Group. Franklin Advisers is a wholly owned subsidiary of Franklin Resources, Inc. (known as Franklin Templeton Investments). GSAM is a separate operating division of Goldman, Sachs & Co., a New York limited partnership. GSAM- International, London, England, is an affiliate of Goldman, Sachs & Co. Goldman Sachs Group, Inc., a publicly traded company, controls GSAM and GSAM- International. Harris Associates is a wholly owned subsidiary of IXIS Asset Management. Ibbotson is a wholly owned subsidiary of Ibbotson Associates. Janus is a majority-owned direct subsidiary of Janus Capital Group Inc. J.P. Morgan is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of J.P. Morgan Chase & Co.

The partners of Lord Abbett are: Tracie E. Ahern, Joan A. Binstock, Michael Brooks, Zane E. Brown, Patrick Browne, Daniel E. Carper, John J. DiChiaro, Sholom Dinsky, Lesley-Jane Dixon, Milton Ezrati, Robert S. Dow, Kevin P. Ferguson, Robert P. Fetch, Daria L. Foster, Daniel H. Frascarelli, Robert I. Gerber, Michael S. Goldstein,

Michael A. Grant, Howard E. Hansen, Gerard S. E. Heffernan, Jr., Paul A. Hilstad, W. Charles Hofer, W. Thomas Hudson, Jr., Cinda C. Hughes, Ellen G. Itskovitz, Lawrence H. Kaplan, Jerald M. Lanzotti, Richard C. Larsen, Robert A. Lee, Maren Lindstrom, Gregory M. Macosko, Thomas Malone, Charles Massare, Jr., Paul L. McNamara, Robert G. Morris, Robert J. Noelke, A. Edward Oberhaus, III,
F. Thomas O'Halloran, R. Mark Pennington, Walter Prahl, Michael L. Radziemski, Eli M. Salzmann, Douglas B. Sieg, Richard D. Sieling, Michael T. Smith, Richard
D. Smola, Diane Tornejal, Chrisopher J. Towle, Edward K. von der Linde and Marion Zapolin.

Marsico is a wholly owned indirect subsidiary of Bank of America Corporation. Marsh & McLennan Companies, Inc., a publicly traded company, owns all of the shares of Putnam's parent, Putnam Investments Trust. Salomon Brothers is a subsidiary of Citigroup Inc. RCM is an indirect wholly owned subsidiary of Allianz AG. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company. Affiliated Managers Group, Inc. holds an indirect 60% equity interest in the business of Third Avenue. The remaining 40% of the business is held by senior management of Third Avenue, including Martin J. Whitman, as well as the children of Mr. Whitman. Thornburg is a privately held company. Wellington Management is privately owned by its partners, all of whom are actively engaged in the business. The following persons are managing partners of Wellington Management: Laurie A. Gabriel, Perry
M. Traquina and John R. Ryan.

SunAmerica pays each Manager to the Seasons Portfolios a monthly fee with respect to each Portfolio for which such Manager performs services, computed on average daily net assets. SunAmerica has received an exemptive order that, among other things, permits the Trust to disclose to shareholders the Managers' fees only in the aggregate for each Portfolio other than for those Portfolios managed by AIGGIC, an affiliated Manager. The aggregate annual rates, as a percentage of daily net assets, of the fees payable by SunAmerica to the Manager for each Portfolio may vary according to the level of assets of each Portfolio. For the fiscal year ended March 31, 2005, SunAmerica paid fees to the other Managers equal to the following aggregate annual rates, expressed as a percentage of the assets of each Portfolio: MULTI-MANAGED GROWTH PORTFOLIO, 0.27%; MULTI-MANAGED MODERATE GROWTH PORTFOLIO, 0.22%; MULTI-MANAGED INCOME/EQUITY PORTFOLIO, 0.18%; MULTI-MANAGED INCOME PORTFOLIO, 0.15%; ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO, 0.50%; STOCK PORTFOLIO, 0.41%; LARGE CAP GROWTH PORTFOLIO, 0.40%; LARGE CAP COMPOSITE PORTFOLIO, 0.19%; LARGE CAP VALUE PORTFOLIO, 0.33%; MID CAP GROWTH PORTFOLIO, 0.33%; MID CAP VALUE PORTFOLIO, 0.37%; SMALL CAP PORTFOLIO, 0.21%; INTERNATIONAL EQUITY PORTFOLIO, 0.50%; DIVERSIFIED FIXED INCOME PORTFOLIO, 0.12%; STRATEGIC FIXED INCOME PORTFOLIO, 0.37%; CASH MANAGEMENT PORTFOLIO, 0.13%; FOCUS GROWTH PORTFOLIO, 0.41%; FOCUS TECHNET PORTFOLIO, 0.45%; and FOCUS GROWTH AND INCOME PORTFOLIO, 0.52%; FOCUS VALUE PORTFOLIO, 0.49%; ALLOCATION GROWTH PORTFOLIO, 0.07%; ALLOCATION MODERATE GROWTH PORTFOLIO, 0.09%, ALLOCATION MODERATE PORTFOLIO, 0.09%; and ALLOCATION BALANCED PORTFOLIO, 0.11%.

The following table sets forth the aggregate subadvisory fees paid to the other Managers of the Seasons Portfolios by SunAmerica for the fiscal years ended March 31, 2005, 2004 and 2003:

              PORTFOLIO                               2005         2004        2003
              ---------                               ----         ----        ----
Multi-Managed Growth Portfolio                     $  385,400   $  339,534   $  295,513

Multi-Managed Moderate Growth Portfolio            $  562,313   $  470,447   $  369,240

Multi-Managed Income/Equity Portfolio              $  417,863   $  355,862   $  264,835

Multi-Managed Income Portfolio                     $  269,133   $  252,602   $  189,028

Asset Allocation: Diversified Growth Portfolio     $1,832,646   $1,591,541   $1,244,393

Stock Portfolio                                    $1,208,634   $1,013,893   $  792,304

Large Cap Growth Portfolio                         $  421,790   $  291,228   $  204,432

Large Cap Composite Portfolio                      $   74,736   $   56,583   $   43,942

Large Cap Value Portfolio                          $  441,642   $  300,757   $  222,758

Mid Cap Growth Portfolio                           $  340,049   $  231,909   $  149,562

Mid Cap Value Portfolio                            $  493,681   $  294,309   $  236,667

              PORTFOLIO                               2005         2004        2003
              ---------                               ----         ----        ----
Small Cap Portfolio                                $  184,799   $  112,985   $   70,592

International Equity Portfolio                     $  445,122   $  229,745   $  149,672

Diversified Fixed Income Portfolio                 $  183,985   $  185,731   $  123,064

Strategic Fixed Income Portfolio*                  $    7,468           --           --

Cash Management Portfolio                          $   11,796          N/A          N/A

Focus Growth Portfolio                             $  366,551   $  257,616   $  152,939

Focus TechNet Portfolio                            $  170,368   $   98,402   $   33,102

Focus Growth and Income Portfolio                  $  330,577   $  204,763   $   86,226

Focus Value Portfolio                              $  329,941   $  177,365   $   84,424

Allocation Growth Portfolio*                       $      253           --           --

Allocation Moderate Growth Portfolio*              $      259           --           --

Allocation Moderate Portfolio*                     $      248           --           --

Allocation Balanced Portfolio*                     $      312           --           --

* Portfolio commenced operations on February 14, 2005.

For the fiscal years ended March 31, 2005, 2004 and 2003, , SunAmerica paid AIGGIC fees for services rendered as shown below:

          PORTFOLIO                                  2005         2004         2003
          ---------                                  ----         ----         ----
Large Cap Growth Portfolio                         $ 33,670     $ 24,355     $   17,727

Large Cap Composite Portfolio                      $  6,486     $  4,811     $    3,808

Large Cap Value Portfolio                          $ 42,438     $ 27,731     $   20,033

Mid Cap Growth Portfolio                           $ 30,263     $ 20,143     $   12,742

Mid Cap Value Portfolio                            $ 41,457     $ 24,450     $   18,686

Small Cap Portfolio                                $ 23,903     $ 15,851     $    9,877

International Equity Portfolio                     $ 44,484     $ 23,120     $   15,871

Diversified Fixed Income Portfolio                 $ 62,938     $ 63,060     $   43,033

At its meeting held on September 9, 2004, the Board of Trustees, including the Independent Trustees, considered and approved the Subadvisory Agreements with respect to each of the Portfolios, except for the Strategic Fixed Income and the Seasons Managed Allocation Portfolios. The Subadvisory Agreements with respect to the following Portfolios and their respective Subadvisers were approved at a meeting held on December 15, 2004:

      -     Cash Management Portfolio - BACAP;

      -     Focus Growth Portfolio - CSAM;

      -     Seasons Managed Allocation Portfolios - Ibbotson; and

      - Strategic Fixed Income Portfolio - AIGGIC, Franklin Advisers, Salomon Brothers.

A discussion of the factors the Board considered, at the meeting held on December 15, 2004, the Subadvisory Agreements noted above is included in the Trust's Annual Report.

In approving the Subadvisory Agreements, the Board considered the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by the Managers; the amount and structure of the investment advisers' fees generally and the fees payable under the Subadvisory Agreement; comparative fee information of the Portfolios and representative peer groups; the Portfolio's investment performance compared to selected peer groups, and to an appropriate combination of indices; economies of scale; the Managers' profitability and the terms of the Agreements; and the management personnel and operations of the Managers. The Boards' considerations thereto are described above. As noted above, the materials provided to the Board by Lipper contained comparative fee and performance information. The Board considered this information as well as the level of assistance and diligence provided or expected to be provided by each Manager with respect to marketing support, compliance and other matters. The Board also considered that the subadvisory fees are paid by the Manager and not the Portfolios. In addition, the Board reviewed the Codes of Ethics of each of the Managers, and determined that they contain provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts by their personnel in connection with personal transactions in securities held or to acquired by the Portfolios.

After requesting and reviewing such information as they deemed necessary, the Board concluded that the approval or continuation of the Subadvisory Agreements was in the best interests of each of the Portfolios and its shareholders. The Independent Trustees were advised by separate independent legal counsel throughout the process.

The Subadvisory Agreements continue in effect for two years from the dates thereof, unless terminated, and may be renewed from year to year thereafter, so long as continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Subadvisory Agreements provide that they will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the Agreement. Each Subadvisory Agreement may be terminated at any time, without penalty, by the Portfolio or the Trust, by the Trustees, by the holders of a majority of the respective Portfolio's outstanding voting securities, by SunAmerica, on not less than thirty (30) nor more than sixty (60) days' written notice to the Manager. Certain Subadvisory Agreements also permit the Manager to terminate the Subadvisory Agreement, on not less than ninety (90) days' written notice to SunAmerica and the Trust; provided, that the Manager may not terminate the Subadvisory Agreement unless another subadvisory agreement has been approved by the Trust in accordance with the 1940 Act, or after six (6) months' written notice, whichever is earlier; provided, further, that each may terminate its respective Subadvisory Agreement on sixty (60) days' written notice in the event of a breach of such agreement by SunAmerica. Moreover, SunAmerica has received an exemptive order from the SEC that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Managers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Managers for new or existing Trusts, change the terms of particular agreements with Managers or continue the employment of existing Managers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Manager changes.

                               PORTFOLIO MANAGERS

OTHER ACCOUNTS

The portfolio managers primarily responsible for the day-to-day management of the Portfolios, each of whom are listed in the Prospectus, are often engaged in the management of various other accounts ("Other Accounts"). The total number of Other Accounts managed by each portfolio manager (whether managed as part of a team or individually) and the total assets in those accounts, as of March 31, 2005, is provided in the table below. If an Other Account receives all or part of its fees based on its performance, the number of accounts and assets in such accounts has been provided in parentheses.

                                                                                        OTHER ACCOUNTS
                                                                                    (As of March 31, 2005)
                                                            -----------------------------------------------------------------------
                                                                 Registered            Pooled Investment
                                                            Investment Companies           Vehicles             Other Accounts
                                                            ---------------------  ------------------------ -----------------------
                                                                         Assets
                      Advisers/                               No. of       ($       No. of       Assets       No. of      Assets
    Portfolio         Subadviser      Portfolio Manager      Accounts   millions)  Accounts    ($millions)   Accounts   ($millions)
    ---------         ----------      -----------------      --------   ---------  --------   ------------- ---------- ------------
Multi-Managed           SAAMCo      Clifford, Brian P.           9      $     650    --             --           2         $390
Portfolios -
Aggressive
component

Multi-Managed           SAAMCo      Braun, Greg                 12      $     765    --             --           7         $964
Portfolios -
Balanced component

                                    Gannon, Francis D.          12          1,424    --             --          --          --

                                    Reeg, Thomas                12      $     765    --             --          --          --

Multi-Managed         Wellington    Hill, III, Lucius T.         5      $     446     6           $2,149        28        $4,106
Portfolios  -         Management
Fixed Income
component

                                    Goodman, Campe               4      $     389     3            $558         31         $892

                                    Crawford II, Richard T.      6      $      39     6           $1,603       21(12)   $863 ($655)

                                    Garrett, Michael F.          8      $     941     9(1)     $2,586 ($18)    16(12)  $1,720 ($673)

                                    St. John, Scott I            5      $     446     4           $1,666       23(1)    $1,520 (95)

Multi-Managed           Janus       Schoelzel, Scott W.         14      $  14,427     1            $40           8        $46
Portfolios -
Growth component

Asset Allocation:       Putnam      Kea, Robert J.             128      $   8,526     7            $217          3        $383
Diversified
Growth

                                    Knight, Jeffrey L.         130      $  14,661     8            $217          3        $383

                                    MacDonald, Bruce S.        128      $   8,526     7            $217          3        $383

                                    Schoen, Robert J.          128      $   8,526     7            $217          3        $383

Stock Portfolio     T. Rowe Price   Smith, Robert W.            11      $  11,944     3            $171          4        $239

Large Cap Growth        AIGGIC      Cai, Lan                    19      $   8,499    --             --           2        $192

                                    Campion, Timothy            19      $   8,499    --             --           3        $411

                                    Kurtz, James                20      $   8,517     3          $397.09         2        $225

                                    Toohey, John                19      $   8,499    --             --           2        $225

                         GSAM       Barry, Steven M.            29      $   8,763     1            $92         580(15)   $19,513
                                                                                                                        ($2,105)

                                    Ehlers, Herbert E.          29      $   8,763     1            $92         580(15)   $19,513
                                                                                                                        ($2,105)

                                    Ekizian, Gregory H.         29      $   8,763     1            $92         580(15)   $19,513
                                                                                                                        ($2,105)

                                    Shell, David G.             29      $   8,763     1            $92         580(15)   $19,513
                                                                                                                        ($2,105)

                        Janus       Schoelzel, Scott W.         14      $  14,427     1           $39.9          8         $46

Large Cap               AIGGIC      Cai, Lan                    19      $   8,523    --             --           2        $192
Composite

                                    Campion, Timothy            19      $   8,523    --             --           3        $411

                                    Kurtz, James                20      $   8,541     3            $397          2        $225

                                    Toohey, John                19      $   8,523    --             --           2        $225

                        SAAMCo      Gannon, Francis D.          12      $   1,424    --             --          --         --

                                    Neimeth, Steven              4      $     589    --             --          --         --

                    T. Rowe Price   Smith, Robert W.            11      $  12,233     3            $171          4        $239

Large Cap Value         AIGGIC      Cai, Lan                    19      $   8,487    --             --           2        $192

                                    Campion, Timothy            19      $   8,487    --             --           3        $411

                                    Kurtz, James                20      $   8,505     3            $397          2        $225

                                    Toohey, John                19      $   8,487    --             --           2        $225

                                                                                       OTHER ACCOUNTS
                                                                                   (As of March 31, 2005)
                                                           -----------------------------------------------------------------------
                                                                Registered            Pooled Investment
                                                           Investment Companies           Vehicles             Other Accounts
                                                           ---------------------  ------------------------ -----------------------
                                                                        Assets
                      Advisers/                              No. of       ($       No. of       Assets       No. of      Assets
    Portfolio         Subadviser      Portfolio Manager     Accounts   millions)  Accounts    ($millions)   Accounts   ($millions)
    ---------         ----------      -----------------     --------   ---------  --------   ------------- ---------- ------------
                    T. Rowe Price   Rogers, Brian C.           12      $  26,814    --             --          17       $1,345

                      Wellington    Reckmeyer III, W.          --             --    --             --           2        $111
                      Management    Michael

                                    Ryan, John R               13 (3)  $   8,869     2            $173         48       $3,382
                                                                       $  (6,375)

Mid Cap Growth          AIGGIC      Cai, Lao                   19      $   8,501    --             --           2        $192

                                    Campion, Timothy           19      $   8,501    --             --           3        $225

                                    Kurtz, James               20      $   8,519     3            $397          2        $225

                                    Toohey, John               19      $   8,501    --             --           2        $225

                    T. Rowe Price   Peters, Donald             13      $   1,709    --             --          30       $1,867

                      Wellington    Mortimer, Stephen          --             --    --             --           9        $0.8
                      Management

Mid Cap Value           AIGGIC      Cai, Lan                   19      $   8,485    --             --           2        $192

                                    Campion, Timothy           19      $   8,485    --             --           3        $411

                                    Kurtz, James               20      $   8,503     3            $397          2        $225

                                    Toohey, John               19      $   8,485    --             --           2        $225

                         GSAM       Braun, Andrew              12      $  15,460     2 (2)      $12 ($12)     264(1)  $5,426 ($112)

                                    Bamford, Dolores           12      $  15,460     2 (2)      $12 ($12)     264(1)  $5,426 ($112)

                                    Gallagher, Sean            12      $  15,460     2 (2)      $12 ($12)     264(1)  $5,426 ($112)

                                    Parisi, Lisa               12      $  15,460     2 (2)      $12 ($12)     264(1)  $5,426 ($112)

                                    Rominger, Eileen           12      $  15,460     2 (2)      $12 ($12)     264(1)  $5,426 ($112)

                     Lord Abbett    Hansen, Howard E.          10      $  12,914     2            $146      6,064        $3,495

                                    von der Linde,             10      $  12,914     1            $41       6,056        $2,883
                                    Edward K.

Small Cap               AIGGIC      Cai, Lan                   19      $   8,496    --             --           2         $192

                                    Campion, Timothy           19      $   8,496    --             --           3         $411

                                    Kurtz, James               20      $   8,516     3            $397          2         $225

                                    Toohey, John               19      $   8,498    --             --           2         $225

                       Salomon      Hable, Peter J.            20      $  10,470     2            $470     99,565       $13,850
                       Brothers

                        SAAMCo      Clifford, Brian             9      $     650    --             --          --          --

International           AIGGIC      Cia, Lan                   19      $   8,484    --             --           2         $192
Equity

                                    Campion, Timothy           19      $   8,484    --             --           3        $411

                                    Kurtz, James               20      $   8,501     3            $397          2        $225

                                    Toohey, John               19      $   8,484    --             --           2        $255

                      GSAM-Int'l    Fernandes, Nuno             3      $     381     5            $903         12        $916

                                    William, Howard             3      $     381     5            $903         12        $916

                                    Stanes, Michael             3      $     381     5            $903         12        $916

                                    Ferguson, Mark              3      $     381     5            $903         12        $916

                     Lord Abbett    McBride, Vincent J.         6      $     348     2            $101          1        $275

                                    Sharon, Harold              7      $     423     2            $101          1        $275

Diversified Fixed       AIGGIC      Cai, Lan                   19      $   8,485    --             --           2        $192
Income

                                    Campion, Timothy           19      $   8,485    --             --           3        $411

                                    Kurtz, James               20      $   8,516     3            $397          2        $225

                                    Toohey, John               19      $   8,498    --             --           2        $225

                        SAAMCo      Cheah, Michael              3      $     760    --             --          --         --

                      Wellington    Hill III, Lucius T.         4      $     389     6           $2,149        28(1)  $4,106 ($95)
                      Management

                                    St. John, Scott I.          4      $     389     4           $1,666        23(1)  $1,520 ($95)

Cash Management         BACAP       Graham, Patrick             3      $  63,067    --             --          --         --

                                                                                       OTHER ACCOUNTS
                                                                                   (As of March 31, 2005)
                                                           -----------------------------------------------------------------------
                                                                Registered            Pooled Investment
                                                           Investment Companies           Vehicles             Other Accounts
                                                           ---------------------  ------------------------ -----------------------
                                                                        Assets
                      Advisers/                              No. of       ($       No. of       Assets       No. of      Assets
    Portfolio         Subadviser      Portfolio Manager     Accounts   millions)  Accounts    ($millions)   Accounts   ($millions)
    ---------         ----------      -----------------     --------   ---------  --------   ------------- ---------- ------------
Strategic Fixed         AIGGIC      Braun, Greg                15      $     762    --               --         7       $    964
Income

                                    Reeg, Thomas               15      $     762    --               --        --             --

                       Franklin     Bayston, Roger              6      $   9,525     4           $4,862         1       $    468
                       Advisers

                       Salomon      Craige, James E.           26      $  13,030     9           $1,210        41       $  7,010
                       Brothers

                                    Flanagan, Thomas K.        26      $  13,030     9           $1,210        41       $  7,010
                                    Wilby, Peter               35      $  18,750    14           $1,920        48       $  7,690

Focus Growth             CSAM       Bernstein, Leo M.           2      $      49     8           $1,145        44       $    812
                                    Chung, Calvin E.            2      $      49     8           $1,145        44       $    812
                                    Pardo, Marian               2      $      57     7           $1,146         5       $    431
                        Janus       Schoelzel, Scott W.        14      $  14,427     1           $   40         8       $    469
                       Marsico      Marsico, Thomas F.         29      $  22,272    12           $1,166       171       $1 7,766

Focus TechNet           BAMCO       Rubin, Mitchell             4      $     254    --               --        --             --
                     RCM Capital    Price, Jr., Walter C.      10      $   1,803     2           $  419        --             --
                        SAAMCo      Sheridan, Andrew            2      $     438    --               --         1       $     66

Focus Growth and        SAAMCo      Neimeth, Steven A           4      $     589    --               --        --             --
Income

                       Marsico      Marisco, Thomas F.         29      $  22,283    12           $1,166       171       $ 17,766
                      Thornburg     Fries, William V.          24      $   6,180    16           $1,493    2 ,124       $  1,304

Focus Value            American     Davidson, Phillip N.        9      $  13,697    --               --        --             --
                       Century

                                    Moore, Scott A.             9      $  13,697    --               --        --             --
                      JP Morgan     Simon, Jonathon K.L.       13      $  10,000     2           $1,700        11       $    942
                     Third Avenue   Lapey, Ian                  5      $   1,674     2           $   34        --             --
                                    Whitman, Martin J.          6      $   6,271    --               --        13*     Over $1 Mil

Seasons Managed        Ibbotson     Chen, Peng                 10      $     170     -                -         -              -
Allocation
Portfolios

                                    Kaye, Alexander E.         10      $     170     -                -         -              -
                                    Wentsel, Scott             10      $     170     -                -         -              -


* Accounts managed in personal capacity for which the portfolio manager receives no compensation.

POTENTIAL CONFLICTS OF INTEREST

      As shown in the tables above, the Portfolio Managers are responsible for managing other accounts ("Other Accounts") in addition to the Portfolios. In certain instances, conflicts may arise in their management of a Portfolio and such Other Accounts.

   - Trade Allocations. One situation where a conflict may arise between the Portfolio and an Other Account is in the allocation of trades among the Portfolio and the Other Account. For example, a Subadviser may determine that there is a security that is suitable for a Portfolio as well as for Other Accounts of a Subadviser, which has a similar investment objective. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security, which may adversely affect the value of securities held by the Portfolio. The Trust and the Subadvisers have adopted policies and procedures regarding the allocation of trades, which generally require that securities be allocated among the Portfolios and Other Accounts in a manner that is fair, equitable and consistent with their fiduciary obligations to each.

   - Performance Based Advisory Fees and Portfolio Manager Compensation. As discussed above, a Subadviser may base a Portfolio Manager's incentive compensation only on the performance of the Subadviser's proprietary Other Accounts and not those accounts which it serves as a subadviser, such as the Portfolios. This creates a conflict that the Portfolio Manager might focus his attention on those Other Accounts that contribute to his compensation and not on the Portfolios.

   - Allocation of Portfolio Managers' Time. The Portfolio Managers' management of the Portfolios and Other Accounts may result in a portfolio manager devoting a disproportionate amount of time and attention to the management of a Portfolio and Other Accounts if the Portfolios and Other Accounts have different objectives, benchmarks, time horizons, and fees. Generally, the Subadvisers seek to manage such competing interest for the time and attention of the portfolio managers. For example, certain Subadvisers may have their portfolio managers focus on a particular investment strategy or investment discipline, such as investing primarily in value-oriented equity securities of companies located outside the U.S. In such cases, portfolio holdings, position sizes, and industry and sector exposure tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

   - Personal Trading by Portfolio Managers. The management of personal accounts by a Portfolio Manager may give rise to potential conflicts of interest. While generally, a Subadviser's code of ethics will impose limits on the ability of a Portfolio Manager to trade for his or her personal account, there is no assurance that the Subadvisers' codes of ethics will eliminate such conflicts.

Other than the conflicts described above, the Trust is not aware of any material conflicts that may arise in the connection with each Subadviser's management of the Portfolios investments and such Other Accounts.

COMPENSATION

Pursuant to the Subadvisory Agreements, each Subadviser is responsible for paying its own expenses in connection with the management of the Portfolios, including the compensation of its Portfolio Managers. The structure and method of compensation of the Portfolio Managers, organized by Subadviser, is described below.

AIGGIC. Compensation for AIGGIC portfolio managers has both a salary and a bonus component. The salary component is a fixed base salary, which is the same for all AIGGIC portfolio managers, and is not based on a portfolio manager's performance. Generally, salary is based upon several factors, including experience and market levels of salary for such position. The bonus component is based both on a portfolio manager's individual performance and the organizational performance of AIGGIC. The bonus component is generally calculated as follows: (1) 60% is linked to the management of a portfolio manager's funds; (2) 20% is based on AIGGIC's profitability; and (3) 20% is determined on a discretionary basis (including individual qualitative goals). For the 60% component, the measures for a portfolio manager may vary according to the day-to-day responsibilities of a particular portfolio manager. The measures comprise both (a) group-based measures, with include performance in portfolios not directly influenced by a portfolio manager and (b) individual-based measures, which include a portfolio manager's activities measured against an appropriate benchmark. Any long-term compensation, including stock options, is not performance-based but is distributed on certain vesting dates.

American Century. American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

      BASE SALARY. Portfolio managers receive base pay in the form of a fixed annual salary.

      BONUS. A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, such as Focus Value, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

      With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric.

      A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

      A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

      Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

      RESTRICTED STOCK PLANS. Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS. Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


BACAP. Portfolio managers' compensation is primarily based on investment experience. Bonus compensation is based upon performance of job responsibilities and investment performance of portfolios managed. Stock and option awards are tied to industry experience, success of Columbia Management Group (the investment management division of Bank of America of which BACAP LLC is a part) and the Bank of America organization as a whole, and also to retain key employees.


BAMCO. Mr. Rubin's compensation includes a base salary and an annual bonus. His bonus is subjectively determined by the BAMCO's chief executive officer and the BAMCO's president. It is based on their assessment of Mr. Rubin's long-term investment performance, his overall contribution to BAMCO and BAMCO's profitability. In addition Mr. Rubin owns equity in Baron Capital Group and is eligible for special bonuses based on BAMCO achieving its long-term growth and profitability objectives.

CSAM. CSAM's compensation to the portfolio managers of the Portfolios includes both a fixed base salary component and bonus component. The discretionary bonus is not tied by formula to the performance of any fund or account. The factors taken into account in determining a portfolio manager's bonus include the Portfolio's performance, assets held in the Portfolio and other accounts managed by the portfolio managers, business growth, team work, management, corporate citizenship, etc.

A portion of the bonus may be paid in phantom shares of Credit Suisse Group stock as deferred compensation. Phantom shares are share representing a unsecured right to receive on a particular date a specified number of registered shares subject to certain terms and conditions. Like all employees of CSAM, portfolio managers participate in CSAM's profit sharing and 401(k) plans.

Franklin Advisers. The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

      BASE SALARY. Each portfolio manager is paid a base salary.

      ANNUAL BONUS. Annual bonuses are structured to align the interests of the portfolio manager with those of the Portfolio's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (35% to 50%). The deferred equity based compensation is intended to build a vested interest of the portfolio manager in Franklin Resources. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance which aligns the financial incentives of the portfolio manager and Portfolio shareholders. The following factors are generally used in determining bonuses under the plan:

      - Investment performance Primary consideration is given to the historic investment performance of all accounts managed by the portfolio manager over the one, three and five preceding years measured against risk benchmarks developed by the fixed income management team. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

      - Non-investment performance The more qualitative contributions of the portfolio manager to the manager's business and the investment management team, including business knowledge, productivity, customer service, creativity, and contribution to team goals, are evaluated in determining the amount of any bonus award.

      - Responsibilities The size and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

      ADDITIONAL LONG TERM EQUITY-BASED COMPENSATION. Portfolio managers may also be awarded options to purchase common shares of Franklin Resources stock, restricted shares of Franklin Resources stock or restricted shares of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

GSAM. BASE SALARY AND PERFORMANCE BONUS FOR THE GROWTH TEAM. GSAM and the GSAM Growth Team's (the "Growth Team") compensation packages for its portfolio managers is comprised of a base salary and performance bonus. The performance bonus is first and foremost tied to the Growth Team's pre-tax performance for their clients and the Growth Team's total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees. The Growth Team measures their performance on a market cycle basis which is typically measured over a three to seven year period, rather than being focused on short term gains in their strategies or short term contributions from a portfolio manager in any given year.

The performance bonus for portfolio managers is significantly influenced by the following criteria: (1) whether the team performed consistently with objectives and client commitments; (2) whether the team's performance exceeded performance benchmarks over a market cycle; (3) consistency of performance across accounts with similar profiles; and (4) communication with other portfolio managers within the research process. Benchmarks for measuring performance can either be broad based or narrow based indices which will vary based on client expectations. The benchmark for this Fund is the Russell 1000 Growth Index.

The Growth Team also considers each portfolio manager's individual performance, his or her contribution to the overall performance of the strategy long-term and his/her ability to work as a member of the Team.

GSAM and the Growth Team's decision may also be influenced by the following: the performance of GSAM, the profitability of Goldman, Sachs & Co. and anticipated compensation levels among competitor firms.

BASE SALARY AND PERFORMANCE BONUS FOR THE VALUE TEAM. GSAM and the GSAM Value Team's (the "Value Team") compensation package for its portfolio mangers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio Managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part are derived from advisory fees and for certain accounts, performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by three-year period of investment performance. The following criteria are considered:

      -     Individual performance (relative, absolute)

      -     Team Performance (relative, absolute)

      -     Consistent performance that aligns with clients' objectives

      -     Achievement of top rankings (relative and competitive)

The investment performance mentioned above is considered only on a pre-tax basis. As it relates to relative performance, the benchmark for the Mid Cap Value Portfolio is the Russell Midcap Value Index. As mentioned above, performance is measured on a three-year basis.

OTHER COMPENSATION. In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio Managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM Portfolio Managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

GSAM-International. Base Salary and Performance Bonus of the International Equity Team. GSAM-International and the GSAM-International International Equity Team's (the "International Equity Team") compensation packages for its portfolio managers are comprised of a base salary and performance bonus. The base salary is fixed. However, the performance bonus is a function of each portfolio manager's individual performance; the International Equity Team's total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees; his or her contribution to the overall performance of the International Equity Team; the performance of GSAM-International; the profitability of Goldman, Sachs & Co.; and anticipated compensation levels among competitor firms. Portfolio Managers are rewarded for their ability to outperform a benchmark while managing risk exposure.

The performance bonus for portfolio managers is significantly influenced by the following criteria: (1) overall pre-tax portfolio performance (2) consistency of performance across accounts with similar profiles; (3) compliance with risk budgets; and (4) communication with other portfolio managers within the research process. In addition, the following factors involving the overall performance of the investment style team are also considered when the amount of performance bonus is determined: (1) whether the teams' performance exceeded performance benchmarks over one-year and three-year periods (for the International Equity Portfolio's benchmark please see below) (2) whether the team managed portfolios within a defined range around a targeted tracking error; (3) whether the team performed consistently with objectives and client commitments; (4) whether the team achieved top tier rankings and ratings (a consideration secondary to the above) and (5) whether the team managed all similarly mandated accounts in a consistent manner. The benchmark for the International Equity Portfolio is the Morgan Stanley Capital International EAFE Index.

OTHER COMPENSATION. In addition to base salary and performance bonus, GSAM-International has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio Managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM-International Portfolio Managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

Ibbotson. Ibbotson's investment management employees are compensated on salary plus bonus based on established management goals and sales goals.

Janus. The following describes the structure and method of calculating the portfolio manager's compensation as of January 1, 2005. The portfolio manager is compensated by Janus Capital for managing the Focus Growth and Large Cap Growth Portfolios and the Multi-Managed Portfolios--Growth Component and any other funds, portfolios or accounts managed by the portfolio manager (collectively, for this discussion, the "Managed Funds") through two components: fixed compensation and variable compensation.

FIXED COMPENSATION. Fixed compensation is paid in cash and is comprised of an annual base salary and an additional amount calculated based on factors such as the complexity of managing funds and other accounts, scope of responsibility (including assets under management), tenure and long-term performance as a portfolio manager.

VARIABLE COMPENSATION. Variable compensation is paid in the form of cash and long-term incentive awards (consisting of Janus Capital Group Inc. restricted stock, stock options and a cash deferred award aligned with Janus fund shares). Variable compensation is structured to pay the portfolio manager primarily on individual performance, with additional compensation available for team performance and a lesser component based on net asset flows in the Managed Funds. Variable compensation is based on pre-tax performance of the Managed Funds.

The portfolio manager's individual performance compensation is determined by applying a multiplier tied to the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking for one- and three-year performance periods, if applicable, with a greater emphasis on three year results. The multiplier is applied against the portfolio manager's fixed compensation. The portfolio manager is also eligible to receive additional individual performance compensation if the Managed Funds achieve a certain rank in their Lipper peer performance groups in each of three, four, or five consecutive years. The portfolio manager's compensation is also subject to reduction in the event that the Managed Funds incur material negative absolute performance, and the portfolio manager will not be eligible to earn any individual performance compensation if the Managed Funds' performance does not meet or exceed a certain ranking in their Lipper peer performance group.

The portfolio manager is also eligible to participate with other Janus equity portfolio managers in a team performance compensation pool which is derived from a formula tied to the team's aggregate asset-weighted Lipper peer group performance ranking for the one-year performance period. Such compensation is then allocated among eligible individual equity portfolio managers at the discretion of Janus Capital. No team performance compensation is paid to any equity portfolio manager if the aggregate asset-weighted team performance for the one-year period does not meet or exceed a certain rank in the relevant Lipper peer group. The Portfolio manager may elect to defer payment of a designated percentage of fixed compensation and/or up to all variable compensation in accordance with the Janus Executive Income Deferral Program.

The Focus Growth and Large Cap Growth Portfolios' and the Multi-Managed Portfolios--Growth Component's Lipper peer group for compensation purposes is the Large-Cap Growth Funds.

J.P. Morgan. J.P. Morgan's portfolio managers participate in a highly competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable bonus consisting of cash incentives, stock awards and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of J.P. Morgan's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. Investment performance is generally more heavily weighted to the long-term.

Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As incentive compensation increases, the percentage of compensation awarded in restricted stock, stock appreciation awards or stock options also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

Lord Abbett. Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions. Base salaries are assigned at a level that takes into account the investment manager's experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a multiple of base salaries, are determined after an evaluation of the investment manager's investment results. Investment results are evaluated based on an assessment of the investment manager's three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. In addition to investment returns, other factors that are taken into consideration are: style consistency, dispersion among funds with similar objectives and the risk taken to achieve the portfolio returns. Finally, there is a component of that bonus that reflects leadership and management of the investment team. No part of the bonus payment is based on the investment manager's assets under management, the revenues generated by those assets, or the profitability of the investment manager's unit. Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses investment managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to an investment manager's profit-sharing account are based on a percentage of the investment manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Marsico. Marsico's portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, Mr. Marsico's compensation consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico's overall profitability for the period, and (2) individual achievement and contribution.

Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from Marsico.

Although Marsico may compare account performance with relevant benchmark indices, portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, Marsico seeks to evaluate the portfolio manager's individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within Marsico's Investment Team, contributions to Marsico's overall investment performance, discrete securities analysis, and other factors.

In addition to his salary and bonus, Mr. Marsico may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.

Putnam. Putnam believes its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments' total incentive compensation pool that is available to Putnam's Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the Portfolio is its broad investment category as determined by Lipper Inc. The Lipper peer groups for the Asset
Allocation: Diversified Growth Portfolio is the Global Flexible Portfolio Funds peer group.

The portion of the incentive compensation pool available to an investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

      -     Consistent performance means being above median over one year.

      - Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

      - Superior performance (which is the largest component of Putnam Management's incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team's portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund's Portfolio Leader(s) and Portfolio Member(s), as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management's parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam's profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

RCM RCM operates under a merit system with compensation having the following components:

   -  Competitive salaries

   -  Competitive bonus

   -  Profit Sharing Plan and Phantom Equity Plan

RCM's compensation strategy begins by preparing competitive benchmarks for each professional in the firm. The overwhelming factor affecting compensation for portfolio managers and analysts is a quantitative measurement of overall performance, both individual and team, relative to peers and appropriate benchmarks on both a one and three year basis. In addition, analysts are evaluated on their ability to successfully advocate and influence portfolio manager investment decisions.

In 2003, a new profit sharing plan was implemented at RCM that was consistent with the profit sharing arrangements agreed upon with the other Allianz Global Investors equity and fixed income platforms in the United States. In this arrangement, a significant percentage of operating income remains with RCM. In turn, these profits are shared with key investment and business management professionals on an annual basis. RCM has also implemented a Phantom Equity Plan. This Plan is designed to provide a long term incentive program for our current and future contributors to investment and business performance.
Participation in this program is determined each year by the Firm's Management Committee. Allocations vest over a number of years.

SAAMCo. The SAAMCo portfolio managers' compensation has both a salary and bonus component. There are no differences between the methods used to determine compensation with respect to the Portfolio and the other accounts. The salary component is a fixed base salary, which is the same for all SAAMCo portfolio managers, and is not based on manager performance. Generally, salary is based upon several factors, including experience and market levels of salary for such position. The bonus components of their salaries are based both on the Portfolio's individual performance and the organizational performance of SAAMCo. The Portfolio's individual performance constitutes seventy-five percent (75%) of the bonus component. It is determined by the Portfolio's one- and three-year performance relative to its Lipper peer group on a pre-tax basis. The amount of the individual performance bonus ranges from zero percent to two hundred and twenty-five percent (0%-225%) of the portfolio manager's base salary.

The organizational performance component of the portfolio manager's bonus constitutes twenty-five (25%) percent of his bonus. This portion of the bonus ranges from zero percent up to seventy-five percent (0%-75%) of their base salary. There are four factors which are used in determining the organizational component of the portfolio manager's bonus: (1) overall profitability of SAAMCo;
(2) the portfolio manager's overall process of engagement; (3) the construction of the manager's portfolio and exposure to risk; and (4) the portfolio manager's participation in other activities on behalf of SAAMCo.

Greg Braun and Thomas Reeg serve as portfolio managers to the SunAmerica Balanced component of the Multi-Managed Portfolios pursuant to a dual employment agreement between SAAMCo and AIGGIC. A discussion of their compensation structure may be found in AIGGIC's compensation description above.

Salomon Brothers. Citigroup Asset Management ("CAM") investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is typically determined based on market factors and the skill and experience of individual investment personnel.

CAM has recently implemented an investment management incentive and deferred compensation plan (the "Plan") for its investment professionals, including the fund's portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of CAM investment professionals with those of fund shareholders and other CAM clients. Under the Plan a "base incentive pool" is established for each team each year as a percentage of CAM's revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team's revenues are typically expected to increase or decrease depending in part on the effect that the team's investment performance has on the level of assets in the investment products managed by the team. The "base incentive pool" of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

The investment team's incentive pool is then adjusted to reflect the team's investment performance against the applicable product benchmark (e.g., a securities index) and its ranking among a "peer group" of non-CAM investment managers. Longer-term performance will be more heavily weighted than shorter-term performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted to reflect other factors (e.g., severance pay to departing members of the team, and discretionary allocations by the applicable CAM chief investment officer from one investment team to another). The incentive pool will be allocated by the applicable CAM chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

Up to 40% of an investment professional's annual incentive compensation is subject to deferral. Amounts deferred will accrue a return based on the hypothetical returns of a composite of CAM's investment products (where deemed appropriate, approximately half of the deferred amount will accrue a return based on the return of products managed by the applicable investment team). An additional portion of awarded incentive compensation may be received in the form of Citigroup stock or options to purchase common stock. Citigroup may from time to time offer other stock purchase or option programs to investment personnel.

T. Rowe Price. Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

Investment performance over one-, three-, five- and 10-year periods is the most important input. T. Rowe Price evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad-based index (for example, S&P 500 Index) and an applicable Lipper index (for, example, Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.

Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor.

Contribution to the T. Rowe Price overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring younger analysts, and being good corporate citizens are important components of the long term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolio managed by the portfolio manager.

Third Avenue. Compensation is structured such that key professionals benefit from remaining with the firm. Each portfolio manager receives a fixed base salary and cash bonus, payable each year. A portion of the bonus is deferred, pursuant to a deferred compensation plan of Third Avenue. The bonus is determined in the direction of senior management of Third Avenue, and is based on a qualitative analysis of several factors, including the profitability of Third Avenue and the contribution of the individual employee. Portfolio managers who perform additional management functions within the Third Avenuemay receive additional compensation in these other capacities.

Thornburg. The compensation of the portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. The portfolio manager also owns equity shares in the investment manager, Thornburg. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the portfolio manager and all other expenses related to supporting the accounts managed by the portfolio manager, including the Focus Growth and Income Portfolio; multiple year historical total return of accounts managed by the portfolio manager, including the Focus Growth and Income Portfolio, relative to market performance and similar funds; single year historical total return of accounts managed by the portfolio manager, including the Focus Growth and Income Portfolio, relative to market performance and similar funds; the degree of sensitivity of the portfolio manager to potential tax liabilities created for account holders in generating returns, relative to overall return. There is no material difference in the method used to calculate the portfolio manager's compensation with respect to the Focus Growth and Income Portfolio and other accounts managed by the portfolio manager, except that certain accounts managed by the portfolio manager may have no income or capital gains tax considerations. To the extent that the portfolio manager realizes benefits from capital appreciation and dividends paid to shareholders of the investment manager, such benefits accrue from the overall financial performance of the investment manager.

Wellington Management. The Portfolios managed by Wellington Management pay Wellington Management a fee based on the assets under management of the each Portfolio as set forth in the Subadvisory Agreement between Wellington Management and the Adviser on behalf of each Portfolio. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to each Portfolio. The following information relates to the period ended March 31, 2005.

Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of the Portfolio Managers includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner's base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for all other Portfolio Managers are determined by the Portfolio Manager's experience and performance in their respective roles. Base salaries for non-partners are reviewed annually and may be adjusted based on the recommendation of the Portfolio Manager's business manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries for non-partners. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Portfolio managed by the Portfolio Manager and generally each other portfolio managed by such Portfolio Manager. Each Equity Portfolio Manager's incentive payment relating to the relevant Portfolio is linked to the gross pre-tax performance of the portion of the Portfolio managed by the Portfolio Manager compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other portfolios managed by the Equity Portfolio Managers, including portfolios with performance fees. The Fixed Income Portfolio Managers receive incentives on the relevant Portfolios that are based solely on the revenues earned by Wellington Management. There is no potential for additional performance-related compensation. Portfolio-based incentives across all portfolios managed by an investment professional can, and typically do, represent a significant portion of an investment professional's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than portfolio performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula, as a partner of the firm. Messrs. Hill and Ryan are both partners of the firm.

FUND                                                     BENCHMARK INDEX AND/OR PEER GROUP
-----------------------------------------------          ---------------------------------
Multi-Managed Portfolios-Fixed Income Component          N/A
Large Cap Value Portfolio                                S&P 500(R) Barra Value Index
Mid Cap Growth Portfolio                                 Russell Mid Cap Growth Index
Diversified Fixed Income Portfolio                       N/A

OWNERSHIP OF PORTFOLIO SHARES

As of March 31, 2005, none of the Portfolio Managers who are primarily responsible for the day-to-day management of the Portfolios had any ownership interest in the Portfolios that they managed.

                           PERSONAL SECURITIES TRADING

The Trust, SunAmerica and the Distributor have adopted a written Code of Ethics under Rule 17j-1 of the 1940 Act (the "SunAmerica Code"), which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the SunAmerica Code is (1) any trustee, director, officer, general partner or advisory person of the Trust or the Adviser; (2) any Supervised Person who has access to non-public information on the purchase or sale of the Portfolios' securities, or non-public information regarding the portfolio holdings of the Portfolios; (3) any Supervised Person who is involved in making securities recommendations to the Portfolios, or has access to such recommendations that are non-public; and (4) any other persons designated by the Review Officer (as defined in the SunAmerica Code) as having access to current trading information. A "Supervised Person" means the Adviser's partners, officers, directors and employees, and any other person who provides advice on behalf of the Adviser and is subject to the Adviser's supervision and control.

The guidelines on personal securities trading relate to: (i) securities being considered for purchase or sale, or purchased or sold, by any investment company advised by the Adviser, (ii) Initial Public Offerings, (iii) private placements, (iv) blackout periods, (v) short-term trading profits and (vi) services as a director. Subject to certain restrictions, Access Persons may invest in securities, including securities that may be purchased or held by the Portfolios. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel. The Adviser reports to the Board of Trustees on a quarterly basis, as to whether there were any violations of the SunAmerica Code by Access Persons of the Trust or any Manager during the quarter.

Each of the Managers has adopted a Code of Ethics. Provisions of a Manager's Code of Ethics are applicable to persons who, in connection with their regular functions or duties as employees of the Manager, make, participate in, or obtain information regarding the purchase or sale of a security, or whose functions relate to the making of any recommendation with respect to such purchase or sale by the Portfolio managed by such Manager. Such provisions may be more restrictive than the provision set forth in the SunAmerica Code. Material violations of a Manager's Code of Ethics will be reported to the Trust's board of trustees.

                                RULE 12b-1 PLANS

The Board of Trustees has adopted the Class 2 Plan and the Class 3 Plan pursuant to Rule 12b-1 under the 1940 Act. There is no Plan in effect for Class 1 shares. Reference is made to "Account Information - Service Fees" in the Prospectuses for certain information with respect to the Plans. The Class 2 Plan provides for service fees payable at the annual rate of 0.15% of the average daily net assets of such Class 2 shares. The Class 3 Plan provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of such Class 3 shares. The service fees will be used to reimburse the Life Company for expenditures made to financial intermediaries for providing service to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios' Class 2 and 3 shares, respectively. It is possible that in any given year, the amount paid to certain financial intermediaries for such services could exceed the financial intermediaries' costs as described herein.

Continuance of the Plans with respect to each Portfolio is subject to annual approval by vote of the Independent Trustees. A Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of a Portfolio, without approval of the shareholders of the affected class of shares of the Portfolio. In addition, all material amendments to the Plans must be approved by the Trustees in the manner described above. A Plan may be terminated at any time with respect to a Portfolio without payment of any penalty by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected class of shares of the Portfolio. So long as the Plans are in effect, the election and nomination of the Independent Trustees of the Trust shall be committed to the discretion of the Independent Trustees. In the Trustees' quarterly review of the Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the Plans. In their consideration of the Plans with respect to a Portfolio, the Trustees must consider all factors they deem relevant, including information as to the benefits for the Portfolio for the shareholders of the relevant class of the Portfolio.

The following table sets forth the service fees paid by each of the Portfolios in Class 2 and Class 3 for the fiscal years ended March 31, 2005.2004 and 2003.

                                                          2005                 2004                  2003
                                                          ----                 ----                  ----
                                                   CLASS 2   CLASS 3    CLASS 2   CLASS 3    CLASS 2    CLASS 3*
                                                  ---------  --------  ---------  --------  ----------  ---------
Multi-Managed Growth Portfolio                    $ 117,390  $ 28,919  $  98,236  $  1,404  $   70,224  $      48
Multi-Managed Moderate Growth Portfolio           $ 245,266  $ 70,961  $ 206,011  $  3,720  $  133,334  $     104
Multi-Managed Income/Equity Portfolio             $ 224,287  $ 67,187  $ 188,138  $  6,880  $  116,362  $      77
Multi-Managed Income Portfolio                    $ 172,866  $ 46,697  $ 156,125  $  5,584  $   94,911  $      61
Asset Allocation: Diversified Growth Portfolio    $ 345,063  $ 96,917  $ 295,091  $  7,887  $  186,388  $     129
Stock Portfolio                                   $ 271,893  $ 76,059  $ 233,189  $  5,979  $  147,813  $     104
Large-Cap Growth Portfolio                        $ 112,634  $ 37,811  $  87,233  $  2,357  $   55,505  $      98
Large-Cap Composite Portfolio                     $  42,725  $ 12,816  $  35,268  $  1,403  $   23,334  $      96
Large-Cap Value Portfolio                         $ 151,767  $ 41,967  $ 111,315  $  2,845  $   77,427  $     100
Mid-Cap Growth Portfolio                          $ 107,879  $ 38,205  $  80,744  $  3,125  $   46,232  $      99
Mid-Cap Value Portfolio                           $ 150,497  $ 42,394  $  97,454  $  2,598  $   72,669  $      98

Small-Cap Portfolio                               $  94,507  $ 36,685  $  72,542  $  2,930  $   41,861  $      97
International Equity Portfolio                    $ 101,505  $ 33,197  $  57,779  $  2,489  $   35,204  $      95
Diversified Fixed Income Portfolio                $ 192,643  $ 47,117  $ 209,245  $  7,292  $  134,526  $     345
Strategic Fixed Income Portfolio**                       --  $  5,051         --        --          --         --
Cash Management Portfolio                         $  81,154  $ 28,585  $  71,949  $  4,823  $   66,664  $     287
Focus Growth Portfolio                            $  99,908  $ 37,684  $  83,351  $  2,960  $   47,797  $      96
Focus TechNet Portfolio                           $  44,272  $ 20,025  $  35,411  $  1,948  $   12,401  $      97
Focus Growth and Income Portfolio                 $  71,816  $ 38,963  $  54,564  $  3,271  $   25,904  $      99
Focus Value Portfolio                             $  83,204  $ 32,042  $  53,391  $  2,170  $   25,687  $     104
Allocation Growth Portfolio**                            --        --         --        --          --         --
Allocation Moderate Growth Portfolio**                   --        --         --        --          --         --
Allocation Moderate Portfolio**                          --        --         --        --          --         --
Allocation Balanced Portfolio**                          --        --         --        --          --         --

*     Class 3 commenced operations on November 11, 2002.

**    Portfolio commenced operations on February 14, 2005.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

FEDERAL TAXES. Under the Code, each Portfolio is treated as a separate regulated investment company provided certain qualification requirements are met. To qualify as a regulated investment company, a Portfolio must, among other things,
(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to not greater than 5% of the value of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (including short-term capital gains) plus 90% of its net tax-exempt interest income for the taxable year.

So long as a Portfolio qualifies as a regulated investment company, such Portfolio will not be subject to federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends. Dividends from net investment income and capital gain distributions, if any, are paid annually. All distributions are reinvested in shares of the Portfolio at net asset value unless the transfer agent is instructed otherwise.

Each Portfolio of the Trust is also subject to variable contract asset diversification regulations prescribed by the U.S. Treasury Department under the Code. These regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the value of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, but each U.S. agency or instrumentality is treated as a separate issuer. If a Portfolio fails to comply with these regulations, the contracts invested in that Portfolio will not be treated as annuity, endowment or life insurance contracts for federal income tax purposes and the income allocable to the contracts will be subject to federal income tax as ordinary income.

A Portfolio may invest in debt securities issued at a discount or providing for deferred interest, which may result in income to the Portfolio equal, generally, to a portion of the excess of the face value of the securities over the issue price thereof ("original issue discount") each year that the securities are held, even though the portfolio receives no actual interest payments thereon. Original issue discount is treated as income earned by a Portfolio and, therefore, is subject to distribution requirements of the Code applicable to regulated investment companies. Since the original issue discount income earned by a Portfolio in a taxable year may not be represented by cash income, the Portfolio may have to dispose of securities, which it might otherwise have continued to hold, to generate cash in order to satisfy its distribution requirements.

Options, forward contracts, futures contracts and foreign currency transactions entered into by a Portfolio will be subject to special tax rules. These rules may accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and/or convert short-term capital losses into long-term capital losses. As a result, these rules could affect the amount, timing and character of distributions by a Portfolio.

A "passive foreign investment company" ("PFIC") is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Portfolio acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock or on any gain from disposition of the stock (collectively, the "PFIC income"), plus certain interest change, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. A Portfolio may make a mark-to-market election with respect to any stock it holds of a PFIC, if such stock is marketable (as defined by the Code for purposes of such election). For these purposes, all stock in a PFIC that is owned directly or indirectly by a regulated investment company is treated as a marketable stock. If the election is in effect, at the end of the Portfolio's taxable year, the Portfolio will recognize annually the amount of mark-to-market gains, if any, with respect to PFIC stock as ordinary income. No ordinary loss will be recognized on the marketing to market of PFIC stock, except to the extent of gains recognized in prior years. Alternatively, a Portfolio may elect to treat any PFIC in which it invests as a "qualified electing fund," in which case, in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in its income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio; those amounts would be subject to the distribution requirements applicable to the Portfolio described above. In order to make this election, a Portfolio would be required to obtain certain information from the PFIC, which, in many cases, may be difficult to do.

Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Portfolio will be subject, since the amount of the Portfolio assets to be invested in various countries is not known and is expected to vary. Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes. Since the shares of the Portfolios are offered only in connection with the Variable Contracts, no discussion is set forth herein as to the U.S. federal income tax consequences at the shareholder level. For information concerning the U.S. federal income tax consequences to purchasers of the Variable Contracts see the prospectus for such contracts.

For the fiscal year ended March 31, 2005, the Portfolios had the following capital loss carry-forwards:

                                                       CAPITAL
                                                     LOSS CARRY-
                  PORTFOLIO                           FORWARDS
----------------------------------------------      --------------
Multi-Managed Growth Portfolio                      $  49,415,235
Multi-Managed Moderate Growth Portfolio             $  38,333,520
Multi-Managed Income/Equity Portfolio               $  12,694,011
Multi-Managed Income Portfolio                      $   2,348,021
Asset Allocation: Diversified Growth Portfolio      $  10,862,019
Stock Portfolio                                     $   7,537,342
Large-Cap Growth Portfolio                          $  16,392,847
Large-Cap Composite Portfolio                       $   2,593,583
Large-Cap Value Portfolio                                      --
Mid-Cap Growth Portfolio                                       --
Mid-Cap Value Portfolio                                        --
Small-Cap Portfolio                                            --
International Equity Portfolio                                 --
Diversified Fixed Income Portfolio                             --

Strategic Fixed Income Portfolio                               --
Cash Management Portfolio                           $          62
Focus Growth Portfolio                              $   8,370,885
Focus TechNet Portfolio                             $   1,666,181
Focus Growth and Income Portfolio                   $     433,408
Focus Value Portfolio                                          --
Allocation Growth Portfolio                                    --
Allocation Moderate Growth Portfolio                           --
Allocation Moderate Portfolio                                  --
Allocation Balanced Portfolio                                  --

To the extent not yet utilized, such losses will be available to each of the Portfolios to offset future capital gains through 2009 and 2012. The utilization of such losses will be subject to annual limitations under the Code.

                               SHARES OF THE TRUST

The Trust consists of twenty-four separate Portfolios, each of which offers Class 1, 2 and/or 3 shares. In addition, the Trustees may authorize the creation of additional classes of shares in the future, which may have fee structures different from those of existing classes and/or may be offered only to certain qualified investors.

Except as otherwise described herein, all shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing Trustees unless and until such time as fewer than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees, provided that immediately after the appointment of any successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except that amendments to conform the Declaration to the requirements of applicable federal laws or regulations or the regulated investment company provisions of the Code may be made by the Trustees without the vote or consent of shareholders. If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely.

In matters affecting only a particular Portfolio, the matter shall have been effectively acted upon by a majority vote of that Portfolio even though: (1) the matter has not been approved by a majority vote of any other Portfolio; or (2) the matter has not been approved by a majority vote of the Trust.

The classes of shares of a given Portfolio are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees; and (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 Plan adopted with respect to Class 2 and 3 shares.

                               PORTFOLIO TURNOVER

For the fiscal year ended March 31, 2005, the portfolio turnover rate was higher than the previous year for the Focus Growth Portfolio due to the replacement of two subadvisers in February 2005.

For the fiscal year ended March 31, 2005, the portfolio turnover rate was higher than the previous year for the Asset Allocation: Diversified Growth Portfolio due to the consolidation of the management of U.S. Equities by collapsing the value and the growth sleeves into the existing core sleeve in February, 2005. The International Equity sleeve was converted from a fundamental portfolio to a quantitative portfolio. These two changes were one time events and the portfolio turnover is expected to revert back to previous levels going forward.

                                 PRICE OF SHARES

The Trust is open for business on any day the New York Stock Exchange ("NYSE") is open for regular trading. Shares of each Portfolio are valued at least daily as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time). Each Portfolio calculates the net asset value of each class of its' shares by dividing the total value of each class's net assets by the number of shares outstanding. The days and times of such computation may, in the future, be changed by the Trustees in the event that the portfolio securities are traded in significant amounts in markets other than the NYSE, or on days or at times other than those during which the NYSE is open for trading.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the NYSE, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds, debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future Contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Mutual funds held by a Portfolio are valued at the net asset value (market value) of the underlying fund.

Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, then these securities are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees. The fair value of all other assets is added to the value of securities to arrive at the respective Portfolio's total assets.

A Portfolio's liabilities, including proper accruals of expense times, are deducted from total assets. The net asset value of a class of shares of the respective Portfolio is divided by the total number of shares outstanding in that class to arrive at the net asset value per share.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

It is the policy of the Trust, in effecting transactions in portfolio securities, to seek the best execution at the most favorable prices. The determination of what may constitute best execution involves a number of considerations, including the economic result to the Trust (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected where a large block is involved, confidentiality (including trade anonymity), the availability of the broker to stand ready to execute potentially difficult transactions and the financial strength and stability of the broker. Such considerations are judgmental and are considered in determining the overall reasonableness of brokerage commissions paid. Sales of Portfolio shares is not considered a factor in the selection of a broker to effect transactions in Portfolio securities.

A factor in the selection of brokers is the receipt of research services analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information. Research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by the Manager.

A Manager may cause a Portfolio to pay such broker-dealers commissions that exceed what other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. The extent to which commissions may reflect the value of research services cannot be presently determined. To the extent that research services of value are provided by broker-dealers with or through whom the Manager places the Trust's portfolio transactions, the Manager may be relieved of expenses it might otherwise bear. Research services furnished by broker-dealers may be used by the Manager in connection with the Trust and could be useful and of value to the Manager in serving other clients as well as the Trust. Research services obtained by the Manager as a result of the placement of portfolio brokerage of other clients could also be useful and of value in serving the Trust.

In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. The Trust's Portfolios may, however, effect certain "riskless principal transactions" in the over-the-counter market with a stated commission. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Trust has obtained an exemptive order from the SEC, permitting the Trust in certain circumstances to deal with securities dealers (that may be deemed to be affiliated persons of affiliated persons of the Trust solely because of a subadvisory relationship with one or more Portfolios) as a principal in purchases and sales of certain securities, and to pay commissions, fees or other remuneration to such securities dealers in connection with the sale of securities to or by any of the Portfolios on a securities exchange without complying with certain of the requirements of Rule 17e-1 under the 1940 Act.

Subject to the above considerations, a Manager may use broker-dealer affiliates of a Manager as a broker for any Portfolio. In order for such broker-dealer to effect any portfolio transactions for a Portfolio, the commissions, fees or other remuneration received by the broker-dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow such broker-dealer to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees of the Trust, including a majority of the non-interested Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to such broker-dealers are consistent with the foregoing standard. These types of brokerage transactions are also subject to such fiduciary standards as may be imposed upon the broker-dealers by applicable law. The following tables set forth the brokerage commissions paid by the Portfolios and the amounts of the brokerage commissions paid to affiliated broker-dealers of such Portfolios for the fiscal years ended March 31, 2005, 2004 and 2003. In addition, for the fiscal year ended March 31, 2005, the Fund's directed the following amounts of portfolio securities transactions, and commissions paid thereon, to broker-dealers which provided research services to the Portfolios' sub-advisers:

                           2005 BROKERAGE COMMISSIONS

                                                                                   PERCENTAGE OF     GROSS DOLLAR   DOLLAR AMOUNT
                                                                                     AMOUNT OF         VALUE OF          OF
                                                 AMOUNT PAID      PERCENTAGE OF    TRANSACTIONS     PURCHASE/SALES   COMMISSIONS
                                  AGGREGATE     TO AFFILIATED      COMMISSIONS       INVOLVING        DIRECTED TO    DIRECTED TO
                                  BROKERAGE        BROKER-     PAID TO AFFILIATED   PAYMENT OF         RESEARCH       RESEARCH
PORTFOLIO                        COMMISSIONS      DEALERS*       BROKER-DEALERS*    COMMISSIONS        PROVIDERS      PROVIDERS
-----------------------------    -----------  ---------------  -----------------   -------------    --------------  --------------
Multi-Managed Growth             $   347,592              N/A         N/A               N/A         $      171,986  $          123
Multi-Managed Moderate Growth    $   549,164              N/A         N/A               N/A         $      254,451  $          182
Multi-Managed Income/Equity      $   117,473              N/A         N/A               N/A         $      107,658  $           77
Multi-Managed Income             $    53,521              N/A         N/A               N/A         $       48,150  $           35
Asset Allocation: Diversified
Growth                           $   649,540              N/A         N/A               N/A         $  200,816,199  $      228,779
Stock                            $   286,853              N/A         N/A               N/A         $    1,818,006  $        2,231
Large Cap Growth                 $    74,092  $           663        0.89%             0.11%        $   32,443,739  $       41,241
Large Cap Composite              $    51,387              N/A         N/A               N/A         $      103,362  $          152
Large Cap Value                  $    72,295              N/A         N/A               N/A         $    1,824,658  $        2,325
Mid Cap Growth                   $   148,679              N/A         N/A               N/A         $    2,826,177  $        3,996
Mid Cap Value                    $   143,363  $         7,485        5.22%             0.68%        $   56,087,707  $       50,658
Small Cap                        $   300,628  $         5,771        1.92%             0.00%                     0               0
International Equity             $   387,640  $        33,422        8.62%             0.16%        $   32,149,952  $       36,957
Diversified Fixed Income         $     6,622              N/A         N/A               N/A                      0               0
Strategic Fixed Income                   N/A              N/A         N/A               N/A                      0)              0
Cash Management                          N/A              N/A         N/A               N/A                      0               0
Focus Growth                     $   414,496  $       127,454       30.75%            10.83%        ($  21,791,102  $       19,968
Focus TechNet                    $   197,358  $        12,488        6.33%             1.03%        $   38,704,209  $        2,170
Focus Growth and Income          $   121,103  $         4,500        3.72%             0.46%        $        1,322  $        1,322
Focus Value                      $   154,114  $        10,548        6.84%             0.51%                     0               0
Allocation Growth                        N/A              N/A         N/A               N/A                      0               0
Allocation Moderate Growth               N/A              N/A         N/A               N/A                      0               0
Allocation Moderate                      N/A              N/A         N/A               N/A                      0               0
Allocation Balanced                      N/A              N/A         N/A               N/A                      0               0

* The Portfolios that effected transactions with affiliated broker-dealers, the dollar amounts and percentage of each individual broker-dealer transactions is as follows: Large Cap Growth: Goldman Sachs & Co. ($663, 0.89%), Mid Cap Value:
Goldman Sachs & Co. ($7,485, 5.22%), Small Cap: Citigroup Global Markets, Inc. ($5,771, 1.92%), International Equity: Goldman Sachs & Co. ($33,422, 8.62%),
Focus Growth: Fred Alger ($88,910, 21.45%), Banc of America Securities LLC ($996, 0.24%), Citigroup Global Markets, Inc. ($15,532, 3.75%) and Credit Suisse First Boston Corp. ($22,016, 5.31%), Focus TechNet: Baron Capital, Inc. ($12,488, 6.33%), Focus Growth and Income: Harris Associates Securities L.P. ($4,500, 3.72%), Focus Value: M.J. Whitman ($10,548, 6.84%).

                           2004 BROKERAGE COMMISSIONS

                                                                                               PERCENTAGE OF
                                                                                                 AMOUNT OF
                                                                            PERCENTAGE OF      TRANSACTIONS
                                       AGGREGATE      AMOUNT PAID TO     COMMISSIONS PAID TO     INVOLVING
                                       BROKERAGE    AFFILIATED BROKER-       AFFILIATED         PAYMENT OF
PORTFOLIO                             COMMISSIONS        DEALERS*          BROKER-DEALERS*      COMMISSIONS
------------------------------------  -----------   ------------------   -------------------   ------------
Multi-Managed Growth                  $   274,738                  N/A            N/A               N/A
Multi-Managed Moderate Growth         $   381,591                  N/A            N/A               N/A
Multi-Managed Income/Equity           $   183,103                  N/A            N/A               N/A
Multi-Managed Income                  $    84,358                  N/A            N/A               N/A
Asset Allocation: Diversified Growth  $   385,054                  N/A            N/A               N/A
Stock                                 $   280,729                  N/A            N/A               N/A
Large Cap Growth                      $    70,303   $            2,772           3.94%             0.39%

Large Cap Composite                   $    64,027                  N/A            N/A               N/A
Large Cap Value                       $    59,116                  N/A            N/A               N/A
Mid Cap Growth                        $   121,595                  N/A            N/A               N/A
Mid Cap Value                         $   112,041   $            2,780           2.48%             0.22%
Small Cap                             $   293,413                  N/A            N/A               N/A
International Equity                  $   117,650   $            2,582           2.19%             0.11%
Diversified Fixed Income              $     5,994                  N/A            N/A               N/A
Cash Management                               N/A                  N/A            N/A               N/A
Focus Growth                          $   213,918   $           55,813          26.09%             3.58%
Focus TechNet                         $   234,523   $           18,619           7.94%             1.02%
Focus Growth and Income               $    79,903   $           10,830          13.55%             0.65%
Focus Value                           $   127,719   $           30,780          24.10%             1.05%

* The Portfolios that effected transactions with affiliated broker-dealers, the dollar amounts and percentage of each individual broker-dealer transactions is as follows: Large Cap Growth: Goldman Sachs & Co. ($2,772, 3.94%), Mid Cap Value: Goldman Sachs & Co. ($2,780, 2.48%), International
  Equity: Goldman Sachs & Co. ($1,299, 1.10%) and JB Were, Inc. ($1,283, 1.09%),
  Focus Growth: Fred Alger ($54,788, 25.61%) and Citigroup Global Markets, Inc. ($1,025, 0.48%), Focus TechNet: Baron Capital, Inc. ($18,619, 7.94%), Focus
  Growth and Income: Harris Associates Securities L.P. ($7,987, 10.00%) and Banc of America Securities LLC ($2,843, 3.55%), Focus Value: J.P. Morgan Securities, Inc. ($1,214, 0.95%) and M.J. Whitman LLC ($29,566, 23.15%).

                           2003 BROKERAGE COMMISSIONS

                                                                                       PERCENTAGE OF
                                                                      PERCENTAGE OF      AMOUNT OF
                                                    AMOUNT PAID TO     COMMISSIONS     TRANSACTIONS
                                       AGGREGATE      AFFILIATED         PAID TO         INVOLVING
                                       BROKERAGE        BROKER-        AFFILIATED       PAYMENT OF
PORTFOLIO                             COMMISSIONS      DEALERS*      BROKER-DEALERS*    COMMISSIONS
------------------------------------  -----------   --------------   ---------------   ------------
Multi-Managed Growth                  $   342,084              N/A          N/A             N/A
Multi-Managed Moderate Growth         $   406,672              N/A          N/A             N/A
Multi-Managed Income/Equity           $   152,760              N/A          N/A             N/A
Multi-Managed Income                  $    61,484              N/A          N/A             N/A
Asset Allocation: Diversified Growth  $   410,506              N/A          N/A             N/A
Stock                                 $   275,041              N/A          N/A             N/A
Large Cap Growth                      $    78,480   $        5,693         7.25%           0.47%
Large Cap Composite                   $    36,850              N/A          N/A             N/A
Large Cap Value                       $    57,898              N/A          N/A             N/A
Mid Cap Growth                        $   120,466              N/A          N/A             N/A
Mid Cap Value                         $   119,209   $        3,165         2.66%           0.31%
Small Cap                             $   140,695              N/A          N/A             N/A
International Equity                  $    55,728   $          449         0.81%           0.01%
Diversified Fixed Income              $     8,372              N/A          N/A             N/A
Cash Management                               N/A              N/A          N/A             N/A
Focus Growth                          $   143,685   $       55,913        38.91%           8.40%
Focus TechNet                         $   150,036              N/A          N/A             N/A
Focus Growth and Income               $    95,837   $       14,089        14.70%           1.82%
Focus Value                           $   112,509   $       45,720        40.64%           4.41%

* The Portfolios that effected transactions with affiliated broker-dealers, the dollar amounts and percentage of each individual broker-dealer transactions is as follows: Large Cap Growth: Goldman Sachs & Co. ($5,471, 6.97%) and Spear, Leeds & Kellogg ($222, 0.28%), Mid Cap Value: Goldman Sachs & Co. ($3,165, 2.66%), International Equity: Goldman Sachs & Co. ($449, 0.81%), Focus Growth:
  Fred Alger ($42,282, 29.43%), Banc of America Securities LLC ($2,939, 2.04%) and Salomon Smith Barney, Inc. ($10,692, 7.44%), Focus Growth and Income:
  Harris Associates Securities L.P. ($11,338, 11.83%) and Banc of America Securities LLC ($2,751, 2.87%), Focus Value: J.P. Morgan Securities, Inc. ($1,867, 1.66%) and M.J. Whitman, Inc. ($43,853, 38.98%).

The policy of the Trust with respect to brokerage is reviewed by the Board of Trustees from time-to-time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

The following table sets forth the value of the Portfolio's holdings of securities of the Trust's regular brokers and dealers (as defined under Rule 10b-1 of the 1940 Act) and their parents as of March 31, 2005.

                                                                                                   VALUE
PORTFOLIO                                        BROKER-DEALER                                    (000's)    DEBT/EQUITY
Multi-Managed Growth Portfolio                   Bank of America Corp.                               3,325      Equity
                                                 Bank of America Corp.                                 282       Debt
                                                 Bank of America Mtg. Securities, Inc.                 364       Debt
                                                 Bear Stearns Commercial Mtg. Securities Corp          177       Debt
                                                 Citibank Credit Card Issuance Trust                   191       Debt
                                                 Citigroup, Inc.                                       626      Equity
                                                 Citigroup, Inc.                                       281       Debt
                                                 Credit Suisse First Boston                             15       Debt
                                                 Cs First Boston Mtg. Securities Corp.                  57       Debt
                                                 Goldman Sachs Group, Inc.                           2,315      Equity
                                                 Goldman Sachs Group, Inc.                              76       Debt
                                                 Greenwich Capital Commercial Funding Corp.            175       Debt
                                                 HSBC Bank USA                                          29       Debt
                                                 J.P. Morgan Chase & Co.                               256      Equity
                                                 J.P. Morgan Chase & Co.                               437       Debt
                                                 J.P. Morgan Chase Bank NA                              17       Debt
                                                 J.P. Morgan Chase Capital XY                           10       Debt
                                                 J.P. Morgan Chase Commercial Mtg. Secs. Corp.         147       Debt
                                                 Merrill Lynch & Co., Inc.                             366      Equity
                                                 Merrill Lynch & Co., Inc.                              18       Debt
                                                 Merrill Lynch Mtg. Investors, Inc.                    329       Debt
                                                 Piper Jaffray Cos.                                    999      Equity
                                                 State Street Bank & Trust Co.                       3,554       Debt
                                                 UBS Securities, LLC                                 2,085       Debt
                                                 Wachovia Bank NA                                      243       Debt

Multi-Managed Moderate Growth Portfolio          Bank of America Corp.                               4,493      Equity
                                                 Bank of America Corp.                                 936       Debt
                                                 Bank of America Mtg. Securities, Inc.               1,179       Debt
                                                 Bear Stearns Commercial Mtg. Securities, Inc          746       Debt
                                                 Citibank Credit Card Issuance Trust                   757       Debt
                                                 Citigroup, Inc.                                       902       Debt
                                                 Citigroup, Inc.                                     1,026      Equity
                                                 Credit Suisse First Boston                             23       Debt
                                                 CS First Boston Mtg. Securities Corp                   81       Debt
                                                 Goldman Sachs Group, Inc.                           3,179      Equity
                                                 Goldman Sachs Group, Inc.                             271       Debt
                                                 HSBC Bank USA                                          47       Debt

                                                 J.P. Morgan Chase & Co.                               436      Equity
                                                 J.P. Morgan Chase & Co.                             1,349       Debt
                                                 J.P. Morgan Chase Bank NA                              26       Debt
                                                 J.P. Morgan Chase Capital XY                           16       Debt
                                                 J.P. Morgan Chase Commercial Mtg. Secs. Corp.         441       Debt
                                                 Merrill Lynch & Co., Inc.                             609      Equity
                                                 Merrill Lynch & Co., Inc.                              27       Debt
                                                 Merrill Lynch Mtg. Investors, Inc.                  1,035       Debt
                                                 Piper Jaffray Cos.                                  1,683      Equity
                                                 State Street Bank & Trust Co.                       6,831       Debt
                                                 UBS Securities, LLC                                 7,205       Debt
                                                 Wachovia Bank NA                                      769       Debt

Multi-Managed Income/Equity Portfolio            Bank of America Corp.                               2,806      Equity
                                                 Bank of America Corp Mtg. Securities Corp.          1,567       Debt
                                                 Bank of America Corp.                               1,229       Debt
                                                 Bear Stearns Commercial Mtg. Securities, Inc          982       Debt
                                                 Citibank Credit Card Issuance Trust                 1,051       Debt
                                                 Citigroup, Inc.                                     1,212       Debt
                                                 Citigroup, Inc.                                       995      Equity
                                                 Credit Suisse First Boston                             54       Debt
                                                 CS First Boston Mtg. Securities Corp.                  89       Debt
                                                 Goldman Sachs Group, Inc.                           2,451       Debt
                                                 Greenwich Capital Commercial Funding Corp.            974       Debt
                                                 HSBC Bank USA                                         110       Debt
                                                 J.P. Morgan Chase & Co.                               426      Equity
                                                 J.P. Morgan Chase & Co.                             1,833       Debt
                                                 J.P. Morgan Chase Bank NA                              61       Debt
                                                 J.P. Morgan Chase Capital XY                           38       Debt
                                                 J.P. Morgan Chase Commercial Mtg. Secs. Corp          686       Debt
                                                 Merrill Lynch & Co., Inc.                             673      Equity
                                                 Merrill Lynch Mtg. Investors, Inc.                  1,196       Debt
                                                 State Street Bank & Trust Co.                       2,418       Debt
                                                 UBS Securities, LLC                                10,600       Debt
                                                 Wachovia Bank NA                                    1,012       Debt

Multi-Managed Income Portfolio                   Bank of America Corp.                               1,285       Debt
                                                 Bank of America Corp.                               1,074      Equity
                                                 Bank of America Mtg. Securities, Inc.               1,667       Debt
                                                 Bear Stearns Commercial Mtg. Securities, Inc          913       Debt
                                                 Citibank Credit Card Issuance Trust                 1,436       Debt
                                                 Citigroup, Inc.                                       442      Equity
                                                 Citigroup, Inc.                                     1,239       Debt
                                                 Credit Suisse First Boston                             25       Debt
                                                 CS First Boston Mtg. Securities Corp.                 299       Debt
                                                 Goldman Sachs Group, Inc.                             690      Equity
                                                 Goldman Sachs Group, Inc.                             379       Debt
                                                 Greenwich Capital Commercial Funding Corp.            906       Debt
                                                 HSBC Bank USA                                          51       Debt
                                                 J.P. Morgan Chase & Co.                               274      Equity
                                                 J.P. Morgan Chase & Co.                             1,785       Debt
                                                 J.P. Morgan Chase Bank NA                              28       Debt
                                                 J.P. Morgan Chase Capital XY                           17       Debt
                                                 J.P. Morgan Chase Commercial Mtg. Secs. Corp.         588       Debt
                                                 Merrill Lynch & Co., Inc.                             330      Equity

                                                 Merrill Lynch & Co., Inc.                              31       Debt
                                                 Merrill Lynch Mtg. Investors, Inc.                  1,053       Debt
                                                 State Street Bank & Trust Co.                         750       Debt
                                                 UBS Securities, LLC                                 9,055       Debt
                                                 Wachovia Bank NA                                    1,060       Debt

Asset Allocation: Diversified Growth Portfolio   Bank of America                                       235       Debt
                                                 Bank of America                                     2,482      Equity
                                                 Barclay's                                              22       Debt
                                                 Barclay's                                           2,218      Equity
                                                 Bear Stearns Asset Backed Securities, Inc.            911      Equity
                                                 BNP Paribas                                         1,029      Equity
                                                 Citibank                                               31       Debt
                                                 Citigroup, Inc.                                     3,595      Equity
                                                 Citigroup, Inc.                                        31       Debt
                                                 Credit Suisse                                       1,418      Equity
                                                 Credit Suisse                                         536       Debt
                                                 Goldman Sachs Group, Inc.                             145       Debt
                                                 HSBC Capital Funding                                   76       Debt
                                                 JP Morgan Chase & Co.                               1,046      Equity
                                                 JP Morgan Chase & Co.                                 494       Debt
                                                 Lehman Brothers Holdings                               49       Debt
                                                 Merrill Lynch & Co., Inc.                             877       Debt
                                                 State Street Corp.                                     20       Debt
                                                 UBS                                                   907      Equity
                                                 UBS                                                    35       Debt
                                                 Wachovia                                              428       Debt

Stock Portfolio                                  Citigroup, Inc.                                    10,046      Equity
                                                 Credit Suisse Group                                 1,292      Equity
                                                 Goldman Sachs Group, Inc.                           1,562      Equity
                                                 Merrill Lynch & Co., Inc.                           2,904      Equity
                                                 State Street Corp.                                  4,879      Equity
                                                 UBS AG                                              4,298      Equity

Large Cap Growth Portfolio                       Bank of America Corp.                               1,980      Equity
                                                 Citigroup, Inc.                                       142      Equity
                                                 Goldman Sachs Group, Inc.                           1,616      Equity
                                                 JP Morgan Chase & Co.                                 376      Equity
                                                 Merrill Lynch & Co., Inc.                             300      Equity
                                                 State Street Bank & Trust Co.                       1,210       Debt

Large Cap Composite Portfolio                    Bank of America                                       567      Equity
                                                 Bear Stearns Cos., Inc.                                14      Equity
                                                 Citigroup, Inc.                                     1,185      Equity
                                                 Credit Suisse Group                                    60      Equity
                                                 Goldman Sachs Group, Inc.                             278      Equity
                                                 J.P. Morgan Chase & Co.                               331      Equity
                                                 Lehman Brothers Holdings, Inc.                         31      Equity
                                                 Merrill Lynch & Co., Inc.                             216      Equity
                                                 Morgan Stanley                                        247      Equity
                                                 State Street Bank & Trust Co.                         250      Equity
                                                 State Street Bank & Trust Co.                         485       Debt
                                                 UBS Warburg, LLC                                      211      Equity
                                                 Wachovia Corp.                                         97      Equity

Large Cap Value Portfolio                        Bank of America Corp.                               3,680      Equity

                                                 Bear Stearns Co., Inc.                                100      Equity
                                                 Citigroup, Inc.                                     4,712      Equity
                                                 Goldman Sachs Group, Inc.                           1,429      Equity
                                                 J.P. Morgan Chase & Co.                             2,688      Equity
                                                 Lehman Brothers Holdings, Inc.                        231      Equity
                                                 Merrill Lynch & Co., Inc.                             470      Equity
                                                 Morgan Stanley                                      1,737      Equity
                                                 State Street Bank & Trust                             515      Equity
                                                 State Street Bank & Trust Co.                         559       Debt
                                                 UBS Warburg, LLC                                    1,330       Debt
                                                 Wachovia Corp                                         721      Equity

Mid Cap Growth Portfolio                         State Street Bank & Trust Co.                         265       Debt
                                                 State Street Bank & Trust Co.                         380      Equity
                                                 UBS Warburg, LLC                                    2,560       Debt

Mid Cap Value Portfolio                          Bear Stearns Cos, Inc.                                879      Equity
                                                 State Street Bank & Trust Co.                       1,178       Debt

Small Cap Portfolio                              State Street Bank & Trust Co.                        9521       Debt

International Portfolio                          Credit Suisse First Boston                            854      Equity
                                                 State Street Bank & Trust Co.                       3,504       Debt
                                                 UBS AG                                              1,289      Equity

Diversified Fixed Income Portfolio               Bank of America Corp.                                 783       Debt
                                                 Bear Stearns Commercial Mtg. Securities Corp        1,125       Debt
                                                 Citigroup, Inc.                                       837       Debt
                                                 Credit Suisse                                         216       Debt
                                                 Goldman Sachs Group, Inc.                             672       Debt
                                                 HSBC Bank USA                                         290       Debt
                                                 JP Morgan Chase & Co.                               1,938       Debt
                                                 Morgan Stanley                                        962       Debt
                                                 State Street Bank & Trust Co.                       1,051       Debt
                                                 UBS AG                                             11,179       Debt
                                                 Wachovia Corp                                         243       Debt

Cash Management Portfolio                        Goldman Sachs                                       1,489       Debt
                                                 State Street Bank & Trust Co.                      11,850       Debt

Focus Growth Portfolio                           State Street Bank & Trust Co.                       3,310       Debt

Focus TechNet Portfolio                          State Street Bank & Trust Co.                       3,074       Debt

Focus Growth and Income Portfolio                Citigroup, Inc.                                     2,262      Equity
                                                 State Street Bank & Trust Co.                       4,046       Debt

Focus Value Portfolio                            State Street Bank & Trust Co.                       6,888       Debt

Strategic Fixed Income Portfolio                 N/A                                                   N/A        N/A

A Manager and its respective affiliates may manage, or have proprietary interests in, accounts with similar, dissimilar or the same investment objective as one or more Portfolios of the Trust. Such account may or may not be in competition with a Portfolio for investments. Investment decisions for such accounts are based on criteria relevant to such accounts; portfolio decisions and results of the Portfolio's investments may differ from those of such other accounts. There is no obligation to make available for use in managing the Portfolio any information or strategies used or developed in managing such accounts. In addition, when two or more accounts seek to purchase or sell the same assets, the assets actually purchased or sold may be allocated among accounts on a good faith equitable basis at the discretion of the account's adviser. In some cases, this system may adversely affect the price or size of the position obtainable for a Portfolio.

If determined by a Manager to be beneficial to the interests of the Trust, partners and/or employees of the Manager may serve on investment advisory committees, which will consult with the Manager regarding investment objectives and strategies for the Trust. In connection with serving on such a committee, such persons may receive information regarding a Portfolio's proposed investment activities that is not generally available to unaffiliated market participants, and there will be no obligation on the part of such persons to make available for use in managing the Portfolio any information or strategies known to them or developed in connection with their other activities.

It is possible that a Portfolio's holdings may include securities of entities for which a Manager or its affiliate performs investment banking services as well as securities of entities in which the Manager or its affiliate makes a market. From time to time, such activities may limit a Portfolio's flexibility in purchases and sales of securities. When a Manager or its affiliate is engaged in an underwriting or other distribution of securities of an entity, the Manager may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Portfolio.

Because each Managed Component of a Multi-Managed Seasons Portfolio and each separate portion of a Multi-Managed Seasons Select Portfolio will be managed independently of each other, it is possible that the same security may be purchased and sold on the same day by two separate Managed Components or separate portion, resulting in higher brokerage commissions for the Portfolio.

                               GENERAL INFORMATION

CUSTODIAN. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's custodian. In this capacity, State Street maintains the portfolio securities held by the Trust, administers the purchase and sale of portfolio securities, and performs certain other duties. State Street also serves as transfer agent and dividend disbursing agent for the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL. PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, TX 77002, has been selected as the Trust's independent registered public accounting firm. PricewaterhouseCoopers LLP performs an annual audit of the Trust's financial statements and provides tax advisory services, tax return preparation and accounting services relating to filings with the SEC. The firm of Shearman & Sterling LLP, 599 Lexington Avenue, New York, New York 10022, has been selected to provide legal counsel to the Trust.

REPORTS TO SHAREHOLDERS. Persons having a beneficial interest in the Trust are provided at least semi-annually with reports showing the investments of the Portfolios, financial statements and other information. The Trust files schedules of its portfolio holdings with the SEC for the first and third quarters of each fiscal year (June 30th and December 31st) on Form N-Q. Shareholders may obtain Form N-Q by visiting the SEC's website at http://www.sec.gov or visiting the SEC's Public Reference Room. Information on the operation of the Public Reference Room may be obtained by calling
(202) 942-8900.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY. Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust provides indemnification to its trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

REGISTRATION STATEMENT. A registration statement has been filed with the SEC under the Securities Act and the 1940 Act. The Prospectuses and this SAI do not contain all information set forth in the registration statement, its amendments and exhibits thereto, that the Trust has filed with the SEC, Washington, D.C., to all of which reference is hereby made.

PROXY VOTING POLICIES AND PROCEDURES

Proxy Voting Responsibility. The Trust has adopted policies and procedures for the voting of proxies relating to portfolio securities. The policies and procedures were drafted according to recommendations by a proxy voting committee composed of senior management of the Trust and the Trust's investment adviser, SunAmerica. The policies and procedures enable the Trust to vote proxies in a manner consistent with the best interests of the Trust's shareholders.

The Trust has retained a proxy voting service, the Investor Responsibility Research Center (the "IRRC"), to effect votes on behalf of the Trust according to the Trust's policies and procedures, and to assist the Trust with recordkeeping of proxy votes.

Except as otherwise described below regarding case-by-case voting matters, neither SunAmerica nor any Manager has discretion concerning proxy voting decisions.

Company Management Recommendations. When determining whether to invest in the securities of a particular company, one of the key factors the portfolio manager considers is the quality and depth of the company's management. In holding portfolio securities, the Trust is seeking to maximize the investment value for shareholders, but not necessarily exercise control over the issuers of portfolio securities or otherwise advance a particular social agenda. The Trust's policies and procedures therefore provide that the Trust will generally vote in support of management recommendations on most corporate matters. When a Trust's portfolio manager is dissatisfied with a company's management, the Trust typically will sell the holding.

Case-By-Case Voting Matters. The policies and procedures identify certain voting matters that will be decided on a case-by-case basis. In these circumstances, the Trust may request guidance or a recommendation from the proxy voting committee, the portfolio manager or other appropriate personnel of SunAmerica and/or the subadviser of a Portfolio. In these instances, such person(s) will recommend the vote that will maximize value for and is in the best interests of the Trust's shareholders.

Examples of the Trust's Positions on Voting Matters. Consistent with the approaches described above, the following are examples of the Trust's voting positions on specific matters:

      -     Vote with management recommendations on most corporate matters;

      - Vote with management recommendations on proposals to increase or decrease authorized common stock;

      - Vote against the authorization of preferred stock if the company's board has unlimited rights to set the terms and conditions of the shares;

      - Vote for a management proposal to decrease authorized preferred stock or cancel a class or series of preferred stock;

      - Vote on a case-by-case basis regarding finance, merger and acquisition matters;

      -     Vote against most shareholder proposals;

      - Abstain from voting on social responsibility or environmental matters, unless the portfolio's objective is directly related to the social or environmental matter in question;(1) and

      -     Not vote proxies for passively managed portfolios.(2)

      - May vote in favor of or against proposals relating to stock option plans and other management compensation issues depending on the details of the plan.

Conflicts of Interest. Senior management of the Trust and SunAmerica, including members of the proxy voting committee and legal and compliance personnel, will resolve conflicts of interest presented by a proxy vote. In practice, application of the Trust's proxy voting policies and procedures will in most instances adequately address any possible conflicts of interest, as the policies and procedures were pre-determined by the proxy voting committee, and votes are effected according to the policies and procedures by the IRRC, an independent third-party. Also, the proxy voting committee consists of members who are not involved in marketing or other business units that may be likely to present conflicts.

However, if a situation arises where a vote presents a conflict between the interests of a Trust's shareholders and the interests of SunAmerica, the Trust's, or one of SunAmerica's affiliates, and the conflict is known to the Trust, senior management of the Trust and SunAmerica, including the proxy voting committee, will be consulted. Any individual with a known conflict may be required by the proxy voting committee to recuse himself or herself from being involved in the proxy voting decision. Senior management, including the proxy voting committee, will evaluate the situation and determine the vote to ensure that the Trust selects the vote that is in the best interests of the Trust's shareholders.

Proxy Voting Records. The IRRC maintains records of voting decisions for each vote cast on behalf of the Trust. Information regarding how the Trust voted proxies relating to securities held in the Trust during the twelve month period ended June 309, 2004 is available without charge upon request by calling 1-800-445-SUN2 (7-8-6-2). The proxy voting record is also available on the SEC's website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS POLICIES AND PROCEDURES

The Board of Trustees has adopted policies and procedures relating to disclosure of the Portfolios' securities. These policies and procedures prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Portfolios' shares and other parties which are not employed by the Adviser or its affiliates. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolios and their participants) are met, the Trust does not provide or permit others to provide information about the Portfolios' holdings on a selective basis.

The Trust makes the Portfolios' portfolio holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Trust's fiscal quarter.

In addition, the Trust generally makes publicly available, on a periodic basis, information regarding a Portfolio's top ten holdings (including name and percentage of a Portfolio's assets invested in each holding) and the percentage breakdown of a Portfolio's investments by country, sector and industry, as applicable. This information is generally made available through the Trust's website, marketing communications (including printed advertising and sales literature), and/or the Trust's telephone customer service centers. This information is generally

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(1) In these circumstances, the Portfolio will consider the effect that the vote's outcome may have on the issuing company and the value of its securities as part of the Portfolio's overall investment evaluation of whether to retain or sell the company's securities. The Portfolio will either retain or sell the securities according to the best interests of the portfolio's shareholders.

(2) The Board has determined that the costs of voting proxies for passively managed Portfolios will generally outweigh any benefits that may be achieved by voting such proxies because the outcome will not directly affect whether the Portfolio retains a particular security. That is, the Portfolio will retain or sell a particular security based on objective, rather than subjective, criteria.

made available through the Trust's website, marketing communications (including printed advertising and sales literature), and/or the Trust's telephone customer service centers. This information is generally not released until the information is at least 15 days old, unless otherwise approved by the Trust's legal department. The Trust and its affiliates are not authorized to receive compensation or other consideration for the non-public disclosure of portfolio holdings information.

Before any non-public disclosure of information about a Portfolio's holdings is permitted, any employee seeking to disclose such information must submit a written form to his or her department head requesting the release of non-public portfolio holdings information. The request must then be submitted to the legal and compliance departments of that Adviser and the Trust. The Trust's Chief Compliance Officer and/or the Adviser's legal counsel are responsible for authorizing the selective release of portfolio holding information. If the request is approved, the Trust and the third party must execute a confidentiality agreement governing the third party's duties with respect to the portfolio holdings information, which includes the duty to keep such information confidential.

The Trust's executive officers and the Adviser's legal counsel are responsible for determining whether there is a legitimate business purpose for the disclosure of such information and whether there are conflicts between the Portfolios' participants and the Portfolios' affiliates. To find that there is a legitimate business purpose, it must be determined that the selective disclosure of portfolio holdings information is necessary for the Portfolios' operation or useful to the Portfolios' participants without compromising the integrity or performance of the Portfolios.

At each quarterly meeting of the Board of Trustees, the Trustees review a report disclosing the third parties to whom the Portfolios' holdings information has been disclosed and the purpose for such disclosure, and consider whether or not the release of information to such third parties is in the best interest of the Portfolios and its participants.

      - Subadvisers. Each subadviser is continuously provided with the entire portfolio holdings for each Portfolio that it subadvises on a daily basis. In the case of a multi-managed Portfolio, the subadviser has access only to that portion of the Portfolio's holdings that it subadvises. In the event a sub-adviser is engaged to assume sub-advisory duties of a Portfolio, the Trust routinely discloses portfolio holdings information to such sub-adviser prior to its assumption of duties.

      - PricewaterhouseCoopers, LLP ("PwC"). PwC is provided with entire portfolio holdings information during periods in which it performs its audits or reviews of the Portfolios' financial statements. PwC does not disclose to third parties information regarding the Portfolios' holdings.

      - State Street Bank & Trust Company ("SSB&T"). SSB&T, as custodian to the Portfolios, has daily access to the entire holdings of each Portfolio. SSB&T does not disclose or release information regarding the Portfolios' holdings except as instructed by the Portfolio.

      - Lipper. The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a monthly basis. This information is disclosed approximately fifteen (15) days after the month end. Lipper analyzes the information to produce various statistical measures and general portfolio information (including equity investment style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.) and uses the information to determine each Portfolio's asset class and category in order to place each Portfolio in the appropriate peer group. Lipper does not disclose the entire portfolio holdings of each Portfolio, but does disclose the information listed above. This information is made available to Lipper subscribers approximately sixty (60) days after the receipt of information from the Portfolio.

      - Morningstar. Morningstar is a subscription-based service, though certain information regarding stocks and retail mutual Portfolios may be accessed through its web site at no charge. Information regarding the Portfolios are available only with a subscription. SSB&T forwards entire portfolio holdings information to Morningstar on a monthly basis, approximately thirty (30) days after each month end. Morningstar analyzes the information to produce various reports that contain statistical measures and other portfolio information (including equity style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.). Through Morningstar's DataLab product, entire portfolio holdings information is available to subscribers approximately within one week of Morningstar's receipt of the information. Other

            Morningstar subscription-based products provide statistical measures and portfolio information generally between fifteen (15) to thirty
            (30) days after its receipt of such information.

      - Standard & Poors ("S&P"). The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a quarterly basis, approximately thirty (30) days after the month end. S&P analyzes the information to produce various statistical measures and general portfolio information (including equity investment style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.) and uses the information to determine each Portfolio's asset class and category in order to place each Portfolio in the appropriate peer group. S&P does not disclose the entire portfolio holdings of each Portfolio, but does disclose the information listed above. This information is made available to S&P subscribers approximately sixty
            (60) days after the receipt of information from the Portfolio.

      - Bloomberg. The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a quarterly basis, approximately thirty (30) days after the month end. This information is made available to subscribers of Bloomberg's various databases within one (1) to fourteen (14) days of its receipt.

      - Thompson Financial. The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a monthly basis, approximately thirty (30) days after the month end. This information is made available to subscribers of Thompson Financial's various databases within a few days of its receipt.

      - Financial Printers. Portfolio Accounting provides various financial printers with portfolio holdings information between thirty (30) and sixty (60) days after each portfolio's fiscal quarter. Financial printers assist the Portfolios with the filing of their annual and semi-annual shareholder reports and quarterly regulatory filings with the Securities and Exchange Commission ("SEC") and the printing of shareholder reports for distribution to participants. Financial printers do not disclose the information publicly other than to file the document on the SEC's EDGAR database.

      - Investment Company Institute ("ICI"). Portfolio Accounting provides the ICI with certain holdings information (top 10 holdings, sector weighting and asset categories) regarding the Portfolios on a quarterly basis, approximately fifteen (15) days after the quarter end. The ICI uses this information for survey purposes and does not disclose a particular Portfolio's holding information publicly.

      - Investor Responsibility Research Center ("IRRC"). IRRC downloads weekly portfolio information (i.e. custodian identification number, security identification number, share position and description of the security) through SSB&T Insight System. This information is used solely for the purposes of voting proxies on behalf of the Portfolios and is not publicly disclosed. SAAMCo's contract with IRRC includes confidentiality disclosure.

                              FINANCIAL STATEMENTS

The Trust's audited financial statements for the fiscal year ended March 31, 2005 are incorporated into this SAI by reference to its 2005 annual report to shareholders. You may request a copy of the reports at no charge by calling
(800) 445-7862 or writing the Trust at P.O. Box 54299, Los Angeles, California, 90054-0299.

                                    APPENDIX

                  CORPORATE BOND AND COMMERCIAL PAPER RATINGS

DESCRIPTION OF MOODY'S CORPORATE RATINGS

      Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

      A Bonds rated A possess many favorable investment attributes and are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      Baa Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B Bonds rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the generic rating category.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act.

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

-     Leading market positions in well established industries

-     High rates of return on funds employed

- Conservative capitalization structures with moderate reliance on debt and ample asset protection

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation

- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated PRIME-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks that may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DESCRIPTION OF STANDARD & POOR'S CORPORATE DEBT RATINGS

A Standard & Poor's corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

      AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

      A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

      BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

Debt rated BB, B, CCC, CC and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

      BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

      B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

      CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

      CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

      C The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

      CI The rating CI is reserved for income bonds on which no interest is being paid.

      D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-): The ratings of AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these ratings categories.

Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

      L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

      * The "*" symbol indicates that the continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

      NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Debt Obligations of Issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the credit-worthiness of the obligor but do not take into account currency exchange and related uncertainties.

BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," "BBB," commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS.

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of not more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

      A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

      A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues designated "A-1" that are determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

      A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

      A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

      B Issues rated "B" are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

      C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

      D This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

DESCRIPTION OF DUFF & PHELPS' CORPORATE DEBT RATINGS

Duff & Phelps Rating Co. ("Duff & Phelps") rates long-term debt specifically to credit quality (i.e., the likelihood of timely payment for principal and interest). AAA is considered the highest quality. AA is considered high quality. A is regarded as good quality. BBB is considered to be investment grade and of satisfactory credit quality. BB and B are considered to be non-investment grade and CCC is regarded as speculative. Ratings in the long-term debt categories may include a plus (+) or minus (-) designation, which indicates where within the respective category the issue is placed.

DESCRIPTION OF DUFF & PHELPS RATING CO.'S COMMERCIAL PAPER RATINGS

Duff & Phelps' commercial paper ratings are consistent with the short-term rating criteria utilized by money market participants. Duff & Phelps commercial paper ratings refine the traditional 1 category. The majority of commercial issuers carry the higher short-term rating yet significant quality differences within that tier do exist. As a consequence, Duff & Phelps has incorporated gradations of 1+ and 1- to assist investors in recognizing those differences.

Duff 1+ - Highest certainty of time repayment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 - Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 - Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 - Satisfactory liquidity and other protection factors, qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected. Duff 4 - Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation. Duff 5 - Default.

DESCRIPTION OF THOMSON BANKWATCH, INC.'S CORPORATE DEBT RATINGS

BankWatch rates the long-term debt securities issued by various entities either AAA or AA. AAA is the highest category, which indicates the ability to repay principal and interest on a timely basis is very high. AA is the second highest category, which indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. Ratings in the long-term debt categories may include a plus (+) or minus (-) designation, which indicates where within the respective category the issue is placed.

DESCRIPTION OF THOMSON BANKWATCH, INC.'S COMMERCIAL PAPER RATINGS

Thomson BankWatch, Inc. ("BankWatch") short-term ratings apply only to unsecured instruments that have a maturity of one year or less. These short-term ratings specifically assess the likelihood of an untimely payment of principal and interest. TBW-1 is the highest category, which indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. TBW-2 is the second highest category and, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

DESCRIPTION OF FITCH, INC.'S ("FITCH") INVESTMENT GRADE BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

      AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

      AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-L."

      A Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

      BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

            PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

      NR    Indicates that Fitch does not rate the specific issue.

      CONDITIONAL     A conditional rating is premised on the successful
                      completion of a project or the occurrence of a specific event.

      SUSPENDED       A rating is suspended when Fitch deems the amount of
                      information available from the issuer to be inadequate for rating purposes.

      WITHDRAWN       A rating will be withdrawn when an issue matures or is
                      called or refinanced and, at Fitch's discretion, WHEN AN
                      ISSUER FAILS TO FURNISH PROPER AND TIMELY INFORMATION.

      FITCHALERT      Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive" indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

DESCRIPTION OF FITCH SPECULATIVE GRADE BOND RATINGS

Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

      BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

      B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

      CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

      CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

      C     Bonds are in imminent default in payment of interest or principal.

      DDD Bonds are in default on interest and/or principal payments. Such bonds are extremely

      DD speculative and should be valued on the basis of their ultimate recovery value in liquidation

      D or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

            PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

DESCRIPTION OF FITCH INVESTMENT GRADE SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

FITCH SHORT-TERM RATINGS ARE AS FOLLOWS:

      F1 Highest credit quality. Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

      F2 Good credit quality. Issues assigned this rating are regarded as having a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

      F3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

      B Issues assigned this rating are regarded as having minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

      C High default risk. Issues assigned this rating are regarded as having minimal capacity for meeting financial commitments, which is solely reliant upon a sustained, favorable business and economic environment. Default is a real possibility.

      D Default. Issues assigned this rating are in actual or imminent payment default.